UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	9/30/2009

Item 1. Schedule of Investments
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.5%

AFFILIATED MUTUAL FUNDS(w) — 69.0%
AST Cohen & Steers Realty Portfolio	46,252,043	$205,359,069
AST DeAM Large-Cap Value Portfolio	12,227,468	92,195,109
AST Federated Aggressive Growth Portfolio	3,065,837	20,878,352
AST Global Real Estate Portfolio	29,948,281	196,760,205
AST Goldman Sachs Mid-Cap Growth Portfolio*	41,824	174,825
AST High Yield Portfolio	32,819,869	213,985,544
AST International Growth Portfolio	30,165,966	295,023,150
AST International Value Portfolio	21,112,428	296,418,490
AST Jennison Large-Cap Growth Portfolio	413,720	4,120,652
AST Jennison Large-Cap Value Portfolio	413,706	4,120,511
AST Large-Cap Value Portfolio	12,575,650	143,110,897
AST Marsico Capital Growth Portfolio	6,329,706	96,528,009
AST MFS Growth Portfolio	11,867,542	95,771,061
AST Mid-Cap Value Portfolio	6,458,991	58,970,592
AST Money Market Portfolio	125,827	125,827
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,933,423	61,204,057
AST Parametric Emerging Markets Equity Portfolio	32,763,964	254,903,640
AST PIMCO Limited Maturity Bond Portfolio	4,897,886	50,889,036
AST PIMCO Total Return Bond Portfolio	37,723,052	438,341,861
AST QMA US Equity Alpha Portfolio	13,033,988	120,303,707
AST Small-Cap Growth Portfolio	1,495,216	21,217,122
AST Small-Cap Value Portfolio	4,023,138	41,518,787
AST T. Rowe Price Large-Cap Growth Portfolio*	4,519,845	44,565,671
AST T. Rowe Price Natural Resources Portfolio	1,249,696	21,944,670
AST Western Asset Core Plus Bond Portfolio	11,136,832	110,143,270

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,801,219,222)		2,888,574,114

COMMON STOCKS — 4.5%

Advertising
Harte-Hanks, Inc.	5,200	71,916

Aerospace & Defense
Alliant Techsystems, Inc.*	4,700	365,895
General Dynamics Corp.	6,100	394,060
L-3 Communications Holdings, Inc.	3,500	281,120
Northrop Grumman Corp.	5,800	300,150
Raytheon Co.	7,600	364,572
Teledyne Technologies, Inc.*	1,700	61,183

		1,766,980

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	27,300	1,576,575
HUB Group, Inc. (Class A Stock)*	63,000	1,439,550
UTi Worldwide, Inc.	65,100	942,648

		3,958,773

Airlines
Alaska Air Group, Inc.*	2,800	75,012
Allegiant Travel Co.*	4,200	159,978
Hawaiian Holdings, Inc.*	44,300	365,918
Jazz Air Income Fund (Canada)	183,500	629,006

		1,229,914

Auto Parts & Equipment
Advance Auto Parts, Inc.	4,000	157,120
ArvinMeritor, Inc.	12,300	96,186
AutoZone, Inc.*	1,000	146,220
Cooper Tire & Rubber Co.	6,800	119,544
Johnson Controls, Inc.	2,000	51,120
Standard Motor Products, Inc.	3,200	48,640
Titan International, Inc.	2,400	21,360
TRW Automotive Holdings Corp.*	20,000	335,000

		975,190

Automobile Manufacturers
Oshkosh Corp.	8,900	275,277

Beverages
Coca-Cola Co. (The)	800	42,960
Coca-Cola Enterprises, Inc.	10,600	226,946
Peet’s Coffee & Tea, Inc.*	3,200	90,336

		360,242

Biotechnology
Biogen Idec, Inc.*	7,200	363,744
Cambrex Corp.*	5,600	35,280
Celera Corp.*	29,800	185,654
Cubist Pharmaceuticals, Inc.*	5,200	105,040
Enzon Pharmaceuticals, Inc.*	16,500	136,125
Immunomedics, Inc.*	38,700	213,624
Millipore Corp.*	1,800	126,594

		1,166,061

Building & Construction
Thor Industries, Inc.	9,600	297,120

Building Materials
AAON, Inc.	5,100	102,408
Armstrong World Industries, Inc.*	700	24,122
Masco Corp.	10,500	135,660
Owens Corning*	6,300	141,435

		403,625

Chemicals — 0.1%
Ashland, Inc.	1,400	60,508
Celanese Corp. (Class A Stock)	11,300	282,500
CF Industries Holdings, Inc.	1,700	146,591
Eastman Chemical Co.	2,300	123,142
Ecolab, Inc.	2,600	120,198
Hawkins, Inc.	1,400	32,704
Lubrizol Corp. (The)	5,300	378,738
NewMarket Corp.	2,800	260,512
Omnova Solutions, Inc.*	14,000	90,720
Stepan Co.	1,400	84,112
Symyx Technologies, Inc.*	11,300	74,806
Terra Industries, Inc.	4,400	152,548

Valspar Corp. (The)	900	24,759

		1,831,838

Clothing & Apparel
Carter’s, Inc.*	4,400	117,480
Coach, Inc.	11,900	391,748
Hanesbrands, Inc.*	18,300	391,620
Maidenform Brands, Inc.*	9,500	152,570
Steven Madden Ltd.*	1,400	51,534
True Religion Apparel, Inc.*	700	18,151
Warnaco Group, Inc. (The)*	1,000	43,860

		1,166,963

Commercial Banks
Ameris Bancorp	1,914	13,685
Bank of Hawaii Corp.	3,000	124,620
Central Pacific Financial Corp.	11,500	28,980
Community Bank System, Inc.	2,600	47,502
FNB Corp.	8,300	59,013
Harleysville National Corp.	5,300	28,249
International Bancshares Corp.	3,000	48,930
Pacific Capital Bancorp	2,600	3,744
Sun Bancorp, Inc.*	735	3,881
Susquehanna Bancshares, Inc.	2,500	14,725
Trustco Bank Corp.	8,700	54,375
Webster Financial Corp.	1,600	19,952
Wells Fargo & Co.	500	14,090

		461,746

Commercial Services
DynCorp International, Inc. (Class A Stock)*	5,700	102,600
Multi-Color Corp.	2,000	30,860
Universal Technical Institute, Inc.*	6,900	135,930
VistaPrint NV (Netherlands)*	300	15,225

		284,615

Commercial Services & Supplies — 0.3%
AMN Healthcare Services, Inc.*	6,300	59,913
Apollo Group, Inc. (Class A Stock)*	4,600	338,882
Brink’s Home Security Holdings, Inc.*	2,900	89,291
Capella Education Co.*	1,400	94,276
Career Education Corp.*	3,100	75,578
CDI Corp.	1,500	21,075
Convergys Corp.*	12,000	119,280
Deluxe Corp.	7,200	123,120
EnergySolutions, Inc.	116,100	1,070,442
Equifax, Inc.	9,800	285,572
GEO Group, Inc. (The)*	69,900	1,409,883
Grand Canyon Education, Inc.*	5,500	98,065
Hewitt Associates, Inc. (Class A Stock)*	500	18,215
IESI-BFC Ltd. (NYSE)	110,200	1,423,784
IESI-BFC Ltd. (TSX)	144,900	1,878,496
ITT Educational Services, Inc.*	2,000	220,820
M&F Worldwide Corp.*	2,800	56,672
Monster Worldwide, Inc.*	19,400	339,112
PHH Corp.*	5,800	115,072
Rent-A-Center, Inc.*	10,000	188,800
Republic Services, Inc.	127,720	3,393,521
RR Donnelley & Sons Co.	15,100	321,026
SAIC, Inc.*	2,800	49,112
Service Corp. International	4,500	31,545
Shanks Group PLC (United Kingdom)*	570,923	904,670
StarTek, Inc.*	1,500	13,020
Strayer Education, Inc.	1,100	239,448
Waste Management, Inc.	35,900	1,070,538
Watson Wyatt Worldwide, Inc. (Class A Stock)	900	39,204
Weight Watchers International, Inc.	700	19,208

		14,107,640

Computer Services & Software — 0.1%
Adobe Systems, Inc.*	6,500	214,760
American Reprographics Co.*	8,000	76,160
Autodesk, Inc.*	1,600	38,080
DST Systems, Inc.*	500	22,400
Fiserv, Inc.*	600	28,920
iGate Corp.	1,800	15,444
IHS, Inc. (Class A Stock)*	2,400	122,712
infoGROUP, Inc.*	4,200	29,442
Novell, Inc.*	13,900	62,689
Pegasystems, Inc.	5,600	193,368
Red Hat, Inc.*	12,100	334,444
Sykes Enterprises, Inc.*	4,900	102,018
Symantec Corp.*	12,700	209,169
SYNNEX Corp.*	4,000	121,920
Synopsys, Inc.*	9,000	201,780
Syntel, Inc.	7,800	372,294
THQ, Inc.*	9,500	64,980

		2,210,580

Computers & Peripherals
Apple, Inc.*	1,400	259,518
Dell, Inc.*	1,100	16,786
International Business Machines Corp.	600	71,766
Lexmark International, Inc. (Class A Stock)*	1,300	28,002
NCI, Inc. (Class A Stock)*	2,900	83,114
Radisys Corp.*	5,200	45,188
Seagate Technology (Cayman Islands)	28,600	435,006
Western Digital Corp.*	11,000	401,830

		1,341,210

Consumer Products & Services — 0.1%
American Greetings Corp. (Class A Stock)	14,300	318,890
Avery Dennison Corp.	8,200	295,282
Blyth, Inc.	4,800	185,904
Colgate-Palmolive Co.	2,200	167,816
Jarden Corp.	10,700	300,349
Kimberly-Clark Corp.	3,800	224,124
La-Z-Boy, Inc.	26,000	224,900
Prestige Brands Holdings, Inc.*	1,600	11,264
Procter & Gamble Co.	2,200	127,424
Scotts Miracle-Gro Co. (The) (Class A Stock)	8,700	373,665

		2,229,618

Containers & Packaging
AEP Industries, Inc.*	3,200	127,680
Ball Corp.	1,500	73,800
Bway Holding Co.*	4,000	74,040
Crown Holdings, Inc.*	2,800	76,160
Owens-Illinois, Inc.*	5,800	214,020
Pactiv Corp.*	14,100	367,305

Rock-Tenn Co. (Class A Stock)	700	32,977

		965,982

Distribution/Wholesale
Beacon Roofing Supply, Inc.*	10,000	159,800
Brightpoint, Inc.*	3,600	31,500
Core-Mark Holding Co., Inc.*	3,900	111,540
Fossil, Inc.*	2,000	56,900
Ingram Micro, Inc. (Class A Stock)*	15,100	254,435
W.W. Grainger, Inc.	3,600	321,696

		935,871

Diversified Financial Services
Affiliated Managers Group, Inc.*	300	19,503
Ameriprise Financial, Inc.	3,900	141,687
GFI Group, Inc.	26,400	190,872
Invesco Ltd. (Bermuda)	8,500	193,460
JPMorgan Chase & Co.	3,100	135,842
MasterCard, Inc. (Class A Stock)	1,300	262,795
NYSE Euronext, Inc.	1,900	54,891
optionsXpress Holdings, Inc.	7,000	120,960
T. Rowe Price Group, Inc.	400	18,280
Waddell & Reed Financial, Inc. (Class A Stock)	1,200	34,140
World Acceptance Corp.*	7,000	176,470

		1,348,900

Diversified Telecommunication Services — 0.2%
Alaska Communications Systems Group, Inc.	139,300	1,288,525
BCE, Inc. (Canada)	63,700	1,571,479
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	87,472	1,577,995
Iliad SA (France)	10,561	1,189,998
Koninklijke KPN NV (Netherlands)	87,800	1,456,352

		7,084,349

Electric
Alliant Energy Corp.	6,100	169,885
Calpine Corp.*	10,300	118,656
DTE Energy Co.	4,500	158,130
Hawaiian Electric Industries, Inc.	6,600	119,592
Mirant Corp.*	7,100	116,653
Pepco Holdings, Inc.	1,100	16,368
Public Service Enterprise Group, Inc.	3,400	106,896

		806,180

Electric Utilities — 0.5%
Allegheny Energy, Inc.	43,700	1,158,924
American Electric Power Co., Inc.	43,800	1,357,362
CEZ A/S (Czech Republic)	41,900	2,234,692
Cia Energetica de Minas Gerais, ADR (Brazil)	102,600	1,559,520
CPFL Energia SA (Brazil)	30,700	555,220
CPFL Energy SA, 144A (Brazil)	52,700	953,098
E.ON AG (Germany)	14,658	621,618
Edison International	42,800	1,437,224
Enersis SA, ADR (Chile)	116,400	2,147,580
Entergy Corp.	15,500	1,237,830
Fortum Oyj (Finland)	31,700	812,725
Great Plains Energy, Inc.	47,406	850,938
IBERDROLA SA (Spain)	99,195	973,283
PPL Corp.	37,800	1,146,852
Terna Rete Elettrica Nazionale SpA (Italy)	217,600	848,607
Verbund — Oesterreichische Elektrizitaetswirtschafts AG (Class A Stock) (Austria)	23,800	1,203,304

		19,098,777

Electrical Equipment — 0.1%
A123 Systems, Inc.*	29,800	635,336
Areva SA (France)	1,527	881,306
First Solar, Inc.*	4,600	703,156
Gamesa Corp. Tecnologica SA (Spain)	19,300	432,397

		2,652,195

Electronic Components & Equipment — 0.1%
Avnet, Inc.*	8,700	225,939
CTS Corp.	10,200	94,860
Dolby Laboratories, Inc. (Class A Stock)*	7,800	297,882
DTS, Inc.*	4,300	117,734
Hubbell, Inc. (Class B Stock)	6,100	256,200
Mettler-Toledo International, Inc.*	3,400	308,006
National Instruments Corp.	1,300	35,919
NVE Corp.*	5,700	303,012
Tech Data Corp.*	10,000	416,100
Thermo Fisher Scientific, Inc.*	1,000	43,670
Thomas & Betts Corp.*	4,300	129,344
Universal Electronics, Inc.*	2,900	59,218
Vicor Corp.*	2,700	20,844
Waters Corp.*	3,300	184,338

		2,493,066

Electronic Equipment & Instruments
Itron, Inc.*	9,300	596,502

Energy — Alternate Sources
Headwaters, Inc.*	19,000	73,530

Engineering/Construction — 0.1%
Bouygues SA (France)	18,210	926,009
Chicago Bridge & Iron Co. NV	76,300	1,425,284
Fluor Corp.	15,100	767,835
KBR, Inc.	5,400	125,766
McDermott International, Inc. (Panama)*	16,600	419,482
Michael Baker Corp.*	2,300	83,582
URS Corp.*	5,100	222,615
Vinci SA (France)	32,581	1,843,218

		5,813,791

Entertainment & Leisure
Carmike Cinemas, Inc.*	1,200	12,132
Hasbro, Inc.	7,200	199,800
Isle of Capri Casinos, Inc.*	2,500	29,475
Polaris Industries, Inc.	700	28,546

		269,953

Environmental Control
Nalco Holding Co.	13,400	274,566
Stericycle, Inc.*	4,400	213,180
Waste Services, Inc.*	13,500	62,370

		550,116

Financial — Bank & Trust
Bank of America Corp.	2,600	43,992

Cardinal Financial Corp.	14,200	116,866
Citigroup, Inc.	8,100	39,204
Goldman Sachs Group, Inc. (The)	900	165,915
Wintrust Financial Corp.	1,400	39,144

		405,121

Financial Services
BlackRock, Inc.	1,100	238,502
Broadridge Financial Solutions, Inc.	3,700	74,370
Interactive Brokers Group, Inc. (Class A Stock)*	1,300	25,831
Western Union Co. (The)	19,300	365,156

		703,859

Food Products
Tyson Foods, Inc. (Class A Stock)	5,900	74,517

Foods — 0.1%
American Italian Pasta Co. (Class A Stock)*	700	19,026
Chiquita Brands International, Inc.*	6,300	101,808
ConAgra Foods, Inc.	6,500	140,920
Dean Foods Co.*	8,500	151,215
Del Monte Foods Co.	5,600	64,848
Diamond Foods, Inc.	1,400	44,408
General Mills, Inc.	1,500	96,570
Kellogg Co.	200	9,846
Kroger Co. (The)	15,500	319,920
Lancaster Colony Corp.	900	46,143
Safeway, Inc.	2,400	47,328
Sanderson Farms, Inc.	4,800	180,672
Sara Lee Corp.	11,100	123,654
Smart Balance, Inc.*	2,500	15,350
Smithfield Foods, Inc.*	3,900	53,820
SUPERVALU, Inc.	12,300	185,238
Weis Markets, Inc.	2,100	67,095
Whole Foods Market, Inc.*	5,700	173,793

		1,841,654

Gas Utilities — 0.1%
Enagas (Spain)	47,396	990,422
EQT Corp.	20,100	856,260
ONEOK, Inc.	58,400	2,138,608
Snam Rete Gas SpA (Italy)	195,840	952,892

		4,938,182

Hand/Machine Tools
K-Tron International, Inc.*	200	19,042

Healthcare Products — 0.1%
American Medical Systems Holdings, Inc.*	16,200	274,104
Bruker Corp.*	15,700	167,519
Cantel Medical Corp.*	8,400	126,504
Cooper Cos., Inc. (The)	6,200	184,326
Cyberonics, Inc.*	1,600	25,504
ev3, Inc.*	10,800	132,948
Hospira, Inc.*	8,300	370,180
ICU Medical, Inc.*	2,500	92,150
Intuitive Surgical, Inc.*	200	52,450
Invacare Corp.	2,700	60,156
Inverness Medical Innovations, Inc.*	800	30,984
Meridian Bioscience, Inc.	5,500	137,555
Quidel Corp.*	2,600	42,198
ResMed, Inc.*	5,800	262,160
Techne Corp.	300	18,765

		1,977,503

Healthcare Providers & Services — 0.1%
American Dental Partners, Inc.*	1,600	22,400
Bio-Reference Labs, Inc.*	4,300	147,920
Community Health Systems, Inc.*	1,900	60,667
Health Net, Inc.*	6,200	95,480
HealthSouth Corp.*	5,700	89,148
Healthways, Inc.*	900	13,788
Humana, Inc.*	5,300	197,690
Laboratory Corp. of America Holdings*	1,500	98,550
LifePoint Hospitals, Inc.*	500	13,530
Lincare Holdings, Inc.*	13,700	428,125
Magellan Health Services, Inc.*	600	18,636
MedCath Corp.*	5,200	45,604
Psychiatric Solutions, Inc.*	6,800	181,968
Quest Diagnostics, Inc.	6,500	339,235
UnitedHealth Group, Inc.	13,200	330,528
US Physical Therapy, Inc.*	2,000	30,140
WellPoint, Inc.*	1,000	47,360

		2,160,769

Hotels, Restaurants & Leisure
BJ’s Restaurants, Inc.*	17,100	256,329
Brinker International, Inc.	7,800	122,694
California Pizza Kitchen, Inc.*	13,500	210,870
Cheesecake Factory, Inc. (The)*	9,900	183,348
Cracker Barrel Old Country Store, Inc.	4,100	141,040
International Speedway Corp. (Class A Stock)	4,000	110,280
Jack in the Box, Inc.*	8,500	174,165
McDonald’s Corp.	2,200	125,554
P.F. Chang’s China Bistro, Inc.*	3,400	115,498
Panera Bread Co. (Class A Stock)*	1,700	93,500
Texas Roadhouse, Inc. (Class A Stock)*	6,200	65,844

		1,599,122

Household Durables
Mohawk Industries, Inc.*	300	14,307
Newell Rubbermaid, Inc.	12,100	189,849
Stanley Works (The)	700	29,883
Tempur-Pedic International, Inc.*	13,100	248,114

		482,153

Household Products
Toro Co. (The)	8,600	342,022
Tupperware Brands Corp.	10,800	431,136

		773,158

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)*	190,000	2,815,800
Constellation Energy Group, Inc.	104,800	3,392,376
Infigen Energy (Australia)	1,767,239	2,343,836
International Power PLC (United Kingdom)	155,447	717,960
MPX Energia SA (Brazil)	78,000	871,755
NRG Energy, Inc.*	63,300	1,784,427

Tractebel Energia SA (Brazil)	133,600	1,583,653

		13,509,807

Insurance — 0.1%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	3,500	167,755
American Equity Investment Life Holding Co.	8,100	56,862
American Financial Group, Inc.	1,100	28,050
American Physicians Capital, Inc.	3,066	88,331
Argo Group International Holdings Ltd. (Bermuda)*	4,300	144,824
Aspen Insurance Holdings Ltd. (Bermuda)	7,300	193,231
AXIS Capital Holdings Ltd. (Bermuda)	4,200	126,756
CNA Financial Corp.*	5,500	132,770
Endurance Specialty Holdings Ltd. (Bermuda)	4,600	167,762
FPIC Insurance Group, Inc.*	300	10,065
Hallmark Financial Services, Inc.*	5,500	44,275
HCC Insurance Holdings, Inc.	1,500	41,025
OneBeacon Insurance Group Ltd. (Bermuda)	800	10,992
PartnerRe Ltd. (Bermuda)	4,100	315,454
Platinum Underwriters Holdings Ltd. (Bermuda)	3,700	132,608
Protective Life Corp.	1,700	36,414
Reinsurance Group of America, Inc.	1,600	71,360
StanCorp Financial Group, Inc.	3,700	149,369
Transatlantic Holdings, Inc.	3,200	160,544
Unum Group	1,200	25,728

		2,104,175

Internet Software & Services
EarthLink, Inc.	16,400	137,924
Equinix, Inc.*	1,600	147,200
F5 Networks, Inc.*	7,000	277,410
i2 Technologies, Inc.*	4,100	65,764
IAC/InterActiveCorp*	6,700	135,273
j2 Global Communications, Inc.*	4,600	105,846
Keynote Systems, Inc.*	8,600	81,098
Online Resources Corp.*	1,700	10,489
Overstock.com, Inc.*	8,600	126,162
PC-Tel, Inc.*	2,800	17,500
RightNow Technologies, Inc.*	5,100	73,644
S1 Corp.*	14,500	89,610
TIBCO Software, Inc.*	800	7,592
ValueClick, Inc.*	4,200	55,398

		1,330,910

Investment Companies
Ares Capital Corp.	2,200	24,244
Fifth Street Finance Corp.	3,000	32,790
Janus Capital Group, Inc.	15,800	224,044

		281,078

Machinery — 0.1%
China South Locomotive and Rolling Stock Corp. (China)	1,952,100	1,131,716
New Flyer Industries, Inc. 144A (Canada)	220,900	1,846,593

		2,978,309

Machinery & Equipment
AGCO Corp.*	1,600	44,208
Bucyrus International, Inc.	1,600	56,992
Chart Industries, Inc.*	10,000	215,900
Flowserve Corp.	1,200	118,248
Lincoln Electric Holdings, Inc.	4,100	194,545
Tennant Co.	7,600	220,856

		850,749

Manufacturing
Actuant Corp. (Class A Stock)	2,300	36,938
Brink’s Co. (The)	3,800	102,258
Carlisle Cos., Inc.	1,900	64,429
Colfax Corp.*	6,000	63,780
Crane Co.	1,900	49,039
Federal Signal Corp.	4,500	32,355
ITT Corp.	1,100	57,365
Leggett & Platt, Inc.	15,200	294,880
Pentair, Inc.	4,500	132,840
Smith & Wesson Holding Corp.*	17,700	92,571
Sturm Ruger & Co., Inc.	500	6,470
Trinity Industries, Inc.	9,500	163,305

		1,096,230

Media
CBS Corp. (Class B Stock)	5,500	66,275
DIRECTV Group, Inc. (The)*	4,100	113,078
DISH Network Corp. (Class A Stock)*	2,800	53,928
McGraw-Hill Cos., Inc. (The)	4,400	110,616
Wiley, (John) & Sons, Inc. (Class A Stock)	2,300	79,994

		423,891

Metals & Mining
AK Steel Holding Corp.	2,900	57,217
Ampco-Pittsburgh Corp.	600	15,954
Commercial Metals Co.	4,600	82,340
Compass Minerals International, Inc.	1,100	67,782
Freeport-McMoRan Copper & Gold, Inc.	2,000	137,220
International Coal Group, Inc.*	36,700	147,901
James River Coal Co.*	2,100	40,131
Southern Copper Corp.	13,000	398,970
United States Steel Corp.	1,900	84,303
USEC, Inc.*	10,700	50,183
Valmont Industries, Inc.	1,400	119,252
Walter Energy, Inc.	6,800	408,408

		1,609,661

Miscellaneous Manufacturers
Illinois Tool Works, Inc.	2,900	123,859

Multi-Utilities — 0.3%
Ameren Corp.	44,300	1,119,904
Centrica PLC (United Kingdom)	351,700	1,414,174
CMS Energy Corp.	74,200	994,280
GDF Suez (France)	19,300	857,028
Hera SpA (Italy)	420,741	1,023,900
NiSource, Inc.	79,200	1,100,088
RWE AG (Germany)	10,624	986,750
Sempra Energy	41,500	2,067,115
Xcel Energy, Inc.	48,900	940,836

		10,504,075

Networking Products
Acme Packet, Inc.*	22,100	221,221

Office Equipment & Supplies
Steelcase, Inc. (Class A Stock)	600	3,726
Xerox Corp.	18,300	141,642

		145,368

Oil, Gas & Consumable Fuels — 0.4%
Atmos Energy Corp.	1,500	42,270
Berry Petroleum Co. (Class A Stock)	9,300	249,054
Cal Dive International, Inc.*	20,400	201,756
CenterPoint Energy, Inc.	900	11,187
Cheniere Energy, Inc.*	194,600	570,178
Chevron Corp.	4,500	316,935
Complete Production Services, Inc.*	6,100	68,930
Comstock Resources, Inc.*	3,300	132,264
ConocoPhillips	400	18,064
Crescent Point Energy Corp. (Canada)	34,900	1,180,012
CVR Energy, Inc.*	1,200	14,928
Delek US Holdings, Inc.	2,300	19,711
Dresser-Rand Group, Inc.*	8,700	270,309
Enbridge, Inc.	31,700	1,229,960
Energen Corp.	2,800	120,680
Energy Transfer Equity LP	55,500	1,554,000
ENSCO International, Inc.	1,900	80,826
FMC Technologies, Inc.*	8,100	423,144
Forest Oil Corp.*	14,700	287,679
Gulfport Energy Corp.*	1,700	14,858
Helix Energy Solutions Group, Inc.*	30,900	462,882
Murphy Oil Corp.	2,600	149,682
Oceaneering International, Inc.*	500	28,375
Oil States International, Inc.*	6,300	221,319
Petroquest Energy, Inc.*	14,200	92,158
Pioneer Drilling Co.*	1,400	10,276
Plains All American Pipeline LP	23,500	1,087,815
Plains Exploration & Production Co.*	1,000	27,660
Regency Energy Partners LP	65,000	1,274,650
SEACOR Holdings, Inc.*	3,200	261,216
SemGroup Energy Partners LP*	112,600	692,490
Southern Union Co.	2,100	43,659
Southwestern Energy Co.*	1,600	68,288
Stone Energy Corp.*	13,700	223,447
Sunoco, Inc.	6,900	196,305
Superior Energy Services, Inc.*	2,500	56,300
UGI Corp.	8,300	207,998
Unit Corp.*	3,500	144,375
Western Refining, Inc.*	15,900	102,555
Whiting Petroleum Corp.*	20,900	1,203,422
Willbros Group, Inc.*	14,600	222,358
Williams Cos., Inc.	46,800	836,316
Williams Partners LP	23,000	535,670
World Fuel Services Corp.	1,800	86,526

		15,042,487

Paper & Forest Products
Glatfelter	10,200	117,096

Pharmaceuticals — 0.1%
Allergan, Inc.	2,700	153,252
Bristol-Myers Squibb Co.	5,600	126,112
Carefusion Corp.*	4,850	105,730
Cephalon, Inc.*	3,500	203,840
Eli Lilly & Co.	3,700	122,211
Endo Pharmaceuticals Holdings, Inc.*	2,200	49,786
Forest Laboratories, Inc.*	4,800	141,312
Isis Pharmaceuticals, Inc.*	20,900	304,513
ISTA Pharmaceuticals, Inc.*	1,700	7,582
Mead Johnson Nutrition Co. (Class A Stock)	1,700	76,687
Medco Health Solutions, Inc.*	200	11,062
Mylan, Inc.*	12,800	204,928
Sciclone Pharmaceuticals, Inc.*	8,600	36,636
Sepracor, Inc.*	7,700	176,330
Valeant Pharmaceuticals International*	6,300	176,778
Watson Pharmaceuticals, Inc.*	1,600	58,624

		1,955,383

Pipelines
Spectra Energy Corp.	3,900	73,866

Real Estate
Forest City Enterprises, Inc. (Class A Stock)	19,300	258,041

Real Estate Investment Trusts — 0.1%
Annaly Capital Management, Inc.	18,700	339,218
Apartment Investment & Management Co. (Class A Stock)	3,305	48,749
Boston Properties, Inc.	21,200	1,389,660
Brandywine Realty Trust	6,600	72,864
Chimera Investment Corp.	19,800	75,636
Colonial Properties Trust	5,000	48,650
Duke Realty Corp.	8,800	105,688
Education Realty Trust, Inc.	94,500	560,385
First Potomac Realty Trust	6,600	76,296
Hospitality Properties Trust	7,900	160,923
HRPT Properties Trust	8,300	62,416
Parkway Properties, Inc.	8,100	159,570
ProLogis	11,400	135,888
Ramco-Gershenson Properties Trust	3,800	33,896
SL Green Realty Corp.	4,600	201,710
Sunstone Hotel Investors, Inc.*	22,100	156,910
Weingarten Realty Investors	6,900	137,448
Winthrop Realty Trust	1,500	14,610

		3,780,517

Retail & Merchandising — 0.1%
99 Cents Only Stores*	5,900	79,355
Aeropostale, Inc.*	4,500	195,615
AnnTaylor Stores Corp.*	4,500	71,505
Big Lots, Inc.*	8,100	202,662
Charming Shoppes, Inc.*	4,600	22,586
Chico’s FAS, Inc.*	28,300	367,900
Darden Restaurants, Inc.	300	10,239
Denny’s Corp.*	8,900	23,674
Dollar Tree, Inc.*	1,600	77,888
Family Dollar Stores, Inc.	3,000	79,200
First Cash Financial Services, Inc.*	1,900	32,547
Foot Locker, Inc.	7,800	93,210
Guess?, Inc.	8,100	300,024
Gymboree Corp.*	1,800	87,084
Kohl’s Corp.*	600	34,230
Pantry, Inc. (The)*	8,300	130,144

PetMed Express, Inc.	13,000	245,050
PetSmart, Inc.	11,200	243,600
Phillips-Van Heusen Corp.	7,500	320,925
Red Robin Gourmet Burgers, Inc.*	900	18,378
Ross Stores, Inc.	5,800	277,066
Sally Beauty Holdings, Inc.*	22,400	159,264
Target Corp.	8,200	382,776
TJX Cos., Inc.	4,000	148,600
Tractor Supply Co.*	5,500	266,310
Wal-Mart Stores, Inc.	2,900	142,361
Williams-Sonoma, Inc.	7,600	153,748

		4,165,941

Road & Rail — 0.2%
All America Latina Logistica SA (Brazil)	199,100	1,546,408
Burlington Northern Santa Fe Corp.	8,700	694,521
Con-Way, Inc.	8,000	306,560
Union Pacific Corp.	40,200	2,345,670
Vitran Corp., Inc., PIPE*(g)	147,059	1,109,753

		6,002,912

Savings & Loan
Astoria Financial Corp.	11,900	131,376
First Defiance Financial Corp.	1,500	22,365
First Financial Holdings, Inc.	2,400	38,328
TFS Financial Corp.	4,100	48,790

		240,859

Semiconductors — 0.1%
Altera Corp.	6,200	127,162
Analog Devices, Inc.	7,600	209,608
Applied Micro Circuits Corp.*	29,900	298,701
Broadcom Corp. (Class A Stock)*	6,000	184,140
Cirrus Logic, Inc.*	28,300	157,348
Cree, Inc.*	9,000	330,750
Cypress Semiconductor Corp.*	16,100	166,313
Diodes, Inc.*	6,800	123,012
Intel Corp.	1,400	27,398
Intersil Corp. (Class A Stock)	10,600	162,286
LSI Corp.*	59,900	328,851
Marvell Technology Group Ltd. (Bermuda)*	13,000	210,470
Micrel, Inc.	29,000	236,350
Netlogic Microsystems, Inc.*	3,600	162,000
ON Semiconductor Corp.*	15,600	128,700
PMC — Sierra, Inc.*	1,300	12,428
Rovi Corp.*	4,600	154,560
Semtech Corp.*	15,000	255,150
Silicon Laboratories, Inc.*	6,400	296,704
Skyworks Solutions, Inc.*	7,500	99,300
Texas Instruments, Inc.	13,000	307,970
Volterra Semiconductor Corp.*	6,100	112,057

		4,091,258

Software
BMC Software, Inc.*	9,800	367,794
Interactive Intelligence, Inc.*	4,200	80,262
McAfee, Inc.*	5,600	245,224

		693,280

Specialty Retail
Jos. A. Bank Clothiers, Inc.*	2,300	102,971
Limited Brands, Inc.	6,300	107,037
Lithia Motors, Inc. (Class A Stock)	2,200	34,298
Monro Muffler Brake, Inc.	3,800	120,802
RadioShack Corp.	1,400	23,198

		388,306

Telecommunications — 0.1%
Applied Signal Technology, Inc.	5,500	127,985
AT&T, Inc.	600	16,206
CenturyTel, Inc.	3,300	110,880
Cisco Systems, Inc.*	1,300	30,602
EchoStar Corp. (Class A Stock)*	2,600	47,996
Harris Corp.	3,700	139,120
IPCS, Inc.*	11,500	200,100
Juniper Networks, Inc.*	2,400	64,848
Novatel Wireless, Inc.*	26,500	301,040
NTELOS Holdings Corp.	2,400	42,384
RF Micro Devices, Inc.*	35,200	191,136
United States Cellular Corp.*	1,800	70,326
USA Mobility, Inc.	9,600	123,648
Verizon Communications, Inc.	6,200	187,674
Windstream Corp.	23,100	234,003

		1,887,948

Tobacco
Reynolds American, Inc.	4,700	209,244

Transportation
CSX Corp.	500	20,930
Dynamex, Inc.*	6,100	99,613
International Shipholding Corp.	700	21,567
Ryder System, Inc.	2,200	85,932
Tidewater, Inc.	6,000	282,540

		510,582

Transportation Infrastructure — 0.2%
Aegean Marine Petroleum Network, Inc.	84,400	1,899,000
Atlantia SpA (Italy)	73,812	1,789,781
Brisa Auto-Estradas de Portugal SA (Portugal)	112,649	1,109,412
Cia de Concessoes Rodoviarias (Brazil)	75,100	1,297,167
Groupe Eurotunnel SA (France)	207,800	2,125,863
Hamburger Hafen und Logistik AG (Germany)	26,811	1,208,017

		9,429,240

Water — 0.1%
American Water Works Co., Inc.	12,700	253,238
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	83,600	1,590,740
Middlesex Water Co.	2,800	42,224

		1,886,202

Water Utilities
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	72,100	1,216,453

Wireless Telecommunication Services — 0.2%
Centennial Communications Corp.*	124,100	990,318
Crown Castle International Corp.*	68,900	2,160,704
Leap Wireless International, Inc.*	33,600	656,880
MetroPCS Communications, Inc.*	165,000	1,544,400

NII Holdings, Inc.*	45,600	1,367,088
SBA Communications Corp. (Class A Stock)*	54,800	1,481,244
Telephone & Data Systems, Inc.	1,300	40,313
Vivo Participacoes SA, ADR (Brazil)	47,600	1,201,900

		9,442,847

TOTAL COMMON STOCKS (cost $190,275,771)		188,375,395

EXCHANGE TRADED FUNDS — 4.3%
Energy Select Sector SPDR Fund	109,700	5,915,024
iShares Barclays Aggregate Bond Fund	175,500	18,413,460
iShares Barclays Intermediate Credit Bond Fund	57,800	5,982,300
iShares Barclays TIPS Bond Fund	58,100	5,977,328
iShares FTSE/ Xinhua China 25 Index Fund	139,600	5,715,224
iShares iBoxx $ High Yield Corporate Bond Fund	46,900	4,049,815
iShares iBoxx Investment Grade Corporate Bond Fund	261,600	27,907,488
iShares MSCI Australia Index Fund	277,800	6,278,280
iShares MSCI Brazil Index Fund	93,600	6,333,912
iShares MSCI Canada Index Fund	235,300	5,995,444
iShares MSCI EAFE Index Fund	414,900	22,695,030
iShares MSCI Emerging Markets Index Fund	157,000	6,108,870
iShares S&P Global 100 Index Fund	223,321	13,010,682
iShares S&P GSCI Commodity Indexed Trust*	262,700	7,796,936
iShares S&P National Municipal Bond Fund	75,800	8,019,640
PowerShares DB Commodity Index Tracking Fund*	541,300	11,941,078
SPDR Dow Jones Wilshire REIT	228,400	10,401,336
SPDR Gold Trust*	60,400	5,970,540

TOTAL EXCHANGE TRADED FUNDS (cost $162,806,361)		178,512,387

MUTUAL FUNDS — 1.5%
Calamos Market Neutral Income Fund	887,488	9,930,993
Eaton Vance Floating-Rate Fund	365,861	3,073,230
Forum Funds — Absolute Strategies Fund	1,040,917	10,773,489
Franklin Floating Rate Daily Access Fund	345,429	3,019,046
Gateway Fund	296,818	7,283,923
Hussman Strategic Growth Fund	724,541	9,397,291
Ivy Asset Strategy Fund	359,147	7,832,997
Mainstay Floating Rate Fund	338,139	3,029,726
Merger Fund (The)	535,510	8,171,890

TOTAL MUTUAL FUNDS (cost $64,993,960)		62,512,585

PREFERRED STOCKS

Diversified Financial Services
SLM Corp., 1.961%, CVT	900	11,070

Electric Utilities
GXP Energy, Inc., 12.00%, CVT	7,800	494,520

TOTAL PREFERRED STOCKS (cost $400,125)		505,590

				Principal
Interest	Maturity	Moody’s		Amount
Rate	Date	Ratings†		(000)#

ASSET-BACKED SECURITIES — 0.2%

Ally Auto Receivables Trust,
Series 2009-A, Class A2, 144A
1.32%	03/15/12	AAA(d)		$1,400	1,387,532
Bank of America Auto Trust,
Series 2009-2A, Class A2, 144A
1.16%	02/15/12	Aaa		1,700	1,691,567
Chase Issuance Trust,
Series 2009-A8, Class A8
0.646%(c)	09/17/12	Aaa		2,000	1,999,688
Ford Auto Securitization Trust, (Canada)
Series 2009-R1A, Class A1, 144A
3.396%	11/15/11	AAA(d)	CAD	348	324,958
Series 2009-R1A, Class A2, 144A
4.817%	10/15/12	AAA(d)	CAD	200	183,865
Ford Credit Auto Owner Trust,
Series 2006-C, Class A3
5.16%	11/15/10	Aaa		102	102,785
Series 2008-C, Class A3
1.663%(c)	06/15/12	Aaa		300	302,969
Series 2009-D, Class A1, 144A
0.357%	09/15/10	P-1		1,300	1,290,657
Morgan Stanley ABS Capital I,
Series 2006-NC5, Class A2B
0.356%(c)	10/25/36	Ba3		600	396,204

TOTAL ASSET-BACKED SECURITIES (cost $7,675,210)					7,680,225

BANK LOAN
Republic of Indonesia, Term Loan F1(g) 5.00%	12/14/19	Ba+(d)		280,000	231,931
(cost $232,400)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.658%(c)	06/10/49	Aaa		100	81,913
Series 2007-4, Class A4
5.744%(c)	02/10/51	AAA(d)		100	88,878
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	Aaa		100	87,030
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa		100	85,687
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	Aaa		100	87,147

Series 2007-LDPX, Class A3
5.42%	01/15/49	Aaa		400	337,179
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.43%	02/15/40	A+(d)		56	45,442
Merrill Lynch / Countrywide Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	Aaa		500	372,975
Series 2007-8, Class A3
5.957%(c)	08/12/49	AAA(d)		400	319,898
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.813%(c)	07/09/21	AAA(d)		400	322,612
Morgan Stanley Capital I,
Series 2007-IQ16, Class A4
5.809%	12/12/49	A+(d)		100	85,587
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5
5.416%(c)	01/15/45	Aaa		400	351,229

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,843,961)					2,265,577

CORPORATE BONDS — 2.9%

Building Materials
C8 Capital SPV Ltd.,
Notes (Mexico)
6.64%(c)	12/29/49	B-(d)		750	585,300

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.718%(c)	08/08/11	Baa3		1,000	1,015,907

Commercial Banks — 0.3%
ANZ National International Ltd.,
Bank Gtd. Notes, 144A (New Zealand)
6.20%	07/19/13	Aa2		700	765,956
Banque Centrale de Tunisie,
Unsub. Notes (Tunisia)
7.375%	04/25/12	Baa2		1,250	1,375,950
Depfa ACS Bank,
Covered, MTN (Ireland)
1.65%	12/20/16	Aa2	JPY	160,000	1,445,100
European Investment Bank,
Sr. Unsec’d. Notes, MTN (SNAT)
4.75%	10/15/17	Aaa	EUR	1,300	2,082,285
Fortis Bank Nederland Holding NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	Aaa	EUR	200	300,277
Kreditanstalt Fuer Wiederaufbau, (Germany)
Foreign Gov’t. Gtd. Bonds
3.875%	01/21/19	Aaa	EUR	200	299,888
Foreign Gov’t. Gtd. Bonds, MTN
4.375%	07/04/18	Aaa	EUR	900	1,406,102
RSHB Capital SA for OJSC Russian Agricultural Bank,
Sr. Sec’d. Notes (Luxembourg)
7.175%	05/16/13	Baa1		2,000	2,065,000
VTB Capital SA,
Sr. Sec’d. Notes (Luxembourg)
6.609%	10/31/12	Baa1		2,000	2,005,260

					11,745,818

Commercial Services & Supplies
Board of Trustees of The Leland Stanford Junior Univeristy (The),
Bonds
4.75%	05/01/19	Aaa		300	316,032

Computers & Peripherals
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.25%	05/27/11	A2		600	611,204

Diversified Financial Services — 0.4%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.401%(c)	06/16/11	A2		600	586,068
1.646%(c)	05/27/10	A2		800	801,641
BA Covered Bond Issuer,
Covered, MTN
4.125%	04/05/12	Aa1	EUR	200	298,525
JPMorgan Chase & Co.,
FDIC Gtd. Notes
0.669%(c)	06/22/12	Aaa		2,300	2,326,100
Jr. Sub. Notes
7.90%(c)	04/29/49	A2		800	768,136
Leaseplan Corp. NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.25%	05/22/14	Aaa	EUR	200	297,936
Macquarie Bank Ltd., (Australia)
Gov’t. Liquid Gtd. Notes(g)
4.10%	12/17/13	Aaa		800	797,224
Gov’t. Liquid Gtd. Notes, 144A
3.30%	07/17/14	Aaa		400	404,942
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
0.901%(c)	02/21/12	A2	GBP	100	151,168
1.134%(c)	05/30/14	A2	EUR	500	656,619
Sr. Unsub. Notes, MTN
1.083%(c)	02/08/10	A2	EUR	500	725,281
Morgan Stanley,
FDIC Gtd. Notes
0.642%(c)	06/20/12	Aaa		6,100	6,158,121
0.744%(c)	02/10/12	Aaa		1,100	1,107,646
Sr. Unsec’d. Notes
0.989%(c)	10/15/15	A2		1,100	1,006,178
Sr. Unsec’d. Notes, MTN
2.55%(c)	05/14/10	A2		700	707,671
TransCapitalInvest Ltd. for OJSC AK Transneft,
Sec’d. Notes (Ireland)
6.103%	06/27/12	Baa1		1,600	1,640,528

					18,433,784

Electric — 0.1%
Aes Dominicana Energia Finance SA,
Gtd. Notes, 144A (Cayman Islands)
11.00%	12/13/15	B-(d)		500	468,750
Centrais Eletricas Brasileiras SA,
Sr. Unsec’d. Notes, 144A (Brazil)
6.875%	07/30/19	BBB-(d)		300	324,000

Enersis SA,
Sr. Unsec’d. Notes (Chile)
7.375%	01/15/14	Baa3		1,100	1,213,614
Majapahit Holding BV, (Netherlands)
Gtd. Notes
7.25%	10/17/11	Ba2		900	933,315
Gtd. Notes, 144A
7.75%	10/17/16	Ba2		700	735,000
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
1.252%(c)	06/10/10	A3		500	502,793

					4,177,472

Financial — Bank & Trust — 1.1%
Bank of America Corp.,
FDIC Gtd. Notes
0.791%(c)	04/30/12	Aaa		4,400	4,434,382
Barclays Bank PLC,
Sub. Notes, 144A (United Kingdom)
10.179%	06/12/21	Baa1		480	630,878
BNP Paribas Covered Bonds SA,
Covered, MTN (France)
4.75%	05/28/13	Aaa	EUR	200	315,295
BNP Paribas Home Loan Covered Bonds SA,
Covered, MTN (France)
3.00%	07/23/13	Aaa	EUR	300	444,182
3.75%	12/13/11	Aaa	EUR	300	455,004
Citibank NA,
FDIC Gtd. Notes
0.498%(c)	05/07/12	Aaa		1,000	1,001,187
1.25%	11/15/11	Aaa		3,300	3,293,268
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.519%(c)	05/18/11	A3		300	292,607
5.50%	10/15/14	A3		400	399,422
6.50%	01/18/11	A3		1,000	1,036,960
Sr. Unsec’d. Notes, MTN
1.083%(c)	02/09/16	A3	EUR	200	253,342
Commonwealth Bank of Australia,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.573%(c)	09/17/14	Aaa		600	597,968
0.682%(c)	12/10/12	Aaa		500	500,013
Compagnie de Financement Foncier,
Covered, MTN (France)
0.60%	03/23/10	Aaa	JPY	21,000	232,474
4.00%	07/21/11	Aaa	EUR	700	1,063,228
4.50%	01/09/13	Aaa	EUR	600	931,969
Dexia Credit Local,
Gov’t. Liquid Gtd. Notes, 144A (France)
0.939%(c)	09/23/11	Aa1		500	504,865
2.375%	09/23/11	Aa1		700	709,572
DnB Nor Boligkreditt,
Covered, MTN (Norway)
4.625%	07/03/13	Aaa	EUR	400	620,932
Export-Import Bank of Korea,
Sr. Unsec’d. Notes (South Korea)
5.875%	01/14/15	A2		100	105,425
Goldman Sachs Group, Inc. (The),
FDIC Gtd. Notes
1.054%(c)	12/05/11	Aaa		2,500	2,542,125
Sr. Unsec’d. Notes
1.258%(c)	01/30/17	A1	EUR	500	646,585
HBOS Euro Finance LP, Bank Gtd. Notes (United Kingdom)
HBOS Euro Finance LP,
Bank Gtd. Notes (United Kingdom)
7.627%(c)	12/29/49	B3	EUR	300	285,355
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.38%(c)	03/12/10	A3		1,000	996,673
ING Bank Australia Ltd,
Gov’t. Liquid Gtd. Notes (Australia)
3.783%(c)	08/28/13	AAA(d)	AUD	500	441,122
ING Bank NV,
Gov’t. Gtd. Notes (Australia)
3.96%	06/24/14	AAA(d)	AUD	1,200	1,067,740
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
3.90%	03/19/14	Aaa		1,100	1,132,186
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	700	590,444
Lloyds Banking Group PLC,
Jr. Sub. Notes, 144A (United Kingdom)
6.413%(c)	09/29/49	B3		300	174,000
Lloyds TSB Bank PLC,
Sub. Notes, MTN (United Kingdom)
5.625%(c)	03/05/18	Baa1	EUR	200	279,350
National Australia Bank Ltd., (Australia)
Gov’t. Liquid Gtd. Notes
4.25%	03/26/12	Aaa	AUD	400	344,831
Gov’t. Liquid Gtd. Notes, 144A
1.048%(c)	07/08/14	Aaa		2,600	2,587,954
Nordea Bank AB,
Sub. Notes, MTN (Sweden)
1.003%(c)	03/08/16	Aa3	EUR	600	807,941
Nykredit Realkredit A/S,
Covered (Denmark)
5.00%	01/01/10	Aaa	EUR	1,000	1,476,338
Rabobank Nederland NV,
Jr. Sub. Notes, 144A (Netherlands)
11.00%(c)	06/29/49	Aa2		500	612,500
Realkredit Danmark A/S,
Covered (Denmark)
5.00%	01/01/10	Aaa	EUR	1,100	1,624,475
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes, 144A (United Kingdom)
6.99%(c)	10/29/49	Ba3		800	416,000
Royal Bank of Scotland PLC (The),
Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)
3.75%	11/14/11	Aaa	EUR	500	758,831
Royal Bank of Scotland PLC,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.375%	03/27/12	Aaa	AUD	400	342,881
SNS Bank NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.50%	03/10/14	Aaa	EUR	300	452,990

Societe Financement de l’Economie Francaise,
Gov’t. Liquid Gtd. Notes, 144A (France)
2.25%	06/11/12	Aaa		1,000	1,007,865
2.875%	09/22/14	Aaa		400	400,820
3.375%	05/05/14	Aaa		400	412,833
Societe Generale,
Jr. Sub. Notes (France)
7.756%(c)	05/29/49	A1	EUR	700	952,646
Suncorp-Metway Ltd., (Australia)
Gov’t. Liquid Gtd. Notes
3.787%(c)	09/11/13	Aaa	AUD	1,000	882,235
Gov’t. Liquid Gtd. Notes, 144A
2.009%(c)	07/16/12	Aaa		300	311,205
Gov’t. Liquid Gtd. Notes, MTN
4.00%	01/16/14	Aaa	GBP	500	823,058
UBS AG,
Sr. Unsub. Notes, MTN (Switzerland)
1.533%(c)	09/29/11	Aa2		1,100	1,096,790
Wachovia Corp.,
Sr. Unsec’d. Notes
0.414%(c)	10/15/11	A1		1,600	1,577,357
Westpac Banking Corp., (Australia)
Gov’t. Liquid Gtd. Notes, 144A
0.582%(c)	09/10/14	Aaa		500	497,587
Gov’t. Liquid Gtd. Notes, MTN
4.00%	03/19/12	Aaa	AUD	2,000	1,713,922
Westpac Securities NZ Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
2.50%	05/25/12	Aaa		1,600	1,626,240
WM Covered Bond Program, Covered, MTN
4.375%	05/19/14	AAA(d)	EUR	300	445,635

					47,151,487

Financial Services — 0.3%
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.25%	02/01/18	Aa3		100	114,204
Citigroup Funding, Inc.,
FDIC Gtd. Notes
0.73%(c)	07/12/12	Aaa		700	701,201
0.821%(c)	04/30/12	Aaa		600	604,995
Countrywide Financial Corp.,
Gtd. Notes, MTN
0.908%(c)	05/07/12	A2		1,300	1,252,062
General Electric Capital Corp.,
FDIC Gtd. Notes
0.292%(c)	12/21/12	Aaa		3,000	2,999,043
0.518%(c)	06/01/12	Aaa		3,500	3,516,978
FDIC Gtd. Notes, MTN
0.414%(c)	05/08/12	Aaa		1,000	999,383
Sr. Unsec’d. Notes, MTN
0.852%(c)	05/05/26	Aa2		100	78,681
Peru Enhanced Pass-Through Finance Ltd.,
Sr. Sec’d. Notes, 144A (Cayman Islands)
0.001%(s)	05/31/18	Ba1		233	178,099
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
6.625%	03/20/17	Baa2		700	643,160
7.875%	03/13/18	Baa2		600	589,500

					11,677,306

Home Builders
Corp. GEO SAB de CV,
Gtd. Notes, 144A (Mexico)
8.875%	09/25/14	Ba3		100	102,228

Insurance — 0.2%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%	05/15/68	Ba2		1,100	660,000
Jr. Sub. Notes
5.75%(c)	03/15/67	Ba2	GBP	400	287,669
8.00%(c)	05/22/68	Ba2	EUR	200	158,043
8.625%(c)	05/22/68	Ba2	GBP	1,100	958,096
Sr. Unsec’d. Notes
4.25%	05/15/13	A3		800	666,231
6.25%	05/01/36	A3		800	518,749
8.25%	08/15/18	A3		2,200	1,869,630
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	A3		200	144,802
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.202%(c)	06/10/11	Aa2		1,300	1,297,880

					6,561,100

Media
Time Warner, Inc.,
Gtd. Notes
0.684%(c)	11/13/09	Baa2		1,300	1,300,329

Metals & Mining
Codelco, Inc.,
Notes, 144A (Chile)
7.50%	01/15/19	A1		300	362,321
CSN Islands IX Corp.,
Gtd. Notes, 144A (Cayman Islands)
10.50%	01/15/15	Ba1		700	847,000
GTL Trade Finance, Inc.,
Gtd. Notes, 144A (Virgin Islands)
7.25%	10/20/17	BBB-(d)		500	527,500
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
5.625%	09/15/19	Baa2		100	101,718

					1,838,539

Oil, Gas & Consumable Fuels — 0.2%
Ecopetrol SA,
Notes, 144A (Colombia)
7.625%	07/23/19	Baa2		500	547,500
Gaz Capital SA,
Gtd. Notes (Luxembourg)
8.146%	04/11/18	Baa1		4,000	4,226,400
Intergas Finance BV,
Gtd. Notes (Netherlands)
6.875%	11/04/11	Baa2		105	103,950
Pemex Project Funding Master Trust,
Gtd. Notes
1.599%(c)	06/15/10	Baa1		1,000	995,000
5.75%	03/01/18	Baa1		400	395,500

Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
7.875%	03/15/19	Baa1		330	380,738
Petroleos Mexicanos, (Mexico)
Gtd. Notes
8.00%	05/03/19	Baa1		1,700	1,941,400
Gtd. Notes, 144A
4.875%	03/15/15	Baa1		300	298,128
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Ba1		73	71,642
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds (Qatar)(g)
5.298%	09/30/20	Aa2		600	603,600
Tengizchevroil Finance Co. SARL,
Sr. Sec’d. Notes (Kazakhstan)(g)
6.124%	11/15/14	Baa3		472	465,699

					10,029,557

Paper & Forest Products
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes, 144A (Chile)
7.25%	07/29/19	Baa2		400	440,416

Retail & Merchandising — 0.1%
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1		2,000	2,070,000

Telecommunications — 0.1%
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3		1,100	1,195,214
Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes, 144A
3.025%(c)	05/20/11	A2		1,300	1,344,885

					2,540,099

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
9.70%	11/10/18	Baa1		2,100	2,608,320

TOTAL CORPORATE BONDS (cost $117,649,248)					123,204,898

CONVERTIBLE BOND

Wireless Telecommunication Services
NII Holdings, Inc.,
Sr. Unsec’d. Notes (cost $883,821)
3.125%	06/15/12	B+(d)		1,486	1,298,393

FOREIGN GOVERNMENT BONDS — 2.3%

Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes (Brazil)
6.369%	06/16/18	Baa2		2,000	2,102,500
Bundesrepublik Deutschland, Bonds (Germany)
3.75%	01/04/15	Aaa	EUR	200	310,560
4.00%	01/04/18	Aaa	EUR	2,000	3,119,615
4.00%	01/04/37	Aaa	EUR	200	293,804
4.25%	07/04/39	Aaa	EUR	500	771,431
4.75%	07/04/34	Aaa	EUR	3,700	6,009,739
4.75%	07/04/40	Aaa	EUR	500	833,975
5.50%	01/04/31	Aaa	EUR	300	527,976
6.25%	01/04/30	Aaa	EUR	100	190,340
Development Bank of Japan,
Foreign Gov’t. Gtd. Bonds (Japan)
1.05%	06/20/23	Aa2	JPY	241,000	2,421,069
Emirate of Abu Dhabi,
Notes, 144A (United Arab Emirates)
6.75%	04/08/19	Aa2		200	223,357
France Government Bond,
Bonds (France)
3.50%	04/25/15	Aaa	EUR	500	761,144
3.75%	10/25/19	AAA(d)	EUR	2,000	2,979,314
3.75%	04/25/21	Aaa	EUR	500	735,462
4.25%	10/25/18	Aaa	EUR	2,200	3,430,256
4.25%	04/25/19	Aaa	EUR	1,700	2,645,677
4.75%	10/25/12	Aaa	EUR	200	317,168
4.75%	04/25/35	Aaa	EUR	100	161,231
Hellenic Republic Government, (Greece)
Bonds
4.30%	03/20/12	A1	EUR	300	460,650
Sr. Unsec’d. Notes
5.25%	05/18/12	A1	EUR	300	472,789
Italy Buoni Poliennali del Tesoro,
Bonds (Italy)
3.75%	09/15/11	Aa2	EUR	600	915,163
3.75%	12/15/13	Aa2	EUR	800	1,215,198
4.25%	09/01/11	Aa2	EUR	700	1,077,094
4.25%	10/15/12	Aa2	EUR	800	1,241,559
4.25%	08/01/13	Aa2	EUR	400	622,465
4.25%	03/01/20	NR	EUR	800	1,188,539
5.25%	08/01/11	Aa2	EUR	2,100	3,283,801
Kingdom of Sweden,
Notes, MTN (Sweden)
1.50%	09/08/11	Aaa	EUR	700	1,028,089
Mexican Bonos,
Bonds (Mexico)
7.50%	06/03/27	Baa1	MXN	10,000	678,299
Netherlands Government,
Bonds (Netherlands)
2.50%	01/15/12	Aaa	EUR	300	448,775
3.25%	07/15/15	Aaa	EUR	200	299,783
4.00%	07/15/19	Aaa	EUR	1,500	2,282,772
5.00%	07/15/11	Aaa	EUR	860	1,342,290
5.50%	07/15/10	Aaa	EUR	280	425,155
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Notes (Australia)
7.00%	12/01/10	Aaa	AUD	1,030	935,624
Penerbangan Malaysia Berhad,
Foreign Gov’t. Gtd. Bonds (Malaysia)
5.625%	03/15/16	A3		500	529,481
Province of Ontario Canada,
Debs. (Canada)
6.50%	03/08/29	Aa1	CAD	700	808,349
Province of Quebec,
Debs. (Canada)
5.75%	12/01/36	Aa2	CAD	1,000	1,088,927
Republic of Panama,
Sr. Unsec’d. Notes (Panama)
9.375%	04/01/29	Ba1		1,600	2,179,488
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
5.875%	01/15/19	Baa3		1,600	1,720,000
7.125%	01/20/37	Baa3		2,900	3,458,395
Republic of Colombia,
Sr. Unsec’d. Notes (Colombia)
7.375%	03/18/19	Ba1		2,800	3,201,800
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17	BB-(d)		1,800	1,863,000

Republic of Guatemala,
Sr. Unsec’d. Notes (Guatemala)
9.25%	08/01/13	Ba2		500	565,000
Republic of Indonesia,
Sr. Unsec’d. Notes (Indonesia)
6.875%	01/17/18	Ba2		1,400	1,505,000
7.75%	01/17/38	Ba2		600	663,000
8.50%	10/12/35	Ba2		100	120,500
10.375%	05/04/14	Ba2		170	206,092
11.625%	03/04/19	Ba2		800	1,113,482
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
7.125%	03/30/19	Ba1		1,000	1,153,500
7.35%	07/21/25	Ba1		400	467,000
8.375%	05/03/16	Ba1		1,000	1,211,600
Republic of Philippines, (Philippines)
Sr. Unsec’d. Notes
8.25%	01/15/14	Ba3		700	806,750
8.375%	06/17/19	Ba3		2,160	2,629,800
Unsec’d. Notes
8.875%	03/17/15	Ba3		2,500	3,006,250
Republic of Poland,
Sr. Unsec’d. Notes (Poland)
6.375%	07/15/19	A2		650	730,223
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
6.50%	06/02/14	A3		1,500	1,642,500
6.875%	05/27/19	A3		1,000	1,115,000
Republic of Turkey,
Sr. Unsec’d. Notes (Turkey)
7.00%	03/11/19	Ba3		3,500	3,736,250
Republic of Uruguay, (Uruguay)
Sr. Notes
6.875%	09/28/25	Ba3		600	615,300
Unsec’d. Notes
8.00%	11/18/22	Ba3		1,000	1,128,200
Russian Federation,
Sr. Unsec’d. Notes (Russia)
7.50%	03/31/30	Baa1		2,350	2,551,160
Russian Foreign Bond,
Unsub. Notes, 144A (Russia)
7.50%	03/31/30	Baa1		583	635,252
Swedish Housing Finance Corp.,
Gov’t. Liquid Gtd. Notes, 144A (Sweden)
3.125%	03/23/12	Aaa		300	307,475
United Kingdom Gilt,
Bonds (United Kingdom)
3.75%	09/07/19	AAA(d)	GBP	1,300	2,088,826
4.25%	03/07/36	Aaa	GBP	300	490,020
4.75%	12/07/38	Aaa	GBP	660	1,172,921
United Mexican States, (Mexico)
Notes, MTN
5.95%	03/19/19	Baa1		1,700	1,785,000
Sr. Unsec’d. Notes
5.50%	02/17/20	Baa1	EUR	100	146,336
6.05%	01/11/40	Baa1		1,500	1,496,250
Sr. Unsec’d. Notes, MTN
6.75%	09/27/34	Baa1		2,000	2,225,700

TOTAL FOREIGN GOVERNMENT BONDS (cost $90,739,227)					95,916,490

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%

American Home Mortgage Assets,
Series 2006-1, Class 2A1
0.436%(c)	05/25/46	Ba2		260	124,422
Series 2006-4, Class 1A12
0.456%(c)	10/25/46	Caa3		353	159,010
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66%(c)	09/25/45	A1		44	27,921
Banc of America Funding Corp.,
Series 2006-I, Class 4A1
5.918%(c)	10/20/46	CCC(d)		479	265,280
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.643%(c)	10/25/33	Aaa		217	208,159
Series 2004-10, Class 13A1
4.991%(c)	01/25/35	A1		43	35,520
Series 2005-5, Class A1
2.46%(c)	08/25/35	Aaa		262	229,300
Bear Stearns Alt-A Trust,
Series 2006-6, Class 31A1
5.667%(c)	11/25/36	B3		264	158,219
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
5.985%(c)	09/25/37	AAA(d)		412	255,411
Countrywide Alternative Loan Trust,
Series 2005-59, Class 1A1
0.576%(c)	11/20/35	Caa1		31	16,656
Series 2005-62, Class 2A1
1.901%(c)	12/25/35	B3		10	5,417
Series 2006-OA9, Class 2A1A
0.456%(c)	07/20/46	Caa3		326	136,954
Series 2006-OA11, Class A1B
0.436%(c)	09/25/46	Caa2		21	10,260
Series 2006-OA17, Class 1A1A
0.441%(c)	12/20/46	Caa1		369	180,733
Series 2007-OA6, Class A1B
0.446%(c)	06/25/37	Ba2		536	246,419
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 12A1
3.982%(c)	08/25/34	Ba1		292	210,600
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.593%(c)	11/15/31	Aaa		311	259,582
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
4.51%(c)	03/25/33	Aaa		225	217,450
Series 2006-AR1, Class 2A1
5.167%(c)	01/25/36	BB(d)		16	11,979
Harborview Mortgage Loan Trust,
Series 2006-5, Class 2A1A
0.426%(c)	07/19/46	Caa1		17	7,942

Indymac Index Mortgage Loan Trust,
Series 2006-AR6, Class 2A1A
0.446%(c)	06/25/47	Caa2		14	6,615
Series 2006-AR12, Class A1
0.436%(c)	09/25/46	B3		320	144,729
Master Adjustable Rate Mortgages Trust,
Series 2006-OA1, Class 1A1
0.456%(c)	04/25/46	Ba1		10	5,015
Maxis,
Series 2009-1, Class A1 (Australia)
4.94%(c)	09/12/39	AAA(d)	AUD	500	440,438
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.61%(c)	10/20/29	AAA(d)		62	60,207
Merrill Lynch Mortgage – Backed Securities Trust,
Series 2007-1, Class 2A1
5.792%(c)	04/25/37	CCC(d)		18	11,231
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
4.441%(c)	02/25/33	Aaa		149	132,206
Series 2005-A10, Class A
0.456%(c)	02/25/36	A3		145	83,353
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.50%	03/25/32	Aaa		44	44,833
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.596%(c)	07/20/33	Aaa		319	268,288
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.496%(c)	07/19/35	Aaa		261	189,237
Series 2006-AR5, Class 4A1
0.466%(c)	05/25/46	B3		15	7,634
Series 2006-AR6, Class 2A1
0.436%(c)	07/25/46	B3		368	174,323
Superannuation Members Home Loans Global Fund,
Series 6, Class A (Australia)
0.624%(c)	11/09/35	Aaa		931	879,132
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
4.278%(c)	10/25/43	AAA(d)		181	159,542
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.91%(c)	06/25/33	Aaa		137	118,898
Series 2003-AR9, Class 1A5
2.833%(c)	09/25/33	Aaa		3	3,217
Series 2003-AR9, Class 1A6
2.833%(c)	09/25/33	A1		298	276,235
Series 2006-AR10, Class 1A1
5.922%(c)	09/25/36	CCC(d)		15	10,940
Series 2006-AR14, Class 1A4
5.605%(c)	11/25/36	CCC(d)		791	570,524
Series 2006-AR17, Class 1A
1.721%(c)	12/25/46	Caa1		17	7,495
Series 2007-HY1, Class 4A1
5.391%(c)	02/25/37	CCC(d)		380	244,226
Series 2007-HY2, Class 1A1
5.565%(c)	12/25/36	CCC(d)		19	12,374
Series 2007-OA1, Class A1A
1.601%(c)	02/25/47	Caa1		374	180,302
Series 2007-OA2, Class 1A
1.601%(c)	03/25/47	B3		22	10,139
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.948%(c)	03/25/36	A(d)		380	290,018
Series 2006-AR10, Class 5A6
5.592%(c)	07/25/36	CCC(d)		18	13,087

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,081,011)					7,111,472

U.S. GOVERNMENT AGENCY OBLIGATION

Small Buiness Administration Participation Certificates, (cost $656,188)
5.60%	09/01/28			656	709,900

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 0.3%

Federal Home Loan Mortgage Corp.
5.50%	06/01/38-01/01/39			856	897,640
Federal National Mortgage Assoc.
5.03%(c)	09/01/19			1	636
6.00%	08/01/37-10/01/37			910	961,682
6.50%	07/01/36-09/01/38			880	942,151
Government National Mortgage Assoc.
6.00%	08/15/38-12/15/38			10,950	11,584,014

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $14,215,598)					14,386,123

U.S. TREASURY OBLIGATIONS — 3.2%

U.S. Treasury Inflationary Indexed Bonds, TIPS
0.625%	04/15/13			1,700	1,728,357
1.25%	04/15/14			5,000	5,169,194
1.375%	07/15/18			1,400	1,384,212
1.625%	01/15/18			100	103,828
1.75%	01/15/28			24,600	24,229,831
1.875%	07/15/13-07/15/19			17,000	19,926,010
2.00%	04/15/12-01/15/26			37,500	43,121,898
2.375%	01/15/25			14,200	17,009,781
2.50%	01/15/29			4,900	5,282,243
2.625%	07/15/17			8,400	9,475,904
3.625%	04/15/28			1,000	1,646,104

U.S. Treasury Notes
0.875%	04/30/11	(k)	488	489,334
1.00%	07/31/11		100	100,285
1.00%	08/31/11	(k)	2	2,004
1.125%	06/30/11		300	301,734
3.00%	08/31/16-09/30/16		2,400	2,411,516

TOTAL U.S. TREASURY OBLIGATIONS (cost $129,679,845)				132,382,235

TOTAL LONG-TERM INVESTMENTS (cost $3,590,351,948)				3,703,667,315

Shares
SHORT-TERM INVESTMENTS — 13.0%

AFFILIATED MONEY MARKET MUTUAL FUND — 7.4%
Dryden Core Investment Fund - Taxable Money Market Series (cost $310,595,609)(w)	310,595,609	310,595,609

			Principal
			Amount
			(000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 3.5%

Federal Home Loan Bank
0.14%	11/12/09		$23,000	22,997,053
0.19%	10/27/09		26,000	25,998,118
0.21%	10/13/09		26,000	25,998,612
Federal Home Loan Mortgage Corp.
0.17%	01/15/10		30,000	29,991,180
0.19%	10/20/09	(k)	400	399,968
Federal National Mortgage Assoc.
0.21%	01/08/10		25,000	24,993,125
0.23%	12/14/09		15,000	14,998,455

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $145,354,270)				145,376,511

U.S. TREASURY OBLIGATIONS(n) — 1.2%

U.S. Treasury Bills
0.03%	11/05/09		300	299,991
0.05%	10/29/09		1,000	999,961
0.085%	12/24/09		100	99,975
0.09%	12/17/09		2,650	2,649,536
0.135%	12/31/09		100	99,970
0.175%	10/29/09		3,410	3,409,689
0.18%	11/27/09		28,000	27,998,218
0.20%	12/24/09		10,000	9,997,550
0.215%	11/05/09		500	499,953
0.23%	11/05/09		3,000	2,999,718
0.26%	02/25/10	(k)	47	46,974
0.29%	12/17/09	(k)	1,600	1,599,720

TOTAL U.S. TREASURY OBLIGATIONS (cost $50,691,286)				50,701,255

REPURCHASE AGREEMENTS — 0.9%

JPMorgan Securities, Inc., 0.04%, dated 09/30/09, due 10/01/09 in the amount of $1,400,002 (cost $1,400,000; collateralized by $1,201,800 U.S. Treasury Inflationary Indexed Bonds, TIPS, 2.00%, maturity date 07/15/14, the value of collateral plus accrued interest was $1,434,406)			1,400	1,400,000
JPMorgan Securities, Inc., 0.04%, dated 09/30/09, due 10/01/09 in the amount of $13,700,015 (cost $13,700,000; collateralized by $13,786,000 Federal Home Loan Mortgage Corp., 1.722%, maturity date 04/27/11, the value of collateral plus accrued interest was $13,980,500)			13,700	13,700,000
JPMorgan Securities, Inc., 0.04%, dated 09/30/09, due 10/01/09 in the amount of $5,300,006 (cost $5,300,000; collateralized by $5,333,000 Federal Home Loan Mortgage Corp., 1.722%, maturity date 04/27/11, the value of collateral plus accrued interest was $5,408,241)			5,300	5,300,000
JPMorgan Securities, Inc., 0.06%, dated 09/30/09, due 10/01/09 in the amount of $15,400,026 (cost $15,400,000; collateralized by $17,489,782 Federal Home Loan Mortgage Corp., 5.50%, maturity date 03/01/37, the value of collateral plus accrued interest was $15,998,889)			15,400	15,400,000

TOTAL REPURCHASE AGREEMENTS (cost $35,800,000)				35,800,000

Contracts/
Notional
Amount
(000)#
OPTIONS PURCHASED*

Call Options
CBOE SPX Volatility Index,
expiring 10/21/09, Strike Price $42.50	14,100	2,115

Dow Jones EURO STOXX 50 Index,
expiring 10/16/09, Strike Price $3,000			2,460	41,038
Russell 2000 Index,
expiring 10/17/09, Strike Price $650			5,100	6,120
S&P 500 Index,
expiring 10/17/09, Strike Price $1,100			7,000	27,300
expiring 10/17/09, Strike Price $1,125			4,000	4,000

				80,573

Put Options
Dow Jones Euro Stoxx 50 Index,
expiring 11/20/09, Strike Price $2,300			1,450	18,036
Russell 2000 Index,
expiring 11/25/09, Strike Price $470			1,700	4,080
S&P 500 Index,
expiring 11/20/09, Strike Price $875			5,900	24,780

				46,896

TOTAL OPTIONS PURCHASED (cost $331,745)				127,469

TOTAL SHORT-TERM INVESTMENTS (cost $542,772,910)				542,600,844

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 101.5% (cost $4,133,124,858)				4,246,268,159

	Counterparty
OPTIONS WRITTEN*

Call Options
10 Year Euro-Bund Futures,
expiring 11/30/09, Strike Price $123.50		EUR	700	(6,556)
CBOE SPX Volatility Index,
expiring 10/21/09, Strike Price $55			14,100	(705)
Currency Option USD vs BRL,
expiring 03/18/10 @ FX Rate 2.10	Citibank		300	(5,138)
Currency Option USD vs KRW,
expiring 03/18/10 @ FX Rate 1,320	Hong Kong & Shanghai Bank		100	(1,112)
expiring 03/18/10 @ FX Rate 1,320	Royal Bank of Scotland		300	(3,335)
expiring 09/01/10 @ FX Rate 1,500	Chase Securities, Inc.		200	(1,961)
Currency Option USD vs MXN,
expiring 03/18/10 @ FX Rate 14.95	Citibank		300	(6,945)
expiring 03/18/10 @ FX Rate 14.95	Hong Kong & Shanghai Bank		100	(2,314)
expiring 09/22/10 @ FX Rate 16.25	Citibank		200	(5,464)
Dow Jones Euro Stoxx 50 Index,
expiring 10/16/09, Strike Price $2,900			2,460	(146,874)
Interest Rate Swap Options,
expiring 11/23/09 @ 3.00%	Royal Bank of Scotland		3,000	(9,023)
Russell 2000 Index,
expiring 10/17/09, Strike Price $630			5,100	(21,420)
S&P 500 Index,
expiring 10/17/09, Strike Price $1,075			11,000	(121,000)

				(331,847)

Put Options
90 Day Euro Dollar Futures,
expiring 03/15/10, Strike Price $98.50			55,000	(8,937)

10 Year U.S. Treasury Notes
expiring 11/20/09, Strike Price $115		800	(3,125)
Dow Jones Euro Stoxx 50 Index,
expiring 10/16/09, Strike Price $2,450		1,450	(5,305)
Interest Rate Swap Options,
expiring 11/23/09 @ 3.42%	Morgan Stanley	1,900	(2,991)
expiring 11/23/09 @ 4.35%	Royal Bank of Scotland	700	(1,301)
expiring 11/23/09 @ 4.35%	Morgan Stanley	1,800	(3,345)
expiring 06/15/10 @ 5.00%	Morgan Stanley	29,000	(90,616)
expiring 08/31/10 @ 6.00%	Royal Bank of Scotland	10,700	(36,455)
Russell 2000 Index,
expiring 10/16/09, Strike Price $500		1,700	(1,190)
S&P 500 Index,
expiring 10/16/09, Strike Price $925		5,900	(7,375)

			(160,640)

TOTAL OPTIONS WRITTEN (premiums received $927,973)			(492,487)

		Principal
		Amount
		(000)#
SECURITIES SOLD SHORT — (2.0)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (0.3)%
Federal National Mortgage Assoc.
6.00%	TBA	$900	(946,687)
Government National Mortgage Assoc.
6.00%	TBA	10,900	(11,506,313)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (proceeds received $12,392,984)			(12,453,000)

	Shares
COMMON STOCKS — (1.7)%

Advertising
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	28,900	(202,300)
Interpublic Group of Cos., Inc. (The)*	46,300	(348,176)
inVentiv Health, Inc.*	9,700	(162,281)

		(712,757)

Aerospace & Defense
BE Aerospace, Inc.*	21,000	(422,940)
Curtiss-Wright Corp. (Class B Stock)	3,900	(133,107)
Goodrich Corp.	1,900	(103,246)
Moog, Inc. (Class A Stock)*	7,400	(218,300)
Rockwell Collins, Inc.	7,700	(391,160)
TransDigm Group, Inc.*	5,700	(283,917)

		(1,552,670)

Agriculture
Archer-Daniels-Midland Co.	1,600	(46,752)

Air Freight & Logistics
UTI Worldwide, Inc.	2,400	(34,752)

Airlines
Continental Airlines, Inc. (Class B Stock)*	2,700	(44,388)
Southwest Airlines Co.	8,300	(79,680)

		(124,068)

Auto Parts & Equipment
BorgWarner, Inc.	10,500	(317,730)
Goodyear Tire & Rubber Co. (The)*	4,500	(76,635)
WABCO Holdings, Inc.	12,100	(254,100)

		(648,465)

Automobile Manufacturers
Navistar International Corp.*	1,400	(52,388)
PACCAR, Inc.	9,700	(365,787)

		(418,175)

Beverages
Boston Beer Co., Inc. (Class A Stock)*	3,700	(137,196)
Brown-Forman Corp. (Class B Stock)	400	(19,288)
Central European Distribution Corp.*	8,000	(262,080)

		(418,564)

Biotechnology — (0.1)%
Alexion Pharmaceuticals, Inc.*	6,400	(285,056)
Amylin Pharmaceuticals, Inc.*	2,800	(38,332)
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,300	(119,444)
Celgene Corp.*	300	(16,770)
Dendreon Corp.*	6,900	(193,131)
Genzyme Corp.*	6,100	(346,053)
Gilead Sciences, Inc.*	3,000	(139,740)
Life Technologies Corp.*	5,700	(265,335)
Medicis Pharmaceutical Corp. (Class A Stock)	7,000	(149,450)
United Therapeutics Corp.*	2,800	(137,172)

Vertex Pharmaceuticals, Inc.*	8,500	(322,150)

		(2,012,633)

Building Materials
USG Corp.*	14,500	(249,110)

Business Services
Navigant Consulting, Inc.*	14,700	(198,450)

Chemicals — (0.1)%
Arch Chemicals, Inc.	7,100	(212,929)
Balchem Corp.	800	(21,040)
Cabot Corp.	6,700	(154,837)
Dow Chemical Co. (The)	15,100	(393,657)
International Flavors & Fragrances, Inc.	3,900	(147,927)
Intrepid Potash, Inc.*	1,800	(42,462)
Minerals Technologies, Inc.	5,600	(266,336)
Monsanto Co.	4,500	(348,300)
Mosaic Co. (The)	700	(33,649)
Olin Corp.	23,200	(404,608)
Penford Corp.	3,300	(23,661)
PPG Industries, Inc.	3,400	(197,914)
Quaker Chemical Corp.	3,000	(65,790)
Zep, Inc.	1,100	(17,875)

		(2,330,985)

Clothing & Apparel
K-Swiss, Inc. (Class A Stock)	10,200	(89,658)
NIKE, Inc. (Class B Stock)	4,000	(258,800)
Polo Ralph Lauren Corp.	4,900	(375,438)
Timberland Co. (Class A Stock)*	14,500	(201,840)
Wolverine World Wide, Inc.	6,600	(163,944)

		(1,089,680)

Commercial Banks
Associated Banc-Corp.	1,500	(17,130)
Bank Mutual Corp.	5,300	(46,852)
Bank of New York Mellon Corp. (The)	1,500	(43,485)
BB&T Corp.	800	(21,792)
City National Corp.	1,000	(38,930)
Commerce Bancshares, Inc.	1,630	(60,701)
Cullen / Frost Bankers, Inc.	2,100	(108,444)
First Financial Bankshares, Inc.	1,700	(84,082)
FirstMerit Corp.	5,338	(101,582)
Hancock Holding Co.	1,400	(52,598)
Northern Trust Corp.	600	(34,896)
PacWest Bancorp	9,600	(182,880)
U.S. Bancorp	1,800	(39,348)
UMB Financial Corp.	1,200	(48,528)
Wilmington Trust Corp.	4,900	(69,580)

		(950,828)

Commercial Services
MPS Group, Inc.*	11,800	(124,136)

Commercial Services & Supplies — (0.1)%
Aaron’s, Inc.	7,500	(198,000)
Arbitron, Inc.	600	(12,456)
Coinstar, Inc.*	1,100	(36,278)
Corporate Executive Board Co. (The)	1,800	(44,820)
DeVry, Inc.	2,000	(110,640)
FTI Consulting, Inc.*	8,000	(340,880)
Healthcare Services Group, Inc.	5,700	(104,652)
HMS Holdings Corp.*	4,000	(152,920)
Kelly Services, Inc. (Class A Stock)	1,400	(17,220)
Kendle International, Inc.*	4,400	(73,568)
Lender Processing Services, Inc.	900	(34,353)
Manpower, Inc.	3,700	(209,827)
PAREXEL International Corp.*	15,900	(216,081)
Paychex, Inc.	4,100	(119,105)
Quanta Services, Inc.*	9,200	(203,596)
Sotheby’s	19,300	(332,539)
TrueBlue, Inc.*	12,900	(181,503)
Wright Express Corp.*	8,800	(259,688)

		(2,648,126)

Computer Services & Software — (0.1)%
ACI Worldwide, Inc.*	2,200	(33,286)
ANSYS, Inc.*	9,600	(359,712)
Cognizant Technology Solutions Corp. (Class A Stock)*	10,000	(386,600)
Compuware Corp.*	22,400	(164,192)
Diebold, Inc.	4,600	(151,478)
Electronic Arts, Inc.*	8,300	(158,115)
Imation Corp.	11,000	(101,970)
Mantech International Corp. (Class A Stock)*	2,900	(136,764)
Parametric Technology Corp.*	24,800	(342,736)
SRA International, Inc. (Class A Stock)*	2,000	(43,180)
Stratasys, Inc.*	6,100	(104,676)

		(1,982,709)

Computers & Peripherals
Hewlett-Packard Co.	4,200	(198,282)
NCR Corp.*	17,000	(234,940)
SanDisk Corp.*	3,800	(82,460)

		(515,682)

Consumer Products & Services
Alberto-Culver Co.	2,400	(66,432)
G & K Services, Inc. (Class A Stock)	2,300	(50,968)
Lauder, (Estee) Cos., Inc. (The)(Class A Stock)	4,400	(163,152)

		(280,552)

Containers & Packaging
Packaging Corp. of America	5,200	(106,080)
Temple-Inland, Inc.	17,300	(284,066)

		(390,146)

Distribution/Wholesale
Fastenal Co.	1,100	(42,570)
LKQ Corp.*	2,200	(40,788)

		(83,358)

Diversified Financial Services
Lazard Ltd. (Class A Stock) (Bermuda)	8,200	(338,742)
NASDAQ OMX Group (The)*	4,900	(103,145)
SWS Group, Inc.	2,000	(28,800)
TD Ameritrade Holding Corp.*	17,600	(345,312)

		(815,999)

Electric
CH Energy Group, Inc.	2,700	(119,637)
Cleco Corp.	14,200	(356,136)
MDU Resources Group, Inc.	2,400	(50,040)
Northeast Utilities	7,000	(166,180)

NSTAR	2,800	(89,096)
OGE Energy Corp.	1,400	(46,312)
Ormat Technologies, Inc.	3,200	(130,624)
SCANA Corp.	800	(27,920)
Southern Co. (The)	6,300	(199,521)
UIL Holdings Corp.	5,600	(147,784)
Wisconsin Energy Corp.	7,600	(343,292)

		(1,676,542)

Electric Utilities
Black Hills Corp.	8,600	(216,462)
Entergy Corp.	1,500	(119,790)
Great Plains Energy, Inc.	11,200	(201,040)

		(537,292)

Electrical Equipment
Advanced Energy Industries, Inc.*	7,700	(109,648)
Energizer Holdings, Inc.*	2,000	(132,680)
Molex, Inc.	12,900	(269,352)

		(511,680)

Electronic Components & Equipment — (0.1)%
Agilent Technologies, Inc.*	7,000	(194,810)
Amphenol Corp. (Class A Stock)	4,700	(177,096)
AVX Corp.	13,800	(164,634)
Cymer, Inc.*	8,900	(345,854)
Electro Scientific Industries, Inc.*	3,200	(42,848)
FARO Technologies, Inc.*	4,800	(82,464)
FLIR Systems, Inc.*	12,500	(349,625)
Newport Corp.*	7,500	(65,700)
Trimble Navigation Ltd.*	14,200	(339,522)
Woodward Governor Co.	16,700	(405,142)

		(2,167,695)

Electronic Equipment & Instruments
Itron, Inc.*	6,400	(410,496)

Energy — Alternate Sources
Covanta Holding Corp.*	3,800	(64,600)

Engineering/Construction
Aecom Technology Corp.*	10,000	(271,400)
Granite Construction, Inc.	10,800	(334,152)
Shaw Group, Inc. (The)*	7,500	(240,675)

		(846,227)

Entertainment & Leisure
Brunswick Corp.	25,300	(303,094)
Callaway Golf Co.	18,900	(143,829)
Scientific Games Corp. (Class A Stock)*	18,700	(296,021)
WMS Industries, Inc.*	1,500	(66,840)

		(809,784)

Environmental Control
Clean Harbors, Inc.*	1,200	(67,512)
Mine Safety Appliances Co.	8,200	(225,582)
Tetra Tech, Inc.*	8,900	(236,117)
Waste Connections, Inc.*	2,000	(57,720)

		(586,931)

Financial — Bank & Trust
State Street Corp.	2,700	(142,020)

Financial Services
SVB Financial Group*	5,900	(255,293)

Foods
Corn Products International, Inc.	8,300	(236,716)
Hain Celestial Group, Inc.*	11,600	(222,372)
Hershey Co. (The)	700	(27,202)
J & J Snack Foods Corp.	700	(30,233)
SYSCO Corp.	8,800	(218,680)
TreeHouse Foods, Inc.*	1,400	(49,938)

		(785,141)

Gas Utilities
EQT Corp.	7,700	(328,020)
National Fuel Gas Co.	4,800	(219,888)

		(547,908)

Healthcare Products — (0.1)%
Baxter International, Inc.	600	(34,206)
DENTSPLY International, Inc.	4,100	(141,614)
Edwards Lifesciences Corp.*	400	(27,964)
Hologic, Inc.*	3,300	(53,922)
Immucor, Inc.*	1,200	(21,240)
Natus Medical, Inc.*	6,500	(100,295)
Palomar Medical Technologies, Inc.*	5,300	(85,913)
Patterson Cos., Inc.*	13,800	(376,050)
St. Jude Medical, Inc.*	800	(31,208)
Stryker Corp.	4,600	(208,978)
Thoratec Corp.*	1,200	(36,324)
Varian Medical Systems, Inc.*	9,600	(404,448)
Zimmer Holdings, Inc.*	3,800	(203,110)

		(1,725,272)

Healthcare Providers & Services
Air Methods Corp.*	3,600	(117,252)
Covance, Inc.*	3,100	(167,865)
DaVita, Inc.*	600	(33,984)
Odyssey HealthCare, Inc.*	9,600	(120,000)
Owens & Minor, Inc.	1,700	(76,925)

		(516,026)

Home Builders
KB Home	20,200	(335,522)
Lennar Corp. (Class A Stock)	32,900	(468,825)
MDC Holdings, Inc.	6,900	(239,706)
Pulte Homes, Inc.	8,400	(92,316)
Ryland Group, Inc.	13,000	(273,910)
Toll Brothers, Inc.*	10,800	(211,032)

		(1,621,311)

Home Furnishings
Harman International Industries, Inc.	13,500	(457,380)

Hotels, Restaurants & Leisure
International Game Technology	17,400	(373,752)
Marcus Corp.	1,500	(19,185)
Marriott International, Inc. (Class A Stock)	15,090	(416,333)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	13,200	(151,932)
Starwood Hotels & Resorts Worldwide, Inc.	12,700	(419,481)
Wendy’s / Arby’s Group, Inc. (Class A Stock)	44,200	(209,066)

		(1,589,749)

Household Durables
Black & Decker Corp. (The)	1,700	(78,693)

Snap-on, Inc.	7,300	(253,748)

		(332,441)

Insurance — (0.1)%
Aon Corp.	3,400	(138,346)
Arthur J. Gallagher & Co.	4,800	(116,976)
Brown & Brown, Inc.	7,700	(147,532)
Erie Indemnity Co. (Class A Stock)	1,200	(44,952)
Fidelity National Financial, Inc. (Class A Stock)	15,800	(238,264)
First American Corp.	9,900	(320,463)
Horace Mann Educators Corp.	11,800	(164,846)
Infinity Property & Casualty Corp.	3,800	(161,424)
Loews Corp.	6,400	(219,200)
Markel Corp.*	600	(197,892)
Marsh & McLennan Cos., Inc.	5,400	(133,542)
MetLife, Inc.	2,900	(110,403)
Old Republic International Corp.	4,800	(58,464)
Principal Financial Group, Inc.	6,100	(167,079)
Progressive Corp. (The)*	7,000	(116,060)
Safety Insurance Group, Inc.	4,100	(134,972)
United Fire & Casualty Co.	5,300	(94,870)

		(2,565,285)

Internet Software & Services
Blue Coat Systems, Inc.*	3,000	(67,770)
eBay, Inc.*	4,200	(99,162)
Infospace, Inc.*	5,200	(40,248)
Yahoo!, Inc.*	14,300	(254,683)

		(461,863)

Machinery & Equipment
Astec Industries, Inc.*	6,600	(168,102)
Caterpillar, Inc.	8,200	(420,906)
Graco, Inc.	800	(22,296)
Intevac, Inc.*	6,400	(86,016)
Kennametal, Inc.	14,300	(351,923)
Nordson Corp.	1,300	(72,917)
Wabtec Corp.	2,200	(82,566)

		(1,204,726)

Manufacturing — (0.1)%
AptarGroup, Inc.	4,900	(183,064)
CLARCOR, Inc.	7,200	(225,792)
Danaher Corp.	200	(13,464)
Eaton Corp.	2,900	(164,111)
Matthews International Corp. (Class A Stock)	9,000	(318,420)
Movado Group, Inc.	7,000	(101,710)
Parker Hannifin Corp.	7,200	(373,248)
Textron, Inc.	26,800	(508,664)

		(1,888,473)

Media
Liberty Global, Inc. (Class A Stock)*	11,700	(264,069)
Liberty Media Corp. – Capital (Class A Stock)*	1,900	(39,748)
Liberty Media Corp. – Entertainment (Class A Stock)*	3,500	(108,885)
News Corp. (Class A Stock)	3,100	(37,169)

		(449,871)

Metals & Mining — (0.1)%
Alcoa, Inc.	12,400	(162,688)
Allegheny Technologies, Inc.	11,500	(402,385)
AMCOL International Corp.	6,600	(151,074)
Carpenter Technology Corp.	13,100	(306,409)
Cliffs Natural Resources, Inc.	12,700	(410,972)
Massey Energy Co.	11,900	(331,891)
Nucor Corp.	3,700	(173,937)
Peabody Energy Corp.	9,800	(364,756)
Precision Castparts Corp.	4,200	(427,854)
Timken Co.	16,200	(379,566)
Vulcan Materials Co.	2,000	(108,140)

		(3,219,672)

Multi-Utilities
PNM Resources, Inc.	4,000	(46,720)
Xcel Energy, Inc.	6,300	(121,212)

		(167,932)

Office Equipment & Supplies
HNI Corp.	1,800	(42,480)
Standard Register Co. (The)	5,500	(32,340)

		(74,820)

Oil, Gas & Consumable Fuels — (0.2)%
Atwood Oceanics, Inc.*	12,000	(423,240)
Baker Hughes, Inc.	1,000	(42,660)
Cabot Oil & Gas Corp.	6,700	(239,525)
Concho Resources, Inc.*	1,400	(50,848)
Denbury Resources, Inc.*	23,200	(351,016)
Dril-Quip, Inc.*	2,900	(143,956)
Encore Acquisition Co.*	2,900	(108,460)
EOG Resources, Inc.	2,800	(233,828)
EXCO Resources, Inc.*	24,000	(448,560)
Exterran Holdings, Inc.*	18,700	(443,938)
Frontier Oil Corp.	4,400	(61,248)
Halliburton Co.	7,700	(208,824)
Helmerich & Payne, Inc.	1,400	(55,342)
Hess Corp.	2,700	(144,342)
Lufkin Industries, Inc.	3,300	(175,494)
Mariner Energy, Inc.*	7,000	(99,260)
Nabors Industries Ltd. (Bermuda)*	2,100	(43,890)
National Oilwell Varco, Inc.*	5,400	(232,902)
Nicor, Inc.	1,100	(40,249)
Noble Energy, Inc.	2,400	(158,304)
Northwest Natural Gas Co.	5,300	(220,798)
Penn Virginia Corp.	1,800	(41,238)
Petrohawk Energy Corp.*	15,400	(372,834)
Pride International, Inc.*	5,900	(179,596)
Questar Corp.	7,400	(277,944)
SandRidge Energy, Inc.*	6,500	(84,240)
Seahawk Drilling, Inc.*	393	(12,219)
Smith International, Inc.	13,500	(387,450)
Superior Well Services, Inc.*	6,800	(65,824)
Tesoro Corp.	1,900	(28,462)
TETRA Technologies, Inc.*	18,600	(180,234)
Transocean Ltd. (Switzerland)*	2,100	(179,613)
Vectren Corp.	7,500	(172,800)

		(5,909,138)

Paper & Forest Products
Wausau Paper Corp.	4,100	(41,000)
Weyerhaeuser Co.	6,000	(219,900)

		(260,900)

Pharmaceuticals — (0.1)%
Abbott Laboratories	2,900	(143,463)
BioMarin Pharmaceutical, Inc.*	21,800	(394,144)

Cardinal Health, Inc.	9,300	(249,240)
Express Scripts, Inc.*	4,700	(364,626)
King Pharmaceuticals, Inc.*	13,300	(143,241)
McKesson Corp.	4,600	(273,930)
NBTY, Inc.*	6,600	(261,228)
Salix Pharmaceuticals Ltd.*	13,900	(295,514)
Savient Pharmaceuticals, Inc.*	13,700	(208,240)

		(2,333,626)

Real Estate Investment Trusts — (0.1)%
AvalonBay Communities, Inc.	4,660	(338,922)
Boston Properties, Inc.	2,700	(176,985)
Corporate Office Properties Trust	4,100	(151,208)
Digital Realty Trust, Inc.	3,300	(150,843)
Equity Residential Properties Trust	1,800	(55,260)
Federal Realty Investment Trust	1,900	(116,603)
HCP, Inc.	4,800	(137,952)
Health Care REIT, Inc.	6,700	(278,854)
Highwoods Properties, Inc.	2,100	(66,045)
Home Properties, Inc.	4,100	(176,669)
Nationwide Health Properties, Inc.	4,100	(127,059)
Omega Healthcare Investors, Inc.	900	(14,418)
Plum Creek Timber Co., Inc.	3,100	(94,984)
Potlatch Corp.	1,100	(31,295)
Public Storage, Inc.	200	(15,048)
Rayonier, Inc.	800	(32,728)
Regency Centers Corp.	2,300	(85,215)
Senior Housing Properties Trust	2,600	(49,686)
Ventas, Inc.	4,700	(180,950)

		(2,280,724)

Retail & Merchandising — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	10,900	(358,392)
American Eagle Outfitters, Inc.	26,000	(438,360)
Bed Bath & Beyond, Inc.*	2,800	(105,112)
Coldwater Creek, Inc.*	27,400	(224,680)
CVS Caremark Corp.	3,700	(132,238)
Dick’s Sporting Goods, Inc.*	3,600	(80,640)
Finish Line, Inc. (The) (Class A Stock)	3,300	(33,528)
J. Crew Group, Inc.*	5,500	(197,010)
JC Penney Co., Inc.	2,100	(70,875)
Macy’s, Inc.	6,900	(126,201)
Nordstrom, Inc.	5,400	(164,916)
O’Reilly Automotive, Inc.*	9,200	(332,488)
Ruddick Corp.	9,100	(242,242)
Signet Jewelers Ltd. (Bermuda)*	12,400	(326,492)
Staples, Inc.	4,400	(102,168)
Starbucks Corp.*	14,700	(303,555)
Tiffany & Co.	9,800	(377,594)
Walgreen Co.	10,300	(385,941)
Yum! Brands, Inc.	3,100	(104,656)

		(4,107,088)

Savings & Loan
Brookline Bancorp, Inc.	6,200	(60,264)
Capitol Federal Financial	2,300	(75,716)
First Niagara Financial Group, Inc.	3,700	(45,621)
Hudson City Bancorp, Inc.	3,000	(39,450)

		(221,051)

Semiconductors — (0.1)%
Applied Materials, Inc.	25,600	(343,040)
Brooks Automation, Inc.*	18,900	(146,097)
Cohu, Inc.	4,200	(56,952)
Integrated Device Technology, Inc.*	40,300	(272,428)
International Rectifier Corp.*	20,700	(403,443)
KLA-Tencor Corp.	11,200	(401,632)
Lam Research Corp.*	8,000	(273,280)
Maxim Integrated Products, Inc.	4,700	(85,258)
MEMC Electronic Materials, Inc.*	18,300	(304,329)
Microchip Technology, Inc.	600	(15,900)
MKS Instruments, Inc.*	14,000	(270,060)
Novellus Systems, Inc.*	12,500	(262,250)
QLogic Corp.*	3,100	(53,320)
Rambus, Inc.*	21,600	(375,840)
Rudolph Technologies, Inc.*	9,100	(67,340)
Teradyne, Inc.*	18,600	(172,050)
Varian Semiconductor Equipment Associates, Inc.*	11,300	(371,092)
Xilinx, Inc.	15,000	(351,300)

		(4,225,611)

Software — (0.1)%
Activision Blizzard, Inc.*	30,300	(375,417)
Acxiom Corp.*	23,000	(217,580)
Cerner Corp.*	5,400	(403,920)
Citrix Systems, Inc.*	7,200	(282,456)
Fair Isaac Corp.	3,900	(83,811)
VMware, Inc. (Class A Stock)*	9,200	(369,564)

		(1,732,748)

Specialty Retail
CarMax, Inc.*	19,600	(409,640)
OfficeMax, Inc.	18,900	(237,762)

		(647,402)

Telecommunications
American Tower Corp. (Class A Stock)*	4,300	(156,520)
Ciena Corp.*	27,000	(439,560)
CommScope, Inc.*	8,800	(263,384)
Comtech Telecommunications Corp.*	300	(9,966)
General Communication, Inc. (Class A Stock)*	8,400	(57,624)
JDS Uniphase Corp.*	8,200	(58,302)
NeuStar, Inc. (Class A Stock)*	2,500	(56,500)
Plantronics, Inc.	3,500	(93,835)
Polycom, Inc.*	6,700	(179,225)

		(1,314,916)

Thrifts & Mortgage Finance
People’s United Financial, Inc.	5,900	(91,804)

Tobacco
Philip Morris International, Inc.	3,900	(190,086)

Transportation — (0.1)%
Alexander & Baldwin, Inc.	9,700	(311,273)
Expeditors International of Washington, Inc.	6,800	(239,020)
J.B. Hunt Transport Services, Inc.	10,300	(330,939)
Kansas City Southern*	16,600	(439,734)
Kirby Corp.*	1,900	(69,958)

United Parcel Service, Inc. (Class B Stock)	3,300	(186,351)
Werner Enterprises, Inc.	5,900	(109,917)

		(1,687,192)

Wireless Telecommunication Services
Crown Castle International Corp.*	2,100	(65,856)
Leap Wireless International, Inc.*	3,000	(58,650)
MetroPCS Communications, Inc.*	35,200	(329,472)
NII Holdings, Inc.*	3,300	(98,934)
SBA Communications Corp. (Class A Stock)*	9,100	(245,973)

		(798,885)

TOTAL COMMON STOCKS
(proceeds received $64,792,662)		(69,046,198)

TOTAL SECURITIES SOLD SHORT
(proceeds received $77,185,646)		(81,499,198)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 99.5% (cost $4,055,011,239)		4,164,276,474
Other assets in excess of other liabilities(x) — 0.5%		19,430,538

NET ASSETS — 100.0%		$4,183,707,012

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

EAFE	Europe, Australasia, Far East

FDIC	Federal Deposit Insurance Corp.

GSCI	Goldman Sachs Commodity Index

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

NYSE	New York Stock Exchange

PIPE	Private Investment in Public Equity

REIT	Real Estate Investment Trust

SNAT	Supra National Bank

SPDR	Standard & Poor’s Depositary Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

TSX	Toronto Stock Exchange

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krona

NZD	New Zealand Dollar

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of September 30, 2009, 6 securities representing $5,179,200 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests and manager of the Dryden Core Investment Taxable Money Market Series Fund.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency, and interest rate and credit default swap agreements as follows:
Financial futures contracts open at September 30, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2009	(Depreciation)
Long Positions:
92	90 Day Euro Dollar	Dec 09	$22,853,450	$22,914,900	$61,450
107	90 Day Euro Dollar	Mar 10	26,486,325	26,582,813	96,488
102	90 Day Euro Dollar	Jun 10	25,154,000	25,252,650	98,650
160	90 Day Euro Dollar	Sep 10	39,432,000	39,454,000	22,000
35	90 Day Euro EURIBOR	Jun 10	12,608,417	12,646,885	38,468
45	90 Day Euro EURIBOR	Dec 10	16,106,055	16,150,802	44,747
18	5 Year U.S. Treasury Notes	Dec 09	2,061,282	2,089,688	28,406
166	10 Year Australian Bond	Dec 09	109,390,128	109,281,148	(108,980)
4	10 Year Canadian Bond	Dec 09	449,296	453,407	4,111
165	10 Year Euro-Bund	Dec 09	29,287,374	29,428,413	141,039
2	10 Year Japanese Bond	Dec 09	3,103,882	3,104,550	668
93	10 Year U.K Gilt	Dec 09	17,505,354	17,621,428	116,074
165	10 Year U.S. Treasury Notes	Dec 09	19,314,422	19,524,141	209,719
2	Amsterdam Index	Oct 09	183,095	182,627	(468)
1	DAX Index	Dec 09	205,748	207,595	1,847
46	DJ Euro Stoxx 50	Dec 09	1,905,422	1,923,174	17,752
99	FTSE 100 Index	Dec 09	7,955,528	8,054,865	99,337
14	FTSE/MIB Index	Dec 09	2,355,576	2,399,232	43,656
17	Hang Seng Index	Oct 09	2,276,943	2,291,695	14,752
11	IBEX 35 Index	Oct 09	1,883,100	1,887,768	4,668
6	Russell 2000 Mini	Dec 09	358,910	361,800	2,890
60	S&P 500	Dec 09	15,221,550	15,793,500	571,950
35	S&P 500 E-Mini	Dec 09	1,849,673	1,842,575	(7,098)
4	S&P/TSX 60 Index	Dec 09	498,334	506,682	8,348

					1,510,474

Short Positions:
175	10 Year Canadian Bond	Dec 09	19,593,247	19,836,548	(243,301)
5	10 Year Euro-Bund	Dec 09	888,770	891,770	(3,000)
14	10 Year Japanese Bond	Dec 09	21,614,660	21,731,855	(117,195)
174	10 Year Mini Japanese Government Bond	Dec 09	26,870,294	27,005,715	(135,421)
60	10 Year U.K Gilt	Dec 09	11,367,976	11,368,663	(687)
58	10 Year U.S. Treasury Notes	Dec 09	6,817,406	6,863,031	(45,625)
28	Amsterdam Index	Oct 09	2,557,024	2,556,778	246
23	CAC40 10 Euro	Oct 09	1,274,683	1,277,965	(3,282)
3	DAX Index	Dec 09	624,598	622,787	1,811
4	Hang Seng Index	Oct 09	534,274	539,222	(4,948)
5	IBEX 35 Index	Oct 09	856,174	858,076	(1,902)
27	S&P 500 E-Mini	Dec 09	1,433,635	1,421,415	12,220
41	SPI 200	Dec 09	4,159,131	4,292,498	(133,367)
66	Topix Index	Dec 09	6,902,668	6,690,803	211,865

					(462,586)

					$1,047,888

Commodity futures contracts open at September 30, 2009:

Number of		Expiration	Value at	Value at	Unrealized Appreciation
Contracts	Type	Date	Trade Date	September 30, 2009	(Depreciation)
Long Positions:
38	Brent Crude	Nov 09	$2,662,170	$2,624,660	$(37,510)
104	Brent Crude	Dec 09	7,186,110	7,259,200	73,090
87	CAC40 10 Euro	Oct 09	4,775,140	4,834,040	58,900
56	Coffee ‘C’	Dec 09	2,747,081	2,683,800	(63,281)
60	Coffee ‘C’	Mar 10	3,023,798	2,940,750	(83,048)
284	Corn	Dec 09	4,935,363	4,884,800	(50,563)
301	Corn	Mar 10	5,187,724	5,369,087	181,363
128	Cotton No. 2	Dec 09	4,108,160	4,160,000	51,840
52	Cotton No. 2	Mar 10	1,582,970	1,633,840	50,870
3	Gas Oil	Oct 09	163,500	165,600	2,100
51	Gas Oil	Nov 09	2,935,450	2,853,450	(82,000)
250	Gas Oil	Dec 09	14,200,475	14,168,750	(31,725)
10	Gasoline RBOB	Nov 09	740,216	735,672	(4,544)
50	Gasoline RBOB	Dec 09	3,667,222	3,707,130	39,908
67	Gold 100 OZ	Dec 09	6,440,940	6,762,310	321,370
124	Gold 100 OZ	Feb 10	12,205,220	12,530,200	324,980
14	Heating Oil	Nov 09	1,076,884	1,077,451	567
47	Heating Oil	Dec 09	3,561,684	3,669,666	107,982
184	Lean Hogs	Dec 09	3,678,520	3,650,560	(27,960)
80	Lean Hogs	Feb 10	1,807,160	1,820,800	13,640
81	Live Cattle	Dec 09	2,870,070	2,790,450	(79,620)
87	LME Copper	Dec 09	11,768,001	13,396,914	1,628,913
49	LME Copper	Mar 10	7,620,075	7,554,575	(65,500)
57	LME Nickel	Dec 09	5,513,982	6,116,328	602,346
17	LME Nickel	Mar 10	1,914,264	1,830,390	(83,874)
137	LME PRI Aluminum	Dec 09	6,047,457	6,456,982	409,525
56	LME PRI Aluminum	Mar 10	2,735,188	2,679,950	(55,238)
1	LME Zinc	Dec 09	49,500	49,156	(344)
70	Natural Gas	Nov 09	3,169,180	3,388,700	219,520
365	Natural Gas	Dec 09	20,070,280	20,710,100	639,820
32	Silver	Dec 09	2,280,465	2,665,280	384,815
49	Silver	Mar 10	3,899,450	4,088,805	189,355
7	Soybean	Nov 09	362,625	324,450	(38,175)
152	Soybean	Jan 10	7,392,250	7,094,600	(297,650)
206	Sugar #11 (World)	Mar 10	5,055,792	5,857,981	802,189
33	Sugar #11 (World)	May 10	842,072	893,693	51,621
234	Wheat	Dec 09	6,098,125	5,352,750	(745,375)
13	Wheat	Mar 10	338,313	310,050	(28,263)
92	WTI Crude	Nov 09	6,520,530	6,496,120	(24,410)
412	WTI Crude	Dec 09	28,709,450	29,227,280	517,830

					4,873,464

Short Positions:
46	LME Copper	Dec 09	7,110,656	7,083,425	27,231
1	LME Copper	Mar 10	156,975	154,175	2,800
32	LME Nickel	Dec 09	3,545,058	3,433,728	111,330
2	LME Nickel	Mar 10	210,540	215,340	(4,800)
76	LME PRI Aluminum	Dec 09	3,615,731	3,581,975	33,756
3	LME PRI Aluminum	Mar 10	142,888	143,569	(681)

					169,636

					$5,043,100 (1)

(1)	Cash of $416,000 and U.S. Treasury Securities and federal agency obligation with a market value of $2,290,020 has been segregated to cover requirements for open futures contracts as of September 30, 2009.

Forward foreign currency exchange contracts outstanding at September 30, 2009:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 11/05/09	Chase Securities, Inc.	AUD	75	$66,129	$65,971	$(158)
Expiring 11/05/09	Hong Kong & Shanghai Bank	AUD	100	87,150	87,961	811
Expiring 12/16/09	HSBC Securities	AUD	5,539	4,747,207	4,854,339	107,132
Expiring 12/16/09	Morgan Stanley	AUD	3,157	2,639,507	2,766,211	126,704
Expiring 12/16/09	Royal Bank of Scotland	AUD	344	296,858	301,461	4,603
Expiring 12/16/09	UBS Securities	AUD	4,039	3,469,462	3,539,622	70,160
Expiring 12/16/09	UBS Securities	AUD	1,962	1,682,303	1,719,245	36,942
Brazilian Real,
Expiring 02/02/10	Deutsche Banc Guardian	BRL	1,354	703,598	747,660	44,062
Expiring 02/02/10	Deutsche Bank	BRL	1,260	654,744	695,746	41,002
British Pound,
Expiring 10/05/09	JPMorgan Securities	GBP	57	93,081	91,093	(1,988)
Expiring 10/28/09	BNP Paribas	GBP	3,403	5,682,431	5,437,805	(244,626)
Expiring 10/28/09	Chase Securities, Inc.	GBP	205	339,612	327,579	(12,033)
Expiring 10/28/09	Hong Kong & Shanghai Bank	GBP	200	317,533	319,589	2,056
Expiring 10/28/09	JPMorgan Securities	GBP	153	251,394	244,486	(6,908)
Expiring 12/16/09	Morgan Stanley	GBP	418	665,071	667,746	2,675
Expiring 12/16/09	Morgan Stanley	GBP	401	656,207	640,011	(16,196)
Expiring 12/16/09	Morgan Stanley	GBP	338	552,578	540,047	(12,531)
Expiring 12/16/09	Morgan Stanley	GBP	199	326,914	318,268	(8,646)
Expiring 12/16/09	Royal Bank of Scotland	GBP	583	925,775	931,510	5,735
Expiring 12/16/09	UBS Securities	GBP	938	1,488,803	1,497,926	9,123
Expiring 12/16/09	UBS Securities	GBP	625	1,035,375	998,617	(36,758)
Canadian Dollar,
Expiring 10/28/09	Chase Securities, Inc.	CAD	2,000	1,838,977	1,868,112	29,135
Expiring 10/29/09	Citibank	CAD	422	390,195	394,172	3,977
Expiring 10/29/09	Hong Kong & Shanghai Bank	CAD	250	230,345	233,514	3,169
Expiring 10/29/09	UBS Securities	CAD	158	148,119	147,581	(538)
Expiring 12/16/09	Morgan Stanley	CAD	723	675,333	675,258	(75)
Expiring 12/16/09	Royal Bank of Scotland	CAD	29	26,585	27,090	505
Expiring 12/16/09	UBS Securities	CAD	700	650,829	653,888	3,059
Expiring 12/16/09	UBS Securities	CAD	600	548,170	560,476	12,306
Chinese Yuan,
Expiring 11/30/09	Bank of America	CNY	649	95,000	94,968	(32)
Expiring 11/30/09	Barclays Capital Fixed, Inc.	CNY	307	45,000	44,906	(94)
Expiring 11/30/09	JPMorgan Securities	CNY	1,555	228,000	227,556	(444)
Expiring 11/30/09	JPMorgan Securities	CNY	1,523	223,000	222,924	(76)
Expiring 11/30/09	JPMorgan Securities	CNY	1,029	151,000	150,673	(327)
Expiring 03/16/10	Bank of America	CNY	518	76,000	75,863	(137)
Expiring 03/16/10	Bank of America	CNY	130	19,000	18,969	(31)
Expiring 03/16/10	Chase Securities, Inc.	CNY	434	64,000	63,566	(434)
Expiring 03/29/10	Barclays Capital Fixed, Inc.	CNY	290	42,948	42,484	(464)
Expiring 03/29/10	Chase Securities, Inc.	CNY	19	2,752	2,723	(29)
Expiring 03/29/10	Citibank	CNY	2,063	305,349	301,960	(3,389)
Expiring 03/29/10	Deutsche Bank	CNY	1,379	204,300	201,854	(2,446)
Expiring 03/29/10	Deutsche Bank	CNY	2	341	338	(3)
Expiring 03/29/10	HSBC Securities	CNY	1,985	293,500	290,587	(2,913)
Expiring 06/07/10	Barclays Capital Fixed, Inc.	CNY	170	25,000	24,839	(161)
Expiring 06/07/10	Barclays Capital Group	CNY	1,523	225,000	223,148	(1,852)
Expiring 06/07/10	Barclays Capital Group	CNY	862	127,000	126,364	(636)
Expiring 06/07/10	Barclays Capital Group	CNY	314	47,000	45,980	(1,020)
Expiring 06/07/10	Citibank	CNY	68	10,000	9,946	(54)
Expiring 06/07/10	Deutsche Bank	CNY	828	122,226	121,327	(899)

Expiring 06/07/10	Morgan Stanley	CNY	1,473	217,000	215,818	(1,182)
Expiring 06/10/10	Hong Kong & Shanghai Bank	CNY	1,457	215,000	213,490	(1,510)
Expiring 11/17/10	Barclays Capital Fixed, Inc.	CNY	5,063	752,851	757,243	4,392
Danish Krone,
Expiring 12/21/09	Hong Kong & Shanghai Bank	DKK	4,011	787,474	787,587	113
Euro,
Expiring 10/08/09	Barclays Capital Fixed, Inc.	EUR	3,489	4,998,010	5,105,625	107,615
Expiring 10/08/09	BNP Paribas	EUR	4,172	5,974,320	6,105,092	130,772
Expiring 10/08/09	BNP Paribas	EUR	39	56,780	57,071	291
Expiring 10/08/09	BNP Paribas	EUR	21	30,910	30,730	(180)
Expiring 10/08/09	Chase Securities, Inc.	EUR	904	1,331,846	1,322,868	(8,978)
Expiring 10/08/09	JPMorgan Securities	EUR	1,213	1,773,530	1,775,042	1,512
Expiring 10/08/09	Morgan Stanley	EUR	97	141,300	141,945	645
Expiring 10/08/09	Royal Bank of Scotland	EUR	1,000	1,475,998	1,463,349	(12,649)
Expiring 12/16/09	Morgan Stanley	EUR	478	705,460	699,702	(5,758)
Expiring 12/16/09	Morgan Stanley	EUR	417	612,561	609,680	(2,881)
Expiring 12/16/09	Royal Bank of Scotland	EUR	819	1,198,099	1,198,375	276
Expiring 12/16/09	UBS Securities	EUR	3,000	4,368,602	4,389,653	21,051
Expiring 12/16/09	UBS Securities	EUR	500	729,128	731,609	2,481
Indonesia Rupiah,
Expiring 01/22/10	Barclays Capital Fixed, Inc.	IDR	1,954,260	198,000	197,440	(560)
Expiring 09/17/10	Chase Securities, Inc.	IDR	2,067,800	196,000	198,593	2,593
Japanese Yen,
Expiring 10/08/09	Royal Bank of Scotland	JPY	3,044	33,000	33,917	917
Expiring 10/09/09	Goldman Sachs & Co., Inc. (The)	JPY	11,509	124,000	128,221	4,221
Expiring 10/20/09	Chase Securities, Inc.	JPY	115,198	1,263,653	1,283,502	19,849
Expiring 10/20/09	Citibank	JPY	12,021	131,000	133,935	2,935
Expiring 10/20/09	Hong Kong & Shanghai Bank	JPY	9,000	100,743	100,275	(468)
Expiring 10/20/09	HSBC Securities	JPY	10,194	111,000	113,584	2,584
Expiring 10/20/09	JPMorgan Securities	JPY	153,788	1,691,459	1,713,460	22,001
Expiring 10/20/09	Mizuho Securities, Inc.	JPY	3,640,424	39,347,300	40,560,517	1,213,217
Expiring 10/20/09	Royal Bank of Scotland	JPY	9,448	104,000	105,271	1,271
Expiring 12/16/09	Morgan Stanley	JPY	494,474	5,329,474	5,511,465	181,991
Expiring 12/16/09	Morgan Stanley	JPY	73,476	799,184	818,974	19,790
Expiring 12/16/09	Morgan Stanley	JPY	65,092	717,586	725,526	7,940
Expiring 12/16/09	Morgan Stanley	JPY	61,695	668,096	687,663	19,567
Expiring 12/16/09	Morgan Stanley	JPY	45,043	494,515	502,054	7,539
Expiring 12/16/09	Royal Bank of Scotland	JPY	513,649	5,613,650	5,725,191	111,541
Expiring 12/16/09	UBS Securities	JPY	12,500	109,739	139,326	29,587
Mexican Peso,
Expiring 11/27/09	Chase Securities, Inc.	MXN	1,606	118,929	117,999	(930)
Expiring 11/27/09	Chase Securities, Inc.	MXN	1,360	101,000	99,917	(1,083)
Expiring 11/27/09	Citicorp	MXN	4,094	300,000	300,862	862
Expiring 11/27/09	Citicorp	MXN	4,084	300,000	300,135	135
Expiring 11/27/09	Citicorp	MXN	2,681	200,000	197,014	(2,986)
Expiring 11/27/09	Deutsche Bank	MXN	9,387	679,390	689,906	10,516
Expiring 11/27/09	Deutsche Bank	MXN	1,156	85,552	84,957	(595)
Expiring 11/27/09	HSBC Securities	MXN	1,709	127,000	125,620	(1,380)
Expiring 11/27/09	HSBC Securities	MXN	1,223	90,000	89,875	(125)
Expiring 11/27/09	HSBC Securities	MXN	706	52,000	51,901	(99)
New Zealand Dollar,
Expiring 12/16/09	Morgan Stanley	NZD	10,532	7,137,699	7,565,065	427,366
Expiring 12/16/09	Morgan Stanley	NZD	1,706	1,226,178	1,225,323	(855)
Expiring 12/16/09	Morgan Stanley	NZD	722	518,661	518,710	49
Expiring 12/16/09	Morgan Stanley	NZD	348	245,337	249,759	4,422
Expiring 12/16/09	Morgan Stanley	NZD	277	193,654	198,684	5,030
Expiring 12/16/09	Morgan Stanley	NZD	269	185,868	193,203	7,335
Expiring 12/16/09	UBS Securities	NZD	2,281	1,582,865	1,638,360	55,495

Norwegian Krone,
Expiring 12/16/09	Hong Kong & Shanghai Bank	NOK	2,136	365,948	368,766	2,818
Expiring 12/16/09	UBS Securities	NOK	11,385	1,919,244	1,965,934	46,690
Philippine Peso,
Expiring 11/16/09	Deutsche Bank	PHP	62	1,264	1,298	34
Singapore Dollar,
Expiring 11/18/09	Barclays Capital Fixed, Inc.	SGD	1	439	454	15
Expiring 11/18/09	Deutsche Bank	SGD	1	900	933	33
Expiring 11/18/09	Deutsche Bank	SGD	1	612	633	21
Expiring 11/18/09	HSBC Securities	SGD	2,494	1,730,683	1,770,191	39,508
Expiring 11/18/09	Royal Bank of Scotland	SGD	1	666	687	21
South Korean Won,
Expiring 11/18/09	Bank of America	KRW	135,586	110,000	114,999	4,999
Expiring 11/18/09	Bank of America	KRW	65,349	53,000	55,427	2,427
Expiring 11/18/09	Barclays Capital Group	KRW	179,100	150,000	151,906	1,906
Expiring 11/18/09	Chase Securities, Inc.	KRW	165,341	135,000	140,237	5,237
Expiring 11/18/09	Chase Securities, Inc.	KRW	143,984	118,000	122,122	4,122
Expiring 11/18/09	Chase Securities, Inc.	KRW	129,771	106,000	110,067	4,067
Expiring 11/18/09	Citibank	KRW	178,350	150,000	151,270	1,270
Expiring 11/18/09	Deutsche Bank	KRW	47,094	37,000	39,943	2,943
Expiring 11/18/09	Phileo Allied Kuala Lumpur	KRW	45,621	37,000	38,694	1,694
Expiring 11/18/09	Royal Bank of Scotland	KRW	756,075	593,000	641,276	48,276
Expiring 02/11/10	Chase Securities, Inc.	KRW	153,797	127,000	130,229	3,229
Expiring 02/11/10	Citicorp	KRW	241,220	200,000	204,255	4,255
Expiring 02/11/10	Deutsche Bank	KRW	179,310	150,000	151,832	1,832
Expiring 02/11/10	JPMorgan Securities	KRW	178,650	150,000	151,274	1,274
Swedish Krona,
Expiring 12/16/09	Morgan Stanley	SEK	1,837	263,922	263,716	(206)
Expiring 12/16/09	Morgan Stanley	SEK	1,434	205,647	205,884	237
Expiring 12/16/09	UBS Securities	SEK	2,000	285,882	287,048	1,166
Expiring 12/21/09	Hong Kong & Shanghai Bank	SEK	4,035	579,492	579,146	(346)
Swiss Franc,
Expiring 12/16/09	Morgan Stanley	CHF	805	775,107	777,038	1,931
Expiring 12/16/09	Morgan Stanley	CHF	732	694,934	706,871	11,937
Expiring 12/16/09	Morgan Stanley	CHF	570	551,124	550,803	(321)
Expiring 12/16/09	Morgan Stanley	CHF	380	367,918	366,462	(1,456)
Expiring 12/16/09	Morgan Stanley	CHF	179	173,504	172,596	(908)
Expiring 12/16/09	Morgan Stanley	CHF	147	142,908	141,831	(1,077)
Expiring 12/16/09	Royal Bank of Scotland	CHF	2,777	2,659,875	2,681,296	21,421
Expiring 12/16/09	UBS Securities	CHF	3,217	3,091,988	3,106,380	14,392
Expiring 12/16/09	UBS Securities	CHF	2,472	2,360,860	2,387,008	26,148
Expiring 12/16/09	UBS Securities	CHF	375	364,138	362,088	(2,050)
Expiring 12/16/09	UBS Securities	CHF	250	240,731	241,392	661

				$147,935,888	$150,717,028	$2,781,140

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 11/05/09	Chase Securities, Inc.	AUD	7,028	$6,117,614	$6,181,891	$(64,277)
Expiring 12/16/09	Morgan Stanley	AUD	1,158	996,147	1,015,103	(18,956)
Expiring 12/16/09	Morgan Stanley	AUD	1,086	927,278	951,802	(24,524)
Expiring 12/16/09	Morgan Stanley	AUD	834	710,301	730,790	(20,489)
Expiring 12/16/09	Morgan Stanley	AUD	486	422,084	425,919	(3,835)
Expiring 12/16/09	Morgan Stanley	AUD	356	305,112	311,982	(6,870)
Expiring 12/16/09	Morgan Stanley	AUD	300	260,760	262,479	(1,719)
British Pound,
Expiring 10/05/09	JPMorgan Securities	GBP	252	407,567	401,940	5,627
Expiring 10/28/09	Chase Securities, Inc.	GBP	204	326,604	325,981	623

Expiring 10/28/09	Royal Bank of Scotland	GBP	1,289		2,115,408	2,059,750	55,658
Expiring 10/28/09	Royal Bank of Scotland	GBP	295		492,064	471,393	20,671
Expiring 12/16/09	Credit Suisse First Boston Corp.	GBP	3,295		5,439,751	5,264,425	175,326
Expiring 12/16/09	Morgan Stanley	GBP	3,478		5,681,791	5,557,233	124,558
Expiring 12/16/09	Morgan Stanley	GBP	268		437,645	427,670	9,975
Expiring 12/16/09	Morgan Stanley	GBP	196		328,445	313,933	14,512
Expiring 12/16/09	Morgan Stanley	GBP	71		117,998	113,978	4,020
Expiring 12/16/09	UBS Securities	GBP	1,412		2,339,140	2,256,182	82,958
Canadian Dollar,
Expiring 12/16/09	Morgan Stanley	CAD	5,161		4,732,917	4,821,433	(88,516)
Expiring 12/16/09	Morgan Stanley	CAD	918		852,675	857,765	(5,090)
Expiring 12/16/09	Morgan Stanley	CAD	903		840,511	843,605	(3,094)
Expiring 12/16/09	Morgan Stanley	CAD	717		669,962	669,318	644
Expiring 12/16/09	Morgan Stanley	CAD	589		550,580	549,804	776
Expiring 12/16/09	Morgan Stanley	CAD	577		537,338	539,251	(1,913)
Expiring 12/16/09	Morgan Stanley	CAD	566		533,661	529,062	4,599
Expiring 12/16/09	Morgan Stanley	CAD	562		519,671	525,001	(5,330)
Expiring 12/16/09	UBS Securities	CAD	1,900		1,765,740	1,774,373	(8,633)
Chinese Yuan,
Expiring 11/30/09	Barclays Capital Fixed, Inc.	CNY	5,063		742,582	741,026	1,556
Euro,
Expiring 10/08/09	Barclays Capital Fixed, Inc.	EUR	214		311,798	313,157	(1,359)
Expiring 10/08/09	Barclays Capital Fixed, Inc.	EUR	44		63,030	64,387	(1,357)
Expiring 10/08/09	BNP Peregrine Prim	EUR	53		75,896	77,558	(1,662)
Expiring 10/08/09	Royal Bank of Canada	EUR	1,910		2,824,508	2,794,997	29,511
Expiring 10/08/09	Royal Bank of Canada	EUR	733		1,047,102	1,072,635	(25,533)
Expiring 10/08/09	Royal Bank of Scotland	EUR	2,154		3,138,137	3,152,054	(13,917)
Expiring 10/08/09	Royal Bank of Scotland	EUR	2,131		3,128,317	3,118,397	9,920
Expiring 10/08/09	Royal Bank of Scotland	EUR	928		1,362,852	1,357,988	4,864
Expiring 10/08/09	Royal Bank of Scotland	EUR	733		1,080,387	1,072,635	7,752
Expiring 10/08/09	Royal Bank of Scotland	EUR	699		996,778	1,022,881	(26,103)
Expiring 10/08/09	Royal Bank of Scotland	EUR	271		384,821	396,568	(11,747)
Expiring 10/08/09	Royal Bank of Scotland	EUR	160		233,951	234,136	(185)
Expiring 10/08/09	UBS Securities	EUR	2,099		3,088,888	3,071,569	17,319
Expiring 10/08/09	UBS Securities	EUR	1,279		1,879,363	1,871,623	7,740
Expiring 12/16/09	HSBC Securities	EUR	1,920		2,785,455	2,808,909	(23,454)
Expiring 12/16/09	Morgan Stanley	EUR	3,112		4,426,878	4,553,528	(126,650)
Expiring 12/16/09	Morgan Stanley	EUR	441		649,771	645,355	4,416
Expiring 12/16/09	Morgan Stanley	EUR	356		520,619	521,429	(810)
Expiring 12/16/09	Morgan Stanley	EUR	345		496,593	505,101	(8,508)
Expiring 12/16/09	Morgan Stanley	EUR	286		414,494	418,806	(4,312)
Expiring 12/16/09	Morgan Stanley	EUR	272		397,237	397,647	(410)
Expiring 12/16/09	Royal Bank of Scotland	EUR	5,593		8,099,058	8,184,173	(85,115)
Expiring 12/16/09	UBS Securities	EUR	3,182		4,639,142	4,655,433	(16,291)
Japanese Yen,
Expiring 12/16/09	Morgan Stanley	JPY	102,205		1,135,277	1,139,193	(3,916)
Expiring 12/16/09	Morgan Stanley	JPY	25,221		277,401	281,119	(3,718)
Expiring 12/16/09	Royal Bank of Scotland	JPY	64,503		721,308	718,958	2,350
Malaysian Ringgit,
Expiring 11/12/09	Barclays Capital Fixed, Inc.	MYR	1		200	207	(7)
Expiring 11/12/09	Barclays Capital Fixed, Inc.	MYR	—	*	100	104	(4)
Expiring 11/12/09	Deutsche Bank	MYR	1		178	183	(5)
Expiring 11/12/09	JPMorgan Securities	MYR	1		210	217	(7)
Expiring 11/12/09	JPMorgan Securities	MYR	1		184	190	(6)
Mexican Peso,
Expiring 11/27/09	Chase Securities, Inc.	MXN	12		868	859	9
Expiring 11/27/09	HSBC Securities	MXN	9,387		690,763	689,906	857
New Zealand Dollar,
Expiring 11/05/09	HSBC Securities	NZD	26		18,595	18,730	(135)

Expiring 12/16/09	Morgan Stanley	NZD	87	62,166	62,780	(614)
Norwegian Krone,
Expiring 12/16/09	Credit Suisse First Boston Corp.	NOK	1,370	233,065	236,550	(3,485)
Expiring 12/16/09	UBS Securities	NOK	1,761	300,337	304,136	(3,799)
Expiring 12/16/09	UBS Securities	NOK	783	133,483	135,171	(1,688)
South Korean Won,
Expiring 11/18/09	HSBC Securities	KRW	252,955	202,000	214,547	(12,547)
Swedish Krona,
Expiring 12/16/09	Morgan Stanley	SEK	5,763	796,819	827,094	(30,275)
Expiring 12/16/09	Morgan Stanley	SEK	4,979	702,782	714,607	(11,825)
Expiring 12/16/09	Morgan Stanley	SEK	2,922	429,202	419,366	9,836
Expiring 12/16/09	Morgan Stanley	SEK	2,339	342,041	335,636	6,405
Expiring 12/16/09	UBS Securities	SEK	4,026	575,297	577,871	(2,574)
Swiss Franc,
Expiring 12/16/09	Morgan Stanley	CHF	7,653	7,181,505	7,389,466	(207,961)
Expiring 12/16/09	Morgan Stanley	CHF	826	799,614	797,785	1,829
Expiring 12/16/09	Morgan Stanley	CHF	731	712,036	705,732	6,304

				$96,531,852	$96,804,462	$(272,610)

*	Less than 500 notional amount.

Interest rate swap agreements outstanding at September 30, 2009:

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Morgan Stanley Capital Services, Inc.(1)	12/16/19		$ 5,900	4.00%	3 month LIBOR	$225,880	$(106,328)	$332,208
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	17,000	10.73%	Brazilian interbank lending rate	(64,028)	(2,778)	(61,250)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	1,300	11.36%	Brazilian interbank lending rate	(414)	122	(536)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	1,200	11.14%	Brazilian interbank lending rate	900	3,425	(2,525)
Merrill Lynch & Co.(1)	01/02/12	BRL	900	11.36%	Brazilian interbank lending rate	(286)	119	(405)
Goldman Sachs Capital Markets, L.P.(1)	03/18/11	EUR	3,500	4.50%	6 month EURIBOR	297,213	(4,598)	301,811
Goldman Sachs Capital Markets, L.P.(1)	03/17/15	GBP	600	3.50%	6 month LIBOR	(4,147)	(16,563)	12,416
Goldman Sachs Capital Markets, L.P.(1)	03/18/14	GBP	1,600	5.00%	6 month LIBOR	206,368	10,223	196,145
Goldman Sachs Capital Markets, L.P.(1)	03/17/20	GBP	2,100	4.50%	6 month LIBOR	113,841	17,600	96,241
Morgan Stanley Capital Services, Inc.(1)	03/17/15	GBP	1,400	3.50%	6 month LIBOR	(9,677)	(69,412)	59,735
Goldman Sachs Capital Markets, L.P.(1)	12/16/14	JPY	680,000	1.00%	6 month LIBOR	43,180	(13,391)	56,571
Goldman Sachs Capital Markets, L.P.(1)	06/16/11	JPY	5,570,000	1.00%	6 month LIBOR	276,850	174,961	101,889
Morgan Stanley Capital Services, Inc.(1)	12/16/10	JPY	340,000	1.00%	6 month LIBOR	19,966	1,473	18,493
Morgan Stanley Capital Services, Inc.(1)	12/16/19	JPY	960,000	1.50%	6 month LIBOR	42,098	(8,135)	50,233
Merrill Lynch & Co.(1)	02/07/19	MXN	1,200	8.30%	28 day Mexican interbank rate	4,520	716	3,804

						$1,152,264	$(12,566)	$1,164,830

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at September 30, 2009:

						Upfront	Unrealized
		Notional Amount#			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(2)	Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)
Credit default swaps — Buy Protection(1)
Goldman Sachs Capital Markets, L.P.	12/20/18	$2,100	1.55%	Altria Group, Inc., 9.70%, due 11/10/18	$(32,513)	$—	$(32,513)
Deutsche Bank AG	06/20/14	1,034	5.00%	Dow Jones CDX NA HY12 5Y	61,000	7,524	53,476
Morgan Stanley Capital Services, Inc.	06/20/14	188	5.00%	Dow Jones CDX NA HY12 5Y	10,971	10,209	762
Goldman Sachs Capital Markets, L.P.	06/20/19	1,500	1.00%	Dow Jones CDX NA IG12 10Y	72,106	176,693	(104,587)
Morgan Stanley Capital Services, Inc.	06/20/14	3,500	1.00%	Dow Jones CDX NA IG12 5Y	14,377	125,560	(111,183)
Deutsche Bank AG	06/20/16	1,200	1.00%	Embarq Corp., 7.08%, due 06/01/16	(31,248)	(21,766)	(9,482)
Deutsche Bank AG	06/20/17	2,200	1.00%	J.C. Penny Corp., 6.375%, due 10/15/36	154,614	141,998	12,616

					$249,307	$440,218	$(190,911)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$3,199,169,723	$—	$—
Common Stocks	183,790,090	3,475,552	1,109,753
Exchange Traded Funds	178,512,387	—	—
Mutual Funds	62,512,585	—	—
Preferred Stocks	505,590	—	—
Asset-Backed Securities	—	7,496,360	183,865
Bank Loans	—	—	231,931
Commerical Mortgage-Backed Securities	—	2,265,577	—
Corporate Bonds	—	123,026,799	178,099
Convertible Bonds	—	1,298,393	—
Foreign Government Bonds	—	95,916,490	—
Residential Mortgage-Backed Securities	—	7,111,472	—
U.S. Government Agency Obligations	—	146,086,411	—
U.S. Government Mortgage-Backed Obligations	—	14,386,123	—
U.S. Treasury Obligations	—	183,083,490	—
Repurchase Agreements	—	35,800,000	—
Options Purchased	—	127,469	—
Options Written	—	(492,487)	—
Short Sales — U.S. Government Mortgage-Backed Obligations	—	(12,453,000)	—
Short Sales — Common Stocks	(69,046,198)	—	—

	$3,555,444,177	$607,128,649	$1,703,648
Other Financial Instruments*	6,090,988	3,482,449	—

Total	$3,561,535,165	$610,611,098	$1,703,648

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Asset-Backed
	Common Stocks	Security	Bank Loans	Corporate Bonds
Balance as of 12/31/08	$—	$—	$—	$—
Accrued discounts/premiums	—	—	—	437
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(140,249)	9,269	(469)	3,936
Net purchases (sales)	1,250,002	174,596	232,400	173,726
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 9/30/09	$1,109,753	$183,865	$231,931	$178,099

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2009 categorized by risk exposure:

Derivative Fair Value
at 9/30/09
Commodity contracts	$5,043,100
Credit contracts	(190,911)
Equity contracts	663,877
Foreign exchange contracts	2,482,261
Interest rate contracts	1,210,092

Total	$9,208,419

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.8%

COMMON STOCKS — 61.5%

Aerospace & Defense — 1.1%
BAE Systems PLC (United Kingdom)	107,900	$602,165
BBA Aviation PLC (United Kingdom)	305,300	772,374
Finmeccanica SpA (Italy)	57,900	1,023,519
General Dynamics Corp.	74,425	4,807,855
Honeywell International, Inc.	74,100	2,752,815
Meggitt PLC (United Kingdom)	91,500	340,866
MTU Aero Engines Holding AG (Germany)	21,300	1,008,646
Raytheon Co.(a)	71,400	3,425,058
Rolls-Royce Group PLC (United Kingdom)*	305,643	2,299,698
Safran SA (France)	43,300	811,368
Thales SA (France)	21,600	1,071,529

		18,915,893

Agriculture — 0.1%
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	518,076	312,849
Wilmar International Ltd. (Singapore)	337,000	1,511,972

		1,824,821

Airlines — 0.6%
Air New Zealand Ltd. (New Zealand)	362,700	316,949
Deutsche Lufthansa AG (Germany)	22,600	400,501
Qantas Airways Ltd. (Australia)	376,200	949,187
Ryanair Holdings PLC, ADR (Ireland)*	62,942	1,827,836
Singapore Airlines Ltd. (Singapore)	75,000	733,681
Southwest Airlines Co.	649,200	6,232,320

		10,460,474

Auto/Trucks Parts & Equipment — 0.2%
GKN PLC (United Kingdom)*	150,700	273,838
Johnson Controls, Inc.	99,351	2,539,412
Keihin Corp. (Japan)	49,300	817,227
Nifco, Inc. (Japan)	20,600	411,013

		4,041,490

Automobile Manufacturers — 0.2%
Daimler AG (Germany)	8,700	438,017
Fuji Heavy Industries Ltd. (Japan)*	700	2,722
Honda Motor Co. Ltd. (Japan)	69,800	2,150,025
Nissan Motor Co. Ltd. (Japan)*	81,800	553,140
Sumitomo Electric Industries Ltd. (Japan)	44,400	580,690
Toyota Motor Corp. (Japan)	8,600	342,026

		4,066,620

Banks — 1.6%
Bank of America Corp.	1,086,674	18,386,524
Bank Rakyat Indonesia (Indonesia)	1,639,000	1,271,857
Barclays PLC (United Kingdom)*	680,031	4,021,151
BNP Paribas (France)	8,000	639,195
Fukuoka Financial Group, Inc. (Japan)	172,000	714,711
HDFC Bank Ltd., ADR (India)(a)	7,108	841,374
Societe Generale (France)	11,300	909,477
Standard Chartered PLC (United Kingdom)	81,629	2,011,633

		28,795,922

Beverages — 0.3%
Anheuser-Busch InBev NV (Belgium)	58,102	2,653,174
Coca-Cola Co. (The)	41,100	2,207,070

		4,860,244

Biotechnology — 0.3%
Amgen, Inc.*	58,400	3,517,432
Gilead Sciences, Inc.*	40,121	1,868,836

		5,386,268

Broadcasting — 0.1%
Liberty Media Corp. — Entertainment (Class A Stock)*	28,000	871,080

Building Materials — 0.3%
Central Glass Co. Ltd. (Japan)	62,000	275,586
Ciments Francais SA (France)	5,400	606,489
CRH PLC (Ireland)	55,163	1,526,072
Daikin Industries Ltd. (Japan)	38,000	1,367,348
Lafarge SA (France)	3,000	268,453
Sanwa Holdings Corp. (Japan)	144,000	495,694

		4,539,642

Business Services — 0.3%
MasterCard, Inc. (Class A Stock)(a)	29,447	5,952,711

Capital Markets — 0.3%
Credit Suisse Group AG (Switzerland)	84,821	4,706,367
Deutsche Bank AG (Germany)	4,200	322,332

		5,028,699

Chemicals — 2.1%
BASF SE (Germany)	19,200	1,017,373
Clariant AG (Switzerland)*	65,900	599,669
Dow Chemical Co. (The)	421,991	11,001,305
Du Pont (E.I.) de Nemours & Co.	110,700	3,557,898
Kingboard Chemical Holdings Ltd. (Cayman Islands)	196,500	746,695
Koninklijke DSM NV (Netherlands)	31,800	1,328,568
Nippon Shokubai Co. Ltd. (Japan)	85,000	752,799
Potash Corp. of Saskatchewan (Canada)(a)	30,878	2,789,519
PPG Industries, Inc.	78,516	4,570,416
Praxair, Inc.	95,298	7,784,894
Solvay SA (Belgium)	13,000	1,349,728
Tessenderlo Chemie NV (Belgium)	8,700	335,340
Yingde Gases (Cayman Islands)*	215,000	194,192
Zeon Corp. (Japan)	3,000	13,736

		36,042,132

Clothing & Apparel — 0.1%
Fast Retailing Co. Ltd. (Japan)	9,000	1,138,974
Onward Holdings Co. Ltd. (Japan)	31,000	230,691
Yue Yuen Industrial Holdings Ltd. (Bermuda)	199,500	553,448

		1,923,113

Commercial Banks — 0.5%
Banco Bilbao Vizcaya Argentaria SA (Spain)	101,600	1,803,453
Banco Espirito Santo SA (Portugal)	31,800	225,694
Banco Santander SA (Spain)	259,517	4,177,428
Credit Agricole SA (France)	13,100	273,747
Danske Bank A/S (Denmark)*	26,400	691,521
DnB NOR ASA (Norway)*	71,200	824,653
Verwaltungs und Privat Bank AG (Liechtenstein)	1,500	174,853

		8,171,349

Commercial Services — 0.8%
Capita Group PLC (The) (United Kingdom)	111,568	1,288,242
Experian PLC (United Kingdom)	124,204	1,045,091
Toppan Forms Co. Ltd. (Japan)	27,800	381,547
Visa, Inc. (Class A Stock)(a)	124,446	8,600,463
Waste Management, Inc.(a)	91,300	2,722,566

		14,037,909

Computer Services & Software — 3.9%
Adobe Systems, Inc.*	203,663	6,729,026
Apple, Inc.*	107,683	19,961,198
Autonomy Corp. PLC (United Kingdom)*	81,029	2,109,510
Dell, Inc.*(a)	294,900	4,500,174
Hitachi Information Systems Ltd. (Japan)	22,200	715,969
Iliad SA (France)	12,931	1,457,046
Infosys Technologies Ltd., ADR (India)(a)	57,000	2,763,930
International Business Machines Corp.	137,526	16,449,485
Itochu Techno-Solutions Corp. (Japan)	27,300	840,912
Microsoft Corp.	365,400	9,460,206
NEC Fielding Ltd. (Japan)	20,600	321,513
SAP AG (Germany)	28,511	1,388,501
Tieto Oyj (Finland)	39,200	780,145
Wincor Nixdorf AG (Germany)	8,600	553,860

		68,031,475

Computers — 0.1%
Cap Gemini SA (France)	10,500	549,999
Research In Motion Ltd. (Canada)*	16,116	1,088,636

		1,638,635

Construction — 0.1%
AMEC PLC (United Kingdom)	84,259	1,016,678

Consumer Products & Services — 1.0%
Avon Products, Inc.	71,400	2,424,744
Electrolux AB (Class B Stock) (Sweden)*	21,400	489,618
Fisher & Paykel Apppliances Holdings Ltd. (Class H Stock) (New Zealand)	131,700	65,628
Fortune Brands, Inc.	96,800	4,160,464
Indesit Co. SpA (Italy)*	27,510	274,150
Newell Rubbermaid, Inc.	202,200	3,172,518
Pacific Brands Ltd. (Australia)*	528,500	559,491
Procter & Gamble Co. (The)	59,200	3,428,864
Reckitt Benckiser Group PLC (United Kingdom)	51,382	2,511,126

		17,086,603

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	284,411	1,374,972

Distribution/Wholesale — 0.2%
Li & Fung Ltd. (Bermuda)	396,000	1,596,764
Marubeni Corp. (Japan)	169,301	854,379
Sumitomo Corp. (Japan)	91,200	939,787

		3,390,930

Diversified Financial Services — 0.8%
Challenger Financial Services Group Ltd. (Australia)	186,600	561,349
Fuyo General Lease Co. Ltd. (Japan)	19,600	441,063
Hitachi Capital Corp. (Japan)	42,400	520,524
Redecard SA (Brazil)	21,700	335,495
SLM Corp.*	215,500	1,879,160
Takefuji Corp. (Japan)	105,600	371,744
U.S. Bancorp	421,227	9,208,022

		13,317,357

Diversified Machinery
Tognum AG (Germany)	43,800	748,630

Diversified Manufacturing — 0.7%
3M Co.	70,500	5,202,900
AGFA-Gevaert NV (Belgium)*	35,200	193,678
IMI PLC (United Kingdom)	112,600	805,468
Mitsubishi Corp. (Japan)	114,100	2,308,312
Tomkins PLC (United Kingdom)	166,200	500,948
Tyco International Ltd. (Switzerland)	113,200	3,903,136

		12,914,442

Diversified Operations — 0.1%
Davis Service Group PLC (United Kingdom)	101,800	652,560
Mitsui & Co. Ltd. (Japan)	31,200	408,052

		1,060,612

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	296,400	8,005,764
Verizon Communications, Inc.	63,600	1,925,172

		9,930,936

Electric — 0.1%
NRG Energy, Inc.*	43,833	1,235,652
RWE AG (Germany)	10,500	975,233

		2,210,885

Electric Utilities — 0.3%
Entergy Corp.	62,000	4,951,320

Electronic Components — 0.6%
Eizo Nanao Corp. (Japan)	13,400	319,456
Enel SpA (Italy)	140,800	893,702
Keyence Corp. (Japan)	9,300	1,987,122

Omron Corp. (Japan)	3,400	64,163
Ryosan Co. Ltd. (Japan)	17,800	458,063
Schneider Electric SA (France)	18,055	1,829,913
Spectris PLC (United Kingdom)	57,500	649,232
Tyco Electronics Ltd. (Switzerland)	180,300	4,017,084
Vestas Wind Systems A/S (Denmark)*	10,554	762,963

		10,981,698

Electronic Equipment & Instruments
Alps Electric Co. Ltd. (Japan)*	5,600	32,316

Engineering/Construction — 0.5%
ABB Ltd. (Switzerland)*	94,337	1,893,476
Bouygues SA (France)	9,200	467,835
China Railway Construction Corp. Ltd. (China)	968,500	1,287,160
COMSYS Holdings Corp. (Japan)	58,500	641,274
Kyowa Exeo Corp. (Japan)	70,000	687,016
Singapore Airport Terminal Services Ltd. (Singapore)	54,750	87,839
Vinci SA (France)	36,406	2,059,612
WorleyParsons Ltd. (Australia)	49,661	1,301,623

		8,425,835

Entertainment & Leisure — 0.1%
TABCORP Holdings Ltd. (Australia)	127,400	801,357
Thomas Cook Group PLC (United Kingdom)	274,400	1,018,716

		1,820,073

Environmental Control — 0.1%
Kurita Water Industries Ltd. (Japan)	63,300	2,270,662

Equipment Services — 0.1%
BlueScope Steel Ltd. (Australia)	247,500	639,749
Downer EDI Ltd. (Australia)	181,900	1,314,267
Kyoei Steel Ltd. (Japan)	18,900	453,735

		2,407,751

Exchange Traded Funds — 8.8%
iShares Barclays Aggregate Bond Fund	301,100	31,591,412
iShares Barclays Intermediate Credit Bond Fund	71,500	7,400,250
iShares Barclays TIPS Bond Fund	8,700	895,056
iShares iBoxx Investment Grade Corporate Bond Fund	32,900	3,509,772
iShares MSCI Brazil Index Fund	56,000	3,789,520
iShares MSCI EAFE Index Fund(a)	309,500	16,929,650
iShares MSCI Emerging Markets Index Fund(a)	282,000	10,972,620
iShares Russell 1000 Growth Index Fund	207,850	9,625,534
iShares Russell 1000 Value Index Fund(a)	326,800	18,134,132
iShares Russell 2000 Index Fund	92,100	5,547,183
iShares S&P 500 Growth Index Fund	158,500	8,555,830
iShares S&P Global 100 Index Fund	239,200	13,935,792
iShares S&P Midcap 400 Index Fund	19,000	1,310,050
iShares S&P Smallcap 600 Index Fund(a)	195,100	10,203,730
SPDR Trust, Series 1	115,600	12,202,736

		154,603,267

Farming & Agriculture — 0.2%
AWB Ltd. (Australia)	497,400	559,478
Monsanto Co.	32,432	2,510,237

		3,069,715

Financial — Bank & Trust — 2.4%
Banco Popolare SC (Italy)*	19,500	187,050
Dexia SA (Belgium)*	14,400	132,756
Fifth Third Bancorp	207,400	2,100,962
Governor & Co. of the Bank of Ireland (The) (Ireland)*	71,900	359,837
HSBC Holdings PLC (United Kingdom)	212,800	2,468,464
HSBC Holdings PLC, ADR (United Kingdom)	114,100	6,543,635
Itau Unibanco Holding SA, ADR (Brazil)	246,500	4,966,975
Keycorp	345,000	2,242,500
Morgan Stanley	80,800	2,495,104
State Street Corp.	96,800	5,091,680
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	333,000	1,769,520
Svenska Handelsbanken AB (Class A Stock) (Sweden)	50,500	1,289,420
Wells Fargo & Co.(a)	423,920	11,946,066

		41,593,969

Financial Services — 4.6%
Alpha Bank A.E. (Greece)*	12,800	236,010
American Express Co.	308,529	10,459,133
Ameriprise Financial, Inc.	128,200	4,657,506
Bank of New York Mellon Corp. (The)	69,000	2,000,310
BM&F BOVESPA SA (Brazil)	173,305	1,280,516
Citigroup, Inc.	180,400	873,136
GAM Holding Ltd. (Switzerland)	23,877	1,192,352
Goldman Sachs Group, Inc. (The)	95,445	17,595,286
H&R Block, Inc.	145,700	2,677,966
JPMorgan Chase & Co.	642,114	28,137,436
Keiyo Bank Ltd. (The) (Japan)	22,000	112,494
Macquarie Group Ltd. (Australia)	38,200	1,981,225
Noble Group Ltd. (Bermuda)	1,752,000	3,047,173
Pargesa Holding SA (Switzerland)	5,800	500,917
Pohjola Bank PLC (Finland)	18,800	214,587
Sumitomo Mitsui Financial Group, Inc. (Japan)	10,000	348,688
Turkiye Garanti Bankasi AS (Turkey)	305,300	1,152,075
Western Union Co. (The)	210,500	3,982,660

		80,449,470

Foods — 0.6%
CSM (Netherlands)	21,685	547,393
Dairy Crest Group PLC (United Kingdom)	112,800	691,344
Delhaize Group (Belgium)	17,700	1,228,764

East Asiatic Co. Ltd. A/S (Denmark)	10,000	359,737
Greggs PLC (United Kingdom)	44,000	281,417
Kraft Foods, Inc. (Class A Stock)	69,200	1,817,884
Marston’s PLC (United Kingdom)	226,520	352,421
Metcash Ltd. (Australia)	132,100	524,424
Nestle SA (Switzerland)	41,314	1,760,519
Suedzucker AG (Germany)	12,500	253,344
Tate & Lyle PLC (United Kingdom)	119,300	806,112
Woolworths Ltd. (Australia)	48,530	1,252,285

		9,875,644

Gas Distribution
Centrica PLC (United Kingdom)	93,600	376,363

Healthcare Services
Healthscope Ltd. (Australia)	105,663	446,504

Healthcare-Products — 0.3%
Covidien PLC (Ireland)	116,100	5,022,486
Sonova Holding AG (Switzerland)	6,772	682,885

		5,705,371

Home Furnishings
Alpine Electronics, Inc. (Japan)*	12,900	120,859
SEB SA (France)	13,200	700,893

		821,752

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	211,674	12,080,235
Wynn Resorts Ltd.*	48,586	3,444,262

		15,524,497

Industrial Conglomerates — 0.4%
General Electric Co.	451,200	7,408,704

Industrial Products — 0.1%
Alstom SA (France)	31,376	2,289,746

Instruments — Controls
Rotork PLC (United Kingdom)	39,526	714,439

Insurance — 1.4%
Aegon NV (Netherlands)*	49,800	422,749
Allianz SE (Germany)	7,000	874,488
Amlin PLC (United Kingdom)	121,762	746,272
Aviva PLC (United Kingdom)	88,800	635,928
AXA SA (France)	41,400	1,120,786
Baloise Holding AG (Switzerland)	9,500	907,556
Beazley PLC (United Kingdom)	224,368	423,119
Brit Insurance Holdings PLC (United Kingdom)	138,000	449,693
China Life Insurance Co. Ltd. (Class H Stock) (China)	365,000	1,589,506
Fondiaria SAI SpA (Italy)	14,900	313,324
Hannover Rueckversicherung AG (Germany)*	7,300	334,683
Hiscox Ltd. (Bermuda)	60,800	334,744
ING Groep NV, ADR (Netherlands)*	42,700	762,321
Irish Life & Permanent PLC (Ireland)*	48,500	398,867
Legal & General Group PLC (United Kingdom)	688,500	966,092
Marsh & McLennan Cos., Inc.	233,400	5,771,982
Muenchener Rueckversicherungs AG (Germany)	9,100	1,451,904
Old Mutual PLC (United Kingdom)*	191,100	305,408
RSA Insurance Group PLC (United Kingdom)	120,800	258,311
SCOR SE (France)	35,400	967,677
Swiss Reinsurance Co. Ltd. (Switzerland)	18,400	830,601
Zurich Financial Services AG (Switzerland)	16,600	3,948,567

		23,814,578

Internet — 1.3%
Amazon.com, Inc.*	35,546	3,318,575
Baidu, Inc., ADR (Cayman Islands)*	9,706	3,795,531
Google, Inc. (Class A Stock)*	25,183	12,486,990
Yahoo!, Inc.*	177,975	3,169,735

		22,770,831

Iron / Steel
JFE Holdings, Inc. (Japan)	15,400	528,402

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.(a)	106,612	3,521,394

Lumber & Wood Products — 0.2%
Weyerhaeuser Co.(a)	112,000	4,104,800

Machinery & Equipment — 0.1%
Georg Fischer AG (Switzerland)*	1,700	445,793
Rieter Holding AG (Switzerland)*	1,700	385,014
Weg SA (Brazil)	60,700	584,181

		1,414,988

Media — 1.3%
British Sky Broadcasting Group PLC (United Kingdom)	291,906	2,666,117
Cablevision Systems Corp. (Class A Stock)	221,200	5,253,500
DIRECTV Group, Inc. (The)*(a)	43,501	1,199,758
Jupiter Telecommunications Co. Ltd. (Japan)	1,498	1,448,520
Lagardere SCA (France)	9,700	451,813
Naspers Ltd. (Class N Stock) (South Africa)	55,800	1,906,574
Time Warner Cable, Inc.	86,300	3,718,667
Time Warner, Inc.	207,100	5,960,338
Trinity Mirror PLC (United Kingdom)*	126,600	347,598

		22,952,885

Medical Supplies & Equipment — 0.5%
Johnson & Johnson	106,300	6,472,607
Takeda Pharmaceutical Co. Ltd. (Japan)	35,600	1,483,251

		7,955,858

Metals & Mining — 1.0%
Agnico-Eagle Mines Ltd. (Canada)(a)	8,057	546,667
Alcoa, Inc.	139,600	1,831,552
Aurubis AG (Germany)	7,900	329,244

BHP Billiton Ltd., ADR (Australia)	20,306	1,340,399
BHP Billiton PLC, ADR (United Kingdom)	133,200	7,339,320
Goldcorp, Inc. (Canada)(a)	25,974	1,048,570
Mitsui Mining & Smelting Co. Ltd. (Japan)*	194,000	497,076
Nippon Light Metal Co. Ltd. (Japan)*	282,000	292,163
Rautaruukki Oyj (Finland)	7,600	182,393
ThyssenKrupp AG (Germany)	43,200	1,487,497
Vedanta Resources PLC (United Kingdom)	65,615	1,994,498

		16,889,379

Multimedia — 0.1%
Vivendi (France)	46,900	1,451,212

Office Equipment
OCE NV (Netherlands)*	37,500	242,771
Ricoh Co. Ltd. (Japan)	32,000	466,284

		709,055

Oil & Gas — 2.6%
Baker Hughes, Inc.(a)	130,200	5,554,332
Cairn Energy PLC (United Kingdom)*	24,520	1,092,138
ENI SpA (Italy)	48,500	1,212,216
EOG Resources, Inc.	8,893	742,655
Exxon Mobil Corp.	145,000	9,948,450
Murphy Oil Corp.	95,600	5,503,692
National Oilwell Varco, Inc.*	153,962	6,640,381
NiSource, Inc.	78,200	1,086,198
Norsk Hydro ASA (Norway)*	16,000	106,480
StatoilHydro ASA (Norway)	20,500	461,029
Total SA (France)	16,000	950,714
Total SA, ADR (France)	161,300	9,558,638
Tullow Oil PLC (United Kingdom)	117,557	2,119,227
XTO Energy, Inc.	22,728	939,121

		45,915,271

Oil, Gas & Consumable Fuels — 3.7%
BG Group PLC (United Kingdom)	164,296	2,854,148
BP PLC (United Kingdom)	479,100	4,234,199
Chevron Corp.	136,500	9,613,695
CNOOC Ltd. (Hong Kong)	1,074,000	1,444,001
Cosmo Oil Co. Ltd. (Japan)	200,937	559,620
Nippon Oil Corp. (Japan)	153,000	859,043
Petrofac Ltd. (United Kingdom)	75,412	1,190,138
Petroleo Brasileiro SA (PRFC Shares) (Brazil)	90,026	1,772,978
Petroleo Brasileiro SA, ADR (Brazil)	231,880	10,643,292
Repsol YPF SA (Spain)	44,500	1,210,570
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	142,400	3,950,751
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	82,600	4,723,894
Saipem SpA (Italy)	73,557	2,215,235
Schlumberger Ltd. (Netherlands)	28,600	1,704,560
Sunoco, Inc.	61,800	1,758,210
Transocean Ltd. (Switzerland)*	193,752	16,571,608

		65,305,942

Paper & Forest Products — 0.3%
DS Smith PLC (United Kingdom)	107,300	184,000
International Paper Co.	200,300	4,452,669
Svenska Cellulosa AB (Class B Stock) (Sweden)	69,100	936,684

		5,573,353

Pharmaceuticals — 3.4%
Abbott Laboratories	193,766	9,585,604
Actelion Ltd. (Switzerland)*	25,934	1,610,396
Astellas Pharma, Inc. (Japan)	36,400	1,496,307
AstraZeneca PLC (United Kingdom)	56,500	2,531,899
GlaxoSmithKline PLC (United Kingdom)	62,300	1,224,155
H. Lundbeck A/S (Denmark)	27,870	577,994
Merck & Co., Inc.(a)	325,187	10,285,665
Miraca Holdings, Inc. (Japan)	28,500	930,262
Novartis AG (Switzerland)	45,600	2,281,540
Novo Nordisk A/S (Class B Stock) (Denmark)	38,477	2,409,044
Pfizer, Inc.	200,300	3,314,965
QIAGEN NV (Netherlands)*	70,623	1,498,527
Roche Holding AG (Switzerland)	14,345	2,318,622
Sanofi-Aventis SA (France)	38,200	2,803,398
Schering-Plough Corp.	147,700	4,172,525
Terumo Corp. (Japan)	29,100	1,601,448
Teva Pharmaceutical Industries Ltd., ADR (Israel)	60,645	3,066,211
Wyeth	152,200	7,393,876

		59,102,438

Pipelines — 0.3%
Spectra Energy Corp.	290,700	5,505,858

Real Estate — 0.4%
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	66,428	1,508,580
CapitaLand Ltd. (Singapore)	611,000	1,613,545
China Overseas Land & Investment Ltd. (Hong Kong)	676,000	1,461,895
St. Joe Co. (The)*(a)	103,500	3,013,920

		7,597,940

Retail — 0.1%
Li Ning Co. Ltd. (Cayman Islands)	410,500	1,263,272
Tim Hortons, Inc. (Canada)	27,350	777,597

		2,040,869

Retail & Merchandising — 1.5%
Aoyama Trading Co. Ltd. (Japan)	29,000	497,844
Circle K Sunkus Co. Ltd. (Japan)	38,400	579,647
CVS Caremark Corp.	39,261	1,403,188
Greene King PLC (United Kingdom)	47,500	319,971
Hennes & Mauritz AB (Class B Stock) (Sweden)	25,200	1,415,192
Inditex SA (Spain)	37,449	2,148,758
NIKE, Inc. (Class B Stock)(a)	104,905	6,787,354
Plenus Co. Ltd. (Japan)	29,700	444,681
Rallye SA (France)	20,900	743,042
Shimachu Co. Ltd. (Japan)	10,400	272,846
Shoppers Drug Mart Corp. (Canada)	25,476	1,045,548

UNY Co. Ltd. (Japan)	39,000	291,962
Wal-Mart Stores, Inc.	84,500	4,148,105
Yum! Brands, Inc.	173,973	5,873,329

		25,971,467

Semiconductors — 0.5%
Analog Devices, Inc.	96,400	2,658,712
ASM Pacific Technology Ltd. (Cayman Islands)	108,700	770,713
Siliconware Precision Industries Co. (Taiwan)	722,000	1,019,622
STMicroelectronics NV (Netherlands)	42,100	396,690
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	705,839	1,416,157
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)(a)	214,982	2,356,202

		8,618,096

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	333,606	6,528,669
MediaTek, Inc. (Taiwan)	91,166	1,520,001

		8,048,670

Software
Konami Corp. (Japan)	9,100	185,518

Specialty Retail — 0.6%
Home Depot, Inc. (The)	290,700	7,744,248
Lowe’s Cos., Inc.	147,269	3,083,813

		10,828,061

Steel Producers/Products
Voestalpine AG (Austria)	6,000	214,148

Telecommunications — 2.2%
American Tower Corp. (Class A Stock)*	85,431	3,109,688
BT Group PLC (United Kingdom)	444,100	922,665
France Telecom SA (France)	33,200	884,462
Juniper Networks, Inc.*(a)	148,536	4,013,443
KDDI Corp. (Japan)	180	1,014,649
MobileOne Ltd. (Singapore)	153,900	193,379
MTN Group Ltd. (South Africa)	136,541	2,220,245
Nippon Telegraph & Telephone Corp. (Japan)	26,900	1,246,633
NTT DoCoMo, Inc. (Japan)	800	1,278,004
Portugal Telecom SGPS SA (Portugal)	128,700	1,362,597
QUALCOMM, Inc.	253,991	11,424,515
Qwest Communications International, Inc.(a)	310,500	1,183,005
Swisscom AG (Switzerland)	3,700	1,323,724
Telecom Italia SpA (Italy)	608,600	1,067,829
Telefonica SA (Spain)	163,354	4,507,199
Telestra Corp. Ltd. (Australia)	365,500	1,054,392
Vodafone Group PLC (United Kingdom)	553,500	1,240,183

		38,046,612

Tobacco — 0.3%
Altria Group, Inc.	111,500	1,985,815
Philip Morris International, Inc.(a)	52,200	2,544,228

		4,530,043

Transportation — 1.3%
Canadian National Railway Co. (Canada)	45,506	2,229,339
Go-Ahead Group PLC (United Kingdom)	21,712	492,035
Nippon Express Co. Ltd. (Japan)	156,000	634,323
Norfolk Southern Corp.	81,577	3,516,785
Sankyu, Inc. (Japan)	143,000	616,510
Seino Holdings Corp. (Japan)	87,000	753,066
Union Pacific Corp.	235,824	13,760,330

		22,002,388

Utilities — 0.9%
Drax Group PLC (United Kingdom)	57,400	432,527
E.ON AG (Germany)	95,681	4,057,650
Endesa SA (Spain)	21,500	710,416
Iberdrola Renovables SA (Spain)	224,230	1,102,512
Illinois Tool Works, Inc.	136,400	5,825,644
Pinnacle West Capital Corp.	84,500	2,773,290

		14,902,039

Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp.*	698,300	2,758,285

TOTAL COMMON STOCKS (cost $1,020,533,125)		1,074,669,998

PREFERRED STOCKS
Diversified Financial Services
SLM Corp., 1.96%	1,800	22,140

Financial — Bank & Trust
Wells Fargo & Co., 8.00%	28,975	721,767

TOTAL PREFERRED STOCKS (cost $570,871)		743,907

	Units
RIGHTS*

Banks
BNP Paribas, expiring 10/13/09 (France)	8,000	17,326

Diversified Financial Services
Fortis, expiring 03/09/14 (Belgium)	11,700	—

TOTAL RIGHTS (cost $0)		17,326

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#

ASSET-BACKED SECURITIES — 0.8%

ACE Securities Corp.,
Series 2007-ASP2, Class A2A
0.336%(c)	06/25/37	Baa2	$190	155,036
Ally Auto Receivables Trust,
Series 2009-A, Class A1, 144A
0.396%	09/15/10	A-1+(d)	1,000	991,719
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.596%(c)	06/25/34	AAA(d)	129	84,464

Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.521%(c)	09/25/34	Aaa	17	11,841
Bank of America Auto Trust,
Series 2009-1A, Class A2, 144A
1.70%	12/15/11	Aaa	1,200	1,203,478
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.326%(c)	10/25/36	B3	53	48,301
Series 2006-HE9, Class 1A1
0.296%(c)	11/25/36	Baa2	65	60,173
Series 2006-SD3, Class 1A1A
5.50%	08/25/36	BB(d)	327	150,415
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A
0.466%(c)	12/25/36	B3	188	112,370
Chase Issuance Trust, Series 2009-A7, Class A7
0.695%(c)	09/17/12	Aaa	1,800	1,800,138
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A2
0.346%(c)	10/25/36	A2	88	83,672
Series 2007-AMC3, Class A2A
0.356%(c)	03/25/37	Baa2	153	115,202
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A1
0.356%(c)	10/25/46	Aaa	43	40,356
Series 2006-17, Class 2A1
0.296%(c)	03/25/47	Aaa	7	6,937
Series 2006-21, Class 2A1
0.296%(c)	05/25/37	Aa2	58	55,483
Series 2006-24, Class 2A1
0.296%(c)	06/25/47	A2	144	136,505
Series 2006-25, Class 2A1
0.316%(c)	06/25/47	A2	108	103,999
Series 2007-2, Class 2A1
0.296%(c)	08/25/37	A2	141	128,133
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.306%(c)	11/25/36	B3	129	93,895
Series 2007-CB6, Class A1, 144A
0.366%(c)	07/25/37	B3	236	172,204
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3
0.296%(c)	11/25/36	Aaa	86	84,377
Series 2006-FF18, Class A2A
0.316%(c)	12/25/37	Aa2	39	37,218
First NLC Trust,
Series 2007-1, Class A1, 144A
0.316%(c)	08/25/37	Ba3	268	196,910
Ford Credit Auto Owner Trust,
Series 2008-C, Class A2B
1.143%(c)	01/15/11	Aaa	402	402,541
Series 2009-C, Class A2
2.00%	12/15/11	Aaa	1,200	1,210,033
Series 2009-D, Class A1, 144A
0.357%	09/15/10	A-1+(d)	2,500	2,482,033
Fremont Home Loan Trust,
Series 2006-C, Class 2A1
0.296%(c)	10/25/36	Aa1	103	75,941
GSAMP Trust,
Series 2006-HE7, Class A2A
0.286%	10/25/46	Aaa	48	46,324
Honda Auto Receivables Owner Trust,
Series 2009-3, Class A2
1.50%	08/15/11	Aaa	300	301,811
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.296%(c)	12/25/36	Caa2	198	133,680
Series 2007-OPT1, Class 2A1
0.296%(c)	12/25/36	Baa3	154	138,199
Series 2007-WF1, Class 2A1
0.306%(c)	05/25/37	Ba3	170	157,872
JPMorgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2
0.296%(c)	07/25/36	Aaa	31	30,209
Series 2006-HE3, Class A2
0.333%(c)	11/25/36	Aa3	20	19,209
Series 2006-WMC3, Class A2
0.296%(c)	08/25/36	A2	8	7,898
Series 2006-WMC3, Class A3
0.356%(c)	08/25/36	Caa3	200	84,512
Lehman XS Trust,
Series 2006-16N, Class A1A
0.326%	11/25/46	Ba1	89	79,028
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.526%(c)	10/25/34	Aaa	12	9,432
Series 2006-10, Class 2A1
0.286%(c)	11/25/36	A2	17	16,351
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-MLN1, Class A2A
0.316%(c)	07/25/37	Aa2	24	22,619
Series 2006-RM4, Class A2A
0.326%(c)	09/25/37	Caa2	5	1,278
Series 2006-RM5, Class A2A
0.306%(c)	10/25/37	Ca	55	15,587
Morgan Stanley ABS Capital I,
Series 2006-HE7, Class A2A
0.296%	09/25/36	Aaa	41	40,477
Series 2006-NC5, Class A2A

0.286%(c)	10/25/36	Aaa		48	47,380
Series 2006-NC5, Class A2B
0.356%(c)	10/25/36	Ba3		300	198,102
Series 2007-HE6, Class A1
0.306%(c)	05/25/37	Baa2		202	154,999
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
0.306%(c)	06/25/37	Aa2		188	171,556
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ4, Class A1A
0.326%(c)	10/25/36	Aaa		1	1,276
Series 2006-RZ5, Class A1A
0.346%(c)	08/25/46	Aaa		38	36,959
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.746%(c)	07/25/32	Caa1		25	11,954
Series 2006-EMX9, Class 1A1
0.316%	11/25/36	Aaa		12	11,872
Series 2006-KS9, Class AI1
0.316%	11/25/36	Aaa		10	10,738
Saxon Asset Securities Trust,
Series 2006-3, Class A1
0.306%(c)	10/25/46	Aaa		7	6,451
SBI Heloc Trust,
Series 2006-1A, Class 1A2A, 144A
0.416%(c)	08/25/36	Aaa		30	26,306
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
0.296%(c)	09/25/36	A2		20	19,490
Series 2007-BR5, Class A2A
0.376%(c)	05/25/37	B3		955	661,954
Series 2007-HE1, Class A2A
0.306%(c)	12/25/36	Caa2		61	31,833
SLM Student Loan Trust,
Series 2007-3, Class A1
0.494%(c)	10/27/14	Aaa		52	52,206
Series 2007-3, Class A3
0.544%(c)	04/25/19	Aaa		600	565,342
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A1
0.326%(c)	01/25/37	Aaa		13	12,605
Series 2006-NLC1, Class A1, 144A
0.306%	11/25/36	Caa2		124	81,198
Specialty Underwriting & Residential Finance,
Series 2006-BC5, Class A2B
0.291%(c)	11/25/37	Aaa		14	13,394
Structured Asset Investment Loan Trust,
Series 2006-4, Class A3
0.296%(c)	07/25/36	Aa1		35	31,701
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.296%(c)	10/25/36	Aaa		85	79,085
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.306%(c)	10/25/36	Ba3		522	363,993
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.476%(c)	10/25/35	Aaa		21	19,782

TOTAL ASSET-BACKED SECURITIES (cost $14,826,248)					13,758,036

BANK LOANS(c) — 0.3%

Chrysler Financial, Term B
4.25%	08/03/12	Caa		2,254	2,158,768
TXU Corp., Term B3
3.75%	10/10/14	B+(d)		2,835	2,225,859
3.78%	10/10/14	B+(d)		15	11,415

TOTAL BANK LOANS (cost $4,900,348)					4,396,042

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%

Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1, 144A
0.753%(c)	08/15/29	Aaa		580	454,347
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa		100	92,293
Series 2007-CD5, Class A4
5.886%(c)	11/15/44	Aaa		100	93,310
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		400	324,711
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1, 144A
0.344%(c)	03/06/20	Aaa		152	140,106
Immeo Residential Finance PLC,
Series 2, Class A (Ireland)
0.933%(c)	12/15/16	Aaa	EUR	282	339,206
JLOC Ltd., (Japan)
Series 36A, Class A1, 144A
0.661%(c)	02/16/16	Aaa	JPY	27,372	289,607
Series 37A, Class A1, 144A
0.656%(c)	01/15/15	Aa2	JPY	37,548	395,077
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa		110	94,256
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2006-LLFA, Class A1, 144A
0.323%(c)	09/15/21	Aaa		22	19,372
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.79%(c)	07/09/21	NR		600	483,919
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa		900	758,101

Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
6.076%(c)	06/11/49	AAA(d)		40	35,106
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa		100	91,040

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,896,379)					3,610,451

CORPORATE BONDS — 11.1%

Advertising
Omnicom Group, Inc.,
Gtd. Notes
5.90%	04/15/16	Baa1		200	211,011

Aerospace
Goodrich Corp.,
Sr. Unsec’d. Notes
6.29%	07/01/16	Baa2		100	108,690

Airlines
Southwest Airlines Co.,
Sr. Unsec’d. Notes
6.50%	03/01/12	Baa3		100	105,131

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes, MTN
5.75%	09/08/11	A3		1,600	1,680,570
PACCAR, Inc.,
Sr. Unsec’d. Notes
1.469%(c)	09/14/12	A1		600	601,284

					2,281,854

Automotive Parts — 0.2%
Autozone, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2		1,500	1,604,268
6.95%	06/15/16	Baa2		2,400	2,623,222

					4,227,490

Banks — 2.9%
ABN Amro Bank NV,
Cov’d. Notes, MTN (Netherlands)
3.75%	01/12/12	Aaa	EUR	700	1,059,920
American Express Bank FSB,
Sr. Unsec’d. Notes
0.306%(c)	04/26/10	A2		1,700	1,684,812
0.376%(c)	05/29/12	A2		200	186,913
Australia & New Zealand Banking Group Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.572%(c)	06/18/12	Aaa		1,000	991,467
Bank of America Corp.,
FDIC Gtd. Notes
0.791%(c)	04/30/12	Aaa		2,000	2,015,628
Sr. Sub. Notes, MTN
4.75%(c)	05/23/17	A3	EUR	600	786,512
Sr. Unsec’d. Notes
0.765%(c)	10/14/16	A2		500	406,015
7.375%	05/15/14	A2		200	222,533
7.625%	06/01/19	A2		300	338,037
Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	300	379,663
Bank of Queensland Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
3.766%(c)	10/22/12	Aaa	AUD	700	623,302
Bank of Scotland PLC,
Gov’t. Liquid Gtd. Notes (Australia)
3.81%(c)	07/24/12	Aaa	AUD	900	799,701
Barclays Bank PLC,
Sub. Notes, 144A (United Kingdom)
10.179%	06/12/21	Baa1		2,800	3,680,124
BNP Paribas Home Loan Covered Bonds SA,
Cov’d. Notes, MTN (France)
3.75%	12/13/11	Aaa	EUR	700	1,061,677
4.75%	05/28/13	Aaa	EUR	400	630,590
BNP Paribas,
Jr. Sub. Notes, 144A (France)
5.186%(c)	06/29/49	Aa3		200	158,573
Citibank NA,
FDIC Gtd. Notes
0.498%(c)	05/07/12	Aaa		1,100	1,101,306
Commonwealth Bank of Australia,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.573%(c)	09/17/14	Aaa		100	99,661
0.682%(c)	12/10/12	Aaa		700	700,019
0.785%(c)	06/25/14	Aaa		500	497,684
0.925%(c)	07/12/13	Aaa		2,100	2,092,301
2.50%	12/10/12	Aaa		900	901,428
Compagnie de Financement Foncier,
Cov’d. Notes, MTN (France)
4.50%	01/09/13	Aaa	EUR	1,300	2,019,267
Dexia Credit Local,
Gov’t. Liquid Gtd. Notes, 144A (France)
0.939%(c)	09/23/11	Aa1		200	201,946
2.375%	09/23/11	Aa1		800	810,939
European Investment Bank, (Supranational Bank)
Unsub. Notes
5.375%	05/20/14	Aaa	AUD	1,000	865,278
Unsub. Notes, MTN
4.25%	04/15/19	Aaa	EUR	1,200	1,851,251
Fortis Bank Nederland NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.375%	05/19/14	Aaa	EUR	1,800	2,702,492
ING Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
3.783%(c)	08/28/13	NR	AUD	1,100	970,468
3.96%	06/24/14	NR	AUD	2,000	1,779,566
ING Bank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
3.90%	03/19/14	Aaa		4,700	4,837,522
Kreditanstalt Fuer Wiederaufbau,
Foreign Gov’t. Gtd. Bonds (Germany)
3.875%	01/21/19	Aaa	EUR	300	449,832

Members Equity Bank Property Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
5.75%	08/20/12	AAA(d)	AUD	600	528,959
Nykredit Realkredit A/S,
Cov’d. Notes (Denmark)
5.00%	01/01/10	Aaa	EUR	1,200	1,771,605
Rabobank Nederland NV,
Jr. Sub. Notes, 144A (Netherlands)
11.00%(c)	06/29/49	Aa2		150	183,750
Realkredit Danmark A/S,
Cov’d. Notes (Denmark)
5.00%	01/01/10	Aaa	EUR	1,200	1,772,155
Societe Financement de l’Economie Francaise, (France)
Gov’t. Liquid Gtd. Notes
3.00%	04/07/14	Aaa	EUR	1,000	1,477,614
Gov’t. Liquid Gtd. Notes, 144A
0.713%(c)	07/16/12	Aaa		1,500	1,500,103
2.125%	01/30/12	Aaa		300	303,726
2.25%	06/11/12	Aaa		1,200	1,209,438
3.375%	05/05/14	Aaa		600	619,249
Societe Generale Societe de Credit Fonciere,
Cov’d. Notes, MTN (France)
4.00%	07/07/16	Aaa	EUR	600	909,117
Westpac Banking Corp.,
Gov’t. Liquid Gtd. Notes, 144A (Australia)
0.582%(c)	09/10/14	Aaa		100	99,517
Westpac Securities NZ Ltd.,
Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
2.50%	05/25/12	Aaa		1,100	1,118,040
3.45%	07/28/14	Aaa		900	915,157
WM Covered Bond Program,
Cov’d. Notes, MTN
4.00%	09/27/16	AAA(d)	EUR	1,600	2,255,249

					51,570,106

Building Materials — 0.1%
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba2		1,000	947,889

Chemicals — 0.2%
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
6.00%	10/01/15	Baa3		1,000	978,386
8.95%	07/01/17	Baa3		900	994,848
Dow Chemical Co. (The)
Sr. Unsec’d. Notes
2.718%(c)	08/08/11	Baa3		800	812,726

					2,785,960

Commercial Banks — 0.1%
HBOS Capital Funding LP,
Bank Gtd. Notes (United Kingdom)
9.54%(c)	03/29/49	B3	GBP	200	223,742
HBOS PLC,
Sub. Notes, 144A (United Kingdom)
6.75%	05/21/18	Baa2		1,200	1,069,955
Lloyds Banking Group PLC,
Jr. Sub. Notes, 144A (United Kingdom)
5.92%(c)	09/29/49	B3		700	399,000

					1,692,697

Commercial Services
Board of Trustees of The Leland Stanford Junior University (The),
Bonds
4.75%	05/01/19	Aaa		500	526,720

Computer Services & Software — 0.1%
Computer Sciences Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/13	Baa1		1,000	1,056,324

Computers
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.25%	05/27/11	A2		400	407,469

Construction
D.R. Horton, Inc.,
Gtd. Notes
6.00%	04/15/11	Ba3		100	101,000

Containers & Packaging
Rexam PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
6.75%	06/01/13	Baa3		500	536,275
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/13	Baa3		100	101,273

					637,548

Diversified Financial Services — 1.3%
American Express Credit Corp.,
Sr. Unsec’d. Notes
0.426%(c)	12/02/10	A2		1,000	985,784
Sr. Unsec’d. Notes, MTN
0.396%(c)	10/04/10	A2		100	98,745
0.405%(c)	06/16/11	A2		300	293,034
1.646%(c)	05/27/10	A2		100	100,205
5.875%	05/02/13	A2		300	318,082
BA Covered Bond Issuer,
Cov’d. Notes, MTN
4.125%	04/05/12	Aa1	EUR	1,200	1,791,153
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
6.40%	12/15/11	Baa2		100	107,074
Countrywide Financial Corp.,
Gtd. Notes, MTN
5.80%	06/07/12	A2		900	949,414
Countrywide Home Loans, Inc.,
Gtd. Notes, MTN
4.00%	03/22/11	A2		100	101,633
El Paso Performance-Linked Trust,
Sr. Unsec’d. Notes, 144A
7.75%	07/15/11	Ba3		200	204,305
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.25%	10/25/11	Caa1		450	437,044
7.80%	06/01/12	Caa1		50	48,323
GATX Financial Corp.,
Sr. Unsec’d. Notes
5.125%	04/15/10	Baa1		100	100,867
General Electric Capital Corp.,
FDIC Gtd. Notes
0.292%(c)	12/21/12	Aaa		3,600	3,598,852

0.50%(c)	03/12/12	Aaa		3,000	3,011,787
FDIC Gtd. Notes, MTN
2.625%	12/28/12	Aaa		1,000	1,024,551
Sr. Unsec’d. Notes, MTN
5.625%	09/15/17	Aa2		2,000	2,025,068
Sub. Notes, 144A
6.50%(c)	09/15/67	Aa3	GBP	1,100	1,387,482
ORIX Corp.,
Sr. Unsec’d. Notes (Japan)
5.48%	11/22/11	A3		100	95,123
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Ba1		1,258	1,227,472
SLM Corp.,
Sr. Unsec’d. Notes
5.45%	04/25/11	Ba1		1,800	1,697,704
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
7.50%	07/18/16	Baa2		1,500	1,470,000
Williams Cos., Inc., Credit Linked Certificate Trust V (The),
Sr. Unsec’d. Notes, 144A
6.375%	10/01/10	Baa3		900	923,957

					21,997,659

Electric — 0.2%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.25%	06/01/15	Baa2		1,300	1,360,015
Enel Finance International SA,
Gtd. Notes, 144A (Luxembourg)(g)
5.125%	10/07/19	A2		1,600	1,592,960
NiSource Finance Corp.,
Gtd. Notes
6.80%	01/15/19	Baa3		1,000	1,023,815

					3,976,790

Financial — Bank & Trust — 1.8%
ANZ National International Ltd.,
Bank Gtd. Notes, 144A (New Zealand)
6.20%	07/19/13	Aa2		1,200	1,313,068
BPCE SA,
Jr. Sub. Notes, MTN (France)
6.117%(c)	10/29/49	A2	EUR	300	311,695
Citigroup Property Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.50%	06/18/12	Aaa	AUD	500	440,287
5.50%	08/20/12	Aaa	AUD	900	790,945
Export-Import Bank of Korea, (Korea)
Sr. Unsec’d. Notes
5.875%	01/14/15	A2		2,000	2,108,502
Sr. Unsec’d. Notes, MTN
5.75%	05/22/13	A2	EUR	300	455,690
Investec Bank Australia Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	1,100	927,840
Mizuho Financial Group Cayman Ltd.,
Bank Gtd. Notes (Cayman Islands)
8.375%	01/29/49	A1		700	698,250
Morgan Stanley,
FDIC Gtd. Notes
0.642%(c)	06/20/12	Aaa		6,700	6,763,838
0.744%(c)	02/10/12	Aaa		1,200	1,208,341
Sr. Unsec’d. Notes
0.989%(c)	10/15/15	A2		300	274,412
6.75%	04/15/11	A2		500	533,137
Sr. Unsec’d. Notes, MTN
0.599%(c)	01/15/10	A2		1,600	1,599,266
6.625%	04/01/18	A2		1,800	1,903,361
National Australia Bank Ltd., (Australia)
Gov’t. Liquid Gtd. Notes, 144A
3.375%	07/08/14	Aaa		1,000	1,006,441
Sub. Notes, MTN
0.513%(c)	06/29/16	Aa2		300	282,802
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes (United Kingdom)
7.092%(c)	10/29/49	B3	EUR	100	71,704
9.118%	03/31/49	B3		500	462,500
Royal Bank of Scotland PLC (The),
Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)
1.403%(c)	04/23/12	Aaa		300	304,161
3.75%	11/14/11	Aaa	EUR	800	1,214,130
4.125%	11/14/11	Aaa	GBP	1,000	1,669,445
Santander Perpetual SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
6.671%(c)	10/29/49	A1		300	263,842
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain)
0.374%(c)	11/20/09	Aa2		200	200,009
State Street Capital Trust III,
Gtd. Notes
8.25%(c)	03/15/42	A3		1,000	979,100
State Street Capital Trust IV,
Gtd. Notes
1.299%(c)	06/15/37	A2		300	193,477
Suncorp-Metway Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.00%	01/16/14	Aaa	GBP	700	1,152,281
Wachovia Corp.,
Sr. Unsec’d. Notes
0.414%(c)	10/15/11	A1		1,700	1,675,942
Wells Fargo & Co.,
Sr. Unsec’d. Notes
0.61%(c)	01/12/11	A1		1,500	1,497,048
Wells Fargo Capital XIII,
Gtd. Notes
7.70%(c)	12/29/49	Ba3		100	88,000
Westpac Banking Corp.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.00%	03/19/12	Aaa	AUD	600	514,177

					30,903,691

Financial Services — 1.9%
American General Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	Baa3		4,400	3,077,276
American Honda Finance Corp.,
Notes, 144A, MTN
1.042%(c)	06/20/11	A1		900	872,343

Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.25%	02/01/18	Aa3		100	114,204
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.033%(c)	06/24/11	A2		1,000	1,006,819
Citigroup Finance Canada, Inc.,
Gtd. Notes, MTN (Canada)
5.50%	05/21/13	A3	CAD	400	374,038
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.519%(c)	05/18/11	A3		200	195,071
5.50%	04/11/13	A3		1,300	1,330,324
5.50%	10/15/14	A3		600	599,133
6.125%	11/21/17	A3		1,000	992,850
Sr. Unsec’d. Notes, MTN
0.903%(c)	06/28/13	A3	EUR	600	809,230
1.083%(c)	02/09/16	A3	EUR	700	886,697
Credit Suisse USA, Inc.,
Gtd. Notes
0.505%(c)	11/20/09	Aa1		100	100,032
Goldman Sachs Group, Inc. (The),
FDIC Gtd. Notes
1.046%(c)	12/05/11	Aaa		2,700	2,745,495
Sr. Unsec’d. Notes
0.583%(c)	06/28/10	A1		300	300,459
6.60%	01/15/12	A1		100	108,587
Sub. Notes
6.75%	10/01/37	A2		800	825,625
HSBC Capital Funding LP,
Bank Gtd. Notes, 144A
9.547%(c)	12/29/49	A3		700	707,000
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.38%(c)	03/12/10	A3		300	299,002
0.564%(c)	10/21/09	NR		100	100,001
0.772%(c)	04/24/12	A3		1,000	953,250
HSBC Financial Corp. Ltd.,
Gtd. Notes, MTN (Canada)
0.646%(c)	05/03/12	A3	CAD	200	183,307
JPMorgan Chase & Co.,
FDIC Gtd. Notes
0.669%(c)	06/22/12	Aaa		2,500	2,528,370
3.625%	12/12/11	Aaa	EUR	1,100	1,667,077
Sr. Unsec’d. Notes
5.375%	10/01/12	Aa3		100	107,599
Sr. Unsec’d. Notes, MTN
0.365%(c)	06/25/10	Aa3		400	400,168
JPMorgan Chase Bank NA,
Sub. Notes
4.375%(c)	11/30/21	Aa2	EUR	600	830,035
6.00%	10/01/17	Aa2		1,200	1,262,099
LeasePlan Corp. NV, (Netherlands)
Gov’t. Liquid Gtd. Notes, 144A
3.00%	05/07/12	Aaa		1,200	1,222,580
Gov’t. Liquid Gtd. Notes, MTN
3.25%	05/22/14	Aaa	EUR	300	446,904
Lehman Brothers Holdings, Inc.,(i)
Sr. Unsec’d. Notes, MTN
2.82%	11/16/09	NR		400	67,000
2.85%	12/23/24	NR		700	117,250
2.95%	05/25/10	NR		200	33,500
5.625%	01/24/13	NR		4,800	846,000
6.875%	05/02/18	NR		1,100	195,250
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18	A2		2,100	2,208,564
Sr. Unsec’d. Notes, MTN
0.41%(c)	12/04/09	A2		400	400,008
Pearson Dollar Finance Two PLC,
Gtd. Notes, 144A (United Kingdom)
6.25%	05/06/18	Baa1		1,000	1,056,394
UBS AG (Switzerland)
Sr. Unsec’d. Notes
5.875%	12/20/17	Aa2		800	818,938
Sr. Unsec’d. Notes, MTN
5.75%	04/25/18	Aa2		1,100	1,117,900
UBS AG,
Sr. Unsub. Notes, MTN (Switzerland)
1.533%(c)	09/29/11	Aa2		1,200	1,196,498
Western Union Co. (The),
Gtd. Notes
5.93%	10/01/16	A3		100	108,362

					33,211,239

Food
Tate & Lyle International Finance PLC,
Gtd. Notes, 144A (United Kingdom)
6.125%	06/15/11	Baa3		100	103,507

Healthcare Services — 0.1%
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2		500	516,875
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.393%(c)	02/25/11	A2		1,000	1,027,142

					1,544,017

Healthcare-Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/11	Ba1		100	102,750

Insurance — 0.5%
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1		400	425,761
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/58	Ba2		1,200	720,000
Jr. Sub. Notes
4.875%(c)	03/15/67	Ba2	EUR	100	65,119
Jr. Sub. Notes, 144A
8.00%(c)	05/22/38	Ba2	EUR	1,300	1,027,277
Sr. Unsec’d. Notes

0.394%	10/18/11(c)	A3		200	176,115
8.25%	08/15/18	A3		2,000	1,699,664
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	A3		500	362,004
Genworth Financial, Inc.,
Sr. Unsec’d. Notes, MTN
6.515%	05/22/18	Baa3		1,000	856,442
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.75%	03/15/14	Baa2		1,000	941,288
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.75%	09/15/15	Baa2		1,000	1,054,506
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.202%(c)	06/10/11	Aa2		1,100	1,098,206
Unsec`d. Notes, 144A
1.418%(c)	09/17/12	Aa2		400	398,792

					8,825,174

Lodging — 0.1%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes, 144A
5.75%	08/15/15	Baa1		1,500	1,529,402
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes (Liberia)
8.00%	05/15/10	Ba3		200	203,500
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
6.75%	05/15/18	Ba1		600	566,250

					2,299,152

Media — 0.1%
Time Warner, Inc.,
Gtd. Notes
0.684%(c)	11/13/09	Baa2		1,000	1,000,253

Medical Supplies & Equipment — 0.1%
Covidien International Finance SA,
Gtd. Notes, 144A (Luxembourg)
6.00%	10/15/17	Baa1		2,000	2,218,850
McKesson Corp.,
Sr. Unsec’d. Notes
5.70%	03/01/17	Baa3		100	104,639

					2,323,489

Metals & Mining — 0.2%
Corp. Nacional del Cobre de Chile
Unsec’d. Notes (Chile)
6.15%	10/24/36	A1		750	775,259
Rio Tinto Alcan, Inc.,
Sr. Unsec’d. Notes (Canada)
6.45%	03/15/11	BBB+(d)		100	105,646
Vale Overseas Ltd.,
Gtd. Notes
8.25%	01/17/34	Baa2		750	893,579
Xstrata Canada Corp.,
Gtd. Notes (Canada)
5.375%	06/01/15	Baa2		1,200	1,183,092
7.35%	06/05/12	Baa2		100	107,448

					3,065,024

Multimedia — 0.1%
Vivendi,
Sr. Unsec’d. Notes, 144A (France)
5.75%	04/04/13	Baa2		1,000	1,037,740

Oil, Gas & Consumable Fuels — 0.2%
Gaz Capital SA,
Sec’d. Notes (Luxembourg)
5.875%	06/01/15	Baa1	EUR	1,500	2,175,939
Petronas Capital Ltd.,
Gtd. Notes (Malaysia)
7.875%	05/22/22	A1		500	611,465
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds(g)
5.298%	09/30/20	Aa2		1,450	1,458,700

					4,246,104

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.00%	06/15/17	Baa3		1,000	1,052,766
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
1.079%(c)	05/13/10	A1		700	702,764

					1,755,530

Pipelines — 0.2%
Dynegy Roseton/Danskammer Pass-Through Trust,
Series A, Pass-Through Certificates
7.27%	11/08/10	B2		95	94,668
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
6.514%	12/15/12	Baa3		400	438,841
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa2		2,400	2,553,898

					3,087,407

Real Estate Investment Trusts — 0.1%
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2		300	285,317
Nationwide Health Properties, Inc.,
Sr. Unsec’d. Notes
6.50%	07/15/11	Baa2		200	206,151
Simon Property Group LP,
Sr. Unsec’d. Notes
5.25%	12/01/16	A3		500	492,851
5.75%	12/01/15	A3		100	102,291

					1,086,610

Retail — 0.1%
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.95%	04/01/17	Ba1		270	279,450
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.75%	07/15/14	Ba2		1,400	1,315,370

					1,594,820

Retail & Merchandising — 0.1%
Kohl’s Corp.,
Sr. Unsec’d. Notes
6.25%	12/15/17	Baa1		100	109,295

Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.90%	07/15/17	Ba3		500	471,476
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.25%	01/15/18	Baa2		1,400	1,451,037

					2,031,808

Savings & Loan
Sovereign Bancorp, Inc.,
Sr. Unsec’d. Notes
0.519%(c)	03/23/10	Baa1		400	399,494

Telecommunications — 0.1%
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3		100	108,440
Motorola, Inc.,
Sr. Unsec’d. Notes
6.00%	11/15/17	Baa3		100	95,792
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
1.12%(c)	07/18/11	Baa2		1,000	992,336

					1,196,568

Tobacco
Reynolds American, Inc.,
Gtd. Notes
0.999%(c)	06/15/11	Baa3		500	491,694
UST, Inc.,
Sr. Unsec’d. Notes
6.625%	07/15/12	Baa1		200	219,001

					710,695

Transportation
CSX Corp.,
Sr. Unsec’d. Notes
6.30%	03/15/12	Baa3		100	108,521

Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.00%	12/01/16	Ba2		200	178,500
8.375%	08/15/17	Ba2		1,000	995,000

					1,173,500

TOTAL CORPORATE BONDS (cost $200,774,686)					194,441,431

FOREIGN GOVERNMENT BONDS — 6.1%

Banco Nacional de Desenvolvimento Economico e Social,
Notes, 144A (Brazil)
6.50%	06/10/19	Baa2		2,400	2,525,856
Brazilian Government International Bond,
Sr. Unsec’d. Notes (Brazil)
5.875%	01/15/19	Baa3		2,500	2,687,500
7.125%	01/20/37	Baa3		200	238,500
12.50%	01/05/22	Baa3	BRL	1,500	931,361
Bundesrepublik Deutschland,
Bonds (Germany)
3.75%	01/04/15	Aaa	EUR	100	155,280
3.75%	01/04/19	Aaa	EUR	100	152,997
4.00%	01/04/37	Aaa	EUR	400	587,608
4.25%	07/04/14	Aaa	EUR	2,800	4,435,928
4.25%	07/04/17	Aaa	EUR	1,400	2,224,438
4.25%	07/04/18	Aaa	EUR	5,000	7,937,032
4.25%	07/04/39	Aaa	EUR	1,100	1,697,148
4.75%	07/04/34	Aaa	EUR	1,000	1,624,254
4.75%	07/04/40	Aaa	EUR	2,100	3,502,694
5.50%	01/04/31	Aaa	EUR	1,200	2,111,906
6.25%	01/04/30	Aaa	EUR	100	190,340
Colombia Government International Bond,
Sr. Unsec’d. Notes (Colombia)
7.375%	03/18/19	Ba1		1,000	1,143,500
France Government Bond OAT,
Bonds (France)
3.00%	10/25/15	Aaa	EUR	400	590,757
3.25%	04/25/16	Aaa	EUR	1,000	1,489,932
3.50%	04/25/15	Aaa	EUR	2,400	3,653,489
3.75%	10/25/19	AAA(d)	EUR	1,000	1,489,657
3.75%	04/25/21	Aaa	EUR	2,000	2,941,846
4.00%	04/25/13	Aaa	EUR	1,200	1,868,485
4.00%	10/25/38	Aaa	EUR	700	1,010,347
4.25%	10/25/18	Aaa	EUR	400	623,683
4.25%	04/25/19	Aaa	EUR	1,200	1,867,537
4.75%	10/25/12	Aaa	EUR	300	475,752
Hellenic Republic Government Bond, (Greece)
Bonds
4.30%	03/20/12	A1	EUR	800	1,228,401
Sr. Unsec’d. Notes
5.25%	05/18/12	A1	EUR	300	472,789
Indonesia Government International Bond,
Sr. Unsec’d. Notes (Indonesia)
6.625%	02/17/37	Ba2		1,000	975,722
6.875%	01/17/18	Ba2		1,800	1,935,000
Italian Republic,
Bonds (Italy)
2.125%	10/05/12	Aa2		3,300	3,298,680
Italy Buoni Poliennali Del Tesoro,
Bonds (Italy)
3.75%	12/15/13	Aa2	EUR	2,300	3,493,694
4.25%	04/15/13	Aa2	EUR	1,500	2,327,902
4.25%	08/01/13	Aa2	EUR	800	1,244,931
4.25%	03/01/20	AA-(d)	EUR	800	1,188,539
Japan Government Bond,
Bonds (Japan)
1.70%	03/20/17	Aa2	JPY	880,000	10,347,473
Netherlands Government Bond,
Bonds (Netherlands)
3.25%	07/15/15	Aaa	EUR	300	449,675
3.75%	07/15/14	Aaa	EUR	100	154,213
4.00%	07/15/16	Aaa	EUR	1,100	1,702,251
4.00%	07/15/19	Aaa	EUR	700	1,065,294
4.25%	07/15/13	Aaa	EUR	100	157,039
Peruvian Government International Bond,
Sr. Unsec’d. Notes (Peru)
7.35%	07/21/25	Ba1		500	583,750
Philippine Government International Bond,
Sr. Unsec’d. Notes (Philippines)
8.375%	06/17/19	Ba3		1,000	1,217,500
Province of Ontario Canada, (Canada)
Bonds
4.00%	10/07/19	Aa1		600	599,556
4.10%	06/16/14	Aa1		900	948,447
4.70%	06/02/37	Aa1	CAD	400	383,363
Debs.
6.20%	06/02/31	Aa1	CAD	1,100	1,245,009
6.50%	03/08/29	Aa1	CAD	2,500	2,886,961
Unsec’d. Notes, MTN
5.60%	06/02/35	Aa1	CAD	800	860,756
Province of Quebec Canada,
Bonds (Canada)
5.00%	12/01/38	Aa2	CAD	500	492,696
United Kingdom Gilt,

Bonds (United Kingdom)
3.25%	12/07/11	AAA(d)	GBP	6,000	9,960,046
3.75%	09/07/19	AAA(d)	GBP	3,400	5,463,082
4.25%	06/07/32	Aaa	GBP	100	165,210
4.25%	03/07/36	Aaa	GBP	400	653,359
4.75%	12/07/38	Aaa	GBP	100	177,715
United Mexican States,
Sr. Unsec’d. Notes (Mexico)
6.05%	01/11/40	Baa1		3,100	3,092,250

TOTAL FOREIGN GOVERNMENT BONDS (cost $101,662,361)					106,929,130

MUNICIPAL BONDS — 0.5%

California — 0.2%
Golden State Tobacco Securitization Corp.,
Revenue Bonds
5.125%	06/01/47	Baa3		900	675,027
State of California,
General Obligation Bonds
5.00%	06/01/37	Baa1		700	702,163
5.00%	11/01/37	Baa1		1,350	1,354,401
5.00%	04/01/38	Baa1		1,200	1,202,460

					3,934,051

Illinois — 0.1%
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	A1		600	669,888
Illinois Finance Authority,
Revenue Bonds
5.75%	07/01/33	Aa1		700	800,786

					1,470,674

Massachusetts
Massachusetts Health & Educational Facilities Authority,
Revenue Bonds
6.00%	07/01/36	Aaa		500	589,670

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40	A3		200	247,436
Tobacco Settlement Financing Corp.,
Revenue Bonds
5.00%	06/01/41	Baa3		100	75,462

					322,898

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.75%	06/15/40	Aa3		500	568,410
Port Authority of New York & New Jersey,
Revenue Bonds
5.75%	11/01/30	Aa3		1,200	1,336,356

					1,904,766

Ohio — 0.1%
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/30	Baa3		400	380,460
5.875%	06/01/47	Baa3		300	242,775

					623,235

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds
6.053%(t)	08/01/54	Aa3		100	7,430

West Virginia
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3		95	75,151

TOTAL MUNICIPAL BONDS (cost $8,268,421)					8,927,875

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.7%

Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
5.16%(c)	09/25/35	Ba1		450	322,040
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66%(c)	09/25/45	A1		399	251,292
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36	Caa1		89	53,910
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
3.753%(c)	08/25/33	Aaa		39	37,347
Series 2003-7, Class 6A
4.648%(c)	10/25/33	Aaa		27	26,020
Series 2003-9, Class 2A1
5.131%(c)	02/25/34	Aa3		299	252,545
Series 2004-2, Class 22A
4.153%(c)	05/25/34	Aaa		69	61,682
Series 2004-10, Class 13A1
4.996%(c)	01/25/35	A1		349	285,797
Series 2004-10, Class 21A1
4.673%(c)	01/25/35	A1		531	466,254
Series 2004-10, Class 22A1
4.98%(c)	01/25/35	A1		303	274,011
Series 2005-2, Class A1
2.90%(c)	03/25/35	Aa1		374	334,509
Series 2005-2, Class A2
2.216%(c)	03/25/35	Aaa		126	111,890
Series 2005-5, Class A1
2.49%(c)	08/25/35	Aaa		262	229,300
Series 2005-5, Class A2
4.55%(c)	08/25/35	Aa1		1,012	887,925
Series 2005-9, Class A1
4.625%(c)	10/25/35	Ba1		125	108,131
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
5.49%(c)	09/25/35	Ba1		227	144,012
Series 2005-9, Class 24A1
5.508%(c)	11/25/35	Caa1		239	138,616
Series 2005-10, Class 24A1
5.718%(c)	01/25/36	Caa1		360	223,065
Series 2006-1, Class 21A2

5.714%(c)	02/25/36	Caa2		502	289,072
Series 2006-2, Class 23A1
5.712%(c)	03/25/36	Caa2		465	238,501
Series 2006-5, Class 2A2
6.25%(c)	08/25/36	Caa2		366	173,491
Series 2006-6, Class 32A1
5.654%(c)	11/25/36	B3		181	108,846
Series 2006-8, Class 3A1
0.406%(c)	02/25/34	Aa3		189	133,087
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
5.636%	01/26/36	B2		595	339,638
Series 2007-R6, Class 2A1
5.485%(c)	12/26/46	Caa1		386	241,757
CC Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A
0.376%(c)	05/25/48	Caa2		437	147,322
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
4.649%(c)	03/25/34	Aaa		189	176,108
Series 2005-3, Class 2A2B
4.648%(c)	08/25/35	Ba2		391	154,846
Series 2005-6, Class A1
4.748%(c)	08/25/35	A3		189	162,506
Series 2005-6, Class A2
4.248%(c)	08/25/35	A3		116	95,077
Series 2005-11, Class A2A
4.70%(c)	12/25/35	AAA(d)		635	542,720
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.25%	06/25/35	Baa3		40	33,993
Series 2005-56, Class 2A2
2.941%(c)	11/25/35	B2		39	21,474
Series 2005-56, Class 2A3
2.401%(c)	11/25/35	B3		39	21,246
Series 2005-59, Class 1A1
0.576%(c)	11/20/35	Caa1		515	277,602
Series 2005-62, Class 2A1
1.901%(c)	12/25/35	B3		634	346,700
Series 2006-2CB, Class A14
5.50%	03/25/36	B3		136	107,377
Series 2006-15CB, Class A1
6.50%	06/25/36	Caa2		246	152,366
Series 2006-OA1, Class 2A1
0.455%(c)	03/20/46	B3		543	268,681
Series 2006-OA12, Class A1A
0.326%(c)	09/20/46	Aaa		15	14,530
Series 2006-OA14, Class 2A1
0.436%(c)	11/25/46	B3		116	57,969
Series 2006-OA17, Class 1A1A
0.441%(c)	12/20/46	Caa1		2,286	1,120,548
Series 2006-OA19, Class A1
0.426%(c)	02/20/47	Ba2		658	311,731
Series 2006-OA22, Class A1
0.406%(c)	02/25/47	Ba3		327	160,229
Series 2007-7T2, Class A9
6.00%	04/25/37	NR		190	126,506
Series 2007-16CB, Class 5A1
6.25%	08/25/37	Caa1		83	42,266
Countrywide Home Loan Mortgage, Pass-Through Trust,
Series 2004-12, Class 11A1
4.004%	08/25/34	Ba1		268	175,545
Series 2004-12, Class 12A1
3.982%(c)	08/25/34	Ba1		1,023	737,102
Series 2004-22, Class A3
4.654%(c)	11/25/34	Baa3		60	44,834
Series 2004-HYB5, Class 2A1
3.885%(c)	04/20/35	Aa1		289	272,135
Series 2005-HYB9, Class 5A1
5.25%(c)	02/20/36	Caa1		222	125,036
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
3.877%(c)	08/25/33	Aaa		69	64,322
Series 2004-AR3, Class 2A1
3.762%(c)	04/25/34	Aaa		341	311,739
Crusade Global Trust,
Series 2004-2, Class A2 (Australia)
1.001%(c)	11/19/37	Aaa	EUR	246	340,305
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2003-3, Class 3A1
5.00%	10/25/18	Aaa		541	524,146
Series 2006-AB4, Class A1B1
0.346%(c)	10/25/36	Ba3		16	14,439
Series 2006-AR6, Class A1
0.326%(c)	02/25/37	Ba3		34	31,993
Series 2007-1, Class 1A1
0.336%(c)	08/25/37	Ba3		178	166,062
Fannie Mae,
Series 2005-47, Class PA
5.50%	09/25/24	Aaa		110	110,900
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		121	117,802
Series 2006-16, Class FC
0.546%(c)	03/25/36	Aaa		208	201,008
Series 2006-118, Class A2
0.306%(c)	12/25/36	Aaa		473	446,279
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
2.451%(c)	07/25/44	Aaa		20	19,621
First Horizon Asset Securities, Inc.,
Series 2003-AR2, Class 2A1

3.148%(c)	07/25/33	AAA(d)		367	341,833
Series 2003-AR4, Class 2A1
4.129%(c)	12/25/33	Aaa		31	28,382
Freddie Mac,
Series 2906, Class GZ
5.00%	09/15/34	Aaa		507	506,392
Series 2962, Class YC
4.50%	09/15/14	Aaa		47	47,506
Series 3059, Class CA
5.00%	03/15/25	Aaa		23	23,982
Series 3174, Class FM
0.483%(c)	05/15/36	Aaa		146	142,253
Series R006, Class ZA
6.00%	04/15/36	Aaa		368	399,625
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.326%(c)	10/25/46	B2		117	92,895
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
4.51%(c)	03/25/33	Aaa		30	28,993
Series 2006-AR1, Class 2A1
5.167%(c)	01/25/36	BB(d)		523	383,340
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
4.244%(c)	05/19/33	AAA(d)		65	61,152
Series 2004-1, Class 2A
4.112%(c)	04/19/34	Aaa		309	260,926
Series 2005-2, Class 2A1A
0.466%(c)	05/19/35	Baa1		71	37,577
Series 2006-1, Class 2A1A
0.485%(c)	03/19/36	B3		875	410,693
Series 2006-12, Class 2A2A
0.436%(c)	01/19/38	B3		209	106,742
Series 2006-12, Class 2A11
0.336%(c)	01/19/38	Aa1		107	101,989
Series 2006-SB1, Class A1A
1.751%(c)	12/19/36	Caa2		785	300,094
Series 2007-1, Class 2A1A
0.376%(c)	04/19/38	Ba1		1,284	591,522
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A
0.326%	01/25/37	B3		316	230,650
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.486%(c)	07/25/35	Aa2		131	70,090
Series 2006-AR14, Class 1A1A
0.336%(c)	11/25/46	B3		74	66,990
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.55%(c)	10/25/36	Caa1		566	501,297
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
4.376%(c)	11/25/33	AAA(d)		49	46,612
Series 2005-A1, Class 6T1
5.012%(c)	02/25/35	Aaa		580	555,529
Series 2005-A2, Class 7CB1
4.872%(c)	04/25/35	Aa1		435	405,455
Series 2005-ALT1, Class 3A1
5.50%(c)	10/25/35	AAA(d)		252	190,284
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
3.889%(c)	12/25/33	A1		404	347,466
Series 2007-3, Class 22A1
0.356%(c)	05/25/47	Aaa		5	5,085
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
4.441%(c)	02/25/33	Aaa		144	128,318
Series 2004-A1, Class 2A2
4.30%(c)	02/25/34	AAA(d)		272	243,908
Series 2005-A8, Class A3A2
0.496%(c)	08/25/36	Baa2		64	35,184
Series 2005-A10, Class A
0.456%(c)	02/25/36	A3		174	100,023
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
4.25%(c)	10/25/35	A1		590	512,028
Series 2005-2, Class 2A
4.25%(c)	10/25/35	A3		412	354,505
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
5.363%(c)	06/25/36	A1		508	458,575
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
3.12%(c)	08/25/33	Aaa		236	217,241
Puma Finance Ltd., (Australia)
Series G5, Class A1, 144A
0.489%(c)	02/21/38	Aaa		425	376,356
Series P10, Class BA(g)
3.47%(c)	07/12/36	NR	AUD	143	122,779
Residential Accredit Loans, Inc.,
Series 2005-QO1, Class A1
0.546%(c)	08/25/35	Baa3		155	82,643
Series 2006-QO6, Class A1
0.426%(c)	06/25/46	Caa1		720	339,797
Series 2007-QO2, Class A1
0.396%(c)	02/25/47	Caa3		646	275,348
Residential Asset Securitization Trust,
Series 2005-A15, Class 5A1
5.75%	02/25/36	Caa1		735	450,318
Series 2006-R1, Class A2
0.646%(c)	01/25/46	Caa2		134	62,234
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
5.203%(c)	09/25/35	B3		444	296,098

Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
3.75%(c)	02/25/34	Aa2		422	353,042
Series 2004-4, Class 3A2
3.619%(c)	04/25/34	Aa3		67	57,585
Series 2004-12, Class 7A1
5.21%(c)	09/25/34	A1		123	107,933
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.576%(c)	10/19/34	Aa1		21	16,809
Series 2006-AR7, Class A8
0.316%	08/25/36	Aaa		43	41,747
Series 2007-AR4, Class A3
0.466%(c)	09/25/47	Caa2		400	133,348
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
3.832%(c)	10/25/35	AAA(d)		131	79,871
Series 2006-NC1, Class A6
0.296%(c)	05/25/36	Aaa		39	36,737
Swan,
Series 2006-13, Class A2 (Australia)
3.44%(c)	05/12/37	NR	AUD	627	531,260
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A1B
0.346%(c)	09/25/36	Aa3		3	3,707
Series 2006-4, Class A6
5.97%	09/25/36	Ca		300	154,570
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.366%(c)	09/25/46	A3		169	161,406
Torrens Trust,
Series 2007-1, Class A (Australia)
3.59%(c)	10/19/38	NR	AUD	680	581,104
Vela Home S.r.l,
Series 1, Class A1 (Italy)
1.213%(c)	10/24/27	Aaa	EUR	73	106,229
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.841%(c)	07/25/46	Caa3		116	44,796
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
2.101%(c)	11/25/42	Baa2		4	2,561
Series 2003-AR5, Class A7
2.91%(c)	06/25/33	Aaa		284	246,941
Series 2006-AR5, Class A12A
1.881%(c)	06/25/46	Ba1		158	79,446
Series 2006-AR10, Class 1A2
5.922%(c)	09/25/36	CCC(d)		507	419,140
Series 2006-AR13, Class 2A
3.099%(c)	10/25/46	Baa3		335	176,211
Series 2006-AR15, Class 2A
2.401%(c)	11/25/46	A1		223	150,476
Series 2006-AR19, Class 1A1A
1.631%(c)	01/25/47	Caa1		353	187,231
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
4.665%(c)	02/25/33	Aaa		37	34,034
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-AA, Class A1
4.979%(c)	12/25/34	Aaa		367	347,693
Series 2004-S, Class A1
3.295%	09/25/34	Aaa		207	200,725
Series 2005-AR11, Class 1A1
4.608%(c)	06/25/35	Aa1		854	820,791
Series 2006-AR2, Class 2A1
4.948%(c)	03/25/36	A(d)		633	483,363
Series 2006-AR10, Class 5A6
5.592%(c)	07/25/36	CCC(d)		490	366,432

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $34,653,024)					30,043,700

U.S. GOVERNMENT AGENCY OBLIGATION
Federal Home Loan Mortgage Corp.
0.35%(c)	04/01/11			258	258,345

(cost $258,605)

U.S. GOVERNMENT MORTGAGE — BACKED OBLIGATIONS — 3.4%

Federal Home Loan Mortgage Corp.
4.70%(c)	03/01/35			201	210,111
5.50%	10/01/36-02/01/39			5,172	5,420,867
6.50%	02/01/38			299	319,326
Federal National Mortgage Assoc.
2.101%(c)	11/01/42			218	218,700
2.251%	03/01/44-07/01/44			276	275,096
4.50%	TBA			1,400	1,449,437
5.03%(c)	09/01/19			3	3,179
5.083%(c)	06/01/35			425	443,944
5.392%	09/01/14			1,849	2,006,602
5.50%	07/01/35-08/01/38			22,756	23,839,226
5.50%	TBA			3,000	3,127,500
6.00%	03/01/37-07/01/38			2,847	3,007,580
6.00%	TBA			300	316,500
Government National Mortgage Assoc.
6.00%	10/15/34-09/15/38			338	358,058
6.00%	10/15/38(k)			12,907	13,653,357
6.50%	10/15/38			3,974	4,225,809

TOTAL U.S. GOVERNMENT MORTGAGE — BACKED OBLIGATIONS (cost $57,718,921)					58,875,292

U.S. TREASURY OBLIGATIONS — 10.2%

U.S. Treasury Bonds
4.25%	05/15/39			3,100	3,207,046

4.50%	08/15/39	2,100	2,264,062
4.75%	02/15/37	500	557,891
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.25%	04/15/14	2,000	2,067,678
1.375%	07/15/18	300	296,617
1.625%	01/15/15-01/15/18	13,600	15,438,506
1.75%	01/15/28	200	196,991
1.875%	07/15/13-07/15/15	10,350	12,214,102
2.00%	04/15/12-01/15/26	24,300	27,794,793
2.125%	01/15/19	7,400	7,794,009
2.375%	01/15/17-01/15/27	25,900	29,984,006
2.50%	07/15/16-01/15/29	12,800	14,110,749
2.625%	07/15/17	3,800	4,286,718
3.00%	07/15/12	5,800	7,385,723
3.375%	04/15/32	500	749,030
3.625%	04/15/28	7,900	13,004,221
U.S. Treasury Notes
0.875%	04/30/11(k)	662	663,810
1.00%	09/30/11	6,300	6,304,920
1.125%	06/30/11	400	402,312
2.25%	05/31/14	200	200,609
2.375%	09/30/14	4,400	4,411,352
2.625%	06/30/14-07/31/14	1,300	1,321,844
2.75%	02/15/19	700	668,008
3.00%	08/31/16-09/30/16	6,400	6,425,889
3.125%	05/15/19(k)	200	196,797
3.25%	07/31/16	4,700	4,810,159
3.50%	02/15/18	8,400	8,579,155
3.625%	08/15/19	2,600	2,668,656
4.00%	08/15/18	200	211,141

TOTAL U.S. TREASURY OBLIGATIONS (cost $174,871,136)			178,216,794

TOTAL LONG-TERM INVESTMENTS (cost $1,622,934,125)			1,674,888,327

Shares
SHORT-TERM INVESTMENTS — 16.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 12.8%
Dryden Core Investment Fund — Taxable Money Market Series (cost $222,823,573; includes $116,333,172 of cash collateral for securities on loan)(b)(w)	222,823,573	222,823,573

	Principal
	Amount
	(000)#
REPURCHASE AGREEMENTS — 3.7%

JPMorgan Securities, Inc., 0.04%, dated 09/30/09, due 10/01/09 in the amount of $1,700,002 (cost $1,700,000; collateralized by $1,431,600 U.S. Treasury Inflationary Indexed Bonds, 1.875%, maturity date 07/15/13; the value of the collateral plus interest was $1,742,240)	$1,700	1,700,000
JPMorgan Securities, Inc., 0.04%, dated 09/30/09, due 10/01/09 in the amount of $16,700,019 (cost $16,700,000; collateralized by $16,805,000 Federal Home Loan Mortgage Corp., 1.72%, maturity date 04/27/10; the value of the collateral plus interest was $17,042,093)	16,700	16,700,000
JPMorgan Securities, Inc., 0.04%, dated 09/30/09, due 10/01/09 in the amount of $4,600,005 (cost $4,600,000; collateralized by $3,875,300 U.S. Treasury Inflationary Indexed Bonds, 1.875%, maturity date 07/15/13; the value of the collateral plus interest was $4,716,588)	4,600	4,600,000
JPMorgan Securities, Inc., 0.06%, dated 09/30/09, due 10/01/09 in the amount of $14,100,024 (cost $14,100,000; collateralized by $16,013,372 Federal Home Loan Mortgage Corp., 5.50%, maturity date 03/01/37; the value of the collateral plus interest was $14,647,695)	14,100	14,100,000
JPMorgan Securities, Inc., 0.06%, dated 09/30/09, due 10/01/09 in the amount of $16,700,028 (cost $16,700,000; collateralized by $18,966,192 Federal Home Loan Mortgage Corp. 5.50%, maturity date 03/01/37; the value of the collateral plus interest was $17,348,688)	16,700	16,700,000

JPMorgan Securities, Inc., 0.13%, dated 09/30/09, due 10/05/09 in the amount of $11,400,206 (cost $11,400,000; collateralized by $11,753,000 Federal Farm credit Bank, 1.125%, maturity date 10/03/11; the value of the collateral plus interest was $11,747,505)			11,400	11,400,000

TOTAL REPURCHASE AGREEMENTS (cost $65,200,000)				65,200,000

U.S. TREASURY OBLIGATIONS(n) — 0.4%

U.S. Treasury Bills
0.003%	12/17/09	(k)	4,000	3,999,300
0.085%	12/17/09	(k)	300	299,947
0.16%	11/27/09	(k)	300	299,981
0.181%	10/29/09		300	299,973
0.181%	11/05/09	(k)	200	199,981
0.184%	10/22/09		500	499,963
0.185%	10/22/09		200	199,985
0.185%	10/22/09		20	19,998
0.26%	02/25/10	(k)	320	319,821
0.266%	11/12/09		500	499,941
0.328%	11/19/09		300	299,981

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,936,610)				6,938,871

TOTAL SHORT-TERM INVESTMENTS (cost $294,960,183)				294,962,444

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 112.7% (cost $1,917,894,308)				1,969,850,771

		Contracts/
		Notional
		Amount
	Counterparty	(000)#
OPTIONS WRITTEN*

Call Options
Currency Option USD vs BRL,
expiring 03/18/10 @ FX Rate 2.10	Citicorp	1,000	(17,125)
Currency Option USD vs KRW,
expiring 03/18/10 @ FX Rate 1,320	HSBC Securities	1,200	(13,339)
expiring 03/18/10 @ FX Rate 1,320	Royal Bank of Scotland	1,100	(12,228)
expiring 09/01/10 @ FX Rate 1,500	JPMorgan Securities	1,000	(9,807)
Currency Option USD vs MXN,
expiring 03/18/10 @ FX Rate 14.95	Citicorp	1,100	(25,466)
expiring 03/18/10 @ FX Rate 14.95	HSBC Securities	1,200	(27,773)
expiring 09/22/10 @ FX Rate 16.25	Citibank	1,000	(27,322)
Euro-Bund
expiring 11/30/09, Strike Price $123.50		EUR 1,600	(14,984)
Interest Rate Swap Options,
expiring 11/23/09 @ 3.00%	Merril Lynch Capital Markets	3,000	(9,023)
expiring 11/23/09 @ 3.00%	Royal Bank of Scotland	2,000	(6,015)

			(163,082)

Put Options
90 Day Sterling Future,
expiring 12/16/09, Strike Price $92		GBP 26,000	—
Interest Rate Swap Options,
expiring 11/23/09 @ 3.42%	Deutsche Bank	1,000	(3,149)
expiring 11/23/09 @ 3.42%	Royal Bank of Scotland	11,000	(17,318)
expiring 11/23/09 @ 3.75%	Barclays Capital Group	8,000	(4,210)
expiring 11/23/09 @ 3.75%	Deutsche Bank	3,000	(1,579)
expiring 11/23/09 @ 3.75%	Merrill Lynch Capital Markets	1,000	(526)
expiring 11/23/09 @ 3.75%	Royal Bank of Scotland	8,000	(4,210)
expiring 11/23/09 @ 4.00%	Royal Bank of Scotland	1,000	—
expiring 11/23/09 @ 4.00%	Barclays Capital Fixed, Inc.	4,000	—
expiring 11/23/09 @ 4.00%	Citicorp	2,000	(3,987)
expiring 11/23/09 @ 4.00%	Barclays Capital Fixed, Inc.	1,000	(6,646)
expiring 11/23/09 @ 4.00%	Royal Bank of Scotland	3,800	(5,051)
expiring 11/23/09 @ 4.00%	Deutsche Bank	8,200	(10,899)
expiring 11/23/09 @ 4.35%	Citicorp	1,000	—

expiring 11/23/09 @ 4.35%	Barclays Capital Fixed, Inc.	3,000	(6,876)
expiring 11/23/09 @ 4.35%	Barclays Capital Fixed, Inc.	700	—
expiring 11/23/09 @ 4.35%	Merrill Lynch Capital Markets	12,200	(22,674)
expiring 11/23/09 @ 4.35%	Royal Bank of Scotland	500	(929)
expiring 06/15/10 @ 5.00%	Barclays Capital Fixed, Inc.	1,000	(3,125)
expiring 08/31/10 @ 5.50%	Deutsche Bank	3,000	(10,202)
expiring 08/31/10 @ 6.00%	Deutsche Bank	1,100	(3,748)
expiring 08/31/10 @ 6.00%	Royal Bank of Scotland	5,200	(17,716)
expiring 09/20/10 @ 5.37%	JPMorgan Chase / Royal Bank of Scotland	2,000	(14,641)

			(137,486)

TOTAL OPTIONS WRITTEN (premiums received $835,420)			(300,568)

		Principal
	Maturity	Amount
	Date	(000)#
SECURITIES SOLD SHORT — (0.2)%

Federal National Mortgage Assoc.
6.00%	TBA	400	(426,000)
6.00%	TBA	500	(525,938)
6.00%	TBA	1,500	(1,582,500)
6.00%	TBA	300	(316,500)
6.00%	TBA	400	(420,750)
Government National Mortgage Assoc.
6.00%	TBA	200	(211,125)

TOTAL SECURITIES SOLD SHORT
(proceeds received $3,472,141)			(3,482,813)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 112.5% (cost $1,913,586,747)			1,966,067,390
Other liabilities in excess of other assets(x) — (12.5)%			(217,857,887)

NET ASSETS—100.0%			$1,748,209,503

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

EAFE	Europe, Australasia, Far East

FDIC	Federal Depositary Insurance Corp.

FSB	Federal Savings Bank

iBoxx	Bond Market Indices

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NR	Not Rated by Moodys or Standard & Poor’s

PRFC	Preference Shares

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krona

NZD	New Zealand Dollar

PHP	Philippine Peso

SGD	Singapore Dollar

USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $109,381,558; cash collateral of $116,333,172 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at reporting date.

(o)	As of September 30, 2009, 105 securities representing $84,390,128 and 4.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency, interest rate, credit default and total return swap agreements as follows:

Futures contracts open at September 30, 2009:

				Value at	Unrealized
Number of		Expiration	Value at	September 30,	Appreciation
Contracts	Type	Date	Trade Date	2009	(Depreciation)
Long Positions:
96	90 Day Euro Dollar	Dec 09	$23,728,050	$23,911,200	$183,150
117	90 Day Euro Dollar	Mar 10	28,936,375	29,067,188	130,813
32	90 Day Euro Dollar	Jun 10	7,889,125	7,922,400	33,275
140	90 Day Euro Dollar	Sep 10	34,436,201	34,522,250	86,049
45	90 Day Euro EURIBOR	Jun 10	16,166,571	16,260,279	93,708
55	90 Day Euro EURIBOR	Sep 10	19,704,236	19,806,270	102,034
10	90 Day Euro EURIBOR	Dec 10	3,580,470	3,589,067	8,597
134	90 Day Sterling	Jun 10	26,304,457	26,415,809	111,352
47	90 Day Sterling	Sep 10	9,157,079	9,216,423	59,344
88	90 Day Sterling	Mar 11	17,075,209	17,091,031	15,822
139	2 Year U.S. Treasury Note	Dec 09	30,132,234	30,158,656	26,422
42	5 Year U.S. Treasury Note	Dec 09	4,807,390	4,875,938	68,548
10	10 Year Japanese Bond	Dec 09	15,451,680	15,522,753	71,073
1	10 Year U.K. Gilt	Dec 09	189,462	189,478	16
145	10 Year U.S. Treasury Note	Dec 09	16,872,906	17,157,578	284,672
40	CAC 40 10 Euro	Oct 09	2,165,769	2,222,547	56,778
11	DAX Index	Dec 09	2,228,017	2,283,551	55,534
38	FTSE 100 Index	Dec 09	3,013,121	3,091,766	78,645
5	MSCI EAFE E-mini	Dec 09	384,210	386,500	2,290
53	RUSSELL 2000 Mini	Dec 09	2,996,620	3,195,900	199,280
53	S&P 500	Dec 09	13,394,112	13,950,925	556,813
28	Topix Index	Dec 09	2,916,504	2,838,523	(77,981)

					$2,146,234	(1)

(1)	Cash of $271,600 and U.S. Treasury Securities and federal agency obligations with an aggregate market value of $6,549,116 have been segregated to cover requirement for open future contracts as of September 30, 2009.
Forward foreign currency exchange contracts outstanding at September 30, 2009:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)
Brazilian Real,
Expiring 02/02/10	Deutsche Bank Securities	BRL	2,730	$1,418,524	$1,507,357	$88,833
Expiring 02/02/10	Deutsche Bank Securities	BRL	1,560	810,739	861,510	50,771
Expiring 02/02/10	JPMorgan Securities	BRL	2,697	1,460,000	1,489,357	29,357
British Pound,
Expiring 10/14/09	Royal Bank of Scotland	GBP	750	1,242,262	1,198,539	(43,723)
Expiring 10/28/09	Royal Bank of Canada	GBP	668	1,065,747	1,067,427	1,680
Canadian Dollar,
Expiring 10/29/09	UBS Securities	CAD	96	89,996	89,669	(327)
Chinese Yuan,
Expiring 11/30/09	Bank of America	CNY	1,824	267,000	266,909	(91)
Expiring 11/30/09	Barclays Capital Fixed, Inc.	CNY	545	80,000	79,832	(168)
Expiring 11/30/09	JPMorgan Securities	CNY	2,803	411,000	410,199	(801)
Expiring 11/30/09	JPMorgan Securities	CNY	2,677	392,000	391,867	(133)
Expiring 11/30/09	JPMorgan Securities	CNY	1,827	268,000	267,419	(581)
Expiring 03/16/10	Bank of America	CNY	1,452	213,000	212,616	(384)
Expiring 03/16/10	Bank of America	CNY	361	53,000	52,912	(88)
Expiring 03/16/10	JPMorgan Securities	CNY	1,086	160,000	158,915	(1,085)
Expiring 03/29/10	Barclays Capital Group	CNY	282	41,734	41,283	(451)
Expiring 03/29/10	Barclays Capital Group	CNY	13	1,879	1,859	(20)
Expiring 03/29/10	Charles Schwab	CNY	1	118	117	(1)
Expiring 03/29/10	Citibank	CNY	88	13,033	12,889	(144)
Expiring 03/29/10	Deutsche Bank Securities	CNY	1,793	265,027	262,474	(2,553)
Expiring 03/29/10	Deutsche Bank Securities	CNY	1,341	198,700	196,321	(2,379)

Expiring 03/29/10	Deutsche Bank Securities	CNY	762		113,000	111,564	(1,436)
Expiring 03/29/10	Deutsche Bank Securities	CNY	59		8,700	8,596	(104)
Expiring 03/29/10	Deutsche Bank Securities	CNY	2		336	333	(3)
Expiring 03/29/10	Deutsche Bank Securities	CNY	—	*	16	16	—
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	1,930		285,400	282,567	(2,833)
Expiring 03/29/10	HSBC Securities	CNY	85		12,500	12,376	(124)
Expiring 03/29/10	JPMorgan Securities	CNY	18		2,663	2,635	(28)
Expiring 03/29/10	Merrill Lynch Pierce	CNY	2,006		296,923	293,628	(3,295)
Expiring 05/17/10	Barclays Capital Group	CNY	1,981		321,000	290,114	(30,886)
Expiring 05/17/10	Merrill Lynch Blake	CNY	2,228		360,000	326,416	(33,584)
Expiring 06/07/10	Bank of America	CNY	9,921		1,468,000	1,453,554	(14,446)
Expiring 06/07/10	Barclays Capital Fixed, Inc.	CNY	3,249		480,000	476,050	(3,950)
Expiring 06/07/10	Barclays Capital Fixed, Inc.	CNY	1,616		238,000	236,809	(1,191)
Expiring 06/07/10	Barclays Capital Fixed, Inc.	CNY	224		33,000	32,788	(212)
Expiring 06/07/10	Barclays Capital Group	CNY	861		127,000	126,184	(816)
Expiring 06/07/10	Deutsche Bank Securities	CNY	4,259		628,636	624,016	(4,620)
Expiring 06/07/10	Deutsche Bank Securities	CNY	1,106		163,204	162,005	(1,199)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	2,262		336,000	331,389	(4,611)
Expiring 06/07/10	HSBC Securities	CNY	4,053		598,000	593,780	(4,220)
Expiring 06/07/10	JPMorgan Securities	CNY	2,087		310,000	305,768	(4,232)
Expiring 06/07/10	JPMorgan Securities	CNY	1,037		154,000	152,011	(1,989)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,682		253,000	259,258	6,258
Expiring 11/17/10	Barclays Capital Fixed, Inc.	CNY	9,676		1,438,827	1,491,156	52,329
Euro,
Expiring 10/08/09	Royal Bank of Canada	EUR	484		710,122	708,261	(1,861)
Expiring 10/13/09	Royal Bank of Scotland	EUR	1,415		2,053,659	2,070,631	16,972
Indian Rupee,
Expiring 10/06/09	Citibank	INR	316		6,535	6,557	22
Expiring 10/06/09	Citibank	INR	83		1,724	1,730	6
Expiring 10/06/09	Merrill Lynch Pierce	INR	825		17,119	17,145	26
Expiring 03/24/10	Citibank	INR	399		8,185	8,173	(12)
Japanese Yen,
Expiring 10/20/09	Citicorp	JPY	39,917		435,000	444,747	9,747
Malaysian Ringgitt,
Expiring 11/12/09	Barclays Capital Group	MYR	4		1,100	1,141	41
Expiring 11/12/09	Barclays Capital Group	MYR	3		800	828	28
Expiring 11/12/09	Deutsche Bank Securities	MYR	4		1,005	1,028	23
Expiring 11/12/09	JPMorgan Securities	MYR	5		1,389	1,438	49
Expiring 11/12/09	JPMorgan Securities	MYR	4		1,219	1,260	41
Expiring 02/12/10	Merrill Lynch Pierce	MYR	1		177	180	3
Mexican Peso,
Expiring 11/27/09	Citibank	MXN	4,094		300,000	300,862	862
Expiring 11/27/09	Citibank	MXN	4,084		300,000	300,135	135
Expiring 11/27/09	Citibank	MXN	4,021		300,000	295,520	(4,480)
Expiring 11/27/09	Hong Kong & Shanghai Bank	MXN	2,595		191,000	190,735	(265)
Expiring 11/27/09	Hong Kong & Shanghai Bank	MXN	1,507		111,000	110,789	(211)
Expiring 11/27/09	HSBC Securities	MXN	13,357		1,000,000	981,667	(18,333)
Expiring 11/27/09	HSBC Securities	MXN	3,217		239,000	236,402	(2,598)
Expiring 11/27/09	JPMorgan Securities	MXN	3,439		254,706	252,715	(1,991)
Expiring 11/27/09	JPMorgan Securities	MXN	2,921		217,000	214,673	(2,327)

Norwegian Krone,
Expiring 12/21/09	HSBC Securities	NOK	4,589	786,205	792,260	6,055
Indonesian Rupiah,
Expiring 01/22/10	Barclays Capital Group	IDR	4,056,570	411,000	409,837	(1,163)
Expiring 01/22/10	JPMorgan Securities	IDR	8,569,500	870,000	865,781	(4,219)
Expiring 09/17/10	JPMorgan Chase	IDR	4,272,750	405,000	410,359	5,359
South Korean Won,
Expiring 11/18/09	Bank of America	KRW	288,428	234,000	244,635	10,635
Expiring 11/18/09	Bank of America	KRW	140,562	114,000	119,220	5,220
Expiring 11/18/09	Bank of America	KRW	96	77	82	5
Expiring 11/18/09	Barclays Capital Fixed, Inc.	KRW	119,400	100,000	101,271	1,271
Expiring 11/18/09	Barclays Capital Fixed, Inc.	KRW	1,395	1,090	1,183	93
Expiring 11/18/09	Barclays Capital Fixed, Inc.	KRW	1,302	1,032	1,104	72
Expiring 11/18/09	Citibank	KRW	118,900	100,000	100,847	847
Expiring 11/18/09	Citicorp	KRW	2,082	1,636	1,766	130
Expiring 11/18/09	Citicorp	KRW	205	164	174	10
Expiring 11/18/09	HSBC Securities	KRW	96,174	78,000	81,571	3,571
Expiring 11/18/09	JPMorgan Securities	KRW	1,208,250	1,000,000	1,024,795	24,795
Expiring 11/18/09	JPMorgan Securities	KRW	351,503	287,000	298,132	11,132
Expiring 11/18/09	JPMorgan Securities	KRW	281,866	231,000	239,069	8,069
Expiring 11/18/09	JPMorgan Securities	KRW	279,129	228,000	236,747	8,747
Expiring 11/18/09	Royal Bank of Scotland	KRW	2,046	1,595	1,736	141
Expiring 02/11/10	Citibank	KRW	361,830	300,000	306,383	6,383
Expiring 02/11/10	Deutsche Bank Securities	KRW	239,080	200,000	202,443	2,443
Expiring 02/11/10	JPMorgan Chase	KRW	290,640	240,000	246,102	6,102
Expiring 02/11/10	JPMorgan Securities	KRW	238,200	200,000	201,698	1,698

				$28,020,503	$28,176,296	$155,793

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 10/07/09	Royal Bank of Scotland	AUD	249	$216,967	$219,403	$(2,436)
Expiring 11/05/09	JPMorgan Securities	AUD	10,931	9,515,031	9,615,004	(99,973)
British Pound,
Expiring 10/05/09	JPMorgan Securities	GBP	42	69,624	67,121	2,503
Expiring 10/14/09	Royal Bank of Scotland	GBP	750	1,276,366	1,198,539	77,827
Expiring 10/15/09	Royal Bank of Scotland	GBP	751	1,258,165	1,200,131	58,034
Expiring 10/28/09	BNP Peregrine Prime	GBP	9,098	15,192,112	14,538,098	654,014
Expiring 10/28/09	BNP Peregrine Prime	GBP	1,655	2,763,569	2,644,598	118,971
Expiring 10/28/09	BNP Peregrine Prime	GBP	397	662,923	634,384	28,539
Expiring 10/28/09	RBC Doninion Securities	GBP	3,371	5,532,226	5,386,670	145,556
Expiring 10/28/09	Royal Bank of Scotland	GBP	305	488,306	485,822	2,484
Canadian Dollar,
Expiring 10/29/09	Citibank	CAD	3,328	3,076,895	3,108,544	(31,649)
Expiring 10/29/09	Merrill Lynch Pierce	CAD	421	389,234	393,238	(4,004)
Expiring 10/29/09	UBS Securities	CAD	2,588	2,426,151	2,417,341	8,810
Chinese Yuan,
Expiring 11/30/09	Barclays Capital Fixed, Inc.	CNY	9,676	1,419,200	1,416,226	2,974
Expiring 03/29/10	Deutsche Bank Securities	CNY	6,132	909,200	897,646	11,554
Expiring 05/17/10	Barclays Capital Group	CNY	4,209	586,207	616,531	(30,324)
Danish Krone,
Expiring 12/21/09	HSBC Securities	DKK	315	61,843	61,852	(9)
Euro,
Expiring 10/08/09	Bank of America	EUR	49	72,437	71,704	733
Expiring 10/08/09	Barclays Capital Fixed, Inc.	EUR	20,220	28,965,253	29,588,916	(623,663)

Expiring 10/08/09	Barclays Capital Fixed, Inc.	EUR	152		217,741	222,429	(4,688)
Expiring 10/08/09	Barclays Capital Group	EUR	158		226,336	231,209	(4,873)
Expiring 10/08/09	BNP Peregrine Prime	EUR	24,181		34,627,287	35,385,241	(757,954)
Expiring 10/08/09	BNP Peregrine Prime	EUR	190		272,080	278,036	(5,956)
Expiring 10/08/09	BNP Peregrine Prime	EUR	181		259,193	264,866	(5,673)
Expiring 10/08/09	HSBC Securities	EUR	222		323,606	324,863	(1,257)
Expiring 10/08/09	JPMorgan Securities	EUR	49		72,431	71,704	727
Expiring 10/08/09	Morgan Stanley & Co., Inc.	EUR	1,600		2,330,720	2,341,358	(10,638)
Expiring 10/08/09	RBC Dominion Securities	EUR	5,080		7,498,069	7,433,812	64,257
Expiring 10/08/09	RBC Dominion Securities	EUR	2,764		4,059,183	4,044,697	14,486
Expiring 10/08/09	RBC Dominion Securities	EUR	2,211		3,245,757	3,235,465	10,292
Expiring 10/08/09	Royal Bank of Canada	EUR	1,667		2,465,160	2,439,403	25,757
Expiring 10/08/09	Royal Bank of Canada	EUR	654		950,062	957,030	(6,968)
Expiring 10/08/09	Royal Bank of Scotland	EUR	155		226,639	225,066	1,573
Expiring 10/08/09	UBS Securities	EUR	1,393		2,046,874	2,038,445	8,429
Expiring 10/08/09	UBS Securities	EUR	206		304,570	301,450	3,120
Expiring 10/13/09	Royal Bank of Scotland	EUR	1,415		2,019,078	2,070,631	(51,553)
Indian Rupee,
Expiring 10/06/09	Citibank	INR	399		8,274	8,287	(13)
Expiring 03/24/10	Merrill Lynch Pierce	INR	825		16,936	16,909	27
Expiring 10/06/09	Merrill Lynch Pierce	INR	653		13,520	13,566	(46)
Expiring 10/06/09	Merrill Lynch Pierce	INR	172		3,567	3,579	(12)
Japanese Yen,
Expiring 10/20/09	BNP Peregrine Prime	JPY	1,089,728		11,778,258	12,141,424	(363,166)
Expiring 10/20/09	BNP Peregrine Prime	JPY	5,888		63,640	65,602	(1,962)
Expiring 10/20/09	HSBC Securities	JPY	19,558		214,000	217,913	(3,913)
Malaysian Ringgit,
Expiring 11/12/09	Barclays Capital Fixed, Inc.	MYR	1		200	207	(7)
Expiring 11/12/09	Barclays Capital Fixed, Inc.	MYR	—	*	100	103	(3)
Expiring 11/12/09	Deutsche Bank Securities	MYR	1		192	196	(4)
Expiring 11/12/09	JPMorgan Securities	MYR	1		198	205	(7)
Expiring 11/12/09	JPMorgan Securities	MYR	1		226	234	(8)
Mexican Peso,
Expiring 11/27/09	JPMorgan Securities	MXN	658		48,851	48,329	522
New Zealand Dollar,
Expiring 11/05/09	HSBC Securities	NZD	55		39,336	39,621	(285)
Expiring 11/05/09	JPMorgan Securities	NZD	56		40,410	40,341	69
Philippine Peso,
Expiring 11/16/09	Deutsche Bank Securities	PHP	270		5,529	5,678	(149)
Expiring 11/16/09	Deutsche Bank Securities	PHP	72		1,462	1,501	(39)
Singapore Dollar,
Expiring 11/18/09	HSBC Securities	SGD	1		536	549	(13)
South Korean Won,
Expiring 11/18/09	HSBC Securities	KRW	523,441		418,000	443,964	(25,964)
Swiss Francs,
Expiring 12/21/09	HSBC Securities	CHF	92		89,257	88,837	420

					$148,768,987	$149,564,518	$(795,531)

*	Less than 500 notional amount.

Interest rate swap agreements outstanding at September 30, 2009:

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Barclays Bank PLC(1)	12/16/19		$ 3,000	4.00%	3 month LIBOR	$114,854	$(55,290)	$170,144
Royal Bank of Scotland PLC(1)	06/15/12	AUD	3,000	6.50%	3 month Australian Bank Bill rate	7,489	1,953	5,536
Barclays Bank PLC(1)	01/02/12	BRL	2,800	10.68%	Brazilian interbank lending rate	(38,468)	(24,999)	(13,469)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	40,100	11.41%	Brazilian interbank lending rate	30,079	113,806	(83,727)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	600	14.77%	Brazilian interbank lending rate	25,504	2,963	22,541
Merrill Lynch & Co.(1)	01/02/12	BRL	200	14.77%	Brazilian interbank lending rate	8,501	284	8,217
UBS AG(1)	01/02/12	BRL	3,400	10.58%	Brazilian interbank lending rate	(53,203)	(14,511)	(38,692)
UBS AG(1)	01/02/12	BRL	1,000	11.02%	Brazilian interbank lending rate	(2,097)	—	(2,097)
Royal Bank of Scotland PLC(1)	12/19/28	CAD	1,500	5.75%	3 month Canadian Bank floating rate	42,798	(12,547)	55,345
BNP Paribas(1)	12/15/11	EUR	1,000	1.99%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	39,087	—	39,087
Goldman Sachs Capital Markets, L.P.(1)	06/15/12	EUR	1,100	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	40,751	—	40,751
JPMorgan Chase Bank(1)	10/15/11	EUR	100	2.03%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	5,173	—	5,173
JPMorgan Chase Bank(1)	10/15/16	EUR	100	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(1,689)	—	(1,689)
JPMorgan Chase Bank(1)	07/14/11	EUR	700	2.26%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	49,991	—	49,991
UBS AG(1)	10/15/16	EUR	100	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(1,520)	—	(1,520)
UBS AG(2)	10/15/16	EUR	100	2.28%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	1,251	—	1,251
Barclays Bank PLC(1)	09/15/10	GBP	1,600	5.00%	6 month LIBOR	101,889	(16,261)	118,150
Deutsche Bank AG(1)	03/20/10	GBP	3,400	6.00%	6 month LIBOR	142,084	16,143	125,941
Goldman Sachs Capital Markets, L.P.(1)	03/17/20	GBP	2,500	4.50%	6 month LIBOR	135,524	26,127	109,397
Royal Bank of Scotland PLC(1)	09/15/10	GBP	300	5.00%	6 month LIBOR	19,104	(3,146)	22,250
Deutsche Bank AG(1)	12/15/35	JPY	120,000	2.50%	6 month LIBOR	115,477	(3,702)	119,179
Deutsche Bank AG(1)	06/20/27	JPY	110,000	3.00%	6 month LIBOR	36,349	2,912	33,437
Deutsche Bank AG(1)	06/16/11	JPY	2,890,000	1.00%	6 month LIBOR	143,645	98,001	45,644
Morgan Stanley Capital Services, Inc.(1)	06/20/27	JPY	30,000	3.00%	6 month LIBOR	9,913	1,330	8,583
Royal Bank of Scotland PLC(1)	12/16/19	JPY	290,000	1.50%	6 month LIBOR	12,717	4,351	8,366
UBS AG(1)	06/20/27	JPY	40,000	3.00%	6 month LIBOR	13,218	859	12,359
Merrill Lynch & Co.(1)	02/07/19	MXN	67,500	8.30%	28 day Mexican interbank rate	76,686	36,216	40,470

						$1,075,107	$174,489	$900,618

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio receives the floating rate and pays the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2009:

						Upfront	Unrealized
		Notional Amount#			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value(5)	Paid (Received)	(Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
Credit Suisse International	07/25/45	$400	0.32%	ABX.HE.AAA.06-2 Index	$(286,808)	$(115,806)	$(171,002)
Credit Suisse International	05/25/46	4,774	0.11%	ABX.HE.AAA.06-2 Index	(2,774,230)	(991,861)	(1,782,369)
Deutsche Bank AG	05/25/46	398	0.11%	ABX.HE.AAA.06-2 Index	(232,890)	(117,348)	(115,542)
Credit Suisse International	08/25/37	1,200	0.90%	ABX.HE.AAA.07-1 Index	(827,983)	(311,218)	(516,765)
Barclays Bank PLC	12/20/13	10,000	3.35%	Dow Jones CDX EM 10	174,569	(1,214,154)	1,388,723
Deutsche Bank AG	12/20/13	6,000	3.35%	Dow Jones CDX EM 10	104,741	(871,108)	975,849
Morgan Stanley Capital Services, Inc.	12/20/15	330	0.46%	Dow Jones CDX NA IG 5 10Y	(43,746)	—	(43,746)

					$(3,886,347)	$(3,621,495)	$(264,852)

					Implied Credit		Upfront	Unrealized
		Notional Amount#		Reference	Spread at	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000) (3)	Fixed Rate	Entity/Obligation	September 30, 2009 (4)	Value	Paid (Received)	(Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Deutsche Bank AG	04/20/14	2,000	2.72%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.219%	$153,618	$—	$153,618
Deutsche Bank AG	05/20/17	1,300	1.04%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.440%	(29,230)	—	(29,230)
Morgan Stanley Capital Services, Inc.	08/20/11	1,300	1.38%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.810%	16,037	—	16,037
Morgan Stanley Capital Services, Inc.	09/20/12	100	3.80%	Ford Motor Credit Co., 7.00%, due 10/01/13	5.493%	(4,403)	—	(4,403)
Barclays Bank PLC	06/20/10	900	4.00%	GAZPROM	1.516%	27,335	—	27,335
Barclays Bank PLC	09/20/10	300	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	1.285%	(679)	—	(679)
Goldman Sachs Capital Markets, L.P.	12/20/09	100	0.83%	General Electric Capital Corp., 6.00%, due 06/15/12	1.280%	(79)	—	(79)
Deutsche Bank AG	09/20/12	600	5.40%	GMAC LLC, 6.875%, due 08/28/12	6.788%	(20,455)	—	(20,455)
BNP Paribas	09/20/12	1,400	0.87%	Morgan Stanley, 6.60%, due 04/01/12	1.361%	(19,332)	—	(19,332)
Goldman Sachs Capital Markets, L.P.	12/20/09	1,750	2.00%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	0.600%	15,386	—	15,386
Barclays Bank PLC	04/20/14	2,000	3.43%	Russian Federation, 7.50%, due 03/31/30	2.083%	144,724	—	144,724
Deutsche Bank AG	05/20/14	6,000	3.56%	Russian Federation, 7.50%, due 03/31/30	2.088%	457,209	—	457,209
Deutsche Bank AG	06/20/14	3,300	2.98%	Russian Federation, 7.50%, due 03/31/30	2.093%	155,739	—	155,739
Barclays Bank PLC	04/20/14	13,000	2.79%	United Mexican States, 7.50%, due 04/08/33	1.540%	862,714	—	862,714
Deutsche Bank AG	04/20/14	2,000	2.83%	United Mexican States, 7.50%, due 04/08/33	1.540%	135,429	—	135,429

						$1,894,013	$—	$1,894,013

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)		Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)
Credit default swaps — Buy Protection (2)
Bank of America N.A.	03/20/11		$100	0.29%	Alcan, Inc., 6.45%, due 03/15/11	$(141)	$—	$(141)
Citigroup, Inc.	06/20/15		1,200	0.62%	American Electric Power, 5.25%, due 06/01/15	(9,813)	—	(9,813)
Morgan Stanley Capital Services, Inc.	06/20/15		100	0.47%	American Electric Power, 5.25%, due 06/01/15	(13)	—	(13)
Merrill Lynch & Co.	12/20/17		1,900	1.37%	American General Finance Corp., 6.90%, due 12/15/17	679,588	—	679,588
Merrill Lynch & Co.	12/20/17		500	1.37%	American General Finance Corp., 6.90%, due 12/15/17	178,820	—	178,820
Royal Bank of Scotland PLC	12/20/17		2,000	1.30%	American General Finance Corp., 6.90%, due 12/15/17	721,602	—	721,602
Bank of America N.A.	12/20/12		1,100	0.62%	Autozone, Inc., 5.875%, due 10/15/12	(1,047)	—	(1,047)
Bank of America N.A.	12/20/12		400	0.62%	Autozone, Inc., 5.875%, due 10/15/12	(381)	—	(381)
Bank of America N.A.	06/20/16		1,400	0.87%	Autozone, Inc., 6.95%, due 06/15/16	(16,903)	—	(16,903)
Deutsche Bank AG	06/20/16		1,000	0.72%	Autozone, Inc., 6.95%, due 06/15/16	(2,931)	—	(2,931)
UBS AG	12/20/11		100	0.14%	BAE Holdings, Inc., 6.40%, due 12/15/11	569	—	569
JPMorgan Chase Bank	12/20/17		400	2.35%	Barclays Bank PLC, 4.50%, due 03/04/19	(29,041)	—	(29,041)
Royal Bank of Scotland PLC	03/20/18		100	2.22%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	(10,729)	—	(10,729)
Merrill Lynch & Co.	06/20/11		100	0.51%	Boston Scientific Corp., 6.00%, due 06/15/11	508	—	508
Goldman Sachs Capital Markets, L.P.	06/20/17		1,000	0.58%	Cardinal Health, Inc., 6.00%, due 06/15/17	(10,216)	—	(10,216)
Morgan Stanley Capital Services, Inc.	03/20/13		1,000	0.62%	Computer Sciences Corp., 5.50%, due 03/15/13	(12,573)	—	(12,573)
Bank of America N.A.	12/20/17		2,000	0.50%	Covidien Ltd., 6.00%, due 10/15/17	(12,855)	—	(12,855)
Merrill Lynch & Co.	03/20/12		100	0.23%	CSX Corp., 6.30%, due 03/15/12	594	—	594
Citigroup, Inc.	09/20/17		900	1.00%	Cytec Industries, Inc., 4.60%, due 07/01/13	35,032	80,149	(45,117)
Deutsche Bank AG	12/20/15		1,000	0.95%	Cytec Industries, Inc., 6.00%, due 10/01/15	32,450	—	32,450
BNP Paribas	06/20/11		100	4.03%	D. R. Horton, Inc., 6.00%, due 04/15/11	(4,503)	—	(4,503)
Barclays Bank PLC	06/20/18		6,832	1.50%	Dow Jones CDX NA IG 10 10Y	(59,912)	(162,513)	102,601
Deutsche Bank AG	06/20/18		683	1.50%	Dow Jones CDX NA IG 10 10Y	(5,963)	(10,381)	4,418
Goldman Sachs Capital Markets, L.P.	06/20/18		2,830	1.50%	Dow Jones CDX NA IG 10 10Y	(24,820)	(36,530)	11,710
Goldman Sachs Capital Markets, L.P.	06/20/18		1,952	1.50%	Dow Jones CDX NA IG 10 10Y	(17,036)	(56,860)	39,824
Morgan Stanley Capital Services, Inc.	06/20/18		3,611	1.50%	Dow Jones CDX NA IG 10 10Y	(31,518)	(32,198)	680
Barclays Bank PLC	06/20/13		781	1.55%	Dow Jones CDX NA IG 10 5Y	(4,172)	(9,505)	5,333
Deutsche Bank AG	06/20/13		5,954	1.55%	Dow Jones CDX NA IG 10 5Y	(31,811)	(13,902)	(17,909)
Goldman Sachs Capital Markets, L.P.	06/20/13		683	1.55%	Dow Jones CDX NA IG 10 5Y	(3,651)	(5,562)	1,911
Deutsche Bank AG	06/20/14		2,100	1.00%	Dow Jones CDX NA IG 12 5Y	8,626	64,915	(56,289)
Deutsche Bank AG	06/20/14		8,100	1.00%	Dow Jones CDX NA IG 12 5Y	33,271	213,743	(180,472)
Morgan Stanley Capital Services, Inc.	06/20/14		1,500	1.00%	Dow Jones CDX NA IG 12 5Y	6,161	53,911	(47,750)
Morgan Stanley Capital Services, Inc.	12/20/12		500	0.14%	Dow Jones CDX NA IG 5 7Y	23,205	—	23,205
Bank of America N.A.	12/20/16		1,847	0.65%	Dow Jones CDX NA IG 7 10Y	75,179	(8,397)	83,576
JPMorgan Chase Bank	12/20/16		583	0.65%	Dow Jones CDX NA IG 7 10Y	23,751	(2,692)	26,443
Barclays Bank PLC	12/20/17		195	0.80%	Dow Jones CDX NA IG 9 10Y	7,032	1,995	5,037
Morgan Stanley Capital Services, Inc.	12/20/17		1,659	0.80%	Dow Jones CDX NA IG 9 10Y	59,808	32,472	27,336
Goldman Sachs Capital Markets, L.P.	06/20/19		1,900	1.00%	Dow Jones CDX NA IG12 10Y	28,542	63,203	(34,661)
Goldman Sachs Capital Markets, L.P.	06/20/14		600	1.00%	Dow Jones CDX NA IG12 5Y	2,465	11,389	(8,924)
Barclays Bank PLC	06/20/13		100	1.00%	Embarq Corp., 7.08%, due 06/01/16	(2,062)	(1,796)	(266)
Bear Stearns International, Ltd.	06/20/10		100	0.16%	Gatx Financial Corp., 5.125%, due 04/15/10	745	—	745
Deutsche Bank AG	09/20/16		100	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	(733)	—	(733)
Barclays Bank PLC	06/20/15		300	2.93%	Health Care REIT, 5.875%, due 05/15/15	(12,351)	—	(12,351)
Bank of Nova Scotia	06/20/12		200	0.50%	HSBC Finance Corp., 7.00%, due 05/15/12	3,938	—	3,938
Deutsche Bank AG	06/20/17		300	1.00%	J.C. Penny Corp., 6.375%, due 10/15/36	22,988	19,330	3,658
Goldman Sachs Capital Markets, L.P.	12/20/17		100	0.72%	Kohls Corp., 6.25%, due 12/15/17	2,119	—	2,119
Bank of America N.A.	03/20/14		1,000	1.39%	Liberty Mutual Group, 5.75%, due 03/15/14	38,015	—	38,015
Goldman Sachs Capital Markets, L.P.	09/20/17		500	3.55%	Limited Brands, Inc., 6.90%, due 07/15/17	(25,145)	—	(25,145)
Morgan Stanley Capital Services, Inc.	09/20/14		1,400	5.00%	Macy’s Retail Holdings, Inc., 7.45%, due 07/15/17	(128,421)	(144,184)	15,763
Bank of America N.A.	09/20/15		1,000	0.99%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	(30,938)	—	(30,938)
Citigroup, Inc.	12/20/16		1,000	1.91%	Masco Corp., 6.125%, due 10/03/16	(1,137)	—	(1,137)
Bank of America N.A.	03/20/17		100	0.38%	McKesson HBOC, Inc., 5.70%, due 03/01/17	(999)	—	(999)
Morgan Stanley Capital Services, Inc.	12/20/17		100	0.73%	Motorola Inc., 6.00%, due 11/15/17	5,440	—	5,440
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	3,102	—	3,102
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	3,102	—	3,102
Morgan Stanley Capital Services, Inc.	03/20/19		1,000	1.47%	NiSource Financial, 6.80%, due 01/15/19	1,808	—	1,808
Bank of America N.A.	03/20/18		1,400	0.99%	Nordstrom, Inc., 6.25%, due 01/15/18	61,481		61,481
Morgan Stanley Capital Services, Inc.	06/20/16		200	0.39%	Omnicom Group, 5.90%, due 04/15/16	2,953	—	2,953
Merrill Lynch & Co.	12/20/11		100	0.28%	Orix Corp., 5.48%, due 11/22/11	6,674	—	6,674
Citigroup, Inc.	06/20/18		1,000	0.69%	Pearson, 6.25%, due 05/06/18	(5,706)	—	(5,706)
Merrill Lynch & Co.	04/15/20		300	1.95%	Race Point CLO, 7.01%, due 04/15/20	232,357	849	231,508
Merrill Lynch & Co.	04/15/20		300	4.03%	Race Point CLO, 9.61%, due 04/15/20	212,129	1,819	210,310
Barclays Bank PLC	06/20/13		500	1.45%	Rexam PLC, 6.75%, due 06/01/23	(6,847)	—	(6,847)
Bank of America N.A.	06/20/10		200	0.48%	Royal Caribbean Cruises, 8.00%, due 05/15/10	7,381	—	7,381
Merrill Lynch & Co.	12/15/19		235	3.78%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	142,930	1,038	141,892
Merrill Lynch & Co.	12/15/19		300	1.88%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	255,011	1,808	253,203
Citigroup, Inc.	09/20/13		100	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	1,337	—	1,337
Goldman Sachs Capital Markets, L.P.	12/20/16		500	1.47%	Simon Property Group LP, 5.25%, due 12/01/16	(469)	—	(469)
Deutsche Bank AG	03/20/12		100	0.42%	Southwest Airlines Co., 6.50%, due 03/01/12	2,279	—	2,279
Deutsche Bank AG	06/20/18		2,400	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	(46,975)	—	(46,975)
Bear Stearns International, Ltd.	12/20/16		200	1.07%	Sprint Nextel Corp., 6.00%, due 12/01/16	26,196	—	26,196
BNP Paribas	09/20/17		1,000	5.00%	Sprint Nextel Corp., 6.00%, due 12/01/16	(95,564)	(140,944)	45,380
Bank of America N.A.	06/20/18		600	1.49%	Starwood Hotels & Resort, 6.75%, due 05/15/18	56,506	—	56,506
BNP Paribas	06/20/11		100	1.76%	Tate & Lyle PLC, 6.125%, due 06/15/11	(1,264)	—	(1,264)
Barclays Bank PLC	03/20/19		600	2.80%	UBS AG, 1.45%, due 04/18/12	(86,258)	—	(86,258)
Deutsche Bank AG	03/20/14	EUR	500	2.20%	UBS AG, 1.45%, due 04/18/12	(41,865)	—	(41,865)
UBS AG	12/20/13	EUR	100	2.15%	UBS AG, 1.45%, due 04/18/12	(7,805)	—	(7,805)
UBS AG	12/20/13	EUR	300	1.85%	UBS AG, 2.55%, due 04/18/12	(17,770)	—	(17,770)
Bank of America N.A.	09/20/12		200	0.34%	UST, Inc., 6.625%, due 07/15/12	(1,141)	—	(1,141)
Citigroup, Inc.	06/20/13		1,000	1.17%	Vivendi, 5.75%, due 04/04/13	533	—	533
Bank of America N.A.	12/20/16		100	0.67%	Western Union Co., 5.93%, due 10/01/16	(963)	—	(963)
Bank of America N.A.	06/20/15		1,200	1.10%	XStrata Canada Corp., 5.375%, due 06/01/15	18,718	—	18,718
Bank of America N.A.	06/20/12		100	0.91%	XStrata Canada Corp., 7.35%, due 06/05/12	1,584	—	1,584

						$2,222,087	$(78,843)	$2,300,930

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at September 30, 2009:

		Notional			Upfront	Unrealized
		Amount#		Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)	Description	Value	Paid (Received)	(Depreciation)
Barclays Bank PLC	10/28/09	$9,390	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	$294,732	$—	$294,732
Credit Suisse International	10/28/09	10,100	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	317,001	—	317,001
Morgan Stanley Capital Services, Inc.	10/28/09	36,070	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	1,132,131	122,410	1,009,721
Merrill Lynch & Co.	10/30/09	4,746	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +10bps.	—	—	—
Merrill Lynch & Co.	03/31/10	3,407	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +11bps.	—	—	—
Credit Suisse International	01/29/10	5,466	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -10bps.	—	—	—
Credit Suisse International	01/29/10	2,345	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +10bps.	—	—	—

				$1,743,864	$122,410	$1,621,454

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices in active markets for identical securities
     Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$990,359,741	$84,310,257	$—
Preferred Stocks	743,907	—	—
Rights	17,326	—	—	(a)
Asset-Backed Securities	—	13,758,036	—
Bank Loans	—	4,396,042	—
Commerical Mortgage-Backed Securities	—	3,610,451	—
Corporate Obligations	—	194,441,431	—
Foreign Government Bonds	—	106,929,130	—
Municipal Bonds	—	8,927,875	—
Residential Mortgage-Backed Securities	—	29,963,829	79,871
U.S. Government Agency Obligations	—	258,345	—
U.S. Government Mortgage-Backed Obligations	—	58,875,292	—
U.S. Treasury Obligations	—	185,155,665	—
Repurchase Agreement	—	65,200,000	—
Affiliated Money Market Mutual Fund	222,823,573	—	—
Options Written	—	(300,568)	—
Securities Sold Short — U.S. Government Mortgage-Backed Obligations	—	(3,482,813)	—

	$1,213,944,547	$752,042,972	$79,871
Other Financial Instruments*	2,146,234	4,842,468	969,957

Total	$1,216,090,781	$756,885,440	$1,049,828

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Residential		Other Financial
	Common Stocks	Mortgage-Backed	Options Purchased	Instruments

Balance as of 12/31/08	$2,096,038	$1,026,225	$21,999	$2,444,854
Accrued discounts/premiums	—	4,422	—	—
Realized gain (loss)	—	4	—	— **
Change in unrealized appreciation (depreciation)	—	(40,240)	(21,999)	(1,474,897)
Net purchases (sales)	—	—	—	—
Transfers in and/or out of Level 3	(2,096,038)	(910,540)	—	—

Balance as of 9/30/09	$—	$79,871	$—	$969,957

**	The realized loss during the period for other financial instruments was $(48,691).

(a)	As of December 31, 2008 and September 30, 2009, the Portfolio had one level 3 security with a fair value of $0.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2009 categorized by risk exposure:

Derivative Fair Value
at 9/30/09
Credit contracts	$3,930,091
Equity contracts	2,510,139
Foreign exchange contracts	(772,798)
Interest rate contracts	2,007,985

Total	$7,675,417

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%

AFFILIATED MUTUAL FUNDS

AST DeAM Large-Cap Value Portfolio	4,530,515	$34,160,081
AST Federated Aggressive Growth Portfolio	398,359	2,712,827
AST Goldman Sachs Mid-Cap Growth Portfolio*	4,363	18,237
AST International Growth Portfolio	2,643,864	25,856,991
AST International Value Portfolio	1,852,740	26,012,474
AST Jennison Large-Cap Growth Portfolio	161,791	1,611,437
AST Jennison Large-Cap Value Portfolio	159,380	1,587,427
AST Large-Cap Value Portfolio	4,657,287	52,999,926
AST Marsico Capital Growth Portfolio	2,589,966	39,496,975
AST MFS Growth Portfolio	4,864,784	39,258,806
AST Mid-Cap Value Portfolio	316,217	2,887,058
AST Money Market Portfolio	27,242	27,242
AST Neuberger Berman Mid-Cap Growth Portfolio*	190,337	2,961,648
AST Parametric Emerging Markets Equity Portfolio	789,701	6,143,871
AST Small-Cap Growth Portfolio	191,171	2,712,715
AST Small-Cap Value Portfolio	609,162	6,286,554
AST T. Rowe Price Large-Cap Growth Portfolio*	1,839,610	18,138,551
AST T. Rowe Price Natural Resources Portfolio	183,666	3,225,181

TOTAL LONG-TERM INVESTMENTS (cost $265,827,410)		266,098,001

SHORT-TERM INVESTMENT — 0.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $1,568,238)	1,568,238	1,568,238

TOTAL INVESTMENTS(w) — 100.1% (cost $267,395,648)		267,666,239

Liabilities in excess of other assets — (0.1)%		(311,968)

NET ASSETS — 100.0%		$267,354,271

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$267,666,239	$—	$—

	$267,666,239	$—	$—
Other Financial Instruments*	—	—	—

Total	$267,666,239	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%

COMMON STOCKS

Aerospace & Defense — 1.5%
Northrop Grumman Corp.	34,900	$1,806,075
Raytheon Co.	18,800	901,836

		2,707,911

Agriculture — 1.5%
Archer-Daniels-Midland Co.	57,000	1,665,540
Bunge Ltd. (Bermuda)(a)	14,800	926,628

		2,592,168

Automotive Parts — 0.2%
Magna International, Inc. (Class A Stock) (Canada)	7,400	314,648

Beverages — 1.3%
Coca-Cola Enterprises, Inc.	86,800	1,858,388
Constellation Brands, Inc. (Class A Stock)*	34,400	521,160

		2,379,548

Broadcasting — 0.8%
CBS Corp. (Class B Stock)(a)	117,700	1,418,285

Building Materials — 0.5%
Masco Corp.(a)	66,600	860,472

Chemicals — 1.3%
E.I. du Pont de Nemours & Co.	73,800	2,371,932

Clothing & Apparel — 0.5%
Jones Apparel Group, Inc.	46,900	840,917

Commercial Services — 0.8%
Hertz Global Holdings, Inc.*(a)	123,300	1,335,339

Computer Hardware — 2.3%
Dell, Inc.*	119,500	1,823,570
Hewlett-Packard Co.	9,200	434,332
International Business Machines Corp.	6,800	813,348
Western Digital Corp.*	29,600	1,081,288

		4,152,538

Conglomerates — 0.7%
Altria Group, Inc.	66,600	1,186,146

Consumer Products & Services — 1.1%
Procter & Gamble Co.	32,500	1,882,400

Containers & Packaging — 0.3%
Sonoco Products Co.	18,300	503,982

Diversified Machinery — 0.2%
Deere & Co.	8,400	360,528

Diversified Manufacturing — 2.2%
Cooper Industries PLC (Class A Stock) (Ireland)	22,000	826,540
Ingersoll-Rand PLC (Ireland)(a)	53,300	1,634,711
SPX Corp.(a)	7,700	471,779
Textron, Inc.(a)	46,000	873,080

		3,806,110

Electric — 0.9%
Alliant Energy Corp.	24,900	693,465
American Electric Power Co., Inc.	12,200	378,078
RRI Energy, Inc.*(a)	84,500	603,330

		1,674,873

Electronic Components & Equipment — 2.7%
General Electric Co.	287,400	4,719,108

Electronics — 1.5%
AU Optronics Corp., ADR (Taiwan)(a)	89,713	868,422
Tyco Electronics Ltd. (Switzerland)	74,900	1,668,772
Vishay Intertechnology, Inc.*	5,900	46,610

		2,583,804

Entertainment & Leisure — 0.2%
Walt Disney Co. (The)	15,000	411,900

Financial — Bank & Trust — 8.6%
Bank of America Corp.	231,000	3,908,520
BB&T Corp.(a)	51,900	1,413,756
Capital One Financial Corp.	18,087	646,248
Deutsche Bank AG (Germany)(a)	20,800	1,596,816
Regions Financial Corp.	80,800	501,768
U.S. Bancorp	126,800	2,771,848
Wells Fargo & Co.(a)	156,800	4,418,624

		15,257,580

Financial Services — 7.0%
Goldman Sachs Group, Inc. (The)	25,300	4,664,055
JPMorgan Chase & Co.	124,600	5,459,972
Morgan Stanley	75,500	2,331,440

		12,455,467

Food — 1.0%
Kraft Foods, Inc. (Class A Stock)	44,400	1,166,388
Smithfield Foods, Inc.*(a)	37,300	514,740

		1,681,128

Gas — 0.5%
NiSource, Inc.	66,700	926,463

Hand/Machine Tools — 0.3%
Black & Decker Corp. (The)	11,400	527,706

Healthcare Products — 0.1%
Hospira, Inc.*	4,100	182,860

Healthcare Providers & Services — 0.9%
Aetna, Inc.	57,800	1,608,574

Home Builders — 1.5%
D.R. Horton, Inc.(a)	47,400	540,834
NVR, Inc.*(a)	2,100	1,338,477
Pulte Homes, Inc.(a)	70,600	775,894

		2,655,205

Home Furnishings — 0.7%
Whirlpool Corp.(a)	18,700	1,308,252

Household Products / Wares — 0.3%
Kimberly-Clark Corp.	7,500	442,350

Insurance — 7.5%
ACE Ltd. (Switzerland)*	33,400	1,785,564
Allstate Corp. (The)	56,000	1,714,720

Chubb Corp. (The)	11,400	574,674
Fidelity National Financial, Inc. (Class A Stock)	23,600	355,888
Genworth Financial, Inc. (Class A Stock)	31,600	377,620
Lincoln National Corp.	52,000	1,347,320
MetLife, Inc.	53,000	2,017,710
PartnerRe Ltd. (Bermuda)	6,200	477,028
Travelers Cos., Inc. (The)	49,200	2,422,116
Unum Group	50,900	1,091,296
XL Capital Ltd. (Class A Stock) (Cayman Islands)	67,100	1,171,566

		13,335,502

Iron & Steel — 0.5%
AK Steel Holding Corp.	43,900	866,147

Machinery — Construction & Mining — 1.6%
Caterpillar, Inc.(a)	42,100	2,160,993
Terex Corp.*(a)	36,200	750,426

		2,911,419

Media — 5.4%
Comcast Corp. (Class A Stock)	25,100	423,939
News Corp. (Class A Stock)	310,300	3,720,497
Time Warner Cable, Inc.	57,700	2,486,293
Time Warner, Inc.	99,200	2,854,976

		9,485,705

Movies & Entertainment — 0.8%
Viacom, Inc. (Class B Stock)*	52,400	1,469,296

Oil & Gas — 16.2%
Apache Corp.	18,300	1,680,489
BP PLC, ADR (United Kingdom)(a)	14,500	771,835
Chevron Corp.	45,800	3,225,694
Cimarex Energy Co.	24,800	1,074,336
ConocoPhillips	85,200	3,847,632
Devon Energy Corp.	40,500	2,726,865
ENSCO International, Inc.	23,900	1,016,706
EOG Resources, Inc.	23,900	1,995,889
Exxon Mobil Corp.	83,100	5,701,491
Nexen, Inc. (Canada)	65,800	1,485,106
Occidental Petroleum Corp.	26,800	2,101,120
Rowan Cos., Inc.(a)	22,100	509,847
Transocean Ltd. (Switzerland)*	6,000	513,180
Valero Energy Corp.(a)	109,400	2,121,266

		28,771,456

Pharmaceuticals — 7.7%
Cardinal Health, Inc.	16,400	439,520
Eli Lilly & Co.	22,000	726,660
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	19,800	782,298
Merck & Co., Inc.(a)	120,600	3,814,578
Pfizer, Inc.	324,000	5,362,200
Schering-Plough Corp.	89,900	2,539,675

		13,664,931

Retail — 0.8%
Home Depot, Inc. (The)	54,500	1,451,880

Retail & Merchandising — 3.8%
AutoNation, Inc.*(a)	42,200	762,976
Foot Locker, Inc.	41,400	494,730
J.C. Penney Co., Inc.	32,200	1,086,750
Limited Brands, Inc.	67,000	1,138,330
Lowe’s Cos., Inc.	85,400	1,788,276
Macy’s, Inc.	79,000	1,444,910

		6,715,972

Semiconductors — 1.1%
Intel Corp.	21,300	416,841
Micron Technology, Inc.*(a)	184,600	1,513,720
Teradyne, Inc.*(a)	4,400	40,700

		1,971,261

Software — 1.3%
Microsoft Corp.	47,600	1,232,364
Symantec Corp.*	66,200	1,090,314

		2,322,678

Telecommunications — 10.4%
American Tower Corp. (Class A Stock)*	21,800	793,520
AT&T, Inc.(a)	265,200	7,163,052
Corning, Inc.	122,300	1,872,413
Crown Castle International Corp.*	28,200	884,352
Motorola, Inc.	200,900	1,725,731
Nokia Oyj, ADR (Finland)	47,300	691,526
Sprint Nextel Corp.*	563,000	2,223,850
Verizon Communications, Inc.	56,100	1,698,147
Vodafone Group PLC, ADR (United Kingdom)(a)	59,200	1,332,000

		18,384,591

Tobacco — 0.7%
Reynolds American, Inc.	28,200	1,255,464

TOTAL LONG-TERM INVESTMENTS (cost $184,089,702)		175,754,496

SHORT-TERM INVESTMENT — 19.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $35,301,733; includes $33,946,114 of cash collateral for securities on loan)(b)(w)	35,301,733	35,301,733

TOTAL INVESTMENTS — 119.1% (cost $219,391,435)		211,056,229

Liabilities in excess of other assets — (19.1)%		(33,802,864)

NET ASSETS — 100.0%		$177,253,365

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $32,748,791; cash collateral of $33,946,114 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$175,754,496	$—	$—
Affiliated Money Market Mutual Fund	35,301,733	—	—

	$211,056,229	$—	$—
Other Financial Instruments*	—	—	—

Total	$211,056,229	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS

Aerospace & Defense — 7.5%
Goodrich Corp.	225,800	$12,269,972
L-3 Communications Holdings, Inc.	192,600	15,469,632
Raytheon Co.(a)	584,700	28,048,059
United Technologies Corp.	119,000	7,250,670

		63,038,333

Agriculture — 2.1%
Archer-Daniels-Midland Co.	604,600	17,666,412

Automotive Parts & Equipment — 0.3%
WABCO Holdings, Inc.	115,820	2,432,220

Biotechnology — 3.9%
Amgen, Inc.*	484,600	29,187,458
Biogen Idec, Inc.*	64,320	3,249,446

		32,436,904

Chemicals — 1.5%
CF Industries Holdings, Inc.	98,300	8,476,409
Terra Industries, Inc.(a)	110,700	3,837,969

		12,314,378

Commercial Services — 2.3%
Apollo Group, Inc. (Class A Stock)*(a)	209,285	15,418,026
Hewitt Associates, Inc. (Class A Stock)*	113,400	4,131,162

		19,549,188

Computers — 0.4%
EMC Corp.*	203,700	3,471,048

Conglomerates — 0.4%
ITT Corp.	65,600	3,421,040

Distribution/Wholesale — 0.3%
WESCO International, Inc.*	78,300	2,255,040

Diversified Financial Services — 2.4%
BlackRock, Inc.	33,000	7,155,060
IntercontinentalExchange, Inc.*(a)	74,450	7,235,795
TD Ameritrade Holding Corp.*(a)	301,990	5,925,044

		20,315,899

Diversified Machinery — 0.6%
Flowserve Corp.	48,300	4,759,482

Diversified Manufacturing — 0.3%
Dover Corp.	72,600	2,813,976

Diversified Telecommunication Services — 1.0%
CenturyTel, Inc.	246,410	8,279,376

Electric — 0.9%
Public Service Enterprise Group, Inc.	246,150	7,738,956

Electronic Components & Equipment — 0.4%
Hubbell, Inc. (Class B Stock)	86,700	3,641,400

Electronics — 2.5%
Arrow Electronics, Inc.*	101,200	2,848,780
Dolby Laboratories, Inc. (Class A Stock)*	83,900	3,204,141
Thermo Fisher Scientific, Inc.*	336,700	14,703,689

		20,756,610

Engineering & Construction — 1.7%
Fluor Corp.	123,600	6,285,060
URS Corp.*	173,000	7,551,450

		13,836,510

Financial — Bank & Trust — 2.5%
Bank of America Corp.	415,900	7,037,028
Bank of New York Mellon Corp. (The)	207,800	6,024,122
State Street Corp.	156,700	8,242,420

		21,303,570

Financial Services — 2.0%
Goldman Sachs Group, Inc. (The)	60,700	11,190,045
Morgan Stanley	167,700	5,178,576

		16,368,621

Food — 0.9%
ConAgra Foods, Inc.	328,890	7,130,335

Food & Staples Retailing — 0.6%
Safeway, Inc.	251,655	4,962,637

Healthcare Providers & Services — 5.9%
Aetna, Inc.	107,300	2,986,159
AmerisourceBergen Corp.	158,600	3,549,468
Humana, Inc.*(a)	79,200	2,954,160
Medco Health Solutions, Inc.*(a)	394,166	21,801,321
Quest Diagnostics, Inc.	114,800	5,991,412
UnitedHealth Group, Inc.	494,413	12,380,102

		49,662,622

Insurance — 9.4%
ACE Ltd. (Switzerland)*	317,050	16,949,493
Arch Capital Group Ltd. (Bermuda)*	247,860	16,740,464
AXIS Capital Holdings Ltd. (Bermuda)	845,160	25,506,929
Loews Corp.	186,630	6,392,078
RenaissanceRe Holdings Ltd. (Bermuda)	117,520	6,435,395
Travelers Cos., Inc. (The)	133,700	6,582,051

		78,606,410

Internet — 2.2%
eBay, Inc.*	354,500	8,369,745
F5 Networks, Inc.*(a)	79,460	3,149,000
VeriSign, Inc.*(a)	291,700	6,910,373

		18,429,118

IT Services — 4.8%
Accenture PLC (Class A Stock) (Ireland)	513,563	19,140,493
SAIC, Inc.*	1,216,598	21,339,129

		40,479,622

Machinery & Equipment — 0.6%
Joy Global, Inc.(a)	95,555	4,676,462

Media — 4.9%
Comcast Corp. (Class A Stock)	1,403,315	23,701,990

Discovery Communications, Inc. (Class A Stock)*(a)	127,700	3,689,253
Time Warner, Inc.	469,115	13,501,130

		40,892,373

Movies & Entertainment — 0.7%
Viacom, Inc. (Class B Stock)*	223,300	6,261,332

Oil & Gas — 11.7%
Chevron Corp.	274,200	19,311,906
ConocoPhillips	75,725	3,419,741
Exxon Mobil Corp.	534,200	36,651,462
Noble Corp. (Switzerland)	173,820	6,598,207
Occidental Petroleum Corp.	407,400	31,940,160

		97,921,476

Oil & Gas Services — 1.0%
Cameron International Corp.*(a)	216,225	8,177,630

Oil, Gas and Consumable Fuel — 2.6%
Total SA, ADR (France)	363,540	21,543,380

Pharmaceuticals — 3.9%
Eli Lilly & Co.	387,650	12,804,079
Endo Pharmaceuticals Holdings, Inc.*	149,540	3,384,090
Forest Laboratories, Inc.*	216,320	6,368,461
Schering-Plough Corp.	372,620	10,526,515

		33,083,145

Retail — 3.8%
Advance Auto Parts, Inc.(a)	362,850	14,252,748
Home Depot, Inc. (The)	119,100	3,172,824
Ross Stores, Inc.	299,200	14,292,784

		31,718,356

Semiconductors — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)(a)	295,484	3,238,505
Texas Instruments, Inc.	649,500	15,386,655

		18,625,160

Software — 1.1%
Sybase, Inc.*	86,100	3,349,290
Symantec Corp.*	378,400	6,232,248

		9,581,538

Telecommunications — 4.0%
Amdocs Ltd. (Guernsey)*	169,900	4,566,912
Cisco Systems, Inc.*	102,600	2,415,204
Qwest Communications International, Inc.(a)	5,577,600	21,250,656
Verizon Communications, Inc.	174,723	5,288,865

		33,521,637

Tobacco — 5.6%
Lorillard, Inc.	349,100	25,938,130
Philip Morris International, Inc.	430,540	20,984,520

		46,922,650

TOTAL LONG-TERM INVESTMENTS (cost $746,396,332)		828,594,846

SHORT-TERM INVESTMENT — 10.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $85,131,658; includes $70,525,349 of cash collateral for securities on loan)(b)(w)	85,131,658	85,131,658

TOTAL INVESTMENTS — 109.1% (cost $831,527,990)		913,726,504

Liabilities in excess of other assets — (9.1)%		(76,063,055)

NET ASSETS — 100.0%		$837,663,449

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $68,267,490; cash collateral of $70,525,349 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$828,594,846	$—	$—
Affiliated Money Market Mutual Fund	85,131,658	—	—

	$913,726,504	$—	$—
Other Financial Instruments*	—	—	—

Total	$913,726,504	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%

COMMON STOCKS

Aerospace — 2.4%
General Dynamics Corp.	14,052	$907,759
Lockheed Martin Corp.	14,003	1,093,355
Northrop Grumman Corp.	42,776	2,213,658
Raytheon Co.	8,026	385,007

		4,599,779

Automobile Manufacturers — 0.3%
Navistar International Corp.*	7,128	266,730
WABCO Holdings, Inc.	16,084	337,764

		604,494

Beverages — 0.6%
Coca-Cola Co. (The)	10,445	560,897
Coca-Cola Enterprises, Inc.	14,621	313,036
PepsiCo, Inc.	3,590	210,589

		1,084,522

Biotechnology — 1.8%
Amgen, Inc.*	52,001	3,132,020
Talecris Biotherapeutics Holdings Corp.*	10,908	207,252

		3,339,272

Business Services — 0.2%
Harte-Hanks, Inc.	8,895	123,018
Manpower, Inc.	2,754	156,179

		279,197

Cable Television — 0.7%
Comcast Corp. (Class A Stock)	78,889	1,332,435

Chemicals — 2.2%
Ashland, Inc.	19,337	835,745
CF Industries Holdings, Inc.	4,308	371,479
Dow Chemical Co. (The)	10,821	282,103
E.I. du Pont de Nemours & Co.	46,333	1,489,143
Minerals Technologies, Inc.	2,557	121,611
OM Group, Inc.*	9,002	273,571
Terra Industries, Inc.(a)	18,208	631,271
Valspar Corp. (The)	8,552	235,266

		4,240,189

Clothing & Apparel — 0.6%
Columbia Sportswear Co.(a)	2,177	89,605
Jones Apparel Group, Inc.	27,130	486,441
Polo Ralph Lauren Corp.	7,036	539,098
Timberland Co. (Class A Stock)*(a)	7,433	103,468

		1,218,612

Commercial Banks — 0.3%
Canadian Imperial Bank of Commerce (Canada)	8,744	533,471
Cullen / Frost Bankers, Inc.	1,245	64,292
Keycorp	2,967	19,286

		617,049

Commercial Services — 0.6%
Convergys Corp.*	18,587	184,755
Western Union Co. (The)	53,367	1,009,703

		1,194,458

Computer Hardware — 6.8%
Apple, Inc.*	12,717	2,357,350
EMC Corp.*	26,456	450,810
Hewlett-Packard Co.	63,084	2,978,196
International Business Machines Corp.	42,505	5,084,023
Western Digital Corp.*	54,377	1,986,392

		12,856,771

Computer Services & Software — 4.5%
Accenture PLC (Ireland)	49,853	1,858,021
Autodesk, Inc.*	7,837	186,521
Computer Sciences Corp.*	31,824	1,677,443
Diebold, Inc.	5,367	176,735
Microsoft Corp.	145,128	3,757,364
Novell, Inc.*	35,343	159,397
Parametric Technology Corp.*	13,193	182,327
Sybase, Inc.*(a)	5,894	229,277
Synaptics, Inc.*(a)	403	10,156
Synopsys, Inc.*	17,813	399,367

		8,636,608

Conglomerates — 0.6%
Altria Group, Inc.	37,065	660,128
Philip Morris International, Inc.(a)	10,064	490,519

		1,150,647

Construction — 2.1%
EMCOR Group, Inc.*	56,976	1,442,632
Fluor Corp.	21,604	1,098,564
NVR, Inc.*(a)	1,570	1,000,671
Shaw Group, Inc. (The)*	12,382	397,338

		3,939,205

Consumer Products & Services — 6.9%
Blyth, Inc.	1,766	68,397
Clorox Co.	2,819	165,814
Hasbro, Inc.	33,196	921,189
Johnson & Johnson	86,506	5,267,350
Kimberly-Clark Corp.	29,542	1,742,387
Procter & Gamble Co.	55,612	3,221,047
Rent-A-Center, Inc.*	30,247	571,063
Reynolds American, Inc.	25,201	1,121,949

		13,079,196

Distribution/Wholesale — 0.1%
Ingram Micro, Inc. (Class A Stock)*	3,929	66,203
Tech Data Corp.*	5,070	210,963

		277,166

Diversified Financial Services — 0.9%
American Express Co.	13,079	443,378
BlackRock, Inc.	1,635	354,501
E*Trade Financial Corp.*	48,312	84,546
Legg Mason, Inc.	2,955	91,693
SLM Corp.*	2,025	17,658
TD Ameritrade Holding Corp.*	35,090	688,466

		1,680,242

Diversified Manufacturing — 0.5%
Acuity Brands, Inc.	8,536	274,945
Carlisle Cos., Inc.	18,251	618,891

		893,836

Diversified Telecommunication Services — 0.3%
Qwest Communications International, Inc.(a)	164,369	626,246

Educational Services
Apollo Group, Inc. (Class A Stock)*	687	50,611

Electronic Components & Equipment — 3.3%
Avnet, Inc.*	7,024	182,413
Celestica, Inc. (Canada)*	126,559	1,199,779
Duke Energy Corp.	4,027	63,385
Emerson Electric Co.	20,572	824,526
General Electric Co.	158,548	2,603,358
GrafTech International Ltd.*	26,415	388,301
Harman International Industries, Inc.	14,558	493,225
Parker Hannifin Corp.	11,213	581,282

		6,336,269

Electronics — 0.5%
Arrow Electronics, Inc.*	13,927	392,045
Brady Corp. (Class A Stock)	11,912	342,113
PerkinElmer, Inc.	6,563	126,272

		860,430

Energy Services — 0.7%
DTE Energy Co.	19,099	671,139
Integrys Energy Group, Inc.	8,040	288,556
NRG Energy, Inc.*(a)	9,785	275,839

		1,235,534

Entertainment & Leisure — 0.7%
NetFlix, Inc.*(a)	4,815	222,308
Walt Disney Co. (The)	33,187	911,315
WMS Industries, Inc.*(a)	5,689	253,502

		1,387,125

Exchange Traded Funds — 0.3%
Financial Select Sector SPDR	37,175	555,394

Farming & Agriculture — 0.8%
Bunge Ltd. (Bermuda)(a)	23,818	1,491,245

Financial — Bank & Trust — 3.9%
Bank of America Corp.	153,912	2,604,191
Discover Financial Services	2,623	42,571
Fifth Third Bancorp	19,476	197,292
First Horizon National Corp.*	7,846	103,803
Huntington Bancshares, Inc.	47,544	223,932
Marshall & Ilsley Corp.	2,793	22,540
PNC Financial Services Group, Inc.	2,099	101,990
Regions Financial Corp.	7,315	45,426
State Street Corp.	4,193	220,552
SunTrust Banks, Inc.	3,647	82,240
Toronto-Dominion Bank (The) (Canada)	10,438	672,729
U.S. Bancorp	59,574	1,302,288
Wells Fargo & Co.	62,690	1,766,604
Zions Bancorp(a)	4,390	78,888

		7,465,046

Financial — Brokerage — 0.3%
Janus Capital Group, Inc.	15,305	217,025
NYSE Euronext, Inc.	9,780	282,544

		499,569

Financial Services — 5.4%
Bank of New York Mellon Corp. (The)	38,950	1,129,161
Broadridge Financial Solutions, Inc.	15,221	305,942
Capital One Financial Corp.	5,491	196,193
Citigroup, Inc.	171,841	831,710
CME Group, Inc.	1,888	581,863
Federated Investors, Inc. (Class B Stock)	3,963	104,504
Goldman Sachs Group, Inc. (The)	7,937	1,463,186
JPMorgan Chase & Co.	86,603	3,794,944
Morgan Stanley	41,610	1,284,917
Royal Bank of Canada (Canada)(a)	11,033	591,038

		10,283,458

Food — 0.7%
Archer-Daniels-Midland Co.	18,276	534,025
ConAgra Foods, Inc.	1,640	35,555
Fresh Del Monte Produce, Inc. (Cayman Islands)*	5,854	132,359
Kraft Foods, Inc. (Class A Stock)	21,512	565,120
Tyson Foods, Inc. (Class A Stock)(a)	460	5,810

		1,272,869

Healthcare Products — 0.7%
Boston Scientific Corp.*(a)	40,305	426,830
CR Bard, Inc.	6,960	547,126
Hill-Rom Holdings, Inc.(a)	18,717	407,656

		1,381,612

Healthcare Services — 1.1%
AMERIGROUP Corp.*	2,146	47,577
Coventry Health Care, Inc.*	47,048	939,078
Humana, Inc.*(a)	11,881	443,161
Magellan Health Services, Inc.*	1,724	53,548
WellCare Health Plans, Inc.*	6,569	161,926
WellPoint, Inc.*	8,864	419,799

		2,065,089

Hotels & Motels — 0.2%
Wyndham Worldwide Corp.	25,592	417,661

Industrial Products — 0.4%
Dover Corp.	19,031	737,642

Insurance — 3.0%
ACE Ltd. (Switzerland)*	25,611	1,369,164
AFLAC, Inc.	1,739	74,325
Allstate Corp. (The)	645	19,750
American Financial Group, Inc.	21,199	540,574
American International Group, Inc.*	1,464	64,577
Aspen Insurance Holdings Ltd. (Bermuda)	28,310	749,366
AXIS Capital Holdings Ltd. (Bermuda)	10,214	308,259

Endurance Specialty Holdings Ltd. (Bermuda)	4,861	177,281
Genworth Financial, Inc. (Class A Stock)	18,207	217,574
Hartford Financial Services Group, Inc. (The)	5,019	133,003
Lincoln National Corp.	4,619	119,678
MetLife, Inc.	19,058	725,538
Principal Financial Group, Inc.	30,151	825,836
StanCorp Financial Group, Inc.	2,427	97,978
Travelers Cos., Inc. (The)	6,545	322,210

		5,745,113

Internet Services — 2.0%
Cisco Systems, Inc.*	70,175	1,651,920
Google, Inc. (Class A Stock)*	3,352	1,662,089
Symantec Corp.*	11,405	187,840
Yahoo!, Inc.*	21,308	379,496

		3,881,345

Machinery — 0.1%
Rockwell Automation, Inc.	4,279	182,285

Machinery & Equipment — 0.3%
Cummins, Inc.	3,551	159,120
Flowserve Corp.	2,284	225,065
Lincoln Electric Holdings, Inc.	3,304	156,775

		540,960

Media — 1.0%
Time Warner, Inc.	67,837	1,952,349

Medical Supplies & Equipment — 1.4%
Baxter International, Inc.	18,317	1,044,252
Becton, Dickinson and Co.	23,267	1,622,873

		2,667,125

Metals & Mining — 1.1%
Allegheny Technologies, Inc.(a)	3,377	118,161
Alpha Natural Resources, Inc.*(a)	29,002	1,017,970
Mueller Industries, Inc.	11,211	267,607
Newmont Mining Corp.	269	11,841
Reliance Steel & Aluminum Co.	7,196	306,262
Timken Co.	10,466	245,219
Worthington Industries, Inc.	7,879	109,518

		2,076,578

Miscellaneous Manufacturing — 0.5%
3M Co.	6,925	511,065
Honeywell International, Inc.	9,933	369,011

		880,076

Office Equipment — 0.2%
Herman Miller, Inc.	17,100	289,161

Oil & Gas — 12.3%
Apache Corp.	7,129	654,656
Chevron Corp.(k)	66,358	4,673,594
ConocoPhillips	71,507	3,229,256
ENSCO International, Inc.	3,880	165,055
Exxon Mobil Corp.	110,155	7,557,735
Helix Energy Solutions Group, Inc.*	32,286	483,644
Hess Corp.	7,413	396,299
Murphy Oil Corp.	25,757	1,482,830
National Oilwell Varco, Inc.*	4,328	186,667
New Jersey Resources Corp.	1,134	41,176
Occidental Petroleum Corp.	40,409	3,168,066
Tesoro Corp.	5,083	76,143
UGI Corp.	5,229	131,039
Valero Energy Corp.(a)	55,873	1,083,377

		23,329,537

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	82,503	1,857,967
Eli Lilly & Co.	65,528	2,164,390
Herbalife Ltd. (Cayman Islands)	1,393	45,607
Pfizer, Inc.	233,931	3,871,558
Wyeth	1,303	63,300

		8,002,822

Printing & Publishing — 0.7%
Gannett Co., Inc.(a)	13,286	166,208
RR Donnelley & Sons Co.	53,064	1,128,140

		1,294,348

Railroads — 1.4%
CSX Corp.	16,775	702,201
Norfolk Southern Corp.	14,906	642,598
Union Pacific Corp.	22,686	1,323,728

		2,668,527

Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co. (Class A Stock)(a)	1,537	22,671
Boston Properties, Inc.	298	19,534
Equity Residential Properties Trust	857	26,310
Host Hotels & Resorts, Inc.	1,708	20,103
HRPT Properties Trust(a)	20,539	154,453
Kimco Realty Corp.	2,658	34,660
ProLogis	5,471	65,215
Public Storage, Inc.	5,024	378,006
Simon Property Group, Inc.	5,933	411,928
Vornado Realty Trust	239	15,394

		1,148,274

Restaurants — 1.2%
McDonald’s Corp.	35,782	2,042,079
Panera Bread Co. (Class A Stock)*	3,009	165,495

		2,207,574

Retail & Merchandising — 4.9%
Barnes & Noble, Inc.(a)	16,364	363,608
Dollar Tree, Inc.*	2,442	118,877
Family Dollar Stores, Inc.	14,666	387,182
Gap, Inc. (The)	94,714	2,026,880
General Mills, Inc.	15,995	1,029,758
Home Depot, Inc. (The)	6,504	173,267
Kroger Co. (The)	22,814	470,881
RadioShack Corp.	51,841	859,005
Ross Stores, Inc.	18,523	884,844
SUPERVALU, Inc.	66,686	1,004,291
Wal-Mart Stores, Inc.	37,266	1,829,388

World Fuel Services Corp.	4,578	220,064

		9,368,045

Retail — Automotive — 0.1%
AutoNation, Inc.*(a)	11,529	208,444

Semiconductors — 3.7%
Amkor Technology, Inc.*	96,984	667,250
Analog Devices, Inc.	2,762	76,176
Broadcom Corp. (Class A Stock)*(a)	14,751	452,708
Intel Corp.	137,960	2,699,877
LSI Corp.*	198,676	1,090,731
Maxim Integrated Products, Inc.	10,582	191,958
NVIDIA Corp.*	15,697	235,926
Texas Instruments, Inc.	40,800	966,552
Xilinx, Inc.	30,319	710,071

		7,091,249

Software — 0.6%
Oracle Corp.	54,304	1,131,695

Telecommunications — 4.0%
AT&T, Inc.	149,156	4,028,704
Nortel Networks Corp. (Canada)*	1,622	141
QUALCOMM, Inc.	4,553	204,794
Sprint Nextel Corp.*	42,974	169,747
Verizon Communications, Inc.	107,626	3,257,839

		7,661,225

Tobacco — 0.2%
Lorillard, Inc.	5,259	390,744

Transportation — 0.5%
Expeditors International of Washington, Inc.(a)	2,185	76,803
FedEx Corp.	3,746	281,774
United Parcel Service, Inc. (Class B Stock)(a)	6,808	384,448
UTI Worldwide, Inc. (British Virgin Islands)	19,211	278,175

		1,021,200

Utilities — 3.2%
Constellation Energy Group, Inc.	25,196	815,595
Edison International	34,684	1,164,689
Entergy Corp.	2,920	233,191
Exelon Corp.	8,756	434,473
FPL Group, Inc.	36,371	2,008,770
PG&E Corp.	4,656	188,521
Public Service Enterprise Group, Inc.	41,076	1,291,429

		6,136,668

TOTAL LONG-TERM INVESTMENTS (cost $181,484,563)		187,564,822

SHORT-TERM INVESTMENTS — 7.4%

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. GOVERNMENT AGENCY OBLIGATION — 1.6%
Federal Home Loan Bank(k)(n) (cost $3,000,000)
.001%	10/01/09	$3,000	3,000,000

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 5.8%
Dryden Core Investment Fund — Taxable Money Market Series (cost $11,166,197; represents cash collateral for securities on loan)(b)(w)	11,166,197	11,166,197

TOTAL SHORT-TERM INVESTMENTS (cost $14,166,197)		14,166,197

TOTAL INVESTMENTS — 106.0% (cost $195,650,760)		201,731,019

Liabilities in excess of other assets(x) — (6.0)%		(11,482,933)

NET ASSETS — 100.0%		$190,248,086

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $10,854,789; cash collateral of $11,166,197 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at September 30, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2009	Appreciation(1)
Long Position:
28	S&P 500 E-Mini Index	Dec 09	$1,428,980	$1,474,060	$45,080

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$187,564,822	$—	$—
U.S. Government Agency Obligation	—	3,000,000	—
Affiliated Money Market Mutual Fund	11,166,197	—	—

	$198,731,019	$3,000,000	$—
Other Financial Instruments*	45,080	—	—

Total	$198,776,099	$3,000,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%

AFFILIATED MUTUAL FUNDS
AST DeAM Large-Cap Value Portfolio	31,781,089	$239,629,407
AST Federated Aggressive Growth Portfolio	2,711,257	18,463,661
AST Goldman Sachs Mid-Cap Growth Portfolio*	40,643	169,888
AST High Yield Portfolio	4,603,987	30,017,997
AST International Growth Portfolio	18,070,146	176,726,028
AST International Value Portfolio	12,951,002	181,832,070
AST Jennison Large-Cap Growth Portfolio	1,109,508	11,050,695
AST Jennison Large-Cap Value Portfolio	1,092,004	10,876,362
AST Large-Cap Value Portfolio	32,262,841	367,151,131
AST Marsico Capital Growth Portfolio	17,525,530	267,264,337
AST MFS Growth Portfolio	33,287,126	268,627,109
AST Mid-Cap Value Portfolio	2,185,385	19,952,562
AST Money Market Portfolio	17,082,158	17,082,158
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,279,896	19,915,188
AST Parametric Emerging Markets Equity Portfolio	5,373,513	41,805,929
AST PIMCO Total Return Bond Portfolio	78,534,496	912,570,843
AST Small-Cap Growth Portfolio	1,382,387	19,616,077
AST Small-Cap Value Portfolio	3,704,992	38,235,515
AST T. Rowe Price Global Bond Portfolio	1,408,896	15,300,606
AST T. Rowe Price Large-Cap Growth Portfolio*	12,825,321	126,457,668
AST T. Rowe Price Natural Resources Portfolio	1,456,323	25,573,039
AST Western Asset Core Plus Bond Portfolio	22,862,186	226,107,018

TOTAL LONG-TERM INVESTMENTS(w) (cost $2,847,484,533)		3,034,425,288

SHORT-TERM INVESTMENTS — 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND — 0.9%
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $29,114,283)	29,114,283	29,114,283

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(k) (cost $1,798,883) .003%(n)	12/17/09	$1,800	1,799,685

TOTAL SHORT-TERM INVESTMENTS (cost $30,913,166)			30,913,968

TOTAL INVESTMENTS— 100.2% (cost $2,878,397,699)			3,065,339,256

Liabilities in excess of other assets(x) — (0.2)%			(6,454,319)

NET ASSETS — 100.0%			$3,058,884,937

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Security segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:
Futures contracts open at September 30, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2009	(Depreciation)
Long Positions:
79	10 Year U.S. Treasury Notes	Dec 09	$9,173,258	$9,347,922	$174,664
12	CAC 40 10 Euro	Oct 09	649,731	666,764	17,033
3	DAX Index	Dec 09	607,641	622,787	15,146
12	FTSE100 Index	Dec 09	951,512	976,347	24,835
26	Russell 2000	Dec 09	1,470,040	1,567,800	97,760
48	S&P 500	Dec 09	12,114,600	12,634,800	520,200
10	Topix Index	Dec 09	1,041,609	1,013,758	(27,851)

					$821,787

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2009 categorized by risk exposure:

Derivative Fair Value
at 9/30/09
Equity contracts	$647,123
Interest rate contracts	174,664

Total	$821,787

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$3,063,539,571	$—	$—
U.S. Treasury Obligation	—	1,799,685	—

	$3,063,539,571	$1,799,685	$—
Other Financial Instruments*	821,787	—	—

Total	$3,064,361,358	$1,799,685	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

				Principal
	Moody’s			Amount
	Ratings†	Interest Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 61.0%

ASSET-BACKED SECURITIES — 2.2%

Chase Issuance Trust,
Ser. 2005-A11, Class A(a)	Aaa	0.313%	12/15/14	$1,000	$980,737
Ser. 2007-A16, Class A16(a)	Aaa	0.599%	06/15/14	700	693,037
Citibank Credit Card Issuance Trust,
Ser. 2005-A3, Class A3(a)	Aaa	0.316%	04/24/14	1,000	983,654
Ser. 2006-A7, Class A7(a)	Aaa	0.359%	12/15/18	1,000	923,969
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.303%	11/15/15	1,000	965,118

TOTAL ASSET-BACKED SECURITIES (cost $4,061,953)					4,546,515

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.0%

Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	550	549,790
Bear Stearns Commercial Mortgage Securities,
Ser. 2006-PW12, Class A3(a)	Aaa	5.896%	09/11/38	798	751,401
Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	480	480,707
Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	1,000	977,312
Commercial Mortgage Pass-Through Certificates,
Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	1,085	1,096,678
Ser. 2006-C8, Class A2A	Aaa	5.219%	12/10/46	1,000	1,001,269
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	600	596,900
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	1,155	1,147,018
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	930	932,919
JPMorgan Chase Commercial Mortgage Securities Corp.,
Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	430	426,855
Ser. 2006-LDP7, Class A2(a)	Aaa	6.051%	04/15/45	1,000	1,014,873
Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	1,250	1,199,112
Ser. 2007-CB20, Class A2	Aaa	5.629%	02/12/51	1,000	1,000,213
Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	390	387,713
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	1,170	1,183,681
Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,000	1,009,228
Morgan Stanley Capital I,
Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	670	674,078
Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	600	594,378
Wachovia Bank Commercial Mortgage Trust,
Ser. 2005-C22, Class A3(a)	Aaa	5.459%	12/15/44	1,200	1,196,686
Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	1,334	1,362,885
Ser. 2006-C26, Class A2	Aaa	5.935%	06/15/45	600	605,063
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	600	602,326
Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	600	596,017
Ser. 2007-C33, Class A2(a)	Aaa	6.055%	02/15/51	1,000	1,001,834

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,380,666)					20,388,936

CORPORATE BONDS — 9.7%

Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500%	02/15/15	400	409,508

Banking — 1.2%
American Express Co., Sr. Unsec’d. Notes	A3	7.250%	05/20/14	245	275,274
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375%	05/15/14	525	584,149
JPMorgan Chase & Co., Sr. Notes	Aa3	3.700%	01/20/15	500	495,590
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	500	516,116
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	525	546,845

					2,417,974

Capital Goods — 0.5%
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900%	05/01/14	510	531,806
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	455	496,394

					1,028,200

Consumer — 0.5%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa2	5.450%	10/15/12	400	428,668
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	4.600%	01/15/14	550	590,862

					1,019,530

Electric — 0.3%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	165	178,698
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	350	383,865

					562,563

Energy — Integrated — 1.7%
Cenovus Energy, Inc. (Canada), Sr. Notes, 144A	Baa2	4.500%	09/15/14	500	510,879
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.950%	03/03/14	630	663,335
ConocoPhillips, Gtd. Notes	A1	4.750%	02/01/14	965	1,038,216
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	06/15/14	270	291,261
Shell International Finance B.V. (Netherlands), Gtd. Notes	Aa1	4.000%	03/21/14	650	682,770
Statoilhydro ASA (Norway), Sr. Unsec’d. Notes	Aa2	3.875%	04/15/14	300	314,144

					3,500,605

Energy — Other — 0.3%
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	12/15/13	500	540,060

Foods — 1.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.200%	01/15/14	515	579,811
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	565	597,489
Kellogg Co., Sr. Unsec’d. Notes, Ser. B	A3	6.600%	04/01/11	500	535,866
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	360	401,622
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	400	408,873

					2,523,661

Healthcare & Pharmaceutical — 1.2%
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	500	527,974
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	5.350%	03/15/15	500	553,654
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.000%	03/01/14	575	621,619
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.550%	12/01/13	630	689,720

					2,392,967

Pipelines & Other — 0.3%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12	700	725,308

Retailers — 1.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	529,094
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	725	749,033
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/01/14	800	812,198

					2,090,325

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.850%	02/15/14	1,000	1,063,695
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	560	607,458
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	4.949%	01/15/15	500	530,404
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	360	397,536

					2,599,093

TOTAL CORPORATE BONDS (cost $18,636,602)					19,809,794

MUNICIPAL BOND — 0.3%

State of California, Taxable G.O., Var. Purp. 3 (cost $503,090)	Baa1	5.450%	04/01/15	500	528,135

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.2%

Citigroup Funding, Inc., FDIC Gtd. Notes	1.875%	11/15/12	875	875,000
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)	0.533%	12/26/12	15,245	15,371,976
PNC Funding Corp., FDIC Gtd. Notes(a)	0.797%	04/01/12	34,400	34,562,024
Federal National Mortgage Association(c)	5.375%	06/12/17	290	327,612

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $50,829,423)				51,136,612

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 2.3%

Federal Home Loan Mortgage Corporation	5.000%	09/01/35	406	421,063
Federal National Mortgage Association	5.500%	02/01/34	3,982	4,189,290

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $4,361,294)				4,610,353

U.S. TREASURY OBLIGATIONS — 11.3%

U.S. Treasury Bonds	4.250%	05/15/39	325	336,223
U.S. Treasury Bonds	4.500%	08/15/39	315	339,609
U.S. Treasury Inflation Index Bonds	1.875%	07/15/13	956	987,317
U.S. Treasury Notes	2.375%	09/30/14	1,010	1,012,606
U.S. Treasury Notes	3.625%	08/15/19	2,180	2,237,565
U.S. Treasury Notes	4.000%	08/15/18	2,230	2,354,218
U.S. Treasury Strips(d)	3.260%	02/15/16	11,195	9,243,890
U.S. Treasury Strips(c)(d)	3.790%	11/15/19	2,345	1,608,372
U.S. Treasury Strips(d)	4.300%	05/15/24	1,065	571,713
U.S. Treasury Strips(d)	4.650%	05/15/20	3,500	2,330,853
U.S. Treasury Strips(d)(e)	3.990%	05/15/21	2,925	1,847,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,791,917)				22,869,366

TOTAL LONG-TERM INVESTMENTS (cost $117,564,945)				123,889,711

SHORT-TERM INVESTMENT — 30.1%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $60,979,679)(f)	60,979,679	60,979,679

TOTAL INVESTMENTS — 91.1% (cost $178,544,624)		184,869,390

Other assets in excess of liabilities(g) — 8.9%		17,982,450

NET ASSETS — 100.0%		$202,851,840

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corporation

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of September 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.

(b)	Standard & Poor’s Rating

(c)	Security segregated as collateral for futures contracts.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(e)	Security segregated as collateral for swap contracts.

(f)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(g)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and interest rate swaps as follows:

Futures contracts open at September 30, 2009:

				Value at
Number of		Expiration	Value at Trade	September 30,	Unrealized
Contracts	Type	Date	Date	2009	Appreciation(Depreciation)(1)
Long Position:
60	10 Year U.S. Treasury Notes	Dec. 2009	$7,034,586	$7,099,688	$65,102

Short Positions:
68	2 Year U.S. Treasury Notes	Dec. 2009	14,727,216	14,753,875	(26,659)
105	5 Year U.S. Treasury Notes	Dec. 2009	12,054,238	12,189,844	(135,606)
11	U.S. Long Bonds	Dec. 2009	1,335,621	1,335,125	496

					(161,769)

					$(96,667)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

Interest rate swap agreements outstanding at September 30, 2009:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid/(Received)	(Depreciation)(c)
Citibank NA(a)	12/31/2015	$8,175	4.093%	3 month LIBOR	$781,221	$—	$781,221
Deutsche Bank AG (a)	12/31/2015	5,000	4.031%	3 month LIBOR	499,228	—	499,228
JPMorgan Chase Bank(a)	12/31/2015	19,600	3.800%	3 month LIBOR	1,377,010	—	1,377,010
JPMorgan Chase Bank(a)	12/31/2015	8,965	3.957%	3 month LIBOR	757,049	—	757,049
JPMorgan Chase Bank(a)	12/31/2015	10,201	4.107%	3 month LIBOR	992,223	—	992,223
JPMorgan Chase Bank(a)	12/31/2015	8,001	4.212%	3 month LIBOR	816,773	—	816,773
JPMorgan Chase Bank(a)	12/31/2015	1,010	4.382%	3 month LIBOR	121,709	—	121,709
JPMorgan Chase Bank(a)	12/31/2015	4,355	4.392%	3 month LIBOR	536,179	—	536,179
JPMorgan Chase Bank(a)	12/31/2015	6,936	4.493%	3 month LIBOR	915,408	—	915,408
JPMorgan Chase Bank(a)	12/31/2015	3,700	4.580%	3 month LIBOR	509,917	—	509,917
JPMorgan Chase Bank(a)	12/31/2015	11,400	4.609%	3 month LIBOR	1,619,316	—	1,619,316
JPMorgan Chase Bank(a)	12/31/2015	3,562	4.622%	3 month LIBOR	504,475	—	504,475
JPMorgan Chase Bank(a)	12/31/2015	4,523	4.843%	3 month LIBOR	740,912	—	740,912
JPMorgan Chase Bank(a)	12/31/2015	1,329	4.898%	3 month LIBOR	224,161	—	224,161
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	4,400	2.729%	3 month LIBOR	(25,541)	—	(25,541)
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	1,200	2.744%	3 month LIBOR	(6,339)	—	(6,339)
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	5,700	3.045%	3 month LIBOR	82,686	—	82,686
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	2,300	3.091%	3 month LIBOR	40,548	—	40,548
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	2,300	3.535%	3 month LIBOR	97,756	—	97,756
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	2,500	3.787%	3 month LIBOR	144,151	—	144,151
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	22,250	3.943%	3 month LIBOR	1,850,561	—	1,850,561
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	4,900	4.184%	3 month LIBOR	493,705	—	493,705
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	19,500	4.256%	3 month LIBOR	2,089,997	—	2,089,997
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	31,000	4.346%	3 month LIBOR	3,489,479	—	3,489,479
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	7,010	4.597%	3 month LIBOR	991,120	—	991,120
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	2,056	4.725%	3 month LIBOR	313,302	—	313,302
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	3,620	4.793%	3 month LIBOR	574,183	—	574,183
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	15,500	2.311%	3 month LIBOR	(521,674)	—	(521,674)
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,300	2.591%	3 month LIBOR	(23,098)	—	(23,098)
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	7,600	2.735%	3 month LIBOR	(37,962)	—	(37,962)
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	2,000	2.765%	3 month LIBOR	(12,859)	—	(12,859)
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,000	2.776%	3 month LIBOR	(3,378)	—	(3,378)
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	4,600	2.777%	3 month LIBOR	(15,151)	—	(15,151)
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	6,500	2.792%	3 month LIBOR	(13,366)	—	(13,366)
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	3,000	2.836%	3 month LIBOR	2,353	—	2,353
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	3,600	2.926%	3 month LIBOR	22,530	—	22,530
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	4,000	2.935%	3 month LIBOR	27,367	—	27,367
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	2,500	2.990%	3 month LIBOR	25,318	—	25,318
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,200	3.038%	3 month LIBOR	16,516	—	16,516
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,000	3.207%	3 month LIBOR	18,206		18,206
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	8,700	3.472%	3 month LIBOR	335,983	—	335,983
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,700	3.614%	3 month LIBOR	77,944	—	77,944
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,500	3.732%	3 month LIBOR	75,146	—	75,146
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,500	3.798%	3 month LIBOR	89,787	—	89,787
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	8,000	3.830%	3 month LIBOR	495,514	—	495,514
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	2,500	3.859%	3 month LIBOR	159,642	—	159,642
Citibank NA(b)	11/15/2012	875	1.963%	3 month LIBOR	(343)		(343)
Deutsche Bank AG (b)	11/15/2019	1,953	4.546%	3 month LIBOR	(261,449)	—	(261,449)
Deutsche Bank AG (b)	5/15/2020	1,972	4.246%	3 month LIBOR	(187,396)	—	(187,396)
Deutsche Bank AG (b)	5/15/2021	1,821	4.419%	3 month LIBOR	(207,531)	—	(207,531)
Deutsche Bank AG (b)	5/15/2021	1,815	4.446%	3 month LIBOR	(213,578)	—	(213,578)
JPMorgan Chase Bank(b)	12/10/2011	1,200	2.335%	3 month LIBOR	(32,034)	—	(32,034)
JPMorgan Chase Bank(b)	10/27/2013	14,480	3.535%	3 month LIBOR	(880,270)	—	(880,270)

JPMorgan Chase Bank(b)	12/31/2015	12,900	2.093%	3 month LIBOR	621,245	—	621,245
JPMorgan Chase Bank(b)	12/31/2015	2,500	2.206%	3 month LIBOR	101,803	—	101,803
JPMorgan Chase Bank(b)	12/31/2015	9,000	3.896%	3 month LIBOR	(718,618)	—	(718,618)
Merrill Lynch Capital Services, Inc.(b)	12/31/2015	2,800	2.885%	3 month LIBOR	(8,570)	—	(8,570)
Merrill Lynch Capital Services, Inc.(b)	12/31/2015	3,000	3.619%	3 month LIBOR	(140,811)	—	(140,811)
Merrill Lynch Capital Services, Inc.(b)	12/31/2015	1,200	3.727%	3 month LIBOR	(64,505)	—	(64,505)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	19,000	2.571%	3 month LIBOR	355,307	—	355,307
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,600	2.663%	3 month LIBOR	34,261	—	34,261
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,400	2.672%	3 month LIBOR	17,304	—	17,304
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,800	2.691%	3 month LIBOR	32,023	—	32,023
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,700	2.744%	3 month LIBOR	21,161	—	21,161
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	6,000	2.821%	3 month LIBOR	10,170	—	10,170
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	2.851%	3 month LIBOR	(726)	—	(726)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,500	2.912%	3 month LIBOR	(3,579)	—	(3,579)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	2.976%	3 month LIBOR	(13,259)	—	(13,259)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	4,500	2.990%	3 month LIBOR	(34,824)	—	(34,824)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.017%	3 month LIBOR	(18,839)	—	(18,839)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	5,000	3.024%	3 month LIBOR	(9,583)	—	(9,583)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,000	3.037%	3 month LIBOR	(9,952)	—	(9,952)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.055%	3 month LIBOR	(23,815)	—	(23,815)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	500	3.079%	3 month LIBOR	(2,538)	—	(2,538)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	3,700	3.152%	3 month LIBOR	(53,324)	—	(53,324)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	770	3.167%	3 month LIBOR	(7,887)	—	(7,887)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,800	3.234%	3 month LIBOR	(26,115)	—	(26,115)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.245%	3 month LIBOR	(35,428)	—	(35,428)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	600	3.253%	3 month LIBOR	(11,026)	—	(11,026)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,000	3.262%	3 month LIBOR	(18,198)	—	(18,198)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	3,650	3.304%	3 month LIBOR	(79,158)	—	(79,158)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,500	3.326%	3 month LIBOR	(39,495)	—	(39,495)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,000	3.338%	3 month LIBOR	(23,165)	—	(23,165)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.401%	3 month LIBOR	(58,252)	—	(58,252)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.414%	3 month LIBOR	(56,264)	—	(56,264)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	650	3.441%	3 month LIBOR	(19,883)	—	(19,883)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	3.442%	3 month LIBOR	(63,283)	—	(63,283)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	5,500	3.490%	3 month LIBOR	(191,592)	—	(191,592)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,000	3.555%	3 month LIBOR	(42,523)	—	(42,523)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	7,000	3.585%	3 month LIBOR	(321,569)	—	(321,569)

					$18,563,900	$—	$18,563,900

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$4,546,515	$—
Commercial Mortgage-Backed Securities	—	20,388,936	—
Corporate Bonds	—	19,809,794	—
Municipal Bond	—	528,135	—
U.S. Government Agency Obligations	—	51,136,612	—
U.S. Government Mortgage-Backed Obligations	—	4,610,353	—
U.S. Treasury Obligations	—	22,869,366	—
Affiliated Money Market Mutual Fund	60,979,679	—	—

	$60,979,679	$123,889,711	$—
Other Financial Instruments*	(96,667)	18,563,900	—

Total	$60,883,012	$142,453,611	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments*
Balance as of 12/31/08	$26,801,068
Realized gain (loss)	— **
Change in unrealized appreciation (depreciation)	(3,234,592)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(23,566,476)

Balance as of 9/30/09	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $3,290,000.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Moody’s	Interest		Principal
	Ratings†	Rate	Maturity Date	Amount (000)#	Value

LONG-TERM INVESTMENTS — 51.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.3%

Citigroup Funding, Inc., FDIC Gtd. Notes, Ser. 2, M.T.N.(a)	Aaa	0.821%	04/30/12	$1,500	$1,512,487
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)	Aaa	0.533%	12/26/12	395	398,290
PNC Funding Corp., FDIC Gtd. Notes(a)	Aaa	0.797%	04/01/12	400	401,884

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,295,000)					2,312,661

U.S. TREASURY OBLIGATIONS — 24.9%

United States Treasury Bonds		4.250%	05/15/39	10	10,345
United States Treasury Notes		1.000%	09/30/11	90	90,070
United States Treasury Notes		2.375%	09/30/14	925	927,387
United States Treasury Notes		3.625%	08/15/19	60	61,585
United States Treasury Notes		4.000%	08/15/18	50	52,785
United States Treasury Strip Coupon(b)(d)		3.700%	02/15/17	1,345	1,053,353

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,156,966)					2,195,525

TOTAL LONG-TERM INVESTMENTS (cost $4,451,966)					4,508,186

SHORT-TERM INVESTMENT — 50.5%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $4,452,392)(c)	4,452,392	4,452,392

TOTAL INVESTMENTS — 101.7% (cost $8,904,358)		8,960,578

Liabilities in excess of other assets(e) — (1.7)%		(148,584)

NET ASSETS — 100.0%		$8,811,994

The following abbreviations are used in Portfolio descriptions:

FDIC	Federal Deposit Insurance Corporation

M.T.N.	Medium Term Note

†	The ratings reflected are as of September 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(d)	Segregated as collateral for futures contracts.

(e)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swaps as follows:

Futures contracts open at September 30, 2009:

				Value at
Number of		Expiration	Value at Trade	September 30,	Unrealized
Contracts	Type	Date	Date	2009	Appreciation(Depreciation)(1)
Long Position:
1	10 Year U.S. Treasury Notes	Dec 09	$116,941	$118,328	$1,387

Short Positions:
1	2 Year U.S. Treasury Notes	Dec 09	216,575	216,969	(394)
11	5 Year U.S. Treasury Notes	Dec 09	1,272,457	1,277,031	(4,574)

					(4,968)

					$(3,581)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts exposure as of September 30, 2009.

Interest rate swap agreements outstanding at September 30, 2009:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation/
Counterparty	Date	(000)#	Rate	Rate	Value	Paid/(Received)	(Depreciation)(3)
Barclays Bank, PLC(1)	12/31/2016	$470	2.349%	3 month LIBOR	$(24,313)	$—	$(24,313)
Barclays Bank, PLC(1)	12/31/2016	4,000	2.690%	3 month LIBOR	(104,320)	—	(104,320)
Morgan Stanley Capital Services(1)	12/31/2016	1,100	2.473%	3 month LIBOR	(46,860)	—	(46,860)
Morgan Stanley Capital Services(1)	12/31/2016	1,000	2.732%	3 month LIBOR	(25,800)	—	(25,800)
Morgan Stanley Capital Services(1)	12/31/2016	3,800	2.847%	3 month LIBOR	(57,190)	—	(57,190)
Morgan Stanley Capital Services(1)	12/31/2016	1,000	2.886%	3 month LIBOR	(11,990)	—	(11,990)
Morgan Stanley Capital Services(1)	12/31/2016	1,000	2.893%	3 month LIBOR	(11,470)	—	(11,470)
Morgan Stanley Capital Services(1)	12/31/2016	2,700	2.903%	3 month LIBOR	(28,242)	—	(28,242)
Morgan Stanley Capital Services(1)	12/31/2016	500	2.953%	3 month LIBOR	(2,975)	—	(2,975)
Morgan Stanley Capital Services(1)	12/31/2016	1,600	3.066%	3 month LIBOR	2,144	—	2,144
Morgan Stanley Capital Services(1)	12/31/2016	5,200	3.080%	3 month LIBOR	12,012	—	12,012
Morgan Stanley Capital Services(1)	12/31/2016	950	3.106%	3 month LIBOR	3,648	—	3,648
Morgan Stanley Capital Services(1)	12/31/2016	1,000	3.166%	3 month LIBOR	8,990	—	8,990
Morgan Stanley Capital Services(1)	12/31/2016	135	3.202%	3 month LIBOR	(189)	—	(189)
Morgan Stanley Capital Services(1)	12/31/2016	100	3.210%	3 month LIBOR	(82)	—	(82)
Morgan Stanley Capital Services(1)	12/31/2016	100	3.212%	3 month LIBOR	—	—	—
Morgan Stanley Capital Services(1)	12/31/2016	230	3.266%	3 month LIBOR	764	—	764
Morgan Stanley Capital Services(1)	12/31/2016	200	3.331%	3 month LIBOR	2,814	—	2,814
Morgan Stanley Capital Services(1)	12/31/2016	160	3.341%	3 month LIBOR	1,744	—	1,744
Morgan Stanley Capital Services(1)	12/31/2016	105	3.371%	3 month LIBOR	1,254	—	1,254
Morgan Stanley Capital Services(1)	12/31/2016	2,600	3.405%	3 month LIBOR	51,428	—	51,428
Morgan Stanley Capital Services(1)	12/31/2016	100	3.492%	3 month LIBOR	2,271	—	2,271
Morgan Stanley Capital Services(1)	12/31/2016	455	3.510%	3 month LIBOR	11,143	—	11,143
Morgan Stanley Capital Services(1)	12/31/2016	200	3.693%	3 month LIBOR	9,000	—	9,000
Morgan Stanley Capital Services(1)	12/31/2016	2,350	3.785%	3 month LIBOR	116,819	—	116,819
Morgan Stanley Capital Services(1)	12/31/2016	300	3.894%	3 month LIBOR	17,556	—	17,556
Morgan Stanley Capital Services(1)	12/31/2016	100	3.947%	3 month LIBOR	5,827	—	5,827
Morgan Stanley Capital Services(1)	12/31/2016	200	4.010%	3 month LIBOR	13,800	—	13,800
Morgan Stanley Capital Services(1)	12/31/2016	150	4.045%	3 month LIBOR	10,748	—	10,748
Morgan Stanley Capital Services(2)	12/31/2016	5,250	2.686%	3 month LIBOR	151,567	—	151,567
Morgan Stanley Capital Services(2)	12/31/2016	600	2.792%	3 month LIBOR	12,924	—	12,924
Morgan Stanley Capital Services(2)	12/31/2016	600	2.808%	3 month LIBOR	12,048	—	12,048
Morgan Stanley Capital Services(2)	12/31/2016	300	2.814%	3 month LIBOR	6,000	—	6,000
Morgan Stanley Capital Services(2)	12/31/2016	1,300	2.825%	3 month LIBOR	24,531	—	24,531
Morgan Stanley Capital Services(2)	12/31/2016	1,500	2.893%	3 month LIBOR	20,895	—	20,895
Morgan Stanley Capital Services(2)	12/31/2016	3,500	2.951%	3 month LIBOR	29,645	—	29,645
Morgan Stanley Capital Services(2)	12/31/2016	300	2.967%	3 month LIBOR	2,139	—	2,139
Morgan Stanley Capital Services(2)	12/31/2016	350	2.982%	3 month LIBOR	2,467	—	2,467
Morgan Stanley Capital Services(2)	12/31/2016	150	3.122%	3 month LIBOR	(350)	—	(350)
Morgan Stanley Capital Services(2)	12/31/2016	1,900	3.149%	3 month LIBOR	(8,759)	—	(8,759)
Morgan Stanley Capital Services(2)	12/31/2016	200	3.153%	3 month LIBOR	(964)	—	(964)
Morgan Stanley Capital Services(2)	12/31/2016	200	3.156%	3 month LIBOR	(986)	—	(986)
Morgan Stanley Capital Services(2)	12/31/2016	200	3.205%	3 month LIBOR	(1,758)	—	(1,758)
Morgan Stanley Capital Services(2)	12/31/2016	450	3.215%	3 month LIBOR	(383)	—	(383)
Morgan Stanley Capital Services(2)	12/31/2016	300	3.217%	3 month LIBOR	(2,952)	—	(2,952)
Morgan Stanley Capital Services(2)	12/31/2016	100	3.276%	3 month LIBOR	(1,329)	—	(1,329)
Morgan Stanley Capital Services(2)	12/31/2016	200	3.433%	3 month LIBOR	(3,742)	—	(3,742)
Morgan Stanley Capital Services(2)	12/31/2016	270	3.434%	3 month LIBOR	(4,363)	—	(4,363)
Morgan Stanley Capital Services(2)	12/31/2016	100	3.458%	3 month LIBOR	(1,961)	—	(1,961)
Morgan Stanley Capital Services(2)	12/31/2016	100	3.494%	3 month LIBOR	(2,273)	—	(2,273)
Morgan Stanley Capital Services(2)	12/31/2016	100	3.496%	3 month LIBOR	(2,274)	—	(2,274)
Morgan Stanley Capital Services(2)	12/31/2016	530	3.507%	3 month LIBOR	(14,792)	—	(14,792)
Morgan Stanley Capital Services(2)	12/31/2016	700	3.551%	3 month LIBOR	(21,077)	—	(21,077)
Morgan Stanley Capital Services(2)	12/31/2016	1,200	3.555%	3 month LIBOR	(36,216)	—	(36,216)
Morgan Stanley Capital Services(2)	12/31/2016	300	3.605%	3 month LIBOR	(9,915)	—	(9,915)
Morgan Stanley Capital Services(2)	12/31/2016	125	3.642%	3 month LIBOR	(4,229)	—	(4,229)
Morgan Stanley Capital Services(2)	12/31/2016	250	3.657%	3 month LIBOR	(9,195)	—	(9,195)
Morgan Stanley Capital Services(2)	12/31/2016	1,100	3.676%	3 month LIBOR	(43,461)	—	(43,461)
Morgan Stanley Capital Services(2)	12/31/2016	100	3.693%	3 month LIBOR	(3,858)	—	(3,858)
Morgan Stanley Capital Services(2)	12/31/2016	550	3.695%	3 month LIBOR	(22,209)	—	(22,209)
Morgan Stanley Capital Services(2)	12/31/2016	500	3.698%	3 month LIBOR	(19,970)	—	(19,970)
Morgan Stanley Capital Services(2)	12/31/2016	570	3.784%	3 month LIBOR	(26,790)	—	(26,790)
Morgan Stanley Capital Services(2)	12/31/2016	200	3.799%	3 month LIBOR	(10,612)	—	(10,612)

					$(33,671)	$—	$(33,671)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

U.S. Government Agency Obligations	$—	$2,312,661	$—
U.S. Treasury Obligations	—	2,195,525	—
Affiliated Money Market Mutual Fund	4,452,392	—	—

	$4,452,392	$4,508,186	$—
Other Financial Instruments*	(3,581)	—	(33,671)

Total	$4,448,811	$4,508,186	$(33,671)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments*
Balance as of 1/2/09 (commencement of Portfolio)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(33,671)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$(33,671)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 58.2%

ASSET-BACKED SECURITIES — 2.4%

Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.313%	12/15/14	$1,000	$980,737
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.316%	04/24/14	1,000	983,654
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.359%	12/15/18	1,000	923,968
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.303%	11/15/15	1,000	965,118

TOTAL ASSET-BACKED SECURITIES (cost $3,472,695)					3,853,477

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.0%

Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	420	419,840
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.896%	09/11/38	800	753,284
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	370	370,545
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	800	781,850
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	800	808,611
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2A	Aaa	5.219%	12/10/46	800	801,015
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	500	497,417
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	900	893,780
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	900	902,825
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	350	347,440
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	6.051%	04/15/45	800	811,899
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	1,000	959,289
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A2	Aaa	5.629%	02/12/51	800	800,170
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	310	308,182
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	900	910,524
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	850	857,844
Morgan Stanley Capital I Inc., Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	525	528,196
Morgan Stanley Capital I Inc., Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	400	396,252
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(a)	Aaa	5.459%	12/15/44	800	797,790
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	953	973,489
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C26, Class A2	Aaa	5.935%	06/15/45	450	453,797
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	400	401,551
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	540	536,415
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	6.055%	02/15/51	800	801,467

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,740,565)					16,113,472

CORPORATE BONDS — 7.2%

Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	6.000%	03/15/19	300	336,513

Banking — 1.5%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	185	218,798
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	7.375%	05/15/14	400	445,065
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	255	285,201
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.500%	02/15/19	275	314,495
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	275	300,225
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	375	397,114
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	425	442,684

					2,403,582

Capital Goods — 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	355	387,297

Consumer — 0.5%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	300	325,667
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	4.600%	01/15/14	425	456,575

					782,242

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	125	135,377

Energy — Integrated — 0.6%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	5.700%	10/15/19	450	461,426
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	75	86,021
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	250	251,225
Statoilhydro ASA (Norway), Sr. Unsec’d. Notes	Aa2	5.250%	04/15/19	160	172,960

					971,632

Energy — Other — 0.3%
Valero Energy Corp., Gtd. Notes	Baa2	9.375%	03/15/19	340	396,193

Foods — 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	225	266,234
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125%	01/15/19	125	133,207
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	450	475,876
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	02/15/19	525	568,592
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	306,795

					1,750,704

Healthcare & Pharmaceutical — 0.5%
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	250	266,140
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	6.200%	03/15/19	250	281,784
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	275	306,113

					854,037

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.500%	09/15/18	290	313,924

Insurance — 0.2%
MetLife, Inc., Sr. Unsec’d. Notes	A2	7.717%	02/15/19	290	341,410

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	5.625%	09/15/19	160	162,625

Pipelines & Other — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	170	209,876

Retailers — 0.5%
CVS Caremark Corp., Notes	Baa2	6.600%	03/15/19	315	355,090
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	415	416,937

					772,027

Technology — 0.2%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	4.950%	02/15/19	250	262,795

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.800%	02/15/19	500	535,019
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	290	323,594
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%	04/01/19	255	281,588

					1,140,201

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	275	336,038

TOTAL CORPORATE BONDS (cost $10,523,688)					11,556,473

MUNICIPAL BOND — 0.2%

State of California, Taxable G.O., Var. Purp. 3 (cost $377,318)	Baa1	5.450%	04/01/15	375	396,101

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.6%
Citigroup Funding, Inc., FDIC Gtd. Notes		1.875%	11/15/12	705	705,000
JPMorgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)		0.533%	12/26/12	13,610	13,723,358
PNC Funding Corp., FDIC Gtd. Notes(a)		0.797%	04/01/12	26,800	26,926,229

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $41,113,787)					41,354,587

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION — 2.5%

Federal National Mortgage Assoc. (cost $3,801,660)		5.500%	02/01/34 - 11/01/37	3,799	3,991,861

U.S. TREASURY OBLIGATIONS — 10.3%

U.S. Treasury Bonds		4.250%	05/15/39	495	512,093
U.S. Treasury Inflation Index Bonds		1.875%	07/15/13	750	775,317
U.S. Treasury Notes		1.375%	09/15/12	1,690	1,687,095
U.S. Treasury Notes		2.375%	09/30/14	2,490	2,496,424
U.S. Treasury Notes		3.000%	09/30/16	300	301,195
U.S. Treasury Notes		3.625%	08/15/19	1,945	1,996,360
U.S. Treasury Strip Coupon(c)		3.790%	11/15/19	1,955	1,340,882
U.S. Treasury Strip Coupon(c)(d)		4.180%	11/15/18	2,210	1,593,733
U.S. Treasury Strip Coupon(c)		4.300%	05/15/24	890	477,770
U.S. Treasury Strip Coupon(c)		4.650%	05/15/20	2,800	1,864,682
U.S. Treasury Strip Principal(c)		3.990%	05/15/21	5,535	3,495,091

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,241,433)					16,540,642

TOTAL LONG-TERM INVESTMENTS (cost $88,271,146)					93,806,613

				Shares

SHORT-TERM INVESTMENT — 33.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (e)(f) (cost $54,532,569)				54,532,569	54,532,569

TOTAL INVESTMENTS — 92.0% (cost $142,803,715)					148,339,182

Other assets in excess of liabilities(g) — 8.0%					12,945,033

NET ASSETS — 100.0%					$161,284,215

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corporation

GO	General Obligation

MTN	Medium Term Note

†	The ratings reflected are as of September 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.

(b)	Standard & Poor’s Rating

(c)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(d)	Security segregated as collateral for futures contracts.

(e)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and interest rate swapss as follows:
Futures contracts outstanding at September 30, 2009:

				Value at
Number of		Expiration	Value at Trade	September 30,	Unrealized
Contracts	Type	Date	Date	2009	Appreciation(Depreciation)(1)
Long Position:
22	10 Year U.S. Treasury Notes	Dec. 2009	$2,573,525	$2,603,219	$29,694

Short Positions:
53	2 Year U.S. Treasury Notes	Dec. 2009	11,480,484	11,499,344	(18,860)
77	5 Year U.S. Treasury Notes	Dec. 2009	8,904,211	8,939,219	(35,008)

					(53,868)

					$(24,174)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

Interest rate swap agreements outstanding at September 30, 2009:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid/(Received)	(Depreciation)(c)
Citibank, NA(a)	12/31/2018	4,855	4.313%	3 month LIBOR	$524,795	$—	$524,795
Deutsche Bank AG(a)	12/31/2018	4,997	4.383%	3 month LIBOR	640,429	—	640,429
JPMorgan Chase Bank(a)	12/31/2018	26,200	4.097%	3 month LIBOR	2,126,488	—	2,126,488
JPMorgan Chase Bank(a)	12/31/2018	7,210	4.197%	3 month LIBOR	680,516	—	680,516
JPMorgan Chase Bank(a)	12/31/2018	2,550	4.205%	3 month LIBOR	237,948	—	237,948
JPMorgan Chase Bank(a)	12/31/2018	6,501	4.361%	3 month LIBOR	741,513	—	741,513
JPMorgan Chase Bank(a)	12/31/2018	3,701	4.366%	3 month LIBOR	410,115	—	410,115
JPMorgan Chase Bank(a)	12/31/2018	1,510	4.591%	3 month LIBOR	213,809	—	213,809
JPMorgan Chase Bank(a)	12/31/2018	839	4.636%	3 month LIBOR	123,411	—	123,411
JPMorgan Chase Bank(a)	12/31/2018	2,654	4.744%	3 month LIBOR	430,667	—	430,667
JPMorgan Chase Bank(a)	12/31/2018	3,200	4.826%	3 month LIBOR	547,064	—	547,064
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	1,600	3.015%	3 month LIBOR	(47,302)	—	(47,302)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	5,600	3.029%	3 month LIBOR	(155,035)	—	(155,035)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	31,600	3.029%	3 month LIBOR	(902,053)	—	(902,053)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	4,800	3.031%	3 month LIBOR	(131,859)	—	(131,859)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	8,100	3.336%	3 month LIBOR	3,281	—	3,281
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	1,000	3.393%	3 month LIBOR	5,819	—	5,819
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	8,100	4.049%	3 month LIBOR	520,534	—	520,534
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	21,000	4.206%	3 month LIBOR	1,998,445	—	1,998,445
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	11,680	4.208%	3 month LIBOR	1,115,000	—	1,115,000
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	2,500	4.225%	3 month LIBOR	199,529	—	199,529
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	10,500	4.249%	3 month LIBOR	1,030,838	—	1,030,838
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	29,000	4.458%	3 month LIBOR	3,564,551	—	3,564,551
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	6,950	4.595%	3 month LIBOR	971,095	—	971,095
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	14,600	2.556%	3 month LIBOR	(1,048,804)	—	(1,048,804)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	1,000	2.936%	3 month LIBOR	(39,591)	—	(39,591)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	3,500	3.000%	3 month LIBOR	(110,073)	—	(110,073)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	7,100	3.063%	3 month LIBOR	(180,202)	—	(180,202)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	2,300	3.071%	3 month LIBOR	(56,046)	—	(56,046)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	2,800	3.107%	3 month LIBOR	(66,993)	—	(66,993)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	1,900	3.127%	3 month LIBOR	(36,421)	—	(36,421)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	6,100	3.256%	3 month LIBOR	(45,843)	—	(45,843)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	2,000	3.261%	3 month LIBOR	(15,331)	—	(15,331)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	1,500	3.829%	3 month LIBOR	57,856	—	57,856
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	14,700	4.024%	3 month LIBOR	915,220	—	915,220
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	2,500	4.240%	3 month LIBOR	191,570	—	191,570
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	4,000	4.285%	3 month LIBOR	350,119	—	350,119
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	2,700	4.287%	3 month LIBOR	236,379	—	236,379
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	7,700	4.295%	3 month LIBOR	681,302	—	681,302
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	1,000	4.399%	3 month LIBOR	98,477	—	98,477
Citibank, NA(b)	11/15/2012	705	1.963%	3 month LIBOR	(277)	—	(277)
Deutsche Bank AG(b)	11/15/2019	1,660	4.546%	3 month LIBOR	(222,269)	—	(222,269)
Deutsche Bank AG(b)	5/15/2020	1,578	4.246%	3 month LIBOR	(149,975)	—	(149,975)
Deutsche Bank AG(b)	5/15/2021	1,548	4.419%	3 month LIBOR	(176,431)	—	(176,431)
Deutsche Bank AG(b)	5/15/2021	1,543	4.446%	3 month LIBOR	(181,572)	—	(181,572)
JPMorgan Chase Bank(b)	12/10/2011	1,000	2.335%	3 month LIBOR	(26,695)	—	(26,695)
JPMorgan Chase Bank(b)	10/27/2013	11,760	3.535%	3 month LIBOR	(714,915)	—	(714,915)
JPMorgan Chase Bank(b)	12/31/2018	16,700	2.228%	3 month LIBOR	1,692,003	—	1,692,003
JPMorgan Chase Bank(b)	12/31/2018	2,501	2.353%	3 month LIBOR	225,321	—	225,321
JPMorgan Chase Bank(b)	12/31/2018	6,478	3.372%	3 month LIBOR	(55,050)	—	(55,050)
JPMorgan Chase Bank(b)	12/31/2018	10,001	4.114%	3 month LIBOR	(850,591)	—	(850,591)
JPMorgan Chase Bank(b)	12/31/2018	4,541	4.619%	3 month LIBOR	(634,841)	—	(634,841)
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	2,000	2.778%	3 month LIBOR	102,424	—	102,424
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	1,000	2.907%	3 month LIBOR	39,032	—	39,032
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	1,800	3.160%	3 month LIBOR	28,477	—	28,477
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	7,400	3.164%	3 month LIBOR	124,528	—	124,528
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	1,000	4.026%	3 month LIBOR	(55,445)	—	(55,445)
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	4,600	4.053%	3 month LIBOR	(291,140)	—	(291,140)
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	3,000	4.155%	3 month LIBOR	(218,643)	—	(218,643)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	16,000	2.871%	3 month LIBOR	723,262	—	723,262
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	3,300	3.003%	3 month LIBOR	111,010	—	111,010
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,400	3.011%	3 month LIBOR	45,643	—	45,643
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.098%	3 month LIBOR	24,809	—	24,809
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	5,000	3.117%	3 month LIBOR	109,321	—	109,321
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	3,000	3.126%	3 month LIBOR	62,590	—	62,590

Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.333%	3 month LIBOR	3,764	—	3,764
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	2,000	3.357%	3 month LIBOR	2,440	—	2,440
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.387%	3 month LIBOR	(868)	—	(868)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,200	3.406%	3 month LIBOR	(4,772)	—	(4,772)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,200	3.451%	3 month LIBOR	(9,855)	—	(9,855)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,600	3.454%	3 month LIBOR	4,631	—	4,631
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	4,400	3.524%	3 month LIBOR	(21,855)	—	(21,855)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	800	3.536%	3 month LIBOR	(11,815)	—	(11,815)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	850	3.588%	3 month LIBOR	(8,965)	—	(8,965)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	2,900	3.633%	3 month LIBOR	(59,159)	—	(59,159)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	700	3.668%	3 month LIBOR	(12,323)	—	(12,323)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	2,000	3.729%	3 month LIBOR	(50,286)	—	(50,286)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.734%	3 month LIBOR	(23,822)	—	(23,822)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,400	3.741%	3 month LIBOR	(37,456)	—	(37,456)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,300	3.745%	3 month LIBOR	(41,431)	—	(41,431)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	370	3.788%	3 month LIBOR	(11,834)	—	(11,834)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.797%	3 month LIBOR	(32,325)	—	(32,325)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	4,000	3.805%	3 month LIBOR	(134,827)	—	(134,827)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,300	3.814%	3 month LIBOR	(43,793)	—	(43,793)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	350	3.820%	3 month LIBOR	(12,240)	—	(12,240)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	2,000	3.831%	3 month LIBOR	(76,844)	—	(76,844)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,500	3.870%	3 month LIBOR	(61,928)	—	(61,928)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.898%	3 month LIBOR	(41,777)	—	(41,777)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,000	3.920%	3 month LIBOR	(45,912)	—	(45,912)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	4,500	3.954%	3 month LIBOR	(222,166)	—	(222,166)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	565	3.970%	3 month LIBOR	(28,071)	—	(28,071)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,400	3.986%	3 month LIBOR	(79,086)	—	(79,086)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	620	4.036%	3 month LIBOR	(37,653)	—	(37,653)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	3,200	4.059%	3 month LIBOR	(207,453)	—	(207,453)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	10,000	4.109%	3 month LIBOR	(704,074)	—	(704,074)

					$13,480,038	$—	$13,480,038

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

(c)	The amount represents fair value of derivtive instruments subject to interest rate contracts risk exposure as of September 30, 2009.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$3,853,477	$—
Commercial Mortgage-Backed Securities	—	16,113,472	—
Corporate Bonds	—	11,556,473	—
Municipal Bond	—	396,101	—
U.S. Government Agency Obligations	—	41,354,587	—
U.S. Government Mortgage-Backed Obligations	—	3,991,861	—
U.S. Treasury Obligations	—	16,540,642	—
Affiliated Money Market Mutual Fund	54,532,569	—	—

	54,532,569	93,806,613	—
Other Financial Instruments*	(24,174)	13,480,038	—

Total	$54,508,395	$107,286,651	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments*
Balance as of 12/31/08	$22,173,930
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(22,173,930)

Balance as of 9/30/09	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Moody’s	Interest		Principal
	Ratings†	Rate	Maturity Date	Amount (000)#	Value
LONG-TERM INVESTMENTS — 56.4%

ASSET-BACKED SECURITIES — 3.6%

Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.313%	12/15/14	$1,000	$980,737
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3(a)	Aaa	0.316%	04/24/14	1,000	983,654
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.359%	12/15/18	1,000	923,969
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.303%	11/15/15	1,000	965,118

TOTAL ASSET-BACKED SECURITIES (cost $3,472,695)					3,853,478

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.6%

Bank of America Commercial Mortgage, Inc., Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	280	279,893
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW12, Class A3(a)	Aaa	5.896%	09/11/38	500	470,803
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	275	275,405
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T28, Class A2	AAA(b)	5.588%	09/11/42	500	488,656
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A2	AAA(b)	5.690%	06/10/46	500	505,382
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2A	Aaa	5.219%	12/10/46	500	500,635
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	235	233,786
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	500	496,545
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	400	401,255
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	350	347,440
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	6.051%	04/15/45	600	608,924
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	750	719,466
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A2	Aaa	5.629%	02/12/51	500	500,107
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	200	198,827
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	550	556,431
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	400	403,691
Morgan Stanley Capital, Inc., Ser. 2006-HQ10, Class A2	Aaa	5.283%	11/12/41	355	357,161
Morgan Stanley Capital, Inc., Ser. 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	300	297,189
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(a)	Aaa	5.459%	12/15/44	600	598,342
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A2(a)	Aaa	5.684%	05/15/43	572	584,093
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C26, Class A2	Aaa	5.935%	06/15/45	300	302,532
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	300	301,163
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	450	447,013
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C33, Class A2(a)	Aaa	6.055%	02/15/51	500	500,917

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,786,568)					10,375,656

CORPORATE BONDS — 7.1%

Aerospace & Defense — 0.2%
Boeing Co., Sr. Unsec’d. Notes	A2	6.000%	03/15/19	225	252,385

Banking — 1.4%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	120	141,923
Bank of America Corp., Sr. Unsec’d. Notes, M.T.N.	A2	7.375%	05/15/14	250	278,166
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	165	184,542
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.500%	02/15/19	190	217,287
JP Morgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	175	191,052
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	6.000%	04/28/15	245	259,448
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	275	286,443

					1,558,861

Capital Goods — 0.3%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	245	267,289

Consumer — 0.5%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	200	217,111
Procter & Gamble Co., Sr. Unsec’d. Notes	Aa3	4.600%	01/15/14	300	322,289

					539,400

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	100	108,302

Energy — Integrated — 0.6%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	5.700%	10/15/19	300	307,617
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	50	57,347
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	175	175,858
Statoilhydro ASA (Norway), Sr. Unsec’d. Notes	Aa2	5.250%	04/15/19	100	108,100

					648,922

Energy — Other — 0.3%
Valero Energy Corp., Gtd. Notes	Baa2	9.375%	03/15/19	260	302,971

Foods — 1.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.750%	01/15/19	175	207,071
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125%	01/15/19	90	95,909
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250%	03/01/15	300	317,251
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	02/15/19	350	379,062
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	223,123

					1,222,416

Healthcare & Pharmaceutical — 0.5%
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	165	175,652
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	6.200%	03/15/19	180	202,885
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.000%	03/01/19	180	200,365

					578,902

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.500%	09/15/18	190	205,674

Insurance — 0.2%
MetLife, Inc., Sr. Unsec’d. Notes	A2	7.717%	02/15/19	190	223,682

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	5.625%	09/15/19	100	101,641

Pipelines & Other — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	125	154,320

Retailers — 0.5%
CVS Caremark Corp., Notes	Baa2	6.600%	03/15/19	235	264,908
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	305	306,424

					571,332

Technology — 0.2%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	4.950%	02/15/19	165	173,445

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.800%	02/15/19	350	374,512
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	180	200,852

					575,364

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	185	226,062

TOTAL CORPORATE BONDS (cost $7,021,237)					7,710,968

MUNICIPAL BOND — 0.2%

California
State of California G.O., Taxable Var. Purp. 3 (cost $251,545)	Baa1	5.450%	04/01/15	250	264,068

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.6%

Citigroup Funding, Inc., FDIC Gtd. Notes	Aaa	1.875%	11/15/12	465	465,000
JP Morgan Chase & Co., FDIC Gtd. Notes, Ser. 3(a)	Aaa	0.533%	12/26/12	8,750	8,822,879
PNC Funding Corp., FDIC Gtd. Notes(a)	Aaa	0.797%	04/01/12	18,400	18,486,663

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,614,200)					27,774,542

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 2.3%

Federal National Mortgage Association (cost $2,365,823)		5.500%	02/01/34 - 06/01/37	2,369	2,490,242

U.S. TREASURY OBLIGATIONS — 8.0%

United States Treasury Bonds		4.250%	05/15/39	325	336,223
United States Treasury Bonds		4.500%	08/15/39	160	172,500
United States Treasury Inflation Index Bonds		1.875%	07/15/13	569	587,545
United States Treasury Notes		1.375%	09/15/12	1,535	1,532,361
United States Treasury Notes		2.375%	09/30/14	960	962,477
United States Treasury Notes		3.625%	08/15/19	625	641,504
United States Treasury Notes		4.000%	08/15/18	140	147,798
United States Treasury Strip Coupon(c)		3.790%	11/15/19	235	161,180
United States Treasury Strip Coupon(c)(f)		3.990%	02/15/21	2,400	1,538,076
United States Treasury Strip Coupon(c)		4.300%	05/15/24	220	118,100
United States Treasury Strip Coupon(c)		4.650%	05/15/20	1,700	1,132,129
United States Treasury Strip Principal(c)(e)		3.990%	05/15/21	2,190	1,382,882

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,183,156)					8,712,775

TOTAL LONG-TERM INVESTMENTS (cost $57,695,224)					61,181,729

				Shares

SHORT-TERM INVESTMENT — 36.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(d) (cost $39,097,916)				39,097,916	39,097,916

TOTAL INVESTMENTS — 92.5% (cost $96,793,140)					100,279,645

Other assets in excess of liabilities(g) — 7.5%					8,177,939

NET ASSETS — 100.0%					$108,457,584

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corporation

G.O.	General Obligation

M.T.N.	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of September 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.

(b)	Standard & Poor’s Rating.

(c)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(d)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Segregated as collateral for futures contracts.

(f)	Security segregated as collateral for swap agreements.

(g)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts and interest rate swaps as follows:

Futures contracts open at September 30, 2009:

				Value at
Number of		Expiration	Value at Trade	September 30,	Unrealized
Contracts	Type	Date	Date	2009	Appreciation(Depreciation)(1)
Short Positions:
17	2 Year U.S. Treasury Notes	Dec. 2009	$3,682,117	$3,688,469	$(6,352)
32	5 Year U.S. Treasury Notes	Dec. 2009	3,705,396	3,715,000	(9,604)
9	10 Year U.S. Treasury Notes	Dec. 2009	1,056,041	1,064,954	(8,913)
3	U.S. Long Bond	Dec. 2009	364,303	364,125	178

					$(24,691)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

Interest rate swap agreements outstanding at September 30, 2009:

		Notional			Unrealized		Unrealized
	Termination	Amount	Fixed	Floating	Appreciation/	Upfront Premiums	Appreciation/
Counterparty	Date	(000)#	Rate	Rate	(Depreciation)	Paid/(Received)	(Depreciation)(3)
Deutsche Bank AG(1)	12/31/2019	$4,995	4.476%	3 month LIBOR	$696,154	$—	$696,154
JPMorgan Chase Bank(1)	12/31/2019	934	4.690%	3 month LIBOR	145,360	—	145,360
JPMorgan Chase Bank(1)	12/31/2019	1,780	4.655%	3 month LIBOR	268,342	—	268,342
JPMorgan Chase Bank(1)	12/31/2019	2,159	4.795%	3 month LIBOR	371,954	—	371,954
JPMorgan Chase Bank(1)	12/31/2019	2,200	4.383%	3 month LIBOR	244,767	—	244,767
JPMorgan Chase Bank(1)	12/31/2019	3,700	4.886%	3 month LIBOR	675,712	—	675,712
JPMorgan Chase Bank(1)	12/31/2019	3,995	4.700%	3 month LIBOR	635,971	—	635,971
JPMorgan Chase Bank(1)	12/31/2019	5,220	4.256%	3 month LIBOR	512,568	—	512,568
JPMorgan Chase Bank(1)	12/31/2019	5,376	4.805%	3 month LIBOR	930,590	—	930,590
JPMorgan Chase Bank(1)	12/31/2019	7,050	4.424%	3 month LIBOR	847,246	—	847,246
JPMorgan Chase Bank(1)	12/31/2019	8,000	4.615%	3 month LIBOR	1,124,468	—	1,124,468
JPMorgan Chase Bank(1)	12/31/2019	10,600	4.137%	3 month LIBOR	863,997	—	863,997
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	800	3.132%	3 month LIBOR	(25,014)	—	(25,014)
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	1,200	3.460%	3 month LIBOR	2,186	—	2,186
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	1,250	3.108%	3 month LIBOR	(42,283)	—	(42,283)
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	2,500	3.392%	3 month LIBOR	(13,542)	—	(13,542)
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	4,600	4.500%	3 month LIBOR	586,558	—	586,558
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	10,500	4.265%	3 month LIBOR	1,040,505	—	1,040,505
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	14,000	4.635%	3 month LIBOR	2,039,399	—	2,039,399
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	22,200	3.119%	3 month LIBOR	(744,921)	—	(744,921)
Morgan Stanley Capital Services(1)	12/31/2019	1,400	3.199%	3 month LIBOR	(35,256)	—	(35,256)
Morgan Stanley Capital Services(1)	12/31/2019	1,400	3.121%	3 month LIBOR	(46,688)	—	(46,688)
Morgan Stanley Capital Services(1)	12/31/2019	2,000	3.419%	3 month LIBOR	(5,581)	—	(5,581)
Morgan Stanley Capital Services(1)	12/31/2019	2,200	3.327%	3 month LIBOR	(28,756)	—	(28,756)
Morgan Stanley Capital Services(1)	12/31/2019	2,500	3.032%	3 month LIBOR	(112,235)	—	(112,235)
Morgan Stanley Capital Services(1)	12/31/2019	2,900	3.143%	3 month LIBOR	(89,382)	—	(89,382)
Morgan Stanley Capital Services(1)	12/31/2019	3,500	3.123%	3 month LIBOR	(115,800)	—	(115,800)
Morgan Stanley Capital Services(1)	12/31/2019	4,600	2.634%	3 month LIBOR	(377,273)	—	(377,273)
Morgan Stanley Capital Services(1)	12/31/2019	4,800	3.322%	3 month LIBOR	(61,973)	—	(61,973)
Morgan Stanley Capital Services(1)	12/31/2019	9,200	3.072%	3 month LIBOR	(354,535)	—	(354,535)
Morgan Stanley Capital Services(1)	12/31/2019	10,100	3.352%	3 month LIBOR	(97,257)	—	(97,257)
Deutsche Bank AG(2)	11/15/2019	957	4.546%	3 month LIBOR	(128,088)	—	(128,088)
Deutsche Bank AG(2)	5/15/2020	957	4.246%	3 month LIBOR	(90,921)	—	(90,921)
Deutsche Bank AG(2)	5/15/2021	889	4.446%	3 month LIBOR	(104,635)	—	(104,635)
Deutsche Bank AG(2)	5/15/2021	892	4.419%	3 month LIBOR	(101,672)	—	(101,672)
JPMorgan Chase Bank(2)	12/10/2011	700	2.335%	3 month LIBOR	(18,687)	—	(18,687)
JPMorgan Chase Bank(2)	10/27/2013	8,140	3.535%	3 month LIBOR	(494,848)	—	(494,848)
JPMorgan Chase Bank(2)	12/31/2019	2,701	4.144%	3 month LIBOR	(227,815)	—	(227,815)
JPMorgan Chase Bank(2)	12/31/2019	4,100	2.268%	3 month LIBOR	482,681	—	482,681
JPMorgan Chase Bank(2)	12/31/2019	7,300	4.670%	3 month LIBOR	(1,077,237)	—	(1,077,237)
Merrill Lynch Capital Services, Inc.(2)	12/31/2019	500	3.237%	3 month LIBOR	10,409	—	10,409
Merrill Lynch Capital Services, Inc.(2)	12/31/2019	1,300	3.224%	3 month LIBOR	30,832	—	30,832
Morgan Stanley Capital Services(2)	12/31/2019	1,950	3.193%	3 month LIBOR	53,370	—	53,370
Morgan Stanley Capital Services(2)	12/31/2019	2,200	3.091%	3 month LIBOR	85,430	—	85,430
Morgan Stanley Capital Services(2)	12/31/2019	9,000	3.176%	3 month LIBOR	262,314	—	262,314
Morgan Stanley Capital Services(2)	12/31/2019	13,000	2.959%	3 month LIBOR	673,918	—	673,918
Morgan Stanley Capital Services(1)	12/31/2019	1,300	3.190%	3 month LIBOR	(38,141)	—	(38,141)
Morgan Stanley Capital Services(2)	12/31/2019	3,200	3.193%	3 month LIBOR	92,007	—	92,007
Morgan Stanley Capital Services(2)	12/31/2019	1,500	3.102%	3 month LIBOR	56,991	—	56,991
Morgan Stanley Capital Services(2)	12/31/2019	1,500	3.110%	3 month LIBOR	55,976	—	55,976
Morgan Stanley Capital Services(2)	12/31/2019	1,000	3.157%	3 month LIBOR	32,623	—	32,623
Morgan Stanley Capital Services(2)	12/31/2019	2,000	3.449%	3 month LIBOR	6,136	—	6,136
Morgan Stanley Capital Services(2)	12/31/2019	1,000	3.496%	3 month LIBOR	(2,285)	—	(2,285)
Morgan Stanley Capital Services(2)	12/31/2019	1,000	3.555%	3 month LIBOR	(8,534)	—	(8,534)
Morgan Stanley Capital Services(2)	12/31/2019	600	3.436%	3 month LIBOR	2,805	—	2,805
Morgan Stanley Capital Services(2)	12/31/2019	700	3.355%	3 month LIBOR	9,263	—	9,263
Morgan Stanley Capital Services(2)	12/31/2019	1,400	3.490%	3 month LIBOR	(552)	—	(552)
Morgan Stanley Capital Services(1)	12/31/2019	7,800	4.189%	3 month LIBOR	587,782	—	587,782
Morgan Stanley Capital Services(2)	12/31/2019	6,900	4.222%	3 month LIBOR	(542,418)	—	(542,418)
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	3,000	4.159%	3 month LIBOR	214,461	—	214,461
Morgan Stanley Capital Services(2)	12/31/2019	1,000	4.191%	3 month LIBOR	(74,535)	—	(74,535)
Morgan Stanley Capital Services(1)	12/31/2019	1,600	4.385%	3 month LIBOR	153,987	—	153,987
Morgan Stanley Capital Services(1)	12/31/2019	2,200	4.389%	3 month LIBOR	212,617	—	212,617
Morgan Stanley Capital Services(2)	12/31/2019	2,200	4.459%	3 month LIBOR	(230,020)	—	(230,020)
Morgan Stanley Capital Services(1)	12/31/2019	1,500	4.494%	3 month LIBOR	161,890	—	161,890
Morgan Stanley Capital Services(2)	12/31/2019	2,500	4.262%	3 month LIBOR	(203,876)	—	(203,876)
Merrill Lynch Capital Services, Inc.(2)	12/31/2019	300	4.159%	3 month LIBOR	(20,996)	—	(20,996)
Merrill Lynch Capital Services, Inc.(1)	12/31/2019	2,200	4.318%	3 month LIBOR	191,348	—	191,348
Morgan Stanley Capital Services(1)	12/31/2019	875	4.122%	3 month LIBOR	56,841	—	56,841
Morgan Stanley Capital Services(2)	12/31/2019	900	3.830%	3 month LIBOR	(29,772)	—	(29,772)
Morgan Stanley Capital Services(1)	12/31/2019	1,300	3.774%	3 month LIBOR	34,558	—	34,558
Morgan Stanley Capital Services(2)	12/31/2019	900	3.733%	3 month LIBOR	(19,833)	—	(19,833)
Morgan Stanley Capital Services(1)	12/31/2019	500	3.915%	3 month LIBOR	20,364	—	20,364
Morgan Stanley Capital Services(2)	12/31/2019	900	4.059%	3 month LIBOR	(50,563)	—	(50,563)
Morgan Stanley Capital Services(2)	12/31/2019	2,000	3.935%	3 month LIBOR	(85,116)	—	(85,116)
Morgan Stanley Capital Services(2)	12/31/2019	1,000	3.975%	3 month LIBOR	(45,883)	—	(45,883)
Morgan Stanley Capital Services(2)	12/31/2019	2,500	4.052%	3 month LIBOR	(135,234)	—	(135,234)
Morgan Stanley Capital Services(2)	12/31/2019	500	4.022%	3 month LIBOR	(25,386)	—	(25,386)
Morgan Stanley Capital Services(2)	12/31/2019	1,750	4.153%	3 month LIBOR	(112,255)	—	(112,255)
Merrill Lynch Capital Services, Inc.(2)	12/31/2019	500	4.121%	3 month LIBOR	(30,293)	—	(30,293)
Morgan Stanley Capital Services(1)	12/31/2019	395	4.050%	3 month LIBOR	20,779	—	20,779
Morgan Stanley Capital Services(2)	12/31/2019	850	3.913%	3 month LIBOR	(32,234)	—	(32,234)
Morgan Stanley Capital Services(2)	12/31/2019	350	3.889%	3 month LIBOR	(12,335)	—	(12,335)
Morgan Stanley Capital Services(1)	12/31/2019	320	3.905%	3 month LIBOR	11,798	—	11,798
Morgan Stanley Capital Services(2)	12/31/2019	1,000	3.892%	3 month LIBOR	(35,012)	—	(35,012)
Morgan Stanley Capital Services(2)	12/31/2019	1,000	4.005%	3 month LIBOR	(46,828)	—	(46,828)
Morgan Stanley Capital Services(2)	12/31/2019	1,000	3.843%	3 month LIBOR	(29,487)	—	(29,487)
Morgan Stanley Capital Services(2)	12/31/2019	1,400	3.628%	3 month LIBOR	(8,009)	—	(8,009)
Morgan Stanley Capital Services(2)	12/31/2019	200	3.677%	3 month LIBOR	(2,038)	—	(2,038)
Morgan Stanley Capital Services(2)	12/31/2019	535	3.836%	3 month LIBOR	(14,202)	—	(14,202)
Morgan Stanley Capital Services(2)	12/31/2019	400	3.780%	3 month LIBOR	(8,259)	—	(8,259)
Morgan Stanley Capital Services(2)	12/31/2019	300	3.585%	3 month LIBOR	39	—	39
Citibank, NA(2)	11/15/2012	465	1.963%	3 month LIBOR	(182)	—	(182)

					$8,268,319	$—	$8,268,319

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$3,853,478	$—
Commercial Mortgage-Backed Securities	—	10,375,656	—
Corporate Bonds	—	7,710,968	—
Municipal Bond	—	264,068	—
U.S. Government Agency Obligations		27,774,542
U.S. Government Mortgage-Backed Obligations	—	2,490,242	—
U.S. Treasury Obligations	—	8,712,775	—
Affiliated Money Market Mutual Fund	39,097,916	—	—

	39,097,916	61,181,729	—
Other Financial Instruments*	(24,691)	8,268,319	—

Total	$39,073,225	$69,450,048	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments*
Balance as of 12/31/08	$17,570,733
Realized gain (loss)	— **
Change in unrealized appreciation (depreciation)	(2,393,187)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(15,177,546)

Balance as of 9/30/09	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $1,580,181.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

				Principal
	Moody’s	Interest		Amount
	Ratings†	Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 26.1%

U.S. GOVERNMENT AGENCY OBLIGATION — 16.2%
Citigroup Funding, Inc., FDIC Gtd. Notes, Ser. 2, M.T.N.(a) (cost $1,000,000)	Aaa	0.821%	04/30/12	$1,000	$1,008,325

U.S. TREASURY OBLIGATIONS — 9.9%

United States Treasury Bonds		4.250%	05/15/39	30	31,036
United States Treasury Bonds		4.500%	08/15/39	5	5,391
United States Treasury Notes		1.000%	09/30/11	65	65,051
United States Treasury Notes		2.375%	09/30/14	115	115,297
United States Treasury Notes		3.625%	08/15/19	60	61,584
United States Treasury Strip Coupon(b)(c)		3.990%	02/15/21	45	28,839
United States Treasury Strip Coupon(b)		4.300%	05/15/24	305	163,729
United States Treasury Strip Coupon(b)		4.810%	11/15/20	220	142,594

TOTAL U.S. TREASURY OBLIGATIONS (cost $599,578)					613,521

TOTAL LONG-TERM INVESTMENTS (cost $1,599,578)					1,621,846

SHORT-TERM INVESTMENT — 53.2%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $3,295,618)(d)	3,295,618	3,295,618

TOTAL INVESTMENTS — 79.3% (cost $4,895,196)		4,917,464

Other assets in excess of liabilities(e) — 20.7%		1,280,796

NET ASSETS — 100.0%		$6,198,260

The following abbreviations are used in Portfolio descriptions:

FDIC	Federal Deposit Insurance Corporation

M.T.N.	Medium Term Note

†	The ratings reflected are as of September 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Security segregated as collateral for futures contracts.

(d)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contract and interest rate swaps as follows:
Futures contract outstanding at September 30, 2009:
				Value at
Number of		Expiration	Value at Trade	September 30,	Unrealized
Contract	Type	Date	Date	2009	(Depreciation)(1)
Short Position:
1	5 Year U.S. Treasury Notes	Dec. 2009	$115,848	$116,093	$(245)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

Interest rate swap agreements outstanding at September 30, 2009:

		Notional					Unrealized
	Termination	Amount	Fixed	Floating	Fair	Upfront Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid/(Received)	(Depreciation)(c)
Barclay Bank, PLC(a)	12/31/2020	$3,000	2.952%	3 month LIBOR	$(196,860)	$—	$(196,860)
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	375	3.387%	3 month LIBOR	(7,166)	—	(7,166)
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	1,870	3.404%	3 month LIBOR	(30,930)	—	(30,930)
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	700	3.479%	3 month LIBOR	(5,558)	—	(5,558)
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	370	3.801%	3 month LIBOR	5,839	—	5,839
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	125	3.820%	3 month LIBOR	2,831	—	2,831
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	300	3.852%	3 month LIBOR	7,965	—	7,965
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	300	3.966%	3 month LIBOR	10,833	—	10,833
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	565	4.004%	3 month LIBOR	22,877	—	22,877
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	350	4.132%	3 month LIBOR	21,448	—	21,448
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	150	4.152%	3 month LIBOR	9,570	—	9,570
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	720	4.206%	3 month LIBOR	50,090	—	50,090
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	1,200	3.240%	3 month LIBOR	43,368	—	43,368
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	400	3.267%	3 month LIBOR	13,224	—	13,224
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	100	3.925%	3 month LIBOR	(3,006)	—	(3,006)
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	100	3.955%	3 month LIBOR	(3,400)	—	(3,400)
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	100	4.012%	3 month LIBOR	(4,062)	—	(4,062)
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	90	4.020%	3 month LIBOR	(4,070)	—	(4,070)
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	100	4.036%	3 month LIBOR	(4,679)	—	(4,679)
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	150	4.106%	3 month LIBOR	(7,749)	—	(7,749)
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	300	4.145%	3 month LIBOR	(17,994)	—	(17,994)
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	130	4.239%	3 month LIBOR	(9,145)	—	(9,145)
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	300	4.242%	3 month LIBOR	(20,763)	—	(20,763)

					$(127,337)	$—	$(127,337)

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

U.S. Government Agency Obligation	$—	$1,008,325	$—
U.S. Treasury Obligations	—	613,521	—
Affiliated Money Market Mutual Fund	3,295,618	—	—

	3,295,618	1,621,846	—

Other Financial Instruments*	(245)	—	(127,337)

Total	$3,295,373	$1,621,846	$(127,337)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments*
Balance as of 1/2/09 (commencement of Portfolio)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(127,337)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$(127,337)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%

AFFILIATED MUTUAL FUNDS
AST DeAM Large-Cap Value Portfolio	67,753,720	$510,863,046
AST Federated Aggressive Growth Portfolio	6,545,104	44,572,157
AST Goldman Sachs Mid-Cap Growth Portfolio*	57,731	241,315
AST High Yield Portfolio	5,819,969	37,946,198
AST International Growth Portfolio	38,497,120	376,501,833
AST International Value Portfolio	27,233,976	382,365,017
AST Jennison Large-Cap Growth Portfolio	2,299,359	22,901,619
AST Jennison Large-Cap Value Portfolio	2,265,431	22,563,688
AST Large-Cap Value Portfolio	67,316,803	766,065,221
AST Marsico Capital Growth Portfolio	35,885,431	547,252,828
AST MFS Growth Portfolio	69,637,831	561,977,297
AST Mid-Cap Value Portfolio	4,395,451	40,130,468
AST Money Market Portfolio	34,326,362	34,326,362
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,715,633	42,255,249
AST Parametric Emerging Markets Equity Portfolio	11,697,317	91,005,128
AST PIMCO Total Return Bond Portfolio	82,230,914	955,523,226
AST Small-Cap Growth Portfolio	3,085,462	43,782,713
AST Small-Cap Value Portfolio	8,808,057	90,899,153
AST T. Rowe Price Global Bond Portfolio	3,551	38,562
AST T. Rowe Price Large-Cap Growth Portfolio*	27,772,966	273,841,442
AST T. Rowe Price Natural Resources Portfolio	3,061,728	53,763,947
AST Western Asset Core Plus Bond Portfolio	24,443,720	241,748,389

TOTAL LONG-TERM INVESTMENTS(w) (cost $5,316,105,540)		5,140,564,858

SHORT-TERM INVESTMENTS — 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND — 1.0%
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $51,358,124)	51,358,124	51,358,124

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(k)(cost $4,996,898)
.003%(n)	12/17/09	$5,000	4,999,125

TOTAL SHORT-TERM INVESTMENTS (cost $56,355,022)			56,357,249

TOTAL INVESTMENTS — 100.1% (cost $5,372,460,562)			5,196,922,107

Liabilities in excess of other assets(x) — (0.1)%			(5,015,161)

NET ASSETS — 100.0%			$5,191,906,946

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Security segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:
Futures contracts open at September 30, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2009	(Depreciation)
Long Positions:
95	10 Year U.S. Treasury Notes	Dec 09	$11,031,133	$11,241,172	$210,039
49	CAC 40 10 Euro	Dec 09	2,653,067	2,722,621	69,554
10	DAX Index	Dec 09	2,025,470	2,075,956	50,486
34	FTSE100 Index	Dec 09	2,695,950	2,766,317	70,367
74	Russell 2000	Dec 09	4,183,960	4,462,200	278,240
124	S&P 500	Dec 09	31,296,050	32,639,900	1,343,850
24	Topix Index	Dec 09	2,499,861	2,433,020	(66,841)

					$1,955,695

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2009 categorized by risk exposure:

Derivative Fair Value
at 9/30/09
Equity contracts	$1,745,656
Interest rate contracts	210,039

Total	$1,955,695

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$5,191,922,982	$—	$—
U.S. Treasury Obligations	—	4,999,125	—

	$5,191,922,982	$4,999,125	$—
Other Financial Instruments*	1,955,695	—	—

Total	$5,193,878,677	$4,999,125	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.1%

AFFILIATED MUTUAL FUNDS — 91.0%

AST DeAM Large-Cap Value Portfolio	4,402,208	$33,192,647
AST Federated Aggressive Growth Portfolio	2,139,454	14,569,684
AST International Growth Portfolio	6,534,972	63,912,024
AST International Value Portfolio	1,526,292	21,429,134
AST Jennison Large-Cap Growth Portfolio	136,773	1,362,260
AST Jennison Large-Cap Value Portfolio	177,037	1,763,289
AST Large-Cap Value Portfolio	4,505,321	51,270,558
AST Marsico Capital Growth Portfolio	2,260,891	34,478,594
AST MFS Growth Portfolio	4,190,896	33,820,527
AST Mid-Cap Value Portfolio	329,714	3,010,293
AST Money Market Portfolio	35,978,295	35,978,295
AST Neuberger Berman Mid-Cap Growth Portfolio*	188,500	2,933,065
AST PIMCO Total Return Bond Portfolio	4,223,878	49,081,458
AST Small-Cap Growth Portfolio	1,050,819	14,911,116
AST T. Rowe Price Large-Cap Growth Portfolio*	1,611,838	15,892,721
AST Western Asset Core Plus Bond Portfolio	1,215,904	12,025,288

TOTAL AFFILIATED MUTUAL FUNDS (cost $351,638,599)(w)		389,630,953

COMMON STOCKS — 10.1%

Exchange Traded Funds — 8.0%
iShares Dow Jones U.S. Basic Materials Index Fund	157,775	8,646,070
iShares MSCI Emerging Markets Index Fund	209,730	8,160,594
iShares S&P Global Technology Sector Index Fund	87,991	4,590,077
PowerShares DB US Dollar Index Bullish Fund*	187,160	4,265,377
Vanguard Health Care	166,363	8,542,740

		34,204,858

Exchange Traded Notes — 2.1%
iPath Dow Jones-AIG Commodity Index Total Return*	227,988	8,791,217

TOTAL COMMON STOCKS (cost $38,771,237)		42,996,075

TOTAL INVESTMENTS — 101.1% (cost $390,409,836)		432,627,028

Liabilities in excess of other assets — (1.1)%		(4,635,235)

NET ASSETS — 100.0%		$427,991,793

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$42,996,075	$—	$—
Affiliated Mutual Funds	389,630,953	—	—

	$432,627,028	$—	$—
Other Financial Instruments*	—	—	—

Total	$432,627,028	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.1%

AFFILIATED MUTUAL FUNDS — 91.0%

AST DeAM Large-Cap Value Portfolio	4,300,240	$32,423,808
AST Federated Aggressive Growth Portfolio	2,754,476	18,757,983
AST International Growth Portfolio	6,527,758	63,841,471
AST International Value Portfolio	2,300,113	32,293,582
AST Jennison Large-Cap Growth Portfolio	143,416	1,428,425
AST Jennison Large-Cap Value Portfolio	176,889	1,761,815
AST Large-Cap Value Portfolio	4,400,648	50,079,375
AST Marsico Capital Growth Portfolio	2,307,348	35,187,061
AST MFS Growth Portfolio	4,274,068	34,491,729
AST Mid-Cap Value Portfolio	319,484	2,916,885
AST Money Market Portfolio	111,188,312	111,188,312
AST Neuberger Berman Mid-Cap Growth Portfolio*	192,328	2,992,631
AST PIMCO Total Return Bond Portfolio	11,336,113	131,725,636
AST Small-Cap Growth Portfolio	1,353,064	19,199,975
AST T. Rowe Price Large-Cap Growth Portfolio*	1,641,597	16,186,150
AST Western Asset Core Plus Bond Portfolio	3,241,666	32,060,076

TOTAL AFFILIATED MUTUAL FUNDS (cost $540,072,774)(w)		586,534,914

COMMON STOCKS — 10.1%

Exchange Traded Funds — 8.0%
iShares Dow Jones U.S. Basic Material Sector Index Fund	238,700	13,080,760
iShares MSCI Emerging Markets Index Fund	315,131	12,261,747
iShares S&P Global Technology Sector Index Fund	132,835	6,929,378
PowerShares DB US Dollar Index Bullish Fund*	281,400	6,413,106
Vanguard Health Care	250,726	12,874,780

		51,559,771

Exchange Traded Notes — 2.1%
iPath Dow Jones-AIG Commodity Index Total Return*	340,762	13,139,783

TOTAL COMMON STOCKS (cost $57,350,857)		64,699,554

TOTAL INVESTMENTS — 101.1% (cost $597,423,631)		651,234,468

Liabilities in excess of other assets — (1.1)%		(6,935,508)

NET ASSETS — 100.0%		$644,298,960

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$64,699,554	$—	$—
Affiliated Mutual Funds	586,534,914	—	—

	$651,234,468	$—	$—
Other Financial Instruments*	—	—	—

Total	$651,234,468	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%

COMMON STOCKS

Apartment — 12.4%
American Campus Communities, Inc., REIT	47,989	$1,288,505
Apartment Investment & Management Co. (Class A Stock), REIT	263,899	3,892,510
AvalonBay Communities, Inc., REIT	84,926	6,176,668
BRE Properties, Inc., REIT	58,581	1,833,585
Camden Property Trust, REIT	174,236	7,021,711
Colonial Properties Trust, REIT	70,633	687,259
Education Realty Trust, Inc., REIT	264,088	1,566,042
Equity Residential, REIT	528,510	16,225,257
UDR, Inc., REIT	292,668	4,606,594

		43,298,131

Diversified Operations — 8.2%
Cousins Properties, Inc., REIT	438,449	3,630,358
Forest City Enterprises, Inc. (Class A Stock)	184,487	2,466,591
Lexington Realty Trust, REIT	169,366	863,767
Vornado Realty Trust, REIT	339,445	21,863,652

		28,824,368

HealthCare — 10.0%
Brookdale Senior Living, Inc.	315,345	5,717,205
HCP, Inc., REIT	473,938	13,620,978
Health Care REIT, Inc., REIT	57,307	2,385,117
Nationwide Health Properties, Inc., REIT	214,171	6,637,159
Ventas, Inc., REIT	177,151	6,820,314

		35,180,773

Hotels — 8.9%
Gaylord Entertainment Co.*	183,020	3,678,702
Hospitality Properties Trust, REIT	440,983	8,982,824
Host Hotels & Resorts, Inc., REIT	1,006,516	11,846,693
LaSalle Hotel Properties, REIT	95,945	1,886,279
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	313,792	3,611,746
Starwood Hotels & Resorts Worldwide, Inc.	33,288	1,099,502

		31,105,746

Industrial — 6.5%
AMB Property Corp., REIT	88,274	2,025,888
DCT Industrial Trust, Inc., REIT	614,585	3,140,530
EastGroup Properties, Inc., REIT	33,327	1,273,758
ProLogis, REIT	1,357,022	16,175,702

		22,615,878

Manufactured Home — 0.9%
Equity LifeStyle Properties, Inc., REIT	70,559	3,019,220

Office — 12.4%
BioMed Realty Trust, Inc., REIT	255,001	3,519,014
Boston Properties, Inc., REIT	197,697	12,959,038
Brandywine Realty Trust, REIT	283,630	3,131,275
Brookfield Properties Corp. (Canada)	299,465	3,395,606
Douglas Emmett, Inc., REIT	169,832	2,085,537
Kilroy Realty Corp., REIT	222,725	6,178,392
Mack-Cali Realty Corp., REIT	158,313	5,118,259
SL Green Realty Corp., REIT	163,240	7,158,074

		43,545,195

Office/Industrial — 2.9%
Liberty Property Trust, REIT	179,753	5,847,365
PS Business Parks, Inc., REIT	85,641	4,395,096

		10,242,461

Regional Mall — 14.3%
Macerich Co. (The), REIT	296,531	8,993,785
Simon Property Group, Inc., REIT	589,035	40,896,700

		49,890,485

Self Storage — 9.6%
Public Storage, Inc., REIT	381,789	28,725,804
Sovran Self Storage, Inc., REIT	88,328	2,687,821
U-Store-It Trust, REIT	324,747	2,029,669

		33,443,294

Shopping Centers — 7.8%
Alexander’s, Inc., REIT	4,061	1,201,569
Developers Diversified Realty Corp., REIT	507,644	4,690,630
Federal Realty Investment Trust, REIT	85,053	5,219,702
Inland Real Estate Corp., REIT	237,280	2,078,573
Kimco Realty Corp., REIT	504,544	6,579,254
Regency Centers Corp., REIT	87,878	3,255,880
Weingarten Realty Investors, REIT	209,672	4,176,666

		27,202,274

Specialty — 2.3%
Digital Realty Trust, Inc., REIT	174,791	7,989,697

TOTAL LONG-TERM INVESTMENTS (cost $273,451,914)		336,357,522

SHORT-TERM INVESTMENT — 4.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $13,986,486)(w)	13,986,486	13,986,486

TOTAL INVESTMENTS — 100.2% (cost $287,438,400)		350,344,008

Liabilities in excess of other assets — (0.2)%		(696,265)

NET ASSETS — 100.0%		$349,647,743

The following abbreviation is used in Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$336,357,522	$—	$—
Affiliated Money Market Mutual Fund	13,986,486	—	—

	$350,344,008	$—	$—
Other Financial Instruments*	—	—	—

Total	$350,344,008	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST DEAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.5%

COMMON STOCKS — 94.5%

Aerospace — 4.7%
General Dynamics Corp.	301,800	$19,496,280
Northrop Grumman Corp.	436,200	22,573,350
Raytheon Co.(a)	394,600	18,928,962

		60,998,592

Agriculture — 2.6%
Archer-Daniels-Midland Co.(a)	680,400	19,881,288
Bunge Ltd. (Bermuda)(a)	64,500	4,038,345
Lorillard, Inc.	45,100	3,350,930
Reynolds American, Inc.	146,900	6,539,988

		33,810,551

Apparel — 0.1%
VF Corp.	12,900	934,347

Banks — 0.6%
U.S. Bancorp	341,300	7,460,818

Chemicals — 0.6%
Cabot Corp.	58,600	1,354,246
Du Pont (E.I.) de Nemours & Co.	212,400	6,826,536

		8,180,782

Commercial Services — 2.0%
Manpower, Inc.	97,100	5,506,541
RR Donnelley & Sons Co.	697,400	14,826,724
SAIC, Inc.*	351,400	6,163,556

		26,496,821

Computer Services & Software — 0.7%
Computer Sciences Corp.*	162,000	8,539,020

Construction — 0.2%
NVR, Inc.*(a)	4,920	3,135,860

Consumer Products & Services — 0.5%
Procter & Gamble Co. (The)	106,400	6,162,688

Containers & Packaging — 0.2%
Owens-Illinois, Inc.*	63,700	2,350,530

Distribution/Wholesale — 0.7%
Genuine Parts Co.	80,000	3,044,800
Ingram Micro, Inc. (Class A Stock)*	351,500	5,922,775

		8,967,575

Diversified Financial Services — 3.9%
BlackRock, Inc.	11,200	2,428,384
Discover Financial Services	435,100	7,061,673
Franklin Resources, Inc.	192,400	19,355,440
Goldman Sachs Group, Inc. (The)	113,700	20,960,595

		49,806,092

Diversified Machinery — 0.3%
Gardner Denver, Inc.*	110,700	3,861,216

Diversified Manufacturing — 1.0%
ITT Corp.(a)	240,500	12,542,075

Electric — 4.6%
Dominion Resources, Inc.	95,400	3,291,300
Entergy Corp.	72,500	5,789,850
Exelon Corp.	508,200	25,216,884
FirstEnergy Corp.	189,800	8,677,656
NRG Energy, Inc.*(a)	581,760	16,399,815

		59,375,505

Electronic Components & Equipment — 3.6%
Arrow Electronics, Inc.*	339,400	9,554,110
Avnet, Inc.*	450,100	11,689,097
General Electric Co.	1,524,000	25,024,080

		46,267,287

Electronics — 0.7%
Jabil Circuit, Inc.	645,500	8,656,155

Financial — Bank & Trust — 8.6%
Bank of America Corp.	1,927,400	32,611,608
Capital One Financial Corp.	238,000	8,503,740
Citigroup, Inc.	2,986,100	14,452,724
Commerce Bancshares, Inc.	48,200	1,794,968
KeyCorp(a)	1,376,800	8,949,200
Marshall & Ilsley Corp.	868,100	7,005,567
Regions Financial Corp.	2,222,400	13,801,104
SunTrust Banks, Inc.(a)	424,400	9,570,220
Wells Fargo & Co.	500,300	14,098,454

		110,787,585

Financial Services — 3.2%
Bank of New York Mellon Corp. (The)	683,900	19,826,261
JPMorgan Chase & Co.	485,684	21,282,673

		41,108,934

Food — 2.3%
Campbell Soup Co.	243,000	7,926,660
Kroger Co. (The)	281,000	5,799,840
Sara Lee Corp.	360,300	4,013,742
SUPERVALU, Inc.	606,100	9,127,866
Tyson Foods, Inc. (Class A Stock)(a)	277,600	3,506,088

		30,374,196

Gas — 0.1%
National Fuel Gas Co.	20,000	916,200

Healthcare Products — 0.7%
Johnson & Johnson	147,300	8,969,097

Healthcare Services — 1.0%
Coventry Health Care, Inc.*	680,000	13,572,800

Household Products / Wares — 1.5%
Kimberly-Clark Corp.	329,900	19,457,502

Insurance — 4.9%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	68,600	3,287,998
Allstate Corp. (The)	637,800	19,529,436
AON Corp.(a)	86,400	3,515,616
Assurant, Inc.	116,800	3,744,608
Chubb Corp.	140,500	7,082,605
Hartford Financial Services Group, Inc. (The)(a)	332,300	8,805,950
Loews Corp.	373,300	12,785,525
MetLife, Inc.	105,900	4,031,613
Protective Life Corp.	41,500	888,930

		63,672,281

Internet — 0.1%
Liberty Media Holding Corp. — Interactive (Class A Stock)*	131,800	1,445,846

Managed Healthcare — 0.8%
Aetna, Inc.	382,200	10,636,626

Media — 5.1%
Comcast Corp. (Class A Stock)	678,600	11,461,554
DISH Network Corp. (Class A Stock)*(a)	371,500	7,155,090
Scripps Networks Interactive, Inc. (Class A Stock)	174,500	6,447,775
Time Warner Cable, Inc.(a)	517,943	22,318,164
Time Warner, Inc.(a)	645,166	18,567,877

		65,950,460

Metal Fabricate/Hardware — 0.5%
Timken Co.	250,300	5,864,529

Metals & Mining — 1.5%
Cliffs Natural Resources, Inc.	593,300	19,199,188

Oil & Gas — 13.7%
Anadarko Petroleum Corp.	239,900	15,048,927
Chevron Corp.	215,200	15,156,536
ConocoPhillips	739,800	33,409,368
Devon Energy Corp.	362,100	24,380,193
Encore Acquisition Co.*(a)	215,100	8,044,740
Exxon Mobil Corp.	602,600	41,344,386
Forest Oil Corp.*	174,500	3,414,965
Hess Corp.	132,700	7,094,142
Marathon Oil Corp.	407,300	12,992,870
Murphy Oil Corp.	226,700	13,051,119
Rowan Cos., Inc.(a)	169,000	3,898,830

		177,836,076

Oil & Gas Services — 1.8%
Helix Energy Solutions Group, Inc.*	102,300	1,532,454
National Oilwell Varco, Inc.*	83,700	3,609,981
Oil States International, Inc.*	92,800	3,260,064
Schlumberger Ltd. (Netherlands)	249,500	14,870,200

		23,272,699

Paper & Forest Products — 1.6%
International Paper Co.	827,800	18,401,994
Rayonier, Inc.	70,500	2,884,155

		21,286,149

Pharmaceuticals — 7.0%
AmerisourceBergen Corp.	109,500	2,450,610
Eli Lilly & Co.	675,700	22,318,371
McKesson Corp.	333,600	19,865,880
Pfizer, Inc.	2,795,700	46,268,835

		90,903,696

Pipelines — 0.3%
Williams Cos., Inc. (The)	249,400	4,456,778

Real Estate Investment Trusts — 2.0%
AMB Property Corp.	33,400	766,530
Annaly Capital Management, Inc.	264,000	4,788,960
Apartment Investment & Management Co. (Class A Stock)(a)	36,460	537,785
AvalonBay Communities, Inc.(a)	28,924	2,103,642
Boston Properties, Inc.(a)	49,700	3,257,835
Equity Residential	68,000	2,087,600
HCP, Inc.	60,200	1,730,148
Hospitality Properties Trust	55,500	1,130,535
Host Hotels & Resorts, Inc.	203,800	2,398,726
Kimco Realty Corp.	53,600	698,944
ProLogis	53,200	634,144
Realty Income Corp.(a)	16,500	423,225
Vornado Realty Trust(a)	76,132	4,903,665

		25,461,739

Retail — 1.7%
Foot Locker, Inc.	149,100	1,781,745
Gap, Inc. (The)	197,000	4,215,800
Home Depot, Inc. (The)	276,000	7,352,640
Macy’s, Inc.	474,600	8,680,434

		22,030,619

Semiconductors — 1.4%
Intel Corp.	924,600	18,094,422

Telecommunications — 5.2%
AT&T, Inc.	2,066,100	55,805,361
Verizon Communications, Inc.	366,200	11,084,874

		66,890,235

Transportation — 1.3%
Con-way, Inc.	264,500	10,135,640
Kirby Corp.*	15,300	563,346
Ryder System, Inc.	145,200	5,671,512

		16,370,498

Utilities — 1.2%
American Electric Power Co., Inc.	113,600	3,520,464
Edison International	372,000	12,491,760

		16,012,224

TOTAL COMMON STOCKS (cost $1,100,643,445)		1,222,116,293

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE OBLIGATION

Retail
Ames Department Stores, Inc.,
Sr. Notes(g)(i) (cost $12,750)
10.00%	04/15/17	NR	$40	4

TOTAL LONG-TERM INVESTMENTS (cost $1,100,656,195)				1,222,116,297

SHORT-TERM INVESTMENTS — 7.8%

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Bills(k)(n) (cost $10,801,414)
.002%	03/18/10		10,811	10,803,335

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 7.0%
Dryden Core Investment Fund — Taxable Money Market Series (cost $90,777,013; includes $77,988,612 of cash collateral for securities on loan)(b)(w)	90,777,013	90,777,013

TOTAL SHORT-TERM INVESTMENTS (cost $101,578,427)		101,580,348

TOTAL INVESTMENTS(o) — 102.3% (cost $1,202,234,622)		1,323,696,645

Liabilities in excess of other assets(x) — (2.3)%		(30,237,399)

NET ASSETS — 100.0%		$1,293,459,246

The following abbreviation is used in Portfolio description:

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $75,450,056; cash collateral of $77,988,612 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Security segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(o)	As of September 30, 2009, 1 security representing $4 and 0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized depreciation on futures contract as follows:
Futures contract open at September 30, 2009:

				Value at
Number of		Expiration	Value at	September 30,	Unrealized
Contracts	Type	Date	Trade Date	2009	Depreciation(1)
Long Position:
1,211	S&P 500 E-mini	Dec 09	$64,023,100	$63,753,095	$(270,005)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,222,116,293	$—	$—
U.S. Treasury Obligation	—	10,803,335	—
Corporate Obligation	—	—	4
Affiliated Money Market Mutual Fund	90,777,013	—	—

	$1,312,893,306	$10,803,335	$4
Other Financial Instruments*	(270,005)	—	—

Total	$1,312,623,301	$10,803,335	$4

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Obligation
Balance as of 12/31/08	$4
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$4

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.7%

COMMON STOCKS — 83.5%

Advertising — 0.5%
National CineMedia, Inc.	115,693	$1,963,310

Aerospace — 1.1%
Innovative Solutions and Support, Inc.*	610,015	3,056,175
Moog, Inc. (Class A Stock)*	39,100	1,153,450

		4,209,625

Airlines — 2.9%
JetBlue Airways Corp.*(a)	1,792,000	10,716,160
US Airways Group, Inc.*	18,300	86,010

		10,802,170

Automobile Manufacturers — 1.4%
Copart, Inc.*(a)	36,191	1,201,903
Piaggio & Co., SpA, 144A (Italy)	1,806,647	3,928,643

		5,130,546

Automotive Parts — 1.6%
Advance Auto Parts, Inc.(a)	26,500	1,040,920
CLARCOR, Inc.	157,300	4,932,928

		5,973,848

Biotechnology — 3.3%
Amylin Pharmaceuticals, Inc.*(a)	17,355	237,590
Anadys Pharmaceuticals, Inc.*	205,000	539,150
Crucell NV, ADR (Netherlands)*	6,576	150,525
Epigenomics AG (Germany)*	100,500	433,849
Human Genome Sciences, Inc.*(a)	58,500	1,100,970
OSI Pharmaceuticals, Inc.*(a)	152,300	5,376,190
Qiagen NV (Netherlands)*	49,895	1,058,706
Repligen Corp.*	106,515	533,640
Talecris Biotherapeutics Holdings Corp.*	153,300	2,912,700

		12,343,320

Building & Construction — 1.0%
Multiplan Empreendimentos Imobiliarios SA (Brazil)	43,300	677,021
Thor Industries, Inc.	101,207	3,132,356

		3,809,377

Building Materials — 0.4%
Simpson Manufacturing Co., Inc.	65,000	1,641,900

Business Services — 2.8%
ChinaCast Education Corp.*	248,955	1,809,903
CoStar Group, Inc.*(a)	44,164	1,820,440
Ctrip.com International Ltd., ADR (Cayman Islands)*	46,000	2,704,340
Kenexa Corp.*	215,650	2,906,962
Onvia, Inc.*(a)	204,000	1,250,520

		10,492,165

Cable Television — 2.9%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*(a)	318,600	10,912,050

Chemicals — 0.2%
Rockwood Holdings, Inc.*	12,409	255,253
Yingde Gases Group Co. (Cayman Islands)*	501,500	452,965

		708,218

Clothing & Apparel — 0.3%
Deckers Outdoor Corp.*	14,100	1,196,385

Commercial Services — 1.1%
DynCorp International, Inc. (Class A Stock)*	31,375	564,750
Emergency Medical Services Corp. (Class A Stock)*	28,500	1,325,250
Iron Mountain, Inc.*(a)	31,500	839,790
Lender Processing Services, Inc.	12,232	466,895
SEB — Sistema Educacional Brasileiro SA (Brazil)	34,352	338,750
TNS, Inc.*	25,600	701,440

		4,236,875

Commercial Services & Supplies — 0.1%
Lincoln Educational Services Corp.*	9,401	215,095

Computer Hardware — 1.1%
CommVault Systems, Inc.*	194,900	4,044,175

Computer Services & Software — 5.1%
Compellent Technologies, Inc.*(a)	151,000	2,725,550
Fundtech Ltd. (Israel)*(a)	142,025	1,650,330
IHS, Inc. (Class A Stock)*(a)	36,748	1,878,925
Magma Design Automation, Inc.*	20,544	42,937
Mantech International Corp. (Class A Stock)*	38,953	1,837,023
Netezza Corp.*	167,673	1,884,645
Omniture, Inc.*	149,911	3,214,092
Phoenix Technologies Ltd.*	663,400	2,421,410
RADWARE Ltd. (Israel)*(a)	203,147	2,281,341
Telecity Group PLC (United Kingdom)*	108,344	553,910
Tier Technologies, Inc. (Class B Stock)*	84,600	717,408

		19,207,571

Construction — 3.7%
D.R. Horton, Inc.(a)	134,200	1,531,222
Lennar Corp. (Class A Stock)(a)	365,500	5,208,375
Meritage Homes Corp.*	332,600	6,751,780
Sterling Construction Co., Inc.*	10,977	196,598

		13,687,975

Consumer Products & Services — 2.8%
Fuqi International, Inc.*(a)	128,800	3,771,264
Hypermarcas SA (Brazil)*	337,900	6,675,604

		10,446,868

Cosmetics & Toiletries — 0.2%
Bare Escentuals, Inc.*	75,068	892,559

Diversified Operations — 0.2%
MAX India Ltd. (India)*	87,438	335,538
RHJ International SA (Belgium)*	62,191	454,128

		789,666

Education — 0.3%
Bridgepoint Education, Inc.*	32,857	501,398
New Oriental Education & Technology Group, Inc., ADR (Cayman Islands)*	9,150	736,117

		1,237,515

Electric — 0.5%
ITC Holdings Corp.	42,170	1,916,627

Electrical Equipment — 0.5%
SatCon Technology Corp.*(a)	1,149,576	1,965,775

Electronic Components & Equipment — 1.3%
Rural Electrification Corp. Ltd. (India)	723,625	3,017,186
SmartHeat, Inc.*	9,351	110,996
Spire Corp.*(a)	196,056	1,099,874
Vicor Corp.*	65,325	504,309

		4,732,365

Entertainment & Leisure — 0.2%
Orchard Enterprises, Inc.*	82,262	123,393
Winnebago Industries, Inc.*	28,082	413,086

		536,479

Environmental Control — 0.9%
IESI-BFC Ltd. (Canada)	255,100	3,295,892

Exchange Traded Funds — 2.6%
iShares Russell 2000 Growth Index Fund(a)	73,900	4,841,189
iShares Russell 2000 Index Fund	82,200	4,950,906

		9,792,095

Financial — Bank & Trust — 0.6%
Redecard SA (Brazil)	135,121	2,089,052

Financial Services — 0.6%
Affiliated Managers Group, Inc.*(a)	27,300	1,774,773
GlobalOptions Group, Inc.*	11,111	19,889
Hambrecht Asia Acquisition Corp. (Cayman Islands)*	30,100	234,328

		2,028,990

Food — 0.4%
Seneca Foods Corp. (Class A Stock)*	58,700	1,608,380

Healthcare Products — 0.4%
Cepheid, Inc.*	35,819	473,527
Orthovita, Inc.*	207,600	911,364
Solta Medical, Inc.*	9,610	21,815

		1,406,706

Healthcare Services — 1.2%
athenahealth, Inc.*(a)	42,627	1,635,598
Protalix BioTherapeutics, Inc.*	85,482	706,081
Seattle Genetics, Inc.*	160,728	2,255,014

		4,596,693

Hotels & Motels — 0.8%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	269,031	3,096,547

Industrial Products — 0.3%
Entropic Communications, Inc.*	343,924	942,352

Insurance — 1.8%
Alleghany Corp.*	6,088	1,577,096
Transatlantic Holdings, Inc.	38,550	1,934,054
Willis Group Holdings Ltd. (Bermuda)	119,900	3,383,578

		6,894,728

Internet Services — 2.4%
Access Integrated Technologies, Inc. (Class A Stock)*(a)	494,087	632,431
Akamai Technologies, Inc.*	17,100	336,528
i2 Technologies, Inc.*(a)	59,800	959,192
iPass, Inc.*	887,844	1,225,225
Monster Worldwide, Inc.*(a)	26,676	466,296
NaviSite, Inc.*	407,466	892,351
NIC, Inc.	74,367	661,123
Perfect World Co. Ltd., ADR (Cayman Islands)*(a)	42,700	2,053,870
Switch & Data Facilities Co., Inc.*	20,600	280,366
ValueClick, Inc.*	71,026	936,833
WebMediaBrands, Inc.*	611,616	440,363

		8,884,578

Media — 0.3%
Dolan Media Co.*	85,203	1,021,584

Medical Supplies & Equipment — 2.2%
Arena Pharmaceuticals, Inc.*(a)	106,100	474,267
Conceptus, Inc.*	505	9,363
Endologix, Inc.*	129,000	798,510
Illumina, Inc.*(a)	58,300	2,477,750
Insulet Corp.*(a)	27,538	309,252
LifeWatch AG (Switzerland)*	8,558	173,010
Masimo Corp.*(a)	38,700	1,013,940
Orthofix International NV (Netherlands)*	96,929	2,848,743
ThermoGenesis Corp.*	204,965	127,078

		8,231,913

Metals & Mining — 1.5%
Commercial Metals Co.	173,475	3,105,203
Steel Dynamics, Inc.	34,800	533,832
Thompson Creek Metals Co., Inc. (Canada)*(a)	172,072	2,076,909

		5,715,944

Oil, Gas & Consumable Fuels — 0.9%
SandRidge Energy, Inc.*(a)	268,200	3,475,872

Paper & Forest Products — 0.2%
Nine Dragons Paper Holdings Ltd. (Bermuda)	529,703	678,274

Pharmaceuticals — 11.7%
Adaltis, Inc. (OTC), 144A (Canada)	41,000	—
Adaltis, Inc. (TSX) (Canada)*	172,400	—
Alkermes, Inc.*	202,000	1,856,380
Auxilium Pharmaceuticals, Inc.*(a)	147,601	5,049,430

BioMarin Pharmaceutical, Inc.*(a)	134,200	2,426,336
Catalyst Pharmaceutical Partners, Inc.*	216,200	183,770
Cephalon, Inc.*(a)	11,300	658,112
Cubist Pharmaceuticals, Inc.*(a)	249,212	5,034,082
Dishman Pharmaceuticals & Chemicals Ltd. (India)	105,313	558,556
Durect Corp.*	20,752	55,408
Dyax Corp.*	450,056	1,615,701
Dynavax Technologies Corp.*(a)	312,688	569,092
Hikma Pharmaceuticals PLC (United Kingdom)	20,450	153,248
Isis Pharmaceuticals, Inc.*(a)	164,400	2,395,308
Momenta Pharmaceuticals, Inc.*	40,800	432,888
Mylan, Inc.*	53,600	858,136
Neurocrine Biosciences, Inc.*(a)	122,854	374,705
Orexigen Therapeutics, Inc.*	116,214	1,144,708
Penwest Pharmaceuticals Co.*	369,573	772,408
Pharmacyclics, Inc.*(a)	174,900	342,804
Piramal Healthcare Ltd. (India)	80,288	636,313
Progenics Pharmaceuticals, Inc.*	246,000	1,289,040
Regeneron Pharmaceuticals, Inc.*	48,700	939,910
Rigel Pharmaceuticals, Inc.*	140,185	1,149,517
Savient Pharmaceuticals, Inc.*(a)	121,900	1,852,880
Spectrum Pharmaceuticals, Inc.*(a)	398,810	2,683,991
SXC Health Solutions Corp. (Canada)*	47,095	2,203,575
Threshold Pharmaceuticals, Inc., PIPE	226,864	410,624
Vical, Inc.*(a)	455,654	1,941,086
Vivus, Inc.*	93,200	973,940
Warner Chilcott PLC (Class A Stock) (Ireland)*(a)	251,900	5,446,078

		44,008,026

Real Estate — 1.1%
BR Malls Participacoes SA (Brazil)*	82,111	969,611
Brasil Brokers Participacoes SA (Brazil)	425,512	1,445,914
China Housing & Land Development, Inc.*(a)	165,838	638,476
Xinyuan Real Estate Co. Ltd., ADR (Cayman Islands)*(a)	254,300	1,179,952

		4,233,953

Real Estate Investment Trust — 0.1%
Government Properties Income Trust*	19,354	464,690

Restaurants — 0.8%
Chipotle Mexican Grill, Inc. (Class A Stock)*(a)	22,371	2,171,106
Texas Roadhouse, Inc. (Class A Stock)*	91,265	969,234

		3,140,340

Retail & Merchandising — 4.0%
B2W Companhia Global Do Varejo, GDR, 144A (Brazil)*	10,797	603,968
Dick’s Sporting Goods, Inc.*	240,700	5,391,680
Geox SpA (Italy)	157,228	1,360,928
hhgregg, Inc.*(a)	363,900	6,164,466
LJ International, Inc. (Virgin Islands)*	84,174	179,291
Lululemon Athletica, Inc.*(a)	32,957	749,772
Regis Corp.(a)	28,097	435,503

		14,885,608

Semiconductors — 3.0%
First Solar, Inc.*(a)	8,373	1,279,897
MEMC Electronic Materials, Inc.*	284,943	4,738,602
Microsemi Corp.*	128,941	2,035,978
Mindspeed Technologies, Inc.*	665,500	1,916,640
ON Semiconductor Corp.*(a)	142,600	1,176,450

		11,147,567

Software — 1.5%
Blackboard, Inc.*(a)	43,300	1,635,874
Parametric Technology Corp.*	156,789	2,166,824
Phase Forward, Inc.*	137,300	1,927,692

		5,730,390

Telecommunications — 2.2%
GeoEye, Inc.*(a)	97,296	2,607,533
Gilat Satellite Networks Ltd. (Israel)*	319,200	1,343,832
LogMeIn, Inc.*	35,600	651,836
NTELOS Holdings Corp.	61,400	1,084,324
tw telecom, Inc.*	179,000	2,407,550

		8,095,075

Textiles — 0.2%
Cia Hering (Brazil)	54,004	623,381

Transportation — 4.9%
Aramex Co. (United Arab Emirates)*	8,652,470	4,169,525
Con-Way, Inc.	114,500	4,387,640
Dynamex, Inc.*	94,100	1,536,653
Express-1 Expedited Solutions, Inc.*	512,315	486,699
Forward Air Corp.	306,767	7,101,656
Grupo TMM SA (Class A Stock), ADR (Mexico)*	31,354	122,594
Quality Distribution, Inc.*	194,197	654,444

		18,459,211

Utilities — 1.4%
EDP Renovaveis SA, 144A (Spain)*	106,251	1,168,456
Yingli Green Energy Holding Co. Ltd., ADR (Cayman Islands)*(a)	335,800	4,184,068

		5,352,524

TOTAL COMMON STOCKS (cost $291,541,238)		312,992,824

PREFERRED STOCKS — 2.0%

Automotive Parts — 0.1%
Autoliv, Inc., 8.00%, CVT	13,234	634,703

Biotechnology
Bellus Health, Inc., Series A, CVT (Canada)	417,960	83,592

Cable Television — 0.7%
Lodgenet Interactive Corp., 10.00%, CVT*	1,335	2,806,837

Electric — 0.1%
Great Plains Energy, Inc., 12.00%, CVT	5,300	336,020

Entertainment & Leisure — 0.5%
Callaway Golf Co., Series B, 7.50%, CVT	14,174	1,785,924

Oil, Gas & Consumable Fuels — 0.1%
ATP Oil & Gas Corp., 8.00%, CVT, 144A*	2,000	201,400

Pharmaceuticals — 0.5%
Mylan, Inc., 6.50%, CVT	1,750	1,812,283

TOTAL PREFERRED STOCKS (cost $5,425,272)		7,660,759

	Units
WARRANTS(m)* — 0.1%

Biotechnology
Anadys Pharmaceuticals, Inc., expiring 06/03/14	43,050	104,602

Pharmaceuticals — 0.1%
Clinical Data, Inc., expiring 05/24/12	7,625	117
Cortex Pharmaceuticals, Inc., expiring 08/28/12	55,040	804
Medicure, Inc., expiring 12/02/11 (China)	106,637	218
Point Therapeutics, Inc., expiring 07/01/12	84,270	57
Spectrum Pharmaceuticals, Inc., expiring 02/25/10	34,745	83,652
Threshold Pharmaceuticals, Inc., expiring 10/05/14	90,746	133,244
Vical, Inc., expiring 02/21/10	75,950	89,268

		307,360

TOTAL WARRANTS (cost $22,057)		411,962

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CONVERTIBLE BONDS — 3.7%

Airlines — 0.3%
AMR Corp., Gtd. Notes
6.25%	10/15/14	CCC+(d)	$215	227,094
JetBlue Airways Corp., Series A, Debs.
6.75%	10/15/39	CCC(d)	178	261,660
JetBlue Airways Corp., Series B, Debs.
6.75%	10/15/39	CCC(d)	123	179,887
UAL Corp., Gtd. Notes
5.00%	02/01/21	NR	336	268,800

				937,441

Automotive Parts — 0.1%
Sonic Automotive, Inc., Sr. Unsec’d. Notes
5.00%	10/01/29	CCC-(d)	128	139,680

Biotechnology
Charles River Laboratories International, Inc., Sr. Unsec’d. Notes
2.25%	06/15/13	BB+(d)	123	121,616

Cable Television — 0.9%
Central European Media Enterprises Ltd., Sr. Sec’d. Notes, 144A (Bermuda)
3.50%	03/15/13	B(d)	4,011	3,364,226

Commercial Services — 0.3%
Chemed Corp., Gtd. Notes
1.875%	05/15/14	NR	326	268,135
Coinstar, Inc., Sr. Unsec’d. Notes
4.00%	09/01/14	BB(d)	475	515,969
CRA International, Inc., Sr. Sub. Notes
2.875%	06/15/34	NR	152	148,580
Kendle International, Inc., Sr. Unsec’d. Notes
3.375%	07/15/12	B(d)	225	198,562

				1,131,246

Consumer Products & Services — 0.3%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes
5.50%	03/15/14	BBB-(d)	527	1,040,825

Distribution/Wholesale
Tech Data Corp., Sr. Unsec’d. Notes
2.75%	12/15/26	Ba2	110	113,988

Electronic Components
Mentor Graphics Corp., Sub. Notes
6.25%	03/01/26	NR	66	63,525

Electronic Components & Equipment — 0.1%
FEI Co., Sub. Notes
2.875%	06/01/13	NR	203	217,210
Flextronics International Ltd., Sr. Sub. Notes (Singapore)
1.00%	08/01/10	BB-(d)	246	240,773

				457,983

Healthcare Products — 0.2%
Conmed Corp., Sr. Sub. Notes
2.50%	11/15/24	B1	392	355,740
Wilson Greatbatch, Inc., Sub. Debs.
2.25%	06/15/13	NR	90	88,088
Wright Medical Group, Inc., Sr. Unsec’d. Notes
2.625%	12/01/14	NR	246	207,562

				651,390

Hotels & Motels — 0.1%
Gaylord Entertainment Co., Gtd. Notes, 144A
3.75%	10/01/14	NR	259	260,295

Internet Services — 0.2%
EarthLink, Inc., (3.25% until 11/15/11) Sr. Unsec’d. Notes
3.50% (v)	11/15/26	NR	57	62,771
GSI Commerce, Inc., Sr. Unsec’d. Notes
2.50%	06/01/27	NR	265	235,188
3.00%	06/01/25	NR	102	115,829
Safeguard Scientifics, Inc., Sr. Unsec’d. Notes
2.625%	03/15/24	NR	295	271,400

				685,188

Metals & Mining
Steel Dynamics, Inc., Sr. Notes
5.125%	06/15/14	BB+(d)	108	127,440

Oil, Gas & Consumable Fuels
SESI LLC, (1.50% until 12/15/11) Gtd. Notes
1.25% (v)	12/15/26	BB+(d)	129	115,778

Pharmaceuticals
Cubist Pharmaceuticals, Inc., Sub. Notes
2.25%	06/15/13	NR	138	130,065

Real Estate Investment Trusts — 0.3%
Alexandria Real Estate Equities, Inc., Sr. Unsec’d. Notes, 144A
8.00%	04/15/29	NR	335	505,850
Digital Realty Trust LP, Sr. Unsec’d. Notes, 144A
5.50%	04/15/29	NR	400	496,500
Washington Real Estate Investment Trust, Sr. Unsec’d. Notes
3.875%	09/15/26	Baa1	116	111,940

				1,114,290

Retail & Merchandising — 0.2%
Regis Corp., Sr. Unsec’d. Notes
5.00%	07/15/14	NR	713	882,337

Semiconductors — 0.1%
Diodes, Inc., Sr. Unsec’d. Notes
2.25%	10/01/26	NR	81	77,153
Teradyne, Inc., Sr. Unsec’d. Notes
4.50%	03/15/14	NR	107	200,491

				277,644

Software — 0.2%
Blackboard, Inc., Sr. Unsec’d. Notes
3.25%	07/01/27	BB-(d)	477	469,249
Lawson Software, Inc., Sr. Unsec’d. Notes
2.50%	04/15/12	NR	263	250,507

				719,756

Telecommunications — 0.2%
Arris Group, Inc., Sr. Unsec’d. Notes
2.00%	11/15/26	NR	190	195,700
Comtech Telecommunications Corp., Sr. Unsec’d. Notes, 144A
3.00%	05/01/29	NR	168	186,900
MasTec, Inc., Sr. Notes
4.00%	06/15/14	B+(d)	368	387,320

				769,920

Utilities — 0.1%
Covanta Holding Corp., Sr. Unsec’d. Notes, 144A
3.25%	06/01/14	Ba3	326	360,230

Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Sr. Unsec’d. Notes, 144A
4.00%	10/01/14	NR	298	331,525

TOTAL CONVERTIBLE BONDS (cost $10,597,658)				13,796,388

CORPORATE BONDS — 0.4%

Consumer Products & Services — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes
10.60%	04/15/19	Baa3	214	264,180

Containers & Packaging
BWAY Corp., Sr. Sub. Notes, 144A
10.00%	04/15/14	B3	110	116,325

Electronic Components & Equipment — 0.1%
Anixter, Inc., Gtd. Notes
10.00%	03/15/14	Ba2	323	340,765

Oil, Gas & Consumable Fuels — 0.1%
National Fuel Gas Co., Sr. Unsec’d. Notes
8.75%	05/01/19	Baa1	215	256,521

Real Estate Investment Trust
Developers Diversified Realty Corp., Sr. Unsec’d. Notes
9.625%	03/15/16	Baa3	87	87,273

Restaurants — 0.1%
Wendy’s / Arby’s Restaurant LLC, Sr. Unsec’d. Notes, 144A
10.00%	07/15/16	B2	295	312,906

Retail & Merchandising
Brown Shoe Co., Inc., Gtd. Notes
8.75%	05/01/12	B3	239	234,821

TOTAL CORPORATE BONDS (cost $1,408,057)				1,612,791

TOTAL LONG-TERM INVESTMENTS (cost $308,994,282)				336,474,724

	Shares
SHORT-TERM INVESTMENT — 37.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $138,712,691; includes $95,220,063 of cash collateral for securities on loan)(b)(w)	138,712,691	138,712,691

TOTAL INVESTMENTS(o) — 126.7%
(cost $447,706,973)		475,187,415

Liabilities in excess of other assets — (26.7)%		(100,260,651)

NET ASSETS — 100.0%		$374,926,764

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

GDR	Global Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

OTC	Over the Counter

PIPE	Private Investment In Public Equity

TSX	Toronto Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $90,495,584; cash collateral of $95,220,063 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Standard & Poor’s rating.

(m)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.

(o)	As of September 30, 2009, 9 securities representing $4,891,408 and 1.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$308,102,495	$4,890,329	$—	(a)
Preferred Stocks	7,660,759	—	—
Warrants	—	410,883	1,079
Convertible Bonds	—	13,796,388	—
Corporate Bonds	—	1,612,791	—
Affiliated Money Market Mutual Fund	138,712,691	—	—

	$454,475,945	$20,710,391	$1,079
Other Financial Instruments*	—	—	—

Total	$454,475,945	$20,710,391	$1,079

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants	Corporate Bonds
Balance as of 12/31/08	$—	$8,723	$94,183
Realized gain (loss)	(49,950)	—	—
Change in unrealized appreciation (depreciation)	39,225	(7,644)	40,817
Net purchases (sales)	(1,080)	—	(135,000)
Transfers in and/or out of Level 3	11,805	—	—

Balance as of 9/30/09	$— (a)	$1,079	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

(a)	As of September 30, 2009, the Portfolio held two common stocks that were fair valued at zero.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS — 64.7%

Aerospace & Defense — 0.2%
Aerovironment, Inc.*	37,907	$1,064,808
American Science & Engineering, Inc.	15,961	1,085,986
Stanley, Inc.*	41,570	1,069,180

		3,219,974

Airlines — 1.1%
Alaska Air Group, Inc.*	66,876	1,791,608
Allegiant Travel Co.*(a)	34,782	1,324,846
Cathay Pacific Airways Ltd. (Hong Kong)*	8,356,550	13,167,890

		16,284,344

Automobiles — 0.5%
Daimler Chrysler AG (Germany)(a)	154,006	7,748,042

Biotechnology — 1.9%
Amgen, Inc.*	199,029	11,987,517
Gilead Sciences, Inc.*	216,616	10,089,973
Myriad Genetics, Inc.*	178,018	4,877,693
Myriad Pharmaceuticals, Inc.*	44,507	260,811

		27,215,994

Capital Markets — 3.3%
Credit Suisse Group AG, ADR (Switzerland)	153,226	8,527,027
Deutsche Bank AG (Germany)(a)	136,599	10,486,705
Man Group PLC (United Kingdom)	3,433,022	18,171,337
Stifel Financial Corp.*(a)	44,376	2,436,242
SWS Group, Inc.	48,417	697,205
UBS AG (Switzerland)*(a)	376,071	6,885,860

		47,204,376

Chemicals — 3.5%
E.I. duPont de Nemours & Co.	479,539	15,412,383
Eastman Chemical Co.(a)	425,506	22,781,591
Sensient Technologies Corp.	452,941	12,578,172

		50,772,146

Commercial Banks — 10.6%
Banco Santander SA, ADR (Spain)(a)	576,364	9,308,279
Barclays PLC, ADR (United Kingdom)*	595,291	14,072,679
BB&T Corp.(a)	531,886	14,488,575
BOC Hong Kong Holdings Ltd. (Hong Kong)	8,828,564	19,280,529
First Bancorp (Puerto Rico)(a)	2,055,175	6,268,284
First Financial Bankshares, Inc.(a)	35,645	1,763,002
First Midwest Bancorp, Inc.	1,113,428	12,548,333
FNB Corp.	1,405,163	9,990,709
Fulton Financial Corp.	1,443,204	10,621,981
HSBC Holdings PLC, ADR (United Kingdom)(a)	108,995	6,250,863
Lloyds TSB Group PLC, ADR (United Kingdom)(a)	926,671	6,180,896
National Bank of Greece, ADR (Greece)(a)	1,479,724	10,668,810
Regions Financial Corp.(a)	2,300,335	14,285,080
Royal Bank of Scotland Group PLC, ADR (United Kingdom)*(a)	463,003	7,857,161
Toronto-Dominion Bank (Canada)	120,082	7,739,285

		151,324,466

Commercial Services & Supplies — 1.6%
RR Donnelley & Sons Co.	1,093,280	23,243,133

Communication Equipment — 0.2%
InterDigital Communications Corp.*	76,802	1,778,734
Mastec, Inc.*	120,931	1,469,312

		3,248,046

Computers & Peripherals — 0.1%
Synaptics, Inc.*(a)	58,628	1,477,426

Consumer Finance — 1.8%
American Express Co.	721,027	24,442,816
First Cash Financial Services, Inc.*	57,094	978,020

		25,420,836

Diversified Consumer Services — 2.5%
American Public Education, Inc.*	32,496	1,128,911
Apollo Group, Inc. (Class A Stock)*	138,217	10,182,446
Capella Education Co.*(a)	30,814	2,075,015
DeVry, Inc.	141,817	7,845,317
ITT Educational Services, Inc.*(a)	78,259	8,640,576
Strayer Education, Inc.(a)	27,156	5,911,318

		35,783,583

Diversified Financial Services — 0.9%
ING Groep NV, ADR (Netherlands)*(a)	720,740	12,850,794

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	376,228	10,161,918
BT Group PLC (United Kingdom)	7,049,544	14,646,179
Deutsche Telekom AG, ADR (Germany)	302,360	4,130,238
Nippon Telegraph & Telephone Corp., ADR (Japan)	174,798	4,025,598
Telecom Italia SpA, ADR (Italy)	300,606	5,269,623
Vimpel-Communications, ADR (Russia)*(a)	684,023	12,791,230

		51,024,786

Electric Utilities — 1.2%
American Electric Power Co., Inc.	315,026	9,762,656
Korea Electric Power Corp., ADR (South Korea)*(a)	465,383	7,092,437

		16,855,093

Electronic Equipment, Instruments & Components — 0.3%
Hitachi Ltd., ADR (Japan)*(a)	146,893	4,491,988

Food & Staples Retailing — 0.1%
Nash-Finch Co.	38,180	1,043,841

Food Products — 1.8%
Diamond Foods, Inc.	31,304	992,963
Green Mountain Coffee Roasters, Inc.*(a)	130,487	9,635,160
J & J Snack Foods Corp.	44,255	1,911,373
Kraft Foods, Inc. (Class A Stock)	396,297	10,410,722
Lance, Inc.	54,536	1,408,120
TreeHouse Foods, Inc.*(a)	55,272	1,971,552

		26,329,890

Gas Utilities — 0.1%
Laclede Group, Inc. (The)	38,387	1,234,526

Healthcare Equipment & Supplies — 0.2%
Cyberonics, Inc.*(a)	47,465	756,592
Greatbatch, Inc.*	63,978	1,437,586
ICU Medical, Inc.*	26,499	976,753

		3,170,931

Healthcare Providers & Services — 0.8%
Almost Family, Inc.*(a)	16,396	487,781
athenahealth, Inc.*(a)	59,183	2,270,852
Chemed Corp.(a)	44,159	1,938,139
Genoptix, Inc.*	30,295	1,053,660
Gentiva Health Services, Inc.*	56,561	1,414,591
Hanger Orthopedic Group, Inc.*	55,327	767,385
HMS Holdings Corp.*	46,292	1,769,743
LHC Group, Inc.*(a)	35,628	1,066,346

		10,768,497

Healthcare Technology — 0.4%
Computer Programs & Systems, Inc.	50,936	2,109,260
Quality Systems, Inc.(a)	49,540	3,050,178

		5,159,438

Hotels, Restaurants & Leisure — 1.8%
Buffalo Wild Wings, Inc.*(a)	31,382	1,305,805
Ladbrokes PLC (United Kingdom)	3,512,060	10,518,443
McDonald’s Corp.	195,328	11,147,369
Panera Bread Co. (Class A Stock)*	57,076	3,139,180

		26,110,797

Industrial Conglomerates — 2.7%
Citic Pacific Ltd. (Hong Kong)	8,559,000	22,350,451
General Electric Co.	995,969	16,353,811

		38,704,262

Insurance — 1.7%
Allianz SE, ADR (Germany)(a)	537,881	6,712,755
AXA SA, ADR (France)	364,720	9,865,676
Life Partners Holdings, Inc.(a)	26,928	482,011
Manulife Financial Corp. (Canada)(a)	321,678	6,735,937

		23,796,379

Internet & Catalog Retail — 0.4%
NetFlix, Inc.*(a)	112,012	5,171,594
PetMed Express, Inc.(a)	41,218	776,959

		5,948,553

IT Services — 0.5%
CSG Systems International, Inc.*(a)	63,675	1,019,437
SAIC, Inc.*	388,801	6,819,569

		7,839,006

Machinery — 2.2%
Briggs & Stratton Corp.	738,657	14,337,332
Timken Co.	738,056	17,292,652

		31,629,984

Media — 1.2%
ITV PLC (United Kingdom)	24,116,147	17,023,752

Metals & Mining — 2.5%
Alcoa, Inc.	1,392,216	18,265,874
Arcelormittal (Luxembourg)(a)	183,466	6,813,927
Compass Minerals International, Inc.	64,045	3,946,453
POSCO, ADR (South Korea)(a)	70,724	7,351,053

		36,377,307

Multi-Line Retail — 1.1%
Dollar Tree, Inc.*	168,769	8,215,675
Family Dollar Stores, Inc.	269,710	7,120,344

		15,336,019

Multi-Utilities — 2.5%
CH Energy Group, Inc.	27,758	1,229,957
NiSource, Inc.	1,016,066	14,113,157
TECO Energy, Inc.(a)	955,039	13,446,949
Veolia Environnement, ADR (France)(a)	176,675	6,800,221

		35,590,284

Oil, Gas & Consumable Fuels — 0.5%
Repsol YPF SA, ADR (Spain)	225,738	6,131,044
VAALCO Energy, Inc.	102,351	470,815

		6,601,859

Paper & Forest Products — 1.5%
MeadWestvaco Corp.	968,304	21,602,862

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	525,579	11,836,039
Endo Pharmaceuticals Holdings, Inc.*(a)	225,685	5,107,251
Pfizer, Inc.,	713,649	11,810,891
Questcor Pharmaceuticals, Inc.*(a)	120,134	663,140

		29,417,321

Real Estate Management & Development — 1.4%
Sino Land Co. (Hong Kong)	11,523,985	20,530,746

Software — 0.1%
EPIQ Systems, Inc.*(a)	62,537	906,787

Specialty Retail — 1.1%
Aaron’s, Inc.(a)	81,726	2,157,566
AutoZone, Inc.*(a)	72,272	10,567,612
Hot Topic, Inc.*(a)	76,954	576,385
Jos. A. Bank Clothiers, Inc.*	61,823	2,767,816

		16,069,379

Thrifts & Mortgage Finance — 1.6%
Astoria Financial Corp.(a)	1,205,227	13,305,706
First Niagara Financial Group, Inc.	783,344	9,658,632

		22,964,338

Tobacco — 0.9%
Universal Corp.(a)	315,026	13,174,387

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc.*(a)	76,526	1,222,886

Transportation Infrastructure — 1.2%
Cosco Pacific Ltd. (Hong Kong)	11,994,000	17,123,986

Water Utilities — 0.1%
California Water Service Group	38,632	1,504,330

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC (United Kingdom)	5,072,508	11,365,557

TOTAL COMMON STOCKS (cost $735,186,725)		926,712,931

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings†	(000)#

CORPORATE BONDS — 34.1%

Air Freight & Logistics — 0.2%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
4.50%	01/15/13		Aa3	$3,000	3,216,573

Automobile Manufacturers — 0.6%
Daimler Finance North America LLC,
Gtd. Notes (Germany)
6.50%	11/15/13		A3	7,500	8,080,148

Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.15%	04/01/18		A1	5,500	5,785,521
Sub. Notes
6.45%	05/01/36		A2	500	496,825
6.75%	10/01/37	(a)	A2	10,000	10,320,310
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18		A2	6,500	6,836,030
Sr. Unsec’d. Notes, MTN
6.05%(c)	08/15/12		A2	6,000	6,398,922
Sub. Notes
6.11%	01/29/37		A3	2,500	2,377,895
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13		A2	11,000	11,526,152
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18		A2	5,000	5,287,115

					49,028,770

Commercial Banks — 1.1%
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12		A1	7,200	7,681,932
5.625%	12/11/17	(a)	A1	4,500	4,726,759
Wells Fargo Bank Na
5.95%	08/26/36		Aa3	3,000	3,045,051

					15,453,742

Communication Equipment — 0.3%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	02/22/16		A1	3,250	3,578,754

Computers & Peripherals — 0.5%
Electronic Data Systems Corp.,
Sr. Unsec’d. Notes
6.00%	08/01/13		A2	2,500	2,789,550
Hewlett-Packard Co.,
6.125%	03/01/14		A2	4,000	4,503,336

					7,292,886

Consumer Finance — 1.8%
American Express Co.,
Sr. Unsec’d. Notes
6.15%	08/28/17	(a)	A3	4,000	4,201,580
8.125%	05/20/19		A3	2,000	2,365,382
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN(a)
5.875%	05/02/13		A2	6,500	6,891,781
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.50%	01/19/16	(a)	A3	7,500	7,667,205
6.375%	10/15/11		A3	4,000	4,242,824

					25,368,772

Diversified Financial Services — 4.8%
Bank of America Corp.,
Sr. Unsec’d. Notes
5.125%	11/15/14		A2	8,030	8,205,431
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.30%	10/17/12		A3	5,500	5,674,625
6.50%	08/19/13		A3	6,500	6,823,369
6.875%	03/05/38	(a)	A3	4,500	4,513,640
8.50%	05/22/19		A3	5,000	5,644,175
Sub. Notes
6.125%	08/25/36		Baa1	1,500	1,287,303
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.25%	10/19/12	(a)	Aa2	4,500	4,757,589
5.625%	09/15/17	(a)	Aa2	5,000	5,062,670
5.90%	05/13/14		Aa2	6,000	6,433,746
6.75%	03/15/32		Aa2	8,250	8,422,615
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
6.00%	01/15/18		Aa3	5,000	5,366,625
6.40%	05/15/38	(a)	Aa3	6,500	7,277,029

					69,468,817

Diversified Telecommunication Services — 2.8%
AT&T, Inc.,(a)
Sr. Unsec’d. Notes
6.30%	01/15/38		A2	6,000	6,285,858
6.70%	11/15/13		A2	8,000	9,063,656
New Cingular Wireless Services, Inc.,
Gtd. Notes
8.125%	05/01/12		A2	4,500	5,134,540

Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.25%	04/15/13		A3	5,000	5,413,980
8.75%	11/01/18		A3	6,200	7,745,350
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes(a)
7.75%	12/01/30		A3	4,000	4,832,688
Verizon New Jersey, Inc.,
Sr. Unsec’d. Notes
5.875%	01/17/12		Baa1	1,500	1,612,133

					40,088,205

Electric Utilities — 3.8%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19		A1	3,300	3,573,956
Commonwealth Edison Co.,
First Mortgage
6.15%	03/15/12		Baa1	2,802	3,040,571
6.15%	09/15/17		Baa1	4,000	4,420,052
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.25%	01/15/12		A3	3,300	3,596,360
Duke Energy Corp.
Sr. Unsec’d. Notes
6.30%	02/01/14		Baa2	6,283	6,950,738
FPL Group Capital, Inc.,
Gtd. Notes
7.875%	12/15/15		A2	5,500	6,719,449
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18	(a)	Baa1	1,500	1,619,108
6.125%	04/01/36		Baa1	7,500	8,095,807
Oncor Electric Delivery Co.,
Sr. Unsec’d. Notes
6.375%	05/01/12		Baa1	3,500	3,800,639
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.75%	03/01/31		Baa2	4,250	5,319,793
PSEG Power LLC,
Gtd. Notes
7.75%	04/15/11		Baa1	3,000	3,241,209
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	4,000	4,143,224

					54,520,906

Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.50%	08/15/37		Aa2	8,200	9,570,302

Food Products — 1.9%
General Mills, Inc.,
Sr. Unsec’d. Notes
6.00%	02/15/12		Baa1	4,921	5,346,666
Kellogg Co.,
Sr. Unsec’d. Notes
5.125%	12/03/12		A3	5,700	6,187,367
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11		Baa2	6,750	7,181,818
6.125%	02/01/18		Baa2	6,000	6,358,074
Sara Lee Corp.
Sr. Unsec’d. Notes
6.25%	09/15/11		Baa1	1,800	1,943,741

					27,017,666

Household Products — 0.3%
Procter & Gamble Co.,
Sr. Unsec’d. Notes
4.60%	01/15/14		Aa3	4,500	4,834,328

Insurance — 0.4%
MetLife, Inc.,
Sr. Unsec’d. Notes(a)
5.70%	06/15/35		A2	5,000	5,142,420

Media — 2.6%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		Baa1	3,000	3,854,994
Comcast Corp.,
Gtd. Notes(a)
6.95%	08/15/37		Baa1	9,000	10,045,458
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12		Baa2	6,500	6,945,387
8.75%	02/14/19	(a)	Baa2	4,500	5,543,685
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12		Baa2	7,000	7,705,740
7.70%	05/01/32		Baa2	1,920	2,171,111
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
6.375%	03/01/12		A2	1,500	1,647,072

					37,913,447

Metals & Mining — 0.4%
Rio Tinto Finance USA Ltd.,
Gtd. Notes, (Australia)
5.875%	07/15/13		Baa1	5,500	5,925,843

Multi-Utilities — 2.9%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	4,500	5,337,531
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.05%	03/01/34	(a)	A3	8,000	8,899,224
8.25%	10/15/18		A3	4,000	5,082,592
Sempra Energy
Sr. Unsec’d. Notes
6.50%	06/01/16		Baa1	7,500	8,290,823
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.75%	03/01/13		Baa1	1,500	1,578,375
5.10%	11/30/12		Baa1	3,500	3,792,397
5.40%	04/30/18		Baa1	7,800	8,346,421

					41,327,363

Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.,
Sr. Unsec’d. Notes
3.95%	03/03/14		Aa1	3,000	3,158,739
ConocoPhillips,
Gtd. Notes(a)
4.75%	02/01/14		A1	2,000	2,151,742
5.75%	02/01/19		A1	3,500	3,813,177
Sr. Unsec’d. Notes
6.95%	04/15/29		A1	5,000	5,867,790
Devon Financing Corp. ULC,
Gtd. Notes (Canada)
6.875%	09/30/11		Baa1	6,200	6,745,178

Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12	Baa2	6,500	7,003,171
5.95%	02/15/18	Baa2	4,500	4,707,531
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38	Baa2	4,250	4,564,836
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1	6,000	6,270,630

				44,282,794

Pharmaceuticals — 1.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19	A1	6,000	6,358,332
5.875%	05/15/16	A1	1,950	2,173,433
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15	Aa2	8,000	8,858,456
Wyeth,
Sr. Unsec’d. Notes 5.95%	04/01/37	A3	2,700	2,973,356

				20,363,577

Tobacco — 1.1%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	Baa1	4,000	4,887,824
9.70%	11/10/18	Baa1	2,500	3,105,142
10.20%	02/06/39(a)	Baa1	5,500	7,634,462

				15,627,428

TOTAL CORPORATE BONDS (cost $458,436,115)				488,102,741

TOTAL LONG-TERM INVESTMENTS (cost $1,193,622,840)				1,414,815,672

	Shares
SHORT-TERM INVESTMENT — 18.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $259,442,443; includes $233,320,065 of cash collateral for securities on loan)(b)(w)	259,442,443	259,442,443

TOTAL INVESTMENTS(o) — 116.9% (cost $1,453,065,283)		1,674,258,115

Liabilities in excess of other assets — (16.9)%		(241,731,493)

NET ASSETS — 100.0%		$1,432,526,622

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $225,000,780; cash collateral of $233,320,065 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(o)	As of September 30, 2009, 5 securities representing $92,453,602 and 6.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$834,259,329	$92,453,602	$—
Corporate Bonds	—	488,102,741	—
Affiliated Money Market Mutual Fund	259,442,443	—	—

	$1,093,701,772	$580,556,343	$—
Other Financial Instruments*	—	—	—

Total	$1,093,701,772	$580,556,343	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%

COMMON STOCKS — 79.5%

Aerospace & Defense — 0.7%
Aerovironment, Inc.*	160,063	$4,496,170
American Science & Engineering, Inc.	67,390	4,585,216
Stanley, Inc.*	175,513	4,514,194

		13,595,580

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	352,338	20,347,519

Airlines — 1.8%
Alaska Air Group, Inc.*	125,494	3,361,984
Allegiant Travel Co.*(a)	146,868	5,594,202
Cathay Pacific Airways Ltd. (Hong Kong)*	15,681,550	24,710,307

		33,666,493

Automobiles — 0.6%
Daimler AG (Germany)(a)	216,757	10,905,045

Beverages — 0.5%
Hansen Natural Corp.*(a)	253,075	9,297,975

Biotechnology — 5.7%
Amgen, Inc.*	653,618	39,367,412
Biogen Idec, Inc.*	300,914	15,202,175
Cephalon, Inc.*(a)	185,989	10,832,000
Gilead Sciences, Inc.*(a)	711,386	33,136,360
Myriad Genetics, Inc.*(a)	334,067	9,153,436
Myriad Pharmaceuticals, Inc.*	83,520	489,427

		108,180,810

Capital Markets — 4.4%
Credit Suisse Group AG, ADR (Switzerland)(a)	215,658	12,001,368
Deutsche Bank AG (Germany)(a)	192,254	14,759,339
Man Group PLC (United Kingdom)	6,442,397	34,100,267
Stifel Financial Corp.*(a)	187,370	10,286,613
SWS Group, Inc.	204,437	2,943,893
UBS AG (Switzerland)*(a)	529,303	9,691,538

		83,783,018

Chemicals — 1.5%
E.I. du Pont de Nemours & Co.	899,908	28,923,043

Commercial Banks — 6.9%
Banco Santander SA, ADR (Spain)(a)	811,201	13,100,896
Barclays PLC, ADR (United Kingdom)*(a)	837,842	19,806,585
BOC Hong Kong Holdings Ltd. (Hong Kong)	16,568,000	36,182,532
First Financial Bankshares, Inc.(a)	150,503	7,443,878
HSBC Holdings PLC, ADR (United Kingdom)(a)	153,405	8,797,777
Lloyds Banking Group PLC, ADR (United Kingdom)(a)	1,304,240	8,699,281
National Bank of Greece SA, ADR (Greece)(a)	2,082,637	15,015,813
Royal Bank of Scotland Group PLC, ADR (United Kingdom)*(a)	651,655	11,058,585
Toronto-Dominion Bank (The) (Canada)	169,010	10,892,695

		130,998,042

Commercial Services & Supplies — 0.7%
Cintas Corp.(a)	411,006	12,457,592

Communications Equipment — 0.7%
InterDigital, Inc.*(a)	324,287	7,510,487
MasTec, Inc.*	510,606	6,203,863

		13,714,350

Computers & Peripherals — 0.3%
Synaptics, Inc.*(a)	247,557	6,238,436

Consumer Finance — 2.7%
American Express Co.	1,353,066	45,868,937
First Cash Financial Services, Inc.*	241,074	4,129,598

		49,998,535

Diversified Consumer Services — 4.7%
American Public Education, Inc.*(a)	137,210	4,766,675
Apollo Group, Inc. (Class A Stock)*	453,909	33,439,476
Capella Education Co.*(a)	130,113	8,761,810
DeVry, Inc.	266,134	14,722,533
ITT Educational Services, Inc.*(a)	146,861	16,214,923
Strayer Education, Inc.(a)	50,968	11,094,714

		89,000,131

Diversified Financial Services — 1.0%
ING Groep NV, ADR (Netherlands)*(a)	1,014,403	18,086,805

Diversified Telecommunication Services — 3.4%
BT Group PLC (United Kingdom)	13,229,155	27,484,980
Deutsche Telekom AG, ADR (Germany)(a)	425,560	5,813,150
Nippon Telegraph & Telephone Corp., ADR (Japan)	246,020	5,665,841
Telecom Italia SpA, ADR (Italy)	423,087	7,416,715
Vimpel-Communications, ADR (Russia)*(a)	962,728	18,003,013

		64,383,699

Electric Utilities — 0.5%
Korea Electric Power Corp., ADR (South Korea)*(a)	655,002	9,982,230

Electronic Equipment, Instruments & Components — 0.3%
Hitachi Ltd., ADR (Japan)*(a)	206,744	6,322,231

Food & Staples Retailing — 0.1%
Nash Finch Co.	71,641	1,958,665

Food Products — 3.7%
Diamond Foods, Inc.	132,169	4,192,401
Green Mountain Coffee Roasters, Inc.*(a)	390,821	28,858,223
J&J Snack Foods Corp.	83,046	3,586,757
Kraft Foods, Inc. (Class A Stock)	743,693	19,536,815

Lance, Inc.	230,271	5,945,597
TreeHouse Foods, Inc.*(a)	233,368	8,324,236

		70,444,029

Gas Utilities — 0.3%
Laclede Group, Inc. (The)	162,088	5,212,750

Healthcare Equipment & Supplies — 0.5%
Cyberonics, Inc.*(a)	200,409	3,194,519
Greatbatch, Inc.*	120,059	2,697,726
ICU Medical, Inc.*	111,887	4,124,155

		10,016,400

Healthcare Providers & Services — 2.2%
Almost Family, Inc.*(a)	69,234	2,059,712
athenahealth, Inc.*(a)	249,888	9,588,203
Chemed Corp.(a)	82,869	3,637,120
Genoptix, Inc.*	127,913	4,448,814
Gentiva Health Services, Inc.*	238,826	5,973,038
Hanger Orthopedic Group, Inc.*	233,608	3,240,143
HMS Holdings Corp.*	195,454	7,472,206
LHC Group, Inc.*(a)	150,431	4,502,400

		40,921,636

Healthcare Technology — 0.9%
Computer Programs & Systems, Inc.	95,587	3,958,258
Quality Systems, Inc.(a)	209,172	12,878,720

		16,836,978

Hotels, Restaurants & Leisure — 2.8%
Buffalo Wild Wings, Inc.*(a)	132,505	5,513,533
Ladbrokes PLC (United Kingdom)	6,590,725	19,738,890
McDonald’s Corp.	366,554	20,919,237
Panera Bread Co. (Class A Stock)*(a)	107,106	5,890,830

		52,062,490

Industrial Conglomerates — 3.9%
CITIC Pacific Ltd. (Hong Kong)	16,063,000	41,945,939
General Electric Co.	1,869,041	30,689,653

		72,635,592

Insurance — 1.9%
Allianz SE, ADR (Germany)(a)	757,041	9,447,872
AXA SA, ADR (France)(a)	513,326	13,885,468
Life Partners Holdings, Inc.(a)	113,708	2,035,373
Manulife Financial Corp. (Canada)(a)	452,745	9,480,480

		34,849,193

Internet & Catalog Retail — 0.7%
NetFlix, Inc.*(a)	210,203	9,705,072
PetMed Express, Inc.(a)	174,034	3,280,541

		12,985,613

IT Services — 0.9%
CSG Systems International, Inc.*(a)	268,869	4,304,593
SAIC, Inc.*(a)	729,624	12,797,605

		17,102,198

Media — 2.7%
DIRECTV Group, Inc. (The)*(a)	719,332	19,839,177
ITV PLC (United Kingdom)	45,256,299	31,946,729

		51,785,906

Metals & Mining — 3.3%
Alcoa, Inc.	2,612,599	34,277,299
ArcelorMittal, ADR (Luxembourg)(a)	258,223	9,590,402
Compass Minerals International, Inc.	120,186	7,405,861
POSCO, ADR (South Korea)(a)	99,542	10,346,396

		61,619,958

Multi-Line Retail — 1.5%
Dollar Tree, Inc.*	316,715	15,417,686
Family Dollar Stores, Inc.	506,142	13,362,149

		28,779,835

Multi-Utilities — 0.8%
CH Energy Group, Inc.	117,187	5,192,556
Veolia Environnement, ADR (France)(a)	248,657	9,570,808

		14,763,364

Oil, Gas & Consumable Fuels — 0.6%
Repsol YPF SA, ADR (Spain)(a)	317,714	8,629,112
VAALCO Energy, Inc.	432,161	1,987,941

		10,617,053

Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	986,301	22,211,498
Endo Pharmaceuticals Holdings, Inc.*	423,520	9,584,258
Questcor Pharmaceuticals, Inc.*(a)	507,244	2,799,987

		34,595,743

Real Estate Management & Development — 2.0%
Sino Land Co., Ltd. (Hong Kong)	21,617,323	38,512,700

Semiconductors & Semiconductor Equipment — 1.7%
Altera Corp.(a)	778,322	15,963,384
Linear Technology Corp.(a)	599,794	16,572,308

		32,535,692

Software — 2.1%
Check Point Software Technologies Ltd. (Israel)*(a)	582,339	16,509,311
EPIQ Systems, Inc.*(a)	264,059	3,828,855
Oracle Corp.	909,419	18,952,292

		39,290,458

Specialty Retail — 4.2%
Aaron’s, Inc.(a)	345,073	9,109,927
AutoZone, Inc.*(a)	135,628	19,831,526
Bed Bath & Beyond, Inc.*(a)	681,095	25,568,306
Hot Topic, Inc.*(a)	324,929	2,433,718
Jos. A. Bank Clothiers, Inc.*	116,016	5,194,037
Ross Stores, Inc.	352,259	16,827,413

		78,964,927

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.*(a)	323,118	5,163,426

Transportation Infrastructure — 1.7%
COSCO Pacific Ltd. (Hong Kong)	22,506,000	32,132,103

Water Utilities — 0.3%
California Water Service Group	163,122	6,351,971

Wireless Telecommunication Services — 1.1%
Vodafone Group PLC (United Kingdom)	9,519,053	21,328,569

TOTAL COMMON STOCKS (cost $1,233,723,887)		1,501,348,783

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings†	(000)#
CORPORATE BONDS — 19.5%

Air Freight & Logistics — 0.2%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
4.50%	01/15/13		Aa3	$3,000	3,216,573

Automobiles — 0.3%
Daimler Finance North America LLC,
Gtd. Notes(a)
6.50%	11/15/13		A3	5,890	6,345,609

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.15%	04/01/18		A1	4,000	4,207,652
Sub. Notes
6.45%	05/01/36		A2	500	496,824
6.75%	10/01/37	(a)	A2	8,000	8,256,248
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18		A2	5,000	5,258,485
Sr. Unsec’d. Notes, MTN
6.05%	08/15/12		A2	5,000	5,332,435
Sub. Notes
6.11%	01/29/37		A3	2,000	1,902,316
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13		A2	8,000	8,382,656
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18		A2	4,000	4,229,692

					38,066,308

Commercial Banks — 0.7%
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12		A1	6,000	6,401,610
5.625%	12/11/17		A1	2,750	2,888,575
Wells Fargo Bank NA,
Sub. Notes
5.95%	08/26/36		Aa3	3,000	3,045,051

					12,335,236

Communication Equipment — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.50%	02/22/16		A1	2,250	2,477,599

Computers & Peripherals — 0.3%
Electronic Data Systems Corp.,
Sr. Unsec’d. Notes(a)
6.00%	08/01/13		A2	1,500	1,673,730
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
6.125%	03/01/14		A2	3,400	3,827,836

					5,501,566

Consumer Finance — 1.0%
American Express Co.,
Sr. Unsec’d. Notes
6.15%	08/28/17	(a)	A3	2,500	2,625,987
8.125%	05/20/19		A3	2,000	2,365,382
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN(a)
5.875%	05/02/13		A2	5,000	5,301,370
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.50%	01/19/16	(a)	A3	5,500	5,622,617
6.375%	10/15/11		A3	2,600	2,757,836

					18,673,192

Diversified Financial Services — 2.7%
Bank of America Corp.,
Sr. Unsec’d. Notes(a)
5.125%	11/15/14		A2	5,500	5,620,158
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.30%	10/17/12		A3	4,000	4,127,000
6.50%	08/19/13		A3	5,000	5,248,745
6.875%	03/05/38	(a)	A3	3,000	3,009,093
Sub. Notes
6.125%	08/25/36		Baa1	1,500	1,287,303
Unsec’d. Notes
8.50%	05/22/19		A3	4,000	4,515,340
General Electric Capital Corp.,
Sr. Unsec’d. Notes
5.90%	05/13/14		Aa2	5,000	5,361,455
Sr. Unsec’d. Notes, MTN
5.25%	10/19/12		Aa2	3,500	3,700,347
5.625%	09/15/17	(a)	Aa2	3,500	3,543,869
6.75%	03/15/32	(a)	Aa2	5,250	5,359,846
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
6.00%	01/15/18		Aa3	4,000	4,293,300
6.40%	05/15/38	(a)	Aa3	5,000	5,597,715

					51,664,171

Diversified Telecommunication Services — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38		A2	5,000	5,238,215
6.70%	11/15/13		A2	5,600	6,344,559
New Cingular Wireless Services, Inc.,
Gtd. Notes
8.125%	05/01/12		A2	3,000	3,423,027
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.25%	04/15/13		A3	3,500	3,789,786
8.75%	11/01/18		A3	4,500	5,621,625
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30		A3	3,000	3,624,516
Verizon New Jersey, Inc.,
Sr. Unsec’d. Notes
5.875%	01/17/12		Baa1	1,000	1,074,755

					29,116,483

Electric Utilities — 2.2%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19		A1	1,700	1,841,129
Commonwealth Edison Co.,
First Mortgage
6.15%	03/15/12		Baa1	2,000	2,170,286
6.15%	09/15/17	(a)	Baa1	3,500	3,867,546
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.25%	01/15/12		A3	2,525	2,751,760
Duke Energy Corp.,
Sr. Unsec’d. Notes
6.30%	02/01/14		Baa2	6,200	6,858,917
FPL Group Capital, Inc.,
Gtd. Notes
7.875%	12/15/15		A2	4,000	4,886,872
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes(a)
5.75%	04/01/18		Baa1	1,000	1,079,405
6.125%	04/01/36		Baa1	5,500	5,936,925
Oncor Electric Delivery Co.,
Sr. Sec’d. Notes
6.375%	05/01/12		Baa1	3,000	3,257,691
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.75%	03/01/31		Baa2	2,950	3,692,562
PSEG Power LLC,
Gtd. Notes
7.75%	04/15/11		Baa1	2,000	2,160,806
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	2,750	2,848,467

					41,352,366

Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.50%	08/15/37		Aa2	6,300	7,352,793

Food Products — 1.0%
General Mills, Inc.,
Sr. Unsec’d. Notes
6.00%	02/15/12		Baa1	4,250	4,617,625
Kellogg Co.,
Sr. Unsec’d. Notes
5.125%	12/03/12		A3	4,382	4,756,674
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11		Baa2	4,300	4,575,084
6.125%	02/01/18	(a)	Baa2	4,000	4,238,716
Sara Lee Corp.,
Sr. Unsec’d. Notes
6.25%	09/15/11		Baa1	1,200	1,295,827

					19,483,926

Household Products — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
4.60%	01/15/14		Aa3	3,000	3,222,885

Insurance — 0.2%
MetLife, Inc.,
Sr. Unsec’d. Notes(a)
5.70%	06/15/35		A2	3,500	3,599,694

Media — 1.5%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		Baa1	2,600	3,340,995
Comcast Corp.,
Gtd. Notes(a)
6.95%	08/15/37		Baa1	7,000	7,813,134
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12		Baa2	4,500	4,808,345
8.75%	02/14/19	(a)	Baa2	3,000	3,695,790
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12		Baa2	5,500	6,054,510
7.70%	05/01/32		Baa2	1,600	1,809,259
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
6.375%	03/01/12		A2	1,000	1,098,048

					28,620,081

Metals & Mining — 0.3%
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)(a)
5.875%	07/15/13		Baa1	4,500	4,848,417

Multi-Utilities — 1.7%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	3,300	3,914,189
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.05%	03/01/34		A3	6,000	6,674,418
8.25%	10/15/18		A3	3,000	3,811,944
Sempra Energy,
Sr. Unsec’d. Notes
6.50%	06/01/16		Baa1	5,500	6,079,937
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.75%	03/01/13		Baa1	1,000	1,052,250
5.10%	11/30/12		Baa1	2,500	2,708,855
5.40%	04/30/18		Baa1	6,790	7,265,667

					31,507,260

Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.,
Sr. Unsec’d. Notes
3.95%	03/03/14		Aa1	3,000	3,158,739
ConocoPhillips,
Gtd. Notes
4.75%	02/01/14		A1	2,000	2,151,742
5.75%	02/01/19		A1	2,500	2,723,698
Sr. Unsec’d. Notes
6.95%	04/15/29		A1	3,500	4,107,453
Devon Financing Corp. ULC,
Gtd. Notes (Canada)
6.875%	09/30/11		Baa1	4,500	4,895,694
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	4,500	4,848,349
5.95%	02/15/18		Baa2	3,500	3,661,413
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38		Baa2	3,500	3,759,277
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18		Baa1	5,100	5,330,035

					34,636,400

Pharmaceuticals — 0.8%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19	(a)	A1	5,000	5,298,610
5.875%	05/15/16		A1	1,400	1,560,413
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.35%	03/15/15		Aa2	5,500	6,090,189
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37		A3	2,000	2,202,486

					15,151,698

Tobacco — 0.6%
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	(a)	Baa1	3,000	3,665,868
9.70%	11/10/18		Baa1	2,000	2,484,114
10.20%	02/06/39	(a)	Baa1	4,000	5,552,336

					11,702,318

TOTAL CORPORATE BONDS (cost $347,803,589)					368,874,575

TOTAL LONG-TERM INVESTMENTS (cost $1,581,527,476)					1,870,223,358

SHORT-TERM INVESTMENT — 21.5%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $406,546,557; includes $370,188,488 of cash collateral for securities on loan)(b)(w)				406,546,557	406,546,557

TOTAL INVESTMENTS(o) — 120.5% (cost $1,988,074,033)					2,276,769,915

Liabilities in excess of other assets — (20.5)%					(386,999,918)

NET ASSETS — 100.0%					$1,889,769,997

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $359,042,461; cash collateral of $370,188,488 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2009, 5 securities representing $173,483,581 and 9.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,327,865,202	$173,483,581	$—
Corporate Bonds	—	368,874,575	—
Affiliated Money Market Mutual Fund	406,546,557	—	—

	$1,734,411,759	$542,358,156	$—
Other Financial Instruments*	—	—	—

Total	$1,734,411,759	$542,358,156	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST FOCUS FOUR PLUS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%

COMMON STOCKS — 76.9%

Aerospace — 0.6%
Esterline Technologies Corp.*	15,935	$624,812
Triumph Group, Inc.	10,268	492,761

		1,117,573

Automobiles — 0.6%
Honda Motor Co. Ltd., ADR (Japan)	18,816	570,313
Toyota Motor Corp., ADR (Japan)	6,874	540,090

		1,110,403

Capital Markets — 1.0%
Credit Suisse Group AG, ADR (Switzerland)	11,371	632,796
Deutsche Bank AG (Germany)	8,289	636,347
UBS AG (Switzerland)*	41,991	768,855

		2,037,998

Chemicals — 2.8%
Ashland, Inc.	30,893	1,335,196
Minerals Technologies, Inc.	23,490	1,117,184
NewMarket Corp.	8,649	804,703
Sensient Technologies Corp.	86,157	2,392,580

		5,649,663

Commercial Banks — 7.7%
Bank of Montreal (Canada)	12,015	608,440
Barclays PLC, ADR (United Kingdom)*	28,279	668,515
BB&T Corp.	86,536	2,357,241
Canadian Imperial Bank of Commerce (Canada)	10,194	621,936
First Bancorp (Puerto Rico)	559,685	1,707,039
FNB Corp.	306,487	2,179,122
International Bancshares Corp.	84,386	1,376,336
Lloyds TSB Group PLC, ADR (United Kingdom)	108,346	722,668
Toronto-Dominion Bank (The) (Canada)	9,793	631,159
Trustmark Corp.	97,748	1,862,099
United Bankshares, Inc.	97,801	1,915,922
Wintrust Financial Corp.	25,247	705,906

		15,356,383

Commercial Services & Supplies — 0.8%
Service Corp. International	158,420	1,110,524
Viad Corp.	25,544	508,581

		1,619,105

Computers & Peripherals — 0.3%
Synaptics, Inc.*	19,927	502,160

Diversified Telecommunication Services — 1.5%
China Unicom Hong Kong Ltd., ADR (Hong Kong)	37,852	539,012
Deutsche Telekom AG, ADR (Germany)	43,795	598,240
France Telecom SA, ADR (France)	22,342	601,447
Nippon Telegraph & Telephone Corp., ADR (Japan)	25,605	589,683
Telecom Italia SpA, ADR (Italy)	37,415	655,885

		2,984,267

Electric Utilities — 3.6%
Edison International	61,065	2,050,563
El Paso Electric Co.*	30,267	534,818
Great Plains Energy, Inc.	55,130	989,584
IDACORP, Inc.	33,266	957,728
Korea Electric Power Corp., ADR (South Korea)*	44,897	684,230
Northeast Utilities	86,880	2,062,531

		7,279,454

Electronic Equipment, Instruments & Components — 1.1%
Hitachi Ltd., ADR (Japan)*	16,397	501,420
Methode Electronics, Inc.	61,697	534,913
Tech Data Corp.*	26,696	1,110,821

		2,147,154

Energy Equipment & Services — 3.1%
Bristow Group, Inc.*	14,453	429,110

Hornbeck Offshore Services, Inc.*	20,497	564,897
Oil States International, Inc.*	18,021	633,078
Patterson-UTI Energy, Inc.	67,263	1,015,671
Pride International, Inc.*	34,067	1,036,999
SEACOR Holdings, Inc.*	5,789	472,556
Seahawk Drilling, Inc.*	2,268	70,512
Superior Energy Services, Inc.*	49,740	1,120,145
Tidewater, Inc.	19,830	933,795

		6,276,763

Food Products — 1.2%
Green Mountain Coffee Roasters, Inc.*	21,013	1,551,600
Lancaster Colony Corp.	16,369	839,238

		2,390,838

Gas Utilities — 1.8%
AGL Resources, Inc.	61,139	2,156,373
Southern Union Co.	46,627	969,375
Southwest Gas Corp.	19,571	500,626

		3,626,374

Healthcare Equipment & Supplies — 0.5%
CONMED Corp.*	27,443	526,082
Cooper Cos., Inc. (The)	16,960	504,221

		1,030,303

Healthcare Providers & Services — 2.0%
Gentiva Health Services, Inc.*	26,242	656,312
Health Net, Inc.*	55,590	856,086
HealthSpring, Inc.*	39,390	482,527
Kindred Healthcare, Inc.*	69,255	1,124,009
LifePoint Hospitals, Inc.*	32,977	892,358

		4,011,292

Healthcare Technology — 1.9%
Cerner Corp.*	45,394	3,395,471
Computer Programs & Systems, Inc.	9,972	412,941

		3,808,412

Hotels, Restaurants & Leisure — 3.5%
Buffalo Wild Wings, Inc.*	12,131	504,771
Chipotle Mexican Grill, Inc. (Class A Stock)*	8,649	839,385

Darden Restaurants, Inc.	76,362	2,606,235
International Speedway Corp. (Class A Stock)	33,180	914,773
Ruby Tuesday, Inc.*	62,317	524,709
Texas Roadhouse, Inc.*	38,226	405,960
WMS Industries, Inc.*	27,850	1,240,996

		7,036,829

Household Durables — 1.5%
Leggett & Platt, Inc.	126,045	2,445,273
Sony Corp., ADR (Japan)	19,524	570,101

		3,015,374

Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	38,963	425,866

Insurance — 3.0%
Allianz SE, ADR (Germany)	56,469	704,733
American Financial Group, Inc.	39,680	1,011,840
AXA SA, ADR (France)	26,684	721,802
Cincinnati Financial Corp.	87,080	2,263,210
StanCorp Financial Group, Inc.	30,130	1,216,348

		5,917,933

Internet & Catalog Retail — 2.8%
NetFlix, Inc.*	33,019	1,524,487
priceline.com, Inc.*	24,386	4,043,687

		5,568,174

Leisure Equipment & Products — 0.2%
JAKKS Pacific, Inc.*	33,473	479,333

Machinery — 2.2%
Briggs & Stratton Corp.	143,103	2,777,629
EnPro Industries, Inc.*	23,750	542,925
Trinity Industries, Inc.	61,737	1,061,259

		4,381,813

Metals & Mining — 0.9%
ArcelorMittal (Luxembourg)	15,558	577,824
Olympic Steel, Inc.	17,169	492,579
POSCO, ADR (South Korea)	6,218	646,299

		1,716,702

Multi-Line Retail — 3.0%
Big Lots, Inc.*	48,254	1,207,315
Dollar Tree, Inc.*	52,429	2,552,244
Family Dollar Stores, Inc.	82,187	2,169,737

		5,929,296

Multi-Utilities — 2.1%
NiSource, Inc.	166,910	2,318,380
Sempra Energy	38,313	1,908,370

		4,226,750

Oil, Gas & Consumable Fuels — 3.7%
ENI SpA, ADR (Italy)	10,936	545,159
Overseas Shipholding Group, Inc.	24,911	930,924
Patriot Coal Corp.*	139,284	1,637,980
Penn Virginia Corp.	26,291	602,327
Repsol YPF SA, ADR (Spain)	22,912	622,290
Royal Dutch Shell PLC, ADR (United Kingdom)	10,214	584,139
Sunoco, Inc.	83,566	2,377,453

		7,300,272

Pharmaceuticals — 0.7%
Sepracor, Inc.*	64,399	1,474,737

Professional Services — 0.3%
School Specialty, Inc.*	21,273	504,595

Real Estate Investment Trusts — 5.4%
BioMed Realty Trust, Inc.	42,992	593,290
Cousins Properties, Inc.	105,930	877,100
DiamondRock Hospitality Co.*	69,981	566,846
Duke Realty Corp.	100,346	1,205,155
Entertainment Properties Trust	21,234	724,929
Extra Space Storage, Inc.	52,296	551,723
LaSalle Hotel Properties	35,654	700,958
Macerich Co. (The)	50,649	1,536,184
Medical Properties Trust, Inc.	71,486	558,306
National Retail Properties, Inc.	25,336	543,964
SL Green Realty Corp.	37,623	1,649,768
Weingarten Realty Investors	59,532	1,185,877

		10,694,100

Road & Rail — 0.7%
Kansas City Southern*	53,893	1,427,626

Specialty Retail — 9.7%
Aaron’s, Inc.	25,910	684,024
Aeropostale, Inc.*	38,484	1,672,899
AutoZone, Inc.*	30,987	4,530,919
Buckle, Inc. (The)	26,749	913,211
Cabela’s, Inc.*	35,306	470,982
Dress Barn, Inc.*	34,835	624,592
Jos. A. Bank Clothiers, Inc.*	11,882	531,957
Rent-A-Center, Inc.*	48,054	907,260
TJX Cos., Inc.	241,281	8,963,589

		19,299,433

Thrifts & Mortgage Finance — 4.3%
Astoria Financial Corp.	228,968	2,527,807
First Niagara Financial Group, Inc.	168,358	2,075,854
New York Community Bancorp, Inc.	181,718	2,075,219
People’s United Financial, Inc.	127,201	1,979,248

		8,658,128

Tobacco — 1.7%
Universal Corp.	83,173	3,478,295

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	30,054	931,974

TOTAL COMMON STOCKS (cost $135,777,261)		153,415,372

REGISTERED INVESTMENT COMPANY — 22.4%

Affiliated Mutual Fund
AST Western Asset Core Plus Bond Portfolio(w) (cost $43,384,225)	4,530,242	44,804,091

TOTAL LONG-TERM INVESTMENTS (cost $179,161,486)		198,219,463

SHORT-TERM INVESTMENT — 2.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $4,667,003)	4,667,003	4,667,003

TOTAL INVESTMENTS — 101.6% (cost $183,828,489)	202,886,466

Liabilities in excess of other assets — (1.6)%	(3,261,037)

NET ASSETS — 100.0%	$199,625,429

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series and co-manager of AST Western Asset Core Plus Bond Portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$153,415,372	$—	$—
Affiliated Mutual Funds	49,471,094	—	—

	$202,886,466	$—	$—
Other Financial Instruments*	—	—	—

Total	$202,886,466	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%

COMMON STOCKS — 97.4%

Australia — 11.5%
Astro Japan Property Trust, REIT	526,864	$212,481
CFS Retail Property Trust, REIT	733,600	1,295,285
Commonwealth Property Office Fund, REIT	1,372,759	1,143,752
Dexus Property Group, REIT	2,853,970	2,114,689
Goodman Group, REIT	2,370,700	1,380,775
ING Office Fund, REIT	2,538,014	1,244,469
Lend Lease Corp. Ltd.	232,446	2,164,921
Macquarie CountryWide Trust, REIT	801,300	450,421
Mirvac Group, REIT	1,003,564	1,476,018
Mirvac Industrial Trust, REIT	1,776,800	140,538
Stockland, REIT	1,117,989	4,001,655
Westfield Group, REIT	874,229	10,670,734

		26,295,738

Belgium — 0.3%
Cofinimmo, REIT	4,247	593,645

Bermuda — 1.9%
Hongkong Land Holdings Ltd.	572,000	2,488,200
Kerry Properties Ltd.	335,500	1,785,935

		4,274,135

Brazil — 1.3%
Agra Empreendimentos Imobiliarios SA	60,600	175,479
BR Malls Participacoes SA*	15,400	181,851
Cyrela Brazil Realty SA	35,000	458,145
Gafisa SA	37,800	571,822
Multiplan Empreendimentos Imobiliarios SA	34,400	537,864
PDG Realty SA Empreendimentos e Participacoes	115,200	956,532

		2,881,693

Canada — 1.0%
Boardwalk Real Estate Investment Trust, REIT	4,600	165,628
Brookfield Properties Corp. (XNYS)	23,425	263,766
Brookfield Properties Corp. (XTSE)	8,900	100,916
Calloway Real Estate Investment Trust, REIT	13,863	246,016
Chartwell Seniors Housing Real Estate Investment Trust, REIT	60,000	372,671
RioCan Real Estate Investment Trust, REIT	73,985	1,243,852

		2,392,849

Cayman Islands — 0.1%
Shimao Property Holdings Ltd.	131,500	221,944

Finland — 0.2%
Citycon Oyj	57,845	245,479
Sponda Oyj*	64,311	255,038

		500,517

France — 5.2%
Fonciere des Regions, REIT	3,389	394,712
GECINA SA, REIT	3,921	467,633
ICADE, REIT	9,529	1,020,725
Klepierre, REIT	35,580	1,411,256
Unibail-Rodamco, REIT	41,844	8,691,987

		11,986,313

Hong Kong — 11.7%
Champion, REIT	1,734,000	720,746
Cheung Kong Holdings Ltd.	463,000	5,853,412
Hang Lung Group Ltd.	213,000	1,061,750
Hang Lung Properties Ltd.	746,000	2,731,256
Henderson Land Development Co. Ltd.	454,000	2,973,490
Hysan Development Co. Ltd.	381,000	950,565
Link (The), REIT	695,300	1,528,097
New World Development Ltd.	201,000	430,556
Sino Land Co. Ltd.	1,168,000	2,080,870
Sun Hung Kai Properties Ltd.	384,000	5,640,359
Wharf Holdings Ltd.	94,000	497,013
Wheelock & Co. Ltd.	727,000	2,375,637

		26,843,751

Italy — 0.1%
Beni Stabili SpA	208,646	179,836

Japan — 13.7%
Aeon Mall Co. Ltd.	127,800	2,648,502
Japan Logistics Fund, Inc., REIT	118	956,997
Japan Real Estate Investment Corp., REIT	83	677,550
Japan Retail Fund Investment Corp., REIT	154	832,452
Mitsubishi Estate Co. Ltd.	658,000	10,293,628
Mitsui Fudosan Co. Ltd.	481,000	8,099,289
Nippon Accommodations Fund, Inc., REIT	97	538,186
Nippon Building Fund, Inc., REIT	93	827,906
Nomura Real Estate Holdings, Inc.	54,700	884,811
Nomura Real Estate Office Fund, Inc., REIT	33	218,776
NTT Urban Development Corp.	886	811,597
Sumitomo Realty & Development Co. Ltd.	244,000	4,444,716

		31,234,410

Netherlands — 3.5%
Corio NV, REIT	26,464	1,825,170
Eurocommercial Properties NV, REIT	42,175	1,670,065
Nieuwe Steen Investments Funds NV, REIT	42,647	795,700
Vastned Retail NV, REIT	21,845	1,406,230
Wereldhave NV, REIT	24,492	2,412,069

		8,109,234

New Zealand — 0.1%
AMP NZ Office Trust, REIT	185,600	113,680

Singapore — 4.5%
Ascendas Real Estate Investment Trust, REIT	728,000	993,567
CapitaCommercial Trust, REIT	2,087,000	1,530,678

CapitaLand Ltd.	704,000	1,845,947
CapitaMall Trust, REIT	627,000	819,461
City Developments Ltd.	132,000	959,615
Frasers Centrepoint Trust, REIT	1,060,000	862,040
K-REIT Asia, REIT	634,000	528,800
Keppel Land Ltd.	25,100	48,484
Singapore Land Ltd.	142,000	544,263
Starhill Global, REIT	1,793,000	762,112
Suntec Real Estate Investment Trust, REIT	1,503,000	1,125,014
Wheelock Properties Singapore Ltd.	130,000	161,570

		10,181,551

Sweden — 1.4%
Castellum AB	43,297	419,222
Hufvudstaden AB (Class A Stock)	124,057	996,535
Klovern AB	306,945	981,858
Kungsleden AB	24,813	164,795
Wihlborgs Fastigheter AB	36,174	670,672

		3,233,082

Switzerland — 0.9%
PSP Swiss Property AG*	36,021	2,085,554

United Kingdom — 4.9%
Atrium European Real Estate Ltd.*	116,797	839,196
Big Yellow Group PLC, REIT*	176,776	1,059,436
British Land Co. PLC, REIT	263,000	1,997,341
Derwent London PLC, REIT	16,390	319,565
Great Portland Estates PLC, REIT	173,000	731,847
Hammerson PLC, REIT	268,323	1,690,848
Land Securities Group PLC, REIT	191,642	1,914,215
Liberty International PLC, REIT	23,850	182,957
Segro PLC, REIT	318,529	1,870,797
Shaftesbury PLC, FPR, REIT	108,514	619,639

		11,225,841

United States — 35.1%
AMB Property Corp., REIT	32,857	754,068
AvalonBay Communities, Inc., REIT	16,976	1,234,664
BioMed Realty Trust, Inc., REIT	110,170	1,520,346
Boston Properties, Inc., REIT	68,589	4,496,009
Brandywine Realty Trust, REIT	152,553	1,684,185
BRE Properties, Inc., REIT	61,304	1,918,815
Camden Property Trust, REIT	78,803	3,175,761
CBL & Associates Properties, Inc., REIT	260,232	2,524,250
Cogdell Spencer, Inc., REIT	40,263	193,262
Cousins Properties, Inc., REIT	240,190	1,988,773
DiamondRock Hospitality Co., REIT*	206,021	1,668,770
Digital Realty Trust, Inc., REIT	66,814	3,054,068
Douglas Emmett, Inc., REIT	48,706	598,110
Equity Residential, REIT	85,878	2,636,455
Extra Space Storage, Inc., REIT	31,900	336,545
Federal Realty Investment Trust, REIT	28,700	1,761,319
First Potomac Realty Trust, REIT	76,333	882,409
Host Hotels & Resorts, Inc., REIT	285,129	3,355,968
Kilroy Realty Corp., REIT	102,256	2,836,581
Kimco Realty Corp., REIT	77,639	1,012,413
Kite Realty Group Trust, REIT	43,047	179,506
LaSalle Hotel Properties, REIT	52,197	1,026,193
Macerich Co. (The), REIT	137,099	4,158,213
Mack-Cali Realty Corp., REIT	116,161	3,755,485
Morgans Hotel Group Co.*	40,206	217,917
Post Properties, Inc., REIT	104,475	1,880,550
ProLogis, REIT	76,705	914,324
Public Storage, Inc., REIT	54,617	4,109,383
Simon Property Group, Inc., REIT	161,242	11,195,007
SL Green Realty Corp., REIT	13,935	611,050
Sovran Self Storage, Inc., REIT	48,300	1,469,769
Starwood Hotels & Resorts Worldwide, Inc.	45,659	1,508,117
Tanger Factory Outlet Centers, REIT	37,521	1,401,034
U-Store-It Trust, REIT	247,273	1,545,456
Ventas, Inc., REIT	101,273	3,899,011
Vornado Realty Trust, REIT	74,241	4,781,863

		80,285,649

TOTAL COMMON STOCKS (cost $219,153,921)		222,639,422

PREFERRED STOCK — 0.3%

United States — 0.3%
Taubman Centers, Inc., REIT, 8.00% (cost $433,860)	24,800	589,000

TOTAL LONG-TERM INVESTMENTS (cost $219,587,781)		223,228,422

SHORT-TERM INVESTMENT — 1.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $4,126,576)	4,126,576	4,126,576

TOTAL INVESTMENTS(o) — 99.5% (cost $223,714,357)		227,354,998

Other assets in excess of liabilities — 0.5%		1,155,302

NET ASSETS — 100.0%		$228,510,300

The following abbreviations are used in Portfolio description:

FPR	Fully Paid Rights

REIT	Real Estate Investment Trust

XNYS	New York Stock Exchange

XTSE	Toronto Stock Exchange

*	Non-income producing security.

(o)	As of September 30, 2009, 51 securities representing $96,677,009 and 42.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$—	$26,295,738	$—
Belgium	593,645	—	—
Bermuda	2,488,200	1,785,935	—
Brazil	2,881,693	—	—
Canada	2,392,849	—	—
Cayman Islands	—	221,944	—
Finland	500,517	—	—
France	11,986,313	—	—
Hong Kong	—	26,843,751	—
Italy	179,836	—	—
Japan	—	31,234,410	—
Netherlands	8,109,234	—	—
New Zealand	—	113,680	—
Singapore	—	10,181,551	—
Sweden	3,233,082	—	—
Switzerland	2,085,554	—	—
United Kingdom	11,225,841	—	—
United States	80,285,649	—	—
Preferred Stocks	589,000	—	—
Affiliated Money Market Mutual Fund	4,126,576	—	—

	$130,677,989	$96,677,009	$—
Other Financial Instruments*	—	—	—

Total	$130,677,989	$96,677,009	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2009 were as follows:

Diversified	21.1%
Real Estate Operation & Development	21.1
Shopping Centers	10.8
Office Property	9.9
Real Estate Management / Service	9.7
Regional Malls	8.1
Apartments	5.0
Storage Property	3.7
Hotels	3.5
Health Care	2.0
Affiliated Money Market Mutual Fund	1.8
Warehouse/Industrial	1.5
Retail Property	0.8
Building & Construction	0.5

99.5
Other assets in excess of liabilities	0.5

100.0%

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%

COMMON STOCKS

Apparel/Shoes — 1.7%
Coach, Inc.	197,090	$6,488,203

Banks — 2.4%
Morgan Stanley	299,710	9,255,045

Beverages — 3.1%
PepsiCo, Inc.	199,210	11,685,659

Biotechnology — 2.0%
Gilead Sciences, Inc.*	163,450	7,613,501

Commercial Services — 2.8%
Western Union Co. (The)	550,890	10,422,839

Commercial Services — Finance — 2.4%
Visa, Inc. (Class A Stock)	129,110	8,922,792

Computer Software — 5.6%
Electronic Arts, Inc.*	345,280	6,577,584
Microsoft Corp.	560,274	14,505,494

		21,083,078

Computers — 4.2%
Apple, Inc.*	86,070	15,954,796

Cosmetics / Personal Care — 4.0%
Procter & Gamble Co.	260,000	15,059,200

Financials — 6.3%
CME Group, Inc.	47,130	14,524,995
Schwab Charles Corp.	476,330	9,121,719

		23,646,714

Healthcare Products — 6.3%
Johnson & Johnson	237,620	14,468,682
St. Jude Medical, Inc.*	239,190	9,330,802

		23,799,484

Internet Services — 3.7%
Equinix, Inc.*(a)	151,040	13,895,680

Lodging — 2.1%
Marriott International, Inc. (Class A Stock)(a)	287,067	7,920,179

Medical Products — 5.4%
Baxter International, Inc.	219,800	12,530,798
Thermo Fisher Scientific, Inc.*	178,500	7,795,095

		20,325,893

Networking/Telecom Equipment — 4.0%
Cisco Systems, Inc.*	635,230	14,953,314

Oil & Gas — 4.1%
EOG Resources, Inc.	34,990	2,922,015
Occidental Petroleum Corp.	48,470	3,800,048
Suncor Energy, Inc. (Canada)	252,070	8,711,539

		15,433,602

Oil Well Services & Equipment — 4.0%
Schlumberger Ltd. (Netherlands Antilles)	251,340	14,979,864

Pharmaceuticals — 5.2%
Express Scripts, Inc.*	172,460	13,379,447
Teva Pharmaceutical Industries Ltd., ADR (Israel)	124,810	6,310,393

		19,689,840

Real Estate — 2.1%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	676,650	7,943,871

Retailing — 8.3%
Costco Wholesale Corp.(a)	166,570	9,404,542
Lowe’s Cos., Inc.	524,733	10,987,909
Target Corp.	233,900	10,918,452

		31,310,903

Savings & Loan — 1.4%
People’s United Financial, Inc.	328,820	5,116,439

Semiconductors — 7.6%
Broadcom Corp. (Class A Stock)*(a)	344,720	10,579,457
QUALCOMM, Inc.	400,320	18,006,393

		28,585,850

Software — 3.1%
Oracle Corp.	565,780	11,790,855

Telecommunications — 6.5%
American Tower Corp. (Class A Stock)*	443,480	16,142,672
Crown Castle International Corp.*	262,060	8,218,202

		24,360,874

TOTAL LONG-TERM INVESTMENTS (cost $339,354,859)		370,238,475

SHORT-TERM INVESTMENT — 12.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $45,626,701; includes $33,138,677 of cash collateral for securities on loan)(b)(w)	45,626,701	45,626,701

TOTAL INVESTMENTS — 110.4% (cost $384,981,560)		415,865,176

Liabilities in excess of other assets — (10.4)%		(39,072,753)

NET ASSETS — 100.0%		$376,792,423

The following abbreviation is used in Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $32,482,254; cash collateral of $33,138,677 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$370,238,475	$—	$—
Affiliated Money Market Mutual Fund	45,626,701	—	—

	$415,865,176	$—	$—
Other Financial Instruments*	—	—	—

Total	$415,865,176	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%

COMMON STOCKS

Advertising — 1.2%
Lamar Advertising Co. (Class A Stock)*(a)	97,491	$2,675,153

Aerospace/Defense — 1.3%
Alliant Techsystems, Inc.*(a)	37,925	2,952,461

Apparel — 1.0%
Polo Ralph Lauren Corp.	31,200	2,390,544

Apparel/Shoes — 2.3%
Coach, Inc.	160,030	5,268,188

Beverages — 1.6%
Hansen Natural Corp.*(a)	98,250	3,609,705

Biotechnology — 1.7%
Biogen Idec, Inc.*	32,400	1,636,848
Millipore Corp.*	32,300	2,271,659

		3,908,507

Chemicals — 1.9%
Ecolab, Inc.	94,200	4,354,866

Commercial Services — 2.7%
Iron Mountain, Inc.*(a)	131,785	3,513,388
Western Union Co. (The)	149,800	2,834,216

		6,347,604

Computer Software — 0.7%
Electronic Arts, Inc.*	91,600	1,744,980

Consumer Products & Services — 6.4%
Avon Products, Inc.	124,300	4,221,228
Chattem, Inc.*(a)	71,066	4,719,493
Fortune Brands, Inc.	73,100	3,141,838
Newell Rubbermaid, Inc.	171,530	2,691,306

		14,773,865

Diversified Financial Services — 4.2%
IntercontinentalExchange, Inc.*	44,400	4,315,236
SLM Corp.*	259,200	2,260,224
TD Ameritrade Holding Corp.*	154,400	3,029,328

		9,604,788

Drugs & Medicine — 3.0%
Amylin Pharmaceuticals, Inc.*(a)	240,668	3,294,745
Shire PLC, ADR (United Kingdom)(a)	68,700	3,592,323

		6,887,068

Electronic Components — 5.1%
Amphenol Corp. (Class A Stock)	131,472	4,953,865
Energizer Holdings, Inc.*	59,800	3,967,132
Gentex Corp.	210,113	2,973,099

		11,894,096

Electronics — 1.6%
FLIR Systems, Inc.*(a)	129,800	3,630,506

Entertainment & Leisure — 2.1%
NetFlix, Inc.*(a)	80,496	3,716,500
Pinnacle Entertainment, Inc.*	118,900	1,211,591

		4,928,091

Environmental Control — 0.4%
Stericycle, Inc.*	17,100	828,495

Financial — Bank & Trust — 2.0%
Northern Trust Corp.	81,400	4,734,224

Financial Services — 2.4%
Global Payments, Inc.	119,421	5,576,961

Hand/Machine Tools — 1.4%
Kennametal, Inc.(a)	135,370	3,331,456

Healthcare Products — 2.3%
St. Jude Medical, Inc.*	138,700	5,410,687

Healthcare Services — 2.8%
Charles River Laboratories International, Inc.*(a)	133,763	4,946,556
Covance, Inc.*	27,974	1,514,792

		6,461,348

Industrial Products — 1.0%
Roper Industries, Inc.	46,300	2,360,374

Internet Services — 2.6%
Equinix, Inc.*(a)	65,450	6,021,400

Lodging — 2.1%
Marriott International, Inc. (Class A Stock)(a)	86,677	2,391,418
Starwood Hotels & Resorts Worldwide, Inc.(a)	71,700	2,368,251

		4,759,669

Manufacturing — 1.0%
Rockwell Automation, Inc.(a)	52,721	2,245,915

Medical Products — 4.7%
C.R. Bard, Inc.	71,426	5,614,798
Henry Schein, Inc.*(a)	57,911	3,179,893
Zimmer Holdings, Inc.*	38,300	2,047,135

		10,841,826

Oil & Gas — 3.7%
Continental Resources, Inc.*(a)	65,500	2,565,635
Core Laboratories NV (Netherlands)(a)	32,526	3,353,105
Whiting Petroleum Corp.*(a)	46,000	2,648,680

		8,567,420

Oil Well Services & Equipment — 3.5%
Cameron International Corp.*(a)	151,800	5,741,076
Dresser-Rand Group, Inc.*	75,000	2,330,250

		8,071,326

Pharmaceuticals — 1.8%
Express Scripts, Inc.*	54,400	4,220,352

Real Estate — 2.1%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	414,510	4,866,347

Retail — 9.4%
Bed Bath & Beyond, Inc.*(a)	62,365	2,341,182
Dick’s Sporting Goods, Inc.*	112,775	2,526,160
GameStop Corp. (Class A Stock)*(a)	65,900	1,744,373
PetSmart, Inc.	218,361	4,749,352

Staples, Inc.	203,000	4,713,660
Tiffany & Co.	90,500	3,486,965
Urban Outfitters, Inc.*	72,000	2,172,240

		21,733,932

Savings & Loans — 2.0%
People’s United Financial, Inc.	293,782	4,571,248

Semiconductors — 5.0%
Altera Corp.(a)	69,300	1,421,343
Broadcom Corp. (Class A Stock)*(a)	160,300	4,919,607
FormFactor, Inc.*	117,045	2,799,716
Linear Technology Corp.(a)	84,307	2,329,403

		11,470,069

Software — 2.2%
Citrix Systems, Inc.*	49,500	1,941,885
Emdeon, Inc (Class A Stock)*	65,500	1,061,100
Salesforce.com, Inc.*(a)	37,400	2,129,182

		5,132,167

Technology Services — 1.8%
Cognizant Technology Solutions Corp. (Class A Stock)*	104,991	4,058,952

Telecommunications — 5.2%
American Tower Corp. (Class A Stock)*	135,700	4,939,480
Crown Castle International Corp.*	100,275	3,144,624
tw telecom, Inc.*	292,098	3,928,718

		12,012,822

Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	19,800	1,143,450

TOTAL LONG-TERM INVESTMENTS (cost $202,285,091)		223,390,862

SHORT-TERM INVESTMENT — 33.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $76,876,033; includes $68,343,793 of cash collateral for securities on loan)(b)(w)	76,876,033	76,876,033

TOTAL INVESTMENTS — 130.0% (cost $279,161,124)		300,266,895

Liabilities in excess of other assets — (30.0)%		(69,268,372)

NET ASSETS — 100.0%		$230,998,523

The following abbreviation is used in Portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $66,710,044; cash collateral of $68,343,793 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$223,390,862	$—	$—
Affiliated Money Market Mutual Fund	76,876,033	—	—

	$300,266,895	$—	$—
Other Financial Instruments*	—	—	—

Total	$300,266,895	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%

COMMON STOCKS

Aerospace — 1.1%
AAR Corp.*(a)	40,648	$891,817
TransDigm Group, Inc.*(a)	9,657	481,015

		1,372,832

Airlines — 0.3%
JetBlue Airways Corp.*(a)	68,877	411,884

Auto Repair — 0.4%
Monro Muffler Brake, Inc.	14,696	467,186

Automotive Parts — 0.5%
Asbury Automotive Group, Inc.*	17,881	226,731
TRW Automotive Holdings Corp.*	24,630	412,553

		639,284

Banking — 0.4%
Home BancShares, Inc.	19,578	429,150
S.Y. Bancorp, Inc.	5,111	118,013

		547,163

Basic Materials — Chemical — 0.7%
Minerals Technologies, Inc.	18,769	892,654

Basic Materials — Forest — 0.6%
Universal Forest Products, Inc.	18,365	724,683

Basic Materials — Mining — 0.4%
Commercial Metals Co.	29,021	519,476

Chemicals — 2.8%
Fuller (H.B.) Co.	46,953	981,318
KMG Chemicals, Inc.	33,776	377,278
PolyOne Corp.*	168,675	1,125,062
Sensient Technologies Corp.	13,387	371,757
Solutia, Inc.*	56,770	657,397

		3,512,812

Commercial Services — 0.7%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)	39,271	883,598

Computer Services & Software — 2.1%
Avid Technology, Inc.*(a)	66,346	934,815
Monotype Imaging Holdings, Inc.*	33,040	277,866
Parametric Technology Corp.*	71,770	991,862
Progress Software Corp.*	16,732	378,980

		2,583,523

Construction — 1.0%
Meritage Homes Corp.*	26,312	534,133
Ryland Group, Inc.	30,140	635,050

		1,169,183

Consumer Cyclicals — Construction — 1.0%
Comfort Systems USA, Inc.	106,694	1,236,584

Consumer Cyclicals — Leisure & Entertainment — 0.7%
Fossil, Inc.*	31,162	886,559

Consumer Cyclicals — Retail Apparel — 2.0%
Aaron’s, Inc.	37,569	991,822
Big Lots, Inc.*	18,617	465,797
Gymboree Corp.*(a)	20,875	1,009,932

		2,467,551

Consumer Staples — Home Products — 0.3%
Elizabeth Arden, Inc.*	33,025	388,704

Consumer Staples — Restaurants — 0.5%
California Pizza Kitchen, Inc.*	42,263	660,148

Distribution/Wholesale — 0.9%
Beacon Roofing Supply, Inc.*	27,693	442,534
Pool Corp.	19,076	423,869
WESCO International, Inc.*	10,330	297,504

		1,163,907

Diversified Financial Services — 0.4%
BGC Partners, Inc. (Class A Stock)	35,521	152,030
Compass Diversified Holdings	37,033	387,735

		539,765

Electrical Utilities — 1.2%
Cleco Corp.	41,732	1,046,639
Great Plains Energy, Inc.	11,453	205,581
NorthWestern Corp.	8,695	212,419

		1,464,639

Electronic Components & Equipment — 2.0%
Electronics for Imaging, Inc.*	93,868	1,057,892
Empire District Electric Co.(The)	6,265	113,334
EnerSys*	28,260	625,111
Gentex Corp.	20,850	295,028
Littelfuse, Inc.*	15,006	393,757

		2,485,122

Equipment Services — 1.7%
RSC Holdings, Inc.*	111,202	808,438
Watsco, Inc.(a)	24,536	1,322,736

		2,131,174

Exchange Traded Funds — 3.8%
iShares Russell 2000 Value Index Fund(a)	83,300	4,708,949

Financial — Bank & Trust — 10.3%
Bank of the Ozarks, Inc.	29,563	784,306
Berkshire Hills Bancorp, Inc.	9,465	207,662
Boston Private Financial Holdings, Inc.	56,425	367,327
Bridge Capital Holdings*(a)	9,618	67,326
Brookline Bancorp, Inc.	53,115	516,278
Capital City Bank Group, Inc.(a)	10,136	143,931
City Holding Co.	12,430	370,538
CoBiz Financial, Inc.(a)	38,333	190,898
East West Bancorp, Inc.	22,492	186,684
First Financial Holdings, Inc.	19,140	305,666
FirstMerit Corp.	12,542	238,678
FNB Corp.	75,852	539,308
Glacier Bancorp, Inc.(a)	46,983	701,926
Hancock Holding Co.	22,838	858,024
Heritage Financial Corp.	13,470	177,130
IBERIABANK Corp.	10,591	482,526
KBW, Inc.*	18,763	604,544
MB Financial, Inc.	10,710	224,589
MF Global Ltd. (Bermuda)*(a)	47,527	345,521
NewAlliance Bancshares, Inc.	42,618	456,013
PacWest Bancorp(a)	15,891	302,723

Prosperity Bancshares, Inc.	35,373	1,230,627
Provident Financial Services, Inc.	6,816	70,137
SCBT Financial Corp.	17,873	502,231
Seacoast Banking Corp. of Florida	50,124	126,312
Sierra Bancorp(a)	7,616	91,468
Signature Bank / New York*(a)	37,745	1,094,605
South Financial Group, Inc. (The)	39,361	57,861
Southcoast Financial Corp.*	15,546	75,787
Sterling Bancorp	4,462	32,216
Summit State Bank	9,773	57,367
Texas Capital Bancshares, Inc.*	15,437	259,959
Trico Bancshares	18,211	298,660
UMB Financial Corp.	17,127	692,616
United Community Banks, Inc.*(a)	17,603	88,015

		12,749,459

Financial — Brokerage — 1.0%
Knight Capital Group, Inc. (Class A Stock)*	33,521	729,082
NRDC Acquisition Corp.*	34,290	354,558
Sterling Bancshares, Inc.	17,687	129,292

		1,212,932

Financial Services — 3.2%
Apollo Investment Corp.	58,046	554,339
Dime Community Bancshares	18,515	211,627
Financial Federal Corp.	35,286	870,859
First Cash Financial Services, Inc.*	19,384	332,048
First Financial Bankshares, Inc.(a)	22,877	1,131,496
PennantPark Investment Corp.(a)	38,698	313,841
Pinnacle Financial Partners, Inc.*(a)	32,927	418,502
WSFS Financial Corp.	5,974	159,147

		3,991,859

Food — 1.7%
American Italian Pasta Co. (Class A Stock)*	14,680	399,002
Hain Celestial Group, Inc.*	23,070	442,252
Lance, Inc.	17,941	463,237
Nash-Finch Co.	6,115	167,184
TreeHouse Foods, Inc.*	17,020	607,103

		2,078,778

Food and Beverage — 0.9%
Casey’s General Stores, Inc.	34,017	1,067,453

Hand/Machine Tools — 0.2%
Snap-on, Inc.	8,597	298,832

Healthcare Services — 3.6%
Amedisys, Inc.*(a)	32,584	1,421,640
Edwards Lifesciences Corp.*	9,399	657,084
Hill-Rom Holdings, Inc.(a)	16,920	368,518
Lincare Holdings, Inc.*(a)	29,198	912,437
Omega Healthcare Investors, Inc.	66,600	1,066,932

		4,426,611

Hotels & Motels — 1.0%
Ameristar Casinos, Inc.	29,365	463,380
Choice Hotels International, Inc.	13,209	410,271
Gaylord Entertainment Co.*	19,860	399,186

		1,272,837

Industrial Products — 0.3%
Olympic Steel, Inc.(a)	13,551	388,778

Industrials — Components — 2.7%
Actuant Corp. (Class A Stock)	104,449	1,677,451
Applied Industrial Technologies, Inc.	52,651	1,114,095
Intermec, Inc.*	40,729	574,279

		3,365,825

Industrials — Electrical Equipment — 1.1%
Anixter International, Inc.*	25,866	1,037,485
Franklin Electric Co., Inc.	10,648	305,278

		1,342,763

Industrials — Machinery — 1.1%
MTS Systems Corp.	19,918	581,805
Tennant Co.	27,055	786,218

		1,368,023

Insurance — 0.6%
MGIC Investment Corp.*	40,230	298,104
W.R. Berkely Corp.	16,486	416,766

		714,870

Insurance — Life Insurance — 0.8%
American Equity Investment Life Holding Co.	134,003	940,701

Insurance — Property Insurance — 6.1%
Ambac Financial Group, Inc.(a)	67,307	113,076
Aspen Insurance Holdings Ltd. (Bermuda)	41,801	1,106,472
Assured Guaranty Ltd. (Bermuda)	12,589	244,478
Donegal Group, Inc.	17,134	264,549
Max Capital Group Ltd. (Bermuda)	64,201	1,371,975
Meadowbrook Insurance Group, Inc.	161,833	1,197,564
PMI Group, Inc. (The)	29,730	126,353
ProAssurance Corp.*	20,750	1,082,942
RLI Corp.	13,829	729,895
Tower Group, Inc.	24,868	606,531
Willis Group Holdings Ltd. (Bermuda)	27,237	768,628

		7,612,463

Investment Companies — 0.4%
Ares Capital Corp.	45,760	504,275

IT Services — 0.4%
ADC Telecommunications, Inc.*(a)	60,654	505,854

Machinery — 0.9%
Altra Holdings, Inc.*	17,130	191,684
Graco, Inc.	16,370	456,232
Robbins & Myers, Inc.	19,060	447,529

		1,095,445

Machinery & Equipment — 0.7%
Mueller Water Products, Inc. (Class A Stock)	80,990	443,825

T-3 Energy Services, Inc.*	17,969	353,990

		797,815

Manufacturing — 0.2%
Hillenbrand, Inc.	9,270	188,830

Medical Supplies & Equipment — 1.9%
American Medical Systems Holdings, Inc.*	47,761	808,116
Cardiac Science Corp.*	92,749	370,996
Kinetic Concepts, Inc.*(a)	7,677	283,896
Symmetry Medical, Inc.*	79,238	821,698

		2,284,706

Metals & Mining — 2.0%
Kaiser Aluminum Corp.	44,426	1,615,329
Mueller Industries, Inc.	38,339	915,152

		2,530,481

Office Supplies — 0.4%
School Specialty, Inc.*	18,341	435,049

Oil & Gas — 6.0%
Atlas Energy, Inc.	63,560	1,720,569
Brigham Exploration Co.*	59,970	544,528
Dril-Quip, Inc.*	18,935	939,933
Goodrich Petroleum Corp.*(a)	37,446	966,481
Hornbeck Offshore Services, Inc.*	34,010	937,316
Key Energy Services, Inc.*	33,600	292,320
Laclede Group, Inc. (The)	5,559	178,778
Oil States International, Inc.*	23,111	811,889
Resolute Energy Corp.*	64,370	666,230
Rex Energy Corp.*	45,455	379,549

		7,437,593

Real Estate Investment Trust — Apartment — 1.3%
American Campus Communities, Inc.	60,350	1,620,398

Real Estate Investment Trust — Mortgage — 1.0%
MFA Mortgage Investments, Inc.	159,660	1,270,894

Real Estate Investment Trust — Office Industrial — 1.0%
Parkway Properties, Inc.	65,181	1,284,066

Real Estate Investment Trust — Other REITs — 3.3%
BioMed Realty Trust, Inc.(a)	58,670	809,646
Cogdell Spencer, Inc.	41,715	200,232
Cypress Sharpridge Investments, Inc.	35,874	509,411
Digital Realty Trust, Inc.(a)	34,377	1,571,373
Entertainment Properties Trust	28,572	975,448

		4,066,110

Real Estate Investment Trust — Retail — 1.7%
Acadia Realty Trust	43,864	661,030
National Retail Properties, Inc.(a)	67,285	1,444,609

		2,105,639

Restaurants — 0.5%
CEC Entertainment, Inc.*(a)	25,848	668,429

Retail & Merchandising — 2.9%
Aeropostale, Inc.*	6,982	303,508
Children’s Place Retail Stores, Inc. (The)*(a)	22,038	660,259
Finish Line, Inc. (The) (Class A Stock)	68,201	692,922
Hibbett Sports, Inc.*(a)	33,735	614,989
HSN, Inc.*	8,640	140,659
Jos. A. Bank Clothiers, Inc.*	9,150	409,646
Pantry, Inc. (The)*	16,630	260,758
Tractor Supply Co.*	10,863	525,986

		3,608,727

Semiconductors — 3.4%
ATMI, Inc.*(a)	21,539	390,933
Emulex Corp.*	59,228	609,456
Entegris, Inc.*	105,390	521,680
Fairchild Semiconductor International, Inc.*	53,113	543,346
FormFactor, Inc.*	11,854	283,548
Micrel, Inc.	58,898	480,019
MKS Instruments, Inc.*	37,596	725,227
Semtech Corp.*	41,224	701,220

		4,255,429

Services — Environmental — 0.7%
Waste Connections, Inc.*	29,359	847,301

Services — Industrial Services — 1.4%
G & K Services, Inc. (Class A Stock)	29,276	648,756
MAXIMUS, Inc.	7,012	326,759
On Assignment, Inc.*	40,666	237,896
Resources Connection, Inc.*	31,395	535,599

		1,749,010

Software — 1.0%
JDA Software Group, Inc.*	21,180	464,689
Lawson Software, Inc.*	128,755	803,431

		1,268,120

Telecommunications — 1.9%
Knology, Inc.*	49,243	480,119
Plantronics, Inc.	22,704	608,694
Polycom, Inc.*(a)	25,141	672,522
Premiere Global Services, Inc.*	74,021	615,115

		2,376,450

Transportation — 0.1%
Golar LNG Ltd. (Bermuda)(a)	11,900	131,614

Transportation — Airlines — 0.8%
AirTran Holdings, Inc.*(a)	160,949	1,005,931

Utilities — 0.3%
UniSource Energy Corp.	11,250	345,938

Utilities — Electrical Utilities — 2.5%
El Paso Electric Co.*	104,202	1,841,250
MGE Energy, Inc.	11,590	422,803
Westar Energy, Inc.	40,069	781,746

		3,045,799

Utilities — Gas Utilities — 0.6%
South Jersey Industries, Inc.	830	29,299
Southwest Gas Corp.	25,523	652,878

		682,177

TOTAL LONG-TERM INVESTMENTS (cost $116,541,797)		120,801,644

SHORT-TERM INVESTMENT — 19.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $23,929,562; includes $21,470,773 of cash collateral for securities on loan)(b)(w)	23,929,562	23,929,562

TOTAL INVESTMENTS — 116.7% (cost $140,471,359)		144,731,206

Liabilities in excess of other assets — (16.7)%		(20,688,122)

NET ASSETS — 100.0%		$124,043,084

The following abbreviation is used in Portfolio descriptions:

REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $19,901,859; cash collateral of $21,470,773 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$120,801,644	$—	$—
Affiliated Money Market Mutual Fund	23,929,562	—	—

	$144,731,206	$—	$—
Other Financial Instruments*	—	—	—

Total	$144,731,206	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount
	Ratings†	Rate		Date		(000)#	Value
LONG-TERM INVESTMENTS — 98.4%

ASSET-BACKED SECURITIES — 2.7%

Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A	B2	0.316	%(c)	01/25/37		$281	$150,775
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2	Caa3	5.721%		01/25/37		2,600	1,097,982
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A	B3	5.891%		02/25/37		207	171,769
Primus CLO Ltd., Series 2007-2A, Class A, 144A (Cayman Islands)	A1	0.517	%(c)	07/15/21		23,068	18,900,644

TOTAL ASSET-BACKED SECURITIES (cost $20,143,183)							20,321,170

BANK LOANS(c) — 3.4%

AES Corp., Term B(g)	Ba+	6.52%		03/31/10		360	336,600
Calpine Corp.	B+(d)	3.17%		03/29/14		990	900,236
Chrysler Financial, Term B	Caa-	4.25%		08/03/12		2,940	2,815,785
First Data Corp., Term B2	B+(d)	3.03%		09/24/14		104	86,956
First Data Corp., Term B2	B+(d)	3.04%		09/24/14		943	810,408
First Data Corp., Term B3	B+(d)	3.04%		09/24/14		936	762,579
Ford Motor Co., Term B	Caa+	3.25%		12/16/13		255	225,868
Ford Motor Co., Term B	B+(d)	3.51%		12/16/13		3,895	3,449,538
Local Insight, Term B(g)	Ba-	6.25%		04/23/15		721	559,019
Newsday LLC, Term A1	Ba-	9.75%		08/01/14		500	519,375
Nuveen Investments, Term B	Ba-	3.49%		11/02/14		224	193,326
Nuveen Investments, Term B	Ba-	3.50%		11/02/14		227	195,713
Tribune Co., Term B(g)(i)	Ba	5.25%		06/04/24		1,457	692,786
Tribune Co., Term X(g)(i)	Ca	5.00%		12/30/09		82	39,951
Texas Competitive Electric Holdings Co. LLC	B+(d)	3.75%		10/10/14		696	549,489
Texas Competitive Electric Holdings Co. LLC, Term B1	B+(d)	3.75%		10/10/14		5,500	4,318,875
TXU Corp., Term B1	B+(d)	3.78%		10/10/14		2	1,399
TXU Corp., Term B2	Ba-	3.75%		10/10/14		1,000	785,250
TXU Corp., Term B3	B+(d)	3.75%		10/10/14		7,921	6,220,292
TXU Corp., Term B3	B+(d)	3.78%		10/10/14		38	30,182
UPC Broadband Holdings, Term M (Netherlands)	B+(d)	4.24%		12/31/16	EUR	1,094	1,474,607
UPC Broadband Holdings, Term M (Netherlands)	B+(d)	4.49%		12/31/17	EUR	789	1,064,815

TOTAL BANK LOANS (cost $26,583,323)							26,033,049

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.5%

RBSCF Trust, Series 2009-RR1, Class JPA, 144A (cost $3,554,940)	Aaa	6.068	%(c)	09/17/39		4,300	3,585,044

CONVERTIBLE BONDS — 0.4%

Diversified Financial Services
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)(i)	NR	8.16%		05/30/24		15	35,202

Oil & Gas — 0.4%
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.25%		12/15/38		3,725	2,784,438

TOTAL CONVERTIBLE BONDS (cost $3,403,603)							2,819,640

CORPORATE BONDS — 86.6%

Advertising
R.H. Donnelley, Inc., Gtd. Notes, 144A(i)	D(d)	11.75%		05/15/15		300	169,500

Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.95%		11/10/38		400	543,838

Airlines — 3.5%
American Airlines Pass-Through Trust 2001-02 Pass-Through Certificates	Ba1	6.978%		04/01/11		196	193,352
American Airlines, Inc., Sr. Sec’d. Notes, 144A(g)	B2	10.50%		10/15/12		12,200	12,352,500
Continental Airlines, Inc., Pass-Through Certificates(a)	Baa2	9.00%		07/08/16		6,775	7,181,500
Delta Air Lines, Inc., Pass-Through Certificates	BBB-(d)	7.111%		09/18/11		4,900	4,777,500
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A(g)	Ba2	9.50%		09/15/14		1,500	1,500,000

Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A(g)	B2	12.25%		03/15/15		1,000	932,500

							26,937,352

Automobile Manufacturers
Daimler Finance North America LLC, Gtd. Notes	A3	7.75%		01/18/11		300	317,970

Automotive — 1.8%
Allison Transmission, Inc., Gtd. Notes, 144A	Caa2	11.00%		11/01/15		1,700	1,666,000
ArvinMeritor, Inc., Gtd. Notes(a)	Caa2	8.125%		09/15/15		3,225	2,805,750
ArvinMeritor, Inc., Gtd. Notes(a)	Caa2	8.75%		03/01/12		625	604,687
Cooper-Standard Automotive, Inc., Gtd. Notes(i)	D(d)	7.00%		12/15/12		1,400	728,000
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	B1	9.00%		07/01/15		1,300	1,348,750
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes(a)	B1	10.50%		05/15/16		2,050	2,224,250
Tenneco, Inc., Sr. Sec’d. Notes(a)	B1	10.25%		07/15/13		1,325	1,378,000
TRW Automotive, Inc., Gtd. Notes, 144A	Caa2	7.00%		03/15/14		3,360	3,057,600

							13,813,037

Business Services — 0.4%
NSG Holdings LLC / NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.75%		12/15/25		3,205	2,868,475

Cable — 4.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A(a)(i)	B1	10.375%		04/30/14		1,750	1,785,000
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		04/01/11		2,175	2,256,562
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		07/15/18		2,875	2,918,125
CSC Holdings, Inc., Sr. Unsec’d. Notes(a)	Ba3	7.875%		02/15/18		2,490	2,539,800
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba3	8.50%		04/15/14		975	1,023,750
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba3	8.50%		06/15/15		2,275	2,388,750
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.625%		02/15/19		1,875	1,982,813
DISH DBS Corp., Gtd. Notes	Ba3	6.625%		10/01/14		2,000	1,945,000
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.00%		10/01/13		3,750	3,778,125
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.125%		02/01/16		3,040	3,017,200
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.75%		05/31/15		990	1,009,800
DISH DBS Corp., Gtd. Notes, 144A(g)	Ba3	7.875%		09/01/19		6,225	6,287,250
DISH DBS Corp., Sr. Notes, 144A(g)	Ba3	7.875%		09/01/19		425	429,250

							31,361,425

Chemicals — 2.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.85%		08/15/12		12,400	12,894,239
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.55%		05/15/19		1,100	1,236,561
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)(g)	Caa3	7.875%		02/15/16	EUR	650	463,701
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	Caa3	8.50%		02/15/16		870	413,250
Nalco Co., Gtd. Notes(a)	B2	8.875%		11/15/13		1,450	1,482,625
Nalco Co., Sr. Notes, 144A	Ba2	8.25%		05/15/17		350	367,500
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR	800	1,158,979

							18,016,855

Commercial Services — 0.2%
ARAMARK Corp., Gtd. Notes	B3	3.983	%(c)	02/01/15		1,100	954,250
ARAMARK Corp., Gtd. Notes	B3	8.50%		02/01/15		550	554,813

							1,509,063

Computer Services & Software — 0.5%
First Data Corp., Gtd. Notes(a)	Caa1	9.875%		09/24/15		4,525	4,179,969

Containers & Packaging — 1.0%
Berry Plastics Corp., Sec’d. Notes	Caa1	8.875%		09/15/14		1,050	1,000,125
Berry Plastics Corp., Sr. Sec’d. Notes	B1	5.26	%(c)	02/15/15		1,025	943,000
Beverage Packaging Holdings Luxembourg II SA, Sr. Notes (Luxembourg)	B2	8.00%		12/15/16	EUR	75	110,849
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.75%		11/15/15		975	992,063
Crown Americas LLC/Crown Americas Capital Corp. II, Sr. Unsec’d. Notes, 144A	B1	7.625%		05/15/17		1,950	1,969,500
Norampac Industries, Inc., Gtd. Notes (Canada)	Ba3	6.75%		06/01/13		850	820,250

OI European Group BV, Gtd. Notes (Netherlands)	Ba3	6.875%		03/31/17	EUR	1,500	2,129,185

							7,964,972

Diversified — 0.1%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17		440	409,200

Diversified Financial Services — 12.9%
AES Ironwood LLC, Sr. Sec’d. Notes	B1	8.857%		11/30/25		144	131,951
AES Red Oak LLC, Sr. Sec’d. Notes	B1	8.54%		11/30/19		1,764	1,662,361
American General Finance Corp., Sr. Unsec’d. Notes	Baa-	8.45%		10/15/09		1,181	1,179,517
Capital One Bank USA NA, Sub. Notes	A3	8.80%		07/15/19		3,000	3,467,877
Capital One Capital V, Gtd. Notes	Baa2	10.25%		08/15/39		4,150	4,585,833
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A	B3	8.00%		11/15/13		672	530,880
CIT Group, Inc., Sr. Unsec’d. Notes(p)	Ca	4.25%		09/22/11	EUR	1,775	1,649,387
CIT Group, Inc., Sr. Unsec’d. Notes(p)	Ca	5.40%		03/07/13		2,975	1,907,499
CIT Group, Inc., Sr. Unsec’d. Notes(p)	Ca	7.625%		11/30/12		1,450	944,401
Citigroup Capital XXI, Gtd. Notes	Baa3	8.30	%(c)	12/21/57		9,825	8,731,969
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.579	%(c)	06/09/16		1,000	831,532
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.00%		08/15/17		2,900	2,860,142
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	8.125%		07/15/39		11,000	12,313,279
Citigroup, Inc., Sub. Notes	Baa1	5.00%		09/15/14		3,475	3,306,758
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11		7,475	7,635,907
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	5.70%		01/15/10		150	149,957
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.00%		10/01/13		825	774,356
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		10/28/09		2,175	2,175,563
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.80%		06/01/12		3,360	3,247,275
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.00%		12/15/16		650	603,048
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	12.00%		05/15/15		2,175	2,396,689
Fresenius US Finance II, Inc., Gtd. Notes, 144A(a)	Ba1	9.00%		07/15/15		3,140	3,422,600
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	Ca	6.75%		12/01/14		230	193,778
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes(a)	Ca	8.00%		11/01/31		715	571,614
HSBC Finance Capital Trust IX, Gtd. Notes	Baa1	5.911	%(c)	11/30/35		500	375,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa3	4.75%		01/13/12		300	254,447
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	Baa3	4.875%		09/01/10		6,600	6,188,774
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	Baa3	5.00%		04/15/10		2,550	2,476,488
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa3	5.875%		05/01/13		475	373,606
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	5.625%		09/15/10		4,125	3,936,393
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	5.75%		06/15/11		2,650	2,413,848
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	6.625%		11/15/13		975	773,095
JPMorgan Chase Capital XVIII, Gtd. Notes	A1	6.95%		08/17/36		1,000	959,020
JPMorgan Chase Capital XX, Gtd. Notes	A1	6.55%		09/29/36		1,000	928,752
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	6.625%		01/18/12		275	46,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18		500	88,750
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.50%		05/11/38		2,425	242
SLM Corp., Sr. Unsec’d. Notes	Ba1	0.55	%(c)	10/01/10		350	321,909
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.664	%(c)	07/26/10		3,375	3,206,186
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.734	%(c)	10/25/11		5,500	4,611,123
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.50%		07/26/10		200	194,333
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.00%		10/01/13		950	756,256
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.375%		01/15/13		650	541,943
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.40%		10/25/11		125	115,340
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.45%		06/15/18		1,850	1,475,375
SMFG Preferred Capital USD 1 Ltd., Sub. Notes, 144A (Cayman Islands)	A2	6.078	%(c)	01/29/49		1,500	1,310,205
Universal City Development Partners Ltd., Sr. Unsec’d. Notes	B2	11.75%		04/01/10		1,475	1,486,062

							98,108,070

Electric — 5.3%
AES Corp. (The), Sr. Sec’d. Notes, 144A	Ba3	8.75%		05/15/13		2,956	3,011,425
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		03/01/14		355	357,663

AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15		2,425	2,437,125
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17		265	266,656
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		06/01/20		1,000	992,500
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.875%		02/15/11		450	463,500
AES Corp. (The), Sr. Unsec’d. Notes, 144A(a)	B1	9.75%		04/15/16		1,125	1,226,250
Dominion Resources, Inc., Jr. Sub. Notes	Baa3	6.30	%(c)	09/30/66		1,800	1,440,000
Dominion Resources, Inc., Jr. Sub. Notes	Baa3	7.50	%(c)	06/30/66		275	251,625
Energy Future Holdings Corp., Gtd. Notes	Caa3	10.875%		11/01/17		2,965	2,238,575
Energy Future Holdings Corp., Gtd. Notes, PIK	Caa3	11.25%		11/01/17		292	192,390
FPL Group Capital, Inc., Jr. Sub. Notes	A3	6.35	%(c)	10/01/66		125	112,500
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands)	Ba3	9.00%		06/30/17		2,850	2,935,500
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%		04/01/16		1,470	1,473,675
Midwest Generation LLC, Pass-Through Certificates	Ba1	8.56%		01/02/16		3,640	3,694,325
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14		6,000	5,895,000
NRG Energy, Inc., Gtd. Notes(a)	B1	7.375%		02/01/16		5,775	5,587,312
NRG Energy, Inc., Gtd. Notes(a)	B1	7.375%		01/15/17		50	48,375
NRG Energy, Inc., Gtd. Notes	B1	8.50%		06/15/19		350	350,438
NV Energy, Inc., Sr. Unsec’d. Notes	Ba3	7.803%		06/15/12		1,250	1,260,986
PSEG Power LLC, Gtd. Notes, 144A	Baa1	5.32%		09/15/16		923	946,268
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates	Ba1	9.681%		07/02/26		100	99,000
RRI Energy, Inc., Sr. Sec’d. Notes	B1	6.75%		12/15/14		2,804	2,881,110
RRI Energy, Inc., Sr. Unsec’d. Notes	B2	7.875%		06/15/17		300	292,875
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A	Ba2	7.00%		06/30/21		2,134	1,937,240
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes(a)	Caa2	10.25%		11/01/15		300	216,000

							40,608,313

Electronic Components — 0.4%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13		75	76,979
Celestica, Inc., Sr. Sub. Notes (Canada)(a)	B3	7.875%		07/01/11		2,125	2,162,188
Communications & Power Industries, Inc., Gtd. Notes	B3	8.00%		02/01/12		750	746,250

							2,985,417

Financial — Bank & Trust — 11.7%
BAC Capital Trust VII, Bank Gtd. Notes	Baa3	5.25%		08/10/35	GBP	1,400	1,415,170
BankAmerica Institutional Capital B, Bank Gtd. Notes, 144A	Baa3	7.70%		12/31/26		275	253,000
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Baa2	5.926	%(c)	09/29/49		1,250	925,000
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Baa2	7.434	%(c)	09/29/49		5,050	4,418,750
Barclays Bank PLC, Sub. Notes (United Kingdom)	Baa2	14.00	%(c)	11/29/49	GBP	6,400	13,194,400
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(a)	Baa1	10.179%		06/12/21		1,200	1,577,196
Credit Agricole SA, Sub. Notes (France)	Aa3	9.75%		09/29/49		5,000	5,187,500
HBOS PLC, Sr. Sub. Notes, 144A (United Kingdom)	Baa2	6.00%		11/01/33		4,460	3,135,367
HBOS PLC, Sub. Notes, 144A (United Kingdom)	Baa2	6.75%		05/21/18		1,000	891,629
Intesa Sanpaolo SpA, Sub. Notes (Italy)	A1	8.047	%(c)	06/29/49	EUR	2,600	3,652,540
M&I Marshall & Ilsley Bank Sub. Notes	A3	4.85%		06/16/15		1,600	1,255,685
NB Capital Trust IV, Bank Gtd. Notes	Baa3	8.25%		04/15/27		750	731,250
Rabobank Nederland NV, Jr. Sub. Notes, 144A (Netherlands)(a)	Aa2	11.00	%(c)	06/29/49		11,950	14,638,750
Regions Financial Corp., Sr. Unsec’d. Notes	Baa3	0.453	%(c)	06/26/12		3,600	3,086,312
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64	%(c)	03/29/49		700	343,000
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba1	5.00%		10/01/14		5,146	4,654,243
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	A1	6.671	%(c)	10/29/49		3,200	2,814,314
Societe Generale, Jr. Sub. Notes (France)	A1	6.999	%(c)	12/29/49	EUR	500	651,194
Societe Generale, Jr. Sub. Notes, 144A (France)	A1	5.922	%(c)	04/29/49		1,000	720,000
Swiss Bank Corp., Sub. Debs.	Aa3	7.75%		09/01/26		5,966	6,080,529
UBS Capital Jersey Ltd., Bank Gtd. Notes, MTN (Switzerland)	A1	7.152	%(c)	12/29/49	EUR	1,950	2,596,728
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243	%(c)	05/29/49		550	413,600
Wachovia Capital Trust III, Gtd. Notes	Ba3	5.80	%(c)	03/29/49		4,000	2,760,000
Wells Fargo & Co., Jr. Sub. Notes(a)	Ba3	7.98	%(c)	03/29/49		9,700	8,827,000

Wells Fargo Capital X, Gtd. Notes	A3	5.95%		12/15/36		2,000	1,735,000
Wells Fargo Capital XIII, Gtd. Notes	Ba3	7.70	%(c)	12/29/49		2,800	2,464,000
Wells Fargo Capital XV, Gtd. Notes	Ba3	9.75	%(c)	12/31/49		750	780,000

							89,202,157

Financial Services — 0.5%
Ferrovial CLN, MTN, Notes (United Kingdom)	Ba-	5.538%		04/06/11	GBP	388	431,196
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%		07/01/16		895	930,800
TNK-BP Finance SA, Gtd. Notes (Luxembourg)	Baa2	7.50%		07/18/16		500	490,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17		300	275,640
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%		07/18/16		800	778,000
Universal City Florida Holding Co. I/II, Sr. Notes	Caa2	5.233	%(c)	05/01/10		850	830,875

							3,736,511

Food — 0.8%
American Stores Co., Sr. Unsec’d. Notes	Ba3	7.90%		05/01/17		200	188,000
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.00%		06/01/26		1,775	1,597,500
American Stores Co., Sr. Unsec’d. Notes, MTN	Ba3	7.10%		03/20/28		100	79,250
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.50%		11/15/14		1,805	1,814,025
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	Ba3	8.00%		05/01/16		2,450	2,535,750

							6,214,525

Gaming — 0.8%
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	CCC-(d)	10.00%		12/15/18		2,327	1,849,965
MGM MIRAGE, Gtd. Notes	Caa2	7.50%		06/01/16		1,230	953,250
MGM MIRAGE, Sr. Sec’d. Notes, 144A	B1	10.375%		05/15/14		500	533,750
MGM MIRAGE, Sr. Sec’d. Notes, 144A	B1	11.125%		11/15/17		900	983,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage(a)	Ba3	6.625%		12/01/14		1,604	1,547,860

							5,868,075

Healthcare & Pharmaceuticals — 3.2%
DaVita, Inc., Gtd. Notes	B1	6.625%		03/15/13		375	371,250
HCA, Inc., Sec’d. Notes	B2	9.125%		11/15/14		6,450	6,659,625
HCA, Inc., Sec’d. Notes(a)	B2	9.25%		11/15/16		12,375	12,792,656
HCA, Inc., Sec’d. Notes, 144A	B2	9.875%		02/15/17		300	318,000
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%		11/15/16		2,081	2,164,240
HCA, Inc., Sr. Sec’d. Notes, 144A(a)	Ba3	8.50%		04/15/19		1,900	1,985,500

							24,291,271

Healthcare Products — 1.6%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17		660	702,900
Biomet, Inc., Gtd. Notes(a)	Caa1	11.625%		10/15/17		6,830	7,444,700
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%		10/15/17		3,635	3,862,187

							12,009,787

Healthcare Services — 0.4%
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15		3,125	3,203,125

Insurance — 4.7%
American International Group, Inc., Jr. Sub. Debs	Ba2	8.175	%(c)	05/15/58		1,050	630,000
American International Group, Inc., Jr. Sub. Notes	Ba2	8.625	%(c)	05/22/38	GBP	1,600	1,393,594
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15		800	592,829
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.375%		10/18/11		550	508,802
American International Group, Inc., Sr. Unsec’d. Notes	A3	8.25%		08/15/18		4,300	3,654,278
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.00%		09/20/11	EUR	2,550	3,489,663
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.95%		03/20/12		3,325	2,992,121
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.45%		05/18/17		2,875	2,084,059
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		1,100	796,409
MetLife Capital Trust X, Jr. Sub. Notes, 144A(a)	Baa1	9.25	%(c)	04/08/38		5,900	6,136,000
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.25%		06/15/39		12,000	13,759,788

							36,037,543

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba3	6.875%		12/01/13		300	279,750

Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)(a)	Ba3	8.00%		05/15/10		825	839,438
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)(a)	Ba3	8.75%		02/02/11		400	409,000

							1,528,188

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.75%		05/15/18		1,475	1,392,031

Machinery & Equipment — 0.1%
Chart Industries, Inc., Gtd. Notes	B3	9.125%		10/15/15		700	700,000

Media & Entertainment — 1.4%
Dex Media West LLC/Dex Media West Finance Co., Sr. Sub. Notes(i)	D(d)	9.875%		08/15/13		125	22,500
DirecTV Holdings LLC/DirecTV Financing Co., Gtd. Notes(a)	Ba2	8.375%		03/15/13		1,975	2,029,312
Lighthouse International Co. SA, Sr. Sec’d. Notes (Luxembourg)	B3	8.00%		04/30/14	EUR	1,325	1,260,317
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		3,245	3,195,806
UPC Holding BV, Sr. Notes, 144A (Netherlands)	B2	9.75%		04/15/18	EUR	650	961,883
Videotron Ltee, Gtd. Notes (Canada)	Ba2	9.125%		04/15/18		125	135,313
Videotron Ltee, Gtd. Notes, 144A (Canada)	BB-(d)	9.125%		04/15/18		1,000	1,087,710
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.50%		06/15/16		2,125	2,241,875

							10,934,716

Metals & Mining — 2.1%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		3,040	3,233,800
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	9.75%		05/15/14		4,025	4,427,500
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	10.25%		05/15/16		1,775	2,005,750
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)(a)	Ba2	10.75%		05/15/19		5,800	6,742,500

							16,409,550

Oil & Gas — 5.1%
Berry Petroleum Co., Sr. Unsec’d. Notes	B2	10.25%		06/01/14		955	1,019,462
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.25%		01/15/17	EUR	1,050	1,413,603
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16		100	94,750
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14		75	72,563
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18		4,950	4,677,750
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%		06/15/14		100	98,875
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.625%		07/15/13		50	49,688
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.50%		02/15/15		1,300	1,368,250
Continental Resources, Inc., Sr. Unsec’d. Notes, 144A(g)	B2	8.25%		10/01/19		125	128,438
Enterprise Products Operating LLC, Gtd. Notes(a)	Ba1	8.375	%(c)	08/01/66		7,325	6,848,875
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%		04/15/16		25	24,500
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18		1,875	1,870,312
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	7.875%		12/15/14		900	687,276
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	8.25%		12/15/14		2,610	2,027,996
Penn Virginia Corp., Sr. Notes	B2	10.375%		06/15/16		975	1,053,000
Quicksilver Resources, Inc., Gtd. Notes	B2	9.125%		08/15/19		3,800	3,781,000
Quicksilver Resources, Inc., Sr. Unsec’d. Notes(a)	B2	11.75%		01/01/16		1,450	1,598,625
Range Resources Corp., Gtd. Notes(a)	Ba3	7.25%		05/01/18		1,075	1,053,500
Range Resources Corp., Gtd. Notes	Ba3	7.50%		10/01/17		400	398,000
SandRidge Energy, Inc., Gtd. Notes	B3	3.915	%(c)	04/01/14		500	445,495
SandRidge Energy, Inc., Gtd. Notes, PIK(a)	B3	8.625%		04/01/15		6,775	6,715,719
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.50%		01/15/31		1,050	1,072,451
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.75%		06/15/31		1,000	1,048,578
Williams Partners LP/Williams Partners Finance Co., Sr. Unsec’d. Notes	Ba2	7.25%		02/01/17		1,100	1,080,982

							38,629,688

Oil & Gas Services — 0.7%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15		2,725	2,711,375
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)(a)	Ba3	7.75%		05/15/17		2,075	2,059,437

Cie Generale de Geophysique-Veritas, Sr. Notes, 144A (France)	Ba3	9.50%		05/15/16	500	528,750

						5,299,562

Paper & Forest Products — 2.1%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13	1,645	1,628,418
Georgia-Pacific LLC, Debs.	B2	7.25%		06/01/28	320	284,800
Georgia-Pacific LLC, Debs.	B2	7.70%		06/15/15	3,450	3,484,500
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.00%		01/15/15	2,325	2,290,125
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	8.25%		05/01/16	2,475	2,567,813
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.00%		01/15/24	2,500	2,475,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.875%		05/15/31	1,350	1,363,500
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15	150	132,000
Smurfit Kappa Treasury Funding Ltd., Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25	900	733,500
Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes	B2	9.125%		08/01/14	1,250	925,000

						15,884,656

Pipelines & Other — 3.4%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25%		05/20/15	550	536,250
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125%		05/20/16	3,225	3,096,000
Dynegy Roseton/Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	B2	7.27%		11/08/10	936	932,484
Dynegy Roseton/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	B2	7.67%		11/08/16	300	275,625
El Paso Corp., Notes	Ba3	7.80%		08/01/31	2,000	1,834,238
El Paso Corp., Notes(a)	Ba3	8.05%		10/15/30	900	831,852
El Paso Corp., Sr. Unsec’d. Notes	Ba3	6.95%		06/01/28	325	270,353
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17	575	563,500
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%		06/01/18	1,775	1,745,869
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.42%		02/15/37	500	428,987
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	7.875%		06/15/12	500	514,684
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	8.25%		02/15/16	2,700	2,767,500
El Paso Corp., Sr. Unsec’d. Notes	Ba3	9.625%		05/15/12	1,250	1,298,006
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%		01/05/16	5,735	5,491,263
Kinder Morgan, Inc., Sr. Unsec’d. Notes	Ba1	5.15%		03/01/15	3,700	3,524,250
SemGroup LP, Sr. Notes, 144A(i)	NR	8.75%		11/15/15	2,555	166,075
TransCanada Pipelines Ltd., Jr. Sub. Notes (Canada)	Baa1	6.35	%(c)	05/15/67	2,175	1,905,607

						26,182,543

Real Estate Investment Trusts — 0.6%
HCP, Inc., Sr. Unsec’d. Notes, MTN	Baa3	6.30%		09/15/16	625	601,403
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.50%		06/01/16	825	800,250
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.75%		04/01/17	2,570	2,518,600
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	7.125%		06/01/15	538	533,965

						4,454,218

Retail — 0.8%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14	585	556,481
Ferrellgas Partners LP, Sr. Unsec’d. Notes, 144A	Ba3	6.75%		05/01/14	700	665,875
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.95%		04/01/17	1,825	1,888,875
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.75%		06/15/26	1,550	1,379,500
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	8.00%		05/01/31	275	246,813
NPC International, Inc., Gtd. Notes	Caa1	9.50%		05/01/14	1,000	1,000,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	6.875%		12/15/13	132	130,515

						5,868,059

Semiconductors — 0.7%
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	8.875%		12/15/14	1,845	1,411,425
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125%		12/15/14	236	162,915

Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa3	8.00%		05/01/14		3,725	3,473,563

							5,047,903

Services Cyclical — Rental Equipment — 0.6%
United Rentals North America, Inc., Gtd. Notes(a)	B2	6.50%		02/15/12		4,225	4,235,563

Technology — 0.6%
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%		08/15/13		3,872	3,910,720
Sungard Data Systems, Inc., Gtd. Notes, 144A	Caa1	10.625%		05/15/15		525	556,500

							4,467,220

Telecommunications — 11.5%
Axtel SAB de CV, Sr. Unsec’d. Notes, 144A (Mexico)	Ba2	9.00%		09/22/19		5,300	5,439,125
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A(a)	Baa3	7.75%		05/01/17		1,150	1,190,250
Cincinnati Bell, Inc., Gtd. Notes(a)	Ba3	7.25%		07/15/13		605	614,075
Cricket Communications, Inc., Gtd. Notes	B3	9.375%		11/01/14		300	304,500
Cricket Communications, Inc., Gtd. Notes	B3	10.00%		07/15/15		425	436,688
Frontier Communications Corp., Debs.	Ba2	7.00%		11/01/25		850	724,625
Frontier Communications Corp., Debs.	Ba2	7.45%		07/01/35		500	400,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.625%		03/15/15		200	191,000
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	Ba2	7.125%		03/15/19		2,840	2,676,700
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.25%		05/01/14		1,000	1,030,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%		08/15/31		1,575	1,543,500
GeoEye, Inc., Sr. Sec’d. Notes, 144A(g)	B1	9.625%		10/01/15		800	810,000
Hawaiian Telcom Communications, Inc., Gtd. Notes(g)(i)	NR	9.75%		05/01/13		1,900	19,000
Intelsat Corp., Sr. Unsec’d. Notes	B3	9.25%		08/15/14		1,500	1,537,500
Intelsat Corp., Sr. Unsec’d. Notes	B3	9.25%		06/15/16		1,375	1,416,250
Intelsat Jackson Holdings Ltd., Gtd. Notes (Bermuda)	B3	9.50%		06/15/16		1,000	1,050,000
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B3	8.875%		01/15/15		300	305,250
Local Insight Regatta Holdings, Inc., Gtd. Notes	Caa3	11.00%		12/01/17		850	425,000
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes (Denmark)	B1	8.25%		05/01/16	EUR	500	768,263
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark)	B1	8.875%		05/01/16		710	734,850
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		1,170	1,170,000
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.25%		02/15/11		1,575	1,596,656
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14		2,475	2,444,063
Qwest Communications International, Inc., Gtd. Notes(a)	Ba3	7.50%		02/15/14		5,350	5,283,125
Qwest Communications International, Inc., Gtd. Notes, 144A(g)	Ba3	8.00%		10/01/15		1,000	998,750
Qwest Corp., Sr. Unsec’d. Notes	Ba1	3.549	%(c)	06/15/13		450	420,750
Qwest Corp., Sr. Unsec’d. Notes	Ba1	6.50%		06/01/17		500	470,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		925	772,375
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		03/15/12		2,000	2,105,000
Qwest Corp., Sr. Unsec’d. Notes, 144A	Ba1	8.375%		05/01/16		1,875	1,940,625
Sprint Capital Corp., Gtd. Notes(a)	Ba2	6.90%		05/01/19		11,275	10,091,125
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%		01/30/11		2,760	2,825,550
Sprint Capital Corp., Gtd. Notes	Ba2	8.375%		03/15/12		3,025	3,123,312
Sprint Capital Corp., Gtd. Notes	Ba2	8.75%		03/15/32		1,100	1,039,500
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba2	6.00%		12/01/16		2,790	2,490,075
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	8.375%		08/15/17		2,550	2,537,250
Telesat Canada/Telesat LLC, Sr. Sub. Notes	Caa1	12.50%		11/01/17		400	435,000
Telesat Canada/Telesat LLC, Sr. Unsec’d. Notes(a)	Caa1	11.00%		11/01/15		3,125	3,328,125
Time Warner Telecom holdings, Inc., Gtd. Notes	B2	9.25%		02/15/14		200	206,000
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B2	9.50%		08/15/16		1,400	1,473,500
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14		1,500	1,470,000
Wind Acquisition Finance SA, Sr. Notes, 144A (Luxembourg)	B2	11.75%		07/15/17		7,800	8,794,500
Wind Acquisition Finance SA, Sr. Sec’d. Notes (Luxembourg)	B2	9.75%		12/01/15	EUR	1,100	1,738,469
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg)	B2	10.75%		12/01/15		900	990,000
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16		6,375	6,518,437

Windstream Corp., Gtd. Notes, 144A(g)	Ba3	7.875%		11/01/17		2,200	2,189,000

							88,067,763

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes (Mexico)	B2	9.375%		05/01/12		1,150	1,167,250

TOTAL CORPORATE BONDS (cost $630,340,589)							660,625,360

FOREIGN GOVERNMENT BOND — 0.3%

Brazilian Government International Bond, Sr. Unsec’d. Notes (Brazil) (cost $2,373,410)	Baa3	12.50%		01/05/22	BRL	4,000	2,483,631

MUNICIPAL BOND — 0.8%

California
Oakland Unified School District Alameda County, General Obligation Unlimited (cost $5,800,000)	Baa1	9.50%		08/01/34		5,800	5,932,066

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.4%

Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	B2	4.247	%(c)	10/25/35		536	287,554
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	Baa3	0.646	%(c)	05/25/35		317	202,619
Banc of America Funding Corp., Series 2006-A, Class 3A2	CCC(d)	5.813	%(c)	02/20/36		867	451,386
Banc of America Funding Corp., Series 2006-B, Class 2A1	B3	5.525	%(c)	03/20/36		1,196	826,806
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1	Ba1	6.177	%(c)	09/25/36		11,073	9,354,734
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa1	4.76	%(c)	12/25/35		454	227,403
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1	NR	4.90	%(c)	10/25/35		942	743,829
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	CCC(d)	5.643	%(c)	10/25/35		228	102,426
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1	B3	1.901	%(c)	12/25/35		436	238,356
Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A9	Caa1	6.00%		01/25/37		184	120,776
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5	Caa2	0.475	%(c)	05/20/46		417	197,814
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1	B1	0.566	%(c)	03/25/35		151	68,332
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	A1	0.566	%(c)	03/25/35		929	508,419
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	A1	0.536	%(c)	04/25/35		851	458,788
Deutsche ALT-A Securities, Inc.,/Alternate Loan Trust, Series 2005-6, Class 1A3	Caa1	5.50%		12/25/35		708	542,880

Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A	Aa2	0.495	%(c)	03/19/45	88	47,198
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A	B3	0.485	%(c)	03/19/36	2,449	1,149,941
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A	B3	0.455	%(c)	11/19/36	335	167,148
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2B	Ca	0.495	%(c)	01/19/38	418	107,834
Indymac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2	CCC(d)	6.00%		07/25/37	1,900	753,261
JPMorgan Mortgage Trust, Series 2007-S3, Class 1A96	CCC(d)	6.00%		08/25/37	247	203,683
JPMorgan Mortgage Trust, Series 2007-S3, Class 1A97	CCC(d)	6.00%		08/25/37	905	746,837
MLCC Mortgage Investors, Inc., Series 2003-C, Class A2	Aaa	1.499	%(c)	06/25/28	4,471	3,921,563
MortgageIT Trust, Series 2005-1, Class 1A1	Aa1	0.566	%(c)	02/25/35	646	447,158
Prime Mortgage Trust, Series 2006-CL1, Class A1	B3	0.746	%(c)	02/25/35	72	41,269
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	Caa3	5.50	%(c)	02/25/36	1,686	919,442
Residential Accredit Loans, Inc., Series 2006-QO10, Class A1	Caa1	0.406	%(c)	01/25/37	1,971	897,085
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1	Baa1	0.556	%(c)	09/25/45	201	117,050
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	B2	0.506	%(c)	05/25/46	465	136,711
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	A3	0.366	%(c)	09/25/46	506	484,217
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2	CCC(d)	5.788	%(c)	10/25/36	600	420,226
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.565	%(c)	12/25/36	1,341	945,444

Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A5	Aaa	4.719	%(c)	07/25/34	209	205,694

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $24,052,190)						26,043,883

U.S. TREASURY OBLIGATION — 0.2%

U.S. Treasury Notes (cost $1,293,048)		1.00%		08/31/11	1,292	1,294,271

	Shares
COMMON STOCKS
Diversified Financial Services
Citigroup, Inc.	1	5

Mineral Resources
Zemex Minerals	368	4

TOTAL COMMON STOCKS (cost $2)		9

PREFERRED STOCK — 0.1%

Insurance — 0.1%
American International Group, Inc., 8.50%, CVT (cost $1,204,734)	84,575	976,841

	Units
WARRANTS*
Containers & Packaging
Pliant Corp., expiring 06/01/10(g)	5	—

Paper
MDP Acquisitions PLC, expiring 10/01/13, 144A(g)	900	36,148

TOTAL WARRANTS (cost $0)		36,148

TOTAL LONG-TERM INVESTMENTS (cost $718,749,022)		750,151,112

SHORT-TERM INVESTMENTS — 16.7%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 12.9%
Dryden Core Investment Fund — Taxable Money Market Series (cost $98,259,780; includes $96,567,198 of cash collateral for securities on loan)(b)(w)	98,259,780	98,259,780

	Principal
	Amount
	(000)#
REPURCHASE AGREEMENTS — 3.3%

JPMorgan Securities, Inc., 0.03%, dated 09/30/09, due 10/01/09 in the amount of $3,000,003 (cost $3,000,000; collateralized by $2,963,000 U.S.Treasury Inflationary Indexed Bonds, 2.75%, maturity date 02/28/13; the value of the collateral plus interest was $3,083,643)	$3,000	3,000,000
JPMorgan Securities, Inc., 0.04%, dated 09/30/09, due 10/01/09 in the amount of $13,400,015 (cost $13,400,000; collateralized by $13,467,000 Federal National Mortgage Association, 1.78%, maturity date 04/01/11; the value of the collateral plus interest was $13,676,958)	13,400	13,400,000

JPMorgan Securities, Inc., 0.04%, dated 09/30/09, due 10/01/09 in the amount of $9,200,010 (cost $9,200,000; collateralized by $9,258,000 Federal Home Loan Mortgage Corp., 1.72%, maturity date 04/27/11; the value of the collateral plus interest was $9,388,616)			9,200	9,200,000

TOTAL REPURCHASE AGREEMENTS (cost $25,600,000)				25,600,000

U.S. TREASURY OBLIGATIONS — 0.5%

U.S. Cash Management Bill(k)	0.19%	04/01/10	1,959	1,957,266
U.S. Treasury Bills	0.189%	03/25/10	1,124	1,123,126
U.S. Treasury Bills	0.242%	02/18/10	500	499,744
U.S. Treasury Bills	0.26%	02/25/10	280	279,843

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,859,322)				3,859,979

TOTAL SHORT-TERM INVESTMENTS (cost $127,719,102)				127,719,759

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 115.1% (cost $846,468,124)				877,870,871

		Contracts/
		Notional
		Amounts
	Counterparty	(000)#
OPTIONS WRITTEN*

Call Option
Interest Rate Swap Options,
expiring 11/23/09 @ 3.00%	Greenwich Capital Markets	10,000	(30,076)

Put Options
Interest Rate Swap Options,
expiring 11/23/09 @ 4.35%	Morgan Stanley & Co., Inc.	900	(1,673)
expiring 11/23/09 @ 4.35%	Merrill Lynch Capital Markets	3,400	(6,319)
expiring 11/23/09 @ 3.75%	Salomon Brothers	7,000	(3,684)
expiring 11/23/09 @ 3.75%	Barclays Capital Fixed, Inc.	17,000	(8,946)
expiring 06/15/10 @ 5.00%	Goldman Sachs	8,000	(24,997)
expiring 06/15/10 @ 5.00%	Barclays Capital Fixed, Inc.	18,000	(56,244)
expiring 06/15/10 @ 5.00%	BNP Peregrine Prime	10,000	(31,247)
expiring 06/15/10 @ 5.00%	Deutsche Bank	9,000	(28,122)
expiring 08/31/10 @ 5.50%	BT Alex Brown	17,000	(57,813)
expiring 11/23/09 @ 4.00%	Greenwich Capital Markets	20,000	(26,583)
expiring 11/23/09 @ 4.00%	BT Alex Brown	4,000	(5,317)
expiring 11/23/09 @ 4.00%	Morgan Stanley & Co., Inc.	7,000	(9,304)
expiring 11/23/09 @ 4.00%	Credit Suisse First Boston Corp.	8,000	(10,633)

			(270,882)

TOTAL OPTIONS WRITTEN (premiums received $1,268,184)			(300,958)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(o)—115.1% (cost $845,199,940)			877,569,913

Other liabilities in excess of other assets(x) — (15.1)%			(115,161,360)

NET ASSETS — 100.0%			$762,408,553

The following abbreviations are used in Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

BRL	Brazilian Real

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $94,282,980; cash collateral of $96,567,198 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(o)	As of September 30, 2009, 5 securities representing $22,520,894 and 3.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(p)	Subsequent to the period-end, the issuer has filed for bankruptcy.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at September 30, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2009	(Depreciation)
Long Positions:

12	90 Day Euro Dollar	Dec 09	$2,973,150	$2,988,900	$15,750
368	90 Day Euro Dollar	Sep 10	90,394,600	90,744,200	349,600
1,139	90 Day Euro Dollar	Dec 10	278,982,912	279,752,637	769,725
382	90 Day Euro Dollar	Mar 11	93,609,100	93,494,500	(114,600)
156	90 Day Sterling	Mar 11	30,173,920	30,297,737	123,817

					$1,144,292	(1)

(1)	Cash of $119,000 and U.S. Treasury Securities with an aggregate market value of $1,957,266 have been segregated to cover requirement for open future contracts as of September 30, 2009.
Forward foreign currency exchange contracts outstanding at September 30, 2009:

		Notional
		Amount		Value at Settlement	Current	Unrealized
Purchase Contracts	Counterparty	(000)		Date Payable	Value	Depreciation
Chinese Yuan,
Expiring 03/29/10	BT Alex Brown	CNY	10,926	$1,615,017	$1,599,460	$(15,557)
Expiring 03/29/10	Deutsche Bank	CNY	4,649	689,400	680,639	(8,761)

				$2,304,417	$2,280,099	$(24,318)

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)
British Pound,
Expiring 10/28/09	Barclays Capital Fixed, Inc.	GBP	8,300	$13,859,588	$13,262,938	$596,650
Expiring 10/28/09	HSBC	GBP	2,530	4,036,551	4,042,799	(6,248)
Euro,
Expiring 10/08/09	Barclays Capital Fixed, Inc.	EUR	6,013	8,610,641	8,799,117	(188,476)
Expiring 10/08/09	Barclays Capital Fixed, Inc.	EUR	5,028	7,202,635	7,357,718	(155,083)
Expiring 10/08/09	Barclays Capital Fixed, Inc.	EUR	2,446	3,563,821	3,579,351	(15,530)

				$37,273,236	$37,041,923	$231,313

Interest rate swap agreements outstanding at September 30, 2009:

							Upfront	Unrealized
		Notional Amount				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,300	10.15%	Brazilian interbank lending rate	$(81,562)	$(11,851)	$(69,711)
Barclays Bank PLC(1)	01/02/12	BRL	24,600	10.68%	Brazilian interbank lending rate	(337,977)	(13,574)	(324,403)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	36,600	10.12%	Brazilian interbank lending rate	(929,726)	(39,487)	(890,239)
Merrill Lynch & Co.(1)	01/02/12	BRL	2,000	14.77%	Brazilian interbank lending rate	85,012	10,436	74,576

						$(1,264,253)	$(54,476)	$(1,209,777)

(1)	Portfolio pays the floating rate and receives the fixed rate.
Credit default swap agreements outstanding at September 30, 2009:

						Upfront
		Notional Amount#		Reference Entity/	Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)(4)	Fixed Rate	Obligation	Value(3)	Paid (Received)	Appreciation
Credit default swaps on credit indices — Sell Protection(1)
Credit Suisse International	08/25/37	$2,000	0.09%	ABX.HE.AAA.07-1 Index	$(1,379,984)	$(1,398,639)	$18,655

					Implied Credit		Upfront	Unrealized
		Notional Amount#			Spread at	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(4)	Fixed Rate	Reference Entity/Obligation	September 30, 2009(5)	Value	Paid (Received)	(Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Credit Suisse International	03/20/14	$3,000	5.00%	AES Corp., 7.75%, due 03/01/14	4.869%	$18,670	$(246,940)	$265,610
Credit Suisse International	06/20/14	400	5.00%	AES Corp., 7.75%, due 03/01/14	4.909%	1,945	(22,566)	24,511
Morgan Stanley Capital Services, Inc.	06/20/14	1,700	5.00%	AES Corp., 7.75%, due 03/01/14	4.909%	8,267	(96,503)	104,770
Bank of America	09/20/11	600	5.00%	American International Group, Inc., 6.25%, due 05/01/36	8.220%	(33,344)	(130,208)	96,864
Goldman Sachs Capital Markets, L.P.	09/20/11	700	5.00%	American International Group, Inc., 6.25%, due 05/01/36	8.220%	(38,900)	(145,594)	106,694
Goldman Sachs Capital Markets, L.P.	09/20/14	300	5.00%	American International Group, Inc., 6.25%, due 05/01/36	7.896%	(31,735)	(41,798)	10,063
UBS AG	09/20/14	500	5.00%	American International Group, Inc., 6.25%, due 05/01/36	7.896%	(52,893)	(69,664)	16,771
Citigroup, Inc.	03/20/14	200	5.00%	Aramark Corp., 8.50%, due 02/01/15	5.881%	(6,017)	(4,762)	(1,255)
Bank of America	09/20/14	1,300	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.447%	(26,174)	(73,460)	47,286
Deutsche Bank AG	09/20/14	800	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.447%	(16,107)	(44,976)	28,869
Goldman Sachs Capital Markets, L.P.	06/20/14	2,000	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.419%	(35,985)	(106,190)	70,205
Goldman Sachs Capital Markets, L.P.	06/20/14	700	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.419%	(12,595)	(34,393)	21,798
Deutsche Bank AG	03/20/14	800	7.75%	Cemex SAB de CV, 9.625%, due 10/01/09	5.786%	20,093	—	20,093
Goldman Sachs Capital Markets, L.P.	09/20/10	600	7.05%	Cemex SAB de CV, 9.625%, due 10/01/09	5.786%	8,634	—	8,634
Goldman Sachs Capital Markets, L.P.	09/20/14	6,000	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	5.776%	(172,496)	(118,468)	(54,028)
Goldman Sachs Capital Markets, L.P.	03/20/14	500	5.00%	CHS/Community Health System, 8.875%, due 07/15/15	5.961%	(16,490)	(39,815)	23,325
Salomon Brothers	09/20/14	200	5.00%	CHS/Community Health System, 8.875%, due 07/15/15	6.140%	(8,520)	(17,749)	9,229
Goldman Sachs Capital Markets, L.P.	06/20/14	1,200	5.00%	Citi Group, 5.65%, due 02/13/17	28.395%	(440,745)	(158,948)	(281,797)
Citigroup, Inc.	09/20/14	1,500	5.00%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	8.843%	(199,938)	(203,835)	3,897
Goldman Sachs Capital Markets, L.P.	09/20/14	4,950	5.00%	El Paso Corp., 6.875%, due 06/15/14	5.893%	(164,653)	(463,300)	298,647
Barclays Bank PLC	09/20/10	2,900	0.83%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.645%	5,936	—	5,936
Barclays Bank PLC	06/20/14	1,300	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.939%	171,165	41,945	129,220
Citigroup, Inc.	03/20/14	1,800	3.25%	General Electric Capital Corp., 5.625%, due 09/15/17	1.927%	98,325	—	98,325
Deutsche Bank AG	06/20/14	3,600	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.939%	473,994	101,642	372,352
Deutsche Bank AG	06/20/14	3,600	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.939%	473,994	108,624	365,370
Deutsche Bank AG	06/20/14	100	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.939%	13,167	2,539	10,628
Deutsche Bank AG	06/20/14	2,200	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.939%	289,664	84,282	205,382
Merrill Lynch & Co.	03/20/12	3,575	5.00%	GMAC LLC, 6.875%, due 08/28/12	6.736%	(131,759)	(329,144)	197,385
Merrill Lynch & Co.	09/20/13	1,500	5.00%	GMAC LLC, 6.875%, due 08/28/12	6.852%	(87,932)	(299,080)	211,148
Credit Suisse International	06/20/14	500	5.00%	HCA Inc., 7.858%, due 11/16/12	3.722%	24,722	(38,875)	63,597
Goldman Sachs Capital Markets, L.P.	06/20/14	5,800	5.00%	NRG Energy, 7.25%, due 02/01/14	4.810%	50,580	(3,021)	53,601
Deutsche Bank AG	09/20/14	1,000	1.95%	Republic of Indonesia, 6.75%, due 03/10/14	1.846%	5,495	(108)	5,603
Morgan Stanley Capital Services, Inc.	09/20/14	1,000	1.98%	Republic of Indonesia, 6.75%, due 03/10/14	1.846%	6,856	(109)	6,965
Royal Bank of Scotland PLC	09/20/10	1,300	1.58%	Republic of Indonesia, 6.75%, due 03/10/14	1.014%	7,736	(200)	7,936
Goldman Sachs Capital Markets, L.P.	09/20/14	1,200	5.00%	RRI Energy Inc., 7.625%, due 06/15/14	8.086%	(121,565)	(192,915)	71,350
Goldman Sachs Capital Markets, L.P.	09/20/14	1,000	5.00%	RRI Energy Inc., 7.625%, due 06/15/14	8.086%	(101,304)	(175,878)	74,574
Citigroup, Inc.	09/20/14	900	5.00%	RRI Energy Inc., 7.875%, due 06/15/17	8.086%	(91,174)	(96,039)	4,865
Deutsche Bank AG	09/20/10	400	5.00%	RRI Energy Inc., 7.875%, due 06/15/17	8.086%	(40,522)	(57,043)	16,521
Deutsche Bank AG	09/20/14	400	5.00%	RRI Energy Inc., 7.875%, due 06/15/17	8.086%	(40,521)	(57,028)	16,507
Citigroup, Inc.	09/20/14	200	5.00%	Sanmina-SCI Corp., 8.125%, due 03/01/16	7.898%	(21,673)	(29,752)	8,079
Citigroup, Inc.	09/20/14	100	5.00%	Sanmina-SCI Corp., 8.125%, due 03/01/16	7.898%	(10,837)	(14,562)	3,725
Bank of America	12/20/10	1,200	5.00%	SLM Corp., 5.125%, due 08/27/12	10.926%	(77,289)	(117,758)	40,469
Barclays Bank PLC	09/20/11	100	5.00%	SLM Corp., 5.125%, due 08/27/12	9.990%	(8,290)	(6,148)	(2,142)
Barclays Bank PLC	09/20/11	2,675	5.00%	SLM Corp., 5.125%, due 08/27/12	9.990%	(221,771)	(171,538)	(50,233)
Barclays Bank PLC	09/20/14	2,700	5.00%	SLM Corp., 5.125%, due 08/27/12	8.845%	(353,215)	(314,682)	(38,533)
Deutsche Bank AG	06/20/10	900	5.00%	SLM Corp., 5.125%, due 08/27/12	11.459%	(38,688)	(36,917)	(1,771)
Deutsche Bank AG	06/20/12	900	5.00%	SLM Corp., 5.125%, due 08/27/12	9.519%	(88,459)	(105,130)	16,671
Deutsche Bank AG	06/20/13	250	5.00%	SLM Corp., 5.125%, due 08/27/12	9.134%	(28,651)	(29,689)	1,038
Deutsche Bank AG	09/20/14	200	5.00%	SLM Corp., 5.125%, due 08/27/12	8.845%	(26,164)	(21,400)	(4,764)
UBS AG	03/20/10	900	5.00%	SLM Corp., 5.125%, due 08/27/12	11.458%	(25,513)	(32,260)	6,747
Citigroup, Inc.	03/20/14	200	5.00%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	6.693%	(11,384)	(11,435)	51
Barclays Bank PLC	09/20/10	2,900	1.07%	United Mexican States, 7.50%, due 04/08/33	1.080%	565	—	565

						$(1,103,495)	$(3,820,848)	$2,717,353

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

						Upfront
		Notional Amount#			Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)(4)	Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)
Credit default swaps — Buy Protection (2)
Deutsche Bank AG	06/20/14	$1,410	5.00%	Dow Jones CDX HY-12 5Y Index	$83,075	$175,184	$(92,109)
Goldman Sachs Capital Markets, L.P.	06/20/14	13,700	1.00%	Dow Jones CDX IG-12 5Y Index	56,272	143,937	(87,665)

					$139,347	$319,121	$(179,774)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$5	$—	$4
Preferred Stocks	976,841	—	—
Warrants	—	36,148	—
Asset-Backed Securities	—	1,420,526	18,900,644
Bank Loans	—	26,033,049	—
Commerical Mortgage-Backed Securities	—	—	3,585,044
Convertible Bonds	—	2,784,438	35,202
Corporate Bonds	—	660,625,360	—
Foreign Government Bonds	—	2,483,631	—
Municipal Bonds	—	5,932,066	—
Residential Mortgage-Backed Securities	—	26,043,883	—
U.S. Treasury Obligations	—	5,154,250	—
Repurchase Agreement	—	25,600,000	—
Affiliated Money Market Mutual Fund	98,259,780	—	—
Written Options	—	(300,958)

	$99,236,626	$755,812,393	$22,520,894
Other Financial Instruments*	1,144,292	1,553,452	—

Total	$100,380,918	$757,365,845	$22,520,894

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Asset-Backed	Commercial	Convertible	Corporate
	Common Stocks	Security	Mortgage-Backed	Bond	Bond
Balance as of 12/31/08	$—	$—	$—	$75,663	$964,928
Accrued discounts/premiums	—	2,581	2,737	—	—
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	4	(17,304)	30,104	(40,461)	35,072
Net purchases (sales)	—	18,915,367	3,552,203	—	(1,000,000)
Transfers in and/or out of Level 3	—	—	—	—	—

Balance as of 9/30/09	$4	$18,900,644	$3,585,044	$35,202	$—

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2009 categorized by risk exposure:

Derivative Fair Value
at 9/30/09
Credit contracts	$2,556,234
Equity contracts	36,148
Foreign exchange contracts	206,995
Interest rate contracts	(366,443)

Total	$2,432,934

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.3%

AFFILIATED MUTUAL FUNDS — 92.3%

AST DeAM Large-Cap Value Portfolio	4,282,329	$32,288,763
AST Federated Aggressive Growth Portfolio	900,971	6,135,611
AST Goldman Sachs Mid-Cap Growth Portfolio*	8,376	35,012
AST International Growth Portfolio	2,480,324	24,257,564
AST International Value Portfolio	1,755,556	24,648,000
AST Jennison Large-Cap Growth Portfolio	134,762	1,342,234
AST Jennison Large-Cap Value Portfolio	143,269	1,426,963
AST Large-Cap Value Portfolio	4,327,350	49,245,246
AST Marsico Capital Growth Portfolio	2,047,894	31,230,388
AST MFS Growth Portfolio	3,793,460	30,613,224
AST Mid-Cap Value Portfolio	318,569	2,908,539
AST Money Market Portfolio	30,721,635	30,721,635
AST Neuberger Berman Mid-Cap Growth Portfolio*	170,428	2,651,866
AST PIMCO Total Return Bond Portfolio	6,420,615	74,607,548
AST Small-Cap Growth Portfolio	442,667	6,281,442
AST Small-Cap Value Portfolio	1,370,583	14,144,413
AST T. Rowe Price Large-Cap Growth Portfolio*	1,447,602	14,273,355
AST Western Asset Core Plus Bond Portfolio	1,864,451	18,439,421

TOTAL AFFILIATED MUTUAL FUNDS (cost $336,781,438)(w)		365,251,224

COMMON STOCKS — 9.0%

Exchange Traded Funds
iShares COMEX Gold Trust*	56,086	5,548,588
iShares MSCI Emerging Markets Index Fund	262,933	10,230,723
PowerShares Cleantech Portfolio	28,420	671,508
PowerShares QQQ Trust Series	406,029	17,154,725
Vanguard Emerging Markets	48,682	1,875,717

TOTAL COMMON STOCKS (cost $31,417,929)		35,481,261

TOTAL INVESTMENTS — 101.3% (cost $368,199,367)		400,732,485

Liabilities in excess of other assets — (1.3)%		(5,106,303)

NET ASSETS — 100.0%		$395,626,182

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$35,481,261	$—	$—
Affiliated Mutual Funds	365,251,224	—	—

	$400,732,485	$—	$—
Other Financial Instruments*	—	—	—

Total	$400,732,485	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.8%

AFFILIATED MUTUAL FUNDS — 92.4%

AST DeAM Large-Cap Value Portfolio	4,039,139	$30,455,109
AST Federated Aggressive Growth Portfolio	1,177,247	8,017,055
AST Goldman Sachs Mid-Cap Growth Portfolio*	6,925	28,946
AST International Growth Portfolio	3,238,949	31,676,920
AST International Value Portfolio	2,448,586	34,378,145
AST Jennison Large-Cap Growth Portfolio	120,532	1,200,501
AST Jennison Large-Cap Value Portfolio	124,628	1,241,298
AST Large-Cap Value Portfolio	4,079,415	46,423,746
AST Marsico Capital Growth Portfolio	1,889,737	28,818,483
AST MFS Growth Portfolio	3,498,384	28,231,961
AST Mid-Cap Value Portfolio	297,905	2,719,874
AST Money Market Portfolio	60,735,153	60,735,153
AST Neuberger Berman Mid-Cap Growth Portfolio*	157,203	2,446,083
AST PIMCO Total Return Bond Portfolio	15,895,019	184,700,122
AST Small-Cap Growth Portfolio	578,463	8,208,388
AST Small-Cap Value Portfolio	1,751,347	18,073,900
AST T. Rowe Price Large-Cap Growth Portfolio*	1,339,639	13,208,837
AST Western Asset Core Plus Bond Portfolio	4,590,610	45,401,137

TOTAL AFFILIATED MUTUAL FUNDS (cost $504,997,346)(w)		545,965,658

COMMON STOCKS — 8.4%

Exchange Traded Funds
iShares COMEX Gold Trust*	81,001	8,013,429
iShares MSCI Emerging Markets Index Fund	469,673	18,274,976
PowerShares Cleantech Portfolio	50,234	1,186,929
PowerShares QQQ Trust	429,767	18,157,656
Vanguard Emerging Markets	94,351	3,635,344

TOTAL COMMON STOCKS (cost $41,846,284)		49,268,334

TOTAL INVESTMENTS — 100.8% (cost $546,843,630)		595,233,992

Liabilities in excess of other assets — (0.8)%		(4,535,788)

NET ASSETS — 100.0%		$590,698,204

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$49,268,334	$—	$—
Affiliated Mutual Funds	545,965,658	—	—

	$595,233,992	$—	$—
Other Financial Instruments*	—	—	—

Total	$595,233,992	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%

COMMON STOCKS — 95.2%

Australia — 2.5%
BHP Billiton Ltd., ADR	168,889	$11,148,363
CSL Ltd.	402,890	11,872,769
Woolworths Ltd.	393,621	10,145,577
WorleyParsons Ltd.	413,034	10,773,337

		43,940,046

Belgium — 1.8%
Anheuser-Busch InBev NV	717,284	32,754,108

Brazil — 5.0%
Banco Itau Holding Financeira SA, ADR	464,075	9,351,111
BM&FBOVESPA SA	1,441,823	10,653,343
Cyrela Brazil Realty SA	253,300	3,315,662
Gafisa SA	449,200	6,795,304
OGX Petroleo e Gas Participacoes SA	5,800	4,429,555
Petroleo Brasileiro SA (PRFC Shares)	729,932	14,375,326
Petroleo Brasileiro SA, ADR	499,836	22,942,472
Redecard SA	159,700	2,469,058
Vale SA, ADR(a)	420,900	9,735,417
WEG SA	526,600	5,068,035

		89,135,283

Canada — 3.8%
Agnico-Eagle Mines Ltd.(a)	65,347	4,433,794
Brookfield Asset Management, Inc. (Class A Stock)(a)	552,491	12,547,071
Canadian National Railway Co.	369,094	18,081,915
Goldcorp, Inc.(a)	210,674	8,504,909
Research In Motion Ltd.*	132,807	8,971,113
Shoppers Drug Mart Corp.	206,422	8,471,660
Tim Hortons, Inc.	232,808	6,619,040

		67,629,502

Cayman Islands — 0.2%
Baidu, Inc., ADR*	10,711	4,188,537

China — 1.9%
China Life Insurance Co. Ltd. (Class H Stock)	3,035,000	13,240,635
China Railway Construction Corp. (Class H Stock)	8,054,500	10,672,242
Ctrip.com International Ltd., ADR*	66,100	3,886,019
Longtop Financial Technologies Ltd., ADR*(a)	99,600	2,834,616
Tencent Holdings Ltd.	169,100	2,744,465

		33,377,977

Denmark — 2.8%
Novo Nordisk A/S (Class B Stock)	312,246	19,549,710
Novozymes A/S (Class B Stock)	29,310	2,758,408
Vestas Wind Systems A/S*	395,954	28,624,072

		50,932,190

France — 4.7%
Accor SA	50,247	2,797,056
Alstom SA	380,702	27,782,733
BNP Paribas	105,163	8,402,452
Iliad SA	107,551	12,118,689
Schneider Electric SA	169,346	17,163,580
Vinci SA	295,282	16,705,108

		84,969,618

Germany — 3.7%
BASF SE	75,800	4,016,504
Daimler AG	364,484	18,350,609
E.ON AG	289,404	12,273,074
Hochtief AG	55,317	4,214,181
Infineon Technologies AG*	986,227	5,563,546
Metro AG	99,663	5,636,817
SAP AG	225,391	10,976,663
ThyssenKrupp AG	171,781	5,914,901

		66,946,295

Hong Kong — 4.5%
ASM Pacific Technology Ltd.	878,500	6,208,572
Cheung Kong Holdings Ltd.	863,000	10,910,355
China Overseas Land & Investment Ltd.	5,620,200	12,096,671
CNOOC Ltd.	12,633,100	17,031,772
Esprit Holdings Ltd.	1,084,000	7,263,424
Hang Lung Properties Ltd.	599,000	2,193,059
Li & Fung Ltd.	3,216,900	12,888,585
Li Ning Co. Ltd.	3,413,500	10,469,682
Sun Hung Kai Properties Ltd.	145,000	2,129,823

		81,191,943

India — 4.5%
Bharat Heavy Electricals Ltd.	280,194	13,495,037
Bharti Airtel Ltd.	1,692,697	14,683,792
Cairn India Ltd.*	1,525,851	8,256,953
HDFC Bank Ltd., ADR(a)	57,435	6,798,581
ICICI Bank Ltd., ADR(a)	286,679	11,054,342
Infosys Technologies Ltd.	469,199	22,394,454
Reliance Industries Ltd., GDR, 144A*(a)	36,150	3,308,997

		79,992,156

Indonesia — 0.6%
Bank Rakyat Indonesia	13,631,100	10,511,335

Ireland — 2.1%
CRH PLC	546,041	15,106,101
Experian PLC	1,007,403	8,476,598
Ryanair Holdings PLC, ADR*(a)	510,519	14,825,471

		38,408,170

Israel — 1.8%
Teva Pharmaceutical Industries Ltd., ADR(a)	646,508	32,687,444

Italy — 1.0%
Saipem SpA	596,613	17,967,536

Japan — 9.6%
Daikin Industries Ltd.	462,500	16,568,958
Daiwa Securities Group, Inc.	1,883,000	9,673,511
FamilyMart Co. Ltd.	88,900	2,858,501
Fast Retailing Co. Ltd.	73,300	9,258,360
Honda Motor Co. Ltd.	619,900	18,826,214
Jupiter Telecommunications Co. Ltd.	12,462	12,050,774
Keyence Corp.	77,400	16,490,252
Kurita Water Industries Ltd.	519,700	18,604,420
Marubeni Corp.	2,439,000	12,249,913

Mitsubishi Corp.	752,200	15,128,492
Mizuho Financial Group, Inc.	7,204,100	14,188,613
Sumco Corp.	145,600	3,296,589
Sumitomo Trust & Banking Co. Ltd. (The)	1,939,000	10,245,292
Terumo Corp.	241,800	13,261,409

		172,701,298

Mexico — 0.9%
Cemex SAB de CV, ADR*(a)	1,175,291	15,184,760

Netherlands — 1.1%
ASML Holding NV	269,753	7,934,376
Qaigen NV*	572,820	12,154,487

		20,088,863

Singapore — 3.0%
CapitaLand Ltd.	8,676,100	22,749,459
Noble Group Ltd.	9,519,100	16,418,398
Singapore Airlines Ltd.	303,000	2,955,350
Wilmar International Ltd.	2,803,100	12,486,633

		54,609,840

South Africa — 1.9%
MTN Group Ltd.	1,107,474	18,008,247
Naspers Ltd. (Class N Stock)	452,800	15,471,269

		33,479,516

Spain — 5.3%
Banco Bilbao Vizcaya Argentaria SA	666,796	11,835,980
Banco Santander SA	775,731	12,486,890
Gamesa Corp. Tecnologica SA	450,571	10,094,594
Iberdrola Renovables SA	1,818,710	8,942,381
Industria de Diseno Textil SA	303,747	17,428,471
Telefonica SA	1,225,720	33,819,584

		94,607,900

Sweden — 0.6%
Hennes & Mauritz AB (Class B Stock)	204,350	11,475,973

Switzerland — 10.5%
ABB Ltd.*	1,029,698	20,667,489
Actelion Ltd.*	303,486	18,845,242
Credit Suisse Group AG	977,607	54,243,368
GAM Holding Ltd.	310,826	15,521,804
Lonza Group AG	127,644	13,918,529
Nestle SA	495,870	21,130,579
Roche Holding AG	116,313	18,799,988
Sonova Holding AG	57,645	5,812,895
Zurich Financial Services AG	81,105	19,292,080

		188,231,974

Taiwan — 3.1%
Hon Hai Precision Industry Co. Ltd.	2,380,270	9,504,546
MediaTek, Inc.	741,286	12,320,922
Siliconware Precision Industries Co.	5,829,000	8,201,914
Taiwan Semiconductor Manufacturing Co. Ltd.	5,726,184	11,332,121
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	1,267,610	13,893,006

		55,252,509

Turkey — 0.5%
Turkiye Garanti Bankasi A/S	2,539,228	9,581,992

United Kingdom — 16.2%
AMEC PLC	700,794	8,455,850
Amlin PLC	1,036,473	6,352,480
Autonomy Corp. PLC*	882,570	22,976,835
Barclays PLC*	3,130,249	18,509,751
BG Group PLC	1,332,588	23,149,702
BP PLC	919,833	8,129,318
British Sky Broadcasting Group PLC	2,367,621	21,624,615
Capita Group PLC (The)	907,626	10,480,084
HSBC Holdings PLC (XHKG)	1,724,800	19,747,953
HSBC Holdings PLC (XLON)	1,548,834	17,723,025
Petrofac Ltd.	627,211	9,898,531
Reckitt Benckiser Group PLC	531,834	25,991,632
Rolls-Royce Group PLC*	2,479,041	18,652,632
Rotork PLC	336,455	6,081,484
Standard Chartered PLC	891,957	21,981,041
Tesco PLC	869,916	5,555,495
Tullow Oil PLC	953,494	17,188,858
Vedanta Resources PLC	532,195	16,177,122
Vodafone Group PLC	5,115,005	11,460,776

		290,137,184

United States — 1.6%
NII Holdings, Inc.*	230,943	6,923,671
Transocean Ltd.*	257,043	21,984,888

		28,908,559

TOTAL COMMON STOCKS (cost $1,442,235,877)		1,708,892,508

RIGHTS(m)*

Banks
BNP Paribas, expiring 10/13/09 (cost $0)	105,163	227,759

TOTAL LONG-TERM INVESTMENTS (cost $1,442,235,877)		1,709,120,267

SHORT-TERM INVESTMENT — 8.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $158,377,811; includes $65,915,192 of cash collateral for securities on loan)(b)(w)	158,377,811	158,377,811

TOTAL INVESTMENTS(o) — 104.0% (cost $1,600,613,688)		1,867,498,078

Liabilities in excess of other assets(x) — (4.0)%		(71,642,015)

NET ASSETS — 100.0%		$1,795,856,063

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PRFC	Preference Shares

XHKG	Hong Kong Stock Exchange

XLON	London Stock Exchange

EUR	Euro

GBP	British Pound

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $63,248,956; cash collateral of $65,915,192 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.

(o)	As of September 30, 2009, 43 securities representing $498,401,133 and 27.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:
Forward foreign currency exchange contracts outstanding at September 30, 2009:

			Notional			Unrealized
			Amount	Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)(1)
British Pound,
Expiring 10/14/09	Bank of New York	GBP	5,733	$9,495,855	$9,161,630	$(334,225)
Expiring 10/15/09	Bank of New York	GBP	5,735	9,502,035	9,165,441	(336,594)
Euro,
Expiring 10/13/09	Bank of New York	EUR	11,162	16,199,968	16,333,841	133,873

				$35,197,858	$34,660,912	$(536,946)

			Notional			Unrealized
			Amount	Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date Receivable	Value	(Depreciation)(1)
British Pound,
Expiring 10/14/09	Northern Trust	GBP	5,733	$9,756,534	$9,161,630	$594,904
Expiring 10/15/09	Bank of New York	GBP	5,735	9,607,960	9,165,441	442,519
Euro,
Expiring 10/13/09	Merrill Lynch Pierce Smith	EUR	11,162	15,927,171	16,333,841	(406,670)

				$35,291,665	$34,660,912	$630,753

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks:
Australia	$11,148,363	$32,791,683	$—
Belgium	32,754,108	—	—
Brazil	89,135,283	—	—
Canada	67,629,502	—	—
Cayman Islands	4,188,537	—	—
China	6,720,635	26,657,342	—
Denmark	50,932,190	—	—
France	84,969,618	—	—
Germany	66,946,295	—	—
Hong Kong	—	81,191,943	—
India	21,161,920	58,830,236	—
Indonesia	—	10,511,335	—
Ireland	38,408,170	—	—
Israel	32,687,444	—	—
Italy	17,967,536	—	—
Japan	—	172,701,298	—
Mexico	15,184,760	—	—
Netherlands	20,088,863	—	—
Singapore	—	54,609,840	—
South Africa	33,479,516	—	—
Spain	94,607,900	—	—
Sweden	11,475,973	—	—
Switzerland	188,231,974	—	—
Taiwan	13,893,006	41,359,503	—
Turkey	9,581,992	—	—
United Kingdom	270,389,231	19,747,953	—
United States	28,908,559	—	—
Rights	227,759	—	—
Affiliated Money Market Mutual Fund	158,377,811	—	—

	$1,369,096,945	$498,401,133	$—
Other Financial Instruments*	—	93,807	—

Total	$1,369,096,945	$498,494,940	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/08	$3,355,255
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(3,355,255)
Balance as of 9/30/09	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2009 were as follows:

Financial Services	14.2%
Oil, Gas & Consumable Fuels	10.9
Affiliated Money Market Mutual Fund (3.7% represents investments purchased with collateral from securities on loan)	8.8
Pharmaceuticals	5.6
Computers	5.0
Electronic Components	4.9
Construction	3.9
Real Estate Operation & Development	3.7
Telecommunications	2.7
Semiconductors	2.7
Foods	2.4
Insurance	2.2
Metals & Mining	2.1
Automobile Manufacturers	2.1
Building Materials	2.0
Commercial Banks	1.9
Retail & Merchandising	1.9
Machinery	1.8
Beverages	1.8
Banks	1.8
Media	1.6
Consumer Products & Services	1.4
Broadcasting	1.2
Utilities	1.2
Industrial Products	1.0
Wireless Telecommunication Services	1.0
Diversified Resources	1.0
Investment Firms	1.0
Chemicals	1.0
Airlines	0.9
Holding Companies — Diversified	0.9
Biotechnology	0.8
Healthcare Products	0.7
Distribution/Wholesale	0.7
Agriculture	0.7
Conglomerates	0.7
Entertainment & Leisure	0.6
Mineral Resources	0.6
Commercial Services	0.6
Apparel	0.6
Equipment Services	0.6
Specialty Retail	0.6
Clothing & Apparel	0.5
Internet Software & Services	0.4
Instruments — Controls	0.3
Steel Producers/Products	0.3
Medical Products	0.3
Business Services	0.2
Hotels, Restaurants & Leisure	0.2

104.0
Liabilities in excess of other assets	(4.0)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.4%

COMMON STOCKS — 94.4%

Australia — 3.9%
Amcor Ltd.	1,017,900	$4,905,453
AWB Ltd.	1,580,200	1,774,161
BHP Billiton Ltd.	444,706	14,666,634
BlueScope Steel Ltd.	420,300	1,081,638
Challenger Financial Services Group Ltd.	874,929	2,617,866
Downer EDI Ltd.	613,100	4,403,888
Goodman Fielder Ltd.	1,859,600	2,731,810
Healthscope Ltd.	554,853	2,342,915
Macquarie Group Ltd.	100,700	5,199,175
Metcash Ltd.	561,357	2,225,363
Pacific Brands Ltd.*	838,600	884,414
Qantas Airways Ltd.	1,176,500	2,955,385
Tabcorp Holdings Ltd.	356,700	2,241,697
Telstra Corp. Ltd.	1,257,100	3,620,389

		51,650,788

Austria — 0.1%
Voestalpine AG	35,200	1,256,333

Belgium — 0.7%
AGFA-Gevaert NV*	142,500	784,067
Delhaize Group SA	62,100	4,311,086
Solvay SA	39,800	4,132,244

		9,227,397

Bermuda — 0.5%
Noble Group Ltd.	2,488,000	4,291,265
Orient Overseas International Ltd.	119,307	606,949
Willis Group Holdings Ltd.	64,700	1,825,834

		6,724,048

Brazil — 3.2%
BM&F BOVESPA SA	1,357,500	10,030,297
Companhia Brasileira de Meios de Pagamento	637,600	6,316,257
Empresa Brasileira de Aeronautica SA, ADR*	257,300	5,902,462
Natura Cosmeticos SA	206,600	3,714,275
Petroleo Brasileiro SA, ADR	347,000	15,927,300

		41,890,591

Canada — 3.7%
Canadian National Railway Co.	277,500	13,667,001
Canadian Natural Resources Ltd.	209,200	14,127,082
Potash Corp. of Saskatchewan, Inc.	89,800	8,112,532
Rogers Communications, Inc. (Class B Stock)	451,100	12,736,892

		48,643,507

Cayman Islands — 0.7%
Baidu, Inc., ADR*	14,500	5,670,225
Chaoda Modern Agriculture Holdings Ltd.	1,734,602	1,043,786
Kingboard Chemical Holdings Ltd.	818,000	3,095,099

		9,809,110

China — 2.5%
China Merchants Bank Co. Ltd. (Class H Stock)	5,375,718	11,931,736
Industrial & Commercial Bank of China Ltd. (Class H Stock)	25,766,240	19,324,173
Sinopharm Group Co.*	878,400	2,226,021

		33,481,930

Denmark — 2.8%
Danske Bank A/S*	90,200	2,362,695
H. Lundbeck A/S	80,000	1,659,115
Novo Nordisk A/S (Class B Stock)	299,500	18,751,683
Vestas Wind Systems A/S*	194,261	14,043,401

		36,816,894

Finland — 1.9%
Fortum Oyj	298,307	7,648,002
Nokia Oyj	830,936	12,220,362
Pohjola Bank PLC	50,800	579,841
Rautaruukki Oyj	32,000	767,970
TietoEnator Oyj	98,000	1,950,363
Wartsila Oyj	57,000	2,283,804

		25,450,342

France — 9.9%
Air Liquide SA	115,802	13,175,494
AXA SA	886,737	24,005,845
BNP Paribas	255,471	20,411,959
Cap Gemini SA	33,100	1,733,807
Ciments Francais SA	10,600	1,190,515
Credit Agricole SA	121,000	2,528,506
France Telecom SA	100,800	2,685,355
Lafarge SA	132,220	11,831,616
Lagardere SCA	27,300	1,271,598
LVMH Moet Hennessy Louis Vuitton SA	170,367	17,134,927
Rallye SA	74,400	2,645,089
Safran SA	143,100	2,681,450
Sanofi-Aventis SA	135,400	9,936,651
SCOR SE	88,500	2,419,193
SEB SA	41,700	2,214,184
Societe Generale	26,100	2,100,650
Thales SA	51,800	2,569,685
Total SA	64,600	3,838,508
Vivendi	204,100	6,315,404

		130,690,436

Germany — 8.0%
Allianz SE	17,800	2,223,698
Aurubis AG	39,658	1,652,804
BASF SE	82,300	4,360,927
Daimler AG	32,700	1,646,341
Deutsche Bank AG	205,500	15,771,259
Deutsche Boerse AG	88,020	7,193,744
Deutsche Lufthansa AG	80,500	1,426,561
E.ON AG	490,223	20,789,427
Fresenius Medical Care AG & Co. KGaA	237,200	11,812,099
Hannover Rueckversicherung AG*	28,800	1,320,393
MTU Aero Engines Holding AG	65,900	3,120,645
Muenchener Rueckversicherungs AG	27,100	4,323,801
RWE AG	25,500	2,368,422
SAP AG	398,970	19,430,054

Suedzucker AG	54,000	1,094,445
ThyssenKrupp AG	161,600	5,564,341
Tognum AG	132,900	2,271,529

		106,370,490

Greece — 1.7%
Alpha Bank A.E.*	60,100	1,108,142
Mytilineos Holdings SA	30,000	254,186
National Bank of Greece SA*	573,071	20,545,890

		21,908,218

Guernsey — 0.7%
Amdocs Ltd.*	355,000	9,542,400

Hong Kong — 2.0%
CNOOC Ltd.	6,708,581	9,044,417
Hong Kong Exchanges and Clearing Ltd.	947,158	17,088,138

		26,132,555

Ireland — 0.3%
Covidien PLC	62,700	2,712,402
Irish Life & Permanent PLC*	206,800	1,700,738

		4,413,140

Israel — 1.7%
Teva Pharmaceutical Industries Ltd., ADR	436,474	22,068,125

Italy — 1.7%
Banco Popolare SC*	87,100	835,490
Enel SpA	251,700	1,597,619
ENI SpA	192,000	4,798,876
Finmeccanica SpA	189,900	3,356,930
Fondiaria-SAI SpA	47,400	996,748
Indesit Co. SpA*	99,900	995,550
Intesa Sanpaolo SpA*	1,606,983	7,107,683
Telecom Italia SpA	1,897,100	3,328,587

		23,017,483

Japan — 13.2%
Alpine Electronics, Inc.*	57,400	536,451
Alps Electric Co. Ltd.*	14,900	85,641
Aoyama Trading Co. Ltd.	144,900	2,479,898
Astellas Pharma, Inc.	144,600	5,929,151
Circle K Sunkus Co. Ltd.	124,400	1,876,616
Comsys Holdings Corp	239,800	2,622,859
Cosmo Oil Co. Ltd.	702,000	1,949,267
Fanuc Ltd.	115,990	10,359,181
Fuji Fire & Marine Insurance Co. Ltd. (The)*	282,000	331,885
Fukuoka Financial Group, Inc.	831,000	3,439,551
Fuyo General Lease Co. Ltd.	72,800	1,632,668
Hitachi Capital Corp.	179,000	2,187,092
Hitachi Information Systems Ltd.	73,600	2,368,019
Honda Motor Co. Ltd.	35,200	1,069,016
Itochu Techno-Solutions Corp.	106,300	3,266,361
Kddi Corp.	700	3,938,223
Keihin Corp.	135,000	2,230,921
Keiyo Bank Ltd. (The)	75,000	382,533
Komatsu Ltd.	987,242	18,423,300
Konami Corp.	43,400	882,129
Kyoei Steel Ltd.	82,500	1,972,640
Kyowa Exeo Corp.	184,600	1,807,158
Marubeni Corp.	653,000	3,279,702
Miraca Holdings, Inc.	93,900	3,063,006
Mitsubishi Corp.	119,600	2,405,434
Mitsubishi Tanabe Pharma Corp.	186,000	2,474,470
Mitsubishi UFJ Financial Group, Inc.	2,622,400	14,014,485
Mitsui & Co. Ltd.	158,000	2,055,532
Mitsui Mining & Smelting Co. Ltd.*	475,000	1,212,661
Namco Bandai Holdings, Inc.	184,200	1,881,764
Nifco, Inc.	72,900	1,452,753
Nintendo Co. Ltd.	23,988	6,117,189
Nippon Express Co. Ltd.	501,000	2,033,554
Nippon Light Metal Co. Ltd.*	958,000	989,504
Nippon Oil Corp.	717,900	4,017,077
Nippon Shokubai Co. Ltd.	329,000	2,909,687
Nippon Telegraph & Telephone Corp.	110,200	5,085,931
Nissan Motor Co. Ltd.*	240,700	1,622,041
NTT DoCoMo, Inc.	2,900	4,619,055
Omron Corp.	9,800	184,132
Onward Holdings Co. Ltd.	144,000	1,068,436
Ricoh Co. Ltd.	108,000	1,568,641
Sankyo Co. Ltd.	39,100	2,440,624
Sankyu, Inc.	421,000	1,814,293
Sanwa Holdings Corp.	437,000	1,500,893
Seino Holdings Corp.	235,000	2,031,526
Shimachu Co., Ltd.	79,100	2,069,052
Shizuoka Gas Co. Ltd.	31,500	242,985
Sumitomo Corp.	344,100	3,530,367
Sumitomo Electric Industries Ltd.	134,600	1,757,567
Sumitomo Mitsui Financial Group, Inc.	78,400	2,717,524
Takeda Pharmaceutical Co. Ltd.	136,200	5,665,407
Takefuji Corp.	194,800	683,190
Tokai Tokyo Financial Holdings	58,000	181,933
Toppan Forms Co. Ltd.	120,600	1,650,634
Toyota Motor Corp.	386,500	15,371,303
UNY Co. Ltd.	141,000	1,051,742
Yokohama Rubber Co. Ltd. (The)	200	979
Zeon Corp.	7,000	32,001

		174,567,634

Liechtenstein
Verwaltungs und Privat Bank AG	4,600	536,215

Mexico — 2.0%
America Movil SAB de CV (Class L Stock), ADR	214,800	9,414,684
Southern Copper Corp.	179,800	5,518,062
Wal-Mart de Mexico SAB de CV (Class V Stock)	3,498,300	12,130,136

		27,062,882

Netherlands — 1.9%
Aegon NV*	155,700	1,321,727
CSM NV	88,209	2,226,652
ING Groep NV, ADR*	127,500	2,276,253
Koninklijke DSM NV	71,300	2,978,833
Koninklijke Philips Electronics NV	147,300	3,586,795
OCE NV*	126,300	817,653
Schlumberger Ltd.	190,859	11,375,196

		24,583,109

New Zealand — 0.1%
Air New Zealand Ltd.	1,857,800	1,620,567

Norway — 0.4%
DnB NOR ASA*	243,000	2,814,477
Norsk Hydro ASA*	91,500	608,934
StatoilHydro ASA	73,000	1,641,713

		5,065,124

Portugal — 0.4%
Banco Espirito Santo SA	90,092	639,409
Portugal Telecom SGPS SA	408,900	4,329,184

		4,968,593

Singapore — 0.3%
MobileOne Ltd.	459,090	576,212
Singapore Airlines Ltd.	169,000	1,648,363
Singapore Airport Terminal Services Ltd.	123,370	197,318
Venture Corp. Ltd.	341,000	2,168,542

		4,590,435

Spain — 3.6%
Banco Bilbao Vizcaya Argentaria SA	417,800	7,416,170
Banco de Sabadell SA	471,400	3,487,074
Banco Santander SA	574,600	9,249,298
Endesa SA	59,300	1,959,427
Repsol YPF SA	180,700	4,915,730
Telefonica SA	751,957	20,747,701

		47,775,400

Sweden — 2.0%
Electrolux AB (Class B Stock)*	73,100	1,672,481
Hennes & Mauritz AB (Class B Stock)	278,234	15,625,182
Svenska Cellulosa AB SCA (Class B Stock)	240,300	3,257,382
Svenska Handelsbanken AB (Class A Stock)	222,700	5,686,215

		26,241,260

Switzerland — 7.3%
Baloise Holding AG	40,300	3,849,947
Clariant AG*	262,000	2,384,117
Credit Suisse Group AG	74,100	4,111,502
GAM Holding Ltd.	244,386	12,203,971
Georg Fischer AG	3,900	1,022,701
Logitech International SA*	381,530	6,954,648
Nestle SA	351,575	14,981,716
Novartis AG	431,657	21,597,429
Rieter Holding AG*	5,000	1,132,394
Roche Holding AG	77,387	12,508,272
Swiss Reinsurance Co.	63,611	2,871,488
Swisscom AG	14,500	5,187,566
Synthes, Inc.	16,200	1,952,504
Zurich Financial Services AG	24,600	5,851,491

		96,609,746

Turkey — 0.6%
Turkcell Iletisim Hizmet A/S	1,184,058	8,457,557

United Kingdom — 16.6%
ARM Holdings PLC	3,305,819	7,586,710
AstraZeneca PLC	210,600	9,437,486
Aviva PLC	444,000	3,179,639
Barclays PLC*	2,238,300	13,235,489
Beazley PLC	773,447	1,458,588
BP PLC	1,717,500	15,178,954
Brit Insurance Holdings PLC	459,500	1,497,348
British American Tobacco PLC	404,325	12,684,427
British Sky Broadcasting Group PLC	1,161,363	10,607,284
Britvic PLC	255,200	1,437,672
BT Group PLC	1,472,300	3,058,860
Carnival PLC	426,162	14,520,510
Centrica PLC	309,800	1,245,696
Dairy Crest Group PLC	336,900	2,064,840
Davis Service Group PLC	378,900	2,428,831
Drax Group PLC	175,300	1,320,941
DS Smith PLC	528,500	906,285
GKN PLC*	468,500	851,314
GlaxoSmithKline PLC	207,200	4,071,348
Go-Ahead Group PLC	67,088	1,520,341
Greene King PLC	174,200	1,173,453
IMI PLC	443,200	3,170,369
Kingfisher PLC	3,080,900	10,482,702
Legal & General Group PLC	2,500,800	3,509,081
Lloyds Banking Group PLC*	1,015,960	1,683,741
Marston’s PLC	836,690	1,301,729
Meggitt PLC	361,651	1,347,261
Old Mutual PLC*	1,404,100	2,243,975
Pearson PLC	572,520	7,054,480
Premier Foods PLC*	854,149	573,328
Reckitt Benckiser Group PLC	317,629	15,523,069
Royal & Sun Alliance Insurance Group PLC	528,000	1,129,042
Royal Dutch Shell PLC (Class B Stock)	493,100	13,680,586
SABMiller PLC	393,106	9,480,230
Smith & Nephew PLC	767,718	6,876,973
Spectris PLC	245,700	2,774,197
Standard Chartered PLC	693,267	17,084,602
Tate & Lyle PLC	449,200	3,035,251
Thomas Cook Group PLC	973,400	3,613,770
Tomkins PLC	547,600	1,650,536
TT Electronics PLC	87,300	90,687
Vodafone Group PLC	2,021,000	4,528,291

		220,299,916

TOTAL COMMON STOCKS (cost $1,265,378,887)		1,251,472,225

	Units
RIGHTS(m)*

Belgium
Fortis, expiring 03/09/14	88,600	—

France
BNP Paribas, expiring 10/13/09	255,471	553,291

TOTAL RIGHTS (cost $0)		553,291

TOTAL LONG-TERM INVESTMENTS (cost $1,265,378,887)		1,252,025,516

Shares
SHORT-TERM INVESTMENT — 5.1%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund — Taxable Money Market Series (cost $67,278,971)(w)	67,278,971	67,278,971

TOTAL INVESTMENTS(o) — 99.5% (cost $1,332,657,858)	1,319,304,487

Other assets in excess of liabilities(x) — 0.5%	7,177,590

NET ASSETS — 100.0%	$1,326,482,077

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MXN	Mexican Peso

*	Non-income producing security.

(m)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2009.

(o)	As of September 30, 2009, 86 securities representing $283,483,684 and 21.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2009:

			Notional
			Amount	Value at Settlement	Current	Unrealized
Purchase Contract	Counterparty		(000)	Date Payable	Value	Appreciation(1)
Mexican Peso,
Expiring 11/30/09	State Street	MXN	8,740	$640,781	$642,052	$1,271

			Notional			Unrealized
			Amount	Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date Receivable	Value	(Depreciation)(1)
Mexican Peso,
Expiring 11/30/09	State Street	MXN	191,014	$14,148,661	$14,032,155	$116,506
Expiring 11/30/09	State Street	MXN	74,256	5,439,745	5,454,950	(15,205)

				$19,588,406	$19,487,105	$101,301

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks:
Australia	$—	$51,650,788	$—
Austria	1,256,333	—	—
Belgium	9,227,397	—	—
Bermuda	1,825,834	4,898,214	—
Brazil	41,890,591	—	—
Canada	48,643,507	—	—
Cayman Islands	5,670,225	4,138,885	—
China	2,226,021	31,255,909	—
Denmark	36,816,894	—	—
Finland	25,450,342	—	—
France	130,690,436	—	—
Germany	106,370,490	—	—
Greece	21,908,218	—	—
Guernsey	9,542,400	—	—
Hong Kong	—	26,132,555	—
Ireland	4,413,140	—	—
Israel	22,068,125	—	—
Italy	23,017,483	—	—
Japan	15,371,303	159,196,331	—
Liechtenstein	536,215	—
Mexico	27,062,882	—	—
Netherlands	24,583,109	—	—
New Zealand	—	1,620,567	—
Norway	5,065,124	—	—
Portugal	4,968,593	—	—
Singapore	—	4,590,435	—
Spain	47,775,400	—	—
Sweden	26,241,260	—	—
Switzerland	96,609,746	—	—
Turkey	8,457,557	—	—
United Kingdom	220,299,916	—	—
Rights:
Belgium	—	—	—	**
France	553,291	—	—
Affiliated Money Market Mutual Fund	67,278,971	—	—

	$1,035,820,803	$283,483,684	$—
Other Financial Instruments*	—	102,572	—

Total	$1,035,820,803	$283,586,256	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	As of December 31, 2008 and September 30, 2009, the Portfolio had one level 3 security with fair value of $0.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/08	$4,548,738
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(68,540)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(4,480,198)
Balance as of 9/30/09	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2009 were as follows:

Banks	14.4%
Pharmaceuticals	8.9
Telecommunications	8.4
Oil & Gas	7.6
Affiliated Money Market Mutual Fund	5.1
Insurance	5.0
Diversified Financial Services	4.6
Retail	3.8
Chemicals	3.0
Electric	2.6
Machinery & Equipment	2.5
Foods	2.4
Media	1.9
Mining	1.8
Holding Companies — Diversified	1.7
Transportation	1.7
Software	1.6
Automobile Manufacturers	1.5
Leisure Time	1.4
Aerospace/Defense	1.3
Household Products / Wares	1.3
Agriculture	1.2
Computers	1.1
Building Materials	1.1
Healthcare Services	1.1
Electronic Components & Equipment	1.1
Beverages	0.9
Healthcare Products	0.9
Distribution/Wholesale	0.9
Iron / Steel	0.9
Commercial Services	0.8
Electronics	0.7
Engineering/Construction	0.6
Toys	0.6
Miscellaneous Manufacturing	0.6
Semiconductors	0.6
Auto Parts & Equipment	0.6
Airlines	0.5
Internet	0.4
Home Furnishings	0.4
Containers & Packaging	0.4
Entertainment	0.4
Paper & Forest Products	0.4
Cosmetics/Personal Care	0.3
Office Equipment	0.2
Metal Fabricate/Hardware	0.1
Gas	0.1
Apparel	0.1
99.5
Other assets in excess of liabilities	0.5

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Moody’s			Principal Amount
	Ratings†	Interest Rate	Maturity Date	(000)#	Value
LONG-TERM INVESTMENTS — 96.4%

ASSET-BACKED SECURITIES — 6.0%

BA Credit Card Trust, Ser. 2006-A7, Class A7(a)	AAA(b)	0.283%	12/15/16	$3,100	$2,953,536
Bank of America Credit Card Trust, Ser. 2006-A6, Class A6(a)	AAA(b)	0.273%	11/15/13	1,100	1,085,090
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.043%	02/15/17	3,000	2,720,941
Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A3B(a)	Aaa	0.253%	04/15/11	2,867	2,865,280
Capital Auto Receivables Asset Trust, Ser. 2007-3, Class A3A	Aaa	5.020%	09/15/11	1,113	1,134,115
Capital Auto Receivables Asset Trust, Ser. 2008-1, Class A2B(a)	Aaa	0.943%	09/15/10	317	316,732
Capital Auto Receivables Asset Trust, Ser. 2008-2, Class A2A	Aaa	3.740%	03/15/11	195	196,190
Capital Auto Receivables Asset Trust, Ser. 2008-2, Class A2B(a)	Aaa	1.163%	03/15/11	1,402	1,403,821
Capital One Prime Auto Receivables Trust, Ser. 2007-1, Class A3	Aaa	5.470%	06/15/11	1,596	1,611,256
Carmax Auto Owner Trust, Ser. 2008-2, Class A2A	Aaa	4.060%	09/15/11	707	717,341
Chase Issuance Trust, Ser. 2005-A11, Class A(a)	Aaa	0.313%	12/15/14	5,600	5,492,127
Chase Issuance Trust, Ser. 2005-A6, Class A6(a)	Aaa	0.313%	07/15/14	1,500	1,474,471
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.533%	01/15/14	1,000	949,230
Chase Issuance Trust, Ser. 2008-A13, Class A13(a)	Aaa	1.799%	09/15/15	1,000	1,027,777
Citibank Credit Card Issuance Trust, Ser. 2004-A7, Class A7(a)	Aaa	0.497%	11/25/13	3,000	2,962,868
Citibank Credit Card Issuance Trust, Ser. 2006-A1, Class A1(a)	Aaa	0.508%	02/09/15	3,500	3,412,905
Citibank Credit Card Issuance Trust, Ser. 2006-A7, Class A7(a)	Aaa	0.359%	12/15/18	11,700	10,810,432
Daimler Chrysler Auto Trust, Ser. 2006-D, Class A3	AAA(b)	4.980%	02/08/11	1,372	1,381,059
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2(a)	Aaa	0.843%	07/15/10	172	172,442
GS Auto Loan Trust, Ser. 2006-1, Class A3	Aaa	5.370%	12/15/10	71	71,153
Honda Auto Receivables Owner Trust, Ser. 2006-3, Class A3	Aaa	5.120%	10/15/10	126	126,160
Honda Auto Receivables Owner Trust, Ser. 2007-1, Class A3	AAA(b)	5.100%	03/18/11	1,817	1,840,356
Honda Auto Receivables Owner Trust, Ser. 2007-2, Class A3	Aaa	5.460%	05/23/11	418	424,336
Honda Auto Receivables Owner Trust, Ser. 2007-3, Class A3(a)	Aaa	0.423%	02/15/11	825	824,720
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A2	Aaa	3.770%	09/20/10	241	241,916
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.040%	01/17/12	835	854,015
MBNA Credit Card Master Note Trust, Ser. 2002-C3, Class C3(a)	Baa1	1.593%	10/15/14	1,500	1,422,124
MBNA Credit Card Master Note Trust, Ser. 2004-A8, Class A8(a)	AAA(b)	0.393%	01/15/14	2,000	1,974,151
MBNA Credit Card Master Note Trust, Ser. 2004-C2, Class C2(a)	Baa1	1.143%	11/15/16	1,500	1,310,844
MBNA Credit Card Master Note Trust, Ser. 2005-A10, Class A10(a)	Aaa	0.303%	11/15/15	5,000	4,825,592
MBNA Credit Card Master Note Trust, Ser. 2005-A2, Class A2(a)	Aaa	0.323%	10/15/14	1,400	1,369,471
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2(a)	Aaa	0.303%	06/15/15	1,000	969,918
MBNA Credit Card Master Note Trust, Ser. 2006-A5, Class A5(a)	Aaa	0.303%	10/15/15	1,500	1,449,110
MBNA Credit Card Master Note Trust, Ser. 2006-C1, Class C1(a)	Baa1	0.663%	07/15/15	7,000	6,320,772
Nissan Auto Receivables Owner Trust, Ser. 2008-B, Class A2	Aaa	3.800%	10/15/10	1,292	1,297,876
Nissan Auto Receivables Owner Trust, Ser. 2009-A, Class A2	Aaa	2.940%	07/15/11	10,000	10,126,411
USAA Auto Owner Trust, Ser. 2007-1, Class A3	Aaa	5.430%	10/17/11	449	456,901
USAA Auto Owner Trust, Ser. 2008-2, Class A2	Aaa	3.910%	01/15/11	169	169,548

Wachovia Auto Loan Owner Trust, Ser. 2006-2A, Class A3, 144A	Aaa	5.230%	08/22/11	52	52,086

TOTAL ASSET-BACKED SECURITIES (cost $68,976,291)					78,815,073

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.6%

Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A3	AAA(b)	4.891%	07/10/45	2,000	2,007,853
Banc of America Commercial Mortgage, Inc., Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	1,345	1,359,563
Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class A2	AAA(b)	5.713%	05/10/45	7,000	7,092,068
Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A2	AAA(b)	5.806%	07/10/44	5,000	4,839,414
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class A3	AAA(b)	5.395%	12/11/40	2,000	2,025,370
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR7, Class A2	Aaa	4.945%	02/11/41	1,843	1,889,567
Bear Stearns Commercial Mortgage Securities, Ser. 2005-PWR8, Class A3	Aaa	4.550%	06/11/41	2,000	1,991,794
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Class A2	AAA(b)	5.426%	09/11/41	2,295	2,318,971
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Class A3	AAA(b)	5.209%	12/11/38	10,000	9,046,167
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Class A4	Aaa	5.537%	10/12/41	2,593	2,472,194
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A2	Aaa	5.205%	02/11/44	2,970	2,987,303
Bear Stearns Commercial Mortgage Securities, Ser. 2007-T26, Class A2	AAA(b)	5.330%	01/12/45	2,000	2,002,947
Citigroup Commercial Mortgage Trust, Ser. 2006-C4, Class ASB(a)	Aaa	5.916%	03/15/49	2,000	1,988,512
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A4(a)	Aaa	5.399%	07/15/44	2,000	1,972,237
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A3	Aaa	5.144%	06/10/44	5,000	5,091,276
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A3(a)	AAA(b)	5.899%	06/10/46	6,625	6,285,790
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	15,605	15,488,304
Commercial Mortgage Pass-Through Certificates, Ser. 2007-C9, Class A2(a)	Aaa	5.811%	12/10/49	2,000	2,022,688
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(b)	5.609%	02/15/39	5,800	5,476,734
CS First Boston Mortgage Securities Corp., Ser. 2002-CKS4, Class A2	Aaa	5.183%	11/15/36	4,158	4,284,622
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A3(a)	Aaa	6.116%	07/10/38	6,310	6,054,571
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2004-CBX, Class A5	Aaa	4.654%	01/12/37	6,219	6,198,201
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A3A1(a)	Aaa	5.457%	01/12/43	10,000	9,736,621
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class A3B	Aaa	5.579%	05/12/45	10,000	9,561,582
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A3	Aaa	5.450%	12/12/43	3,335	3,179,899
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	6.051%	04/15/45	2,303	2,337,253
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3B(a)	Aaa	6.065%	04/15/45	10,000	9,287,614
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3A	Aaa	5.388%	05/15/45	10,000	9,596,734
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-C1, Class A3	Aaa	5.790%	02/15/51	4,240	3,636,823
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2008-C2, Class A2	Aaa	5.855%	02/12/51	2,000	1,922,858
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A3A, 144A(a)	Aaa	5.491%	12/12/44	3,790	3,762,284
LB-UBS Commercial Mortgage Trust, Ser. 2006-C4, Class A2(a)	Aaa	5.868%	06/15/32	10,000	10,193,874

LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	1,500	1,513,842
LB-UBS Commercial Mortgage Trust, Ser. 2007-C1, Class A2	AAA(b)	5.318%	02/15/40	6,765	6,764,064
LB-UBS Commercial Mortgage Trust, Ser. 2007-C2, Class A2	AAA(b)	5.303%	02/15/40	2,000	1,978,728
LB-UBS Commercial Mortgage Trust, Ser. 2007-C7, Class A2	AAA(b)	5.588%	09/15/45	2,000	2,009,986
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class ASB(a)	Aaa	6.072%	06/12/46	3,000	3,087,620
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A1	Aaa	5.549%	06/12/50	1,620	1,652,972
Morgan Stanley Capital I, Ser. 2005-HQ7, Class A4(a)	Aaa	5.378%	11/14/42	1,745	1,749,157
Morgan Stanley Capital I, Ser. 2006-HQ9, Class A2	AAA(b)	5.618%	07/12/44	10,000	10,144,641
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A2	AAA(b)	5.283%	12/15/43	2,000	1,994,939
Morgan Stanley Capital I, Ser. 2006-T23, Class A4(a)	AAA(b)	5.984%	08/12/41	2,000	1,961,752
Morgan Stanley Capital I, Ser. 2007-T25, Class A2	Aaa	5.507%	11/12/49	2,000	1,958,792
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C22, Class A3(a)	Aaa	5.459%	12/15/44	2,000	1,994,474
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	1,410	1,414,556
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	5,510	5,473,423
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A2	Aaa	5.421%	04/15/47	2,000	1,959,216

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $181,314,074)					203,769,850

CORPORATE BONDS — 56.2%

Aerospace & Defense — 0.5%
Boeing Co. (The), Sr. Unsec’d. Notes(c)	A2	6.000%	03/15/19	5,575	6,253,528

Airlines — 0.3%
American Airlines, Pass-thru Certs., Ser. 2009-1A(c)	Baa3	10.375%	07/02/19	2,530	2,764,025
Continental Airlines, Inc., Pass-thru Certs., Ser. A(c)	Baa1	5.983%	04/19/22	1,850	1,748,250

					4,512,275

Banking — 13.6%
American Express Co., Sr. Unsec’d. Notes(c)	A3	8.125%	05/20/19	10,375	12,270,419
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375%	08/15/11	1,500	1,563,815
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	A2	5.650%	05/01/18	8,000	7,899,120
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	Aa2	4.500%	04/01/13	5,000	5,323,050
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	7,485	8,371,486
Bear Stearns Cos. LLC. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	12,000	13,704,504
Capital One Financial Corp., Sr. Notes(c)	Baa1	7.375%	05/23/14	4,900	5,468,469
Citigroup, Inc., Sr. Unsec’d. Notes(c)	A3	6.125%	05/15/18	15,000	14,769,644
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,750	1,975,461
Credit Suisse (Switzerland), Sub. Notes	Aa2	6.000%	02/15/18	10,000	10,469,560
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	A1	6.150%	04/01/18	16,000	16,830,608
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	Aa3	6.000%	01/15/18	7,000	7,513,275
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%	04/25/18	27,865	29,305,537
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%	10/15/15	2,225	2,296,714
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E	A2	5.450%	01/09/17	10,000	10,013,960
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	6,000	6,108,864
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	4,825	5,339,808
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%	05/13/14	4,000	4,166,436
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A(c)	Aa2	4.875%	06/10/14	1,115	1,164,245
Wachovia Corp., Sr. Unsec’d. Notes, MTN(c)	A1	5.750%	02/01/18	10,000	10,583,560
Wells Fargo & Co., Sr. Unsec’d. Notes(c)	A1	4.375%	01/31/13	1,500	1,548,945

					176,687,480

Cable — 2.5%
Comcast Corp., Gtd. Notes	Baa1	4.950%	06/15/16	5,635	5,763,782
Comcast Corp., Gtd. Notes	Baa1	5.875%	02/15/18	5,000	5,327,630
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	3,382	3,768,532
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.750%	11/01/10	3,400	3,597,846
DIrecTV Holdings LLC / DirecTV Financing Co., Inc., Gtd. Notes, 144A(c)	Ba2	5.875%	10/01/19	1,650	1,639,688
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.200%	07/01/13	2,750	2,995,842

Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	04/01/19	1,490	1,800,957
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.750%	02/14/19	5,725	7,052,799

					31,947,076

Capital Goods — 1.5%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.900%	08/15/13	925	978,342
Caterpillar, Inc., Sr. Unsec’d. Notes(c)	A2	7.900%	12/15/18	5,000	6,166,005
ITT Corp., Sr. Unsec’d. Notes	Baa1	6.125%	05/01/19	2,445	2,650,182
Siemens Financieringsmaatschappij NV (Netherlands), Gtd. Notes, 144A	A1	5.750%	10/17/16	4,500	4,947,034
Waste Management, Inc., Gtd. Notes(c)	Baa3	7.375%	03/11/19	3,680	4,282,578

					19,024,141

Chemicals — 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	7,000	7,869,022
Lubrizol Corp., Sr. Unsec’d. Notes	Baa2	8.875%	02/01/19	1,750	2,160,170

					10,029,192

Consumer — 0.3%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.950%	10/15/17	4,022	4,366,106

Electric — 5.4%
Atlantic City Electric Co., First Mtge. Bonds	A3	7.750%	11/15/18	3,350	4,069,697
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U(c)	Baa1	7.000%	03/01/14	7,340	8,341,594
Connecticut Light & Power Co. (The), Ser. 09-A	A2	5.500%	02/01/19	2,400	2,598,223
Consumers Energy Co., First Mtge. Bonds	A3	6.125%	03/15/19	1,000	1,104,515
Consumers Energy Co., First Mtge. Bonds	A3	6.700%	09/15/19	4,500	5,193,176
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400%	12/01/13	4,200	4,646,477
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	6.400%	10/01/13	4,150	4,591,166
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. B	Baa2	6.250%	06/30/12	2,311	2,510,881
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	5.800%	04/30/18	500	538,082
FPL Group Capital, Inc., Gtd. Notes(c)	A2	6.000%	03/01/19	5,000	5,606,835
Indiana Michigan Power Co., Sr. Notes	Baa2	7.000%	03/15/19	2,000	2,304,794
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A(c)	A2	6.250%	06/17/14	5,547	5,900,538
Ohio Power Co., Sr. Unsec’d. Notes	Baa1	5.750%	09/01/13	2,000	2,150,008
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	5.950%	09/01/13	700	757,553
Pacificorp, First Mtge. Bonds	A2	5.500%	01/15/19	2,000	2,172,472
Peco Energy Co., First Mtge. Bonds, Ser. EXC, MTN	A2	5.600%	10/15/13	3,000	3,255,858
Progress Energy, Inc., Sr. Unsec’d. Notes(c)	Baa2	7.050%	03/15/19	6,000	6,986,034
Public Service Co. of Colorado, First Mtge. Bonds	A2	5.800%	08/01/18	1,000	1,116,173
Sierra Pacific Power Co., Genl. Ref. Mtge.	Baa3	5.450%	09/01/13	1,275	1,349,692
Toledo Edison Co. (The), First Mtge. Bonds(c)	Baa1	7.250%	05/01/20	3,500	4,121,789
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A1	6.000%	04/01/14	1,350	1,505,690

					70,821,247

Energy — Integrated — 1.1%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	5.700%	10/15/19	3,750	3,845,213
Hess Corp., Sr. Unsec’d. Notes(c)	Baa2	8.125%	02/15/19	4,300	5,165,787
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	1,125	1,290,308
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.050%	05/15/18	650	680,614
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	3,575	3,592,521

					14,574,443

Energy — Other — 1.4%
EnCana Corp. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	12/01/17	3,250	3,470,828
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	6.000%	03/15/18	650	694,352
Valero Energy Corp., Gtd. Notes(c)	Baa2	9.375%	03/15/19	3,310	3,857,057
Weatherford International Ltd., Gtd. Notes	Baa1	7.000%	03/15/38	500	539,037
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	06/15/13	1,500	1,551,717
XTO Energy, Inc., Sr. Unsec’d. Notes(c)	Baa2	5.500%	06/15/18	2,425	2,502,554
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.750%	12/15/13	5,050	5,454,605

					18,070,150

Foods — 5.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(c)	Baa2	7.750%	01/15/19	4,500	5,324,670
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	7.375%	03/03/14	8,700	10,214,191
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	04/15/14	4,500	4,939,925
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875%	02/01/14	6,250	6,731,081
Delhaize Group (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	1,000	1,088,336
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.750%	10/23/17	3,500	3,841,534
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	08/15/13	750	815,957

General Mills, Inc., Sr. Unsec’d. Notes(c)	Baa1	5.650%	02/15/19	4,210	4,559,565
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.700%	02/15/17	750	816,048
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	08/23/18	7,000	7,424,837
Kroger Co. (The), Gtd. Notes	Baa2	5.000%	04/15/13	2,550	2,689,949
Kroger Co. (The), Gtd. Notes	Baa2	6.150%	01/15/20	4,500	4,976,379
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.350%	03/01/18	750	818,289
PepsiAmericas, Inc., Notes(c)	Baa1	4.375%	02/15/14	2,000	2,086,484
Safeway, Inc., Sr. Unsec’d. Notes(c)	Baa2	6.250%	03/15/14	2,335	2,579,556
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.350%	08/15/17	5,000	5,550,400

					64,457,201

Healthcare & Pharmaceutical — 3.7%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.600%	11/30/17	3,000	3,306,828
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.900%	09/15/17	4,550	5,090,931
CareFusion Corp., Sr. Unsec’d. Notes, 144A(c)	Baa3	5.125%	08/01/14	4,500	4,695,615
Johnson & Johnson, Unsec’d. Notes	Aaa	5.550%	08/15/17	4,325	4,860,072
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.500%	02/15/14	6,000	6,576,870
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes(c)	Aa2	5.125%	02/10/19	5,000	5,322,795
Pharmacia Corp., Sr. Unsec’d. Notes	Aa2	6.500%	12/01/18	7,000	8,023,596
Schering-Plough Corp., Sr. Unsec’d. Notes(c)	Baa1	6.000%	09/15/17	8,000	8,924,496
Wyeth, Sr. Unsec’d. Notes	A3	5.450%	04/01/17	1,200	1,300,290

					48,101,493

Healthcare Insurance — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes(c)	A3	6.500%	09/15/18	2,652	2,870,782
WellPoint, Inc., Sr. Unsec’d. Notes(c)	Baa1	6.000%	02/15/14	4,000	4,305,416
WellPoint, Inc., Sr. Unsec’d. Notes(c)	Baa1	7.000%	02/15/19	4,200	4,774,379

					11,950,577

Insurance — 2.6%
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	7.450%	05/16/19	2,930	3,492,252
American International Group, Inc., Sr. Unsec’d. Notes	A3	8.250%	08/15/18	750	637,374
Axis Capital Holdings, Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,750	3,796,309
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	5.000%	08/15/13	3,500	3,801,385
Chubb Corp., Sr. Unsec’d. Notes	A2	5.750%	05/15/18	750	822,677
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	2,305	2,665,887
MetLife, Inc., Sr. Unsec’d. Notes(c)	A2	7.717%	02/15/19	7,120	8,382,205
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.800%	05/15/18	6,250	6,924,975
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	3,000	3,067,701

					33,590,765

Media & Entertainment — 0.8%
News America, Inc., Gtd. Notes, 144A(c)	Baa1	5.650%	08/15/20	3,500	3,548,059
News America, Inc., Gtd. Notes	Baa1	6.650%	11/15/37	400	416,678
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	8.600%	08/15/16	3,000	3,159,906
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	5.625%	09/15/19	2,940	2,988,242

					10,112,885

Metals & Mining — 1.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	750	738,867
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(c)	A1	6.500%	04/01/19	5,000	5,801,011
Newmont Mining Corp., Gtd. Notes	Baa2	5.125%	10/01/19	4,200	4,198,144
Nucor Corp., Sr. Unsec’d. Notes(c)	A1	5.850%	06/01/18	650	711,803
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	1,350	1,454,525
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	9.000%	05/01/19	1,300	1,595,846

					14,500,196

Non-Captive Finance — 1.4%
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13	2,000	2,167,868
GATX Corp., Notes	Baa1	4.750%	10/01/12	2,450	2,464,889
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	1,800	1,930,124
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(c)	Aa2	6.000%	08/07/19	12,000	12,173,292

					18,736,173

Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.500%	08/15/21	2,050	2,172,108
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	3,000	3,142,650

					5,314,758

Pipelines & Other — 1.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa2	8.500%	03/15/19	2,735	3,376,535
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.000%	04/15/19	1,860	2,236,393
Plains All American Pipeline LP, Gtd. Notes(c)	Baa3	8.750%	05/01/19	2,020	2,424,814

Plains All American Pipeline LP / PAA Finance Corp., Gtd. Notes	Baa3	4.250%	09/01/12	4,050	4,163,461
Transcanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	6.500%	08/15/18	3,000	3,383,073

					15,584,276

Railroads — 2.3%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.750%	07/15/11	1,000	1,088,267
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	7.000%	02/01/14	10,000	11,435,099
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	5.550%	03/01/19	4,300	4,708,900
CSX Corp., Sr. Unsec’d. Notes	Baa3	7.900%	05/01/17	4,610	5,451,316
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	7.875%	01/15/19	5,930	7,352,198

					30,035,780

Real Estate Investment Trust
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	500	500,962

Retailers — 1.0%
Costco Wholesale Corp., Sr. Unsec’d. Notes	A2	5.500%	03/15/17	1,000	1,093,329
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,100	1,177,556
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	8,000	8,770,736
Target Corp., Sr. Unsec’d. Notes(c)	A2	6.000%	01/15/18	2,000	2,253,228

					13,294,849

Technology — 1.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes(c)	A1	4.950%	02/15/19	3,585	3,768,484
Dell, Inc., Sr. Unsec’d. Notes	A2	4.700%	04/15/13	1,000	1,054,177
International Business Machines Corp., Sr. Unsec’d. Notes(c)	A1	7.625%	10/15/18	5,360	6,595,860
Oracle Corp., Sr. Unsec’d. Notes(c)	A2	5.000%	07/08/19	2,900	3,050,757

					14,469,278

Telecommunications — 4.9%
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.500%	02/01/18	2,710	2,827,546
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	5.600%	05/15/18	1,530	1,608,917
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	5.800%	02/15/19	7,100	7,597,256
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(c)	Baa2	5.150%	01/15/13	1,000	1,041,805
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	6.750%	08/20/18	4,000	4,478,540
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.500%	06/15/10	1,350	1,415,062
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	7,140	7,758,024
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa2	6.800%	08/15/18	1,195	1,341,096
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999%	06/04/18	1,000	1,105,087
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	6,310	7,040,969
Telefonica Emisiones SAU (Spain), Gtd. Notes(c)	Baa1	6.221%	07/03/17	4,000	4,415,632
Telefonica Emisiones SAU (Spain), Gtd. Notes(c)	Baa1	6.421%	06/20/16	3,600	4,043,041
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	3,350	3,645,102
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	8.500%	11/15/18	10,000	12,486,320
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(c)	Baa1	5.625%	02/27/17	3,500	3,709,265

					64,513,662

Tobacco — 2.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	3,100	3,788,064
Altria Group, Inc., Gtd. Notes(c)	Baa1	9.700%	11/10/18	5,440	6,756,789
Lorillard Tobacco Co., Sr. Unsec’d. Notes	Baa2	8.125%	06/23/19	1,995	2,264,072
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	1,500	1,593,491
Philip Morris International, Inc., Sr. Unsec’d. Notes(c)	A2	6.875%	03/17/14	10,775	12,308,971
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%	06/01/16	4,500	4,815,104

					31,526,491

TOTAL CORPORATE BONDS (cost $650,463,990)					732,974,984

FOREIGN AGENCIES — 1.5%
EDF SA (France), Notes, 144A(c)	Aa3	5.500%	01/26/14	4,710	5,168,368
Korea Development Bank/Republic of Korea (South Korea)	A2	8.000%	01/23/14	3,000	3,428,730
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	Baa1	5.875%	03/01/18	10,000	10,372,340

TOTAL FOREIGN AGENCIES (cost $17,655,262)					18,969,438

MUNICIPAL BONDS — 0.7%

State of California, Taxable Var. Purp. 3. G.O.	Baa1	5.450%	04/01/15	5,975	6,311,213
State of California, Taxable Var. Purp. 3. G.O.	Baa1	5.950%	04/01/16	2,500	2,678,400

TOTAL MUNICIPAL BONDS (cost $8,524,576)					8,989,613

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.9%

Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(a)	Aaa	0.606%	10/25/34	510	431,904
Countrywide Asset-Backed Certificates, Ser. 2004-6, Class 2A5(a)	Aaa	0.636%	11/25/34	2,143	1,635,087
Countrywide Asset-Backed Certificates, Ser. 2004-ECC2, Class M1(a)	Aa1	0.846%	12/25/34	3,974	2,450,477
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB4, Class AF2	Aaa	4.751%	08/25/35	576	562,938
Fieldstone Mortgage Investment Corp., Ser. 2005-1, Class M3(a)	A1	1.056%	03/25/35	3,721	3,425,666
GSAMP Trust, Ser. 2005-WMC1, Class A4(a)	Aa1	0.626%	09/25/35	3,397	3,123,972
HFC Home Equity Loan Asset Backed Certificates, Ser. 2005-3, Class M1(a)	Aa1	0.666%	01/20/35	2,169	1,755,962
HFC Home Equity Loan Asset Backed Certificates, Ser. 2007-3, Class A1(a)	Aaa	1.046%	11/20/36	6,096	5,864,479
Home Equity Asset Trust, Ser. 2005-5, Class 2A2(a)	Aaa	0.496%	11/25/35	1,962	1,830,765
Master Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aaa	0.596%	09/25/34	759	488,675
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2(a)	Aaa	1.326%	03/25/33	685	533,865
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(a)	Aa2	0.846%	05/25/34	1,958	1,169,693
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-3, Class AF3(a)	Aaa	4.437%	07/25/35	753	716,531
Residential Asset Mortgage Products, Inc., Ser. 2004-RZ1, Class AI5(a)	Aaa	4.070%	07/25/32	314	311,776
Wells Fargo Home Equity Trust, Ser. 2005-3, Class AI1A(a)	Aaa	0.516%	11/25/35	458	446,592

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $22,641,693)					24,748,382

SOVEREIGN — 1.1%

Brazilian Government International (Brazil), Unsub. Notes, Ser. A	Baa3	8.000%	01/15/18	8,500	9,842,999
Israel Government International Bonds (Israel)	A1	5.125%	03/26/19	3,000	3,082,920
Republic of Korea (South Korea), Sr. Unsec’d. Notes	A2	7.125%	04/16/19	1,500	1,759,311

TOTAL SOVEREIGN (cost $14,144,509)					14,685,230

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%

Federal Home Loan Bank		1.625%	07/27/11	3,460	3,499,672
Federal Home Loan Bank, Ser. 1(c)(d)		4.875%	05/17/17	21,300	23,248,141
Federal Home Loan Mortgage Corp.(c)		5.000%	04/18/17	12,000	13,256,520
Federal National Mortgage Association		5.250%	09/15/16	12,750	14,280,867
Tennessee Valley Authority		5.250%	09/15/39	8,155	8,604,528

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $58,802,764)					62,889,728

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION — 0.6%
Federal Home Loan Mortgage Corp. (cost $7,113,268)		5.000%	12/01/35 - 05/01/37	6,931	7,181,699

U.S. TREASURY OBLIGATIONS — 8.0%

United States Treasury Bond(c)		4.250%	05/15/39	2,555	2,643,227
United States Treasury Notes		2.375%	09/30/14	2,480	2,486,398
United States Treasury Notes		3.625%	08/15/19	360	369,506
United States Treasury Strip Coupon(e)(f)		3.790%	11/15/19	33,440	22,935,593
United States Treasury Strip Coupon(e)		4.300%	05/15/24	17,030	9,142,045
United States Treasury Strip Coupon(e)(f)		4.320%	08/15/24	34,950	18,509,415
United States Treasury Strip Coupon(e)(f)		4.650%	05/15/20	49,000	32,631,942

United States Treasury Strip Principal(e)	3.990%	05/15/21	24,325	15,360,094

TOTAL U.S. TREASURY OBLIGATIONS (cost $93,377,319)				104,078,220

TOTAL LONG-TERM INVESTMENTS (cost $1,123,013,746)				1,257,102,217

	Shares
SHORT-TERM INVESTMENT — 14.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $191,950,162; includes $176,572,914 of cash collateral received for securities on loan)(g)(h)	191,950,162	191,950,162

TOTAL INVESTMENTS — 111.1% (cost $1,314,963,908)		1,449,052,379

Liabilities in excess of other assets(i) (11.1)%		(144,380,888)

NET ASSETS — 100.0%		$1,304,671,491

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

G.O.	General Obligation

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of September 30, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.

(b)	Standard & Poor’s Rating

(c)	All or a portion of security is on loan. The aggregate market value of such securities is $172,287,944; cash collateral of $176,572,914 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Security segregated as collateral for futures contracts.

(e)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2009.

(f)	Security segregated as collateral for swap contracts.

(g)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swap agreements as follows:
Futures contracts open at September 30, 2009:

				Value at	Unrealized
			Value at	September 30,	Appreciation
Number of Contracts	Type	Expiration Date	Trade Date	2009	(Depreciation)(1)
Long Positions:
2,883	10 Year U.S. Treasury Notes	Dec. 09	$337,995,284	$341,139,985	$3,144,701
26	U.S. Long Bond	Dec. 09	3,143,709	3,155,750	12,041

					3,156,742

Short Positions:
449	2 Year U.S. Treasury Notes	Dec. 09	97,059,509	97,418,969	(359,460)
899	5 Year U.S. Treasury Notes	Dec. 09	103,727,406	104,368,281	(640,875)

					(1,000,335)

					$2,156,407

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

Interest rate swap agreements outstanding at September 30, 2009:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed	Floating	Fair	Premiums	Appreciation
Counterparty	Date	(000)#	Rate	Rate	Value	Paid/Received	(Depreciation)(3)
Barclays Bank PLC(1)	11/12/2015	$82,000	3.933%	3 month LIBOR	$5,887,572	$—	$5,887,572
Barclays Bank PLC(1)	12/4/2015	59,000	2.850%	3 month LIBOR	246,268	—	246,268
Barclays Bank PLC(1)	11/24/2018	23,500	3.265%	3 month LIBOR	48,351	—	48,351
Barclays Bank PLC(1)	3/4/2019	47,000	3.228%	3 month LIBOR	(570,477)	—	(570,477)
Barclays Bank PLC(2)	5/1/2016	117,000	2.848%	3 month LIBOR	(69,134)	—	(69,134)
Citibank NA(1)	10/17/2013	30,500	4.173%	3 month LIBOR	2,728,188	—	2,728,188
Citibank NA(1)	10/20/2018	33,000	4.500%	3 month LIBOR	3,607,568	—	3,607,568
Citibank NA(1)	3/2/2019	40,000	3.290%	3 month LIBOR	(272,923)	—	(272,923)
Citibank NA(1)	6/1/2019	65,500	3.855%	3 month LIBOR	3,185,045	—	3,185,045
Citibank NA(2)	11/7/2013	123,000	3.488%	3 month LIBOR	(7,090,584)	—	(7,090,584)
Citibank NA(2)	5/15/2016	112,000	3.530%	3 month LIBOR	(3,457,551)	—	(3,457,551)
Citibank NA(2)	8/15/2016	7,490	3.192%	3 month LIBOR	(2,626)	—	(2,626)
Citibank NA(2)	10/21/2018	16,000	4.523%	3 month LIBOR	(1,777,776)	—	(1,777,776)
Citibank NA(2)	11/7/2018	68,000	4.138%	3 month LIBOR	(5,226,665)	—	(5,226,665)
Citibank NA(2)	12/11/2018	38,000	2.984%	3 month LIBOR	870,290	—	870,290
Citibank NA(2)	2/15/2025	14,495	4.098%	3 month LIBOR	(418,539)	—	(418,539)
Detusche Bank AG(2)	5/15/2020	27,616	4.246%	3 month LIBOR	(2,624,717)		(2,624,717)
Deutsche Bank AG(1)	10/10/2013	96,000	3.500%	3 month LIBOR	5,842,805	—	5,842,805
Deutsche Bank AG(1)	11/30/2013	116,100	2.794%	3 month LIBOR	1,912,503	—	1,912,503
Deutsche Bank AG(1)	6/23/2019	18,500	4.156%	3 month LIBOR	1,344,477	—	1,344,477
Deutsche Bank AG(2)	5/7/2019	36,000	3.320%	3 month LIBOR	(154,096)	—	(154,096)
Deutsche Bank AG(2)	7/13/2019	75,000	3.547%	3 month LIBOR	(1,213,427)	—	(1,213,427)
Deutsche Bank AG(2)	11/15/2019	28,417	4.546%	3 month LIBOR	(3,804,953)	—	(3,804,953)
Deutsche Bank AG(2)	5/15/2021	26,415	4.446%	3 month LIBOR	(3,108,261)	—	(3,108,261)
Deutsche Bank AG(2)	5/15/2021	26,502	4.419%	3 month LIBOR	(3,020,267)	—	(3,020,267)
JPMorgan Chase Bank(1)	10/2/2013	173,000	3.889%	3 month LIBOR	13,569,897	—	13,569,897
JPMorgan Chase Bank(1)	10/7/2013	21,750	3.868%	3 month LIBOR	1,676,783	—	1,676,783
JPMorgan Chase Bank(1)	1/30/2016	58,500	2.480%	3 month LIBOR	(1,478,454)	—	(1,478,454)
JPMorgan Chase Bank(1)	10/29/2018	45,000	4.110%	3 month LIBOR	3,409,738	—	3,409,738
JPMorgan Chase Bank(1)	1/20/2019	37,500	2.350%	3 month LIBOR	(3,041,139)	—	(3,041,139)
JPMorgan Chase Bank(1)	3/6/2019	28,000	3.248%	3 month LIBOR	(297,886)	—	(297,886)
JPMorgan Chase Bank(1)	3/9/2019	30,000	3.180%	3 month LIBOR	(497,189)	—	(497,189)
JPMorgan Chase Bank(2)	12/10/2011	22,300	2.335%	3 month LIBOR	(595,307)	—	(595,307)
JPMorgan Chase Bank(2)	9/23/2013	76,000	4.035%	3 month LIBOR	(5,090,231)	—	(5,090,231)
JPMorgan Chase Bank(2)	9/24/2013	181,000	4.113%	3 month LIBOR	(12,649,553)	—	(12,649,553)
JPMorgan Chase Bank(2)	10/27/2013	135,640	3.535%	3 month LIBOR	(8,245,842)	—	(8,245,842)
JPMorgan Chase Bank(2)	12/8/2018	20,250	2.900%	3 month LIBOR	601,301	—	601,301
JPMorgan Chase Bank(2)	12/12/2018	11,500	2.960%	3 month LIBOR	287,178	—	287,178
Merrill Lynch Capital Services, Inc.(1)	11/25/2015	72,300	3.198%	3 month LIBOR	1,880,932	—	1,880,932
Merrill Lynch Capital Services, Inc.(1)	2/3/2016	27,500	2.725%	3 month LIBOR	(301,835)	—	(301,835)
Merrill Lynch Capital Services, Inc.(1)	6/16/2018	1,600	4.915%	3 month LIBOR	218,375	—	218,375
Merrill Lynch Capital Services, Inc.(1)	9/18/2018	23,000	3.950%	3 month LIBOR	1,107,551	—	1,107,551
Merrill Lynch Capital Services, Inc.(1)	9/22/2018	75,000	4.135%	3 month LIBOR	4,678,226	—	4,678,226
Merrill Lynch Capital Services, Inc.(1)	10/2/2018	97,000	4.324%	3 month LIBOR	9,348,890	—	9,348,890
Merrill Lynch Capital Services, Inc.(1)	10/14/2018	140,000	4.445%	3 month LIBOR	14,559,866	—	14,559,866
Merrill Lynch Capital Services, Inc.(2)	12/15/2011	24,250	2.071%	3 month LIBOR	(481,775)	—	(481,775)
Merrill Lynch Capital Services, Inc.(2)	12/15/2018	27,000	2.915%	3 month LIBOR	785,740	—	785,740
Merrill Lynch Capital Services, Inc.(2)	1/12/2019	150,000	2.560%	3 month LIBOR	9,428,056	—	9,428,056
Morgan Stanley Capital Services(1)	1/23/2014	225,000	2.113%	3 month LIBOR	(2,291,877)	—	(2,291,877)
Morgan Stanley Capital Services(2)	3/18/2012	90,000	2.023%	3 month LIBOR	(1,002,314)	—	(1,002,314)
Morgan Stanley Capital Services(2)	3/27/2014	260,275	2.385%	3 month LIBOR	1,047,143	—	1,047,143
Morgan Stanley Capital Services(2)	3/17/2019	110,000	3.113%	3 month LIBOR	2,521,114	—	2,521,114
Morgan Stanley Capital Services(2)	4/7/2019	20,000	2.985%	3 month LIBOR	441,468	—	441,468
Royal Bank of Scotland(1)	2/4/2016	55,000	2.755%	3 month LIBOR	(511,345)	—	(511,345)
Royal Bank of Scotland(1)	10/9/2018	29,000	4.145%	3 month LIBOR	2,338,898	—	2,338,898
Royal Bank of Scotland(2)	1/7/2014	30,500	2.314%	3 month LIBOR	2,172	—	2,172

					$24,279,652	$—	$24,279,652

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2009:

		Notional				Upfront	Unrealized
	Termination	Amount	Fixed		Fair	Premiums	Appreciation
Counterparty	Date	(000)(2)#	Rate	Reference Entity/Obligation	Value	Paid/(Received)	(Depreciation)(3)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Citibank NA	3/20/2012	$3,000	5.000%	XL Capital Ltd., 5.250%, 9/15/14	$(255,617)	$(159,301)	$(96,316)
Credit Suisse International	12/20/2012	2,450	1.000%	GATX Financial Corp., 5.500%, 2/15/12	22,969	26,615	(3,646)
Credit Suisse International	6/20/2016	3,000	1.000%	Embarq Corp., 7.082%, 6/1/16	(70,072)	(84,573)	14,501
Goldman Sachs International	3/20/2013	2,000	1.000%	Block Financial LLC, 5.125%, 10/30/14	(40,614)	(30,992)	(9,622)
JPMorgan Chase Bank NA	9/20/2016	3,000	1.000%	RR Donnelley & Sons Co., 4.950%, 4/1/14	237,705	377,449	(139,744)
JPMorgan Chase Bank NA	9/20/2019	3,000	1.000%	Westvaco Corp., 7.950%, 2/15/31	13,060	59,551	(46,491)

					$(92,569)	$188,749	$(281,318)

(1)	If the Portfolio is a buyer of protection, if pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2009.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Asset-Backed Securities	$—	$78,815,073	$—
Commercial Mortgage-Backed Securities	—	203,769,850	—
Corporate Bonds	—	732,974,984	—
Foreign Agencies		18,969,438
Municipal Bonds	—	8,989,613	—
Residential Mortgage-Backed Securities	—	24,748,382	—
Sovereign		14,685,230
U.S. Government Agency Obligations	—	62,889,728	—
U.S. Government Mortgage-Backed Obligation	—	7,181,699	—
U.S. Treasury Obligations	—	104,078,220	—
Affiliated Money Market Mutual Fund	191,950,162	—	—

	$191,950,162	$1,257,102,217	$—
Other Financial Instruments*	2,156,407	23,998,334	—

Total	$194,106,569	$1,281,100,551	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments*
Balance as of 12/31/08	$(23,162,734)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	23,162,734

Balance as of 9/30/09	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.5%

COMMON STOCKS

Aerospace & Defense — 0.8%
Precision Castparts Corp.	1,585	$161,464
United Technologies Corp.	3,873	235,982

		397,446

Auto Components — 0.6%
Johnson Controls, Inc.	12,982	331,820

Beverages — 1.9%
PepsiCo, Inc.	17,035	999,273

Biotechnology — 6.4%
Amgen, Inc.(a)	4,065	244,835
Celgene Corp.(a)	18,288	1,022,299
Gilead Sciences, Inc.(a)	36,634	1,706,412
Vertex Pharmaceuticals, Inc.(a)	8,951	339,243

		3,312,789

Capital Markets — 4.6%
Charles Schwab Corp. (The)	39,070	748,191
Goldman Sachs Group, Inc. (The)	8,937	1,647,536

		2,395,727

Chemicals — 2.1%
Monsanto Co.	11,450	886,230
Praxair, Inc.	2,698	220,400

		1,106,630

Communications Equipment — 6.6%
Cisco Systems, Inc.(a)	54,101	1,273,538
QUALCOMM, Inc.	46,789	2,104,569

		3,378,107

Computers & Peripherals — 8.5%
Apple, Inc.(a)	12,087	2,240,568
Hewlett-Packard Co.	19,869	938,015
International Business Machines Corp.	6,294	752,825
NetApp, Inc.(a)	17,136	457,188

		4,388,596

Diversified Financial Services — 0.7%
JPMorgan Chase & Co.	8,082	354,153

Electronic Equipment & Instruments — 1.1%
Agilent Technologies, Inc.(a)	19,844	552,258

Energy Equipment & Services — 2.9%
Schlumberger Ltd.	12,168	725,213
Weatherford International Ltd.(a)	36,200	750,426

		1,475,639

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	10,650	601,299
CVS Caremark Corp.	23,365	835,065

		1,436,364

Food Products — 1.4%
Cadbury PLC (United Kingdom)	31,500	404,247
Unilever PLC (United Kingdom)	10,700	304,043

		708,290

Healthcare Equipment & Supplies — 4.4%
Alcon, Inc.	7,987	1,107,557
Baxter International, Inc.	20,038	1,142,367

		2,249,924

Healthcare Providers & Services — 2.5%
Medco Health Solutions, Inc.(a)	23,156	1,280,757

Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc. (Class A Stock)	9,667	266,713
Starbucks Corp.(a)	15,267	315,264

		581,977

Household Products — 1.7%
Colgate-Palmolive Co.	11,286	860,896

Internet & Catalog Retail — 3.2%
Amazon.com, Inc.(a)	17,419	1,626,238

Internet Software & Services — 6.7%
Baidu, Inc. (China), ADR(a)	1,598	624,898
Google, Inc. (Class A Stock)(a)	5,173	2,565,031
Tencent Holdings Ltd. (China)	16,000	259,677

		3,449,606

IT Services — 5.1%
Mastercard, Inc. (Class A Stock)	5,681	1,148,414
Visa, Inc. (Class A Stock)	21,288	1,471,214

		2,619,628

Life Sciences Tools & Services — 0.1%
Illumina, Inc.(a)	1,798	76,415

Media — 1.8%
Walt Disney Co. (The)	33,375	916,478

Multiline Retail — 3.2%
Kohl’s Corp.(a)	14,835	846,337
Target Corp.	17,584	820,821

		1,667,158

Oil, Gas & Consumable Fuels — 6.5%
Occidental Petroleum Corp.	15,429	1,209,633
Petroleo Brasileiro SA (Brazil), ADR	18,137	832,488
Southwestern Energy Co.(a)	19,538	833,882
Suncor Energy, Inc.	13,496	466,422

		3,342,425

Pharmaceuticals — 6.7%
Abbott Laboratories	12,683	627,428
Mylan, Inc.(a)	21,808	349,146
Roche Holding AG (Switzerland), ADR	21,944	890,926
Shire PLC (Ireland), ADR	7,088	370,632
Teva Pharmaceutical Industries Ltd. (Israel), ADR	24,055	1,216,221

		3,454,353

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.,	16,438	453,360

Software — 8.4%
Adobe Systems, Inc.(a)	32,872	1,086,091
Microsoft Corp.	56,686	1,467,602
Oracle Corp.	34,816	725,565
Salesforce.com, Inc.(a)	7,868	447,925
SAP AG (Germany), ADR	12,404	606,183

		4,333,366

Specialty Retail — 0.6%
Tiffany & Co.	7,648	294,677

Textiles, Apparel & Luxury Goods — 2.2%
Coach, Inc.	8,277	272,479
NIKE, Inc. (Class B Stock)	13,435	869,244

		1,141,723

TOTAL LONG-TERM INVESTMENTS (cost $49,394,245)		49,186,073

SHORT-TERM INVESTMENT — 100.4%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series(b) (cost $51,730,003)	51,730,003	51,730,003

TOTAL INVESTMENTS(c) — 195.9% (cost $101,124,248)		100,916,076

Liabilities in excess of other assets — (95.9)%		(49,404,386)

NET ASSETS — 100.0%		$51,511,690

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(c)	As of September 30, 2009, one security representing $259,677 and 0.5% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$48,926,396	$259,677	$—
Affiliated Money Market Mutual Fund	51,730,003	—	—

	100,656,399	259,677	—
Other Financial Instruments*	—	—	—

Total	$100,656,399	$259,677	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.6%

COMMON STOCKS
Aerospace & Defense — 0.7%
Precision Castparts Corp.	1,585	$161,464
United Technologies Corp.	3,576	217,886

		379,350

Auto Components — 1.7%
Goodyear Tire & Rubber Co. (The)(a)	41,043	698,962
Johnson Controls, Inc.	6,918	176,824

		875,786

Biotechnology — 1.0%
Amgen, Inc.(a)	8,524	513,401

Capital Markets — 6.3%
Bank of New York Mellon Corp. (The)	21,647	627,547
Goldman Sachs Group, Inc. (The)	6,058	1,116,793
Morgan Stanley	26,056	804,609
TD Ameritrade Holding Corp.(a)	33,234	652,051

		3,201,000

Chemicals — 1.5%
Dow Chemical Co. (The)	28,863	752,458

Commercial Banks — 0.9%
KeyCorp.	71,538	464,997

Commercial Services & Supplies — 1.8%
Waste Management, Inc.	30,021	895,226

Computers & Peripherals — 0.7%
Dell, Inc.(a)	24,688	376,739

Consumer Finance — 1.7%
SLM Corp.(a)	102,084	890,172

Diversified Consumer Services — 3.1%
Career Education Corp.(a)	18,404	448,690
H&R Block, Inc.	60,659	1,114,912

		1,563,602

Diversified Financial Services — 0.7%
JPMorgan Chase & Co.	7,984	349,859

Electric Utilities — 1.1%
Entergy Corp.	7,339	586,093

Food & Staples Retailing — 5.6%
CVS Caremark Corp.	32,343	1,155,940
Kroger Co. (The)	48,172	994,270
Wal-Mart Stores, Inc.	14,994	736,055

		2,886,265

Food Products — 4.8%
Cadbury PLC (United Kingdom), ADR	12,755	653,184
ConAgra Foods, Inc.	48,108	1,042,980
Tyson Foods, Inc. (Class A Stock)	58,813	742,808

		2,438,972

Healthcare Equipment & Supplies — 0.1%
Baxter International, Inc.	1,012	57,694

Healthcare Providers & Services — 3.4%
Aetna, Inc.	10,789	300,258
Omnicare, Inc.	43,004	968,450
WellPoint, Inc.(a)	9,588	454,088

		1,722,796

Household Products — 2.1%
Kimberly-Clark Corp.	18,619	1,098,149

Independent Power Producers & Energy Traders — 1.8%
NRG Energy, Inc.(a)	33,225	936,613

Insurance — 3.2%
Arch Capital Group, Ltd.(a)	1,482	$100,094
Axis Capital Holdings Ltd.	23,239	701,353
Berkshire Hathaway, Inc. (Class B Stock)(a)	97	322,331
Travelers Cos., Inc. (The)	11,007	541,875

		1,665,653

Internet & Catalog Retail — 1.5%
Ticketmaster Entertainment, Inc.(a)	66,609	778,659

Internet Software & Services — 3.4%
Google, Inc. (Class A Stock)(a)	977	484,445
IAC/InterActiveCorp(a)	62,914	1,270,234

		1,754,679

Media — 5.7%
Comcast Corp. (Class A Stock)	55,898	944,117
Liberty Global, Inc. (Class C Stock)(a)	50,886	1,142,900
Time Warner Cable, Inc.	19,444	837,842

		2,924,859

Multi-Utilities — 2.0%
Sempra Energy	20,239	1,008,104

Office Electronics — 0.6%
Xerox Corp.	42,486	328,842

Oil, Gas & Consumable Fuels — 16.7%
Anadarko Petroleum Corp.	12,286	770,701
Apache Corp.	10,909	1,001,773
Canadian Natural Resources Ltd.	11,280	757,903
Chesapeake Energy Corp.	17,785	505,094
EOG Resources, Inc.	9,125	762,029
Noble Energy, Inc.	5,585	368,387
Occidental Petroleum Corp.	12,921	1,013,006
Petroleo Brasileiro SA (Brazil), ADR	19,013	872,697
Suncor Energy, Inc.	14,604	504,714
Williams Cos., Inc. (The)	50,271	898,343
XTO Energy, Inc.	27,174	1,122,830

		8,577,477

Pharmaceuticals — 5.5%
Mylan, Inc.(a)	79,392	1,271,065
Sanofi-Aventis SA (France), ADR	19,744	729,541
Shire PLC (Ireland), ADR	7,088	370,632
Wyeth	8,797	427,358

		2,798,596

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.(a)	69,841	395,300
Marvell Technology Group Ltd.(a)	33,975	550,055

		945,355

Software — 7.7%
CA, Inc.	68,191	1,499,520
Microsoft Corp.	16,209	419,651
Nuance Communications, Inc.(a)	34,198	511,602
Symantec Corp.(a)	91,286	1,503,480

		3,934,253

Thrifts & Mortgage Finance — 0.7%
People’s United Financial, Inc.	22,643	352,325

Wireless Telecommunication Services — 4.8%
MetroPCS Communications, Inc.(a)	74,114	693,707
NII Holdings, Inc.(a)	59,538	1,784,949

		2,478,656

TOTAL LONG-TERM INVESTMENTS (cost $47,745,892)		47,536,630

SHORT-TERM INVESTMENT — 100.4%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series(b) (cost $51,533,449)	51,533,449	51,533,449

TOTAL INVESTMENTS — 193.0% (cost $99,279,341)		99,070,079

Liabilities in excess of other assets — (93.0)%		(47,749,709)

NET ASSETS — 100.0%		$51,320,370

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$47,536,630	$—	$—
Affiliated Money Market Mutual Fund	51,533,449	—	—

	$99,070,079	$—	$—
Other Financial Instruments*	—	—	—

Total	$99,070,079	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of September 25, 2009 (commencement of Portfolio) and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%

COMMON STOCKS — 95.5%

Australia — 2.5%
BHP Billiton Ltd.	150,939	$4,978,046
Rio Tinto Ltd.	31,589	1,641,672

		6,619,718

Belgium — 1.0%
Anheuser-Busch InBev NV	61,350	2,801,491

Brazil — 2.0%
Petroleo Brasileiro SA, ADR	55,020	2,525,418
Vale SA, ADR(a)	125,019	2,891,689

		5,417,107

Canada
Nortel Networks Corp.*	2,492	217

China — 1.2%
China Life Insurance Co. Ltd. (Class H Stock)	316,000	1,378,597
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,530,000	1,897,450

		3,276,047

Finland — 1.1%
Nokia Oyj	193,417	2,844,534

France — 14.3%
Accor SA	48,456	2,697,357
AXA SA	133,646	3,618,080
BNP Paribas	51,858	4,143,419
Cie de Saint-Gobain	47,750	2,477,080
GDF Suez	30,210	1,341,493
Imerys SA	34,022	1,952,372
Lafarge SA	38,064	3,406,131
LVMH Moet Hennessy Louis Vuitton SA	21,210	2,133,229
Pernod-Ricard SA	30,686	2,436,972
PPR	18,590	2,382,782
Sanofi-Aventis SA	52,286	3,837,133
Total SA	132,471	7,871,378

		38,297,426

Germany — 7.7%
Bayer AG	49,720	3,445,098
Deutsche Post AG	71,500	1,339,265
E.ON AG	106,229	4,504,970
Linde AG	21,300	2,309,037
RWE AG	11,800	1,095,976
SAP AG	51,221	2,494,490
Siemens AG	40,312	3,732,942
Symrise AG	80,740	1,539,514

		20,461,292

Greece — 0.5%
Piraeus Bank SA*	68,897	1,277,401

Hong Kong — 2.2%
China Mobile Ltd.	145,000	1,420,165
CNOOC Ltd.	927,000	1,249,769
Esprit Holdings Ltd.	265,300	1,777,663

Hang Lung Properties Ltd.	398,000	1,457,158

		5,904,755

Israel — 0.9%
Teva Pharmaceutical Industries Ltd., ADR	50,500	2,553,280

Italy — 3.6%
ENI SpA	142,388	3,558,867
Intesa Sanpaolo SpA*	647,725	2,864,886
UniCredit SpA*	814,175	3,181,116

		9,604,869

Japan — 16.2%
Astellas Pharma, Inc.	49,700	2,037,889
Canon, Inc.	89,550	3,587,949
Daikin Industries Ltd.	39,100	1,400,749
East Japan Railway Co.	27,800	2,004,354
Honda Motor Co. Ltd.	125,200	3,802,294
Japan Tobacco, Inc.	944	3,227,465
Komatsu Ltd.	144,500	2,696,570
Kubota Corp.	130,000	1,077,018
Mitsubishi Corp.	136,900	2,753,377
Mitsubishi UFJ Financial Group, Inc.	390,300	2,085,820
Mitsui Fudosan Co. Ltd.	101,000	1,700,682
Murata Manufacturing Co. Ltd.	37,600	1,775,302
Nidec Corp.	33,800	2,736,308
Nintendo Co. Ltd.	8,500	2,167,588
Nomura Holdings, Inc.	154,300	945,839
Shin-Etsu Chemical Co. Ltd.	33,000	2,024,492
SMC Corp.	16,500	2,021,322
Sumitomo Corp.	219,600	2,253,033
Sumitomo Mitsui Financial Group, Inc.	54,400	1,885,629
Yahoo! Japan Corp.	3,465	1,174,018

		43,357,698

Mexico — 1.1%
America Movil SAB de CV (Class L Stock), ADR	37,400	1,639,242
Fomento Economico Mexicano SAB de CV, ADR	33,330	1,268,206

		2,907,448

Netherlands — 3.2%
ING Groep NV, ADR*	184,841	3,299,959
Koninklijke Philips Electronics NV	53,022	1,291,100
Reed Elsevier NV	212,651	2,399,232
Wolters Kluwer NV	73,446	1,568,638

		8,558,929

Spain — 3.8%
Banco Bilbao Vizcaya Argentaria SA	194,287	3,448,697
Industria de Diseno Textil SA	28,960	1,661,674
Telefonica SA	184,670	5,095,342

		10,205,713

Sweden — 0.6%
Atlas Copco AB (Class A Stock)	122,500	1,577,958

Switzerland — 8.9%
ABB Ltd.*	175,697	3,526,486
Adecco SA	4,188	222,676
Holcim Ltd.*	42,574	2,920,980
Nestle SA	135,502	5,774,166

Novartis AG	77,622	3,883,722
Roche Holding AG	28,120	4,545,112
Zurich Financial Services AG	11,945	2,841,303

		23,714,445

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	115,962	1,270,943

United Kingdom — 24.2%
Autonomy Corp. PLC*	49,840	1,297,535
Barclays PLC*	442,450	2,616,290
BG Group PLC	192,481	3,343,778
British Land Co. PLC, REIT	229,666	1,744,187
Burberry Group PLC	281,566	2,265,686
Centrica PLC	380,390	1,529,536
GlaxoSmithKline PLC	178,243	3,502,362
HSBC Holdings PLC	672,991	7,705,354
ICAP PLC	317,366	2,143,940
Imperial Tobacco Group PLC	110,270	3,186,220
Man Group PLC	370,909	1,963,259
Marks & Spencer Group PLC	414,990	2,401,519
Prudential PLC	309,683	2,976,960
Rio Tinto PLC	38,391	1,637,256
Royal Dutch Shell PLC (Class A Stock)	153,670	4,396,290
Standard Chartered PLC	193,590	4,770,757
Tesco PLC	637,234	4,069,531
Vodafone Group PLC	2,555,050	5,724,893
WM Morrison Supermarkets PLC	312,010	1,382,733
Wolseley PLC*	70,964	1,709,115
WPP PLC	319,832	2,744,834
Xstrata PLC*	98,578	1,453,337

		64,565,372

TOTAL COMMON STOCKS (cost $254,575,444)		255,216,643

RIGHTS(m)* — 0.1%

France
BNP Paribas, expiring 10/01/13 (cost $0)	51,858	112,312

TOTAL LONG-TERM INVESTMENTS (cost $254,575,444)		255,328,955

SHORT-TERM INVESTMENT — 5.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $13,662,288; includes $4,058,349 of cash collateral for securities on loan)(b)(w)	13,662,288	13,662,288

TOTAL INVESTMENTS(o) — 100.7% (cost $268,237,732)		268,991,243

Liabilities in excess of other assets — (0.7)%		(1,859,029)

NET ASSETS — 100.0%		$267,132,214

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $3,846,199; cash collateral of $4,058,349 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.

(o)	As of September 30, 2009, 29 securities representing $66,863,572 and 25.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$—	$6,619,718	$—
Belgium	2,801,491	—	—
Brazil	5,417,107	—	—
Canada	217	—	—
China	—	3,276,047	—
Finland	2,844,534	—	—
France	38,297,426	—	—
Germany	20,461,292	—	—
Greece	1,277,401	—	—
Hong Kong	—	5,904,755	—
Israel	2,553,280	—	—
Italy	9,604,869	—	—
Japan	—	43,357,698	—
Mexico	2,907,448	—	—
Netherlands	8,558,929	—	—
Spain	10,205,713	—	—
Sweden	1,577,958	—	—
Switzerland	23,714,445	—	—
Taiwan	1,270,943	—	—
United Kingdom	56,860,018	7,705,354	—
Rights	112,312	—	—
Affiliated Money Market Mutual Fund	13,662,288	—	—

	$202,127,671	$66,863,572	$—

Other Financial Instruments*	—	—	—

Total	$202,127,671	$66,863,572	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/08	$2,223,830
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(2,223,830)

Balance as of 9/30/09	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2009 were as follows:

Banks	13.7%
Oil & Gas	8.6
Pharmaceuticals	7.5
Telecommunications	6.2
Insurance	5.3
Affiliated Money Market Mutual Fund	5.1
Mining	4.7
Food	4.2
Chemicals	3.6
Building Materials	3.4
Retail	3.1
Electric	2.6
Media	2.5
Distribution/Wholesale	2.4
Beverages	2.4
Agriculture	2.4
Electronics	2.2
Machinery — Construction & Mining	1.6
Automobile Manufacturers	1.4
Software	1.4
Miscellaneous Manufacturing	1.4
Office Equipment	1.3
Engineering & Construction	1.3
Transportation	1.3
Diversified Financial Services	1.2
Real Estate	1.1
Building Products	1.1
Lodging	1.0
Apparel	0.9
Toys	0.8
Holding Companies — Diversified	0.8
Hand/Machine Tools	0.8
Investment Companies	0.7
Real Estate Investment Trusts	0.7
Gas	0.6
Semiconductors	0.5
Internet	0.4
Machinery	0.4
Commercial Services	0.1

100.7
Liabilities in excess of other assets	(0.7)

100.0%

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%

COMMON STOCKS

Aerospace & Defense — 4.1%
Boeing Co. (The)	51,100	$2,767,065
Empresa Brasileira de Aeronautica SA, ADR (Brazil)*(a)	335,300	7,691,782
General Dynamics Corp.(a)	330,000	21,318,000
Lockheed Martin Corp.	319,100	24,915,328
Northrop Grumman Corp.	210,600	10,898,550
United Technologies Corp.	630,000	38,385,900

		105,976,625

Beverages — 0.8%
PepsiCo, Inc.(a)	350,000	20,531,000

Biotechnology — 0.6%
Amgen, Inc.*	260,000	15,659,800

Chemicals — 1.2%
Air Products & Chemicals, Inc.	200,000	15,516,000
Eastman Chemical Co.	98,800	5,289,752
PPG Industries, Inc.	184,700	10,751,387

		31,557,139

Commercial Banks — 10.1%
Bank of America Corp.	4,453,954	75,360,902
Fifth Third Bancorp	1,150,000	11,649,500
KeyCorp	1,065,700	6,927,050
Northern Trust Corp.	200,000	11,632,000
PNC Financial Services Group, Inc.(a)	1,262,600	61,349,734
Regions Financial Corp.	890,500	5,530,005
U.S. Bancorp	650,000	14,209,000
Wells Fargo & Co.(a)	2,605,383	73,419,693

		260,077,884

Commercial Services — 0.8%
MasterCard, Inc. (Class A Stock)(a)	100,000	20,215,000

Commercial Services & Supplies — 1.1%
Waste Management, Inc.(a)	950,000	28,329,000

Computer Services & Software — 0.4%
Oracle Corp.	485,000	10,107,400

Computers — 2.6%
Hewlett-Packard Co.	865,000	40,836,650
International Business Machines Corp.	230,000	27,510,300

		68,346,950

Diversified Financial Services — 4.0%
American Express Co.	500,000	16,950,000
Capital One Financial Corp.(a)	800,000	28,584,000
Citigroup, Inc.	2,312,701	11,193,473
Goldman Sachs Group, Inc. (The)	250,000	46,087,500

		102,814,973

Diversified Manufacturing — 0.9%
General Electric Co.	1,350,000	22,167,000

Electric — 1.1%
Public Service Enterprise Group, Inc.	930,000	29,239,200

Electric Utilities — 3.2%
American Electric Power Co., Inc.	530,000	16,424,700
Edison International	241,300	8,102,854
Exelon Corp.	325,200	16,136,424
FirstEnergy Corp.	230,000	10,515,600
FPL Group, Inc.	207,950	11,485,078
PG&E Corp.	465,000	18,827,850

		81,492,506

Electronic Components & Equipment — 0.5%
Emerson Electric Co.	300,000	12,024,000

Electronic Equipment & Instruments — 0.6%
Tyco Electronics Ltd. (Switzerland)	726,225	16,180,293

Electronics — 0.4%
Thermo Fisher Scientific, Inc.*(a)	230,000	10,044,100

Entertainment & Leisure — 0.5%
Carnival Corp. (Panama)	430,000	14,310,400

Financial Services — 3.9%
Franklin Resources, Inc.	185,000	18,611,000
JPMorgan Chase & Co.	1,856,900	81,369,358

		99,980,358

Food — 1.3%
Nestle SA (Switzerland)	600,103	25,572,275
Nestle SA, ADR (Switzerland)	200,000	8,538,000

		34,110,275

Food & Staples Retailing — 1.2%
Safeway, Inc.	690,400	13,614,688
Wal-Mart Stores, Inc.	350,000	17,181,500

		30,796,188

Healthcare Products — 1.2%
Boston Scientific Corp.*(a)	1,250,000	13,237,500
Covidien PLC (Ireland)	400,000	17,304,000

		30,541,500

Healthcare Providers & Services — 0.8%
Aetna, Inc.	361,820	10,069,451
UnitedHealth Group, Inc.	398,030	9,966,671

		20,036,122

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	665,000	37,951,550

Household Durables — 0.1%
Fortune Brands, Inc.	62,600	2,690,548

Industrial Conglomerates — 0.4%
Tyco International Ltd. (Switzerland)	318,325	10,975,846

Insurance — 5.6%
ACE Ltd. (Switzerland)*	200,000	10,692,000
Allstate Corp. (The)	350,800	10,741,496
Genworth Financial, Inc. (Class A Stock)*	542,700	6,485,265
Lincoln National Corp.(a)	1,350,000	34,978,500

MetLife, Inc.	1,246,614	47,458,595
Travelers Cos., Inc. (The)	366,500	18,042,795
Unum Group	187,950	4,029,648
XL Capital Ltd. (Class A Stock) (Cayman Islands)	631,800	11,031,228

		143,459,527

Internet Software & Services — 0.1%
eBay, Inc.*	134,300	3,170,823

Leisure Equipment & Products — 0.1%
Harley-Davidson, Inc.(a)	141,600	3,256,800

Machinery & Equipment — 1.4%
Cummins, Inc.	245,000	10,978,450
Deere & Co.	275,000	11,803,000
PACCAR, Inc.(a)	344,500	12,991,095

		35,772,545

Media — 1.0%
Comcast Corp. (Class A Stock)	841,100	13,524,888
Walt Disney Co. (The)(a)	430,000	11,807,800

		25,332,688

Metals & Mining — 2.8%
Alcoa, Inc.	34,600	453,952
BHP Billiton Ltd., ADR (Australia)	335,000	22,113,350
Freeport-McMoRan Copper & Gold, Inc.	350,000	24,013,500
Nucor Corp.	305,000	14,338,050
Peabody Energy Corp.	300,000	11,166,000

		72,084,852

Multi-Line Retail — 0.4%
JC Penney Co., Inc.(a)	323,700	10,924,875

Multi-Utilities — 0.2%
Wisconsin Energy Corp.	131,900	5,957,923

Oil, Gas & Consumable Fuels — 14.8%
Anadarko Petroleum Corp.(a)	730,000	45,792,900
Apache Corp. (Class A Stock)	235,000	21,580,050
Chevron Corp.	676,772	47,665,052
ConocoPhillips	299,300	13,516,388
Diamond Offshore Drilling, Inc.(a)	103,083	9,846,488
Exxon Mobil Corp.	700,000	48,027,000
Hess Corp.	725,000	38,758,500
Occidental Petroleum Corp.	645,000	50,568,000
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	472,100	26,329,017
Total SA, ADR (France)	835,000	49,482,100
Transocean Ltd. (Switzerland)*	240,000	20,527,200
XTO Energy, Inc.	266,166	10,997,979

		383,090,674

Pharmaceuticals — 5.9%
Abbott Laboratories	600,000	29,682,000
Bristol-Myers Squibb Co.	1,263,400	28,451,768
Eli Lilly & Co.	534,500	17,654,535
Merck & Co., Inc.(a)	710,700	22,479,441
Pfizer, Inc.	2,886,200	47,766,610
Schering-Plough Corp.	192,900	5,449,425

		151,483,779

Railroads — 1.2%
Burlington Northern Santa Fe Corp.	380,000	30,335,400

Real Estate Investment Trusts — 1.9%
AvalonBay Communities, Inc.(a)	250,000	18,182,500
Boston Properties, Inc.(a)	290,000	19,009,500
Equity Residential Properties Trust(a)	400,000	12,280,000

		49,472,000

Retail & Merchandising — 4.1%
Best Buy Co., Inc.(a)	1,000,000	37,520,000
CVS Caremark Corp.(a)	900,000	32,166,000
Target Corp.	445,000	20,772,600
TJX Cos., Inc.	400,000	14,860,000

		105,318,600

Semiconductors — 0.5%
Applied Materials, Inc.	950,000	12,730,000

Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	830,000	16,243,100

Software — 2.5%
BMC Software, Inc.*	142,700	5,355,531
CA, Inc.	973,019	21,396,688
Microsoft Corp.	1,438,050	37,231,114

		63,983,333

Specialty Retail — 1.9%
Gap, Inc. (The)	188,800	4,040,320
Home Depot, Inc. (The)	405,425	10,800,522
Limited Brands, Inc.	632,100	10,739,379
Staples, Inc.	1,060,000	24,613,200

		50,193,421

Telecommunications — 4.3%
AT&T, Inc.	1,725,000	46,592,250
Cisco Systems, Inc.*	630,000	14,830,200
Ericsson, L.M. Telefonaktiebolaget, ADR (Sweden)(a)	1,325,000	13,276,500
Verizon Communications, Inc.	1,200,000	36,324,000

		111,022,950

Textiles, Apparel & Luxury Goods — 1.3%
Jones Apparel Group, Inc.	394,600	7,075,178
NIKE, Inc. (Class B Stock)(a)	400,000	25,880,000

		32,955,178

Tobacco — 0.3%
Philip Morris International, Inc.(a)	167,150	8,146,891

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC, ADR (United Kingdom)(a)	719,700	16,193,250

TOTAL LONG-TERM INVESTMENTS (cost $2,150,405,172)		2,447,284,266

SHORT-TERM INVESTMENT — 15.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $391,013,890; includes $328,944,679 of cash collateral for securities on loan)(b)(w)	391,013,890	391,013,890

TOTAL INVESTMENTS — 110.0% (cost $2,541,419,062)	2,838,298,156

Liabilities in excess of other assets — (10.0)%	(257,146,316)

NET ASSETS — 100.0%	$2,581,151,840

The following abbreviation is used in Portfolio descriptions

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $320,394,582; cash collateral of $328,944,679 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$2,447,284,266	$—	$—
Affiliated Money Market Mutual Fund	391,013,890	—	—

	$2,838,298,156	$—	$—
Other Financial Instruments*	—	—	—

Total	$2,838,298,156	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008, the Portfolio had one level 3 security with a fair value of $0 and as of September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 94.3%

BANK LOANS(c) — 1.7%

Automotive — 0.2%
Ford Motor Co.	NR	3.29%	12/15/13	$996	$882,148

Electronics — 0.1%
Palm, Inc.	NR	3.50%	04/24/14	250	224,375

Financial — Brokerage — 0.6%
Nuveen Investments, Inc.	NR	3.488%	11/13/14	2,277	1,964,844
Nuveen Investments, Inc.	NR	12.50%	07/31/15	750	750,000

					2,714,844

Healthcare Services — 0.4%
Biomet, Term B	NR	3.285%	03/25/15	1,985	1,908,933

Medical Supplies & Equipment — 0.2%
HCA, Inc., Term A	NR	1.783%	11/17/12	755	706,167

Textile & Apparel — 0.2%
Michael’s Stores	NR	2.563%	10/31/13	1,000	892,083

TOTAL BANK LOANS (cost $7,004,631)					7,328,550

CONVERTIBLE BONDS — 11.4%

Aerospace/Defense — 0.7%
Alliant Techsystems, Inc., Gtd. Notes	B1	2.75%	02/15/24	1,000	1,050,000
GenCorp, Inc., Sub. Notes	Caa2	2.25%	11/15/24	675	550,125
L-3 Communications Corp., Gtd. Notes	Ba2	3.00%	08/01/35	1,250	1,281,250

					2,881,375

Beverages — 0.3%
Molson Coors Brewing Co., Gtd. Notes	BBB-(d)	2.50%	07/30/13	1,250	1,414,063

Building & Construction — 0.1%
D.R. Horton, Inc., Gtd. Notes	Ba3	2.00%	05/15/14	500	571,250

Cable Television — 0.5%
General Cable Corp., Gtd. Notes	B1	1.00%	10/15/12	2,500	2,137,500

Chemicals — 0.1%
Ferro Corp., Sr. Unsec’d. Notes	B2	6.50%	08/15/13	600	531,000

Computer Hardware — 0.7%
Intel Corp., Jr. Sub. Notes(a)	A-(d)	2.95%	12/15/35	1,000	892,500
SanDisk Corp., Sr. Unsec’d. Notes	B(d)	1.00%	05/15/13	2,700	2,099,250

					2,991,750

Diversified Capital Goods — 0.1%
Ingersoll-Rand Co. Ltd., Gtd. Notes (Bermuda)	Baa1	4.50%	04/15/12	300	544,500

Electronic Components & Equipment — 0.8%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	CCC+(d)	5.75%	08/15/12	1,850	1,551,687
Itron, Inc., Sr. Sub. Notes	B-(d)	2.50%	08/01/26	1,500	1,843,125

					3,394,812

Electronics — 0.5%
FLIR Systems, Inc., Sr. Unsec’d. Notes	NR	3.00%	06/01/23	400	1,014,000
Millipore Corp., Sr. Unsec’d. Notes	BB-(d)	3.75%	06/01/26	1,000	1,040,000

					2,054,000

Energy — 0.2%
Evergreen Solar, Inc., Sr. Unsec’d. Notes	NR	4.00%	07/15/13	550	220,000

Quicksilver Resources, Inc., Sub. Notes	B-(d)	1.875%		11/01/24	500	566,250

						786,250

Financial Service — 0.3%
Textron, Inc., Sr. Unsec’d. Notes	BBB-(d)	4.50%		05/01/13	800	1,305,000

Hotels — 0.2%
Host Hotels & Resorts LP, Sr. Sec’d. Notes, 144A	BB+(d)	2.625%		04/15/27	1,000	918,750

Integrated Energy — 0.2%
SunPower Corp., Sr. Unsec’d. Notes	NR	4.75%		04/15/14	650	835,250

Leisure — 0.1%
Gaylord Entertainment Co., Gtd. Notes, 144A	NR	3.75%		10/01/14	275	276,375

Machinery — 0.3%
Roper Industries, Inc., Sr. Sub. Notes	Ba1	1.88	%(j)	01/15/34	2,000	1,260,000

Metals & Mining — 0.4%
Newmont Mining Corp., Gtd. Notes	BBB+(d)	1.25%		07/15/14	1,350	1,606,500

Metals/Mining Excluding Steel — 0.4%
Placer Dome, Inc., Sr. Unsec’d. Notes (Canada)	Baa1	2.75%		10/15/23	1,000	1,578,750

Non-Food & Drug Retailers — 0.1%
Saks, Inc., Notes, 144A	NR	7.50%		12/01/13	230	341,263

Oil Field Equipment & Services — 0.2%
Hanover Compress Co., Sr. Unsec’d. Notes	B1	4.75%		01/15/14	1,000	902,500

Pharmaceuticals — 1.1%
BioMarin Pharmaceutical, Inc., Sr. Sub. Notes	B-(d)	2.50%		03/29/13	1,000	1,240,000
Gilead Sciences, Inc., Sr. Unsec’d. Notes	NR	0.625%		05/01/13	1,200	1,567,500
Teva Pharmaceutical Finance Co. BV, Gtd. Notes (Netherlands Antilles)	Baa2	1.75%		02/01/26	1,550	1,811,562

						4,619,062

Real Estate Investment Trusts — 0.3%
ProLogis, Sr. Unsec’d. Notes	BBB-(d)	2.25%		04/01/37	1,500	1,351,875

Software Services — 1.5%
Blackboard, Inc., Sr. Unsec’d. Notes	BB-(d)	3.25%		07/01/27	500	491,875
Cadence Design Systems, Inc., Sr. Unsec’d. Notes	NR	1.375%		12/15/11	1,000	911,250
EMC Corp., Sr. Unsec’d. Notes	A-(d)	1.75%		12/01/11	1,250	1,509,375
Equinix, Inc., Sub. Notes	B-(d)	2.50%		04/15/12	1,250	1,310,937
Sybase, Inc. Sr. Unsec’d. Notes, 144A	NR	3.50%		08/15/29	1,000	1,113,750
Symantec Corp., Sr. Unsec’d. Notes	NR	0.75%		06/15/11	1,000	1,055,000

						6,392,187

Steel Producers/Products — 0.1%
ArcelorMittal, Sr. Unsec’d. Notes (Luxembourg)	Baa3	5.00%		05/15/14	370	534,188

Support-Services — 0.3%
CRA International, Inc., Sr. Sub. Notes	NR	2.875%		06/15/34	1,500	1,466,250

Telecommunications — 1.9%
Ciena Corp., Sr. Unsec’d. Notes	B+(d)	0.25%		05/01/13	2,300	1,837,125
JDS Uniphase Corp., Sr. Unsec’d. Notes	NR	1.00%		05/15/26	1,500	1,260,000
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	NR	4.00%		10/01/14	2,000	2,225,000
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B2	9.50%		08/15/16	600	631,500
Virgin Media, Inc., Sr. Unsec’d. Notes, 144A	B-(d)	6.50%		11/15/16	2,000	2,095,000

						8,048,625

TOTAL CONVERTIBLE BONDS (cost $43,819,598)						48,743,075

CORPORATE OBLIGATIONS — 77.0%

Aerospace/Defense — 0.9%
L-3 Communications Corp., Gtd. Notes	Ba2	6.125%		01/15/14	1,500	1,511,250
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	1,575	1,480,500
Spirit Aerosystems, Inc., Gtd. Notes, 144A	B2	7.50%		10/01/17	200	199,000
Vought Aircraft Industry, Inc., Sr. Notes	B3	8.00%		07/15/11	650	643,500

						3,834,250

Airlines — 0.1%
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.50%		09/15/14	250	250,000

Auto Loans — 0.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.25%		10/25/11	1,200	1,165,451

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Caa1	8.00%		06/01/14	1,500	1,441,495
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	9.875%		08/10/11	1,150	1,166,327

						3,773,273

Automotive — 0.1%
Ford Motor Co., Sr. Unsec’d. Notes	Caa2	9.50%		09/15/11	250	252,500

Automotive Parts & Equipment — 1.0%
Cooper-Standard Automotive, Inc., Gtd. Notes(i)	D(d)	8.375%		12/15/14	1,500	225,000
Goodyear Tire & Rubber Co. (The) Sr. Unsec’d. Notes(a)	B1	10.50%		05/15/16	925	1,003,625
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%		08/15/14	950	798,000
Tenneco, Inc., Gtd. Notes	Caa2	8.625%		11/15/14	1,000	937,500
TRW Automotive, Inc., Gtd. Notes, 144A(a)	Caa2	7.25%		03/15/17	1,500	1,320,000

						4,284,125

Banking — 1.1%
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.75%		12/01/17	2,200	2,195,989
JPMorgan Chase & Co., Jr. Sub. Notes	A2	7.90	%(c)	04/29/49	805	772,937
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba1	5.00%		11/12/13	675	618,988
USB Capital IX, Gtd. Notes	A2	6.189	%(c)	10/29/49	200	153,500
Zions Bancorporation, Sr. Notes	BBB-(d)	7.75%		09/23/14	1,250	1,118,750
Zions Bancorporation, Sub. Notes	B3	5.65%		05/15/14	75	57,542

						4,917,706

Beverages — 0.4%
Constellation Brands, Inc., Gtd. Notes(a)	Ba3	7.25%		05/15/17	1,850	1,840,750

Building & Construction — 0.9%
Beazer Homes USA, Inc., Gtd. Notes	Caa2	8.375%		04/15/12	100	88,000
Beazer Homes USA, Inc., Gtd. Notes	Caa2	8.625%		05/15/11	175	164,500
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes	B2	11.50%		05/01/13	1,025	1,081,375
KB Home, Gtd. Notes	B1	9.10%		09/15/17	950	1,026,000
Lennar Corp., Gtd. Notes	B3	12.25%		06/01/17	800	976,000
William Lyon Homes, Inc., Gtd. Notes	Caa3	10.75%		04/01/13	625	335,938

						3,671,813

Building Materials — 0.4%
Belden, Inc., Gtd. Notes	Ba2	7.00%		03/15/17	1,250	1,189,063
Owens Corning, Gtd. Notes	Ba1	9.00%		06/15/19	450	483,304

						1,672,367

Cable Television — 0.4%
CCH I Holdings LLC, Gtd. Notes(i)	D(d)	11.75%		05/15/14	2,875	28,750
CCH I Holdings LLC, Sr. Sec’d. Notes(i)	D(d)	11.00%		10/01/15	1,500	277,500
General Cable Corp., Gtd. Notes(a)	B1	7.125%		04/01/17	1,500	1,470,000

						1,776,250

Chemicals — 2.7%
Ashland, Inc., Gtd. Notes, 144A(a)	Ba3	9.125%		06/01/17	1,075	1,150,250
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.55%		05/15/19	2,000	2,248,292
Equistar Chemicals LP, Sr. Sec’d. Notes(i)	D(d)	7.55%		02/15/26	3,500	2,362,500
Ineos Group Holdings PLC, Sr. Sec’d. Notes, 144A (United Kingdom)	Caa3	8.50%		02/15/16	2,000	950,000
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes(a)	Baa2	7.30%		01/15/28	1,800	1,800,250
Nalco Co., Sr. Notes, 144A	Ba2	8.25%		05/15/17	1,250	1,312,500
Potash Corp. of Saskatchewan, Inc., Sr. Unsec’d. Notes (Canada)	Baa1	4.875%		03/30/20	550	549,370
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%		11/15/14	1,250	1,256,250

						11,629,412

Clothing & Apparel — 0.7%
Levi Strauss & Co., Sr. Unsec’d. Notes	B2	8.875%		04/01/16	2,750	2,784,375

Computer Services & Software — 0.1%
Serena Software, Inc., Gtd. Notes	Caa1	10.375%		03/15/16	500	472,500

Consumer Discretionary — 0.2%
INVISTA, Sr. Unsec’d. Notes, 144A	Ba3	9.25%		05/01/12	900	900,000

Consumer Products — 0.7%
Acco Brands Corp., Sr. Sec’d. Notes, 144A	B2	10.625%		03/15/15	125	130,625
Heinz (H.J.) Co., Sr. Unsec’d. Notes	Baa2	5.35%		07/15/13	1,000	1,073,802

Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	8.60%		05/01/14	1,650	1,845,731

						3,050,158

Consumer Products & Services — 0.6%
Brunswick Corp., Sr. Sec’d. Notes, 144A	Ba3	11.25%		11/01/16	225	245,250
Elizabeth Arden, Inc., Gtd. Notes	B1	7.75%		01/15/14	1,500	1,425,000
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	10.60%		04/15/19	750	925,863

						2,596,113

Diversified Capital Goods — 1.8%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17	1,225	1,139,250
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes (Bermuda)	Baa1	9.50%		04/15/14	1,450	1,714,973
Mueller Water Products, Inc., Gtd. Notes	Caa1	7.375%		06/01/17	1,450	1,263,312
Park-Ohio Industries, Inc., Gtd. Notes	Caa2	8.375%		11/15/14	1,641	1,263,570
RBS Global, Inc. / Rexnord Corp., Gtd. Notes	Caa2	9.50%		08/01/14	1,750	1,697,500
Sensus Metering Systems, Inc., Gtd. Notes	B3	8.625%		12/15/13	500	495,000

						7,573,605

Electric — Generation — 1.2%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B3	8.375%		05/01/16	2,750	2,571,250
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	700	687,750
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	500	483,750
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	625	604,688
RRI Energy, Inc., Sr. Sec’d. Notes	B1	6.75%		12/15/14	652	669,930

						5,017,368

Electric — Integrated — 1.5%
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%		05/01/31	3,000	2,505,000
Nevada Power Co., General Refinance Mortgage	Baa3	5.875%		01/15/15	1,000	1,065,329
Northeast Utilities, Sr. Unsec’d. Notes	Baa2	5.65%		06/01/13	1,200	1,240,037
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	6.40%		11/01/11	500	535,876
PSEG Power LLC, Gtd. Notes, 144A	Baa1	5.32%		09/15/16	1,237	1,268,183

						6,614,425

Electronic Components & Equipment — 2.3%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Caa1	7.75%		11/01/12	2,275	2,047,500
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17	1,500	1,509,375
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB-(d)	5.50%		09/14/15	700	720,045
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	8.875%		12/15/14	1,200	918,000
KLA-Tencor Corp., Sr. Unsec’d. Notes	Baa1	6.90%		05/01/18	875	914,609
NXP BV/NXP Funding LLC, Sr. Sec’d. Notes (Netherlands)	C	3.259	%(c)	10/15/13	450	325,125
Texas Competitive Electric Holdings Co., LLC, Gtd. Notes(a)	Caa2	10.25%		11/01/15	4,450	3,204,000

						9,638,654

Energy — 0.1%
Quicksilver Resources, Inc., Gtd. Notes	B2	8.25%		08/01/15	550	536,250

Energy — Exploration & Production — 2.9%
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	7.00%		08/15/14	1,000	967,500
Cimarex Energy Co., Gtd. Notes	Ba3	7.125%		05/01/17	2,000	1,860,000
Forest Oil Corp., Gtd. Notes(a)	B1	7.25%		06/15/19	2,475	2,314,125
KCS Energy, Inc., Gtd. Notes	B3	7.125%		04/01/12	1,250	1,237,500
Kerr-McGee Corp., Gtd. Notes	Baa3	6.95%		07/01/24	2,550	2,730,152
Questar Market Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.80%		03/01/20	400	411,682
Range Resources Corp., Gtd. Notes	Ba3	7.375%		07/15/13	1,025	1,032,688
Range Resources Corp., Gtd. Notes	Ba3	8.00%		05/15/19	250	256,250
Ras Laffan Liquefied Natural Gas Co. Ltd. III., Sr. Sec’d. Notes, 144A (Qatar)	Aa2	5.50%		09/30/14	650	690,055
SEACOR Holdings, Inc., Sr. Notes	Ba1	7.375%		10/01/19	1,050	1,054,712

						12,554,664

Environmental — 0.4%
Allied Waste North America, Inc., Gtd. Notes	Baa3	7.25%		03/15/15	800	835,000

Clean Harbors, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.625%		08/15/16	700	716,625

						1,551,625

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes	Baa2	5.90%		04/01/17	225	222,449

Financial Services — 2.1%
American Express Credit Corp., Sr. Unsec’d. Notes(a)	A2	7.30%		08/20/13	1,000	1,108,992
CIT Group, Inc., Sr. Unsec’d. Notes(p)	Ca	5.20%		11/03/10	950	651,538
GMAC LLC, Gtd. Notes, 144A(a)	Ca	6.75%		12/01/14	1,000	850,000
GMAC LLC, Gtd. Notes, 144A(a)	Ca	7.25%		03/02/11	1,899	1,827,787
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa3	6.375%		03/25/13	1,500	1,202,937
Lazard Group LLC, Sr. Unsec’d. Notes	Ba1	7.125%		05/15/15	700	706,985
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.00%		04/28/15	1,500	1,588,455
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.60%		08/15/19	1,000	1,104,266
Washington Mutual Bank, Sub. Notes(i)	NR	6.875%		06/15/11	1,350	3,375
ZFS Finance USA Trust, Jr. Sub. Notes, 144A	Baa1	6.50	%(c)	05/09/37	157	127,170

						9,171,505

Food — 0.5%
Del Monte Corp., Sr. Sub. Notes, 144A	B1	7.50%		10/15/19	350	353,500
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.20%		03/17/15	1,585	1,713,642

						2,067,142

Food & Drug Retailers — 2.2%
Duane Reade, Inc., Sr. Sec’d. Notes, 144A	Caa1	11.75%		08/01/15	1,250	1,312,500
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	B1	8.875%		05/15/17	2,100	2,152,500
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.25%		05/01/13	1,000	1,005,000
Rite Aid Corp., Gtd. Notes(a)	Caa3	9.375%		12/15/15	1,500	1,218,750
Stater Brothers Holdings, Gtd. Notes	B2	8.125%		06/15/12	1,750	1,758,750
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.50%		11/15/14	2,000	2,010,000

						9,457,500

Food — Wholesale — 0.5%
Dole Food Co., Inc., Gtd. Notes	Caa1	8.75%		07/15/13	1,875	1,870,313
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes	Caa2	10.625%		04/01/17	300	306,375

						2,176,688

Forestry/Paper — 1.8%
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	8.25%		05/01/16	2,500	2,593,750
Graphic Packaging International Corp., Gtd. Notes(a)	B3	9.50%		08/15/13	1,400	1,442,000
Graphic Packaging International Corp., Gtd. Notes, 144A	B3	9.50%		06/15/17	100	106,250
Sealed Air Corp., Sr. Notes, 144A	Baa3	7.875%		06/15/17	1,000	1,054,491
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15	1,500	1,320,000
Stone Container Enterprises, Inc., Sr. Unsec’d. Notes(a)(i)	D(d)	8.00%		03/15/17	1,000	710,000
Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	7.375%		10/01/19	400	399,018

						7,625,509

Gaming — 3.4%
Ameristar Casinos, Inc., Sr. Unsec’d. Notes, 144A	B2	9.25%		06/01/14	150	155,625
Boyd Gaming Corp., Sr. Sub. Notes(a)	B3	7.125%		02/01/16	1,000	880,000
Downstream Development Authority of The Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	Caa1	12.00%		10/15/15	600	465,000
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	Caa1	11.25%		06/01/17	1,100	1,111,000
Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Sr. Sec’d. Notes, 144A	Caa1	11.25%		06/01/17	200	205,500
International Game Technology, Sr. Unsec’d. Notes	Baa2	7.50%		06/15/19	375	415,556
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.00%		03/01/14	750	667,500
Las Vegas Sands Corp., Sr. Sec’d. Notes(a)	B3	6.375%		02/15/15	2,275	2,036,125
MGM Mirage, Gtd. Notes	Caa2	6.75%		09/01/12	600	502,500
River Rock Entertainment Authority, Sr. Sec’d. Notes	B2	9.75%		11/01/11	2,505	2,304,600
Scientific Games Corp., Gtd. Notes	Ba3	6.25%		12/15/12	1,025	994,250
Scientific Games International, Inc., Sr. Notes, 144A	Ba3	9.25%		06/15/19	350	364,000
Seneca Gaming Corp., Sr. Unsec’d. Notes(a)	Ba2	7.25%		05/01/12	1,500	1,387,500
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A	Caa1	9.375%		06/15/15	500	360,000
Snoqualmie Entertainment Authority, Sr. Sec’d. Notes, 144A	Caa1	9.125%		02/01/15	2,300	1,219,000
Station Casinos, Inc., Sr. Sub. Notes(i)	D(d)	6.50%		02/01/14	1,000	35,000

Turning Stone Resort Casino Enterprise, Sr. Unsec’d. Notes, 144A	B1	9.125%		12/15/10	1,500	1,485,000

						14,588,156

Gas Distribution — 3.3%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17	200	196,000
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%		06/01/18	2,000	1,967,176
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	8.25%		02/15/16	675	691,875
El Paso Natural Gas Co., Sr. Unsec’d. Notes	Baa3	5.95%		04/15/17	1,250	1,291,340
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes(a)	Ba3	6.75%		05/01/14	1,350	1,284,188
Inergy LP / Inergy Finance Corp., Gtd. Notes	B1	8.25%		03/01/16	2,976	2,990,880
Markwest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes	B2	6.875%		11/01/14	1,539	1,446,660
Northwest Pipeline Corp., Notes	Baa2	6.05%		06/15/18	175	188,337
Pacific Energy Partners LP/Pacific Energy Finance Corp., Gtd. Notes	Baa3	6.25%		09/15/15	500	508,693
Panhandle Eastern Pipeline Co., Sr. Unsec’d. Notes	Baa3	7.00%		06/15/18	260	289,317
Williams Cos., Inc., Sr. Unsec’d. Notes(a)	Baa3	7.875%		09/01/21	1,500	1,622,492
Williams Partners LP/Williams Partners Finance Co., Sr. Unsec’d. Notes	Ba2	7.25%		02/01/17	1,625	1,596,905

						14,073,863

Health Services — 2.6%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%		12/15/12	500	482,500
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%		12/15/14	2,250	2,188,125
Bio-Rad Laboratories, Inc., Sr. Sub. Notes, 144A	Ba3	8.00%		09/15/16	500	518,750
Hanger Orthopedic Group, Inc., Gtd. Notes	B3	10.25%		06/01/14	400	424,000
United Surgical Partners International, Inc., Gtd. Notes(a)	Caa1	8.875%		05/01/17	2,250	2,210,625
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	1,500	1,558,558
Vanguard Health Holdings Co. II LLC, Gtd. Notes	Caa1	9.00%		10/01/14	2,500	2,550,000
VWR Funding, Inc., Gtd. Notes, PIK	Caa1	10.25%		07/15/15	1,500	1,368,750

						11,301,308

Healthcare Products — 0.5%
Bausch & Lomb, Inc., Sr. Unsec’d. Notes(a)	Caa1	9.875%		11/01/15	2,100	2,199,750

Healthcare Services — 2.0%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17	750	798,750
CHS / Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15	2,500	2,562,500
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15	600	594,000
National Mentor Holdings, Inc., Gtd. Notes	Caa1	11.25%		07/01/14	250	238,125
Select Medical Corp., Gtd. Notes	B3	7.625%		02/01/15	1,800	1,685,250
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%		04/15/15	1,750	1,741,250
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B2	8.875%		07/01/19	1,000	1,055,000

						8,674,875

Hotels — 1.6%
Felcor Lodging LP, Gtd. Notes	Caa1	9.00%		06/01/11	1,400	1,405,250
Felcor Lodging LP, Sr. Sec’d. Notes, 144A	B2	10.00%		10/01/14	400	387,000
Host Hotels & Resorts LP, Gtd. Notes(a)	Ba1	7.00%		08/15/12	2,525	2,547,094
Host Marriott LP, Gtd. Notes	Ba1	6.375%		03/15/15	250	236,875
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa1	5.75%		08/15/15	500	509,800
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.25%		02/15/13	357	351,645
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.75%		05/15/18	875	825,781
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	7.875%		10/15/14	500	523,750

						6,787,195

Insurance — 1.8%
American International Group, Inc., Sr. Unsec’d. Notes	A3	8.25%		08/15/18	1,250	1,062,290
AXA SA, Jr. Sub. Notes, 144A (France)	Baa1	6.379	%(c)	12/29/49	525	417,375
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.75	%(c)	06/15/58	2,500	2,375,000
Metlife Capital Trust, Jr. Sub. Notes, 144A(a)	Baa1	9.25	%(c)	04/08/38	2,000	2,080,000
USI Holdings Corp., Gtd. Notes, 144A	B3	4.315	%(c)	11/15/14	1,375	1,142,969

Willis North America, Inc., Gtd. Notes	Baa3	7.00%		09/29/19	625	642,637

						7,720,271

Leisure — 0.7%
Gaylord Entertainment Co., Gtd. Notes	Caa2	6.75%		11/15/14	650	601,250
Gaylord Entertainment Co., Gtd. Notes	Caa2	8.00%		11/15/13	1,000	1,025,000
Speedway Motorsports, Inc., Sr. Unsec’d. Notes, 144A	Ba1	8.75%		06/01/16	1,350	1,404,000

						3,030,250

Machinery — 1.2%
Baldor Electric Co., Gtd. Notes(a)	B3	8.625%		02/15/17	3,700	3,755,500
Gardner Denver, Inc., Gtd. Notes	B1	8.00%		05/01/13	1,625	1,560,000

						5,315,500

Media — Broadcasting — 0.8%
Allbritton Communications Co., Sr. Sub. Notes	Caa1	7.75%		12/15/12	1,000	940,000
CBS Corp., Gtd. Notes	Baa3	8.875%		05/15/19	1,500	1,654,403
Discovery Communications LLC, Gtd. Notes	Baa2	5.625%		08/15/19	550	564,407
Fox Acquisition Sub LLC, Sr. Notes, 144A	Caa3	13.375%		07/15/16	275	174,625

						3,333,435

Media — Cable — 2.2%
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba3	8.625%		02/15/19	1,550	1,639,125
DirecTV Holdings LLC/DirecTV Financing Co., Gtd. Notes	Ba2	6.375%		06/15/15	2,150	2,176,875
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.125%		02/01/16	1,000	992,500
Mediacom Broadband LLC, Sr. Unsec’d. Notes(a)	B3	8.50%		10/15/15	2,500	2,525,000
Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 144A	B3	9.125%		08/15/19	1,000	1,027,500
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	7.50%		04/01/14	750	860,198

						9,221,198

Media — Services — 1.1%
Affinion Group, Inc., Gtd. Notes	Caa1	11.50%		10/15/15	750	770,625
Affinion Group, Inc., Gtd. Notes, 144A	B2	10.125%		10/15/13	275	283,250
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes(a)	Ba3	6.25%		11/15/14	1,860	1,760,025
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes, 144A(a)	Ba3	10.00%		07/15/17	325	351,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	Caa1	11.50%		05/01/16	125	132,969
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.50%		06/15/16	1,250	1,318,750

						4,616,619

Medical Supplies & Equipment — 1.7%
Baxter International, Inc., Sr. Unsec’d. Notes	A3	5.375%		06/01/18	200	216,744
Centene Corp., Sr. Unsec’d. Notes	Ba3	7.25%		04/01/14	850	828,750
HCA, Inc., Sec’d. Notes	B2	9.125%		11/15/14	2,025	2,090,812
HCA, Inc., Sr. Sec’d. Notes, 144A(a)	BB(d)	8.50%		04/15/19	2,250	2,351,250
Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125%		02/10/19	725	771,805
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.00%		03/01/14	775	837,834

						7,097,195

Metals & Mining — 0.8%
Aleris International, Inc., Gtd. Notes(i)	D(d)	10.00%		12/15/16	1,025	1,025
Barrick Gold Corp., Sr. Unsec’d. Notes (Canada)	Baa1	6.95%		04/01/19	225	263,415
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	2,000	2,127,500
Noranda Aluminium Acquisition Corp., Gtd. Notes, PIK	Caa2	5.413	%(c)	05/15/15	1,762	1,242,515

						3,634,455

Metals/Mining Excluding Steel — 1.4%
Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom)	Baa1	9.375%		04/08/14	250	291,250
Arch Coal, Inc., Gtd. Notes, 144A	B1	8.75%		08/01/16	300	309,000
Foundation PA Coal Co. LLC, Gtd. Notes	Ba3	7.25%		08/01/14	575	571,406
Peabody Energy Corp., Gtd. Notes	Ba1	5.875%		04/15/16	1,500	1,428,750
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	9.75%		05/15/14	450	495,000
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)(a)	Ba2	10.75%		05/15/19	2,500	2,906,250

						6,001,656

Non-Food & Drug Retailers — 2.2%
Brookstone Co., Inc., Sr. Sec’d. Notes	Caa3	12.00%		10/15/12	1,000	455,000

JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.125%	11/15/23	668	614,560
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.95%	04/01/17	650	672,750
JC Penney Corp., Inc., Sr. Unsec’d. Notes, MTN	Ba1	6.875%	10/15/15	100	100,083
Ltd. Brands, Inc., Sr. Unsec’d. Notes	Ba3	5.25%	11/01/14	375	347,899
Ltd. Brands, Inc., Sr. Unsec’d. Notes	Ba3	6.90%	07/15/17	2,550	2,404,530
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	5.90%	12/01/16	2,700	2,473,718
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	6.375%	03/15/37	550	433,314
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	8.875%	07/15/15	725	756,320
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	01/15/18	800	829,164
Toys R US Property Co. I LLC, Gtd. Notes, 144A	B3	10.75%	07/15/17	425	456,875

					9,544,213

Oil & Gas — 2.4%
Airgas, Inc., Gtd. Notes, 144A	Ba1	7.125%	10/01/18	275	283,594
Key Energy Services, Inc., Gtd. Notes	B1	8.375%	12/01/14	2,500	2,375,000
Marathon Oil Corp., Sr. Unsec’d. Notes	Baa1	7.50%	02/15/19	750	865,070
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	6.50%	04/15/18	1,440	1,530,906
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	1,750	1,745,625
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.875%	03/01/18	1,000	1,037,234
Tesoro Corp., Gtd. Notes	Ba1	6.25%	11/01/12	1,250	1,225,000
Tesoro Corp., Gtd. Notes	Ba1	9.75%	06/01/19	1,000	1,040,000

					10,102,429

Oil Field Equipment & Services — 1.0%
Cie Generale de Geophysique-Veritas, Sr. Notes, 144A (France)	Ba3	9.50%	05/15/16	750	793,125
Complete Production Services, Inc., Gtd. Notes(a)	B1	8.00%	12/15/16	750	682,500
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%	11/01/14	1,101	1,078,980
National-Oilwell Varco, Inc., Sr. Unsec’d. Notes	A3	6.125%	08/15/15	1,000	1,018,600
Pride International, Inc., Sr. Unsec’d. Notes	Ba1	7.375%	07/15/14	775	794,375

					4,367,580

Packaging — 1.9%
Ball Corp., Gtd. Notes	Ba1	7.375%	09/01/19	900	913,500
Crown Americas LLC / Crown Americas Capital Corp. II, Sr. Unsec’d. Notes, 144A	B1	7.625%	05/15/17	225	227,250
Crown Cork & Seal Co., Inc., Sr. Unsec’d. Notes(a)	B2	7.375%	12/15/26	3,700	3,265,250
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	7.375%	05/15/16	1,200	1,218,000
Solo Cup Co., Gtd. Notes(a)	Caa2	8.50%	02/15/14	1,520	1,451,600
Vitro SAB de CV, Gtd. Notes (Mexico)(i)	NR	9.125%	02/01/17	2,000	955,000

					8,030,600

Paper & Forest Products — 0.4%
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	11.50%	06/01/14	600	642,000
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.95%	06/15/18	325	352,286
NewPage Corp., Sr. Sec’d. Notes, 144A	B2	11.375%	12/31/14	275	270,188
PE Paper Escrow GmbH, Sr. Sec’d. Notes, 144A (Austria)	Ba2	12.00%	08/01/14	250	270,000

					1,534,474

Pharmaceuticals — 0.4%
Warner Chilcott Corp., Gtd. Notes	B3	8.75%	02/01/15	1,451	1,487,275
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Ba1	5.00%	08/15/14	300	307,526

					1,794,801

Real Estate Investment Trusts — 0.1%
ProLogis, Sr. Unsub. Notes	Baa2	5.625%	11/15/16	575	515,929

Restaurants — 0.6%
Denny’s Holdings, Inc., Gtd. Notes	Caa1	10.00%	10/01/12	500	505,000
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.00%	02/01/19	775	824,836
Wendy’s / Arby’s Restaurant LLC, Sr. Unsec’d. Notes, 144A(a)	B2	10.00%	07/15/16	1,200	1,275,000

					2,604,836

Software Services — 1.6%
First Data Corp., Gtd. Notes(a)	Caa1	9.875%	09/24/15	2,700	2,494,125
SunGard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%	08/15/13	3,150	3,181,500

SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.25%		08/15/15	1,350	1,377,000

						7,052,625

Steel Producers/Products — 0.6%
Algoma Acquisition Corp., Sr. Unsec’d. Notes, 144A	Caa2	9.875%		06/15/15	950	798,000
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.95%		12/15/25	1,850	1,667,324

						2,465,324

Support Services — 1.2%
ARAMARK Corp., Gtd. Notes	B3	3.983	%(c)	02/01/15	2,000	1,735,000
Corrections Corp. of America, Gtd. Notes	Ba2	7.75%		06/01/17	1,800	1,858,500
Expedia, Inc., Gtd. Notes, 144A	Ba2	8.50%		07/01/16	750	791,250
RSC Equipment Rental, Inc., Gtd. Notes	Caa2	9.50%		12/01/14	500	482,500
Travelport LLC, Gtd. Notes	B3	9.875%		09/01/14	225	217,687

						5,084,937

Technology — 0.3%
Vangent, Inc., Gtd. Notes	Caa1	9.625%		02/15/15	1,500	1,396,875

Telecom — Integrated/Services — 1.8%
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%		01/15/14	2,590	2,602,950
Qwest Capital Funding, Inc., Gtd. Notes(a)	B1	7.90%		08/15/10	1,500	1,518,750
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.25%		02/15/11	2,125	2,154,219
Syniverse Technologies, Inc., Gtd. Notes	B2	7.75%		08/15/13	1,750	1,620,937

						7,896,856

Telecommunications — 6.0%
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A(a)	Ba1	7.75%		05/01/17	2,125	2,199,375
Cello Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	5.55%		02/01/14	250	270,170
DigitalGlobe, Inc., Sr. Sec’d. Notes, 144A	Ba3	10.50%		05/01/14	2,095	2,220,700
GeoEye, Inc., Sr. Sec’d. Notes, 144A	B1	9.625%		10/01/15	1,000	1,012,500
Global Crossing Ltd., Sr. Sec’d. Notes, 144A (Bermuda)	B2	12.00%		09/15/15	250	262,500
Hughes Network Systems LLC/HNS Finance Corp., Gtd. Notes	B1	9.50%		04/15/14	1,600	1,608,000
iPCS, Inc., Sec’d. Notes, PIK	Caa1	3.733	%(c)	05/01/14	1,013	775,042
MasTec, Inc., Gtd. Notes	B1	7.625%		02/01/17	750	705,000
MetroPCS Wireless, Inc., Gtd. Notes(a)	B3	9.25%		11/01/14	2,750	2,811,875
NII Capital Corp., Gtd. Notes, 144A	B1	10.00%		08/15/16	750	780,000
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark)	B1	8.875%		05/01/16	2,000	2,070,000
SBA Telecommunications, Inc., Gtd. Notes, 144A	Ba2	8.25%		08/15/19	500	515,000
Sprint Capital Corp., Gtd. Notes(a)	Ba2	6.90%		05/01/19	4,500	4,027,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	8.375%		08/15/17	750	746,250
Telemar Norte Leste SA, Sr. Unsec’d. Notes, 144A (Brazil)	Baa2	9.50%		04/23/19	175	209,125
Valor Telecommunications Enterprises Finance Corp., Gtd. Notes	Baa3	7.75%		02/15/15	750	766,875
Wind Acquisition Finance SA, Sr. Notes, 144A (Luxembourg)	B2	11.75%		07/15/17	2,325	2,621,438
Windstream Corp., Gtd. Notes	Ba3	7.00%		03/15/19	2,230	2,085,050

						25,686,400

Textile & Apparel — 0.3%
Quicksilver, Inc., Gtd. Notes	Caa1	6.875%		04/15/15	1,925	1,443,750

Theaters & Entertainment
Regal Cinemas Corp., Gtd. Notes, 144A	B1	8.625%		07/15/19	125	129,375

Transportation — 0.6%
Bristow Group, Inc., Gtd. Notes	Ba2	6.125%		06/15/13	2,475	2,366,719

Transportation Excluding Air/Rail — 0.3%
United Rentals North America, Inc., Gtd. Notes, 144A	B2	10.875%		06/15/16	1,000	1,070,000

Utilities — 1.6%
Commonwealth Edison Co., First Mortgage	Baa1	5.80%		03/15/18	2,000	2,160,652
Edison Mission Energy, Sr. Unsec’d. Notes(a)	B2	7.00%		05/15/17	2,350	1,962,250
Edison Mission Energy, Sr. Unsec’d. Notes	B2	7.75%		06/15/16	2,500	2,187,500
Northern States Power Co., First Mortgage	A1	5.25%		03/01/18	120	128,762

PECO Energy Co., First Refinance Mortgage	A2	5.35%	03/01/18	500	532,728

					6,971,892

TOTAL CORPORATE OBLIGATIONS (cost $335,436,856)					329,568,317

U.S. GOVERNMENT AGENCY OBLIGATION — 0.9%

Federal Home Loan Mortgage Corp. (cost $4,056,440)		3.00%	07/28/14	4,000	4,077,776

				Shares
COMMON STOCK — 0.2%

Insurance — 0.2%
MetLife, Inc. (cost $2,000,000)				23,520	895,406

PREFERRED STOCKS — 3.1%

Banking — 0.5%
Bank of America Corp., 7.25%, CVT				2,500	2,124,975

Financial Services — 0.5%
AMG Capital Trust I, 5.10%, CVT				25,000	912,500
Vale Capital Ltd., 5.50%, CVT				25,000	1,150,250

					2,062,750

Food — Wholesale — 0.2%
Bunge Ltd., 4.875%, CVT				8,000	696,608

Gas Distribution — 0.9%
El Paso Corp., 4.99%, CVT				2,430	2,245,320
Williams Cos., Inc., 5.50%, CVT				20,000	1,671,250

					3,916,570

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT				10,000	1,030,000

Pharmaceuticals — 0.6%
Mylan, Inc., 6.50%, CVT				2,500	2,588,975

Retail & Merchandising — 0.2%
Archer-Daniels-Midland Co., 6.25%				20,000	798,000

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%(c)				33,500	53,935
Federal National Mortgage Assoc., 8.75%, CVT				25,000	60,000

					113,935

TOTAL PREFERRED STOCKS (cost $14,877,422)					13,331,813

TOTAL LONG-TERM INVESTMENTS (cost $407,194,947)					403,944,937

SHORT-TERM INVESTMENT — 19.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $84,260,394; includes $67,543,795 of cash collateral for securities on loan)(b)(w)				84,260,394	84,260,394

TOTAL INVESTMENTS — 114.0% (cost $491,455,341)					488,205,331

Liabilities in excess of other assets — (14.0)%					(60,136,995)

NET ASSETS — 100.0%					$428,068,336

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $65,951,425; cash collateral of $67,543,795 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2009.

(p)	Subsequent to the period-end, the issuer has filed for bankruptcy.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$895,406	$—	$—
Preferred Stocks	13,331,813	—	—
Bank Loans	—	7,328,550	—
Convertible Bonds	—	48,743,075	—
Corporate Obligations	—	329,568,317	—
U.S. Government Agency Obligations	—	4,077,776	—
Affiliated Money Market Mutual Fund	84,260,394	—	—

	$98,487,613	$389,717,718	$—
Other Financial Instruments*	—	—	—

Total	$98,487,613	$389,717,718	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.1%

COMMON STOCKS — 94.8%

Aerospace & Defense — 2.5%
General Dynamics Corp.	1,019,884	$65,884,506

Apparel — 2.6%
NIKE, Inc. (Class B Stock)(a)	1,038,659	67,201,237

Banks — 15.0%
Bank of America Corp.	2,946,288	49,851,193
HSBC Holdings PLC, ADR (United Kingdom)(a)	894,929	51,324,178
Itau Unibanco Holding SA, ADR (Brazil)	2,046,223	41,231,393
JPMorgan Chase & Co.	2,548,271	111,665,235
U.S. Bancorp	1,619,688	35,406,380
Wells Fargo & Co.(a)	3,542,944	99,840,162

		389,318,541

Biotechnology — 0.7%
Gilead Sciences, Inc.*	411,875	19,185,138

Chemicals — 9.8%
Air Products & Chemicals, Inc.	271,349	21,051,255
Dow Chemical Co. (The)	3,348,356	87,291,641
Monsanto Co.	286,872	22,203,893
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	279,034	25,207,932
PPG Industries, Inc.	651,786	37,940,463
Praxair, Inc.	736,279	60,146,631
Yingde Gases (Cayman Islands)*	1,666,500	1,505,216

		255,347,031

Computers — 7.8%
Apple, Inc.*	713,918	132,338,980
International Business Machines Corp.	594,617	71,122,139

		203,461,119

Diversified Financial Services — 0.7%
American Express Co.	521,607	17,682,477

Electric — 0.4%
NRG Energy, Inc.*(a)	397,315	11,200,310

Entertainment & Leisure — 2.0%
Wynn Resorts Ltd.*	716,829	50,816,008

Financial Services — 8.9%
Goldman Sachs Group, Inc. (The)	566,601	104,452,895
MasterCard, Inc. (Class A Stock)(a)	269,269	54,432,728
Visa, Inc. (Class A Stock)(a)	1,040,901	71,936,668

		230,822,291

Internet — 8.0%
Amazon.com, Inc.*(a)	550,728	51,415,966
Baidu, Inc., ADR (Cayman Islands)*	76,692	29,990,406
Google, Inc. (Class A Stock)*	205,309	101,802,468
Yahoo!, Inc.*	1,381,594	24,606,189

		207,815,029

Media — 0.4%
DIRECTV Group, Inc. (The)*(a)	404,958	11,168,742

Mining — 1.8%
BHP Billiton PLC, ADR (United Kingdom)(a)	851,693	46,928,284

Oil & Gas — 7.3%
EOG Resources, Inc.	90,633	7,568,762
Petroleo Brasileiro SA, ADR (Brazil)	1,466,875	67,329,563
Transocean Ltd. (Switzerland)*	1,234,031	105,546,671
XTO Energy, Inc.	231,641	9,571,406

		190,016,402

Oil & Gas Services — 1.6%
National Oilwell Varco, Inc.*	956,382	41,248,756

Pharmaceuticals — 4.4%
Abbott Laboratories	1,597,631	79,034,806
Merck & Co., Inc.(a)	1,147,723	36,302,478

		115,337,284

Railroads — 3.5%
Union Pacific Corp.	1,535,953	89,622,858

Restaurants — 6.0%
McDonald’s Corp.	1,834,739	104,708,555
Yum! Brands, Inc.	1,490,101	50,305,810

		155,014,365

Retail & Merchandising — 1.4%
CVS Caremark Corp.	307,325	10,983,796
Lowe’s Cos., Inc.	1,195,599	25,035,843

		36,019,639

Semiconductors — 2.2%
Intel Corp.	1,893,854	37,062,723
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)(a)	1,709,375	18,734,750

		55,797,473

Software — 0.9%
Adobe Systems, Inc.*	719,575	23,774,758

Telecommunications — 5.5%
American Tower Corp. (Class A Stock)*	706,484	25,716,018
Juniper Networks, Inc.*(a)	824,458	22,276,855
QUALCOMM, Inc.	2,119,331	95,327,508

		143,320,381

Transportation — 1.4%
Norfolk Southern Corp.	867,286	37,388,699

TOTAL COMMON STOCKS
(cost $2,109,813,334)		2,464,371,328

PREFERRED STOCK — 0.3%

Banks
Wells Fargo & Co., 8.00% (cost $6,031,876)	316,224	7,877,140

TOTAL LONG-TERM INVESTMENTS (cost $2,115,845,210)		2,472,248,468

SHORT-TERM INVESTMENT — 16.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $434,410,503; includes $358,370,536 of cash collateral for securities on loan)(b)(w)	434,410,503	434,410,503

TOTAL INVESTMENTS — 111.8% (cost $2,550,255,713)		2,906,658,971

Liabilities in excess of other assets — (11.8)%		(306,307,475)

NET ASSETS — 100.0%		$2,600,351,496

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $344,404,355; cash collateral of $358,370,536 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$2,464,371,328	$—	$—
Preferred Stock	7,877,140	—	—
Affiliated Money Market Mutual Fund	434,410,503	—	—

	$2,906,658,971	$—	$—
Other Financial Instruments*	—	—	—

Total	$2,906,658,971	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%

COMMON STOCKS

Austria — 0.5%
Erste Group Bank AG	12,421	$555,106

Canada — 1.3%
Canadian National Railway Co.	29,802	1,460,000

Czech Republic — 0.3%
Komercni Banka A/S	1,989	396,652

France — 13.0%
Air Liquide SA	13,452	1,530,515
AXA SA	55,590	1,504,939
Cie Generale d’Optique Essilor International SA	8,460	482,139
GDF Suez	34,742	1,542,739
Groupe Danone SA	18,925	1,140,441
Legrand SA	38,500	1,071,009
LVMH Moet Hennessy Louis Vuitton SA	25,530	2,567,720
Pernod-Ricard SA	14,015	1,113,021
Schneider Electric SA	18,316	1,856,366
Total SA	22,370	1,329,217
Vivendi	27,833	861,228

		14,999,334

Germany — 7.4%
Bayer AG	24,640	1,707,305
Beiersdorf AG	7,110	417,531
Deutsche Boerse AG	14,350	1,172,804
E.ON AG	17,194	729,165
Linde AG	27,070	2,934,538
Merck KGaA	15,380	1,529,313

		8,490,656

Ireland — 1.2%
Accenture PLC (Class A Stock)	38,290	1,427,068

Italy — 0.4%
Intesa Sanpaolo SpA*	105,341	465,923

Japan — 6.3%
Aeon Credit Service Co. Ltd.	25,500	255,904
Canon, Inc.	36,800	1,474,445
Fanuc Ltd.	5,800	518,003
Hirose Electric Co. Ltd.	3,900	438,706
Hoya Corp.	54,700	1,288,741
INPEX Corp.	137	1,162,274
Kao Corp.	50,800	1,254,367
LAWSON, Inc.	6,800	315,671
Shin-Etsu Chemical Co. Ltd.	9,800	601,213

		7,309,324

Mexico — 0.3%
Grupo Modelo SAB de CV (Class C Stock)*	94,900	353,388

Netherlands — 4.9%
ASML Holding NV	7,647	224,925
Heineken NV	66,040	3,044,647
TNT NV	55,164	1,480,490
Wolters Kluwer NV	43,950	938,671

		5,688,733

Singapore — 0.7%
Singapore Telecommunications Ltd.	349,040	802,068

South Korea — 1.4%
Samsung Electronics Co. Ltd.	2,318	1,600,323

Switzerland — 11.7%
Actelion Ltd.*	5,806	360,529
Alcon, Inc.	4,950	686,416
Compagnie Financiere Richemont SA (Class A Stock)	48,345	1,365,957
GAM Holding Ltd.	14,160	707,112
Givaudan SA	2,068	1,550,551
Nestle SA	82,571	3,518,610
Roche Holding AG	18,080	2,922,320
Sonova Holding AG	3,373	340,132
Swiss Reinsurance Co. Ltd.	16,700	753,861
UBS AG*	69,211	1,266,942

		13,472,430

United Kingdom — 10.1%
Burberry Group PLC	109,370	880,071
Diageo PLC	139,255	2,136,496
GlaxoSmithKline PLC	23,580	463,332
Ladbrokes PLC	180,135	539,495
Reckitt Benckiser Group PLC	48,250	2,358,059
Royal Dutch Shell PLC (Class A Stock)	39,600	1,132,902
Smiths Group PLC	54,661	776,167
Standard Chartered PLC	45,849	1,129,885
Tesco PLC	85,607	546,707
William Hill PLC	201,980	569,090
WPP PLC	136,481	1,171,295

		11,703,499

United States — 37.1%
3M Co.	29,260	2,159,388
Abercrombie & Fitch Co. (Class A Stock)(a)	14,370	472,486
American Express Co.	25,890	877,671
Bank of New York Mellon Corp. (The)	51,600	1,495,884
Chevron Corp.	14,020	987,429
Cisco Systems, Inc.*	80,010	1,883,435
DENTSPLY International, Inc.	27,750	958,485
DST Systems, Inc.*	9,800	439,040
Exxon Mobil Corp.	9,740	668,261
General Mills, Inc.	19,890	1,280,518
Goldman Sachs Group, Inc. (The)	6,390	1,177,996
Harley-Davidson, Inc.	20,920	481,160
Intel Corp.	56,470	1,105,118
International Flavors & Fragrances, Inc.	11,790	447,195
Johnson & Johnson	21,870	1,331,664
Medtronic, Inc.	46,810	1,722,608
National Oilwell Varco, Inc.*	12,490	538,694
NIKE, Inc. (Class B Stock)(a)	35,410	2,291,027
Omnicom Group, Inc.	44,250	1,634,595
Oracle Corp.	104,360	2,174,862
PepsiCo, Inc.	23,480	1,377,337
Praxair, Inc.	8,330	680,478
Procter & Gamble Co.	22,994	1,331,812
Rockwell Automation, Inc.	22,010	937,626
Sally Beauty Holdings, Inc.*	28,610	203,417

Smucker, (J.M) Co. (The)	21,554	1,142,577
St. Jude Medical, Inc.*	21,990	857,830
State Street Corp.	36,740	1,932,524
Synthes, Inc.	10,100	1,217,302
Thermo Fisher Scientific, Inc.*	25,960	1,133,673
United Parcel Service, Inc. (Class B Stock)(a)	23,580	1,331,563
Walgreen Co.	48,870	1,831,159
Walt Disney Co. (The)	72,760	1,997,990
Waters Corp.*(a)	23,930	1,336,730
Zimmer Holdings, Inc.*	24,900	1,330,905

		42,770,439

TOTAL LONG-TERM INVESTMENTS (cost $116,523,243)		111,494,943

SHORT-TERM INVESTMENT — 5.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $6,755,896; includes $3,832,420 of cash collateral for securities on loan)(b)(w)	6,755,896	6,755,896

TOTAL INVESTMENTS(o) — 102.5% (cost $123,279,139)		118,250,839

Liabilities in excess of other assets — (2.5)%		(2,857,695)

NET ASSETS — 100.0%		$115,393,144

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $3,882,905; cash collateral of $3,832,420 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2009. Collateral was subsequently received on October 1, 2009 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of September 30, 2009, 11 securities representing $9,711,715 and 8.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Austria	$555,106	$—	$—
Canada	1,460,000	—	—
Czech Republic	396,652	—	—
France	14,999,334	—	—
Germany	8,490,656	—	—
Ireland	1,427,068	—	—
Italy	465,923	—	—
Japan	—	7,309,324	—
Mexico	353,388	—	—
Netherlands	5,688,733	—	—
Singapore	—	802,068	—
South Korea	—	1,600,323	—
Switzerland	13,472,430	—	—
United Kingdom	11,703,499	—	—
United States	42,770,439	—	—
Affiliated Money Market Mutual Fund	6,755,896	—	—

	$108,539,124	$9,711,715	$—
Other Financial Instruments*	—	—	—

Total	$108,539,124	$9,711,715	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2009 were as follows:

Chemicals	8.2%
Beverages	6.9
Food	6.7
Financial — Bank & Trust	5.9
Affiliated Money Market Mutual Fund (3.3% represents investments purchased with collateral from securities on loan)	5.9
Consumer Products & Services	4.6
Pharmaceuticals	4.5
Retail & Merchandising	4.1
Financial Services	4.0
Diversified Manufacturing	3.7
Oil, Gas & Consumable Fuels	3.7
Computer Services & Software	3.5
Healthcare Products	3.3
Medical Supplies & Equipment	3.2
Entertainment & Leisure	3.1
Telecommunications	3.1
Electronic Components & Equipment	2.9
Semiconductors	2.6
Transportation	2.4
Oil & Gas	2.3
Electronics	2.2
Insurance	2.0
Conglomerates	1.9
Media	1.8
Retail	1.6
Advertising	1.4
Office Equipment	1.3
Railroads	1.3
Medical Products	1.1
Industrial Products	1.1
Clothing & Apparel	0.7
Utilities	0.6
Oil & Gas Services	0.5
Electronic Equipment & Instruments	0.4

102.5
Liabilities in excess of other assets	(2.5)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%

COMMON STOCKS

Aerospace & Defense — 1.2%
Lockheed Martin Corp.	65,950	$5,149,376
United Technologies Corp.	223,000	13,587,390

		18,736,766

Apparel/Shoes — 0.8%
Coach, Inc.	345,070	11,359,704

Beverages — 3.1%
Anheuser-Busch Inbev NV (Belgium)*	43,500	1,996,650
Coca-Cola Co. (The)	354,620	19,043,094
Coca-Cola Enterprises, Inc.	214,200	4,586,022
PepsiCo, Inc.	353,840	20,756,254

		46,382,020

Cable Television — 0.4%
DIRECTV Group, Inc. (The)*	218,600	6,028,988

Chemicals — 2.5%
Air Products & Chemicals, Inc.	96,170	7,460,869
Dow Chemical Co. (The)	171,800	4,478,826
Ecolab, Inc.	187,660	8,675,522
Praxair, Inc.	214,950	17,559,265

		38,174,482

Commercial Services — 2.9%
Apollo Group, Inc. (Class A Stock)*	105,350	7,761,134
DeVry, Inc.	95,000	5,255,400
MasterCard, Inc. (Class A Stock)(a)	69,820	14,114,113
Moody’s Corp.(a)	159,760	3,268,690
Western Union Co. (The)	740,740	14,014,801

		44,414,138

Computer Hardware — 7.8%
Apple, Inc.*	364,100	67,493,217
Dell, Inc.*	418,620	6,388,141
Hewlett-Packard Co.	514,100	24,270,661
International Business Machines Corp.	159,600	19,089,756

		117,241,775

Computer Services & Software — 3.3%
Citrix Systems, Inc.*	234,200	9,187,666
Cognizant Technology Solutions Corp. (Class A Stock)*	371,870	14,376,494
EMC Corp.*	1,120,940	19,100,818
Intuit, Inc.*(a)	161,770	4,610,445
Nuance Communications, Inc.*(a)	169,710	2,538,862

		49,814,285

Computers — 0.5%
Accenture PLC (Class A Stock) (Ireland)	81,500	3,037,505
PALM, Inc.*	215,880	3,762,788

		6,800,293

Conglomerates — 1.5%
3M Co.	245,750	18,136,350
Honeywell International, Inc.	120,910	4,491,807

		22,628,157

Containers & Packaging — 0.7%
Owens-Illinois, Inc.*	299,510	11,051,919

Cosmetics & Toiletries — 2.4%
Avon Products, Inc.	448,450	15,229,362
Colgate-Palmolive Co.(a)	216,040	16,479,531
Procter & Gamble Co. (The)	65,000	3,764,800

		35,473,693

Diversified Financial Services — 3.3%
American Express Co.	198,530	6,730,167
Bank of America Corp.	914,330	15,470,464
Franklin Resources, Inc.	105,750	10,638,450
Goldman Sachs Group, Inc. (The)	89,960	16,584,126

		49,423,207

Electronic Components & Equipment — 0.7%
Flextronics International Ltd. (Singapore)*	208,900	1,560,483
Gold Fields Ltd. (South Africa)	222,300	3,063,294
Tyco Electronics Ltd. (Switzerland)	260,530	5,804,608

		10,428,385

Entertainment & Leisure — 2.2%
Carnival Corp. (Panama)	184,860	6,152,141
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	259,120	9,216,898
International Game Technology	246,010	5,284,295
Royal Caribbean Cruises Ltd. (Liberia)*(a)	490,110	11,801,849

		32,455,183

Farming & Agriculture — 0.6%
Monsanto Co.	116,660	9,029,484

Financial — Bank & Trust — 0.9%
State Street Corp.	253,890	13,354,614

Financial — Brokerage — 0.8%
Visa, Inc. (Class A Stock)	176,690	12,211,046

Financial Services — 4.0%
Affiliated Managers Group, Inc.*(a)	116,800	7,593,168
Charles Schwab Corp. (The)	524,090	10,036,323
CME Group, Inc.	68,730	21,181,899
JPMorgan Chase & Co.	301,130	13,195,517
Morgan Stanley	289,040	8,925,555

		60,932,462

Food — 0.3%
General Mills, Inc.	81,800	5,266,284

Healthcare Products — 1.1%
Henry Schein, Inc.*(a)	109,410	6,007,703
Hospira, Inc.*	87,600	3,906,960
Johnson & Johnson	121,360	7,389,611

		17,304,274

Healthcare Services — 0.4%
Lincare Holdings, Inc.*	94,200	2,943,750
VCA Antech, Inc.*	141,400	3,802,246

		6,745,996

Hotels & Motels — 0.7%
Las Vegas Sands Corp.*(a)	410,370	6,910,631
Starwood Hotels & Resorts Worldwide, Inc.(a)	131,180	4,332,875

		11,243,506

Internet Services — 5.6%
Amazon.com, Inc.*(a)	100,120	9,347,203
eBay, Inc.*	240,910	5,687,885
Google, Inc. (Class A Stock)*	100,640	49,902,344
Priceline.com, Inc.*(a)	54,650	9,062,063
VeriSign, Inc.*(a)	129,100	3,058,379
Yahoo!, Inc.*	391,300	6,969,053

		84,026,927

Machinery & Equipment — 0.6%
Flowserve Corp.	14,930	1,471,202
Thermo Fisher Scientific, Inc.*	187,400	8,183,758

		9,654,960

Media — 1.2%
Discovery Communications, Inc. (Class A Stock)*(a)	277,800	8,025,642
Walt Disney Co. (The)	366,830	10,073,152

		18,098,794

Medical Supplies & Equipment — 6.0%
Abbott Laboratories	463,130	22,911,041
Amgen, Inc.*	97,400	5,866,402
Baxter International, Inc.	236,960	13,509,090
Becton, Dickinson and Co.	32,000	2,232,000
Covidien Ltd. (Ireland)	332,790	14,396,495
Genzyme Corp.*	52,820	2,996,479
Medtronic, Inc.	321,980	11,848,864
St. Jude Medical, Inc.*	426,360	16,632,303

		90,392,674

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	136,480	9,363,893
Precision Castparts Corp.	81,130	8,264,713

		17,628,606

Miscellaneous Manufacturing — 1.8%
Danaher Corp.	391,790	26,375,303

Network/Hardware — 4.3%
Cisco Systems, Inc.*	1,612,460	37,957,309
Corning, Inc.	385,420	5,900,780
Juniper Networks, Inc.*	434,050	11,728,031
QUALCOMM, Inc.	206,360	9,282,073

		64,868,193

Oil & Gas — 4.4%
Halliburton Co.	368,450	9,992,364
Noble Energy, Inc.	105,890	6,984,504
Occidental Petroleum Corp.	116,750	9,153,200
Petroleo Brasileiro SA, ADR (Brazil)	148,870	6,833,133
Schlumberger Ltd. (Netherlands)	145,840	8,692,064
Southwestern Energy Co.*	425,910	18,177,839
Transocean Ltd. (Switzerland)*	44,070	3,769,307
Ultra Petroleum Corp.*	43,200	2,115,072

		65,717,483

Petroleum Exploration & Production — 0.6%
Anadarko Petroleum Corp.	149,140	9,355,552

Pharmaceuticals — 6.1%
Allergan, Inc.	178,660	10,140,742
Celgene Corp.*	178,560	9,981,504
Express Scripts, Inc.*	284,660	22,083,923
Gilead Sciences, Inc.*(a)	367,240	17,106,039
McKesson Corp.	25,120	1,495,896
Mead Johnson Nutrition Co.(a)	242,170	10,924,289
Medco Health Solutions, Inc.*(a)	134,050	7,414,305
Schering-Plough Corp.	77,090	2,177,792
Teva Pharmaceutical Industries Ltd., ADR (Israel)	201,210	10,173,178

		91,497,668

Restaurants — 1.2%
McDonald’s Corp.	200,650	11,451,095
Starbucks Corp.*	148,400	3,064,460
Yum! Brands, Inc.(a)	89,330	3,015,781

		17,531,336

Retail & Merchandising — 7.6%
CVS Caremark Corp.	367,208	13,124,014
J. Crew Group, Inc.*	41,300	1,479,366
NIKE, Inc. (Class B Stock)(a)	299,850	19,400,295
Nordstrom, Inc.(a)	244,810	7,476,497
Staples, Inc.	639,940	14,859,407
Target Corp.	388,170	18,119,776
Tiffany & Co.	77,590	2,989,543
TJX Cos., Inc.	292,500	10,866,375
Wal-Mart Stores, Inc.	257,550	12,643,129
Walgreen Co.	341,790	12,806,871

		113,765,273

Semiconductors — 4.0%
Broadcom Corp. (Class A Stock)*(a)	91,010	2,793,097
Intel Corp.	936,760	18,332,393
Marvell Technology Group Ltd. (Bermuda)*(a)	597,670	9,676,277
Samsung Electronics Co. Ltd., GDR, 144A (South Korea)*	48,092	16,632,710
Silicon Laboratories, Inc.*(a)	95,500	4,427,380
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)(a)	715,170	7,838,263

		59,700,120

Software — 3.9%
Adobe Systems, Inc.*(a)	521,390	17,226,726
Fidelity National Information Services, Inc.(a)	414,900	10,584,099
Microsoft Corp.	200,000	5,178,000
Oracle Corp.	917,160	19,113,614
VMware, Inc.*	148,340	5,958,818

		58,061,257

Telecommunications — 1.3%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	34,850	1,527,476
American Tower Corp. (Class A Stock)*	505,860	18,413,304

		19,940,780

Tobacco — 1.4%
Philip Morris International, Inc.(a)	431,500	21,031,310

Transportation — 1.6%
FedEx Corp.	77,720	5,846,098
Union Pacific Corp.	152,310	8,887,289
United Parcel Service, Inc. (Class B Stock)	156,490	8,836,990

		23,570,377

Utilities — 0.5%
AES Corp. (The)*	495,370	7,341,383

TOTAL LONG-TERM INVESTMENTS (cost $1,294,057,414)		1,435,058,657

SHORT-TERM INVESTMENT — 17.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $269,675,186; includes $171,120,282 of cash collateral for securities on loan)(b)(w)	269,675,186	269,675,186

TOTAL INVESTMENTS — 113.3% (cost $1,563,732,600)		1,704,733,843

Liabilities in excess of other assets — (13.3)%		(199,567,466)

NET ASSETS — 100.0%		$1,505,166,377

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $167,967,899; cash collateral of $171,120,282 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,435,058,657	$—	$—
Affiliated Money Market Mutual Fund	269,675,186	—	—

	$1,704,733,843	$—	$—
Other Financial Instruments*	—	—	—

Total	$1,704,733,843	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.9%

COMMON STOCKS

Aerospace & Defense — 1.0%
TransDigm Group, Inc.*(a)	45,957	$2,289,118

Automotive Parts — 1.8%
BorgWarner, Inc.(a)	134,300	4,063,918

Banks — 1.7%
KeyCorp	238,600	1,550,900
Northern Trust Corp.	40,100	2,332,216

		3,883,116

Building Materials — 0.7%
Masco Corp.(a)	130,700	1,688,644

Chemicals — 1.5%
Eastman Chemical Co.	33,600	1,798,944
Valspar Corp. (The)	58,700	1,614,837

		3,413,781

Clothing & Apparel — 1.5%
VF Corp.	48,900	3,541,827

Commercial Services — 1.3%
United Rentals, Inc.*(a)	297,349	3,062,695

Computer Hardware — 0.9%
Affiliated Computer Services, Inc. (Class A Stock)*	37,300	2,020,541

Computer Services & Software — 4.5%
Autodesk, Inc.*	49,300	1,173,340
Computer Sciences Corp.*	90,587	4,774,841
Global Payments, Inc.(a)	46,900	2,190,230
Sybase, Inc.*(a)	28,700	1,116,430
Teradata Corp.*	39,700	1,092,544

		10,347,385

Construction — 2.0%
D.R. Horton, Inc.(a)	143,500	1,637,335
Pulte Homes, Inc.(a)	97,800	1,074,822
URS Corp.*	43,800	1,911,870

		4,624,027

Consumer Products & Services — 0.8%
Scotts Miracle-Gro Co. (The) (Class A Stock)	42,700	1,833,965

Containers & Packaging — 2.0%
Sonoco Products Co.	169,900	4,679,046

Diversified — 2.6%
AptarGroup, Inc.	63,500	2,372,360
Dover Corp.	91,100	3,531,036

		5,903,396

Drugs & Healthcare — 1.1%
IMS Health, Inc.	158,237	2,428,938

Electronic Components — 1.1%
Flextronics International Ltd. (Singapore)*	340,700	2,541,622

Energy Delivery — 0.6%
Integrys Energy Group, Inc.	39,100	1,403,299

Entertainment & Leisure — 0.4%
Scientific Games Corp. (Class A Stock)*	61,800	978,294

Financial — Bank & Trust — 2.0%
Astoria Financial Corp.	82,400	909,696
Bank of Hawaii Corp.	85,900	3,568,286

		4,477,982

Financial Services — 3.8%
Eaton Vance Corp.	75,700	2,118,843
IntercontinentalExchange, Inc.*	28,300	2,750,477
Jefferies Group, Inc.*(a)	79,300	2,159,339
Raymond James Financial, Inc.	74,400	1,732,032

		8,760,691

Food Products — 1.7%
Sara Lee Corp.	347,200	3,867,808

Gas Utilities — 1.0%
Energen Corp.	54,200	2,336,020

Healthcare Equipment & Services — 1.7%
Express Scripts, Inc.*(a)	51,600	4,003,128

Healthcare Providers & Services — 1.1%
Covance, Inc.*	44,600	2,415,090

Hotels, Restaurants & Leisure — 2.1%
International Game Technology	107,900	2,317,692
Yum! Brands, Inc.(a)	75,400	2,545,504

		4,863,196

Insurance — 9.5%
Allstate Corp. (The)	156,521	4,792,673
CIGNA Corp.(a)	158,069	4,440,158
Endurance Specialty Holdings Ltd. (Bermuda)	65,600	2,392,432
HCC Insurance Holdings, Inc.	123,600	3,380,460
Lincoln National Corp.	191,414	4,959,537
Reinsurance Group of America, Inc.(a)	41,800	1,864,280

		21,829,540

Iron / Steel — 0.9%
Allegheny Technologies, Inc.(a)	55,700	1,948,943

Leisure Equipment & Products — 1.1%
Mattel, Inc.	134,600	2,484,716

Machinery & Equipment — 2.2%
Cummins, Inc.	88,400	3,961,204
Snap-on, Inc.	33,500	1,164,460

		5,125,664

Manufacturing — 0.9%
Harsco Corp.(a)	56,300	1,993,583

Medical Supplies & Equipment — 3.3%
Bard (C.R.), Inc.	22,200	1,745,142
Beckman Coulter, Inc.(a)	84,616	5,833,427

		7,578,569

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	33,000	2,264,130

Multi-Utilities & Unregulated Power — 1.5%
SCANA Corp.(a)	99,092	3,458,311

Office Equipment — 1.0%
Steelcase, Inc. (Class A Stock)	367,300	2,280,933

Oil, Gas & Consumable Fuels — 8.5%
Chesapeake Energy Corp.	75,000	2,130,000
Helix Energy Solutions Group, Inc.*	116,600	1,746,668
Newfield Exploration Co.*	80,700	3,434,592
Noble Corp. (Switzerland)	93,500	3,549,260
ONEOK, Inc.	41,800	1,530,716
Pioneer Natural Resources Co.	61,800	2,242,722
Questar Corp.	61,800	2,321,208
XTO Energy, Inc.	57,850	2,390,362

		19,345,528

Pharmaceuticals — 0.5%
Cephalon, Inc.*(a)	19,000	1,106,560

Printing & Publishing — 2.4%
RR Donnelley & Sons Co.	256,440	5,451,914

Real Estate Investment Trusts — 5.0%
Boston Properties, Inc.(a)	27,600	1,809,180
Duke Realty Corp.	404,606	4,859,318
Simon Property Group, Inc.	68,761	4,774,076

		11,442,574

Restaurants — 2.4%
Brinker International, Inc.	90,100	1,417,273
Darden Restaurants, Inc.	117,600	4,013,688

		5,430,961

Retail & Merchandising — 2.7%
Family Dollar Stores, Inc.	43,900	1,158,960
Ruddick Corp.	86,700	2,307,954
TJX Cos., Inc.	70,200	2,607,930

		6,074,844

Semiconductors — 2.3%
International Rectifier Corp.*	84,700	1,650,803
Microchip Technology, Inc.(a)	132,600	3,513,900

		5,164,703

Telecommunication Services — 1.0%
Harris Corp.	58,500	2,199,600

Telecommunications — 2.6%
American Tower Corp. (Class A Stock)*	100,100	3,643,640
Comtech Telecommunications Corp.*(a)	67,600	2,245,672

		5,889,312

Transportation — 3.2%
CSX Corp.	55,200	2,310,672
GATX Corp.(a)	54,100	1,512,095
Werner Enterprises, Inc.	185,900	3,463,317

		7,286,084

Utilities — 3.0%
PG&E Corp.	83,700	3,389,013
Pinnacle West Capital Corp.	103,000	3,380,460

		6,769,473

TOTAL LONG-TERM INVESTMENTS (cost $198,400,837)		214,553,469

SHORT-TERM INVESTMENT — 22.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $52,318,965; includes $33,916,224 of cash collateral for securities on loan)(b)(w)	52,318,965	52,318,965

TOTAL INVESTMENTS — 116.8% (cost $250,719,802)		266,872,434

Liabilities in excess of other assets — (16.8)%		(38,339,726)

NET ASSETS — 100.0%		$228,532,708

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $32,918,796; cash collateral of $33,916,224 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$214,553,469	$—	$—
Affiliated Money Market Mutual Fund	52,318,965	—	—

	$266,872,434	$—	$—
Other Financial Instruments*	—	—	—

Total	$266,872,434	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CERTIFICATES OF DEPOSIT — 18.7%
Banco Bilbao Vizcaya Argentaria SA	0.305%		11/04/09	$20,000	$20,000,094
Bank of America NA	0.35%		01/28/10	75,000	75,000,000
Bank of America NA	0.35%		01/29/10	10,000	10,000,000
Barclays Bank PLC	0.493%		03/17/10	98,000	98,000,000
BNP Paribas	0.27%		11/24/09	15,000	15,000,000
BNP Paribas	0.32%		10/15/09	60,000	60,000,000
BNP Paribas	0.32%		10/20/09	20,000	20,000,000
Royal Bank of Scottland PLC	0.34%		12/01/09	70,000	70,000,000
Royal Bank of Scottland PLC	0.56%		10/06/09	15,000	15,000,000
Societe Generale North America, Inc.(n)	0.28%		10/05/09	40,000	40,000,000
State Street Bank & Trust Co.	0.30%		10/13/09	40,000	40,000,000
State Street Bank & Trust Co.	0.31%		10/19/09	5,000	5,000,000
Sumitomo Mitsui Banking Corp. (New York)	0.25%		10/27/09	30,000	30,000,000
UBS AG	0.66%		01/29/10	70,000	70,000,000

					568,000,094

COMMERCIAL PAPER — 58.8%
Allianz Finance Corp., 144A	0.28%		10/06/09	27,600	27,598,927
Australia & New Zealand Banking Group Ltd., 144A	0.714	%(c)	10/02/09	100,000	100,000,000
AXA SA(n)	0.23%		10/08/09	25,000	24,998,882
Bank of America Corp.(n)	0.24%		12/28/09	55,000	54,967,733
BPCE SA(n)	0.27%		12/31/09	20,000	19,986,350
BPCE SA(n)	0.42%		11/19/09	50,000	49,971,417
Citigroup Funding, Inc., FDIC(n)	0.22%		10/07/09	17,000	16,999,377
ConocoPhillips (Qatar), 144A(n)	0.14%		10/05/09	11,100	11,099,827
Electricite de France(n)	0.20%		10/08/09	70,000	69,997,278
GDF Suez, 144A(n)	0.20%		10/13/09	30,000	29,998,000
GDF Suez, 144A(n)	0.20%		10/16/09	27,000	26,997,750
GDF Suez, 144A(n)	0.20%		10/21/09	29,000	28,996,778
GDF Suez, 144A(n)	0.20%		10/26/09	30,000	29,995,833
GDF Suez, 144A(n)	0.24%		10/02/09	25,500	25,499,830
JPMorgan Chase Funding, Inc.(n)	0.27%		10/14/09	80,000	79,992,200
JPMorgan Chase Funding, Inc., 144A(n)	0.27%		10/13/09	65,000	64,994,150
Lloyds TSB Bank PLC(n)	0.43%		10/14/09	30,000	29,995,342
New York Life Capital Corp.(n)	0.23%		10/07/09	6,000	5,999,770
New York Life Capital Corp.(n)	0.25%		11/10/09	12,000	11,996,667
New York Life Capital Corp., 144A(n)	0.23%		10/09/09	11,000	10,999,438
New York Life Capital Corp., 144A(n)	0.23%		10/22/09	25,022	25,018,643
New York Life Capital Corp., 144A(n)	0.24%		11/16/09	26,561	26,552,855
Old Line Funding LLC(n)	0.20%		10/14/09	58,668	58,663,763
Old Line Funding LLC(n)	0.20%		10/16/09	37,556	37,552,870
Procter & Gamble International Fund, 144A(n)	0.25%		12/09/09	75,000	74,964,063
Reckitt Benckiser TSY, 144A(n)	0.20%		11/30/09	20,000	19,993,333
Reckitt Benckiser TSY, 144A(n)	0.26%		11/18/09	30,000	29,989,600
Royal Bank of Scotland Group PLC 144A(n)	0.34%		12/01/09	55,000	54,968,314
San Paolo IMI U.S. Financial Corp.(n)	0.23%		12/23/09	20,000	19,989,394
Societe Generale North America, Inc.(n)	0.26%		11/02/09	5,000	4,998,844
Standard Chartered Bank, 144A(n)	0.25%		10/05/09	25,000	24,999,306
State Street Corp.(n)	0.20%		10/02/09	90,000	89,999,500
Straight-A Funding LLC, 144A(n)	0.23%		12/08/09	35,000	34,984,794
Straight-A Funding LLC, 144A(n)	0.24%		10/14/09	10,000	9,999,133
Straight-A Funding LLC, 144A(n)	0.25%		11/18/09	30,000	29,990,000
Straight-A Funding LLC, 144A(n)	0.27%		11/09/09	17,000	16,995,028
Straight-A Funding LLC, 144A(n)	0.27%		11/12/09	47,932	47,916,901
Straight-A Funding LLC, 144A(n)	0.32%		10/22/09	10,000	9,998,133
Swedbank AB, Gtd. by Kingdom of Sweden, 144A(n)	0.82%		02/17/10	35,000	34,889,186
Swedbank AB, Gtd. by Kingdom of Sweden, 144A(n)	0.85%		02/11/10	27,000	26,915,213
Swedbank AB, Gtd. by Kingdom of Sweden, 144A(n)	0.89%		02/10/10	83,000	82,729,143
Total Credit Canada, Inc., 144A(n)	0.27%		10/14/09	40,000	39,996,100
Total Credit Canada, Inc., 144A(n)	0.27%		10/15/09	70,000	69,992,650

Toyota Credit Canada, Inc.(n)	0.22%		10/27/09	47,000	46,992,532
U.S. Bancorp	0.27%		11/23/09	60,000	59,976,150
U.S. Bank National Association(n)	0.21%		12/21/09	75,000	74,964,562
Unicredit Delaware, Inc.,144A(n)	0.39%		10/13/09	18,000	17,997,660

					1,793,113,219

CORPORATE OBLIGATIONS — 3.3%
Bank of America NA, FDIC Gtd. Notes,	0.546	%(c)	07/29/10	50,000	50,000,000
Citigroup Funding, Inc., MTN, FDIC	0.591	%(c)	07/30/10	50,000	50,000,000

					100,000,000

REPURCHASE AGREEMENT — 5.1%
Barclays Capital, Inc. 0.08%, dated 09/30/09, due 10/01/09 in the amount of $156,277,347 (cost $156,277,000; collateralized by 30,283,000, HSBC USA, Inc., 3.125%, maturity date 12/16/11, the value of the collateral plus accrued interest was $31,698,663; also collateralized by 87,191,010, Citigroup Funding, Inc., 0.729% – 1.375%, maturity dates 05/05/11 – 07/12/12, the value of the collateral plus accrued interest was $87,833,075; also collateralized by 38,073,000, JPMorgan, 3.125%, maturity date 12/01/11, the value of the collateral plus accrued interest was $39,870,802)				156,277	156,277,000

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS — 14.1%
Federal Home Loan Bank(n)	0.21%		10/16/09	40,000	39,996,500
Federal Home Loan Bank(n)	0.20%		11/13/09	50,000	49,988,055
Federal Home Loan Mortgage Corp.	0.387%		08/24/10	100,000	99,982,379
Federal Home Loan Mortgage Corp.	0.256%		09/24/10	50,000	49,990,219
Federal National Mortgage Assoc.(n)	0.20%		11/02/09	75,000	74,986,667
Federal National Mortgage Assoc.	0.40%		07/13/10	18,000	17,990,523
Federal National Mortgage Assoc.	0.422%		08/05/10	50,000	49,985,361
International Finance Corp.(n)	0.13%		10/16/09	47,260	47,257,440

					430,177,144

TOTAL INVESTMENTS—100.0% (cost $3,047,567,457)					3,047,567,457

Other assets in excess of liabilities					373,534

NET ASSETS — 100.0%					$3,047,940,991

The following abbreviations are used in the Portfolio descriptions:

FDIC	Federal Deposit Insurance Corp.

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(c)	Indicates a variable rate security.

(n)	Rate shown is the effective yield at purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Certificates of Deposit	$—	$568,000,094	$—
Commercial Paper	—	1,793,113,219	—
Corporate Obligations	—	100,000,000	—
Repurchase Agreement	—	156,277,000	—
U.S. Government Agency/Supra National Obligations	—	430,177,144	—

	$—	$3,047,567,457	$—
Other Financial Instruments*	—	—	—

Total	$—	$3,047,567,457	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.9%

AFFILIATED MUTUAL FUNDS — 92.0%
AST DeAM Large-Cap Value Portfolio	3,037,971	$22,906,303
AST Federated Aggressive Growth Portfolio	768,977	5,236,733
AST Goldman Sachs Mid-Cap Growth Portfolio*	28,689	119,921
AST International Growth Portfolio	2,693,733	26,344,712
AST International Value Portfolio	2,023,624	28,411,688
AST Jennison Large-Cap Growth Portfolio	122,329	1,218,400
AST Jennison Large-Cap Value Portfolio	91,647	912,803
AST Large-Cap Value Portfolio	2,863,946	32,591,708
AST Marsico Capital Growth Portfolio	1,505,990	22,966,350
AST MFS Growth Portfolio	2,793,851	22,546,374
AST Mid-Cap Value Portfolio	223,883	2,044,053
AST Money Market Portfolio	27,634,735	27,634,735
AST Neuberger Berman Mid-Cap Growth Portfolio*	124,822	1,942,230
AST PIMCO Total Return Bond Portfolio	2,402,732	27,919,745
AST Small-Cap Growth Portfolio	376,745	5,346,009
AST Small-Cap Value Portfolio	810,158	8,360,835
AST T. Rowe Price Large-Cap Growth Portfolio*	1,039,634	10,250,792
AST Western Asset Core Plus Bond Portfolio	693,518	6,858,893

TOTAL AFFILIATED MUTUAL FUNDS (cost $233,476,851)(w)		253,612,284

COMMON STOCKS — 9.9%

Exchange Traded Funds — 8.9%
iShares MSCI Australia Index Fund	175,656	3,969,826
iShares MSCI Brazil Index Fund	7,535	509,667
iShares MSCI Emerging Markets Index Fund	28,641	1,114,421
iShares MSCI Malaysia Index Fund	258,840	2,624,638
iShares MSCI Pacific ex-Japan index Fund	29,484	1,194,987
iShares MSCI Singapore index Fund	287,766	3,093,484
iShares MSCI South Korea Index Fund	19,212	910,265
Market Vectors Gold Miners*	75,028	3,398,018
Rydex S&P Smallcap 600 Pure Value	142,255	4,909,220
SPDR KBW Insurance	79,881	2,886,101

		24,610,627

Exchange Traded Notes — 1.0%
iPath MSCI India Index Fund*	46,408	2,734,823

TOTAL COMMON STOCKS (cost $25,560,268)		27,345,450

TOTAL INVESTMENTS — 101.9% (cost $259,037,119)		280,957,734

Liabilities in excess of other assets — (1.9)%		(5,182,722)

NET ASSETS — 100.0%		$275,775,012

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$27,345,450	$—	$—
Affiliated Mutual Funds	253,612,284	—	—

	$280,957,734	$—	$—
Other Financial Instruments*	—	—	—

Total	$280,957,734	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN/LSV MID CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%

COMMON STOCKS

Aerospace & Defense — 2.1%
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)*	75,350	$1,728,529
Goodrich Corp.	41,400	2,249,676
L-3 Communications Holdings, Inc.	45,900	3,686,688
Teledyne Technologies, Inc.*	49,920	1,796,621

		9,461,514

Agriculture — 1.1%
Archer-Daniels-Midland Co.	105,400	3,079,788
Bunge Ltd. (Bermuda)(a)	27,800	1,740,558

		4,820,346

Auto Parts & Related — 0.8%
Johnson Controls, Inc.	37,800	966,168
Navistar International Corp.*	23,500	879,370
WABCO Holdings, Inc.	70,175	1,473,675

		3,319,213

Automobiles — 1.1%
Harley-Davidson, Inc.	209,350	4,815,050

Banks — 1.0%
Comerica, Inc.	103,900	3,082,713
KeyCorp	186,900	1,214,850

		4,297,563

Beverages — 2.1%
Coca-Cola Enterprises, Inc.	126,000	2,697,660
Dr. Pepper Snapple Group, Inc.*	93,100	2,676,625
Pepsi Bottling Group, Inc.	73,000	2,660,120
PepsiAmericas, Inc.	50,000	1,428,000

		9,462,405

Chemicals — 3.0%
Eastman Chemical Co.	61,800	3,308,772
Lubrizol Corp. (The)	48,124	3,438,941
NewMarket Corp.	52,700	4,903,208
Schulman, (A.), Inc.	19,627	391,166
Terra Industries, Inc.(a)	28,400	984,628

		13,026,715

Commercial Banks — 3.5%
BB&T Corp.(a)	61,100	1,664,364
Fifth Third Bancorp	181,100	1,834,543
First Horizon National Corp.*(a)	84,920	1,123,492
Huntington Bancshares, Inc.	255,800	1,204,818
Park National Corp.(a)	25,500	1,487,670
PNC Financial Services Group, Inc.(a)	57,300	2,784,207
Regions Financial Corp.	431,496	2,679,590
SunTrust Banks, Inc.	59,100	1,332,705
Zions Bancorp(a)	78,700	1,414,239

		15,525,628

Commercial Services — 1.5%
Convergys Corp.*	194,000	1,928,360
Lender Processing Services, Inc.	67,400	2,572,658
Moody’s Corp.(a)	107,500	2,199,450

		6,700,468

Commercial Services & Supplies — 1.1%
McGrath RentCorp	43,462	924,437
Pre-Paid Legal Services, Inc.*	20,766	1,054,913
RR Donnelley & Sons Co.	129,000	2,742,540

		4,721,890

Computer Hardware — 1.4%
Affiliated Computer Services, Inc. (Class A Stock)*	29,450	1,595,307
Imation Corp.	90,700	840,789
Lexmark International, Inc. (Class A Stock)*	72,400	1,559,496
Western Digital Corp.*	55,900	2,042,027

		6,037,619

Computer Services & Software — 0.9%

Computer Sciences Corp.*	73,800	3,889,998

Computer Software — 0.9%
Fidelity National Information Services, Inc.(a)	68,300	1,742,333
NCR Corp.*	145,900	2,016,338

		3,758,671

Construction — 1.0%
KB Home	46,300	769,043
Masco Corp.	96,200	1,242,904
Owens Corning*(a)	102,700	2,305,615

		4,317,562

Consumer Products & Services — 2.3%
Black & Decker Corp. (The)	33,900	1,569,231
Blyth, Inc.	29,950	1,159,963
Whirlpool Corp.(a)	106,900	7,478,724

		10,207,918

Containers & Packaging — 0.4%
Sonoco Products Co.	62,700	1,726,758

Distribution/Wholesale — 0.5%
Ingram Micro, Inc. (Class A Stock)*	130,300	2,195,555

Diversified Financial Services — 0.6%
Discover Financial Services	90,600	1,470,438
GFI Group, Inc.	150,600	1,088,838

		2,559,276

Diversified Manufacturing — 1.6%
Parker Hannifin Corp.	31,200	1,617,408
Smith (A.O.) Corp.(a)	29,600	1,127,760
SPX Corp.(a)	17,100	1,047,717
Tyco International Ltd. (Switzerland)	100,500	3,465,240

		7,258,125

Drugs & Healthcare — 0.2%
IMS Health, Inc.	61,600	945,560

Electric — 3.3%
Allegheny Energy, Inc.	58,000	1,538,160
Mirant Corp.*(a)	178,300	2,929,469
NorthWestern Corp.	93,100	2,274,433
NV Energy, Inc.	132,700	1,537,993
Pinnacle West Capital Corp.	99,200	3,255,744
Portland General Electric Co.	57,400	1,131,928
Xcel Energy, Inc.	89,300	1,718,132

		14,385,859

Electronic Components & Equipment — 2.3%
Avnet, Inc.*	56,850	1,476,394
Energizer Holdings, Inc.*	33,600	2,229,024
Hubbell, Inc. (Class B Stock)	72,800	3,057,600
Jabil Circuit, Inc.	140,500	1,884,105
Thomas & Betts Corp.*	43,200	1,299,456

		9,946,579

Electronics — 0.3%
Benchmark Electronics, Inc.*	75,600	1,360,800

Energy Services — 0.5%
NRG Energy, Inc.*(a)	84,500	2,382,055

Engineering/Construction — 1.2%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	132,250	2,470,430
McDermott International, Inc. (Panama)*	47,400	1,197,798
NVR, Inc.*(a)	2,350	1,497,820

		5,166,048

Financial Services — 2.4%
Ameriprise Financial, Inc.	81,200	2,949,996
Capital One Financial Corp.	54,900	1,961,577
Invesco Ltd. (Bermuda)(a)	111,750	2,543,430
Jefferies Group, Inc.*(a)	46,000	1,252,580
State Street Corp.	34,000	1,788,400

		10,495,983

Food & Staples Retailing — 1.0%
Safeway, Inc.	129,800	2,559,656
SUPERVALU, Inc.	130,200	1,960,812

		4,520,468

Foods — 2.3%
Cal-Maine Foods, Inc.(a)	30,300	811,131
ConAgra Foods, Inc.	185,550	4,022,724
Fresh Del Monte Produce, Inc. (Cayman Islands)*	69,600	1,573,656
JM Smucker Co. (The)	18,400	975,384
Kroger Co. (The)	74,700	1,541,808
Sara Lee Corp.	100,100	1,115,114

		10,039,817

Healthcare Equipment & Services — 0.5%
Universal Health Services, Inc. (Class B Stock)	34,900	2,161,357

Healthcare Equipment & Supplies — 0.9%
Kinetic Concepts, Inc.*(a)	107,500	3,975,350

Healthcare Services — 2.3%
Aetna, Inc.	41,700	1,160,511
CIGNA Corp.	42,450	1,192,420
Coventry Health Care, Inc.*	109,475	2,185,121
Humana, Inc.*(a)	25,500	951,150
LifePoint Hospitals, Inc.*(a)	43,800	1,185,228
Lincare Holdings, Inc.*(a)	38,000	1,187,500
MEDNAX, Inc.*	41,800	2,295,656

		10,157,586

Household Durables — 0.3%
Newell Rubbermaid, Inc.	93,900	1,473,291

Industrial Products — 0.5%
Ingersoll-Rand PLC (Ireland)(a)	66,900	2,051,823

Insurance — 10.8%
Aflac, Inc.	60,700	2,594,318
Allstate Corp. (The)	81,800	2,504,716
American Financial Group, Inc.	119,100	3,037,050
Aspen Insurance Holdings Ltd. (Bermuda)	83,400	2,207,598
Assurant, Inc.	80,778	2,589,743
Chubb Corp.	78,600	3,962,226
Delphi Financial Group, Inc. (Class A Stock)	103,100	2,333,153
Fidelity National Financial, Inc. (Class A Stock)	48,800	735,904
Lincoln National Corp.	72,700	1,883,657
Montpelier Re Holdings Ltd. (Bermuda)	152,000	2,480,640
PartnerRe Ltd. (Bermuda)	61,200	4,708,728
Platinum Underwriters Holdings Ltd. (Bermuda)	43,100	1,544,704
Principal Financial Group, Inc.	84,700	2,319,933
StanCorp Financial Group, Inc.(a)	139,100	5,615,467
Unum Group	127,800	2,740,032
Validus Holdings Ltd. (Bermuda)	73,730	1,902,234
W.R. Berkely Corp.	74,800	1,890,944
White Mountains Insurance Group Ltd. (Bermuda)	3,261	1,001,159
XL Capital Ltd. (Class A Stock) (Cayman Islands)	82,000	1,431,720

		47,483,926

Leisure Equipment & Products — 0.4%
Polaris Industries, Inc.(a)	44,900	1,831,022

Machinery — 0.3%
Crane Co.	50,800	1,311,148

Machinery & Equipment — 1.5%
AGCO Corp.*	42,100	1,163,223
Bucyrus International, Inc.(a)	54,600	1,944,852
Terex Corp.*(a)	176,800	3,665,064

		6,773,139

Media — 3.0%
Cablevision Systems Corp. (Class A Stock)	85,700	2,035,375
CBS Corp. (Class B Stock)(a)	148,500	1,789,425
DISH Network Corp. (Class A Stock)*	115,200	2,218,752
Gannett Co., Inc.(a)	168,300	2,105,433
McGraw-Hill Cos., Inc. (The)	88,950	2,236,203
Scholastic Corp.	35,500	864,070
Time Warner Cable, Inc.	43,400	1,870,106

		13,119,364

Metals & Mining — 3.0%
Carpenter Technology Corp.	84,800	1,983,472
Cliffs Natural Resources, Inc.	52,500	1,698,900
Freeport-McMoRan Copper & Gold, Inc.	26,800	1,838,748
Sterlite Industries India Ltd. ADR (India)	70,250	1,121,892
Teck Cominco Ltd. (Class B Stock) (Canada)*(a)	130,200	3,589,614
Timken Co.	75,400	1,766,622
USEC, Inc.*	234,900	1,101,681

		13,100,929

Office Equipment & Supplies — 1.0%
Knoll, Inc.	108,500	1,131,655
Xerox Corp.	411,700	3,186,558

		4,318,213

Oil & Gas — 2.7%
Apache Corp.	6,700	615,261
Denbury Resources, Inc.*	58,050	878,296
National Oilwell Varco, Inc.*	53,850	2,322,550
Oceaneering International, Inc.*	14,250	808,688
Southwestern Energy Co.*	45,500	1,941,940
Talisman Energy, Inc. (Canada)	130,408	2,261,275
Whiting Petroleum Corp.*	53,400	3,074,772

		11,902,782

Oil, Gas & Consumable Fuels — 4.9%
Berry Petroleum Co. (Class A Stock)	81,000	2,169,180
ENSCO International, Inc.	28,800	1,225,152
Newfield Exploration Co.*	9,300	395,808
Noble Corp. (Switzerland)	57,400	2,178,904
Noble Energy, Inc.(a)	32,304	2,130,772
SEACOR Holdings, Inc.*(a)	18,900	1,542,807
Sempra Energy	46,700	2,326,127
Southern Union Co.	151,900	3,158,001
Sunoco, Inc.	95,100	2,705,595
Valero Energy Corp.(a)	104,200	2,020,438
World Fuel Services Corp.	38,600	1,855,502

		21,708,286

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.*	102,400	683,008

Pharmaceuticals — 4.4%
AmerisourceBergen Corp.	157,500	3,524,850
Endo Pharmaceuticals Holdings, Inc.*(a)	72,500	1,640,675
Forest Laboratories, Inc.*	126,900	3,735,936
King Pharmaceuticals, Inc.*(a)	198,300	2,135,691
Mylan, Inc.*	133,400	2,135,734
Sepracor, Inc.*	102,700	2,351,830
Shire PLC, ADR (United Kingdom)(a)	42,000	2,196,180
Watson Pharmaceuticals, Inc.*(a)	49,600	1,817,344

		19,538,240

Printing & Publishing — 0.2%
Consolidated Graphics, Inc.*	33,300	830,835

Real Estate Investment Trusts — 5.1%
Alexandria Real Estate Equities, Inc.(a)	24,100	1,309,835
Annaly Capital Management, Inc.	270,400	4,905,056
Boston Properties, Inc.(a)	32,000	2,097,600
Entertainment Properties Trust	50,700	1,730,898
HRPT Properties Trust(a)	489,300	3,679,536
Macerich Co. (The)(a)	62,922	1,908,424
Medical Properties Trust, Inc.(a)	182,000	1,421,420
National Retail Properties, Inc.(a)	73,100	1,569,457
Sunstone Hotel Investors, Inc.*(a)	222,418	1,579,168
Vornado Realty Trust(a)	33,640	2,166,753
Walter Investment Management Corp.	17,311	277,322

		22,645,469

Restaurants — 0.7%
Bob Evans Farms, Inc.	52,200	1,516,932
Brinker International, Inc.	104,800	1,648,504

		3,165,436

Retail — 0.3%
Stage Stores, Inc.	115,400	1,495,584

Retail & Merchandising — 4.2%
Foot Locker, Inc.	94,200	1,125,690
GameStop Corp. (Class A Stock)*(a)	27,600	730,572
Gap, Inc. (The)	192,300	4,115,220
JC Penney Co., Inc.	79,900	2,696,625
Limited Brands, Inc.	94,700	1,608,953
Macy’s, Inc.	110,100	2,013,729
NBTY, Inc.*(a)	98,650	3,904,567
RadioShack Corp.(a)	145,400	2,409,278

		18,604,634

Telecommunications — 2.6%
Anixter International, Inc.*	47,950	1,923,274
CenturyTel, Inc.	153,326	5,151,754
Harris Corp.	75,900	2,853,840
NII Holdings, Inc.*	51,800	1,552,964

		11,481,832

Transportation — 2.1%
Genco Shipping & Trading Ltd. (Marshall Island)(a)	67,000	1,392,260
Overseas Shipholding Group, Inc.(a)	69,600	2,600,952
Ryder System, Inc.	27,500	1,074,150
Ship Finance International Ltd. (Bermuda)(a)	58,820	722,898
Tidewater, Inc.	73,600	3,465,824

		9,256,084

Utilities — 4.6%
Alliant Energy Corp.	113,000	3,147,050
American Electric Power Co., Inc.	47,500	1,472,025
CMS Energy Corp.(a)	321,100	4,302,740
DPL, Inc.(a)	77,950	2,034,495
DTE Energy Co.	73,100	2,568,734
Edison International	28,300	950,314
Entergy Corp.	10,950	874,467
Pepco Holdings, Inc.	169,600	2,523,648
PPL Corp.	31,400	952,676
SCANA Corp.	36,000	1,256,400

		20,082,549

TOTAL LONG-TERM INVESTMENTS (cost $430,926,725)		426,497,330

SHORT-TERM INVESTMENT — 22.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $97,949,335; includes $86,287,263 of cash collateral for securities on loan)(b)(w)	97,949,335	97,949,335

TOTAL INVESTMENTS — 119.2% (cost $528,876,060)	524,446,665

Liabilities in excess of other assets — (19.2)%	(84,303,917)

NET ASSETS — 100.0%	$440,142,748

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $82,885,547; cash collateral of $86,287,263 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$426,497,330	$—	$—
Affiliated Money Market Mutual Fund	97,949,335	—	—

	$524,446,665	$—	$—
Other Financial Instruments*	—	—	—

Total	$524,446,665	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.1%

COMMON STOCKS

Aerospace — 0.4%
Rockwell Collins, Inc.	30,000	$1,524,000

Automotive Parts — 0.5%
O’Reilly Automotive, Inc.*(a)	60,000	2,168,400

Banks — 1.6%
Northern Trust Corp.	74,000	4,303,840
Signature Bank*(a)	90,000	2,610,000

		6,913,840

Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc.*	60,400	2,690,216
Dendreon Corp.*(a)	64,000	1,791,360
Human Genome Sciences, Inc.*(a)	115,000	2,164,300
Illumina, Inc.*(a)	110,000	4,675,000
Talecris Biotherapeutics Holdings Corp.	167,100	3,174,900
United Therapeutics Corp.*	43,000	2,106,570
Vertex Pharmaceuticals, Inc.*(a)	110,000	4,169,000

		20,771,346

Capital Markets — 1.6%
Lazard Ltd. (Class A Stock) (Bermuda)	169,100	6,985,521

Chemicals — 3.4%
Airgas, Inc.	134,200	6,491,254
Ecolab, Inc.	177,900	8,224,317

		14,715,571

Clothing & Apparel — 0.5%
Coach, Inc.	68,500	2,255,020

Commercial Services — 1.1%
CoStar Group, Inc.*(a)	54,200	2,234,124
HMS Holdings Corp.*(a)	61,000	2,332,030

		4,566,154

Computer Hardware — 1.6%
Cognizant Technology Solutions Corp. (Class A Stock)*	100,000	3,866,000
Western Digital Corp.*	85,000	3,105,050

		6,971,050

Computer Networking — 0.5%
Brocade Communications Systems, Inc.*	247,800	1,947,708

Computer Services & Software — 4.9%
Allscripts-Misys Healthcare Solutions, Inc.(a)	145,000	2,939,150
Equinix, Inc.*(a)	44,200	4,066,400
IHS, Inc. (Class A Stock)*	106,200	5,430,006
MICROS Systems, Inc.*(a)	65,700	1,983,483
NetApp, Inc.*(a)	84,300	2,249,124
salesforce.com, Inc.*	25,500	1,451,715
Sybase, Inc.*(a)	73,000	2,839,700

		20,959,578

Computer Software — 0.5%
McAfee, Inc.*	50,300	2,202,637

Construction & Engineering — 1.0%
Jacobs Engineering Group, Inc.*	90,400	4,153,880

Consumer Products & Services — 1.4%
Avon Products, Inc.	65,300	2,217,588
Church & Dwight Co., Inc.	66,800	3,790,232

		6,007,820

Distribution/Wholesale — 0.9%
W.W. Grainger, Inc.	45,000	4,021,200

Diversified Financial Services — 1.0%
Invesco Ltd. (Bermuda)(a)	195,000	4,438,200

Diversified Machinery — 0.7%
Flowserve Corp.	30,000	2,956,200

Education — 2.2%
DeVry, Inc.(a)	77,000	4,259,640
Strayer Education, Inc.(a)	23,100	5,028,408

		9,288,048

Electronic Components — 1.2%
AMETEK, Inc.	146,000	5,096,860

Electronics — 3.6%
Amphenol Corp. (Class A Stock)	90,000	3,391,200
Dolby Laboratories, Inc. (Class A Stock)*(a)	136,200	5,201,478
National Instruments Corp.	120,000	3,315,600
Trimble Navigation Ltd.*(a)	145,000	3,466,950

		15,375,228

Entertainment & Leisure — 3.9%
DreamWorks Animation SKG, Inc. (Class A Stock)*	78,100	2,778,017
Penn National Gaming, Inc.*	167,700	4,638,582
WMS Industries, Inc.*(a)	214,200	9,544,752

		16,961,351

Finance — 1.0%
MSCI, Inc. (Class A Stock)*	150,000	4,443,000

Financial — Bank & Trust — 0.8%
IntercontinentalExchange, Inc.*	37,400	3,634,906

Financial Services — 0.9%
Affiliated Managers Group, Inc.*(a)	61,600	4,004,616

Healthcare Products — 0.8%
Edwards Lifesciences Corp.*	50,000	3,495,500

Healthcare Providers & Services — 1.4%
Express Scripts, Inc.*	78,700	6,105,546

Healthcare Services — 0.9%
VCA Antech, Inc.*(a)	144,500	3,885,605

Hotels, Restaurants & Leisure — 1.6%
International Game Technology	99,500	2,137,260
Las Vegas Sands Corp.*(a)	60,000	1,010,400
Marriott International, Inc. (Class A Stock)	74,942	2,067,650
Royal Caribbean Cruises Ltd. (Liberia)*(a)	70,000	1,685,600

		6,900,910

Industrial Products — 3.0%
Fastenal Co.(a)	115,400	4,465,980

Precision Castparts Corp.	51,200	5,215,744
Roper Industries, Inc.	64,000	3,262,720

		12,944,444

Internet Services — 1.7%
Juniper Networks, Inc.*(a)	157,100	4,244,842
Priceline.com, Inc.*(a)	18,700	3,100,834

		7,345,676

Manufacturing — 1.1%
Danaher Corp.	69,000	4,645,080

Media — 0.5%
Discovery Communications, Inc. (Class A Stock)*(a)	40,000	1,155,600
Scripps Networks Interactive, Inc. (Class A Stock)	30,000	1,108,500

		2,264,100

Medical Supplies & Equipment — 2.2%
Bard (C.R.), Inc.	44,000	3,458,840
NuVasive, Inc.*(a)	65,000	2,714,400
PSS World Medical, Inc.*	65,000	1,418,950
ResMed, Inc.*	45,200	2,043,040

		9,635,230

Metals & Mining — 0.9%
Alpha Natural Resources, Inc.*(a)	38,500	1,351,350
Cliffs Natural Resources, Inc.	75,000	2,427,000

		3,778,350

Oil, Gas & Consumable Fuels — 6.5%
Cabot Oil & Gas Corp.	56,900	2,034,175
CARBO Ceramics, Inc.(a)	73,400	3,783,770
Concho Resources, Inc.*(a)	176,200	6,399,584
Core Laboratories NV (Netherlands)(a)	36,900	3,804,021
Oceaneering International, Inc.*	36,000	2,043,000
Range Resources Corp.	105,000	5,182,800
Southwestern Energy Co.*	113,500	4,844,180

		28,091,530

Pharmaceuticals — 1.8%
Mead Johnson Nutrition Co. (Class A Stock)(a)	111,400	5,025,254
Mylan, Inc.*	185,000	2,961,850

		7,987,104

Printing & Publishing — 1.3%
VistaPrint NV (Netherlands)*(a)	112,700	5,719,525

Retail & Merchandising — 9.1%
Bed Bath & Beyond, Inc.*(a)	121,300	4,553,602
BJ’s Wholesale Club, Inc.*	90,000	3,259,800
Dollar Tree, Inc.*	70,000	3,407,600
Gap, Inc. (The)	104,800	2,242,720
Kohl’s Corp.*(a)	58,600	3,343,130
Nordstrom, Inc.(a)	121,500	3,710,610
Ross Stores, Inc.	150,800	7,203,716
Shoppers Drug Mart Corp. (Canada)	132,500	5,437,865
TJX Cos., Inc.	102,400	3,804,160
Williams-Sonoma, Inc.	125,900	2,546,957

		39,510,160

Semiconductors — 6.4%
Analog Devices, Inc.	128,700	3,549,546
Avago Technologies Ltd. (Singapore)*	145,000	2,475,150
Lam Research Corp.*(a)	67,800	2,316,048
Marvell Technology Group Ltd. (Bermuda) *	226,400	3,665,416
Microchip Technology, Inc.(a)	176,600	4,679,900
Rovi Corp.*(a)	91,900	3,087,840
Silicon Laboratories, Inc.*(a)	106,700	4,946,612
Varian Semiconductor Equipment Associates, Inc.*(a)	89,100	2,926,044

		27,646,556

Software — 4.0%
Activision Blizzard, Inc.*	427,200	5,293,008
ANSYS, Inc.*	167,900	6,291,213
Citrix Systems, Inc.*(a)	57,500	2,255,725
Electronic Arts, Inc.*	65,000	1,238,250
MedAssets, Inc.*	93,500	2,110,295

		17,188,491

Specialty Retail — 2.3%
CarMax, Inc.*(a)	104,400	2,181,960
Urban Outfitters, Inc.*(a)	251,400	7,584,738

		9,766,698

Telecommunications — 4.0%
American Tower Corp. (Class A Stock)*	191,700	6,977,880
Millicom International Cellular SA (Luxembourg)*(a)	35,200	2,560,448
SBA Communications Corp. (Class A Stock)*(a)	286,600	7,746,798

		17,285,126

Transportation — 3.1%
C.H. Robinson Worldwide, Inc.	94,200	5,440,050
Expeditors International of Washington, Inc.(a)	108,100	3,799,715
J.B. Hunt Transport Services, Inc.(a)	125,100	4,019,463

		13,259,228

Waste Management — 1.5%
Stericycle, Inc.*(a)	134,500	6,516,525

TOTAL LONG-TERM INVESTMENTS (cost $350,394,203)		406,333,518

SHORT-TERM INVESTMENT — 39.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $169,329,988; includes $139,862,928 of cash collateral for securities on loan)(b)(w)	169,329,988	169,329,988

TOTAL INVESTMENTS — 133.3% (cost $519,724,191)		575,663,506

Liabilities in excess of other assets — (33.3)%		(143,811,615)

NET ASSETS — 100.0%		$431,851,891

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $135,775,799; cash collateral of $139,862,928 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$406,333,518	$—	$—
Affiliated Money Market Mutual Fund	169,329,988	—	—

	$575,663,506	$—	$—
Other Financial Instruments*	—	—	—

Total	$575,663,506	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%

COMMON STOCKS

Aerospace — 3.2%
AAR Corp.*	64,400	$1,412,936
HEICO Corp.(a)	42,487	1,842,236

		3,255,172

Apparel/Shoes — 1.1%
Fuqi International, Inc.*(a)	37,600	1,100,928

Biotechnology — 3.5%
Human Genome Sciences, Inc.*(a)	69,400	1,306,108
Regeneron Pharmaceuticals, Inc.*	51,400	992,020
Seattle Genetics, Inc.*	85,200	1,195,356

		3,493,484

Business Services — 4.3%
Informatica Corp.*	113,200	2,556,056
VistaPrint NV (Netherlands)*(a)	34,800	1,766,100

		4,322,156

Chemicals — 1.3%
NewMarket Corp.	13,900	1,293,256

Clothing & Apparel — 2.4%
Carter’s, Inc.*	47,200	1,260,240
Warnaco Group, Inc. (The)*	26,800	1,175,448

		2,435,688

Commercial Services — 4.7%
Global Cash Access Holdings, Inc.*	120,100	877,931
HMS Holdings Corp.*	28,600	1,093,378
SuccessFactors, Inc.*(a)	91,400	1,285,998
TrueBlue, Inc.*	101,700	1,430,919

		4,688,226

Computer Services & Software — 6.2%
Jack Henry & Associates, Inc.	41,700	978,699
LivePerson, Inc.*	254,300	1,281,672
MedAssets, Inc.*(a)	53,900	1,216,523
Nuance Communications, Inc.*(a)	97,300	1,455,608
Solera Holdings, Inc.	40,500	1,259,955

		6,192,457

Consulting Services — 1.4%
ICF International, Inc.*(a)	45,000	1,364,400

Consumer Products & Services — 1.3%
Jarden Corp.	48,200	1,352,974

Diversified Financial Services — 1.5%
Janus Capital Group, Inc.	108,900	1,544,202

Education — 2.5%
Capella Education Co.*(a)	19,000	1,279,460
Lincoln Educational Services Corp.*	53,200	1,217,216

		2,496,676

Electronic Components & Equipment — 3.6%
Harbin Electric, Inc.*	76,800	1,296,384
Rovi Corp.*(a)	44,200	1,485,120
SmartHeat, Inc.*	71,800	852,266

		3,633,770

Energy — Energy Resources — 2.4%
Concho Resources, Inc.*(a)	67,900	2,466,128

Entertainment & Leisure — 3.2%
Royal Caribbean Cruises Ltd. (Liberia)*(a)	79,200	1,907,136
WMS Industries, Inc.*(a)	29,200	1,301,152

		3,208,288

Environmental Services — 1.0%
Nalco Holding Co.	49,800	1,020,402

Financial Services — 2.3%
GFI Group, Inc.	152,600	1,103,298
Waddell & Reed Financial, Inc. (Class A Stock)	41,200	1,172,140

		2,275,438

Food — 0.8%
United Natural Foods, Inc.*	35,800	856,336

Healthcare — Medical Products — 1.2%
PSS World Medical, Inc.*	53,400	1,165,722

Healthcare — Medical Providers — 3.9%
Emergency Medical Services Corp. (Class A Stock)*	29,900	1,390,350
ICU Medical, Inc.*	40,200	1,481,772
Inverness Medical Innovations, Inc.*(a)	26,400	1,022,472

		3,894,594

Healthcare Services — 6.2%
Air Methods Corp.*	36,000	1,172,520
Healthcare Services Group, Inc.	66,000	1,211,760
IPC The Hospitalist Co., Inc.*	41,600	1,308,320
MEDNAX, Inc.*	28,200	1,548,744
Psychiatric Solutions, Inc.*	36,900	987,444

		6,228,788

Hotels & Motels — 3.2%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	278,200	3,202,082

Internet — 0.8%
Constant Contact, Inc.*(a)	43,300	833,525

Internet Services — 1.6%
Perfect World Co. Ltd., ADR (Cayman Islands)*	34,200	1,645,020

Machinery & Equipment — 1.4%
Manitowoc Co., Inc. (The)	153,200	1,450,804

Medical Supplies & Equipment — 3.0%
NuVasive, Inc.*(a)	29,000	1,211,040
Sirona Dental Systems, Inc.*	59,200	1,761,200

		2,972,240

Miscellaneous Manufacturing — 2.2%
Ameron International Corp.	15,900	1,112,682
Polypore International, Inc.*	85,800	1,107,678

		2,220,360

Oil & Gas — 1.2%
Arena Resources, Inc.*(a)	34,100	1,210,550

Packaging — 1.3%
Rock-Tenn Co. (Class A Stock)	26,900	1,267,259

Personal Services — 1.3%
Cornell Cos., Inc.*	58,625	1,315,545

Pharmaceuticals — 2.5%
Alexion Pharmaceuticals, Inc.*	26,400	1,175,856
SXC Health Solutions Corp. (Canada)*	29,000	1,356,910

		2,532,766

Retail & Merchandising — 3.5%
hhgregg, Inc.*	68,700	1,163,778
Lululemon Athletica, Inc.*(a)	50,100	1,139,775
Tractor Supply Co.*	24,800	1,200,816

		3,504,369

Semiconductors — 6.9%
Hittite Microwave Corp.*(a)	28,100	1,033,518
Netlogic Microsystems, Inc.*(a)	27,100	1,219,500
Semtech Corp.*	64,200	1,092,042
Silicon Laboratories, Inc.*(a)	25,500	1,182,180
Varian Semiconductor Equipment Associates, Inc.*	40,800	1,339,872
Veeco Instruments, Inc.*	44,900	1,047,068

		6,914,180

Software — 4.4%
RightNow Technologies, Inc.*	144,000	2,079,360
Taleo Corp. (Class A Stock)*(a)	104,200	2,359,088

		4,438,448

Technology — Computer Software — 2.1%
Ultimate Software Group, Inc.*	72,200	2,073,584

Transportation — 3.4%
Kirby Corp.*	38,300	1,410,206
Old Dominion Freight Line, Inc.*	31,400	955,502
UTI Worldwide, Inc. (British Virgin Islands)	70,800	1,025,184

		3,390,892

TOTAL LONG-TERM INVESTMENTS (cost $81,873,381)		97,260,709

SHORT-TERM INVESTMENT — 26.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $26,987,771; includes $24,952,421 of cash collateral for securities on loan)(b)(w)	26,987,771	26,987,771

TOTAL INVESTMENTS — 123.7% (cost $108,861,152)		124,248,480

Liabilities in excess of other assets — (23.7)%		(23,823,112)

NET ASSETS — 100.0%		$100,425,368

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $23,341,806; cash collateral of $24,952,421 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$97,260,709	$—	$—
Affiliated Money Market Mutual Fund	26,987,771	—	—

	$124,248,480	$—	$—
Other Financial Instruments*	—	—	—

Total	$124,248,480	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS — 97.4%

Argentina — 0.8%
Banco Macro SA, ADR	19,190	$463,439
BBVA Banco Frances SA, ADR	9,786	55,290
Cresud SACIF y A, ADR(g)	60,000	773,400
Grupo Financiero Galicia SA, ADR*	39,330	185,244
IRSA Inversiones y Representaciones SA, GDR*(g)	12,880	106,904
MercadoLibre, Inc.*	20,900	803,814
Petrobras Energia SA (Class B Stock)*(g)	48,072	86,687
Petrobras Energia SA, ADR*	31,844	570,326
Telecom Argentina SA, ADR*	39,230	627,288
Transportadora de Gas del Sur SA, ADR(g)	68,030	212,934

		3,885,326

Botswana — 0.6%
Barclays Bank of Botswana Ltd.(g)	272,230	247,947
Botswana Insurance Holdings Ltd.(g)	187,500	224,853
First National Bank of Botswana(g)	2,263,280	961,984
Letshego Holdings Ltd.(g)	240,010	455,419
Sechaba Breweries Ltd.(g)	420,634	846,042
Standard Chartered Bank Botswana Ltd.(g)	145,110	356,848

		3,093,093

Brazil — 5.9%
AES Tiete SA (PRFC Shares)	14,800	167,916
All America Latina Logistica SA	41,100	319,223
American Banknote SA	13,900	134,873
Anhanguera Educacional Participacoes SA*	3,500	39,828
Aracruz Celulose SA (PRFC B Shares)*	7,800	17,435
B2W Cia Global Do Varejo	6,000	168,763
Banco Bradesco SA (PRFC Shares)	80,500	1,606,274
Banco do Brasil SA	27,700	490,801
Banco Nossa Caixa SA	3,500	123,338
BM&FBOVESPA SA	33,699	248,995
BR Malls Participacoes SA*	5,100	60,223
Bradespar SA (PRFC Shares)	11,600	212,802
Braskem SA (PRFC A Shares)*	8,000	50,576
BRF — Brasil Foods SA*	42,030	1,115,043
Centrais Eletricas Brasileiras SA (PRFC B Shares)	45,600	639,625
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC Shares)	8,977	253,220
Cia de Bebidas das Americas (PRFC Shares)	15,344	1,264,520
Cia de Concessoes Rodoviarias	13,000	224,543
Cia de Saneamento Basico do Estado de Sao Paulo	8,200	156,030
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	5,051	142,042
Cia Energetica de Minas Gerais (PRFC Shares)	30,975	468,576
Cia Energetica de Sao Paulo (PRFC B Shares)	11,500	141,446
Cia Paranaense de Energia (PRFC B Shares)	13,200	232,468
Cia Siderurgica Nacional SA	20,500	627,752
Cosan SA Industria e Comercio*	11,400	126,445
CPFL Energia SA	9,600	173,619
Cyrela Brazil Realty SA	17,500	229,073
Diagnosticos da America SA*	2,600	67,510
Duratex SA (PRFC Shares)	4,700	74,548
EDP — Energias do Brasil SA	13,300	218,614
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	9,000	185,324
Empresa Brasileira de Aeronautica SA*	66,900	385,177
Fertilizantes Fosfatados SA (PRFC Shares)*	8,800	89,957
Gafisa SA	23,900	361,549
Gerdau SA (PRFC Shares)	38,300	515,610
Global Village Telecom Holding SA*	9,400	215,315
Industrias Romi SA	6,000	38,880
Investimentos Itau SA (PRFC Shares)	185,067	1,119,845
Itau Unibanco Holding SA (PFRC Shares)	118,572	2,396,070
JBS SA	39,200	204,674
LLX Logistica SA*	1,900	7,014
Localiza Rent A Car	14,900	149,286
Lojas Americanas SA (PRFC Shares)	31,900	215,176
Lojas Renner SA	10,900	189,747
Lupatech SA*	1,900	27,723
Marfrig Alimentos SA*	8,000	76,315
Metalurgica Gerdau SA (PRFC Shares)	8,700	146,146
MRV Engenharia e Participacoes SA	11,900	230,732
Natura Cosmeticos SA	13,900	249,896
NET Servicos de Comunicacao SA (PRFC Shares)*	16,500	191,674
PDG Realty SA Empreendimentos e Participacoes	43,800	363,681
Petroleo Brasileiro SA (PRFC Shares)	250,100	4,925,485
Randon Participacoes SA (PRFC Shares)	6,600	49,362
Redecard SA	34,600	534,937
Rossi Residencial SA	5,400	43,435
Souza Cruz SA	7,500	266,877
Suzano Papel e Celulose SA (PRFC Shares)*	4,300	45,510
Tam SA (PRFC Shares)*	2,700	35,068
Tele Norte Leste Participacoes SA (PRFC Shares)	36,600	689,607
Telecomunicacoes de Sao Paulo SA (PRFC Shares)	6,500	164,371
Telemar Norte Leste SA (PRFC A Shares)	3,800	125,480

Terna Participacoes SA	1,900	42,631
Tim Participacoes SA (PRFC Shares)	77,000	189,936
Totvs SA	10,300	505,814
Tractebel Energia SA	18,000	213,366
Ultrapar Participacoes SA (PRFC Shares)	12,600	506,247
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	14,400	380,890
Vale SA (PRFC A Shares)	164,900	3,408,579
Vivo Participacoes SA (PRFC Shares)	17,775	446,081
Votorantim Celulose e Papel SA*	1,820	29,864
Weg SA	51,900	499,489

		30,258,941

Bulgaria — 0.6%
Bulgarian American Credit Bank JSCO*(g)	23,904	354,094
CB First Investment Bank AD*(g)	155,563	343,329
Central Cooperative Bank AD*	87,402	96,252
Chimimport AD*	265,946	501,391
Corporate Commercial Bank AD*(g)	3,940	161,016
Industrial Holding Bulgaria PLC*(g)	54,384	89,511
MonBat AD*(g)	48,227	273,274
Olovno Tzinkov Komplex AD*(g)	9,086	106,722
Petrol AD*(g)	90,727	352,957
Sopharma AD Sofia*(g)	197,237	616,804

		2,895,350

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA*	90,800	209,431
Administradora de Fondos de Pensiones Provida SA, ADR*	8,500	292,485
AES Gener SA	270,000	115,662
Almendral SA	2,494,900	239,619
Antarchile SA	30,450	491,299
Banco de Chile	6,010,376	475,582
Banco de Credito e Inversiones	17,889	520,319
Banco Santander Chile	18,480,750	1,021,946
Banmedica SA	148,000	145,375
CAP SA	20,400	525,075
Centros Comerciales Sudamericanos SA	298,900	817,184
Cia Cervecerias Unidas SA, ADR	6,600	226,644
Cia General de Electricidad	38,850	241,686
Cia Sudamericana de Vapores SA*	254,700	202,463
Colbun SA	2,009,050	483,853
Embotelladora Andina SA, ADR (Class B Stock)	9,950	178,702
Empresa Nacional de Electricidad SA	698,450	1,088,807
Empresas CMPC SA	19,420	681,775
Empresas COPEC SA	103,850	1,327,995
Empresas La Polar SA	48,500	217,908
Enersis SA	2,377,400	869,659
Enersis SA, ADR	6,500	119,925
ENTEL Chile SA	15,150	197,040
Grupo Security SA(g)	692,880	188,789
Inversiones Aguas Metropolitanas SA	92,500	107,685
Lan Airlines SA, ADR	38,550	508,089
Madeco SA, ADR	44,800	295,232
Minera Valparaiso SA(g)	3,281	98,176
Parque Arauco SA	181,800	168,986
Ripley Corp. SA	192,000	137,779
SACI Falabella	276,100	1,219,461
Salfacorp SA	107,000	173,808
SM-Chile SA (Class B Stock)	1,875,600	191,057
Sociedad de Inversiones Pampa Calichera SA (Class A Stock)	207,000	333,233
Sociedad Quimica y Minera de Chile SA, ADR	21,800	853,034
Sonda SA	219,450	299,382
Vina Concha y Toro SA	76,150	159,295
Vina Concha y Toro SA, ADR	4,800	199,920

		15,624,360

China — 6.1%
Agile Property Holdings Ltd.	158,000	184,776
Air China Ltd. (Class H Stock)*	346,000	198,215
Alibaba.com Ltd.	100,500	232,797
Aluminum Corp. of China Ltd. (Class H Stock)*	270,000	294,741
Angang Steel Co. Ltd. (Class H Stock)	106,000	197,849
Anhui Conch Cement Co. Ltd. (Class H Stock)	34,000	225,465
Baidu, Inc., ADR*	2,100	821,205
Bank of China Ltd. (Class H Stock)	2,262,000	1,186,637
Bank of Communications Co. Ltd. (Class H Stock)	173,000	209,748
Beijing Capital International Airport Co. Ltd. (Class H Stock)*	342,000	211,998
Beijing Enterprises Holdings Ltd.	48,000	253,809
BOE Technology Group Co. Ltd. (Class B Stock)*	576,700	132,160
BYD Co. Ltd. (Class H Stock)*	30,000	246,274
Chaoda Modern Agriculture Holdings Ltd.	267,520	160,978
China Agri-Industries Holdings Ltd.	92,000	85,711
China Citic Bank (Class H Stock)	95,000	62,281
China Coal Energy Co. (Class H Stock)	153,000	198,633
China Communications Construction Co. Ltd. (Class H Stock)	319,000	343,277
China Communications Services Corp. Ltd. (Class H Stock)	232,000	126,459
China Construction Bank Corp. (Class H Stock)	1,334,000	1,061,123
China COSCO Holdings Co. Ltd. (Class H Stock)	146,000	173,596
China Dongxiang Group Co.	550,000	365,813
China Green Holdings Ltd.	48,000	40,662
China Hongxing Sports Ltd.	1,094,000	161,868
China International Marine Containers Co. Ltd. (Class B Stock)	185,700	190,006

China Life Insurance Co. Ltd. (Class H Stock)	299,000	1,304,432
China Medical Technologies, Inc., ADR	5,500	89,210
China Mengniu Dairy Co. Ltd.*	105,000	268,302
China Merchants Bank Co. Ltd. (Class H Stock)	261,300	579,971
China Merchants Holdings International Co. Ltd.	58,000	191,245
China Mobile Ltd.	303,000	2,967,656
China National Building Material Co. Ltd. (Class H Stock)	76,000	177,849
China Oilfield Services Ltd. (Class H Stock)	128,000	118,565
China Overseas Land & Investment Ltd.	122,720	264,137
China Petroleum & Chemical Corp. (Class H Stock)	706,000	599,382
China Railway Construction Corp. Ltd. (Class H Stock)	108,200	143,365
China Railway Group Ltd. (Class H Stock)*	412,000	352,576
China Resources Enterprise	72,000	208,712
China Resources Land Ltd.	30,000	65,443
China Resources Power Holdings Co. Ltd.	147,400	341,342
China Shenhua Energy Co. Ltd. (Class H Stock)	144,000	624,155
China Shipping Container Lines Co. Ltd. (Class H Stock)*	134,000	48,506
China Shipping Development Co. Ltd. (Class H Stock)	68,000	85,363
China Southern Airlines Co. Ltd. (Class H Stock)*	132,000	41,581
China Telecom Corp. Ltd. (Class H Stock)	824,000	389,212
China Travel International Investment Hong Kong Ltd.	690,000	135,417
China Unicom Hong Kong Ltd.	306,052	433,711
China Vanke Co. Ltd. (Class B Stock)	269,760	338,274
China Yurun Food Group Ltd.	54,000	116,250
China Zhongwang Holdings Ltd.*	172,400	169,507
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	113,880	66,757
CITIC Pacific Ltd.	59,000	154,069
CNOOC Ltd.	721,000	972,042
CNPC Hong Kong Ltd.	230,000	181,637
COSCO Pacific Ltd.	34,000	48,542
Country Garden Holdings Co.	415,000	149,238
Ctrip.com International Ltd., ADR*	7,600	446,804
Datang International Power Generation Co. Ltd. (Class H Stock)	372,000	193,538
Denway Motors Ltd.	542,000	240,290
Dongfeng Motor Group Co. Ltd. (Class H Stock)	174,000	184,049
Focus Media Holding Ltd., ADR*	19,300	213,072
Foxconn International Holding Ltd.*	220,000	143,842
Global Bio-Chem Technology Group Co. Ltd.	760,000	191,337
Golden Eagle Retail Group Ltd.	74,000	124,194
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	99,600	173,866
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	68,000	125,191
Harbin Power Equipment Co. Ltd. (Class H Stock)	44,000	41,307
Huaneng Power International, Inc. (Class H Stock)	296,000	197,023
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,809,000	1,356,714
Inner Mongolia Eerduosi Cashmere Products Co. Ltd. (Class B Stock)	133,600	94,722
Inner Mongolia Yitai Coal Co. (Class B Stock)	10,200	56,569
Jiangsu Expressway Co. Ltd. (Class H Stock)	90,000	73,587
Jiangxi Copper Co. Ltd. (Class H Stock)	92,000	204,293
Kingboard Chemical Holdings Ltd.	44,500	168,376
Konka Group Co. Ltd. (Class B Stock)	161,000	55,780
Lenovo Group Ltd.	294,000	130,877
Li Ning Co. Ltd.	88,500	271,442
Maanshan Iron & Steel (Class H Stock)*	92,000	55,248
Mindray Medical International Ltd., ADR	5,200	169,728
Netease.com, ADR*	8,700	397,416
New Oriental Education & Technology Group, ADR*	4,900	394,205
Parkson Retail Group Ltd.	171,000	251,859
PetroChina Co. Ltd. (Class H Stock)	1,002,000	1,137,286
PICC Property & Casualty Co. Ltd. (Class H Stock)*	284,000	194,413
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	61,500	485,678
Ports Design Ltd.	20,000	49,869
Semiconductor Manufacturing International Corp.*	3,851,000	180,313
Shanda Interactive Entertainment Ltd., ADR*	2,000	102,400
Shandong Chenming Paper Holdings Ltd. (Class B Stock)	60,400	42,544
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	44,000	145,151
Shanghai Electric Group Co. Ltd. (Class H Stock)	108,000	51,828
Shanghai Haixin Group Co. (Class B Stock)*	451,500	151,253
Shanghai Industrial Holdings Ltd.	31,000	139,184
Shanghai Jin Jiang International Hotels Group Co. Ltd. (Class H Stock)	210,000	58,042
Shanghai Zhenhua Port Machinery Co. (Class B Stock)	188,110	147,666
Shimao Property Holdings Ltd.	32,000	54,009
Sina Corp.*	2,000	75,920
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)*	240,000	99,543

Sohu.com, Inc.*	1,000	68,780
Suntech Power Holdings Co. Ltd., ADR*	8,800	133,760
Tencent Holdings Ltd.	43,600	707,621
Tingyi Cayman Islands Holding Corp.	254,000	523,536
Tsingtao Brewery Co. Ltd. (Class H Stock)	34,000	128,012
Want Want China Holdings Ltd.	530,400	311,420
Wumart Stores, Inc. (Class H Stock)	137,000	203,358
Yangzijiang Shipbuilding Holdings Ltd.	113,000	76,919
Yantai Changyu Pioneer Wine Co. (Class B Stock)	9,100	58,191
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	112,000	160,950
Zhejiang Expressway Co. Ltd. (Class H Stock)	174,000	152,032
Zijin Mining Group Co. Ltd. (Class H Stock)	286,000	279,283
ZTE Corp. (Class H Stock)	50,960	267,828

		31,134,647

Colombia — 0.8%
Almacenes Exito SA	24,600	201,321
BanColombia SA, ADR	12,700	545,211
Cementos Argos SA	37,500	214,629
Cia Colombiana de Inversiones SA	5,800	131,514
Ecopetrol SA	317,900	448,243
Empresa de Telecomunicaciones de Bogota	333,000	178,787
Grupo Aval Acciones y Valores	585,600	227,412
Grupo Nacional de Chocolates SA	47,400	564,325
Interconexion Electrica SA	102,000	648,657
Inversiones Argos SA	38,600	321,931
Suramericana de Inversiones SA	33,500	436,556

		3,918,586

Croatia — 0.8%
Adris Grupa dd (PRFC Shares)(g)	10,693	587,198
Atlantska Plovidba dd	1,527	345,407
Dalekovod dd*	3,870	324,284
Ericsson Nikola Tesla	315	95,109
Hrvatske telekomunikacije dd	31,570	1,656,509
INA Industrija Nafte dd*	816	279,416
Institut Gradevinarstva Hrvatske dd*	60	49,315
Koncar-Elektroindustrija dd*	1,788	158,843
Petrokemija dd*	4,925	157,819
Podravka dd*(g)	3,000	172,187
Privredna Banka Zagreb dd*(g)	660	87,077
VIRO Tvornica Secera*	435	41,181

		3,954,345

Czech Republic — 2.3%
CEZ A/S	86,350	4,605,387
Komercni Banka A/S	14,650	2,921,541
New World Resources NV (Class A Stock)	144,050	1,409,619
Pegas Nonwovens SA	13,800	370,404
Philip Morris CR A/S	600	306,091
Telefonica O2 Czech Republic A/S	53,000	1,311,957
Unipetrol*	89,400	730,756

		11,655,755

Egypt — 1.5%
Al Ezz Steel Rebars SAE	77,520	215,427
Alexandria Mineral Oils Co.	4,500	36,012
Arab Cotton Ginning	170,900	174,255
Commercial International Bank	79,950	833,793
Delta Sugar Co.*	14,539	70,872
Eastern Tobacco	12,520	305,673
Egyptian Co. for Mobile Services	9,190	365,078
Egyptian Financial & Industrial Co.	37,180	164,073
Egyptian Financial Group-Hermes Holding	75,940	414,620
Egyptian for Tourism Resorts*	523,217	252,955
Egyptian International Pharmaceutical Industrial Co.	14,300	90,837
Egyptian Kuwaiti Holding Co.	126,674	304,018
Egyptian Media Production City*	128,835	165,551
El Ezz Aldekhela Steel Alexandria	980	149,079
ElSwedy Cables Holding Co.	11,660	166,826
Maridive & Oil Services SAE	44,440	183,537
Medinet Nasr Housing	17,100	111,296
Misr Beni Suef Cement Co.	7,820	185,053
Olympic Group Financial Investments	30,000	179,607
Orascom Construction Industries	29,680	1,270,112
Orascom Telecom Holding SAE	132,090	840,987
Palm Hills Developments SAE*	75,000	120,774
Pioneers Holding*	107,500	130,907
Sidi Kerir Petrochemcials Co.	134,010	283,754
Six of October Development & Investment*	1,700	26,374
South Valley Cement*	77,068	111,778
Suez Cement(g)	16,000	119,520
Talaat Moustafa Group*	150,500	176,158
Telecom Egypt	68,450	220,951

		7,669,877

Estonia — 0.7%
Baltika A/S*	14,400	20,861
Eesti Telekom A/S	91,000	842,938
Jarvevana A/S*(g)	31,100	19,114
Merko Ehitus A/S(g)	55,300	433,751
Norma A/S(g)	51,600	302,037
Olympic Entertainment Group A/S*	563,400	643,075
Tallink Group Ltd. A/S*	1,760,200	1,056,079
Tallinna Kaubamaja A/S	40,228	294,340
Tallinna Vesi A/S (Class A Stock)	12,500	192,066

		3,804,261

Ghana — 0.2%
CAL Bank Ltd.(g)	604,200	100,075
Ghana Commercial Bank Ltd.(g)	1,190,800	657,446
Standard Chartered Bank(g)	13,000	260,179

		1,017,700

Hungary — 2.5%
Egis Gyogyszergyar Nyrt	2,550	271,536
Fotex Holding SE Co. Ltd.*	13,750	32,869
Magyar Telekom Telecommunications PLC	676,290	2,957,741
MOL Hungarian Oil and Gas Nyrt*	33,330	2,783,174
OTP Bank PLC*	158,150	4,512,583
Raba Jarmuipari Holding Nyilvanosan Mukodo Reszvenytarsasag*	3,293	13,561
Richter Gedeon Nyrt	11,100	2,297,625

		12,869,089

India — 5.8%
ABB Ltd.	9,590	156,013
ACC Ltd.	3,800	64,524
Adani Enterprises Ltd.	3,200	44,052
Aditya Birla Nuvo Ltd.	1,900	37,397
Ambuja Cements Ltd.	70,000	144,551
Amtek Auto Ltd.	30,090	137,581
Asian Paints Ltd.	2,700	78,742
Axis Bank Ltd.	18,900	385,183
Bajaj Auto Ltd.	8,000	247,428
Bank of Baroda	18,000	179,581
Bank of India	9,700	83,253
Bharat Forge Ltd.	11,000	63,048
Bharat Heavy Electricals Ltd.	9,520	458,514
Bharti Airtel Ltd.	180,380	1,564,759
Biocon Ltd.	11,400	61,149
Bosch Ltd.	800	68,673
Cairn India Ltd.*	52,880	286,154
Cipla Ltd.	51,810	300,623
Colgate-Palmolive India Ltd.	7,200	94,463
Container Corp. of India	9,900	245,447
Crompton Greaves Ltd.	13,400	86,982
Dabur India Ltd.	26,400	77,799
Divi’s Laboratories Ltd.	10,000	117,183
DLF Ltd.	45,330	410,709
Dr. Reddys Laboratories Ltd.	15,800	323,294
Educomp Solutions Ltd.	2,600	252,458
Essar Oil Ltd.*	53,050	174,553
GAIL India Ltd., GDR	6,255	281,475
Glenmark Pharmaceuticals Ltd.	14,090	69,460
GMR Infrastructure Ltd.*	58,500	169,452
Grasim Industries Ltd., GDR*	2,230	128,578
HCL Technologies Ltd.	9,300	65,651
HDFC Bank Ltd., ADR	5,210	616,708
Hero Honda Motors Ltd.	13,900	481,761
Hindalco Industries Ltd., GDR, 144A	37,400	100,333
Hindustan Unilever Ltd.	153,200	834,159
Housing Development & Infrastructure Ltd.*	5,657	37,638
Housing Development Finance Corp.	20,600	1,188,808
ICICI Bank Ltd., ADR	23,880	920,813
Idea Cellular Ltd.*	120,260	187,298
Indiabulls Financial Services Ltd.	47,800	187,363
Indiabulls Real Estate Ltd.*	57,100	320,755
Indiabulls Securities Ltd.	48,300	54,712
Indian Hotels Co. Ltd.	33,000	52,925
Indian Oil Corp. Ltd.	14,600	205,868
Infosys Technologies Ltd., ADR	46,930	2,275,636
Infrastructure Development Finance Co. Ltd.	88,970	268,926
ITC Ltd., GDR*	125,980	610,324
Jaiprakash Associates Ltd.	51,670	253,387
Jindal Steel & Power Ltd.	29,160	353,634
JSW Steel Ltd.	3,000	51,659
Kotak Mahindra Bank Ltd.	23,100	372,105
Lanco Infratech Ltd.*	23,700	234,117
Larsen & Toubro Ltd., GDR*	21,462	755,677
Mahindra & Mahindra Ltd., GDR	19,730	355,337
Maruti Suzuki India Ltd.	12,590	443,258
Mundra Port & Special Economic Zone Ltd.	13,500	145,260
Nestle India Ltd.	3,000	141,165
NTPC Ltd.	137,100	607,298
Oil & Natural Gas Corp. Ltd.	24,030	583,212
Piramal Healthcare Ltd.	7,100	56,270
Power Grid Corp. of India Ltd.	116,290	264,517
Punj Lloyd Ltd.	9,500	52,529
Ranbaxy Laboratories Ltd., GDR*	14,830	126,055
Reliance Capital Ltd.	24,100	456,883
Reliance Communications Ltd.	107,800	689,332
Reliance Industries Ltd.*	3,600	163,923
Reliance Industries Ltd., GDR, 144A*	28,600	2,634,060
Reliance Infrastructure Ltd.	16,850	425,702
Reliance Natural Resources Ltd.*	121,270	221,106
Reliance Petroleum Ltd.*	116,320	311,240
Reliance Power Ltd.*	129,530	449,708
Sesa Goa Ltd.	12,000	65,918
Shree Renuka Sugars Ltd.	40,500	165,375
Siemens India Ltd.	5,000	57,668
State Bank of India Ltd., GDR	5,370	490,048
Steel Authority of India Ltd.	62,400	220,519
Sterlite Industries India Ltd.	15,580	250,639
Sun Pharmaceutical Industries Ltd.	7,490	218,769
Suzlon Energy Ltd.*	91,000	172,402
Tata Chemicals Ltd.	9,200	53,601
Tata Communications Ltd.	18,000	181,478
Tata Consultancy Services Ltd.	38,160	490,899
Tata Motors Ltd., ADR	11,490	148,910
Tata Power Co. Ltd.	14,640	398,735
Tata Steel Ltd.	19,490	205,393
Tata Tea Ltd.	3,600	66,847
Titan Industries Ltd.	2,100	54,398
Unitech Ltd.	51,190	113,569
United Phosphorus Ltd.	18,400	63,145
United Spirits Ltd.	10,010	189,287
Videocon Industries Ltd.	7,400	38,610
Wipro Ltd.	34,200	426,176
Zee Entertainment Enterprises Ltd.	55,100	271,958

		29,694,534

Indonesia — 3.1%
Adaro Energy PT	2,755,600	405,517
AKR Corporindo Tbk PT	496,000	53,607
Aneka Tambang Tbk PT	860,000	216,502
Astra Agro Lestari Tbk PT	95,500	206,610
Astra International Tbk PT	552,000	1,893,280
Bakrie and Brothers Tbk PT*	42,145,500	568,450
Bakrie Sumatera Plantations Tbk PT	1,568,500	140,138
Bank Central Asia Tbk PT	2,444,500	1,163,903

Bank Danamon Indonesia Tbk PT	475,000	241,642
Bank Mandiri Tbk PT	1,581,500	764,156
Bank Negara Indonesia Persero Tbk PT	662,500	144,698
Bank Pan Indonesia Tbk PT*	1,476,000	130,570
Bank Rakyat Indonesia	1,098,500	847,085
Barito Pacific Tbk PT*	1,361,500	214,151
Berlian Laju Tanker Tbk PT	380,000	30,856
Bumi Resources Tbk PT	4,026,000	1,327,451
Energi Mega Persada Tbk PT*	559,500	22,161
Indah Kiat Pulp & Paper Corp. Tbk PT*	567,000	106,012
Indo Tambangraya Megah PT	51,000	127,023
Indocement Tunggal Prakarsa Tbk PT	135,000	147,306
Indofood Sukses Makmur Tbk PT	1,200,000	373,792
Indosat Tbk PT	518,500	290,556
International Nickel Indonesia Tbk PT*	471,000	200,835
Kalbe Farma Tbk PT	2,730,000	373,704
Kawasan Industri Jababeka Tbk PT*	5,032,000	68,894
Lippo Karawaci Tbk PT*	3,963,500	273,924
Medco Energi Internasional Tbk PT	461,000	137,579
Perusahaan Gas Negara PT	3,051,500	1,145,464
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	240,000	188,653
Semen Gresik Persero Tbk PT	439,000	284,486
Tambang Batubara Bukit Asam Tbk PT	164,500	238,438
Telekomunikasi Indonesia Tbk PT	2,173,000	1,945,116
Unilever Indonesia Tbk PT	412,500	456,480
United Tractors Tbk PT	774,000	1,243,531

		15,972,570

Israel — 3.0%
Africa Israel Investments Ltd.*	5,700	67,949
Alvarion Ltd.*	10,500	41,677
Avner Oil & Gas Ltd.	807,000	235,683
Bank Hapoalim BM*	184,670	656,997
Bank Leumi Le-Israel BM*	226,830	870,223
Bezeq Israeli Telecommunication Corp. Ltd.	350,670	754,129
Cellcom Israel Ltd.	14,010	426,324
Ceragon Networks Ltd.*	20,500	173,430
Check Point Software Technologies Ltd.*	32,045	908,476
Clal Insurance*	8,543	180,590
Delek Group Ltd.	1,700	286,290
Delek Real Estate Ltd.*	4,083	4,553
Discount Investment Corp.	11,200	252,754
Elbit Systems Ltd.	4,585	310,414
EZchip Semiconductor Ltd.*	6,400	81,984
Frutarom Industries Ltd.	15,955	118,821
Gazit Globe Ltd.	6,250	54,759
Harel Insurance Investments & Finances Ltd.*	5,920	282,915
Israel Chemicals Ltd.	119,085	1,362,688
Israel Corp. Ltd., (The)*	620	373,662
Israel Discount Bank Ltd. (Class A Stock)*	98,975	186,834
Isramco LP*	1,510,000	131,095
Koor Industries Ltd.	6,600	194,504
Makhteshim-Agan Industries Ltd.	77,125	348,102
Migdal Insurance & Financial Holding Ltd.*	112,170	179,579
Mizrahi Tefahot Bank Ltd.*	28,885	245,942
Nice Systems Ltd.*	11,935	357,432
Oil Refineries Ltd.	290,300	123,319
Ormat Industries	6,410	53,778
Osem Investment Ltd.	13,650	173,955
Partner Communications Co. Ltd.	20,945	395,934
Shufersal Ltd.	14,320	63,302
Strauss Group Ltd.	8,700	114,730
Teva Pharmaceutical Industries Ltd., ADR	109,950	5,559,072

		15,571,896

Jordan — 0.8%
Arab Bank PLC(g)	106,965	2,093,204
Arab Potash Co.	13,353	652,792
Capital Bank of Jordan*	57,550	112,213
Dar Al Dawa Development & Investment Co. Ltd.(g)	10,200	52,748
Jordan Petroleum Refinery Co.	23,810	251,304
Jordan Phosphate Mines	4,140	103,537
Jordan Steel	23,700	101,799
Jordan Telecom	15,000	108,089
Jordanian Electric Power Co.	71,829	345,063
Middle East Complex For Engineering Electric and Heavy Industries PLC*(g)	14,500	32,206
Tameer Jordan Holdings PSC*	222,660	210,784
United Arab Investors*	20,300	20,078

		4,083,817

Kazakhstan — 0.3%
KazMunaiGas Exploration Production, GDR	71,300	1,595,694

Kenya — 0.7%
Bamburi Cement Co. Ltd.(g)	36,000	77,263
Barclays Bank of Kenya Ltd.(g)	141,500	83,040
CMC Holdings Ltd.(g)	230,000	30,852
East African Breweries Ltd.(g)	557,300	1,046,573
Equity Bank Ltd.(g)	3,247,400	607,662
KenolKobil Ltd. Group(g)	385,420	253,328
Kenya Airways Ltd.(g)	328,600	88,156
Kenya Commercial Bank Ltd.(g)	1,709,100	469,974
Kenya Electricity Generating Co. Ltd.(g)	764,500	117,931
Mumias Sugar Co. Ltd.	235,000	21,593
Safaricom Ltd.(g)	17,480,400	867,572
Standard Chartered Bank Kenya Ltd.(g)	79,700	149,671

		3,813,615

Kuwait — 0.7%
Acico Industries Co. KSCC	80,000	124,237
Agility*	65,000	285,814
Al Ahli Bank of Kuwait	55,000	95,969
Boubyan Bank KSC*	70,000	136,800
Boubyan Petrochemicals Co.	47,500	75,423
Burgan Bank*	30,250	39,059
Commercial Bank of Kuwait	35,000	122,143
Commercial Real Estate Co.*	214,000	98,580
Global Investment House KSCC*	20,000	8,096

Gulf Bank KSC*	90,000	108,358
Gulf Cable & Electrical Industries Co.	25,000	169,255
Kuwait Finance House	57,480	264,783
Kuwait Food Co.	17,500	112,371
Kuwait Investment Projects Co. Holdings	35,000	56,186
Mabanee Co. SAKC*	49,500	127,831
Mobile Telecommunications Co. KSC	155,000	703,193
National Bank of Kuwait	104,000	464,561
National Industries Group Holding*	237,500	381,260
National Investments Co.*	65,000	136,102
Sultan Center Food Products Co.*	110,000	97,889

		3,607,910

Latvia — 0.2%
Grindeks*(g)	52,160	511,637
Latvian Shipping Co.*(g)	332,621	398,390
Ventspils Nafta*(g)	78,610	176,943

		1,086,970

Lebanon — 0.3%
Solidere (Class A Stock)	41,200	1,035,356
Solidere, GDR	22,300	559,730

		1,595,086

Lithuania — 0.8%
Apranga PVA*(g)	78,286	100,862
Klaipedos Nafta PVA(g)	513,391	215,404
Lietuvos Dujos(g)	193,290	218,721
Lifosa PVA*(g)	24,700	325,558
Pieno Zvaigzdes(g)	111,220	147,065
Rokiskio Suris*(g)	145,010	197,276
Sanitas*(g)	42,960	198,455
Siauliu Bankas*(g)	441,602	235,816
TEO LT AB(g)	1,765,660	1,421,777
Ukio Bankas*	1,643,591	912,506

		3,973,440

Malaysia — 3.0%
AirAsia Bhd*	339,600	137,003
Alliance Financial Group Bhd	249,000	182,233
AMMB Holdings Bhd	211,500	259,590
Astro All Asia Networks PLC	260,600	263,157
Axiata Group Bhd*	308,625	275,806
Batu Kawan Bhd	70,200	187,608
Berjaya Corp. Bhd	793,300	228,591
Berjaya Sports Toto Bhd	243,707	311,614
British American Tobacco Malaysia Bhd	21,800	277,245
Bursa Malaysia Bhd	110,000	258,757
CIMB Group Holdings Bhd(g)	176,900	565,945
Dialog Group Bhd	130,700	46,235
Digi.Com Bhd	49,800	308,228
Gamuda Bhd	481,400	439,334
Genting Bhd	423,800	837,471
Genting Malaysia Bhd	392,000	309,464
Genting Plantations Bhd	64,000	110,795
Hong Leong Bank Bhd	96,600	183,112
IGB Corp. Bhd*	109,000	56,238
IJM Corp. Bhd	290,640	376,225
IOI Corp. Bhd	506,200	757,204
Kencana Petroleum Bhd	103,600	63,231
KNM Group Bhd	1,285,000	274,910
Kuala Lumpur Kepong Bhd	79,100	314,623
Kulim Malaysia Bhd	67,000	142,947
Lafarge Malayan Cement Bhd	49,600	89,756
Lion Industries Corp. Bhd	748,000	326,706
Malayan Banking Bhd	308,850	591,653
Malaysian Airline System Bhd*	68,600	58,954
Malaysian Bulk Carriers Bhd	53,000	46,409
Malaysian Resources Corp. Bhd*	123,000	48,046
MISC Bhd	194,900	500,491
MMC Corp. Bhd	347,200	248,049
Multi-Purpose Holdings Bhd	342,650	183,676
Parkson Holdings Bhd	98,900	145,532
Petra Perdana Bhd	48,400	35,309
Petronas Dagangan Bhd	119,900	297,731
Petronas Gas Bhd	76,000	213,580
PLUS Expressways Bhd	265,000	254,696
PPB Group Bhd	38,600	171,278
Public Bank Bhd	139,782	411,365
RHB Capital Bhd	41,000	59,933
SapuraCrest Petroleum Bhd	137,700	75,672
Sarawak Energy Bhd	79,500	49,999
Shell Refining Co. Federation of Malaya Bhd(g)	33,200	102,449
Sime Darby Bhd	599,100	1,467,867
SP Setia Bhd	154,300	179,194
Ta Ann Holdings Bhd	26,600	33,237
TA Enterprise Bhd	559,400	228,856
Tanjong PLC	40,000	172,928
Telekom Malaysia Bhd	133,500	118,195
Tenaga Nasional Bhd	322,400	761,560
Titan Chemicals Corp. Bhd*	602,100	194,501
Top Glove Corp. Bhd	68,500	140,378
UEM Land Holdings Bhd*	289,000	129,675
UMW Holdings Bhd	31,100	56,446
Wah Seong Corp. Bhd	378,400	262,757
WCT Berhad	252,100	203,210
WTK Holdings Bhd	77,700	25,319
YTL Corp. Bhd	102,714	212,174
YTL Power International Bhd	444,857	278,663
Zelan Bhd	72,800	18,640

		15,562,450

Mauritius — 0.6%
Mauritius Commercial Bank(g)	201,400	937,666
Mauritius Development Invest Trust(g)	300,000	46,721
Naiade Resorts Ltd.	76,628	124,363
New Mauritius Hotels Ltd.(g)	244,017	1,120,078
Rogers & Co. Ltd.(g)	7,500	73,771
State Bank of Mauritius Ltd.(g)	166,800	442,977
Sun Resorts Ltd. (Class A Stock)(g)	155,200	376,551

		3,122,127

Mexico — 6.0%
Alfa SAB de CV (Class A Stock)	126,300	604,035
America Movil SAB de CV (Class L Stock)	3,215,500	7,039,937
Banco Compartamos SA de CV	189,200	691,084
Bolsa Mexicana de Valores SA de CV*	194,700	240,905
Carso Global Telecom SAB de CV*	106,900	439,971
Carso Infraestructura y Construccion SAB de CV*	418,300	234,610
Cemex SAB de CV*	2,589,812	3,342,559

Coca-Cola Femsa SAB de CV (Class L Stock)	37,600	180,409
Consorcio ARA SAB de CV*	59,500	35,708
Corp. GEO SAB de CV (Class B Stock)*	61,800	168,042
Desarrolladora Homex SAB de CV*	47,800	300,251
Empresas ICA SAB de CV*	283,700	668,420
Fomento Economico Mexicano SAB de CV	369,800	1,408,018
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	74,000	208,507
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	39,800	170,146
Grupo Bimbo SAB de CV (Class A Stock)	103,100	574,204
Grupo Carso SAB de CV (Class A Stock)	262,900	849,453
Grupo Elektra SAB de CV (Class A Stock)	12,500	495,480
Grupo Financiero Banorte SAB de CV (Class O Stock)	725,000	2,425,798
Grupo Financiero Inbursa SAB de CV (Class O Stock)	577,100	1,633,342
Grupo Mexico SAB de CV (Class B Stock)*	1,049,614	1,934,830
Grupo Modelo SAB de CV (Class C Stock)*	100,700	374,986
Grupo Simec SAB de CV (Class B Stock)*	59,400	157,555
Grupo Televisa SA	264,200	977,561
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	400,300	372,807
Industrias CH SAB de CV (Class B Stock)*	43,200	151,426
Industrias Penoles SAB de CV	31,200	520,832
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	105,100	436,145
Mexichem SAB de CV	292,231	440,609
Organizacion Soriana SAB de CV (Class B Stock)*	82,600	204,649
Promotora y Operadora de Infraestructura SAB de CV*	27,800	51,040
Telefonos de Mexico SAB de CV	945,900	826,269
Telmex Internacional SAB de CV (Class L Stock)	750,200	525,257
TV Azteca SAB de CV	444,600	192,703
Urbi Desarrollos Urbanos SAB de CV*	129,000	261,498
Wal-Mart de Mexico SAB de CV (Class V Stock)	457,600	1,586,699

		30,725,745

Morocco — 1.5%
Attijariwafa Bank	24,320	845,450
Banque Centrale Populaire	10,740	370,595
Banque Marocaine du Commerce et de l’Industrie(g)	1,355	132,591
Banque Marocaine du Commerce Exterieur	32,460	995,940
Ciments du Maroc(g)	875	170,004
Compagnie Generale Immobiliere	940	229,349
Cosumar(g)	2,334	450,167
Credit Immobilier et Hotelier	4,661	227,446
Douja Promotion Groupe Addoha SA	36,300	565,994
Holcim Maroc SA	1,465	356,500
Lafarge Ciments(g)	2,630	474,072
Maroc Telecom	80,054	1,443,018
ONA SA(g)	5,230	876,745
Samir*	500	39,270
Societe Nationale d’Investissement(g)	1,693	370,567
Sonasid	1,410	356,006

		7,903,714

Nigeria — 0.8%
Access Bank PLC	3,307,291	135,735
Afribank Nigeria PLC*	473,733	10,369
Ashaka Cement PLC	474,689	38,647
Bank PHB PLC	10,483,894	244,869
Dangote Sugar Refinery PLC	2,798,880	276,059
Diamond Bank PLC	3,468,600	190,270
Ecobank Transnational, Inc.	609,467	46,976
First Bank of Nigeria PLC	4,571,951	441,787
First City Monument Bank PLC*	3,151,000	126,166
Flour Mills Nigeria PLC*	95,700	14,682
Guaranty Trust Bank PLC	2,596,783	231,865
Guinness Nigeria PLC	269,800	259,267
Intercontinental Bank PLC*	4,200,900	106,249
Lafarge Cement WAPCO Nigeria PLC	842,000	182,616
Mobil Nigeria PLC	31,000	21,722
Nestle Foods Nigeria PLC	125,600	174,340
Nigerian Breweries PLC	903,800	331,725
Oando PLC	340,200	198,649
Oceanic Bank International PLC*	621,170	13,431
Skye Bank PLC	6,394,300	198,422
UAC of Nigeria PLC	201,400	49,728
Unilever Nigeria PLC	349,300	33,799
Union Bank Nigeria PLC	989,491	47,213
United Bank for Africa PLC	4,886,972	457,552
Zenith Bank Ltd.	2,710,050	253,191

		4,085,329

Oman — 0.8%
Al Maha Petroleum Products Marketing Co. LLC	3,000	77,289
Bank Dhofar SAOG(g)	283,376	448,927
Bank Muscat SAOG	307,450	727,404
Bank Sohar*	330,000	185,976
Dhofar International Development & Investment Holding Co.	37,400	41,183
Galfar Engineering & Contracting SAOG	236,850	399,210
National Bank of Oman Ltd.	56,037	48,171
Oman Cables Industry	26,280	110,703
Oman Cement Co.	36,544	68,997
Oman Flour Mills	64,400	97,340
Oman International Bank	170,900	138,034
Oman Telecommunications Co.	240,237	873,476
Ominvest	54,444	72,818
Raysut Cement Co.	53,338	257,374
Renaissance Services SAOG	189,715	330,110

		3,877,012

Pakistan — 0.8%
Adamjee Insurance Co. Ltd.	53,350	70,800
Arif Habib Securities Ltd.*	43,750	22,612
Azgard Nine Ltd.*	528,024	175,119
Bank Alfalah Ltd.*	353,531	53,438
EFU General Insurance Ltd.	14,500	18,284
Engro Chemical Pakistan Ltd.	136,900	297,736
Fauji Fertilizer Co. Ltd.	164,587	203,359
HUB Power Co.	923,500	348,589
Jahangir Siddiqui & Co. Ltd.*	360,000	165,887
Lucky Cement Ltd.*	94,500	85,543
MCB Bank Ltd.	206,480	548,925
National Bank of Pakistan	201,000	201,749
Nishat Mills Ltd.	343,100	274,406
Oil & Gas Development Co. Ltd.	332,000	428,694
Packages Ltd.*	49,000	95,802
Pakistan Oilfields Ltd.	55,800	139,625
Pakistan Petroleum Ltd.	74,580	169,491
Pakistan State Oil Co. Ltd.	48,200	181,480
Pakistan Telecommunication Co. Ltd.	506,000	121,632
SUI Southern Gas Co. Ltd.	205,000	33,994
United Bank Ltd.	385,380	276,754

		3,913,919

Peru — 1.6%
Alicorp SA(g)	386,900	288,706
Cia de Minas Buenaventura SA, ADR	43,700	1,538,677
Cia Minera Milpo SA*	110,139	282,109
Credicorp Ltd.	24,850	1,932,336
Edegel SA	468,930	252,266
Enersur SA(g)	37,500	184,816
Ferreyros SA	350,258	352,537
Grana y Montero SA	41,719	44,307
Minsur SA	82,000	230,525
Sociedad Minera Cerro Verde SA	9,640	231,360
Sociedad Minera el Brocal SA	15,900	226,256
Southern Copper Corp.	58,490	1,795,058
Volcan Cia Minera SAA (Class B Stock)*	616,964	794,425

		8,153,378

Philippines — 1.5%
Aboitiz Equity Ventures, Inc.	2,007,000	304,066
Aboitiz Power Corp.	1,125,000	151,673
Alliance Global Group, Inc.*	3,654,000	368,613
Atlas Consolidated Mining & Development*	351,000	64,226
Ayala Corp.	72,400	460,923
Ayala Land, Inc.	1,537,600	371,714
Banco de Oro Unibank, Inc.	367,400	266,722
Bank of the Philippine Islands	371,580	352,005
Energy Development Corp.	1,844,000	182,127
Filinvest Land, Inc.	7,790,000	153,802
Globe Telecom, Inc.	11,280	232,703
Holcim Philippines, Inc.(g)	800,000	79,150
International Container Terminal Services, Inc.	484,600	224,399
Jollibee Foods Corp.	200,100	208,701
Manila Electric Co.	128,300	459,310
Manila Water Co., Inc.	598,500	195,278
Metropolitan Bank & Trust	138,500	112,194
Philex Mining Corp.*	2,425,000	444,089
Philippine Long Distance Telephone Co.	23,100	1,175,870
Robinsons Land Corp.	1,128,000	248,909
San Miguel Corp. (Class B Stock)(g)	327,000	458,769
SM Investments Corp.	131,130	898,083
SM Prime Holdings, Inc.	1,800,000	397,797
Universal Robina Corp.	463,000	107,115

		7,918,238

Poland — 3.0%
Agora SA*	44,800	342,934
AmRest Holdings NV*	9,300	246,587
Asseco Poland SA	33,300	717,027
Bank Handlowy w Warszawie SA*	12,200	269,496
Bank Millennium SA*	169,100	268,076
Bank Pekao SA*	30,300	1,604,683
Bank Zachodni WBK SA*	4,400	229,957
Bioton SA*	2,134,400	193,354
BRE Bank SA*	3,000	250,967
Budimex SA	12,200	343,883
Cersanit SA*	55,800	313,208
Ciech SA*	1,800	25,651
Cinema City International NV*	5,700	49,253
Cyfrowy Polsat SA	62,300	322,994
Elektrobudowa SA	700	43,901
Eurocash SA	43,000	209,749
Getin Holding SA*	99,200	314,526
Globe Trade Centre SA*	33,700	282,976
Grupa Lotos SA*	24,700	210,760
Ing Bank Slaski SA*	1,000	222,989
KGHM Polska Miedz SA	36,100	1,086,736
LPP SA*	200	106,268
Mostostal Zabrze Holding SA*	66,400	101,794
Mostostal-Warszawa SA*	2,500	67,027
Multimedia Polska SA*	18,000	51,427
Netia SA*	237,600	331,966
NG2 SA	11,000	180,133
Orbis SA*(g)	15,400	260,235
PBG SA*	4,400	321,940
Polimex Mostostal SA	314,800	427,762
Polnord SA*	1,500	19,248
Polska Grupa Farmaceutyczna SA*	5,300	86,791
Polski Koncern Naftowy Orlen SA*	92,700	960,881
Polskie Gornictwo Naftowe I Gazownictwo SA	251,400	315,334
Powszechna Kasa Oszczednosci Bank Polski SA	134,500	1,572,236
Przedsiebiorstwo Eksportu i Importu Kopex SA*	29,700	226,416
Telekomunikacja Polska SA	397,200	2,186,600
TVN SA	102,100	503,367
Zaklad Przetworstwa Hutniczego Stalprodukt SA	600	113,829
Zaklady Azotowe Pulawy SA	6,300	171,214

		15,554,175

Qatar — 1.5%
Barwa Real Estate Co.*	17,000	164,799
Commercial Bank of Qatar	14,956	328,166
Doha Bank QSC	12,200	171,203
Gulf International Services OSC	50,000	457,242
Industries Qatar	49,100	1,537,156
Masraf Al Rayan	137,900	477,163
Qatar Electricity & Water Co.	15,900	444,068

Qatar Gas Transport Co. Nakilat*	103,900	736,151
Qatar Insurance Co.	6,125	115,052
Qatar International Islamic Bank	20,200	260,169
Qatar Islamic Bank	16,200	400,396
Qatar National Bank SAQ	27,300	1,129,816
Qatar National Cement Co.(g)	7,134	162,412
Qatar Navigation	15,240	284,175
Qatar Shipping Co.	19,500	179,931
Qatar Telecom Q-Tel QSC	20,100	827,426

		7,675,325

Romania — 0.8%
Antibiotice(g)	593,000	149,207
Banca Transilvania(g)	1,319,000	732,422
Biofarm Bucuresti*(g)	3,884,800	295,263
BRD-Groupe Societe Generale(g)	362,600	1,573,020
Impact Developer & Contractor SA*	224,930	46,838
Rompetrol Rafinare SA*	13,290,000	260,597
SNP Petrom SA*(g)	7,725,400	710,499
Transelectrica SA	25,000	112,792

		3,880,638

Russia — 5.9%
Aeroflot — Russian International Airlines	250,300	377,953
AK Transneft OAO (PRFC Shares)	50	41,500
AvtoVAZ*	220,000	108,214
Central Telecommunication Co.(g)	97,750	49,195
Comstar United Telesystems OJSC, GDR	72,300	379,575
CTC Media, Inc.*	32,300	507,756
Evraz Group SA, GDR*	10,500	273,525
Gazprom OAO, ADR (XLON)	197,170	4,584,203
Gazprom OAO, ADR (XNYS)	66,400	1,569,696
Gazpromneft JSC, ADR	8,500	179,350
Irkutsk Electric Networks JSC*	293,978	—
Irkutskenergo OJSC*	504,000	224,986
Kamaz*	63,900	159,750
LUKOIL, ADR	42,900	2,325,180
Magnitogorsk Iron & Steel Works, GDR*	19,700	183,210
Mechel , ADR	18,100	325,438
Mining & Metallurgical Co. Norilsk Nickel, ADR (OTC)*	67,500	843,750
Mining & Metallurgical Co. Norilsk Nickel, ADR (XLON)*	11,800	146,320
Mobile Telesystems OJSC	269,470	1,820,458
Mosenergo OAO*	3,650,000	342,005
Mosenergo OAO, ADR*	3,800	35,606
NovaTek OAO (Class S Stock)(g)	103,600	439,801
NovaTek OAO, GDR	5,500	271,150
Novolipetsk Steel OJSC, GDR*	11,400	290,130
OGK-3 OJSC*	684,200	29,947
OGK-4 OJSC*(g)	6,000,000	268,860
Pharmstandard, GDR*	10,200	183,804
PIK Group, GDR*	11,400	44,460
Polymetal, GDR*	12,000	94,920
Polyus Gold Co., ADR	6,600	150,546
Raspadskaya (Class S Stock)	17,500	67,725
RBC Information Systems*	28,600	48,620
Rosneft Oil Co., GDR	190,400	1,431,808
Rostelecom, ADR	17,200	504,992
RusHydro*	15,800,000	553,000
Sberbank	1,740,170	3,462,938
Sberbank (PRFC Shares)	386,000	475,787
Sberbank, GDR	2,720	622,336
Seventh Continent*(g)	5,600	49,840
Severstal	10,500	83,394
Severstal, GDR	20,000	154,200
Sistema JSFC*	814,250	433,873
SOLLERS*	4,400	61,885
Surgutneftegaz (PRFC Shares)	638,300	238,220
Surgutneftegaz, ADR	173,800	1,487,728
Tatneft, GDR	30,333	750,742
TGK-5*	90,278,000	32,500
TMK OAO, GDR	16,300	254,606
Uralsvyazinform	1,400,000	31,220
Vimpel-Communications, ADR*	67,820	1,268,234
VTB Bank OJSC	69,000,000	129,030
VTB Bank OJSC, GDR	257,700	953,490
X 5 Retail Group NV, GDR*	41,500	1,008,450

		30,355,906

Slovenia — 0.8%
Gorenje Velenje*	5,400	90,084
Istrabenz*(g)	1,400	15,365
Krka dd Novo mesto	10,720	1,129,949
Luka Koper*(g)	11,450	405,314
Mercator Poslovni Sistem(g)	1,610	420,146
Nova Kreditna Banka Maribor(g)	22,770	400,181
Petrol(g)	984	466,470
SAVA(g)	640	215,753
Telekom Slovenije dd	1,943	427,036
Zavarovalnica Triglav dd(g)	10,244	402,499

		3,972,797

South Africa — 6.2%
ABSA Group Ltd.	44,300	707,668
Adcock Ingram Holdings Ltd.	18,000	115,016
Aeci Ltd.	8,200	64,185
African Bank Investments Ltd.	62,500	245,441
African Rainbow Minerals Ltd.	15,700	313,498
Allied Electronics Corp. Ltd.	13,200	47,444
Allied Electronics Corp. Ltd. (PRFC Shares)	51,800	182,734
Anglo Platinum Ltd.*	5,800	514,989
AngloGold Ashanti Ltd.	37,158	1,491,365
Aquarius Platinum Ltd.*(g)	33,200	147,504
ArcelorMittal South Africa Ltd.	9,883	157,875
Aspen Pharmacare Holdings Ltd.*	49,190	405,006
Aveng Ltd.	119,600	688,592
AVI Ltd.	33,700	85,237
Barloworld Ltd.	43,800	285,703
Bidvest Group Ltd.	82,892	1,308,153
British American Tobacco PLC	7,512	235,010
Clicks Group Ltd.	35,800	109,135
DataTec Ltd.	54,200	174,822
Discovery Holdings Ltd.	70,000	272,098
Exxaro Resources Ltd.	16,500	197,684
FirstRand Ltd.	361,200	793,851
Foschini Ltd.	32,800	270,714
Gold Fields Ltd.	76,000	1,026,890
Grindrod Ltd.	91,300	193,247
Group Five Ltd.	44,200	258,598
Growthpoint Properties Ltd.	151,100	271,546
Harmony Gold Mining Co. Ltd.	44,400	472,843

Hyprop Investments Ltd.	23,900	134,581
Illovo Sugar Ltd.	36,600	158,931
Impala Platinum Holdings Ltd.	45,900	1,069,289
Imperial Holdings Ltd.	24,100	256,111
Investec Ltd.	32,700	248,689
JD Group Ltd.	23,400	138,930
Kumba Iron Ore Ltd.	7,300	241,001
Liberty Holdings Ltd.	25,100	227,210
Massmart Holdings Ltd.	32,800	384,762
Medi-Clinic Corp. Ltd.	25,400	75,402
Metropolitan Holdings Ltd.	87,200	148,467
Mr. Price Group Ltd.	34,700	157,055
MTN Group Ltd.	336,200	5,466,830
Murray & Roberts Holdings Ltd.	90,700	716,593
Mvelaphanda Resources Ltd.*	8,200	41,469
Nampak Ltd.	30,100	68,118
Naspers Ltd. (Class N Stock)	51,100	1,745,985
Nedbank Group Ltd.	27,085	430,865
Netcare Ltd.*	198,000	273,331
Northam Platinum Ltd.	40,400	177,476
Pangbourne Properties Ltd.	68,000	145,378
Pick’n Pay Holdings Ltd.	44,800	100,788
Pick’n Pay Stores Ltd.	16,900	89,764
Pretoria Portland Cement Co. Ltd.	43,007	194,081
Raubex Group Ltd.	59,100	201,012
Remgro Ltd.	37,000	436,395
Reunert Ltd.	70,800	527,796
RMB Holdings Ltd.	85,400	310,587
Sanlam Ltd.	146,800	400,808
Santam Ltd.	6,300	74,221
Sappi Ltd.	26,620	100,286
Sasol Ltd.	41,800	1,571,395
Shoprite Holdings Ltd.	35,700	294,649
Spar Group Ltd. (The)	15,400	132,638
Standard Bank Group Ltd.	117,100	1,514,412
Steinhoff International Holdings Ltd.*	134,800	296,086
Sun International Ltd.*	4,600	53,765
Telkom SA Ltd.	98,200	564,990
Tiger Brands Ltd.	20,100	402,696
Truworths International Ltd.	61,100	345,680
Wilson Bayly Holmes-Ovcon Ltd.	15,200	255,337
Woolworths Holdings Ltd.	152,900	328,719

		31,539,426

South Korea — 6.0%
Amorepacific Corp.	480	343,669
Asiana Airlines*	10,280	34,123
Busan Bank	4,872	53,923
Cheil Industries, Inc.	4,890	211,596
CJ CheilJedang Corp.	250	43,844
Daegu Bank	4,050	57,880
Daelim Industrial Co. Ltd.	500	30,551
Daewoo Engineering & Construction Co. Ltd.	17,390	205,503
Daewoo Securities Co. Ltd.	11,700	212,981
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,450	79,249
Dong-A Pharmaceutical Co. Ltd.	1,760	146,517
Dongkuk Steel Mill Co. Ltd.	7,810	180,239
Doosan Corp.	380	28,608
Doosan Heavy Industries and Construction Co. Ltd.	2,280	129,949
Doosan Infracore Co. Ltd.	1,950	28,097
Glovis Co. Ltd.	2,700	254,734
GS Engineering & Construction Corp.	2,700	210,177
GS Holdings Corp.	4,810	132,694
Hana Financial Group, Inc.	16,030	549,776
Hanjin Heavy Industries & Construction Co. Ltd.	1,131	22,648
Hanjin Shipping Co. Ltd.	6,170	107,163
Hankook Tire Co. Ltd.	4,260	84,569
Hanmi Pharm Co. Ltd.	1,228	124,833
Hanwha Chem Corp.	12,780	138,176
Hanwha Corp.	5,860	213,141
Hite Brewery Co. Ltd.	1,347	192,061
Honam Petrochemical Corp.	2,680	200,913
Hynix Semiconductor, Inc.*	26,430	442,717
Hyosung Corp.	3,370	192,997
Hyundai Department Store Co. Ltd.	2,250	209,443
Hyundai Development Co.	4,380	158,370
Hyundai Engineering & Construction Co. Ltd.	5,010	271,080
Hyundai Heavy Industries	2,430	369,677
Hyundai Marine & Fire Insurance Co. Ltd.	7,630	140,213
Hyundai Merchant Marine Co. Ltd.	12,620	297,753
Hyundai Mipo Dockyard	300	31,603
Hyundai Mobis	4,200	588,929
Hyundai Motor Co.	9,930	937,365
Hyundai Motor Co. (PRFC Shares)	1,800	62,269
Hyundai Securities Co.	4,370	60,564
Hyundai Steel Co.	3,420	220,007
Industrial Bank of Korea*	21,180	258,418
Kangwon Land, Inc.	10,030	147,797
KB Financial Group, Inc.*	25,238	1,295,062
KCC Corp.	500	149,724
Kia Motors Corp.*	18,050	284,017
Korea Electric Power Corp.*	28,120	856,076
Korea Exchange Bank	15,660	183,184
Korea Express Co. Ltd.*	1,328	78,017
Korea Gas Corp.	3,100	139,977
Korea Investment Holdings Co. Ltd.	1,190	35,188
Korea Line Corp.	320	13,635
Korea Zinc Co. Ltd.	1,480	219,385
Korean Air Lines Co. Ltd.*	5,200	211,162
Korean Reinsurance Co.	15,150	152,013
KT Corp.	18,540	638,290
KT&G Corp.	10,020	607,050
LG Chem Ltd.	3,848	713,165
LG Corp.	3,480	232,481
LG Dacom Corp.	3,630	61,476
LG Display Co. Ltd.	5,550	159,313
LG Electronics, Inc.	6,260	664,676
LG Hausys Ltd.*	331	35,677
LG Household & Health Care Ltd.	920	206,009
LG Telecom Ltd.	47,190	340,141
LIG Insurance Co. Ltd.	7,200	144,800
Lotte Shopping Co. Ltd.	1,390	373,261
LS Corp.	700	60,992
Macquarie Korea Infrastructure Fund	60,089	260,994
MegaStudy Co. Ltd.	180	36,868
Mirae Asset Securities Co. Ltd.	2,100	124,852
NCSoft Corp.	940	134,426
NHN Corp.*	2,200	322,826

Nong Shim Co. Ltd.	690	148,984
OCI Co. Ltd.	1,420	317,149
POSCO	5,500	2,277,273
S-Oil Corp.	3,030	159,985
Samsung C&T Corp.	4,660	214,215
Samsung Card Co.	5,520	246,423
Samsung Digital Imaging Co. Ltd.*	2,101	87,878
Samsung Electro-Mechanics Co. Ltd.	3,240	278,368
Samsung Electronics Co. Ltd.	5,220	3,603,834
Samsung Electronics Co. Ltd. (PRFC Shares)	1,360	567,872
Samsung Engineering Co. Ltd.	2,300	202,245
Samsung Fine Chemicals Co. Ltd.	1,050	48,157
Samsung Fire & Marine Insurance Co. Ltd.	2,980	608,297
Samsung Heavy Industries Co. Ltd.	12,900	279,139
Samsung SDI Co. Ltd.	2,050	258,611
Samsung Securities Co. Ltd.	3,150	183,076
Samsung Techwin Co. Ltd.	2,449	193,390
Shinhan Financial Group Co. Ltd.*	31,377	1,250,506
Shinsegae Co. Ltd.	1,100	553,873
SK Broadband Co. Ltd.*	11,376	50,166
SK Chemicals Co. Ltd.	1,320	73,342
SK Energy Co. Ltd.	4,600	489,824
SK Holdings Co. Ltd.	1,710	162,784
SK Networks Co. Ltd.	7,490	80,368
SK Telecom Co. Ltd.	4,550	706,387
STX Offshore & Shipbuilding Co. Ltd.	2,000	24,563
Tong Yang Securities, Inc.	11,600	128,268
Woongjin Coway Co. Ltd.	7,460	239,149
Woori Finance Holdings Co. Ltd.*	13,390	180,292
Woori Investment & Securities Co. Ltd.	2,980	42,159
Yuhan Corp.	304	49,091

		30,847,221

Taiwan — 6.3%
Acer, Inc.	192,539	489,470
Advanced Semiconductor Engineering, Inc.	240,768	199,391
Altek Corp.	115,473	212,060
Ambassador Hotel (The)	38,000	39,978
Asia Cement Corp.	155,035	173,045
Asia Optical Co., Inc.	99,000	176,305
Asustek Computer, Inc.	288,115	492,809
AU Optronics Corp.	401,441	390,225
Capital Securities Corp.*	396,000	204,716
Catcher Technology Co. Ltd.	21,780	57,690
Cathay Financial Holding Co. Ltd.*	524,450	866,875
Chang Hwa Commercial Bank	373,000	170,456
Cheng Shin Rubber Industry Co. Ltd.	140,910	297,055
Chi Mei Optoelectronics Corp.*	297,800	156,228
Chicony Electronics Co. Ltd.	58,761	132,279
China Airlines Ltd.*	273,282	91,206
China Development Financial Holding Corp.*	1,296,700	343,410
China Life Insurance Co. Ltd.*	223,000	158,144
China Petrochemical Development Corp.*	112,360	36,530
China Steel Corp.	1,020,264	945,551
Chinatrust Financial Holding Co. Ltd.	692,344	446,868
Chong Hong Construction Co.	21,418	46,545
Chung Hung Steel Corp.*	280,000	107,912
Chunghwa Picture Tubes*	1,515,000	173,927
Chunghwa Telecom Co. Ltd.	746,495	1,346,911
Clevo Co.*	84,034	115,814
Compal Electronics, Inc.	205,035	237,703
Coretronic Corp.	99,000	122,564
Delta Electronics, Inc.	93,268	264,751
E.Sun Financial Holding Co. Ltd.*	500,048	207,675
Epistar Corp.	69,229	248,954
Eva Airways Corp.*	365,122	143,440
Evergreen International Storage & Transport Corp.*	144,000	130,093
Evergreen Marine Corp. Taiwan Ltd.*	315,000	180,817
Everlight Electronics Co. Ltd.	18,359	59,767
Far Eastern Department Stores Co. Ltd.	164,800	162,823
Far Eastern Textile Co. Ltd.	299,464	350,259
Far EasTone Telecommunications Co. Ltd.	262,000	306,070
Feng Hsin Iron & Steel Co.	171,660	281,295
First Financial Holding Co. Ltd.	553,399	343,635
Formosa Chemicals & Fibre Corp.	336,810	645,459
Formosa International Hotels Corp.	4,840	60,733
Formosa Petrochemical Corp.	233,670	610,070
Formosa Plastics Corp.	416,560	847,031
Formosa Taffeta Co. Ltd.	162,000	108,038
Foxconn Technology Co. Ltd.	53,922	152,431
Fubon Financial Holding Co. Ltd.*	404,000	454,127
Giant Manufacturing Co. Ltd.	31,500	85,006
Goldsun Development & Construction Co. Ltd.	81,396	41,888
Great Wall Enterprise Co.	48,478	51,441
HannStar Display Corp.*	824,274	180,085
Hon Hai Precision Industry Co. Ltd.	400,920	1,600,895
Hotai Motor Co. Ltd.	82,000	199,667
HTC Corp.	49,550	542,346
Hua Nan Financial Holdings Co. Ltd.	314,294	196,613
InnoLux Display Corp.	131,428	166,569
Inventec Co. Ltd.	118,965	68,642
KGI Securities Co. Ltd.	348,000	186,611
Largan Precision Co. Ltd.	5,202	67,981
Lite-On Technology Corp.	184,201	240,630
Macronix International	129,157	70,851
MediaTek, Inc.	61,282	1,018,569
Mega Financial Holding Co. Ltd.	810,000	510,559
Mitac International	1	—
Motech Industries, Inc.	10,074	27,479
Nan Kang Rubber Tire Co. Ltd.*	374,700	401,128
Nan Ya Plastics Corp.	570,350	930,376
Novatek Microelectronics Corp. Ltd.	82,246	193,610
Oriental Union Chemical Corp.	52,020	32,231
Phison Electronics Corp.	15,253	128,914
Polaris Securities Co. Ltd.*	392,400	230,211

POU Chen Corp.	308,380	198,771
Powerchip Semiconductor Corp.*	742,000	68,165
Powertech Technology, Inc.	70,480	211,184
President Chain Store Corp.	105,648	258,242
Qisda Corp.*	300,500	166,718
Quanta Computer, Inc.	210,319	440,203
Realtek Semiconductor Corp.	22,664	52,728
Richtek Technology Corp.	9,240	79,364
Ruentex Industries Ltd.*	62,000	80,690
Sanyang Industrial Co. Ltd.*	101,871	45,837
Shin Kong Financial Holding Co. Ltd.*	377,649	149,633
Siliconware Precision Industries Co.	247,350	348,043
Simplo Technology Co. Ltd.	28,600	161,914
Sincere Navigation	124,000	138,523
Sino-American Silicon Products, Inc.	13,047	31,197
SinoPac Financial Holdings Co. Ltd.*	508,000	207,606
Solar Applied Materials Technology Co.	55,080	123,969
Synnex Technology International Corp.	97,240	206,417
Tainan Spinning Co. Ltd.*	595,000	224,989
Taishin Financial Holdings Co. Ltd.*	558,000	241,846
Taiwan Business Bank*	190,000	49,184
Taiwan Cement Corp.	354,740	397,062
Taiwan Cooperative Bank	271,300	166,475
Taiwan Fertilizer Co. Ltd.	103,000	366,593
Taiwan Glass Industrial Corp.	61,182	48,433
Taiwan Mobile Co. Ltd.	236,000	436,188
Taiwan Semiconductor Manufacturing Co. Ltd.	1,355,814	2,683,157
Taiwan TEA Corp.*	149,625	99,834
Tatung Co. Ltd.*	505,000	114,700
Transcend Information, Inc.	57,719	205,709
Tripod Technology Corp.	20,341	51,904
TSRC Corp.	41,000	47,036
Tung Ho Steel Enterprise Corp.	187,381	197,839
U-Ming Marine Transport Corp.	74,000	124,086
Uni-President Enterprises Corp.	386,958	454,587
Unimicron Technology Corp.	61,610	74,655
United Microelectronics Corp.*	932,280	456,470
Walsin Lihwa Corp.*	131,000	44,821
Wan Hai Lines Ltd.*	384,700	203,854
Waterland Financial Holdings*	445,000	141,427
Wei Chuan Food Corp.*	162,000	210,447
Wistron Corp.	131,593	244,155
WPG Holdings Co. Ltd.	107,000	150,948
Yang Ming Marine Transport Corp.	449,898	176,371
Yieh Phui Enterprise	297,670	106,137
Yuanta Financial Holding Co. Ltd.	704,000	518,823
Yulon Motor Co. Ltd.	218,053	248,880
Zinwell Corp.	20,074	40,983

		32,458,234

Thailand — 3.0%
Advanced Info Service PCL	442,700	1,248,862
Airports of Thailand PCL	248,000	313,619
Asian Property Development PCL	383,100	74,533
Bangkok Bank PCL	149,600	548,897
Bangkok Dusit Medical Service PCL	287,400	221,507
Bangkok Expressway PCL	103,700	57,364
Bank of Ayudhya PCL	1,090,500	625,147
Banpu PCL	35,700	455,054
BEC World PCL	544,000	367,986
Bumrungrad Hospital PCL	351,500	310,364
Central Pattana PCL	234,500	163,539
CH. Karnchang PCL	898,100	169,351
Charoen Pokphand Foods PCL	1,459,500	347,292
CP ALL PCL	1,167,600	702,447
Electricity Generating PCL	116,500	268,325
Glow Energy PCL*	229,800	225,260
Hana Microelectronics PCL*	140,200	80,150
IRPC PCL	2,414,300	313,620
Italian-Thai Development PCL*	2,910,000	291,784
Kasikornbank PCL	259,500	680,869
Khon Kaen Sugar Industry PCL*	550,900	229,198
Krung Thai Bank PCL	826,500	223,880
Land & Houses PCL	709,300	142,464
Major Cineplex Group PCL	673,300	169,282
Minor International PCL	615,960	228,392
Precious Shipping PCL	633,500	339,409
PTT Aromatics & Refining PCL	455,400	330,814
PTT Chemical PCL	81,200	178,027
PTT Exploration & Production PCL	271,900	1,175,982
PTT PCL	205,700	1,613,092
Ratchaburi Electricity Generating Holding PCL	154,700	173,638
Regional Container Lines PCL*	94,300	32,057
Siam Cement PCL (The)	57,700	384,077
Siam City Cement PCL	8,100	56,927
Siam Commercial Bank PCL	338,500	861,194
Sino Thai Engineering & Construction PCL*	1,315,000	259,772
Thai Beverage PCL	2,562,000	453,823
Thai Oil PCL	144,000	195,031
Thai Union Frozen Products PCL	351,900	271,219
Thoresen Thai Agencies PCL	241,120	187,642
Total Access Communication PCL	208,000	251,680
True Corp. PCL*	383,800	37,909

		15,261,479

Turkey — 2.9%
Akbank TAS	165,100	956,779
Akcansa Cimento A/S	45,400	183,558
Akenerji Elektrik Uretim A/S	7,400	69,313
Aksigorta A/S	12,500	44,643
Anadolu Efes Biracilik Ve Malt Sanayii A/S	75,600	825,283
Arcelik*	81,395	235,848
Asya Katilim Bankasi A/S*	137,900	288,066
Aygaz A/S	19,984	78,105
BIM Birlesik Magazalar A/S	15,100	615,600
Cimsa Cimento Sanayi VE Tica	35,400	156,247
Dogan Sirketler Grubu Holdings	406,526	306,812
Dogan Yayin Holding*	39,678	28,876
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	212,400	227,571
Enka Insaat ve Sanayi A/S	160,899	683,062
Eregli Demir ve Celik Fabrikalari TAS*	238,875	1,030,189
Ford Otomotiv Sanayi A/S	27,600	172,965

GSD Holding*	160,000	78,706
Haci Omer Sabanci Holding A/S	72,938	282,610
Hurriyet Gazetecilik A/S*	48,250	43,568
Ihlas Holding*	83,900	29,399
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	100,018	42,460
KOC Holding A/S*	366,732	963,783
Petkim Petrokimya Holding*	44,200	223,383
Petrol Ofisi*	19,110	93,361
Sekerbank TAS*	30,625	51,592
Tekfen Holding A/S*	125,296	361,366
Tire Kutsan Oluklu Mukavva*	39,700	67,950
Tofas Turk Otomobil Fabrikasi A/S	16,800	47,321
Trakya Cam Sanayi A/S*	51,064	62,626
Tupras Turkiye Petrol Rafine	38,400	636,550
Turcas Petrolculuk A/S	11,959	35,941
Turk Hava Yollari	140,500	365,451
Turk Sise ve Cam Fabrikalari A/S*	257,994	274,684
Turk Telekomunikasyon A/S	113,600	341,412
Turkcell Iletisim Hizmet A/S	211,800	1,512,857
Turkcell Iletisim Hizmet A/S, ADR	5,100	91,137
Turkiye Garanti Bankasi A/S	423,300	1,597,358
Turkiye Halk Bankasi A/S	73,100	433,477
Turkiye Is Bankasi	200,142	782,226
Turkiye Vakiflar Bankasi Tao (Class D Stock)*	156,500	358,558
Yapi Kredi Sigorta A/S	5,600	34,528
Yapi ve Kredi Bankasi A/S*	134,148	292,884
Yazicilar Holding A/S (Class A Stock)	10,600	64,286

		15,072,391

United Arab Emirates — 1.5%
Aabar Investments PJSC*	363,500	257,307
Abu Dhabi Commercial Bank	346,600	233,077
Abu Dhabi National Hotels(g)	293,100	358,291
Air Arabia	978,600	303,727
Aldar Properties PJSC	356,100	582,666
Amlak Finance PJSC*(g)	67,000	19,992
Arabtec Holding Co.*	412,500	377,343
Aramex Co.*	320,000	154,204
Bank of Sharjah	250,000	139,530
Dana Gas PJSC*	1,738,900	563,371
DP World Ltd.	2,047,800	1,146,768
Dubai Financial Market	522,300	338,431
Dubai Investments PJSC	201,900	76,955
Dubai Islamic Bank	128,730	110,399
Emaar Properties PJSC*	835,900	921,685
Emirates NBD PJSC	90,530	108,447
First Gulf Bank PJSC	35,400	160,469
Gulf Cement Co.(g)	260,300	169,373
Gulf Navigation Holding	737,900	164,735
National Bank of Abu Dhabi PJSC	161,400	602,001
National Central Cooling Co. PJSC*	724,300	199,165
RAK Properties PJSC	565,000	127,673
Ras Al Khaimah Cement Co.	133,700	50,960
Sorouh Real Estate Co.	197,100	211,961
Tamweel PJSC*(g)	68,700	19,901
Union National Bank / Abu Dhabi	277,300	328,407
Union Properties PJSC*	149,160	41,015

		7,767,853

United States — 1.3%
iShares MSCI Emerging Markets Index Fund	165,000	6,420,150

TOTAL COMMON STOCKS (cost $462,873,292)		498,844,369

INVESTMENT FUNDS — 0.2%

Saudi Arabia — 0.2%
Saudi Arabia Investment Fund Ltd. (The)	24,947	1,012,848

Vietnam
Dragon Capital — Vietnam Enterprise Investments Ltd. (Class R Stock)*(g)	57,769	112,650

TOTAL INVESTMENT FUNDS (cost $1,996,110)		1,125,498

	Units
WARRANTS(m)* — 1.3%
Malaysia
IJM Land Bhd, expiring 09/11/13	13,230	3,976

Saudi Arabia — 0.6%
Al Rajhi Bank, expiring 04/30/12	18,800	374,716
Alinma Bank, expiring 06/04/12	34,000	121,484
Arab National Bank, expiring 06/04/12	10,600	137,647
Banque Saudi Fransi, expiring 04/30/12	8,800	105,591
Etihad Etisalat Co., expiring 04/02/12	12,500	138,655
Kayan Petrochemical Co., expiring 06/04/12	33,600	137,525
National Industrialization, expiring 05/14/12	22,200	130,526
Riyad Bank, expiring 06/11/12	16,400	130,752
Samba Financial Group, expiring 04/30/12	6,600	104,712
Saudi Arabian Amiantit Co., expiring 06/25/12	21,300	126,938
Saudi Arabian Fertilizer Co., expiring 06/04/12	3,300	109,991
Saudi Basic Industries Corp., expiring 03/26/12	20,800	443,697
Saudi Electricity, expiring 06/25/12	63,700	172,401
Saudi Industries Investment Group, expiring 06/11/12	23,200	142,282
Saudi Telecom Co., expiring 05/21/12	9,500	127,289
Saudi Telecom Co., expiring 06/04/12	10,900	146,048
Savola, expiring 04/20/12	38,400	290,793

		2,941,047

Vietnam — 0.7%
FPT Corp., expiring 04/01/10	63,500	307,669
GEMADEPT Corp., expiring 04/01/10	75,400	443,729
PetroVietnam Drilling & Well Services JSC, expiring 04/01/10	83,830	458,139

Pha Lai Thermal Power JSC, expiring 04/01/10	126,010		194,236
Saigon Securities, expiring 04/01/10	60,800		282,842
Songda Urban & Industrial Zone Investment & Development JSC, expiring 04/01/10	141,720		1,509,308
Tan Tao Investment Industry Corp., expiring 04/01/10	75,000		168,577
Viet Nam Dairy Products JSC, expiring 04/01/10	74,110		373,863
Vinh Son — Song Hinh Hydropower JSC, expiring 04/01/10	71,990		158,583

			3,896,946

TOTAL WARRANTS (cost $4,833,624)			6,841,969

RIGHTS(m)*
Malaysia
IJM Corp. Bhd, expiring 10/12/09 (cost $0)		29,064	2,099

				Principal
Interest	Maturity	Moody’s		Amount
Rate	Date	Ratings†		(000)#
CONVERTIBLE BOND

Oman
Bank Muscat SAOG (Oman) (cost $0)
7.00%	03/20/14	NR	OMR	5	12,593

TOTAL LONG-TERM INVESTMENTS (cost $469,703,026)					506,826,528

	Shares
SHORT-TERM INVESTMENTS — 1.9%
CASH RESERVE
Argentina Currency Reserve (Argentina) (cost $15,123)	56,163	14,614

AFFILIATED MONEY MARKET MUTUAL FUND — 1.9%
Dryden Core Investment Fund — Taxable Money Market Series (cost $9,439,002)(w)	9,439,002	9,439,002

TOTAL SHORT-TERM INVESTMENTS (cost $9,454,125)		9,453,616

TOTAL INVESTMENTS(o) — 100.8% (cost $479,157,151)		516,280,144

Liabilities in excess of other assets — (0.8)%		(3,998,938)

NET ASSETS — 100.0%		$512,281,206

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NR	Not Rated by Moody’s or Standard & Poor’s

OMR	Omani Rial

OTC	Over the Counter

PRFC	Preference Shares

XLON	London Stock Exchange

XNYS	New York Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(m)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.

(o)	As of September 30, 2009, 566 securities representing $162,575,670 and 31.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Argentina	$3,885,326	$—	$—
Botswana	2,055,973	—	1,037,120
Brazil	30,258,941	—	—
Bulgaria	2,895,350	—	—
Chile	15,435,571	—	188,789
China	2,937,307	28,197,340	—
Colombia	3,918,586	—	—
Croatia	3,954,345	—	—
Czech Republic	11,655,755	—	—
Egypt	7,669,877	—	—
Estonia	3,804,261	—	—
Ghana	—	—	1,017,700
Hungary	12,869,089	—	—
India	9,443,954	19,939,340	311,240
Indonesia	—	15,972,570	—
Israel	15,571,896	—	—
Jordan	4,051,611	—	32,206
Kazakhstan	1,595,694	—	—
Kenya	3,813,615	—	—
Kuwait	3,511,941	—	95,969
Latvia	1,086,970	—	—
Lebanon	1,595,086	—	—
Lithuania	3,973,440	—	—
Malaysia	—	15,562,450	—
Mauritius	3,122,127	—	—
Mexico	30,725,745	—	—
Morocco	7,903,714	—	—
Nigeria	4,085,329	—	—
Oman	3,877,012	—	—
Pakistan	3,688,751	225,168	—
Peru	8,153,378	—	—
Philippines	—	7,918,238	—
Poland	15,554,175	—	—
Qatar	7,675,325	—	—
Romania	3,880,638	—	—
Russia	30,355,906	—	—
Slovenia	3,972,797	—	—
South Africa	31,539,426	—	—
South Korea	—	30,847,221	—
Taiwan	—	32,458,234	—
Thailand	10,997,272	4,264,207	—
Turkey	15,072,391	—	—
United Arab Emirates	7,727,960	—	39,893
United States	6,420,150	—	—
Investment Funds	1,012,848	112,650	—
Warrants:
India	—	—	—
Malaysia	3,976	—	—
Saudi Arabia	2,497,350	443,697	—
Vietnam	—	3,896,946	—
Rights	—	2,099	—
Convertible Bond	—	12,593	—
Cash Reserve	14,614	—	—
Affiliated Money Market Mutual Fund	9,439,002	—	—

	$353,704,474	$159,852,753	$2,722,917
Other Financial Instruments*	—	—	—

Total	$353,704,474	$159,852,753	$2,722,917

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/08	$1,780,032
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	136,786
Net purchases (sales)	2,244,634
Transfers in and/or out of Level 3	(1,438,535)
Balance as of 9/30/09	$2,722,917

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2009 were as follows:

Commercial Banks	14.9%
Telecommunications	12.3
Oil, Gas & Consumable Fuels	8.3
Metals & Mining	7.1
Diversified Financial Services	3.9
Engineering/Construction	3.0
Diversified Operations	2.7
Retail & Merchandising	2.6
Chemicals	2.4
Food	2.4
Pharmaceuticals	2.3
Financial Services	2.2
Semiconductors	2.1
Electric	2.0
Affiliated Money Market Mutual Fund	1.9
Beverages	1.8
Building Materials	1.7
Real Estate	1.7
Electronic Components & Equipment	1.6
Exchange Traded Funds	1.3
Insurance	1.2
Transportation	1.2
Electric — Generation	1.2
Investment Companies	1.2
Internet Software & Services	1.1
Hotels & Motels	1.0
Oil & Gas	0.9
Media & Entertainment	0.9
Computer Services & Software	0.8
Electric — Integrated	0.8
Commercial Services	0.7
Banks	0.7
Computers	0.7
Agriculture	0.6
Automobile Manufacturers	0.6
Tobacco	0.6
Airlines	0.6
Iron / Steel	0.5
Coal	0.5
Machinery	0.4
Holding Companies — Diversified	0.4
Financial — Bank & Trust	0.4
Home Builders	0.4
Auto Parts & Equipment	0.3
Real Estate Operation & Development	0.3
Consumer Products & Services	0.3
Paper & Forest Products	0.2
Entertainment & Leisure	0.2
Medical Supplies & Equipment	0.2
Investment Funds	0.2
Textiles	0.2
Steel	0.2
Marine	0.2
Distribution/Wholesale	0.2
Gas	0.2
Cosmetics & Toiletries	0.2
Leisure Time	0.2
Healthcare Providers & Services	0.2
Aerospace & Defense	0.2
Diversified Manufacturing	0.1
Computers & Peripherals	0.1
Home Furnishings	0.1
Apparel	0.1
Clothing & Apparel	0.1
Manufacturing	0.1
Household Products / Wares	0.1
Shipping	0.1
Auto Manufactures	0.1
Real Estate Investment Trusts	0.1
Apparel & Textile	0.1
Software	0.1
Automotive Parts	0.1
Storage	0.1
Media	0.1
Environmental Control	0.1
Advertising	0.1

100.8
Liabilities in excess of other assets	(0.8)

100.0%

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%

AFFILIATED MUTUAL FUNDS
AST DeAM Large-Cap Value Portfolio	16,827,932	$126,882,608
AST Federated Aggressive Growth Portfolio	1,565,239	10,659,277
AST Goldman Sachs Mid-Cap Growth Portfolio*	23,607	98,675
AST High Yield Portfolio	6,913,340	45,074,978
AST International Growth Portfolio	9,832,039	96,157,345
AST International Value Portfolio	6,973,121	97,902,625
AST Jennison Large-Cap Growth Portfolio	595,244	5,928,629
AST Jennison Large-Cap Value Portfolio	585,679	5,833,362
AST Large-Cap Value Portfolio	16,975,326	193,179,210
AST Marsico Capital Growth Portfolio	9,372,600	142,932,147
AST MFS Growth Portfolio	17,695,419	142,802,031
AST Mid-Cap Value Portfolio	1,245,407	11,370,564
AST Money Market Portfolio	22,418,225	22,418,225
AST Neuberger Berman Mid-Cap Growth Portfolio*	674,352	10,492,924
AST Parametric Emerging Markets Equity Portfolio	3,190,011	24,818,282
AST PIMCO Total Return Bond Portfolio	115,351,733	1,340,387,137
AST Small-Cap Growth Portfolio	740,155	10,502,805
AST Small-Cap Value Portfolio	2,118,414	21,862,031
AST T. Rowe Price Global Bond Portfolio	2,042,129	22,177,517
AST T. Rowe Price Large-Cap Growth Portfolio*	6,772,574	66,777,577
AST T. Rowe Price Natural Resources Portfolio	960,823	16,872,052
AST Western Asset Core Plus Bond Portfolio	34,031,062	336,567,204

TOTAL LONG-TERM INVESTMENTS(w) (cost $2,644,452,591)		2,751,697,205

SHORT-TERM INVESTMENTS — 0.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 0.9%
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $23,665,928)	23,665,928	23,665,928

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATION
U.S. Treasury Bills(k)(cost $1,299,194)
.003%(n)	12/17/09	$1,300	1,299,772

TOTAL SHORT-TERM INVESTMENTS (cost $24,965,122)			24,965,700

TOTAL INVESTMENTS — 100.2% (cost $2,669,417,713)			2,776,662,905
Liabilities in excess of other assets(x) — (0.2)%			(4,903,106)

NET ASSETS — 100.0%			$2,771,759,799

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Security segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:
Futures contracts open at September 30, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2009	(Depreciation)
Long Positions:
84	10 Year U.S. Treasury Notes	Dec 09	$9,753,844	$9,939,563	$185,719
11	CAC40 10 Euro	Oct 09	595,587	611,201	15,614
3	DAX Index	Oct 09	607,641	622,787	15,146
4	FTSE100 Index	Dec 09	317,171	325,449	8,278
12	Russell 2000	Dec 09	678,480	723,600	45,120
27	S&P 500	Dec 09	6,814,462	7,107,075	292,613
5	Topix Index	Dec 09	520,804	506,879	(13,925)

					$548,565

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Affiliated Mutual Funds	$2,775,363,133	$—	$—
U.S. Treasury Obligations	—	1,299,772	—

	$2,775,363,133	$1,299,772	$—
Other Financial Instruments*	548,565	—	—

Total	$2,775,911,698	$1,299,772	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2009 categorized by risk exposure:

Derivative Fair Value
at 9/30/09
Equity contracts	$362,846
Interest rate contracts	185,719

Total	$548,565

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 91.7%

ASSET-BACKED SECURITIES — 7.3%

Asset Backed Funding Certificates, Series 2006-HE1, Class A2A	Aaa	0.306	%(c)	01/25/37	$2,700	$2,390,694
BA Credit Card Trust, Series 2007-A12, Class A12	Aaa	0.443	%(c)	01/15/13	2,600	2,590,216
Bank of America Auto Trust, Series 2009-2A, Class A2, 144A	Aaa	1.16%		02/15/12	9,400	9,353,371
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1	B1	1.246	%(c)	10/25/37	4,912	3,065,037
Capital Auto Receivables Asset Trust, Series 2008-1, Class A2B	Aaa	0.943	%(c)	09/15/10	704	703,849
Capital Auto Receivables Asset Trust, Series 2008-2, Class A2B	Aaa	1.163	%(c)	03/15/11	10,742	10,759,058
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba1	0.346	%(c)	06/25/37	3,466	3,009,499
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	0.296	%(c)	12/25/46	138	136,336
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.316	%(c)	06/25/47	1,241	1,195,994
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	0.946	%(c)	07/25/32	3	1,225
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	0.986	%(c)	08/25/32	98	53,510
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	B3	0.366	%(c)	07/25/37	3,026	2,204,212
First NLC Trust, Series 2007-1, Class A1, 144A	Ba3	0.316	%(c)	08/25/37	3,372	2,481,071
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B	Aaa	1.143	%(c)	01/15/11	2,631	2,634,813
Ford Credit Auto Owner Trust, Series 2008-C, Class A3	Aaa	1.663	%(c)	06/15/12	7,200	7,271,258
Ford Credit Auto Owner Trust, Series 2009-B, Class A1, 144A	A-1+(d)	0.988	%(c)	06/15/10	3,423	3,426,484
Ford Credit Auto Owner Trust, Series 2009-C, Class A1, 144A	P-1	0.796%		07/15/10	8,206	8,212,737
Franklin Auto Trust, Series 2008-A, Class A2	Aaa	1.246	%(c)	10/20/11	1,625	1,628,134
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	0.536	%(c)	01/20/34	2,485	2,099,032
HFC Home Equity Loan Asset Backed Certificates, Series 2007-3, Class A1	Aaa	1.046	%(c)	11/20/36	2,308	2,220,124
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.526	%(c)	10/25/34	23	17,685
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	0.746	%(c)	12/25/33	471	303,591
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.606	%(c)	11/25/34	255	165,533
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1	Aaa	0.316	%(c)	11/25/36	8	7,915
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	B3	0.376	%(c)	05/25/37	2,864	1,985,862
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	0.504	%(c)	10/25/16	2,285	2,281,611
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	1.046	%(c)	10/25/37	2,069	1,995,582
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2	Aaa	0.486	%(c)	10/25/35	557	539,879

TOTAL ASSET-BACKED SECURITIES (cost $78,571,640)						72,734,312

BANK LOANS(c) — 0.7%

Chrysler Financial, Term B	CAA-(d)	4.25%		08/03/12	4,802	4,599,115

HCA, Inc., Term B	BA-(d)	2.53%		11/16/13	2,221	2,092,513

TOTAL BANK LOANS (cost $6,885,951)						6,691,628

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%

GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%		12/10/37	1,130	1,140,560
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	AAA(d)	0.79	%(c)	07/09/21	5,200	4,193,961

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,117,008)						5,334,521

CORPORATE OBLIGATIONS — 39.8%

Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	7.125%		06/22/10	2,500	2,591,398

Airlines — 0.2%
United Air Lines, Inc., Pass-Through Certificates(g)(i)	B2	6.831%		03/01/10	1,800	2,142,000

Electronic Components & Equipment — 1.1%
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg)	A2	5.70%		01/15/13	6,500	6,976,346
NiSource Finance Corp., Gtd. Notes	Baa3	0.977	%(c)	11/23/09	4,300	4,296,753

						11,273,099

Financial — Bank & Trust — 12.1%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13	2,600	2,744,071
American Express Centurion Bamk, Sr. Unsec’d. Notes	A2	5.20%		11/26/10	1,000	1,032,826
Banco Bilbao Vizcaya Argentaria Puerto Rico, FDIC Gtd. Notes	Aaa	0.393	%(c)	05/25/12	8,200	8,289,538
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	0.757	%(c)	05/24/12	6,000	5,977,386
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.772	%(c)	04/24/12	1,000	953,250
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.417	%(c)	04/01/11	7,700	7,688,650
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	1.597	%(c)	04/02/12	18,000	17,955,990
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	2.30%		04/01/11	22,900	23,253,576
Lloyds TSB Bank PLC, Sr. Unsec’d. Notes, MTN (United Kingdom)	Aa3	4.75%		07/15/11	5,700	5,906,853
Santander Central Hispano Issuances Ltd., Bank Gtd. Notes (Cayman Islands)	Aa3	7.625%		09/14/10	9,100	9,642,988
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	2.25%		06/11/12	14,600	14,714,825
Swedbank AB, Foreign Gov’t. Gtd. Notes, 144A (Sweden)	Aaa	1.058	%(c)	01/14/13	8,200	8,173,424
Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)	Aaa	2.80%		02/10/12	9,700	9,869,100
Westpac Securities NZ Ltd., Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	3.45%		07/28/14	3,600	3,660,629

						119,863,106

Financial Services — 18.5%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13	500	530,137
Bank of Scotland PLC, Bank Gtd. Notes, MTN (United Kingdom)	NR	4.265%		07/12/10	4,000	4,052,590
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.033	%(c)	06/24/11	8,400	8,457,280
Citigroup, Inc., FDIC Gtd. Notes	Aaa	2.125%		04/30/12	11,000	11,155,683
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13	7,800	7,981,943
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		02/21/12	6,100	6,336,765
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13	4,200	4,408,946
Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)	Aa1	0.939	%(c)	09/23/11	9,800	9,895,345
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		10/28/09	3,500	3,500,906
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	0.292	%(c)	12/21/12	5,000	4,998,405
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	0.379	%(c)	03/11/11	16,000	16,033,120

General Electric Capital Corp., FDIC Gtd. Notes	Aaa	0.564	%(c)	12/07/12		4,000	4,029,088
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	1.80%		03/11/11		8,100	8,200,618
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	0.559	%(c)	09/15/14		1,400	1,237,540
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	0.748	%(c)	01/08/16		1,400	1,190,020
GMAC LLC, FDIC Gtd. Notes	Aaa	0.292	%(c)	12/19/12		3,000	3,000,957
GMAC LLC, FDIC Gtd. Notes	Aaa	2.20%		12/19/12		1,300	1,313,879
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes	Aaa	1.054	%(c)	12/05/11		9,600	9,761,760
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.011	%(c)	12/23/10		4,200	703,500
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.50%		05/11/38		2,100	210
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	0.713	%(c)	02/16/10		8,000	7,999,352
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	2.60%		01/20/12		1,300	1,334,750
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	3.30%		07/17/14		8,900	9,009,951
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		07/15/14		10,000	10,409,210
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.544	%(c)	06/05/12		800	769,158
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.704	%(c)	07/25/11		2,800	2,725,061
Mizuho Aruba, Sub. Notes (Aruba)	BAA+(d)	1.32	%(c)	10/27/49	JPY	200,000	2,226,676
Morgan Stanley, Sr. Unsec’d. Notes	A2	0.989	%(c)	10/15/15		1,500	1,372,061
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.30%		03/01/13		2,400	2,514,797
National Australia Bank Ltd., Sr. Notes, 144A (Australia)	Aa1	0.914	%(c)	02/08/10		5,300	5,299,051
National City Bank, Sr. Unsec’d. Notes	A1	0.614	%(c)	01/21/10		5,000	4,995,045
National City Bank, Sub. Notes	A2	6.20%		12/15/11		2,500	2,669,575
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	9.118%		03/31/49		1,700	1,572,500
Societe Generale Societe de Credit Fonciere, Covered, MTN (France)	Aaa	1.072	%(c)	06/19/13		5,000	4,900,050
Sumitomo Mitsui Banking Corp., Sub. Notes, MTN (Japan)	AA-(d)	1.239	%(c)	11/26/49	JPY	300,000	3,337,799
Svensk Exportkredit AB, Unsec’d. Notes (Sweden)	Aa1	4.50%		09/27/10		9,900	10,255,905
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	2.875%		09/14/12		5,400	5,413,581

							183,593,214

Insurance — 1.4%
ASIF I, Sr. Sec’d. Notes, MTN (Cayman Islands)	A1	0.654	%(c)	07/26/10		3,400	3,282,334
MetLife Global Funding I, Sr. Sec’d. Notes, 144A	Aa2	2.202	%(c)	06/10/11		900	898,532
Metropolitan Life Global Funding I, Notes, 144A	Aa2	0.893	%(c)	09/17/10		1,800	1,795,793
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa2	0.549	%(c)	03/15/12		7,700	7,330,893

							13,307,552

Oil & Gas — 1.0%
Gaz Capital SA, Sr. Sec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18		5,300	5,598,390
Williams Cos., Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.375%		10/01/10		700	718,633
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		06/15/13		3,300	3,413,778

							9,730,801

Pipelines — 1.1%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.00%		07/01/13		2,600	2,755,451
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.125%		03/15/12		7,715	8,426,123

							11,181,574

Retail & Merchandising — 0.7%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	0.42	%(c)	12/16/09		7,000	6,996,262

Savings & Loan — 1.0%
Nationwide Building Society, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	0.62	%(c)	05/17/12		10,000	9,970,490
Sovereign Bancorp, Inc., FDIC Gtd. Notes	Aaa	2.50%		06/15/12		100	101,994

							10,072,484

Telecommunications — 1.5%
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	8.50%		06/15/10		5,735	6,011,392
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%		09/01/11		1,200	1,237,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	0.683	%(c)	06/28/10		3,100	3,011,018

Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	3.025	%(c)	05/20/11		4,800	4,965,730

							15,225,640

Utilities — 0.9%
Electricite de France, Notes, 144A (France)	Aa3	6.50%		01/26/19		8,000	9,166,520

TOTAL CORPORATE OBLIGATIONS (cost $394,379,206)							395,143,650

FOREIGN GOVERNMENT BONDS — 1.0%

Kommunalbanken A/S, Sr. Unsec’d. Notes, MTN (Norway)	Aaa	3.375%		11/15/11		6,000	6,191,154
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Baa3	10.25%		01/10/28	BRL	6,600	3,576,428

TOTAL FOREIGN GOVERNMENT BONDS (cost $9,487,060)							9,767,582

MUNICIPAL BONDS — 0.6%

California — 0.4%
State of California, General Obligation Bonds	Baa1	5.65	%(c)	04/01/39		3,900	4,145,466

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds	A1	6.875%		12/15/39		500	553,905

New York — 0.1%
New York State Thruway Authority, Revenue Bonds	Aa3	4.75%		01/01/29		700	728,161

TOTAL MUNICIPAL BONDS (cost $5,075,660)							5,427,532

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.4%

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa	5.394	%(c)	01/25/34		685	645,230
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Aa3	5.131	%(c)	02/25/34		688	580,852
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Baa2	3.817	%(c)	11/25/34		5,285	4,555,858
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Aaa	2.46	%(c)	08/25/35		873	764,334
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Ba1	5.49	%(c)	09/25/35		2,956	1,872,149
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Caa1	5.718	%(c)	01/25/36		4,442	2,751,140
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	5.636	%(c)	01/26/36		4,841	2,759,558
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.485	%(c)	12/26/46		5,016	3,142,838
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	A3	2.51	%(c)	08/25/35		1,510	1,300,048
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	A3	4.098	%(c)	08/25/35		419	343,599
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%		12/25/33		283	271,434
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8	Ba1	4.50%		06/25/35		18	18,122
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	0.646	%(c)	08/25/18		318	307,565
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Aa3	6.50	%(c)	01/25/34		434	316,309
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	Aaa	0.586	%(c)	02/25/35		1,158	676,975
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Baa3	3.611	%(c)	04/25/35		1,542	871,370
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Aa3	0.536	%(c)	04/25/35		2,001	1,041,902
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Aa3	0.586	%(c)	06/25/35		3,804	2,586,270
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33		75	65,467

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Aaa	3.735	%(c)	06/25/33	1,544	1,313,839
Fannie Mae, Series 1988-22, Class A	Aaa	2.723	%(c)	08/25/18	6	6,134
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	69	76,308
Fannie Mae, Series 2003-92, Class PC	Aaa	4.50%		05/25/15	2,928	2,966,540
Fannie Mae, Series 2004-11, Class A	Aaa	0.366	%(c)	03/25/34	569	517,938
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.084	%(c)	05/25/35	663	677,162
Fannie Mae, Series 2007-114, Class A6	Aaa	0.446	%(c)	10/27/37	6,000	5,909,580
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	2,423	2,614,117
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	1,371	1,510,684
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	2.451	%(c)	07/25/44	2,059	2,020,995
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	2.251	%(c)	10/25/44	7,048	6,886,489
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	2.286	%(c)	12/25/36	5,505	5,033,552
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Aa3	3.115	%(c)	09/25/34	975	772,525
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	0.543	%(c)	08/15/32	1,992	1,742,891
Freddie Mac, Series 2538, Class CA	Aaa	5.00%		04/15/16	238	239,303
Freddie Mac, Series 2905, Class UY	Aaa	4.00%		10/15/23	2	2,156
Freddie Mac, Series 2957, Class HA	Aaa	5.00%		01/15/27	53	53,471
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	1,513	1,566,990
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	4.749	%(c)	06/25/34	1,164	850,668
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%		06/20/28	1,532	1,658,551
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Baa2	0.476	%(c)	06/25/45	691	347,558
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	3.895	%(c)	10/25/33	1,011	832,528
GSAA Home Equity Trust, Series 2004-CW1, Class 2A1	Aa1	6.00%		04/01/34	7,052	5,817,943
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	3.717	%(c)	06/25/34	212	194,919
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.117	%(c)	09/25/35	2,639	2,440,675
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	A(d)	4.827	%(c)	04/25/36	2,997	2,381,326
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	A2	4.435	%(c)	08/19/34	2,298	1,653,765
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	A3	5.005	%(c)	07/25/35	1,326	1,110,289
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	A3	4.25	%(c)	10/25/35	2,003	1,721,881
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.246	%(c)	10/25/35	1,795	1,586,330
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Aa3	3.619	%(c)	04/25/34	2,152	1,842,714
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	5.297	%(c)	01/25/35	339	261,061
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	CCC(d)	5.45	%(c)	01/25/36	916	620,915
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Aa1	0.496	%(c)	07/19/35	788	594,902
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	Aaa	2.91	%(c)	06/25/33	116	100,606
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	2.881	%(c)	09/25/33	3,628	3,370,367
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Ba1	1.901	%(c)	08/25/46	1,237	674,021
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	2.723	%(c)	02/27/34	353	326,900
Washington Mutual, Inc., Series 2003-AR1, Class A5	Aaa	3.771	%(c)	03/25/33	1,496	1,310,611
Washington Mutual, Inc., Series 2004-AR1, Class A	A3	3.708	%(c)	03/25/34	498	462,630
Washington Mutual, Inc., Series 2005-AR1, Class A1A	Aaa	0.566	%(c)	01/25/45	59	35,936
Washington Mutual, Inc., Series 2005-AR15, Class A1A1	A1	0.506	%(c)	11/25/45	718	429,464
Washington Mutual, Inc., Series 2006-AR3, Class A1A	A2	1.901	%(c)	02/25/46	2,000	1,453,251

Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A4	Baa3	3.887	%(c)	07/25/35	2,412	2,294,329

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $113,164,334)						93,155,834

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 16.9%

Federal Home Loan Mortgage Corp.		3.479	%(c)	07/01/29	53	54,165
Federal Home Loan Mortgage Corp.		4.039	%(c)	01/01/34	101	104,003
Federal Home Loan Mortgage Corp.		4.854	%(c)	12/01/26	24	25,031
Federal Home Loan Mortgage Corp.		6.00%		01/01/30-02/01/39	38,343	40,553,152
Federal National Mortgage Assoc.		3.846	%(c)	01/01/25	8	8,209
Federal National Mortgage Assoc.		4.592	%(c)	04/01/32	18	18,280
Federal National Mortgage Assoc.		4.754	%(c)	12/01/29	39	38,956
Federal National Mortgage Assoc.		4.866	%(c)	03/01/17	212	214,934
Federal National Mortgage Assoc.		4.962	%(c)	04/01/24	69	69,262
Federal National Mortgage Assoc.		5.00%		07/01/24-09/01/35	850	882,613
Federal National Mortgage Assoc.		5.00%		TBA	600	629,063
Federal National Mortgage Assoc.		5.50%		04/01/11-09/01/38	57,528	60,420,900
Federal National Mortgage Assoc.		6.00%		04/01/12-10/01/38	59,651	63,026,729
Federal National Mortgage Assoc.		6.50%		09/01/36	363	388,266
Government National Mortgage Assoc.		4.125	%(c)	11/20/29	179	181,551
Government National Mortgage Assoc.		4.375	%(c)	05/20/24-06/20/26	269	275,449
Government National Mortgage Assoc.		4.625	%(c)	07/20/17-07/20/24	71	73,532
Government National Mortgage Assoc.		6.00%		08/15/38-10/15/38	1,000	1,057,707
Government National Mortgage Assoc.		6.50%		04/15/26-06/15/29	145	153,760

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $162,457,592)						168,175,562

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%

Federal Farm Credit Bank, Bonds		0.331	%(c)	07/01/11	17,400	17,400,017
Federal Farm Credit Bank, Bonds		0.334	%(c)	05/18/11	15,000	15,008,370
Federal Home Loan Bank, Bonds		0.48%		10/25/10	6,500	6,492,805
Federal Home Loan Bank, Bonds		0.88%		01/20/11	3,500	3,503,609
Federal Home Loan Mortgage Corp., Notes		0.263	%(c)	12/30/10	16,000	16,004,960
Federal Home Loan Mortgage Corp., Notes		0.343	%(c)	02/01/11	2,800	2,796,676
Federal Home Loan Mortgage Corp., Notes		0.379	%(c)	03/09/11	4,350	4,356,525
Federal Home Loan Mortgage Corp., Notes		0.389	%(c)	05/04/11	12,000	12,006,408
Federal Home Loan Mortgage Corp., Notes		0.402	%(c)	08/05/11	31,000	30,970,271
Federal Home Loan Mortgage Corp., Notes		0.609	%(c)	04/07/11	30,000	30,036,030
Federal National Mortgage Assoc.		2.00%		03/02/11	5,000	5,021,055

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $143,850,664)						143,596,726

U.S. TREASURY OBLIGATION — 1.1%

U.S. Treasury Inflationary Indexed Bonds, TIPS (cost $10,422,067)		1.875%		07/15/15	9,500	10,866,920

TOTAL LONG-TERM INVESTMENTS (cost $930,411,182)						910,894,267

SHORT-TERM INVESTMENTS — 6.2%

U.S. TREASURY OBLIGATIONS(n) — 0.3%

U.S. Cash Management Bill		1.00%		04/01/10	340	339,699
U.S. Treasury Bills		0.24%		02/18/10	265	264,864

U.S. Treasury Bills	0.26%	02/25/10	2,290	2,288,720

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,892,066)				2,893,283

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%

Dryden Core Investment Fund — Taxable Money Market Series (cost $2,892,963)(w)	2,892,963	2,892,963

	Principal
	Amount
	(000)#
REPURCHASE AGREEMENTS — 5.4%

JPMorgan Securities, Inc., 0.03%, dated 09/30/09, due 10/01/09 in the amount of $1,000,001 (cost $1,000,000; collateralized by $988,000 U.S. Treasury Note, 2.75%, maturity date 02/28/13, the value of collateral plus accrued interest was $1,028,228)	$1,000	1,000,000
JPMorgan Securities, Inc., 0.04%, dated 09/30/09, due 10/01/09 in the amount of $52,700,059 (cost $52,700,000; collateralized by $52,898,000 Federal Home Loan Mortgage Corp., 2.23%, maturity date 04/23/12, the value of collateral plus accrued interest was $53,794,371)	52,700	52,700,000

TOTAL REPURCHASE AGREEMENTS (cost $53,700,000)		53,700,000

			Contracts/
			Notional
			Amounts
	Counterparty		(000)#
OPTIONS PURCHASED* — 0.2%

Call Options — 0.1%
Currency Option EUR vs JPY,
expiring 05/20/10 @ FX Rate 148.30	Credit Suisse First Boston Corp.	EUR	2,100	13,955
Currency Option EUR vs USD,
expiring 05/21/10 @ FX Rate 1.38	Credit Suisse First Boston Corp.	EUR	1,400	163,412
expiring 05/21/10 @ FX Rate 1.38	Goldman Sachs & Co., Inc.	EUR	1,400	163,413
expiring 06/03/10 @ FX Rate 1.37	Citibank	EUR	2,100	252,992
expiring 06/03/10 @ FX Rate 1.38	Goldman Sachs & Co., Inc.	EUR	3,200	377,200
Currency Option USD vs JPY,
expiring 03/31/10 @ FX Rate 105.20	Royal Bank of Scotland		1,000	1,114
expiring 03/31/10 @ FX Rate 105.40	Royal Bank of Scotland		3,000	3,231

				975,317

Put Options — 0.1%
Currency Option EUR vs JPY,
expiring 05/20/10 @ FX Rate 148.30	Merrill Lynch	EUR	2,100	417,957
Currency Option EUR vs USD,
expiring 05/21/10 @ FX Rate 1.38	Credit Suisse First Boston Corp.	EUR	1,400	32,744
expiring 05/21/10 @ FX Rate 1.38	Goldman Sachs & Co., Inc.	EUR	1,400	32,744
expiring 06/03/10 @ FX Rate 1.37	Citibank	EUR	2,100	51,086
expiring 06/03/10 @ FX Rate 1.38	Goldman Sachs & Co., Inc.	EUR	3,200	78,989
Currency Option USD vs JPY,
expiring 03/31/10 @ FX Rate 105.20	Royal Bank of Scotland		1,000	148,538

expiring 03/31/2010 @ FX Rate 105.40	Royal Bank of Scotland	3,000	450,606

			1,212,664

TOTAL OPTIONS PURCHASED (cost $1,363,985)			2,187,981

TOTAL SHORT-TERM INVESTMENTS (cost $60,849,014)			61,674,227

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—97.9% (cost $991,260,196)			972,568,494

OPTIONS WRITTEN*

Call Options
Interest Rate Swap Options,
expiring 11/23/2009 @ 3.00%	Royal Bank of Scotland	14,000	(42,107)

Put Options
5 Year Euro-Bobl Futures,
expiring 12/11/09, Strike Price $97.50		502,000	(100,400)
Interest Rate Swap Options,
expiring 11/23/09 @ 3.42%	Barclays Capital Group	12,000	(18,893)
expiring 11/23/09 @ 3.42%	BNP Peregrine Prime	15,000	(23,616)
expiring 11/23/09 @ 3.75%	Royal Bank of Scotland	4,900	(2,578)
expiring 11/23/09 @ 4.00%	Barclays Capital Group	42,000	(55,825)
expiring 11/23/09 @ 4.00%	Merrill Lynch	36,000	(47,850)
expiring 08/31/10 @ 5.50%	Royal Bank of Scotland	21,000	(71,416)
expiring 08/31/10 @ 6.00%	Royal Bank of Scotland	5,100	(28,147)
expiring 08/31/10 @ 6.00%	Royal Bank of Scotland	6,500	(22,145)

			(370,870)

TOTAL OPTIONS WRITTEN (premiums received $1,987,411)			(412,977)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#
SECURITIES SOLD SHORT — (16.6)%

Federal National Mortgage Assoc.
Federal Home Loan Mortgage Corp.	6.00%	TBA	38,000	(39,983,144)
Federal National Mortgage Assoc.	5.00%	TBA	400	(413,125)
Federal National Mortgage Assoc.	5.50%	TBA	8,600	(9,094,500)
Federal National Mortgage Assoc.	5.50%	TBA	48,600	(50,665,500)
Federal National Mortgage Assoc.	6.00%	TBA	20,300	(21,416,500)
Federal National Mortgage Assoc.	6.00%	TBA	41,000	(43,126,875)

TOTAL SECURITIES SOLD SHORT (proceeds received $164,280,824)				(164,699,644)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o)—81.3% (cost $824,991,961)				807,455,873

Other assets in excess of other liabilities(x) — 18.7%				186,442,485

NET ASSETS — 100.0%				$993,898,358

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FSB	Federal Savings Bank

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of September 30, 2009, 1 security representing $5,909,580 and 0.6% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:
Futures contracts open at September 30, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2009	Appreciation
Long Position:
197	90 Day Euro Dollar	Jun 10	$48,600,800	$48,772,275	$171,475
895	90 Day Euro Dollar	Dec 10	219,778,438	219,823,188	44,750
639	2 Year U.S. Treasury Notes	Dec 09	138,593,109	138,643,031	49,922

					$266,147	(1)

(1)	Cash of $272,442 has been segregated to cover requirements for open futures contracts at September 30, 2009.
Forward foreign currency exchange contracts outstanding at September 30, 2009:

		Notional					Unrealized
		Amount			Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)			Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 11/05/09	JPMorgan Securities	AUD	2,133		$1,856,698	$1,876,206	$19,508
Chilean Peso,
Expiring 11/19/09	Barclays Capital Group	CLP	26,039		44,888	47,581	2,693
Expiring 11/19/09	Merrill Lynch	CLP	131,806		228,196	240,844	12,648
Chinese Yuan,
Expiring 03/29/10	BT Alex Brown	CNY	16,149		2,387,108	2,364,113	(22,995)
Expiring 03/29/10	Deutsche Bank	CNY	6,872		1,019,000	1,006,051	(12,949)
Euro,
Expiring 10/08/09	Barclays Capital Group	EUR	625		895,315	914,593	19,278
Expiring 10/08/09	BNP Peregrine Prime	EUR	747		1,069,707	1,093,122	23,415
Mexican Peso,
Expiring 11/27/09	Deutsche Bank	MXN	104,437		7,302,009	7,675,306	373,297
Singapore Dollar,
Expiring 11/18/09	Barclays Captital, Inc.	SGD	31		20,944	21,652	708
Expiring 11/18/09	Barclays Captital, Inc.	SGD	—	*	74	76	2
Expiring 11/18/09	Deutsche Bank	SGD	62		42,200	43,769	1,569
Expiring 11/18/09	Deutsche Bank	SGD	42		28,950	29,977	1,027
Expiring 11/18/09	Residential Funding	SGD	42		29,221	30,126	905
Expiring 11/18/09	Royal Bank of Scotland	SGD	4		2,484	2,547	63
South African Rand,
Expiring 11/18/09	Barclays Capital Group	ZAR	10,130		1,038,304	1,335,772	297,468

					$15,965,098	$16,681,735	$716,637

		Notional
		Amount		Value at Settlement	Current	Unrealized
Sale Contracts	Counterparty	(000)		Date Receivable	Value	Appreciation
British Pound,
Expiring 10/28/09	BNP Peregrine Prime	GBP	992	$1,656,472	$1,585,161	$71,311

*	Less than 500 notional amount.

Interest rate swap agreements outstanding at September 30, 2009:

		Notional					Upfront	Unrealized
		Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Royal Bank of Scotland PLC(1)	12/16/14		$83,600	4.00%	3 month LIBOR	$4,673,930	$3,525,136	$1,148,794
UBS AG(1)	06/15/12	AUD	187,200	4.50%	3 month Australian Bank Bill rate	(2,471,979)	(671,877)	(1,800,102)

						$2,201,951	$2,853,259	$(651,308)

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2009:

		Notional			Implied Credit		Upfront	Unrealized
		Amount#			Spread at	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000) (2)	Fixed Rate	Reference Entity/Obligation	September 30, 2009(3)	Value	Paid (Received)	(Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	12/20/10	$5,500	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.716%	$17,588	$29,126	$(11,538)
Deutsche Bank AG	12/20/10	2,900	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	0.716%	10,965	14,444	(3,479)
Barclays Bank PLC	06/20/10	1,500	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.284%	42,359	(42,425)	84,784
Barclays Bank PLC	06/20/12	6,900	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.854%	575,337	113,694	461,643
Morgan Stanley Capital Services, Inc.	06/20/11	1,300	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.677%	74,840	(52,361)	127,201
Deutsche Bank AG	06/20/10	3,000	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	1.284%	(4,984)	—	(4,984)
Merrill Lynch & Co., Inc.	09/20/12	10,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	1.361%	(158,101)	—	(158,101)
Barclays Bank PLC	12/20/10	2,900	1.00%	United Mexican States, 7.50%, due 04/08/33	1.131%	(3,810)	(868)	(2,942)
Deutsche Bank AG	12/20/10	2,700	1.00%	United Mexican States, 7.50%, due 04/08/33	1.131%	(3,688)	—	(3,688)

						$550,506	$61,610	$488,896

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$72,734,312	$—
Bank Loans	—	6,691,628	—
Commerical Mortgage-Backed Securities	—	5,334,521	—
Corporate Obligations	—	395,143,650	—
Foreign Government Bonds	—	9,767,582	—
Municipal Bonds	—	5,427,532	—
Residential Mortgage-Backed Securities	—	87,246,254	5,909,580
U.S. Government Agency Mortgage-Backed Securities	—	168,175,562	—
U.S. Government Agency Obligations	—	143,596,726	—
U.S. Treasury Obligations	—	13,760,203	—
Repurchase Agreements	—	53,700,000	—
Affiliated Money Market Mutual Fund	2,892,963	—	—
Options Purchased	—	2,187,981	—
Options Written	—	(412,977)
Short Sales — U.S. Government Mortgage Backed Obligations	—	(164,699,644)	—

	$2,892,963	$798,653,330	$5,909,580
Other Financial Instruments*	266,147	625,536	—

Total	$3,159,110	$799,278,866	$5,909,580

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Residential	Other Financial
	Mortgage-Backed	Instruments
Balance as of 12/31/08	$—	$152,392
Accrued discounts/premiums	(88,311)	—
Realized gain (loss)	—	—	**
Change in unrealized appreciation (depreciation)	897,981	(152,392)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	5,099,910	—

Balance as of 9/30/09	$5,909,580	$—

**	The realized gain during the period for other financial instruments was $202,625.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2009 categorized by risk exposure:

Derivative Fair Value
at 9/30/09
Credit contracts	$488,896
Foreign exchange contracts	2,975,929
Interest rate contracts	(798,138)

Total	$2,666,687

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 103.8%

ASSET-BACKED SECURITIES — 2.2%

ACE Securities Corp., Series 2006-HE4, Class A2A	Caa2	0.306	%(c)	10/25/36	$1,467	$969,454
ACE Securities Corp., Series 2006-NC3, Class A2A	B3	0.296	%(c)	12/25/36	844	685,118
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.521	%(c)	09/25/34	1,101	775,605
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	1.443	%(c)	12/16/13	5,400	5,434,058
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	B3	0.326	%(c)	10/25/36	878	796,974
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	A3	0.336	%(c)	06/25/47	1,953	1,555,134
BNC Mortgage Loan Trust, Series 2007-2, Class A2	A1	0.346	%(c)	05/25/37	7,709	5,448,506
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A	Baa2	0.356	%(c)	03/25/37	4,953	3,725,632
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	0.356	%(c)	10/25/46	1,030	968,534
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	0.296	%(c)	12/25/46	77	75,991
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	A2	0.296	%(c)	05/25/47	1,230	1,165,972
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aa2	0.296	%(c)	05/25/37	8,091	7,856,870
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.316	%(c)	06/25/47	1,781	1,715,991
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	A2	0.326	%(c)	06/25/37	1,463	1,381,558
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Baa2	0.346	%(c)	09/25/37	5,859	5,412,248
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	A3	0.326	%(c)	10/25/47	6,115	5,509,897
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	B3	0.306	%(c)	11/25/36	1,839	1,333,313
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Aaa	0.616	%(c)	05/25/40	3,500	2,438,120
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	NR	0.487	%(c)	06/25/32	2,481	2,006,305
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	0.296	%(c)	11/25/36	2,322	2,284,503
First NLC Trust, Series 2007-1, Class A1, 144A	Ba3	0.316	%(c)	08/25/37	10,170	7,482,595
Ford Credit Auto Owner Trust, Series 2008-B, Class A2	Aaa	1.443	%(c)	12/15/10	10,261	10,274,952
Ford Credit Auto Owner Trust, Series 2009-D, Class A2	Aaa	1.21%		01/15/12	6,700	6,658,510
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Ba3	0.306	%(c)	01/25/37	1,592	1,037,716
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	B3	0.286	%(c)	08/25/36	177	111,129
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	0.536	%(c)	01/20/34	6,369	5,378,769
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V	Aaa	0.316	%(c)	03/20/36	341	337,143
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Caa2	0.296	%(c)	12/25/36	880	594,132
Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1	Aaa	0.306	%(c)	04/25/37	451	440,002
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	A2	0.296	%(c)	10/25/36	11,711	10,687,730
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2	A2	0.296	%(c)	08/25/36	154	150,056
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Baa2	0.326	%(c)	03/25/37	3,379	2,782,650
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Ba2	0.306	%(c)	03/25/47	3,800	2,607,369
Lehman XS Trust, Series 2006-16N, Class A1A	Ba1	0.326	%(c)	11/25/46	2,249	1,975,703

Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.526	%(c)	10/25/34	127	96,680
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aa2	0.306	%(c)	11/25/36	983	939,357
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa	0.296	%(c)	10/25/36	360	344,678
Morgan Stanley ABS Capital I, Series 2006-NC5, Class A2A	Aaa	0.286	%(c)	10/25/36	581	568,559
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Baa3	4.976%		05/25/35	7,383	4,788,329
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	0.558	%(c)	10/25/34	4,917	4,423,852
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A	Aaa	0.326	%(c)	10/25/36	50	49,754
Residential Asset Securities Corp., Series 2006-KS9, Class AI1	Aaa	0.316	%(c)	11/25/36	144	143,187
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Baa2	0.316	%(c)	02/25/37	4,099	3,868,290
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Ba2	0.356	%(c)	04/25/37	4,167	3,634,152
Saxon Asset Securities Trust, Series 2006-3, Class A1	Aaa	0.306	%(c)	10/25/46	161	158,040
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Caa2	0.306	%(c)	12/25/36	242	127,331
SLC Student Loan Trust, Series 2007-1, Class A1	Aaa	0.42	%(c)	02/15/15	1,503	1,503,129
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	0.494	%(c)	10/25/18	4,116	4,107,824
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Caa2	0.306	%(c)	11/25/36	477	311,256
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Baa2	0.326	%(c)	06/25/37	4,298	3,238,459
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.296	%(c)	10/25/36	3,413	3,195,001

TOTAL ASSET-BACKED SECURITIES (cost $152,590,761)						133,556,117

BANK LOANS(c) — 0.3%

Chrysler Financial, Term B	CAA-(d)	4.25%		08/03/14	19,600	18,771,900
RH Donnelley, Inc.	D(d)	6.75%		06/30/11	141	119,660
RH Donnelley, Inc., Term BI	D(d)	6.75%		06/30/11	1,219	1,036,154
RH Donnelley, Inc., Term D	BA+(d)	6.75%		06/30/11	2,210	1,877,280

TOTAL BANK LOANS (cost $22,490,980)						21,804,994

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%

Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA(d)	5.201%		12/11/38	24,597	22,816,763
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44	400	360,070
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471	%(c)	01/12/45	1,100	1,019,792
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46	3,300	2,871,997
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799	%(c)	08/10/42	200	191,934
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	800	708,971
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aaa	5.999	%(c)	08/10/45	3,000	2,479,403
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882	%(c)	02/15/51	1,100	934,655
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	600	505,769
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	AAA(d)	5.866	%(c)	09/15/45	20,000	17,650,716
Merrill Lynch / Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485	%(c)	03/12/51	2,300	1,791,018

Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	NR	0.839	%(c)	07/09/21		13,900	11,210,781
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	AAA(d)	5.364%		03/15/44		14,100	12,001,903
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49		200	171,174

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $77,173,333)							74,714,946

CORPORATE OBLIGATIONS — 25.2%

Airlines
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/13/12		2,636	16,739
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/27/12		232	1,472
United Air Lines, Inc., Pass-Through Certificates(g)(i)	NR	10.02%		03/22/14		643	176,781

							194,992

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC, Gtd. Notes	A3	7.75%		01/18/11		3,000	3,179,697
Daimler Finance North America LLC, Gtd. Notes	A3	8.00%		06/15/10		5,000	5,204,125

							8,383,822

Banking
Export Import Bank China, Unsec’d. Notes, 144A (China)	A1	4.875%		07/21/15		600	637,400

Biotechnology — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.15%		06/01/18		24,800	28,046,816

Chemicals — 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.85%		08/15/12		25,100	26,100,436

Electric — 0.5%
Ohio Power Co., Sr. Unsec’d. Notes	Baa1	0.758	%(c)	04/05/10		16,030	16,006,949
Pepco Holdings, Inc., Sr. Unsec’d. Notes	Baa3	0.986	%(c)	06/01/10		1,600	1,587,902
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A2	5.30%		05/01/18		13,500	14,449,955

							32,044,806

Financial — Bank & Trust — 6.3%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13		9,100	9,604,249
American Express Bank FSB, Sr. Unsec’d. Notes	A2	6.00%		09/13/17		500	517,224
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	0.324	%(c)	07/13/10		7,700	7,627,928
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	6.00%		09/13/17		500	517,224
American Express Co., Sr. Unsec’d. Notes	A3	6.15%		08/28/17		3,700	3,886,461
Bank of America Corp., FDIC Gtd. Notes	Aaa	2.10%		04/30/12		26,300	26,669,042
Bank of America Corp., Sub. Notes	A3	0.77	%(c)	08/15/16		1,900	1,563,647
Bank of America Corp., Unsec’d. Notes	A2	6.50%		08/01/16		28,700	30,168,034
Bank of America NA, Sub. Notes	A1	6.00%		10/15/36		1,900	1,872,473
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.00%		09/22/16		31,200	31,497,960
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.45%		09/12/12		63,200	67,915,668
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	10.179%		06/12/21		11,760	15,456,521
China Development Bank, Sr. Unsec’d. Notes (China)	A1	5.00%		10/15/15		100	107,412
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France)	Aa1	0.422	%(c)	05/28/10		7,000	6,970,607
Danske Bank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)	Aaa	2.50%		05/10/12		6,100	6,164,788
DBS Bank Ltd., Sub. Notes, 144A (Singapore)	Aa2	0.66	%(c)	05/16/17		1,000	927,500
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17		11,000	11,870,892
DnB Nor Bank ASA, Sr. Notes, 144A (Norway)	Aa3	0.58	%(c)	10/13/09		5,400	5,397,467
Fifth Third Bancorp, Sub. Notes	Baa2	8.25%		03/01/38		4,200	3,914,467
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.564	%(c)	10/21/09		4,200	4,200,025
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		05/02/36		5,100	5,525,161
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		09/15/37		3,700	4,001,998
LeasePlan Corp. NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)	Aaa	3.125%		02/10/12	EUR	9,000	13,479,744
Lloyds Banking Group PLC, Jr. Sub. Notes, 144A (United Kingdom)	B3	5.92	%(c)	09/29/49		700	399,000
Northern Rock PLC, Covered, 144A (United Kingdom)(g)	Aaa	5.625%		06/22/17		42,000	38,576,422
RBS Capital Trust I, Bank Gtd. Notes	B3	4.709	%(c)	12/29/49		3,200	1,472,000
Resona Bank Ltd., Notes, 144A (Japan)	A2	5.85	%(c)	09/29/49		900	778,500
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64	%(c)	03/29/49		10,200	4,998,000

Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	0.854	%(c)	04/08/11		9,900	9,923,958
Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)	Aaa	3.00%		12/09/11		44,200	45,503,900
Royal Bank of Scotland PLC (The), Gtd. Notes, 144A (United Kingdom)	Aa3	4.875%		08/25/14		1,300	1,319,981
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)	Aaa	0.713	%(c)	07/16/12		11,000	10,984,820
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, MTN (France)	Aaa	2.125%		05/20/12	EUR	2,500	3,688,155
State Street Capital Trust IV, Gtd. Notes	A2	1.299	%(c)	06/01/77		1,100	709,414
Wachovia Corp., Sr. Unsec’d. Notes	A1	0.639	%(c)	10/15/11		300	295,754
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	0.673	%(c)	08/01/13		1,100	1,050,990
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A1	5.50%		05/01/13		900	962,974
Wachovia Corp., Sub. Notes	A2	0.831	%(c)	10/28/15		1,000	898,397
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	0.349	%(c)	03/23/10		2,500	2,499,978
Westpac Banking Corp., Gov’t. Liquid Gtd. Notes, 144A (Australia)	Aaa	0.993	%(c)	07/16/14		6,000	5,952,756

							389,871,491

Financial Services — 13.2%
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%		04/30/13		6,500	6,918,607
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	0.311	%(c)	11/09/09		9,100	9,098,371
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	1.646	%(c)	05/27/10		300	300,616
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		6,000	6,361,644
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.25%		11/21/11		22,100	22,828,615
American General Finance Corp., Sr. Unsec’d. Notes	Baa3	5.625%		03/29/10	GBP	5,000	7,349,533
BA Covered Bond Issuer, Covered, 144A	Aa1	5.50%		06/14/12		10,250	10,548,275
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	0.65	%(c)	08/15/11		1,100	1,094,691
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	0.549	%(c)	05/18/10		18,800	18,813,649
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	0.562	%(c)	11/28/11		6,012	5,973,066
C8 Capital SPV Ltd., Notes, 144A (British Virgin Islands)	B-(d)	6.64	%(c)	12/29/49		27,700	21,359,193
Caelus Re Ltd., Notes, 144A (Cayman Islands)(g)	BB(d)	6.611	%(c)	06/07/11		3,200	3,036,584
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A(d)	0.588	%(c)	10/09/09		22,100	22,100,950
CIT Group, Inc., Sr. Unsec’d. Notes(p)	Ca	5.40%		03/07/13		3,000	1,923,528
Citibank NA, FDIC Gtd. Notes	Aaa	1.875%		05/07/12		5,700	5,737,745
Citibank NA, FDIC Gtd. Notes	Aaa	1.875%		06/04/12		2,900	2,919,172
Citigroup Capital XXI, Gtd. Notes	Baa3	8.30	%(c)	12/21/77		43,000	38,216,250
Citigroup Funding, Inc., FDIC Gtd. Notes	Aaa	2.25%		12/10/12		11,500	11,663,760
Citigroup, Inc., FDIC Gtd. Notes	Aaa	2.125%		04/30/12		5,700	5,780,672
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.579	%(c)	06/09/16		14,300	11,890,908
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.30%		10/17/12		2,400	2,476,200
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		08/27/12		5,900	6,076,841
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		23,000	23,536,498
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		10/15/14		32,000	31,953,760
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.85%		07/02/13		1,600	1,628,814
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17		3,700	3,649,147
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39		7,200	8,059,601
Citigroup, Inc., Sub. Notes	Baa1	5.625%		08/27/12		4,500	4,550,004
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36		2,100	1,802,224
Citigroup, Inc., Unsec’d. Notes	A3	8.50%		05/22/19		4,500	5,079,758
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg)	A2	6.80%		09/15/37		22,100	25,652,575
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	5.70%		01/15/10		1,100	1,099,684
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.25%		10/25/11		200	194,242
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		10/28/09		5,400	5,401,399
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		02/01/11		9,600	9,549,917
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.875%		06/15/10		760	763,330
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.625%		11/01/10		400	404,636
General Electric Capital Corp., FDIC Gtd. Notes	Aaa	2.00%		09/28/12		25,000	25,139,325
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	3.00%		12/09/11		33,500	34,671,160

General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	0.51	%(c)	08/15/11		3,400	3,315,408
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67		33,100	27,390,250
General Electric Capital Corp., Sub. Notes, 144A	Aa3	5.50	%(c)	09/15/67	EUR	33,000	37,425,369
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	Ca	6.00%		12/15/11		1,000	916,591
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.258	%(c)	01/30/17	EUR	1,050	1,357,829
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18		21,700	22,513,143
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.15%		04/01/18		7,200	7,573,774
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17		16,400	17,344,525
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	0.52	%(c)	11/16/09		4,100	4,100,697
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.375%		05/02/18	EUR	600	966,581
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%		01/15/17		5,400	5,440,144
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	0.909	%(c)	01/15/10		3,200	3,125,574
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	5.625%		09/15/10		5,000	4,771,385
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.00%		01/15/18		5,500	5,903,288
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	0.508	%(c)	05/07/10		10,000	10,003,390
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.00%		10/01/17		11,800	12,410,638
JPMorgan Chase Capital XX, Gtd. Notes	A1	6.55%		09/15/66		1,000	928,752
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.52%		12/31/11		16,490	2,762,075
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.851%		12/15/24		2,300	385,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.878%		04/03/19		2,300	385,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.907	%(c)	11/16/09		14,300	2,395,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.951	%(c)	05/25/10		5,800	971,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.005	%(c)	07/18/11		3,900	653,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.053	%(c)	11/10/09		3,500	586,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		6,200	1,092,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.20%		09/26/14		2,600	442,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18		3,300	585,750
Longpoint Re Ltd., Notes, 144A (Cayman Islands)(g)	BB+(d)	5.549	%(c)	11/08/11		3,100	3,100,000
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	0.389	%(c)	03/23/10		800	798,690
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.41	%(c)	12/04/09		4,900	4,900,093
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.544	%(c)	06/05/12		13,200	12,691,114
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.704	%(c)	07/25/11		6,900	6,715,328
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	2.709	%(c)	05/12/10		29,350	29,724,007
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05%		08/15/12		3,600	3,839,353
Morgan Stanley, FDIC Gtd. Notes	Aaa	3.25%		12/01/11		7,000	7,281,960
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	2.55	%(c)	05/14/10		13,300	13,445,741
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.25%		08/28/17		20,900	21,753,974
MUFG Capital Finance 5 Ltd., Sub. Notes (Cayman Islands)	A2	6.299	%(c)	01/29/49	GBP	900	1,157,866
Mystic Re Ltd., Notes, 144A (Cayman Islands)(g)	BB-(d)	10.361	%(c)	06/07/11		2,200	2,191,491
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	A1	6.671	%(c)	10/29/49		19,800	17,413,565
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	Aa2	0.374	%(c)	11/20/09		10,200	10,200,449
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%		08/27/12		1,600	1,369,078
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.375%		01/15/13		3,900	3,251,656
SMFG Preferred Capital Ltd., Jr. Sub. Notes (Cayman Islands)	A2	6.164	%(c)	01/29/49	GBP	7,860	10,063,493
Societe Generale, Jr. Sub. Notes (France)	A1	7.756	%(c)	05/29/49	EUR	2,600	3,538,399
Societe Generale, Jr. Sub. Notes, 144A (France)	A1	5.922	%(c)	04/29/49		18,300	13,176,000
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A (Sweden)	Aa2	1.30	%(c)	09/14/12		34,000	33,834,488

TNK-BP Finance SA, Sr. Unsec’d. Notes, 144A (Luxembourg)	Baa2	6.125%		03/20/12		1,500	1,481,250
TransCapitalInvest Ltd. For OJSC AK Transneft, Sec’d. Notes, 144A (Ireland)	Baa1	8.70%		08/07/18		2,300	2,510,450
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	1.392	%(c)	05/05/10		8,400	8,416,388
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	5.75%		04/25/18		5,100	5,182,992
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243	%(c)	05/29/49		8,100	6,091,200
UFJ Finance Aruba AEC, Bank Gtd. Notes (Aruba)	Aa3	6.75%		07/15/13		400	444,490
United Mexican States, Notes, MTN (Mexico)	Baa1	5.95%		03/19/19		2,200	2,310,000
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A	Baa1	5.875	%(c)	05/09/62		934	757,605

							808,992,727

Insurance — 1.0%
American International Group, Inc., Jr. Sub. Notes	Ba2	8.625	%(c)	05/22/68	GBP	2,500	2,177,492
American International Group, Inc., Sr. Unsec’d. Notes	A3	0.62	%(c)	10/18/11		900	792,518
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15		800	592,829
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.375%		10/18/11		5,020	4,643,977
American International Group, Inc., Sr. Unsec’d. Notes	A3	8.25%		08/15/18		6,200	5,268,958
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	0.392	%(c)	03/20/12		4,000	3,363,660
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.00%		09/20/11	EUR	6,600	9,032,069
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.95%		03/20/12		11,600	10,438,678
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		300	217,202
Monumental Global Funding Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	A1	5.50%		04/22/13		4,500	4,598,559
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.30%		04/24/13		6,300	6,463,082
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.55%		04/27/15		9,100	9,162,581
Residental Reinsurance 2007 Ltd., Notes, 144A (Cayman Islands)(g)	B(d)	10.611	%(c)	06/07/10		1,400	1,434,440

							58,186,045

Media — 0.4%
Comcast Corp., Gtd. Notes	Baa1	6.45%		03/15/37		1,600	1,694,222
Time Warner, Inc., Gtd. Notes	Baa2	0.684	%(c)	11/13/09		24,326	24,332,155

							26,026,377

Medical Supplies & Equipment — 0.1%
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	5.90%		09/15/17		2,700	3,020,992
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.45%		09/15/37		2,700	3,176,890

							6,197,882

Metals & Mining — 0.1%
Codelco, Inc., Notes, 144A (Chile)	A1	7.50%		01/15/19		4,600	5,555,590
Codelco, Inc., Unsec’d. Notes, 144A (Chile)	A1	6.15%		10/24/36		700	723,575
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.25%		01/23/17		1,200	1,284,712
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%		11/21/36		1,200	1,241,437

							8,805,314

Oil & Gas — 0.5%
Citigroup Global Markets Deutschland AG for OAO Gazprom, Sec’d. Notes (Germany)	Baa1	10.50%		10/21/09		6,400	6,416,640
El Paso Corp., Notes	Ba3	7.75%		01/15/32		4,200	3,848,032
Gaz Capital SA, Notes, 144A (Luxembourg)	Baa1	7.343%		04/11/13		1,900	2,016,470
Gaz Capital SA, Sec’d. Notes, 144A (Luxembourg)	Baa1	6.212%		11/22/16		1,100	1,056,000
Gaz Capital SA, Sr. Sec’d. Notes, 144A (Luxembourg)	Baa1	8.146%		04/11/18		7,200	7,605,360
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	Baa3	6.514%		12/15/12		6,700	7,350,590
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Ba1	5.265%		06/15/11		343	334,331

Ras Laffan Liquefied Natural Gas Co. Ltd. II, Sr. Sec’d. Notes, 144A (Qatar)	Aa2		5.298%	09/30/20		1,600	1,601,936

							30,229,359

Real Estate — 0.2%
WEA Finance LLC/WCI Finance LLC, Gtd. Notes, 144A	A2		5.70%	10/01/16		12,330	11,944,502

Retail & Merchandising — 0.5%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	A2	0.588	%(c)	07/30/10		11,800	11,816,107
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2		4.50%	07/01/15		20,000	21,537,540

							33,353,647

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	0.572	%(c)	02/05/10		3,700	3,702,819
AT&T, Inc., Sr. Unsec’d. Notes	A2		4.95%	01/15/13		1,700	1,812,540
AT&T, Inc., Sr. Unsec’d. Notes	A2		6.30%	01/15/38		1,200	1,257,172
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1		8.50%	06/15/10		11,900	12,473,508
Qwest Capital Funding, Inc., Gtd. Notes	B1		7.25%	02/15/11		153	153,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1		7.20%	11/10/26		8,950	7,473,250
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	1.12	%(c)	07/18/11		6,900	6,847,118
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3		7.25%	12/01/10		900	957,856
Verizon Virginia, Inc., Sr. Unsec’d. Notes	Baa1		7.875%	01/15/22		3,000	3,275,847
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	3.025	%(c)	05/20/11		38,700	40,036,195

							77,989,305

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2		5.65%	05/16/18		4,200	4,470,547

TOTAL CORPORATE OBLIGATIONS (cost $1,560,800,532)							1,551,475,468

FOREIGN GOVERNMENT BONDS — 0.8%

Korea Development Bank, Notes (South Korea)	A2	0.728	%(c)	04/03/10		24,700	24,436,328
Province of Ontario Canada, Debs. (Canada)	Aa1		6.50%	03/08/29	CAD	9,800	11,316,888
Republic of Brazil, Unsub. Notes (Brazil)	Baa3		8.00%	01/15/18		1,794	2,077,967
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Baa3		10.25%	01/10/28	BRL	6,400	3,468,051
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	A3		5.875%	05/30/22		800	821,000
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1		6.05%	01/11/40		4,700	4,688,250

TOTAL FOREIGN GOVERNMENT BONDS (cost $44,291,747)							46,808,484

MUNICIPAL BONDS — 1.6%

California — 0.4%
Golden State Tobacco Securitization Corp., Revenue Bond	Baa3	4.331	%(s)	06/01/37		22,700	14,974,963
State of California, General Obligation Bond	Baa1		5.00%	12/01/37		9,300	9,330,318

							24,305,281

Illinois — 0.4%
Chicago Illinois Transit Authority, Revenue Bonds	A1		6.30%	12/01/21		500	541,595
Chicago Park District Il, General Obligation Bond	Aa3		5.00%	01/01/18		5,000	5,587,200
Chicago Transit Authority, Series A, Revenue Bonds	A1		6.899%	12/01/40		6,000	6,698,880
Chicago Transit Authority, Series B, Revenue Bonds	A1		6.899%	12/01/40		5,800	6,629,980
Illinois Municipal Electric Agency, Revenue Bonds	A1		6.832%	02/01/35		4,800	5,426,544
State of Illinois, General Obligation Bond	A1		4.95%	06/01/23		570	564,380

							25,448,579

Iowa — 0.1%
Iowa State, Revenue Bonds	Aa3		6.75%	06/01/34		6,800	7,271,784

Massachusetts — 0.1%
Massachusetts State, General Obligation Bond	Aa2		5.50%	10/01/17		3,700	4,508,080

Nebraska — 0.1%
Public Power Generation Agency, Revenue Bonds	A2		7.242%	01/01/41		3,600	3,819,096

Nevada — 0.1%
County of Clark NV, General Obligation Bond	Aa1		5.00%	06/01/26		6,300	6,762,168

Truckee Meadows Water Authority, Revenue Bond, Series A	A1	5.00%		07/01/36	195	198,003

						6,960,171

New Jersey
City of Trenton, General Obligation Bond (FSA Insured)	Aa3	4.80%		04/01/14	990	1,035,174
Jersey City Municipal Utilities Authority, Revenue Bond, Series A (MBIA Insured)	Baa1	4.81%		05/15/14	1,000	906,240

						1,941,414

North Carolina — 0.1%
North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.70%		01/01/39	5,300	5,873,407

Oregon
Portland Oregon River District Urban Renewal and Redevelopment, Revenue Bond, Series B (AMBAC Insured)	A3	3.35%		06/15/10	1,020	1,030,220

Texas — 0.3%
Houston Texas, General Obligation Bond	Aa3	5.00%		03/01/20	12,440	14,437,366

Wisconsin
Wisconsin State General, Revenue Bond	Aa3	5.70%		05/01/26	510	521,225

TOTAL MUNICIPAL BONDS (cost $87,881,786)						96,116,623

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.6%

ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34	3,632	3,166,990
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Ba1	5.16	%(c)	09/25/35	5,805	4,150,742
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	4.39	%(c)	02/25/45	1,369	1,101,908
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	3.487	%(c)	05/25/35	2,343	2,203,556
Banc of America Funding Corp., Series 2006-J, Class 4A1	CCC(d)	6.093	%(c)	01/20/47	2,660	1,739,502
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33	275	260,908
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa	4.091	%(c)	07/25/34	3,765	3,331,005
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.622	%(c)	02/25/33	268	263,355
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	5.274	%(c)	02/25/33	195	187,927
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	5.117	%(c)	04/25/33	122	111,515
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aa2	5.509	%(c)	01/25/34	20	16,930
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aa2	4.616	%(c)	01/25/34	421	358,396
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	A2	4.171	%(c)	07/25/34	3,329	2,630,372
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	A1	3.915	%(c)	11/25/34	7,710	7,098,040
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	A1	4.98	%(c)	01/25/35	2,828	2,557,438
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Aa1	2.86	%(c)	03/25/35	35,685	31,878,675
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aa1	4.55	%(c)	08/25/35	45,941	40,294,883
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Aa1	3.973	%(c)	12/25/33	3,750	3,350,807
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Ba1	5.355	%(c)	05/25/35	3,334	2,242,637
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Ba1	5.49	%(c)	09/25/35	1,728	1,094,487
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aa3	0.406	%(c)	02/25/34	3,737	2,628,459
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	B2	5.636	%(c)	01/26/36	6,555	3,736,017
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa1	5.485	%(c)	12/26/46	3,613	2,263,810

Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ba2	4.648	%(c)	08/25/35	8,610	3,406,609
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.426	%(c)	05/25/47	4,058	1,814,480
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-10, Class A2	Aaa	5.75%		05/25/33	153	151,813
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Baa3	4.654	%(c)	11/25/34	5,467	4,057,452
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	A3	4.635	%(c)	02/20/35	9,831	8,621,684
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Baa3	5.25	%(c)	02/20/36	962	648,395
CS First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	Aaa	0.929	%(c)	03/25/32	72	60,363
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	831	897,485
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	262	286,740
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	230	257,049
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	72	79,054
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	146	155,999
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17	821	850,391
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	6,084	6,343,177
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	194	202,474
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.084	%(c)	05/25/35	530	541,730
Fannie Mae, Series 2006-118, Class A1	Aaa	0.306	%(c)	12/25/36	2,493	2,353,724
Fannie Mae, Series 2007-73, Class A1	Aaa	0.306	%(c)	07/25/37	9,708	8,760,573
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	2.251	%(c)	02/25/45	315	297,746
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.286	%(c)	12/25/36	9,548	8,730,068
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	AAA(d)	5.366	%(c)	08/25/35	1,711	1,416,030
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	1,694	1,826,803
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	4,815	5,209,830
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	293	312,235
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,369,860
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,315,744
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	551,197
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	959,864
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	633,029
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	11,010	10,697,288
Freddie Mac, Series 2950, Class NA	Aaa	4.25%		09/15/24	2,805	2,830,742
Freddie Mac, Series 3149, Class LF	Aaa	0.543	%(c)	05/15/36	3,276	3,238,479
Freddie Mac, Series 3335, Class BF	Aaa	0.393	%(c)	07/15/19	6,855	6,723,805
Freddie Mac, Series 3335, Class FT	Aaa	0.393	%(c)	08/15/19	15,574	15,253,025
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.326	%(c)	10/25/46	2,897	2,291,403
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B2	0.326	%(c)	01/25/47	3,523	2,812,551
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	3.895	%(c)	10/25/33	3,455	2,844,470
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aa2	3.717	%(c)	06/25/34	2,059	1,890,711
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	AAA(d)	5.237	%(c)	11/25/35	6,701	5,927,399
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Baa1	0.466	%(c)	05/19/35	802	425,876
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Baa2	5.14	%(c)	07/19/35	4,614	2,864,556
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aa1	0.336	%(c)	01/19/38	2,811	2,668,721
Indymac ARM Trust, Series 2001-H2, Class A2	Aaa	3.337	%(c)	01/25/32	24	18,145
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Baa3	4.944	%(c)	12/25/34	1,820	1,101,260
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	B3	0.336	%(c)	11/25/46	1,380	1,250,478
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Aaa	4.805	%(c)	02/25/34	2,635	2,499,457
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Aaa	5.012	%(c)	02/25/35	1,837	1,759,176
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B2	4.279	%(c)	07/25/35	7,993	7,286,122

Master Asset Backed Securities Trust, Series 2007-HE1, Class A1	Baa2	0.326	%(c)	05/25/37	2,280	2,028,290
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	3.771	%(c)	05/25/33	3,805	3,351,467
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	A3	0.456	%(c)	02/25/36	1,771	1,016,903
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Aaa	3.722	%(c)	12/25/34	566	534,638
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.246	%(c)	10/25/35	657	580,910
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Aaa	0.496	%(c)	11/25/35	3,221	2,227,055
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	0.646	%(c)	02/25/34	674	611,450
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	0.646	%(c)	02/25/19	109	103,845
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	B3	5.203	%(c)	09/25/35	6,528	4,356,869
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.95%		08/01/17	42	45,819
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	5.297	%(c)	01/25/35	6,842	5,268,753
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Ba1	5.394	%(c)	08/25/35	1,154	822,628
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	Aa1	0.346	%(c)	09/25/47	6,641	6,168,736
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	4.565	%(c)	02/25/32	74	66,480
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	A2	3.832	%(c)	01/25/34	751	585,103
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	AAA(d)	3.832	%(c)	10/25/35	2,787	1,697,260
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	A3	0.366	%(c)	09/25/46	8,938	8,554,499
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	A3	0.356	%(c)	11/25/46	3,218	3,042,666
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.536	%(c)	10/25/45	694	374,665
Washington Mutual, Inc., Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	358	323,737
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	43,518	37,515,470
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.979	%(c)	12/25/34	5,223	4,954,629
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aa3	4.94	%(c)	01/25/35	6,417	5,808,332
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	A(d)	4.948	%(c)	03/25/36	4,117	3,141,858

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $396,975,424)						346,345,683

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 23.4%

Federal Home Loan Mortgage Corp.		4.85	%(c)	11/01/35	1,871	1,953,921
Federal Home Loan Mortgage Corp.		5.00%		10/01/18-01/01/37	3,282	3,476,873
Federal Home Loan Mortgage Corp.		5.00%		TBA	128,000	131,779,968
Federal Home Loan Mortgage Corp.		5.50%		12/01/34-04/01/39	91,575	96,006,447
Federal Home Loan Mortgage Corp.		5.50%		TBA	40,000	41,725,000
Federal Home Loan Mortgage Corp.		6.00%		02/01/16-02/01/34	3,337	3,554,476
Federal Home Loan Mortgage Corp.		6.00%		TBA	156,200	164,839,734
Federal National Mortgage Assoc.		2.251	%(c)	06/01/43	2,795	2,801,805
Federal National Mortgage Assoc.		3.105	%(c)	08/01/35	4,123	4,168,142
Federal National Mortgage Assoc.		3.57	%(c)	08/01/29	118	117,346
Federal National Mortgage Assoc.		3.908	%(c)	05/01/36	7,154	7,125,693
Federal National Mortgage Assoc.		4.282	%(c)	11/01/35	2,304	2,317,205
Federal National Mortgage Assoc.		4.325	%(c)	01/01/24	1	1,357
Federal National Mortgage Assoc.		4.50%		09/01/33	167	169,690
Federal National Mortgage Assoc.		4.50%		TBA	6,100	6,315,403
Federal National Mortgage Assoc.		4.531	%(c)	01/01/28	96	96,378

Federal National Mortgage Assoc.	5.00%		03/01/14-03/01/36	59,838	62,713,614
Federal National Mortgage Assoc.	5.00%		TBA	11,000	11,532,818
Federal National Mortgage Assoc.	5.00%		TBA	15,800	16,520,875
Federal National Mortgage Assoc.	5.395	%(c)	01/01/36	1,605	1,709,914
Federal National Mortgage Assoc.	5.50%		08/01/16-01/01/39	310,368	325,706,837
Federal National Mortgage Assoc.(k)	5.50%		11/01/38	209,740	219,681,298
Federal National Mortgage Assoc.	5.50%		TBA	39,400	41,074,500
Federal National Mortgage Assoc.	6.00%		05/01/11-10/01/38	237,307	251,168,450
Federal National Mortgage Assoc.	6.00%		TBA	19,500	20,572,500
Federal National Mortgage Assoc.	6.50%		09/01/16	314	334,872
Federal National Mortgage Assoc.	6.50%		TBA	4,500	4,792,500
Federal National Mortgage Assoc.	6.50%		TBA	1,500	1,603,125
Government National Mortgage Assoc.	3.75	%(c)	01/20/32-02/20/32	1,659	1,680,675
Government National Mortgage Assoc.	4.125	%(c)	10/20/23-11/20/29	1,590	1,616,698
Government National Mortgage Assoc.	4.375	%(c)	03/20/17-05/20/30	1,463	1,496,302
Government National Mortgage Assoc.	4.625	%(c)	08/20/23-07/20/30	982	1,006,414
Government National Mortgage Assoc.	6.00%		10/15/31-10/15/38	9,106	9,635,702
Government National Mortgage Assoc.	7.00%		02/15/24	9	9,273

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $1,412,356,818)					1,439,305,805

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
Federal Home Loan Mortgage Corp., Notes	0.343	%(c)	02/01/11	370	369,561
Federal Home Loan Mortgage Corp., Notes	1.125%		06/01/11	30,300	30,459,136
Federal Home Loan Mortgage Corp., Notes	5.25%		07/18/11	2,800	3,018,271
Federal National Mortgage Assoc., Sr. Notes	3.375%		05/19/11	4,800	5,005,939
Federal National Mortgage Assoc., Notes	5.953%		06/21/27	34,200	36,363,184
Small Business Administration	4.875%		09/10/13	5,401	5,596,901
Small Business Administration	6.344%		08/01/11	859	901,295
Small Business Administration	7.449%		08/01/10	163	166,856
Small Business Administration Participation Certificates	4.43%		05/01/29	22,280	23,206,706
Small Business Administration Participation Certificates	5.13%		09/01/23	950	1,020,335
Small Business Administration Participation Certificates	5.51%		11/01/27	20,336	21,833,349
Small Business Administration Participation Certificates	5.52%		06/01/24	6,929	7,393,329

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $128,208,861)					135,334,862

U.S. TREASURY OBLIGATIONS — 41.1%

U.S. Treasury Bonds	3.50%		02/15/39	28,900	26,181,608
U.S. Treasury Bonds	4.25%		05/15/39	114,700	118,660,706
U.S. Treasury Bonds	4.375%		02/15/38	20,100	21,174,104
U.S. Treasury Bonds	4.50%		05/15/38-08/15/39	195,300	210,487,133
U.S. Treasury Bonds	4.75%		02/15/37	2,300	2,566,296
U.S. Treasury Bonds	5.375%		02/15/31	3,900	4,634,908
U.S. Treasury Notes	0.875%		12/31/10-05/31/11	38,400	38,507,384
U.S. Treasury Notes(k)	0.875%		04/30/11	1,718	1,722,697
U.S. Treasury Notes	1.00%		07/31/11-09/30/11	1,989,200	1,993,668,407
U.S. Treasury Notes	1.125%		06/30/11	47,400	47,674,019

U.S. Treasury Notes	3.00%	09/30/16	64,800	65,058,163

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,505,340,922)				2,530,335,425

	Shares
PREFERRED STOCKS — 0.2%

Automobile Manufacturers
General Motors Corp. (Class B Stock), 5.25%, CVT	68,000	249,050

Insurance — 0.2%
American International Group, Inc., 8.50%, CVT	1,100,606	12,711,999

TOTAL PREFERRED STOCKS (cost $38,001,782)		12,961,049

TOTAL LONG-TERM INVESTMENTS (cost $6,426,112,946)		6,388,759,456

SHORT-TERM INVESTMENTS — 2.3%

AFFILIATED MONEY MARKET MUTUAL FUND — 0.5%
Dryden Core Investment Fund — Taxable Money Market Series (cost $32,364,561)(w)	32,364,561	32,364,561

			Principal
			Amount
			(000)#
COMMERCIAL PAPER(n) — 0.5%

Royal Bank of Scotland Group PLC (cost $29,959,500)	0.54%	12/30/09	$30,000	29,976,339

REPURCHASE AGREEMENTS — 1.3%

JPMorgan Securities, Inc., 0.03%, dated 09/30/09, due 10/01/09 in the amount of $21,000,018 (cost $21,000,000; collateralized by $20,743,000 U.S. Treasury Note, 2.75%, maturity date 02/28/13, the value of collateral plus accrued interest was $21,587,582)			21,000	21,000,000
JPMorgan Securities, Inc., 0.03%, dated 09/30/09, due 10/01/09 in the amount of $56,500,047 (cost $56,500,000; collateralized by $57,433,300 U.S. Treasury Note, 0.875%, maturity date 02/28/11, the value of collateral plus accrued interest was $57,708,270)			56,500	56,500,000

TOTAL REPURCHASE AGREEMENTS (cost $77,500,000)				77,500,000

U.S. TREASURY OBLIGATIONS(n)

U.S. Treasury Bills	0.181%	04/10/10	268	267,742
U.S. Treasury Bills(k)	0.186%	04/10/10	2,519	2,516,771
U.S. Treasury Bills	0.189%	03/25/10	190	189,852

U.S. Treasury Bills	0.218%	02/25/10	306	305,829

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,279,839)				3,280,194

TOTAL SHORT-TERM INVESTMENTS (cost $143,103,900)				143,121,094

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.1% (cost $6,569,216,846)				6,531,880,550

		Contracts/
		Notional
		Amounts
	Counterparty	(000)#
OPTIONS WRITTEN(m)*

Call Options
10 Year U.S. Treasury Note Futures,
expiring 11/20/09, Strike Price $120.00		103,900	(649,375)
expiring 11/20/09, Strike Price $121.00		10,900	(39,172)

			(688,547)

Put Options
10 Year U.S. Treasury Note Futures, expiring 11/20/09, Strike Price $115.00		10,900	(42,578)
Interest Rate Swap Options,
expiring 11/23/09 @ 3.42%	Barclays Capital Group	122,000	(192,077)
expiring 11/23/09 @ 3.75%	Royal Bank of Scotland	4,000	(2,105)
expiring 11/23/09 @ 3.75%	BNP Peregrine Prime	66,000	(34,730)
expiring 11/23/09 @ 3.75%	Barclays Capital Group	10,000	(5,262)
expiring 11/23/09 @ 3.75%	Merrill Lynch	16,000	(8,419)
expiring 11/23/09 @ 3.75%	Morgan Stanley	30,000	(15,786)
expiring 11/23/09 @ 4.00%	Barclays Bank PLC	143,000	(190,070)
expiring 11/23/09 @ 4.00%	Citibank, N.A.	38,000	(50,508)
expiring 11/23/09 @ 4.35%	Morgan Stanley & CO., INC.	11,000	(20,444)
expiring 11/23/09 @ 4.35%	Barclays Capital Fixid, Inc.	14,800	(27,506)
expiring 11/23/09 @ 4.35%	Royal Bank of Scotland	26,200	(48,693)
expiring 11/23/09 @ 4.35%	BT Alex Brown	7,800	(14,496)
expiring 06/15/10 @ 5.00%	Royal Bank of Scotland	248,000	(774,921)
expiring 06/15/10 @ 5.00%	Deutsche Bank	17,000	(53,120)
expiring 06/15/10 @ 5.00%	Barclays Capital Fixid, Inc.	80,000	(249,974)
expiring 06/15/10 @ 5.00%	BNP Peregrine Prime	198,000	(618,687)
expiring 08/31/10 @ 5.50%	JPMorgan Chase / Royal Bank of Scotland	11,000	(37,409)
expiring 08/31/10 @ 5.50%	Barclays Bank PLC	13,000	(44,210)
expiring 08/31/10 @ 6.00%	Royal Bank of Scotland	11,000	(37,477)

			(2,468,472)

TOTAL OPTIONS WRITTEN (premiums received $11,165,388)			(3,157,019)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.1% (cost $6,558,051,458)(o)			6,528,723,531

Other liabilities in excess of other assets(x) — (6.1)%			(374,628,191)

NET ASSETS — 100.0%			$6,154,095,340

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AMBAC	American Municipal Bond Assurance Corporation

CVT	Convertible Security

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FSA	Financial Security Assurance

FSB	Federal Savings Bank

MBIA	Municipal Bond Investors Assurance Company

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

SGD	Singapore Dollar

TWD	Taiwan Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(m)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2009.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of September 30, 2009, 4 securities representing $1,892,252 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(p)	Subsequent to the period-end, the issuer has filed for bankruptcy.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at September 30, 2009:

				Value at	Unrealized
Number of		Expiration	Value at	September 30,	Appreciation
Contracts	Type	Date	Trade Date	2009	(Depreciation)(2)
Long Position:
4,087	90 Day Euro Dollar	Dec 09	$1,004,415,257	$1,017,969,525	$13,554,268
2,839	90 Day Euro Dollar	Mar 10	695,587,338	705,314,063	9,726,725
2,521	90 Day Euro Dollar	Jun 10	620,491,338	624,136,575	3,645,237
185	90 Day Euro Dollar	Sep 10	45,256,963	45,618,688	361,725
820	90 Day Euro Dollar	Dec 10	200,871,570	201,402,250	530,680
110	90 Day Euro EURIBOR	Dec 09	39,661,434	39,942,527	281,093
179	90 Day Euro EURIBOR	Mar 10	64,372,046	64,876,236	504,190
99	90 Day Sterling	Dec 09	18,825,054	19,664,487	839,433
45	90 Day Sterling	Mar 10	8,811,448	8,913,232	101,784
99	90 Day Sterling	Jun 10	19,365,709	19,516,157	150,448
99	90 Day Sterling	Sep 10	19,305,643	19,413,316	107,673
99	90 Day Sterling	Dec 10	19,238,900	19,312,452	73,552
54	90 Day Sterling	Mar 11	10,475,104	10,487,678	12,574
204	2 Year U.S. Treasury Notes	Dec 09	44,271,188	44,261,625	(9,563)
296	5 Year U.S. Treasury Notes	Dec 09	33,848,359	34,363,750	515,391
711	10 Year U.S. Treasury Notes	Dec 09	83,162,000	84,131,297	969,297
191	20 Year U.S. Treasury Bonds	Dec 09	22,747,734	23,182,625	434,891

					$31,799,398	(1)

(1)	Cash of $2,221,000, and U.S. Treasury obligations and U.S. Government Agency Mortgage-Backed Obligations with a market value of $6,446,825 have been segregated to cover requirements for open futures contracts at September 30, 2009.

(2)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2009.

Forward foreign currency exchange contracts outstanding at September 30, 2009:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 11/05/09	JPMorgan Securities	AUD	11,265	$9,805,766	$9,908,794	$103,028
Brazilian Real,
Expiring 02/02/10	Hong Kong & Shanghai Bank	BRL	5,074	2,753,000	2,801,516	48,516
Expiring 02/02/10	Royal Bank of Scotland	BRL	43,261	23,275,982	23,886,669	610,687
Canadian Dollar,
Expiring 10/29/09	Merrill Lynch	CAD	712	658,278	665,049	6,771
Chinese Yuan,
Expiring 03/29/10	Barclays Capital Group London	CNY	5,119	758,000	749,367	(8,633)
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	3,079	454,800	450,752	(4,048)
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	2,052	303,200	300,368	(2,832)
Expiring 03/29/10	JPMorgan Securities	CNY	15,697	2,322,000	2,297,933	(24,067)
Expiring 03/29/10	JPMorgan Securities	CNY	7,854	1,161,000	1,149,816	(11,184)
Expiring 03/29/10	JPMorgan Securities	CNY	5,128	758,000	750,698	(7,302)
Expiring 03/29/10	JPMorgan Securities	CNY	2,564	379,000	375,349	(3,651)
Expiring 08/25/10	Hong Kong & Shanghai Bank	CNY	5,035	740,750	738,382	(2,368)
Expiring 08/25/10	Hong Kong & Shanghai Bank	CNY	5,033	740,750	738,165	(2,585)
Expiring 08/25/10	JPMorgan Securities	CNY	55,106	8,182,000	8,081,447	(100,553)
Expiring 08/25/10	JPMorgan Securities	CNY	7,995	1,176,000	1,172,499	(3,501)
Expiring 08/25/10	JPMorgan Securities	CNY	5,034	740,750	738,273	(2,477)
Expiring 08/25/10	JPMorgan Securities	CNY	5,034	740,750	738,273	(2,477)
Expiring 08/25/10	JPMorgan Securities	CNY	1,576	232,000	231,190	(810)
Expiring 08/25/10	Morgan Stanley	CNY	15,773	2,323,000	2,313,189	(9,811)
Expiring 08/25/10	Morgan Stanley	CNY	3,358	494,000	492,421	(1,579)
Indonesian Rupiah,
Expiring 01/22/10	Barclays Capital Fixed, Inc.	IDR	13,450,400	1,376,000	1,358,901	(17,099)
Japanese Yen,
Expiring 10/20/09	BNP Peregrine Prime	JPY	15,965	172,557	177,878	5,321
Malaysian Ringgit,
Expiring 11/12/09	Banc of America Securities LLC	MYR	1,834	520,000	528,777	8,777
Expiring 11/12/09	Barclays Bank PLC	MYR	3,668	1,039,000	1,057,737	18,737
Expiring 11/12/09	Royal Bank of Scotland	MYR	1,769	501,000	510,035	9,035
Mexican Peso,
Expiring 11/27/09	Hong Kong & Shanghai Bank	MXN	18,534	1,376,000	1,362,127	(13,873)
Expiring 11/27/09	Merrill Lynch	MXN	18,520	1,376,000	1,361,045	(14,955)
New Taiwanese Dollar,
Expiring 11/16/09	Goldman Sachs & Co. (The)	TWD	33,934	1,039,000	1,064,855	25,855
Expiring 11/16/09	Hong Kong & Shanghai Bank	TWD	34,038	1,039,000	1,068,116	29,116
Singapore Dollar,
Expiring 11/18/09	Deutsche Bank	SGD	1,500	1,039,000	1,064,323	25,323
Expiring 11/18/09	Hong Kong & Shanghai Bank	SGD	751	520,000	533,061	13,061
Expiring 11/18/09	Hong Kong & Shanghai Bank	SGD	749	520,000	531,770	11,770
Expiring 11/18/09	UBS Securities	SGD	1,944	1,376,000	1,379,686	3,686
South Korean Won,
Expiring 11/18/09	Deutsche Bank	KRW	643,760	520,000	546,014	26,014
Expiring 11/18/09	JPMorgan Securities	KRW	3,205,566	2,678,000	2,718,847	40,847
Expiring 11/18/09	JPMorgan Securities	KRW	1,291,997	1,039,000	1,095,825	56,825
Expiring 11/18/09	Morgan Stanley	KRW	643,110	520,000	545,463	25,463

				$74,649,583	$75,484,610	$835,027

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
British Pound,
Expiring 10/28/09	BNP Peregrine Prime	GBP	20,053	$33,485,099	$32,043,579	$1,441,520
Expiring 10/28/09	JPMorgan Securities	GBP	4,919	8,157,111	7,860,288	296,823
Euro,
Expiring 10/08/09	Barclays Bank PLC	EUR	10,025	14,360,862	14,670,074	(309,212)
Expiring 10/08/09	BNP Peregrine Prime	EUR	11,989	17,168,295	17,544,091	(375,796)
Japanese Yen,
Expiring 10/20/09	Royal Bank of Canada	JPY	239,987	2,672,818	2,673,863	(1,045)
Expiring 10/20/09	Royal Bank of Canada	JPY	497,920	5,463,603	5,547,676	(84,073)
Expiring 10/20/09	Royal Bank of Scotland	JPY	143,874	1,577,284	1,603,001	(25,717)

				$82,885,072	$81,942,572	$942,500

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risk exposure as of September 30, 2009.
Interest rate swap agreements outstanding at September 30, 2009:

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)(2)
Barclays Bank PLC(1)	08/05/11		$27,800	3.45%	3 month LIBOR	$1,270,256	$279,360	$990,896
Barclays Bank PLC(1)	02/04/11		290,200	3.00%	3 month LIBOR	9,421,484	(1,919,687)	11,341,171
Citigroup, Inc.(1)	06/17/11		18,800	4.00%	3 month LIBOR	1,109,176	459,909	649,267
Deutsche Bank AG(1)	06/24/16		15,900	3.50%	3 month LIBOR	568,392	—	568,392
Merrill Lynch & Co.(1)	08/05/11		25,400	3.45%	3 month LIBOR	1,160,592	262,267	898,325
Merrill Lynch & Co.(1)	06/17/11		11,800	4.00%	3 month LIBOR	696,185	174,886	521,299
Morgan Stanley Capital Services, Inc.(1)	12/16/10		321,100	3.00%	3 month LIBOR	6,856,034	6,562,254	293,780
Morgan Stanley Capital Services, Inc.(1)	12/16/19		36,600	4.00%	3 month LIBOR	1,401,220	(600,510)	2,001,730
Royal Bank of Scotland PLC(1)	06/17/11		9,700	4.00%	3 month LIBOR	572,288	145,931	426,357
Royal Bank of Scotland PLC(1)	08/05/11		211,600	3.45%	3 month LIBOR	9,668,556	4,451,050	5,217,506
Royal Bank of Scotland PLC(1)	02/04/11		161,800	3.00%	3 month LIBOR	5,253,975	1,740,432	3,513,543
Royal Bank of Scotland PLC(1)	07/07/11		52,900	3.60%	3 month LIBOR	2,655,427	—	2,655,427
Royal Bank of Scotland PLC(1)	12/16/10		486,100	3.00%	3 month LIBOR	10,379,065	2,936,577	7,442,488
Royal Bank of Scotland PLC(1)	12/17/10		19,100	3.15%	3 month LIBOR	694,295	—	694,295
Deutsche Bank AG(1)	06/15/11	AUD	160,400	4.50%	3 month Australian Bank Bill rate	(1,158,019)	40,035	(1,198,054)
Deutsche Bank AG(1)	06/15/13	AUD	10,100	5.00%	6 month Australian Bank Bill rate	(245,877)	33,876	(279,753)
UBS AG(1)	09/15/12	AUD	53,500	5.00%	6 month Australian Bank Bill rate	(83,457)	—	(83,457)
Barclays Bank PLC(1)	01/04/10	BRL	17,200	11.36%	Brazilian interbank lending rate	27,314	—	27,314
Barclays Bank PLC(1)	01/02/12	BRL	2,400	10.60%	Brazilian interbank lending rate	(12,661)	—	(12,661)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,200	14.77%	Brazilian interbank lending rate	51,007	5,892	45,115
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	10.61%	Brazilian interbank lending rate	(11,356)	—	(11,356)
Merrill Lynch & Co.(1)	01/04/10	BRL	15,800	11.43%	Brazilian interbank lending rate	40,343	—	40,343
Merrill Lynch & Co.(1)	01/02/12	BRL	20,800	11.98%	Brazilian interbank lending rate	194,033	—	194,033
Merrill Lynch & Co.(1)	01/02/12	BRL	26,900	12.54%	Brazilian interbank lending rate	462,287	(107,417)	569,704
Merrill Lynch & Co.(1)	01/02/12	BRL	4,200	14.77%	Brazilian interbank lending rate	178,525	12,764	165,761
Merrill Lynch & Co.(1)	01/04/10	BRL	5,700	12.95%	Brazilian interbank lending rate	128,100	(51)	128,151
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	13,800	12.78%	Brazilian interbank lending rate	276,921	(361)	277,282
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	10,900	12.67%	Brazilian interbank lending rate	167,825	(4,093)	171,918
UBS AG(1)	01/02/12	BRL	24,000	10.58%	Brazilian interbank lending rate	(375,548)	(246,709)	(128,839)
UBS AG(1)	01/02/12	BRL	26,200	12.54%	Brazilian interbank lending rate	450,257	(8,211)	458,468
UBS AG(1)	01/04/10	BRL	10,900	12.41%	Brazilian interbank lending rate	163,695	(5,038)	168,733
BNP Paribas(1)	03/18/12	EUR	7,100	4.50%	6 month EURIBOR	986,975	(88,915)	1,075,890
Barclays Bank PLC(1)	10/15/10	EUR	5,300	2.10%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	298,776	470	298,306
BNP Paribas(1)	10/15/10	EUR	1,200	2.09%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	69,749	(7)	69,756
UBS AG(1)	10/15/10	EUR	1,200	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	75,803	—	75,803
Deutsche Bank AG(1)	03/18/14	GBP	2,800	5.00%	6 month LIBOR	363,084	1,186	361,898
HSBC Bank USA, N.A.(1)	09/17/13	GBP	9,000	5.00%	6 month LIBOR	1,133,857	26,041	1,107,816
HSBC Bank USA, N.A.(1)	09/15/13	GBP	3,700	5.10%	6 month LIBOR	488,506	(7,675)	496,181
Royal Bank of Scotland PLC(1)	03/18/14	GBP	7,000	5.25%	6 month LIBOR	1,026,230	(4,635)	1,030,865

						$56,403,314	$14,139,621	$42,263,693

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at September 30, 2009:

						Upfront	Unrealized
		Notional Amount#			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(4)	Fixed Rate	Reference Entity/Obligation	Value(3)	Paid (Received)	(Depreciation)(6)
Credit default swaps on credit indices — Sell Protection(1)
Citigroup, Inc.	06/20/12	$15,022	0.36%	Dow Jones CDX HY-8 Index	$(383,340)	$—	$(383,340)
Citigroup, Inc.	06/20/12	4,815	0.36%	Dow Jones CDX HY-8 Index	(122,225)	—	(122,225)
Citigroup, Inc.	06/20/12	4,044	0.40%	Dow Jones CDX HY-8 Index	(98,265)	—	(98,265)
Deutsche Bank AG	06/20/13	5,250	0.53%	Dow Jones CDX IG 10 5Y Index	62,201	—	62,201
Barclays Bank PLC	12/20/12	38,600	0.76%	Dow Jones CDX IG 9 5Y Index	652,000	—	652,000
Deutsche Bank AG	12/20/12	25,668	0.71%	Dow Jones CDX IG 9 5Y Index	391,158	—	391,158

					$501,529	$—	$501,529

					Implied Credit		Upfront	Unrealized
		Notional Amount#			Spread at	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(4)	Fixed Rate	Reference Entity/Obligation	September 30, 2009(5)	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Deutsche Bank AG	03/20/13	$4,200	0.85%	Berkshire Hathaway, 4.625%, due 10/15/13	1.219%	$(50,302)	$—	$(50,302)
Barclays Bank PLC	09/20/12	2,500	4.15%	Ford Motor Credit Corp., 7.00%, due 10/01/13	5.493%	(86,438)	—	(86,438)
Barclays Bank PLC	09/20/12	600	5.80%	Ford Motor Credit Corp., 7.00%, due 10/01/13	5.493%	5,985	—	5,985
Deutsche Bank AG	09/20/12	2,200	5.65%	Ford Motor Credit Corp., 7.00%, due 10/01/13	5.493%	13,036	—	13,036
UBS AG	09/20/12	3,100	6.20%	Ford Motor Credit Corp., 7.25%, due 10/25/11	5.493%	64,405	(1,602)	66,007
BNP Paribas	09/20/10	700	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.285%	(1,763)	(7,875)	6,112
Citigroup, Inc.	06/20/10	1,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.284%	28,240	(12,771)	41,011
Citigroup, Inc.	06/20/11	1,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.677%	57,569	(40,364)	97,933
Citigroup, Inc.	06/20/11	2,000	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.677%	115,138	(76,812)	191,950
Deutsche Bank AG	12/20/09	1,300	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.280%	12,767	3,734	9,033
Citigroup, Inc.	12/20/13	2,700	4.80%	General Electric Capital Corp., 5.875%, due 09/15/17	1.915%	293,619	—	293,619
Barclays Bank PLC	12/20/10	400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	1.451%	(2,417)	—	(2,417)
Barclays Bank PLC	06/20/10	1,800	0.77%	General Electric Capital Corp., 6.00%, due 06/15/12	1.284%	(6,371)	—	(6,371)
Barclays Bank PLC	09/20/10	2,100	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	1.285%	(4,876)	—	(4,876)
BNP Paribas	12/20/10	1,400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	1.451%	(8,373)	—	(8,373)
Citigroup, Inc.	12/20/10	500	1.12%	General Electric Capital Corp., 6.00%, due 06/15/12	1.451%	(1,872)	—	(1,872)
Deutsche Bank AG	09/20/11	800	1.50%	General Electric Capital Corp., 6.00%, due 06/15/12	1.752%	(4,449)	—	(4,449)
Deutsche Bank AG	12/20/10	600	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	1.451%	(3,513)	—	(3,513)
Deutsche Bank AG	09/20/10	2,100	1.07%	General Electric Capital Corp., 6.00%, due 06/15/12	1.285%	(3,828)	—	(3,828)
Merrill Lynch & Co., Inc.	12/20/09	6,900	1.08%	General Electric Capital Corp., 6.00%, due 06/15/12	1.280%	(1,269)	—	(1,269)
Barclays Bank PLC	09/20/12	2,500	3.65%	GMAC LLC, 6.875%, due 08/28/12	6.788%	(199,205)	—	(199,205)
Barclays Bank PLC	09/20/12	3,300	4.80%	GMAC LLC, 6.875%, due 08/28/12	6.788%	(164,084)	—	(164,084)
Citigroup, Inc.	09/20/12	2,500	3.72%	GMAC LLC, 6.875%, due 08/28/12	6.788%	(194,645)	—	(194,645)
Deutsche Bank AG	09/20/12	2,300	3.20%	GMAC LLC, 6.875%, due 08/28/12	6.788%	(210,257)	—	(210,257)
Deutsche Bank AG	09/20/12	1,600	4.00%	GMAC LLC, 6.875%, due 08/28/12	6.788%	(112,902)	—	(112,902)
Morgan Stanley Capital Services, Inc.	02/20/13	1,100	2.18%	JSC GAZPROM	2.728%	(16,302)	—	(16,302)
UBS AG	02/20/13	2,300	2.18%	JSC GAZPROM	2.728%	(34,086)	—	(34,086)
Deutsche Bank AG	03/20/13	10,000	2.07%	Metlife, Inc., 5.00%, due 06/15/15	2.147%	(17,414)	—	(17,414)
UBS AG	12/20/09	1,000	3.85%	Republic of Korea, 4.25%, due 06/01/13	0.710%	8,207	—	8,207
Credit Suisse International	02/20/17	1,500	1.20%	Republic of Panama, 8.875%, due 09/30/27	1.631%	(39,042)	—	(39,042)
JPMorgan Chase Bank	01/20/17	400	1.25%	Republic of Panama, 8.875%, due 09/30/27	1.627%	(8,481)	—	(8,481)
JPMorgan Chase Bank	03/20/16	100	0.92%	United Mexican States, 7.50%, due 04/08/33	1.691%	(4,364)	—	(4,364)
Deutsche Bank AG	09/20/13	100	1.00%	Wells Fargo & Company, 1.27%, due 10/28/15	0.784%	851	(2,367)	3,218

						$(576,436)	$(138,057)	$(438,379)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

		Notional Amount#			Fair	Upfront Premiums	Unrealized
Counterparty	Termination Date	(000)(4)	Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)(6)
Credit default swaps — Buy Protection (2)
Deutsche Bank AG	06/20/14	$658	5.00%	Dow Jones CDX HY-12 5Y Index	$38,842	81,638	$(42,796)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2009.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Preferred Stocks	$12,961,049	$—	$—
Asset-Backed Securities	—	133,556,117	—
Bank Loans	—	21,804,994	—
Commerical Mortgage-Backed Securities	—	74,714,946	—
Corporate Obligations	—	1,551,280,476	194,992
Foreign Government Bonds	—	46,808,484	—
Municipal Bonds	—	96,116,623	—
Residential Mortgage-Backed Securities	—	344,648,423	1,697,260
U.S. Government Agency Mortgage-Backed Securities	—	1,439,305,805	—
U.S. Government Agency Obligations	—	135,334,862	—
U.S. Treasury Obligations	—	2,533,615,619	—
Commercial Paper	—	29,976,339	—
Repurchase Agreements	—	77,500,000	—
Affiliated Money Market Mutual Fund	32,364,561	—	—
Written Options	—	(3,157,019)

	$45,325,610	$6,481,505,669	$1,892,252
Other Financial Instruments*	31,799,398	43,617,709	443,865

Total	$77,125,008	$6,525,123,378	$2,336,117

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate	Residential	Purchased	Other Financial
	Obligations	Mortgage-Backed	Options	Instruments
Balance as of 12/31/08	$303,322	$—	$1	$1,006,540
Accrued discounts/premiums	(15,670)	411	—	—
Realized gain (loss)	(77,546)	(55,753)	—	—	**
Change in unrealized appreciation (depreciation)	(15,114)	(705,691)	(1)	(562,675)
Net purchases (sales)	—	—	—	—
Transfers in and/or out of Level 3	—	2,458,293	—	—

Balance as of 9/30/09	$194,992	$1,697,260	$—	$443,865

**	The realized gain during the period for other financial instruments was $421,633.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 125.7%

COMMON STOCKS

Aerospace & Defense — 4.3%
Alliant Techsystems, Inc.*	16,400	$1,276,740
Boeing Co. (The)	8,600	465,690
DynCorp International, Inc. (Class A Stock)*	13,100	235,800
General Dynamics Corp.	24,100	1,556,860
Honeywell International, Inc.	2,700	100,305
ITT Corp.	18,700	975,205
L-3 Communications Holdings, Inc.	16,400	1,317,248
Lockheed Martin Corp.	20,600	1,608,448
Northrop Grumman Corp.	30,200	1,562,850
Raytheon Co.	35,020	1,679,909
United Technologies Corp.	3,000	182,790

		10,961,845

Agriculture — 0.3%
Archer-Daniels-Midland Co.	23,700	692,514

Airlines — 0.3%
Delta Air Lines, Inc.*	51,700	463,232
Hawaiian Holdings, Inc.*	35,500	293,230

		756,462

Apparel — 0.6%
Carter’s, Inc.*	1,000	26,700
Hanesbrands, Inc.*	69,900	1,495,860

		1,522,560

Auto Components — 0.2%
TRW Automotive Holdings Corp.*	34,100	571,175

Auto Parts & Equipment — 0.5%
AutoZone, Inc.*	2,600	380,172
Johnson Controls, Inc.	32,700	835,812

		1,215,984

Automobile Manufacturers — 0.3%
Oshkosh Corp.	22,600	699,018

Banks — 0.1%
Cardinal Financial Corp.	10,600	87,238
Community Bank System, Inc.	6,600	120,582
Dime Community Bancshares	9,500	108,585
MainSource Financial Group, Inc.	5,300	36,040

		352,445

Beverages — 3.1%
Coca-Cola Co. (The)	59,300	3,184,410
Coca-Cola Enterprises, Inc.	52,300	1,119,743
Dr. Pepper Snapple Group, Inc.*	22,700	652,625
Molson Coors Brewing Co. (Class B Stock)	3,300	160,644
PepsiCo, Inc.	46,000	2,698,360

		7,815,782

Biotechnology — 1.9%
Amgen, Inc.*	26,500	1,596,095
Biogen Idec, Inc.*	23,900	1,207,428
Celera Corp.*	35,000	218,050
Enzon Pharmaceuticals, Inc.*	38,500	317,625
Gilead Sciences, Inc.*	6,700	312,086
Immunomedics, Inc.*	9,400	51,888
Isis Pharmaceuticals, Inc.*	47,600	693,532
Meridian Bioscience, Inc.	15,900	397,659

		4,794,363

Building & Construction — 0.1%
Thor Industries, Inc.	10,100	312,595

Building Materials — 0.1%
Owens Corning*	7,900	177,355

Building Products
Lennox International, Inc.	2,100	75,852

Cable Television — 0.1%
DISH Network Corp. (Class A Stock)*	17,600	338,976

Chemicals — 1.8%
Ashland, Inc.	20,300	877,366
Celanese Corp. (Class A Stock)	16,900	422,500
E.I. du Pont de Nemours & Co.	1,800	57,852
Ecolab, Inc.	15,600	721,188
Koppers Holdings, Inc.	2,900	85,985
Lubrizol Corp. (The)	2,000	142,920
NewMarket Corp.	4,500	418,680
Praxair, Inc.	14,100	1,151,829
Terra Industries, Inc.	19,400	672,598

		4,550,918

Clothing & Apparel — 0.1%
Limited Brands, Inc.	16,500	280,335
Maidenform Brands, Inc.*	2,200	35,332
Revlon, Inc. (Class A Stock)*	7,400	35,964

		351,631

Commercial Banks — 2.4%
Bank of America Corp.	166,346	2,814,574
Bank of Hawaii Corp.	7,700	319,858
Bank of New York Mellon Corp. (The)	27,800	805,922
Capital One Financial Corp.	25,300	903,969
City Holding Co.	1,800	53,658
First Bancorp	2,300	41,515
First Communtiy Bancshares, Inc.	5,500	69,410
FNB Corp.	13,900	98,829
Marshall & Ilsley Corp.	4,100	33,087
PNC Financial Services Group, Inc.	16,400	796,876
Regions Financial Corp.	36,000	223,560

		6,161,258

Commercial Services — 2.3%
Apollo Group, Inc. (Class A Stock)*	20,600	1,517,602
Convergys Corp.*	29,500	293,230
Equifax, Inc.	39,900	1,162,686
Grand Canyon Education, Inc.*	6,200	110,546
ITT Educational Services, Inc.*	4,300	474,763
Monster Worldwide, Inc.*	6,100	106,628
Multi-Color Corp.	3,800	58,634
Service Corp. International	6,300	44,163
Universal Technical Institute, Inc.*	7,000	137,900
Watson Wyatt Worldwide, Inc. (Class A Stock)	6,700	291,852

Weight Watchers International, Inc.	4,200	115,248
Western Union Co. (The)	76,300	1,443,596

		5,756,848

Commercial Services & Supplies — 0.5%
Deluxe Corp.	9,100	155,610
Nalco Holding Co.	49,700	1,018,353
PHH Corp.*	1,400	27,776
SAIC, Inc.*	2,400	42,096
Spherion Corp.*	7,800	48,438

		1,292,273

Communication Equipment — 2.0%
Cisco Systems, Inc.*	140,800	3,314,432
QUALCOMM, Inc.	37,600	1,691,248

		5,005,680

Computer Hardware — 0.5%
Western Digital Corp.*	37,200	1,358,916

Computer Services & Software — 2.0%
Autodesk, Inc.*	6,000	142,800
infoGROUP, Inc.*	6,000	42,060
Microsoft Corp.	164,400	4,256,316
Syntel, Inc.	13,300	634,809
THQ, Inc.*	12,500	85,500

		5,161,485

Computer Software — 0.2%
Fidelity National Information Services, Inc.	20,700	528,057

Computers
Mentor Graphics Corp.*	7,000	65,170

Computers & Peripherals — 5.7%
Apple, Inc.*	27,000	5,004,990
Dell, Inc.*	57,100	871,346
EMC Corp.*	42,000	715,680
Hewlett-Packard Co.	31,760	1,499,390
International Business Machines Corp.	31,500	3,767,715
Radisys Corp.*	3,000	26,070
Red Hat, Inc.*	39,700	1,097,308
Seagate Technology (Cayman Islands)	88,600	1,347,606

		14,330,105

Conglomerates — 1.8%
General Electric Co.	272,670	4,477,241

Construction — 0.5%
McDermott International, Inc.*	51,200	1,293,824

Consumer Finance — 0.1%
Nelnet, Inc. (Class A Stock)*	4,300	53,492
World Acceptance Corp.*	10,700	269,747

		323,239

Consumer Products & Services — 3.3%
American Greetings Corp. (Class A Stock)	18,200	405,860
Avery Dennison Corp.	10,000	360,100
Colgate-Palmolive Co.	17,200	1,312,016
Kimberly-Clark Corp.	24,325	1,434,688
La-Z-Boy, Inc.	34,200	295,830
Procter & Gamble Co.	66,700	3,863,264
Scotts Miracle-Gro Co. (The) (Class A Stock)	12,700	545,465

		8,217,223

Containers & Packaging — 0.6%
AEP Industries, Inc.*	1,200	47,880
Crown Holdings, Inc.*	5,600	152,320
Pactiv Corp.*	50,000	1,302,500

		1,502,700

Distribution/Wholesale — 0.4%
W.W. Grainger, Inc.	11,500	1,027,640

Distributors — 0.1%
Core-Mark Holding Co., Inc.*	7,300	208,780

Diversified Financial Services — 2.7%
American Express Co.	26,300	891,570
Ameriprise Financial, Inc.	22,600	821,058
GFI Group, Inc.	53,500	386,805
Goldman Sachs Group, Inc. (The)	14,600	2,691,510
Interactive Brokers Group, Inc. (Class A Stock)*	15,100	300,037
Invesco Ltd. (Bermuda)	2,900	66,004
Investment Technology Group, Inc.*	6,400	178,688
Morgan Stanley	18,700	577,456
optionsXpress Holdings, Inc.	27,900	482,112
SLM Corp.*	8,700	75,864
T. Rowe Price Group, Inc.	8,300	379,310

		6,850,414

Diversified Machinery — 0.1%
Flowserve Corp.	1,200	118,248

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	121,800	3,289,818
Verizon Communications, Inc.	89,100	2,697,057

		5,986,875

Education — 0.2%
Strayer Education, Inc.	2,700	587,736

Electric — 0.5%
AAON, Inc.	6,300	126,504
Calpine Corp.*	22,600	260,352
CTS Corp.	3,800	35,340
Exelon Corp.	7,900	391,998
Public Service Enterprise Group, Inc.	17,700	556,488

		1,370,682

Electric Utilities — 0.4%
American Electric Power Co., Inc.	18,700	579,513
Pepco Holdings, Inc.	31,800	473,184

		1,052,697

Electronic Components — 2.1%
Applied Micro Circuits Corp.*	18,800	187,812
Arrow Electronics, Inc.*	4,500	126,675
Avnet, Inc.*	17,800	462,266
Dolby Laboratories, Inc. (Class A Stock)*	27,600	1,054,044
Emerson Electric Co.	19,400	777,552
Hawaiian Electric Industries, Inc.	26,600	481,992
Hubbell, Inc. (Class B Stock)	2,400	100,800

Tech Data Corp.*	32,300	1,344,003
Thomas & Betts Corp.*	22,400	673,792

		5,208,936

Electronic Components & Equipment — 0.1%
DTS, Inc.*	5,300	145,114
Universal Electronics, Inc.*	2,100	42,882

		187,996

Electronic Equipment & Instruments — 0.4%
Ingram Micro, Inc. (Class A Stock)*	61,800	1,041,330

Electronics — 1.2%
Constellation Energy Group, Inc.	40,600	1,314,222
Mettler-Toledo International, Inc.*	13,500	1,222,965
Waters Corp.*	6,400	357,504

		2,894,691

Energy Equipment
IHS, Inc. (Class A Stock)*	1,300	66,469

Energy Equipment & Services — 1.1%
Dresser-Rand Group, Inc.*	35,600	1,106,092
Helix Energy Solutions Group, Inc.*	93,700	1,403,626
Superior Energy Services, Inc.*	6,300	141,876

		2,651,594

Engineering/Construction — 1.2%
Fluor Corp.	26,000	1,322,100
Hasbro, Inc.	26,100	724,275
KBR, Inc.	22,400	521,696
URS Corp.*	12,600	549,990

		3,118,061

Entertainment & Leisure
Regal Entertainment Group (Class A Stock)	2,900	35,728

Environmental Control — 0.3%
Stericycle, Inc.*	16,000	775,200
Waste Services, Inc.*	4,500	20,790

		795,990

Farming & Agriculture
Bunge Ltd. (Bermuda)	1,500	93,915

Financial — Bank & Trust — 1.1%
U.S. Bancorp	16,960	370,746
Wells Fargo & Co.	82,101	2,313,606
Wintrust Financial Corp.	6,500	181,740

		2,866,092

Financial — Brokerage
Compass Diversified Holdings	6,900	72,243

Financial Services — 2.7%
BlackRock, Inc.	3,600	780,552
Charles Schwab Corp. (The)	7,300	139,795
Citigroup, Inc.	459,100	2,222,044
JPMorgan Chase & Co.	74,976	3,285,448
NYSE Euronext	12,000	346,680

		6,774,519

Food & Staples Retailing — 1.9%
Kroger Co. (The)	43,600	899,904
Safeway, Inc.	23,900	471,308
SUPERVALU, Inc.	16,900	254,514
Wal-Mart Stores, Inc.	53,400	2,621,406
Weis Markets, Inc.	2,800	89,460
Whole Foods Market, Inc.*	10,900	332,341

		4,668,933

Food Products — 1.7%
American Italian Pasta Co. (Class A Stock)*	5,500	149,490
Chiquita Brands International, Inc.*	16,800	271,488
ConAgra Foods, Inc.	18,900	409,752
Dean Foods Co.*	33,400	594,186
Del Monte Foods Co.	47,500	550,050
General Mills, Inc.	17,600	1,133,088
Kraft Foods, Inc. (Class A Stock)	22,100	580,567
Sara Lee Corp.	15,300	170,442
Tyson Foods, Inc. (Class A Stock)	36,200	457,206

		4,316,269

Foods — 0.3%
Campbell Soup Co.	5,300	172,886
Kellogg Co.	8,600	423,378
Sanderson Farms, Inc.	6,100	229,604

		825,868

Gas Utilities — 0.6%
Energen Corp.	5,700	245,670
ONEOK, Inc.	15,100	552,962
UGI Corp.	30,300	759,318

		1,557,950

Healthcare — Medical Products
Psychiatric Solutions, Inc.*	1,200	32,112

Healthcare Equipment & Services
Universal Health Services, Inc. (Class B Stock)	500	30,965

Healthcare Equipment & Supplies — 1.0%
Boston Scientific Corp.*	10,400	110,136
C.R. Bard, Inc.	800	62,888
Cantel Medical Corp.*	7,800	117,468
Haemonetics Corp.*	600	33,672
Intuitive Surgical, Inc.*	4,900	1,285,025
Kinetic Concepts, Inc.*	3,400	125,732
Orthofix International NV (Netherlands)*	4,900	144,011
Quidel Corp.*	12,000	194,760
ResMed, Inc.*	7,100	320,920
St. Jude Medical, Inc.*	1,300	50,713
STERIS Corp.	6,000	182,700

		2,628,025

Healthcare Products — 1.1%
Baxter International, Inc.	11,600	661,316
Bruker Corp.*	20,300	216,601
Cooper Cos., Inc. (The)	23,200	689,736
Hospira, Inc.*	23,400	1,043,640
ICU Medical, Inc.*	3,100	114,266

		2,725,559

Healthcare Providers & Services — 1.0%
American Dental Partners, Inc.*	1,900	26,600
Bio-Reference Labs, Inc.*	1,400	48,160
Health Net, Inc.*	3,600	55,440

HealthSouth Corp.*	2,000	31,280
Medco Health Solutions, Inc.*	18,400	1,017,704
Quest Diagnostics, Inc.	16,200	845,478
WellPoint, Inc.*	12,100	573,056

		2,597,718

Healthcare Services — 1.7%
Hill-Rom Holdings, Inc.	7,500	163,350
Humana, Inc.*	23,300	869,090
Laboratory Corp. of America Holdings*	3,700	243,090
Lincare Holdings, Inc.*	46,100	1,440,625
Skilled Healthcare Group, Inc.*	3,900	31,317
UnitedHealth Group, Inc.	62,700	1,570,008

		4,317,480

Hotels, Restaurants & Leisure — 1.3%
Brinker International, Inc.	13,200	207,636
Carnival Corp.	7,000	232,960
International Speedway Corp. (Class A Stock)	13,400	369,438
McDonald’s Corp.	39,300	2,242,851
Ruby Tuesday, Inc.*	22,000	185,240
Yum! Brands, Inc.	2,000	67,520

		3,305,645

Household Durables — 1.0%
Blyth, Inc.	4,700	182,031
Garmin Ltd. (Cayman Islands)	5,600	211,344
Leggett & Platt, Inc.	63,100	1,224,140
Mohawk Industries, Inc.*	7,100	338,599
Newell Rubbermaid, Inc.	3,700	58,053
Tempur-Pedic International, Inc.*	27,500	520,850

		2,535,017

Household Products — 0.4%
Church & Dwight Co., Inc.	2,100	119,154
Jarden Corp.	25,300	710,171
Tupperware Brands Corp.	1,400	55,888

		885,213

Independent Power Producers & Energy Traders — 0.4%
Mirant Corp.*	34,800	571,764
NRG Energy, Inc.*	12,300	346,737

		918,501

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	9,700	328,927

Insurance — 3.9%
Aflac, Inc.	27,390	1,170,649
Allied World Assurance Co. Holdings Ltd.	14,000	671,020
Allstate Corp. (The)	15,500	474,610
American Financial Group, Inc.	12,300	313,650
Argo Group International Holdings Ltd. (Bermuda)*	2,800	94,304
Aspen Insurance Holdings Ltd. (Bermuda)	6,400	169,408
Assurant, Inc.	15,900	509,754
AXIS Capital Holdings Ltd. (Bermuda)	11,500	347,070
Chubb Corp.	7,300	367,993
CNA Financial Corp.*	13,500	325,890
Endurance Specialty Holdings Ltd. (Bermuda)	18,800	685,636
Flagstone Reinsurance Holdings Ltd. (Bermuda)	4,700	53,016
Montpelier Re Holdings Ltd. (Bermuda)	23,500	383,520
OneBeacon Insurance Group Ltd. (Bermuda)	5,300	72,822
PartnerRe Ltd. (Bermuda)	10,700	823,258
Protective Life Corp.	16,800	359,856
Reinsurance Group of America, Inc.	600	26,760
RenaissanceRe Holdings Ltd.	3,000	164,280
StanCorp Financial Group, Inc.	12,900	520,773
Transatlantic Holdings, Inc.	3,700	185,629
Travelers Cos., Inc. (The)	21,600	1,063,368
Unum Group	35,100	752,544
White Mountains Insurance Group Ltd.	1,000	307,010

		9,842,820

Internet — 1.1%
Amazon.com, Inc.*	2,600	242,736
EarthLink, Inc.	31,800	267,438
Equinix, Inc.*	1,700	156,400
i2 Technologies, Inc.*	4,500	72,180
McAfee, Inc.*	20,900	915,211
Stamps.com, Inc.*	5,000	46,250
Symantec Corp.*	67,800	1,116,666

		2,816,881

Internet & Catalog Retail — 0.5%
PetMed Express, Inc.	24,100	454,285
priceline.com, Inc.*	4,400	729,608

		1,183,893

Internet Services — 1.8%
DealerTrack Holdings, Inc.*	14,700	277,977
F5 Networks, Inc.*	22,600	895,638
Google, Inc. (Class A Stock)*	6,400	3,173,440
IAC/InterActiveCorp*	2,000	40,380
j2 Global Communications, Inc.*	6,400	147,264
Keynote Systems, Inc.*	7,400	69,782

		4,604,481

Investment Company
Ares Capital Corp.	4,800	52,896

Investment Management — 0.2%
Janus Capital Group, Inc.	29,600	419,728

IT Services — 1.1%
DST Systems, Inc.*	11,900	533,120
Hewitt Associates, Inc. (Class A Stock)*	20,900	761,387
MasterCard, Inc. (Class A Stock)	6,800	1,374,620
RightNow Technologies, Inc.*	6,000	86,640

		2,755,767

Leisure Equipment & Products — 0.2%
Smith & Wesson Holding Corp.*	94,200	492,666

Life Science Tools & Services — 0.5%
Millipore Corp.*	9,000	632,970
Thermo Fisher Scientific, Inc.*	15,800	689,986

		1,322,956

Machinery — 0.7%
Chart Industries, Inc.*	14,900	321,691
Dover Corp.	8,900	344,964

Toro Co. (The)	27,500	1,093,675

		1,760,330

Machinery & Equipment — 0.2%
Colfax Corp.*	3,800	40,394
Smith (A.O.) Corp.	3,300	125,730
Tennant Co.	9,500	276,070

		442,194

Media — 2.6%
Cablevision Systems Corp. (Class A Stock)	7,400	175,750
CBS Corp. (Class B Stock)	11,150	134,358
Comcast Corp. (Class A Stock)	109,300	1,846,077
DIRECTV Group, Inc. (The)*	44,800	1,235,584
EchoStar Corp. (Class A Stock)*	18,500	341,510
Gannett Co., Inc.	6,900	86,319
McGraw-Hill Cos., Inc. (The)	11,600	291,624
News Corp. (Class A Stock)	21,700	260,183
Scholastic Corp.	2,800	68,152
Time Warner Cable, Inc.	17,849	769,113
Time Warner, Inc.	24,100	693,598
Walt Disney Co. (The)	12,600	345,996
Wiley, (John) & Sons, Inc. (Class A Stock)	6,600	229,548

		6,477,812

Medical Supplies & Equipment — 0.8%
Becton, Dickinson and Co.	900	62,775
ev3, Inc.*	21,700	267,127
Forest Laboratories, Inc.*	22,800	671,232
Medtronic, Inc.	23,500	864,800
Symmetry Medical, Inc.*	7,100	73,627

		1,939,561

Metals & Mining — 1.1%
Compass Minerals International, Inc.	700	43,134
Freeport-McMoRan Copper & Gold, Inc.	15,300	1,049,733
International Coal Group, Inc.*	42,900	172,887
Joy Global, Inc.	700	34,258
Newmont Mining Corp.	12,900	567,858
Walter Energy, Inc.	14,800	888,888

		2,756,758

Mining — 0.6%
Southern Copper Corp.	46,000	1,411,740

Miscellaneous Manufacturers — 0.7%
3M Co.	14,800	1,092,240
Crane Co.	6,700	172,927
Danaher Corp.	4,300	289,476
Federal Signal Corp.	11,500	82,685
Pall Corp.	2,600	83,928

		1,721,256

Multi-Line Retail — 0.3%
Dollar Tree, Inc.*	14,400	700,992

Multi-Utilities — 0.2%
Ameren Corp.	16,400	414,592
CenterPoint Energy, Inc.	8,600	106,898

		521,490

Office Electronics — 0.2%
Xerox Corp.	51,900	401,706

Oil & Gas — 0.6%
Hess Corp.	900	48,114
Murphy Oil Corp.	15,100	869,307
Sunoco, Inc.	15,100	429,595
Williams Cos., Inc.	6,200	110,794

		1,457,810

Oil & Gas Services — 0.2%
Cal Dive International, Inc.*	40,200	397,578

Oil, Gas & Consumable Fuels — 11.2%
Anadarko Petroleum Corp.	6,800	426,564
Chesapeake Energy Corp.	16,500	468,600
Chevron Corp.	63,746	4,489,631
Comstock Resources, Inc.*	4,500	180,360
ConocoPhillips	57,200	2,583,152
Devon Energy Corp.	14,600	983,018
El Paso Corp.	14,700	151,704
ENSCO International, Inc.	8,200	348,828
Exxon Mobil Corp.	118,200	8,109,702
FMC Technologies, Inc.*	26,800	1,400,032
Forest Oil Corp.*	47,900	937,403
Harvest Natural Resources, Inc.*	6,500	33,345
Marathon Oil Corp.	38,200	1,218,580
Occidental Petroleum Corp.	11,500	901,600
Oceaneering International, Inc.*	2,000	113,500
Plains Exploration & Production Co.*	33,300	921,078
Schlumberger Ltd. (Netherlands)	28,100	1,674,760
SEACOR Holdings, Inc.*	12,200	995,886
Sempra Energy	12,300	612,663
Southwestern Energy Co.*	17,200	734,096
Valero Energy Corp.	20,600	399,434
Venoco, Inc.*	14,100	162,291
Western Refining, Inc.*	37,300	240,585
XTO Energy, Inc.	5,200	214,864

		28,301,676

Paper & Forest Products — 0.3%
MeadWestvaco Corp.	27,500	613,525
Owens-Illinois, Inc.*	3,300	121,770

		735,295

Pharmaceuticals — 7.3%
Abbott Laboratories	24,100	1,192,227
Allergan, Inc.	15,300	868,428
American Medical Systems Holdings, Inc.*	17,600	297,792
Bristol-Myers Squibb Co.	99,200	2,233,984
Carefusion Corp.*	32,600	710,680
Cephalon, Inc.*	12,100	704,704
Eli Lilly & Co.	43,200	1,426,896
Endo Pharmaceuticals Holdings, Inc.*	38,000	859,940
Johnson & Johnson	52,600	3,202,814
Merck & Co., Inc.	48,000	1,518,240
Perrigo Co.	17,000	577,830
Pfizer, Inc.	155,520	2,573,856
Schering-Plough Corp.	7,000	197,750
Sciclone Pharmaceuticals, Inc.*	17,400	74,124
Valeant Pharmaceuticals International*	29,200	819,352
Watson Pharmaceuticals, Inc.*	12,200	447,008
Wyeth	14,300	694,694

		18,400,319

Pipelines — 0.6%
Spectra Energy Corp.	73,500	1,392,090

Printing & Publishing — 0.1%
RR Donnelley & Sons Co.	11,900	252,994

Real Estate — 0.2%
Chimera Investment Corp.	105,800	404,156
Forest City Enterprises, Inc. (Class A Stock)	6,800	90,916

		495,072

Real Estate Investment Trusts — 1.7%
Annaly Capital Management, Inc.	75,400	1,367,756
Brandywine Realty Trust	65,400	722,016
Cogdell Spencer, Inc.	5,200	24,960
Colonial Properties Trust	15,000	145,950
Duke Realty Corp.	6,700	80,467
Hospitality Properties Trust	32,700	666,099
Mack-Cali Realty Corp.	2,500	80,825
MFA Financial, Inc.	11,600	92,336
ProLogis	35,800	426,736
Simon Property Group, Inc.	2,494	173,158
SL Green Realty Corp.	4,900	214,865
UDR, Inc.	13,700	215,638
Weingarten Realty Investors	8,100	161,352

		4,372,158

Restaurants — 0.5%
California Pizza Kitchen, Inc.*	38,600	602,932
Panera Bread Co. (Class A Stock)*	6,700	368,500
Texas Roadhouse, Inc. (Class A Stock)*	31,900	338,778

		1,310,210

Retail — 1.4%
Advance Auto Parts, Inc.	18,200	714,896
BJ’s Restaurants, Inc.*	22,800	341,772
Chico’s FAS, Inc.*	94,100	1,223,300
Family Dollar Stores, Inc.	19,000	501,600
Kohl’s Corp.*	7,300	416,465
PetSmart, Inc.	11,600	252,300
Sally Beauty Holdings, Inc.*	24,300	172,773

		3,623,106

Retail & Merchandising — 3.5%
AnnTaylor Stores Corp.*	8,400	133,476
BJ’s Wholesale Club, Inc.*	600	21,732
Coach, Inc.	47,600	1,566,992
Foot Locker, Inc.	20,700	247,365
Guess?, Inc.	15,700	581,528
Home Depot, Inc. (The)	28,120	749,117
Lowe’s Cos., Inc.	2,900	60,726
Pantry, Inc. (The)*	9,300	145,824
Ross Stores, Inc.	27,700	1,323,229
Target Corp.	43,000	2,007,240
TJX Cos., Inc.	27,700	1,029,055
Tractor Supply Co.*	12,200	590,724
Williams-Sonoma, Inc.	24,600	497,658

		8,954,666

Retail Apparel — 0.5%
Gap, Inc. (The)	60,400	1,292,560

Road & Rail — 0.3%
Con-Way, Inc.	21,600	827,712

Schools — 0.2%
Career Education Corp.*	19,500	475,410

Semiconductor & Semiconductor Instruments — 0.1%
NVE Corp.*	6,600	350,856

Semiconductors — 3.9%
Analog Devices, Inc.	23,000	634,340
Broadcom Corp. (Class A Stock)*	26,500	813,285
Cirrus Logic, Inc.*	25,000	139,000
Cree, Inc.*	38,200	1,403,850
Diodes, Inc.*	3,900	70,551
Intel Corp.	176,980	3,463,499
LSI Corp.*	71,700	393,633
Marvell Technology Group Ltd. (Bermuda)*	43,400	702,646
Micrel, Inc.	6,000	48,900
Rovi Corp.*	4,200	141,120
Texas Instruments, Inc.	80,700	1,911,783
Zoran Corp.*	11,600	133,632

		9,856,239

Semiconductors & Semiconductor Equipment — 0.8%
Altera Corp.	19,800	406,098
Cypress Semiconductor Corp.*	7,100	73,343
Linear Technology Corp.	8,000	221,040
Silicon Laboratories, Inc.*	29,300	1,358,348

		2,058,829

Software — 2.7%
Adobe Systems, Inc.*	26,500	875,560
Automatic Data Processing, Inc.	3,800	149,340
BMC Software, Inc.*	11,700	439,101
CA, Inc.	31,900	701,481
Fiserv, Inc.*	19,000	915,800
Interactive Intelligence, Inc.*	3,900	74,529
MICROS Systems, Inc.*	12,100	365,299
MSCI, Inc. (Class A Stock)*	21,000	622,020
Novell, Inc.*	64,400	290,444
Oracle Corp.	96,700	2,015,228
Pegasystems, Inc.	7,300	252,069

		6,700,871

Specialty Retail — 0.4%
Best Buy Co., Inc.	16,700	626,584
Jos. A. Bank Clothiers, Inc.*	5,000	223,850
Sonic Automotive, Inc. (Class A Stock)	6,600	69,300

		919,734

Telecommunications — 2.1%
Acme Packet, Inc.*	26,600	266,266
CenturyTel, Inc.	37,396	1,256,506
Corning, Inc.	53,400	817,554
Frontier Communications Corp.	60,300	454,662
Harris Corp.	9,400	353,440
IPCS, Inc.*	7,800	135,720
Juniper Networks, Inc.*	23,600	637,672
Loral Space & Communications, Inc.*	1,900	52,212
Novatel Wireless, Inc.*	26,300	298,768
NTELOS Holdings Corp.	7,300	128,918
Oplink Communications, Inc.*	6,300	91,476
RF Micro Devices, Inc.*	8,500	46,155
Telephone & Data Systems, Inc.	6,000	186,060
United States Cellular Corp.*	2,900	113,303

Windstream Corp.	55,000	557,150

		5,395,862

Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	10,700	118,128
Flushing Financial Corp.	6,800	77,520
Webster Financial Corp.	20,200	251,894

		447,542

Tobacco — 1.4%
Altria Group, Inc.	51,450	916,325
Lorillard, Inc.	1,500	111,450
Philip Morris International, Inc.	27,250	1,328,165
Reynolds American, Inc.	26,800	1,193,136

		3,549,076

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc.*	15,100	241,298
MSC Industrial Direct Co., Inc. (Class A stock)	3,900	169,962

		411,260

Transportation — 2.0%
Burlington Northern Santa Fe Corp.	8,500	678,555
C.H. Robinson Worldwide, Inc.	24,900	1,437,975
CSX Corp.	22,400	937,664
FedEx Corp.	2,500	188,050
Ryder System, Inc.	13,000	507,780
Tidewater, Inc.	11,400	536,826
Union Pacific Corp.	9,900	577,665
United Parcel Service, Inc. (Class B Stock)	1,700	95,999

		4,960,514

Utilities — 1.2%
American Water Works Co., Inc.	40,900	815,546
CMS Energy Corp.	12,500	167,500
Dominion Resources, Inc.	10,100	348,450
DTE Energy Co.	3,500	122,990
Edison International	15,200	510,416
Illinois Tool Works, Inc.	10,500	448,455
PPL Corp.	23,000	697,820

		3,111,177

Utilities — Electrical Utilities — 0.1%
FPL Group, Inc.	4,700	259,581

Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.*	18,500	73,075
USA Mobility, Inc.	16,300	209,944

		283,019

TOTAL LONG-TERM INVESTMENTS (cost $300,018,464)		317,567,455

SHORT-TERM INVESTMENTS — 2.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 2.5%
Dryden Core Investment Fund — Taxable Money Market Series (cost $6,439,009)(w)	6,439,009	6,439,009

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.01%	12/17/09	$950	949,834
0.25%	12/17/09	50	49,991

TOTAL U.S. TREASURY OBLIGATIONS (cost $999,385)			999,825

TOTAL SHORT-TERM INVESTMENTS (cost $7,438,394)			7,438,834

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.6% (cost $307,456,858)			325,006,289

	Shares
SECURITIES SOLD SHORT — (28.8)%

Advertising — (0.2)%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	57,900	(405,300)

Aerospace — (0.4)%
Rockwell Collins, Inc.	22,100	(1,122,680)

Aerospace & Defense — (1.0)%
BE Aerospace, Inc.*	70,000	(1,409,800)
Goodrich Corp.	1,900	(103,246)
Precision Castparts Corp.	8,700	(886,269)

		(2,399,315)

Auto Parts & Equipment — (0.2)%
O’Reilly Automotive, Inc.*	16,500	(596,310)

Automotive Parts — (0.3)%
WABCO Holdings, Inc.	34,700	(728,700)

Beverages — (0.5)%
Central European Distribution Corp.*	35,200	(1,153,152)

Biotechnology — (0.5)%
Genzyme Corp.*	2,700	(153,171)
Life Technologies Corp.*	2,400	(111,720)
Vertex Pharmaceuticals, Inc.*	27,500	(1,042,250)

		(1,307,141)

Broadcasting — (0.2)%
Liberty Global, Inc. (Class A Stock)*	21,500	(485,255)

Building Materials — (0.4)%
USG Corp.*	65,200	(1,120,136)

Business Services — (0.5)%
FTI Consulting, Inc.*	15,500	(660,455)
Navigant Consulting, Inc.*	39,600	(534,600)

		(1,195,055)

Capital Markets — (0.5)%
Lazard Ltd. (Class A Stock)	27,600	(1,140,156)

Chemicals — (0.5)%
Intrepid Potash, Inc.	4,400	(103,796)
Monsanto Co.	1,500	(116,100)
Sensient Technologies Corp.	33,200	(921,964)

		(1,141,860)

Clothing & Apparel — (0.3)%
Polo Ralph Lauren Corp.	9,900	(758,538)

Commercial Services — (0.2)%
Quanta Services, Inc.*	22,200	(491,286)

Computer Services & Software — (0.1)%
Allscripts-Misys Healthcare Solutions, Inc.	16,400	(332,428)

Computers — (1.0)%
Cognizant Technology Solutions Corp. (Class A Stock)*	32,100	(1,240,986)
Jack Henry & Associates, Inc.	3,000	(70,410)
SRA International, Inc. (Class A Stock)*	52,100	(1,124,839)

		(2,436,235)

Computers & Peripherals — (0.2)%
NCR Corp.*	18,800	(259,816)
SanDisk Corp.*	5,400	(117,180)

		(376,996)

Diversified — (0.3)%
Matthews International Corp. (Class A Stock)	21,300	(753,594)

Electric Utilities — (0.1)%
MDU Resources Group, Inc.	9,300	(193,905)

Electronic Components & Equipment — (0.6)%
FLIR Systems, Inc.*	36,400	(1,018,108)
Molex, Inc.	29,600	(618,048)

		(1,636,156)

Electronics — (0.5)%
PerkinElmer, Inc.	4,000	(76,960)
Trimble Navigation Ltd.*	45,000	(1,075,950)

		(1,152,910)

Energy — (0.1)%
First Solar, Inc.*	1,400	(214,004)

Energy Equipment & Services — (0.5)%
Atwood Oceanics, Inc.	31,600	(1,114,532)
Baker Hughes, Inc.	1,100	(46,926)

		(1,161,458)

Engineering/Construction — (0.4)%
Aecom Technology Corp.	32,600	(884,764)

Entertainment — (0.2)%
Scientific Games Corp. (Class A Stock)*	28,800	(455,904)

Environmental Services — (0.2)%
Mine Safety Appliances Co.	17,600	(484,176)

Financial Services — (0.3)%
Greenhill & Co., Inc.	8,000	(716,640)

Gas Distribution
Vectren Corp.	2,000	(46,080)

Healthcare Products — (0.4)%
Varian Medical Systems, Inc.*	25,700	(1,082,741)

Healthcare Products & Services — (0.1)%
WellCare Health Plans, Inc.*	9,800	(241,570)

Healthcare Providers & Services — (0.3)%
Patterson Cos., Inc.*	29,900	(814,775)

Home Builders — (1.7)%
KB Home	52,900	(878,669)
Lennar Corp. (Class A Stock)	106,200	(1,513,350)
MDC Holdings, Inc.	4,700	(163,278)
Pulte Homes, Inc.	53,600	(589,064)
Shaw Group, Inc. (The)*	20,500	(657,845)
Toll Brothers, Inc.*	30,600	(597,924)

		(4,400,130)

Hotel/Resort & Entertainment Property — (0.4)%
International Game Technology	41,600	(893,568)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	15,700	(180,707)

		(1,074,275)

Hotels & Motels — (0.5)%
Starwood Hotels & Resorts Worldwide, Inc.	37,300	(1,232,019)

Insurance — (0.2)%
Arthur J. Gallagher & Co.	15,400	(375,298)
Fidelity National Financial, Inc. (Class A Stock)	15,300	(230,724)

		(606,022)

Machinery — (0.2)%
PACCAR, Inc.	13,300	(501,543)

Machinery & Equipment — (0.3)%
Caterpillar, Inc.	11,000	(564,630)
Kennametal, Inc.	5,400	(132,894)

		(697,524)

Manufacturing — (0.2)%
AptarGroup, Inc.	16,500	(616,440)

Media — (0.1)%
New York Times Co. (The) (Class A Stock)	38,700	(314,244)

Medical Products — (0.1)%
Dendreon Corp.*	12,600	(352,674)

Metals & Mining — (0.2)%
Carpenter Technology Corp.	18,100	(423,359)
Timken Co.	3,100	(72,633)

		(495,992)

Miscellaneous Manufacturers — (0.6)%
Textron, Inc.	84,600	(1,605,708)

Oil & Gas Equipment & Services — (0.5)%
Smith International, Inc.	27,400	(786,380)
TETRA Technologies, Inc.*	40,900	(396,321)

		(1,182,701)

Oil, Gas & Consumable Fuels — (3.1)%
Cabot Oil & Gas Corp.	19,100	(682,825)
Continental Resources, Inc.*	16,600	(650,222)
Denbury Resources, Inc.*	61,600	(932,008)
EQT Corp.	22,400	(954,240)
EXCO Resources, Inc.*	32,600	(609,294)
Exterran Holdings, Inc.	45,900	(1,089,666)
Massey Energy Co.	20,700	(577,323)
Nicor, Inc.	22,600	(826,934)
Petrohawk Energy Corp.	39,800	(963,558)
Quicksilver Resources, Inc.	10,200	(144,738)

SandRidge Energy, Inc.*	38,800	(502,848)

		(7,933,656)

Pharmaceuticals — (0.7)%
BioMarin Pharmaceutical, Inc.*	67,600	(1,222,208)
King Pharmaceuticals, Inc.*	55,800	(600,966)

		(1,823,174)

Real Estate Investment Trusts — (0.4)%
Digital Realty Trust, Inc.	9,900	(452,529)
Federal Realty Investment Trust	6,700	(411,179)
Ventas, Inc.	3,000	(115,500)

		(979,208)

Retail & Merchandising — (1.7)%
Abercrombie & Fitch Co. (Class A Stock)	7,800	(256,464)
American Eagle Outfitters, Inc.	70,200	(1,183,572)
Brown & Brown, Inc.	14,900	(285,484)
NBTY, Inc.*	19,300	(763,894)
Signet Jewelers Ltd. (Bermuda)	25,100	(660,883)
Tiffany & Co.	32,900	(1,267,637)

		(4,417,934)

Semiconductors — (0.7)%
MEMC Electronic Materials, Inc.*	42,800	(711,764)
Rambus, Inc.	64,500	(1,122,300)

		(1,834,064)

Semiconductors & Semiconductor Equipment — (2.2)%
Applied Materials, Inc.	60,000	(804,000)
International Rectifier Corp.*	13,300	(259,217)
Itron, Inc.*	9,900	(634,986)
KLA-Tencor Corp.	24,900	(892,914)
Lam Research Corp.*	28,400	(970,144)
Novellus Systems, Inc.	35,900	(753,182)
Varian Semiconductor Equipment Associates, Inc.*	39,200	(1,287,328)

		(5,601,771)

Software — (1.3)%
Activision Blizzard, Inc.*	74,800	(926,772)
ANSYS, Inc.*	30,300	(1,135,341)
Cerner Corp.*	16,100	(1,204,280)

		(3,266,393)

Telecommunications — (1.7)%
Ciena Corp.	86,800	(1,413,104)
Leap Wireless International, Inc.*	5,500	(107,525)
NII Holdings, Inc.*	19,200	(575,616)
Polycom, Inc.*	48,000	(1,284,000)
SBA Communications Corp. (Class A Stock)*	29,600	(800,088)

		(4,180,333)

Textiles, Apparel & Luxury Goods
Timberland Co. (Class A Stock)*	8,600	(119,712)

Thrifts & Mortgage Finance — (0.1)%
People’s United Financial, Inc.	13,100	(203,836)

Transportation — (0.9)%
Alexander & Baldwin, Inc.	8,500	(272,765)
Kansas City Southern*	54,200	(1,435,758)
UTi Worldwide, Inc. (British Virgin Islands)	9,500	(137,560)
Werner Enterprises, Inc.	22,900	(426,627)

		(2,272,710)

TOTAL SECURITIES SOLD SHORT (proceeds received 64,882,096)		(72,741,283)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.8% (cost $242,574,762)		252,265,006

Other assets in excess of other liabilities(x) — 0.2%		451,331

NET ASSETS — 100.0%		$252,716,337

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of other liabilities include net unrealized appreciation on futures contracts as follows:
Futures contracts open at September 30, 2009:

			Value at	Value at
Number of		Expiration	trade	September 30,	Unrealized
Contracts	Type	Date	Date	2009	Appreciation(1)
Long Positions:
24	S&P 500 Futures	Dec 09	$6,267,125	$6,317,400	$50,275
23	S&P Mid 400 E-mini	Dec 09	1,570,200	1,585,160	14,960

					$65,235

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices in active markets for identical securities
     Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$317,567,455	$—	$—
U.S. Treasury Obligations	—	999,825	—
Affiliated Money Market Mutual Fund	6,439,009	—	—
Common Stocks Sold Short	(72,741,283)	—	—

	$251,265,181	$999,825	$—
Other Financial Instruments*	65,235	—	—

Total	$251,330,416	$999,825	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.5%
COMMON STOCKS — 67.7%

Australia — 1.7%
AGL Energy Ltd.	20,981	$253,024
Astro Japan Property Trust, REIT	260,110	105,556
Ausdrill Ltd.	86,156	140,613
BHP Billiton Ltd.	20,270	674,695
Campbell Brothers Ltd.	1,406	36,696
Centro Retail Group, REIT	563,062	91,896
CFS Retail Property Trust, REIT	24,442	43,341
Cochlear Ltd.	2,986	175,862
Commonwealth Property Office Fund, REIT	456,208	382,343
Computershare Ltd.	10,397	102,362
CSL Ltd.	5,213	153,879
Emeco Holdings Ltd.	229,025	176,790
Iinet Ltd.	8,187	14,879
Imdex Ltd.	88,482	56,593
Incitec Pivot Ltd.	192,114	479,637
ING Office Fund, REIT	84,834	41,911
JB Hi-Fi Ltd.	14,638	256,465
Leighton Holdings Ltd.	1,961	62,574
Macquarie Airports	23,732	59,459
Macquarie CountryWide Trust, REIT	250,009	141,157
Macquarie Group Ltd.	24,462	1,268,710
Metcash Ltd.	88,703	352,142
Milton Corp. Ltd.	2,701	42,390
National Australia Bank Ltd.	9,039	245,287
Navitas Ltd.	68,150	219,445
Nomad Building Solutions Ltd.	18,766	17,714
Orchard Industrial Property Fund, REIT	5,430	8,000
Origin Energy Ltd.	54,299	781,770
Qantas Airways Ltd.	129,332	326,315
QBE Insurance Group Ltd.	20,478	434,661
Ramsay Health Care Ltd.	26,913	260,457
Service Stream Ltd.	25,814	10,134
Sonic Healthcare Ltd.	33,013	413,853
Suncorp-Metway Ltd.	69,363	543,385
Sunland Group Ltd.	94,303	68,635
Telestra Corp. Ltd.	123,687	356,811
United Group Ltd.	18,954	247,808
Washington H Soul Pattinson & Co. Ltd.	58,449	707,970
Watpac Ltd.	1,077	1,606
Wesfarmers Ltd.	20,313	474,704
Wesfarmers Ltd., PPS	7,070	165,596
West Australian Newspapers Holdings Ltd.	5,973	39,784
Westpac Banking Corp.	12,546	290,537
Woolworths Ltd.	24,570	634,013

		11,361,459

Austria — 0.3%
Mayr Melnhof Karton AG	3,461	350,830
Oesterreichische Post AG	9,296	257,104
OMV AG	4,191	169,085
Telekom Austria AG	17,120	308,649
Verbund — Oesterreichische Elektrizitaetswirtschafts AG (Class A Stock)	2,908	147,025
Vienna Insurance Group	5,971	340,771
Voestalpine AG	8,791	313,762

		1,887,226

Belgium — 0.2%
Banque Nationale de Belgique	2	9,845
Belgacom SA	11,260	438,629
Colruyt SA	401	94,241
Delhaize Group	5,384	373,766
Euronav NV	8,137	175,157
Mobistar SA	5,395	373,346
Tessenderlo Chemie NV	1,998	77,013

		1,541,997

Bermuda — 0.4%
Bunge Ltd.(a)	2,600	162,786
Cafe de Coral Holdings Ltd.	96,000	210,331
Catlin Group Ltd.	40,775	228,990
Dairy Farm International Holdings Ltd.	72,000	430,560
Endurance Specialty Holdings Ltd.	2,800	102,116
Esprit Holdings Ltd.	20,700	138,889
First Pacific Co.	170,000	113,844
Frontline Ltd.(a)	1,700	39,763
Great Eagle Holdings Ltd.	37,000	91,377
Hiscox Ltd.	16,821	92,611
Noble Group Ltd.	110,000	191,318
Ports Design Ltd.	13,000	32,475
Public Financial Holdings Ltd.	26,000	12,547
SIM Technology Group Ltd.	182,000	19,491
Texwinca Holdings Ltd.	172,000	135,824
Transport International Holdings Ltd.	31,600	90,926
Tsakos Energy Navigation Ltd.(a)	3,700	57,905
VTech Holdings Ltd.	21,000	180,870
Yue Yuen Industrial Holdings Ltd.	56,500	156,741

		2,489,364

Brazil — 0.9%
AES Tiete SA (PRFC Shares)	27,900	316,544
Banco ABC Brasil SA (PRFC Shares)	3,200	18,930
Banco Bradesco SA (PRFC Shares)	21,700	432,996
Banco Daycoval SA (PRFC Shares)	3,000	14,563
Banco do Brasil SA	13,100	232,112
Banco Sofisa SA (PRFC Shares)	8,000	28,404
Bradespar SA (PRFC Shares)	36,400	667,758
Centrais Eletricas Brasileiras SA (PRFC B Shares)	12,400	173,933
Centrais Eletricas de Santa Catarina SA (PRFC B Shares)	1,000	19,401
Cia de Bebidas das Americas (PRFC Shares), ADR	1,900	156,294
Cia de Gas de Sao Paulo (PRFC A Shares)	3,600	68,623
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	9,600	364,128
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	2,200	61,867

Cia Energetica de Minas Gerais (PRFC Shares)	2,375	35,928
Cia Energetica de Minas Gerais, ADR(a)	9,663	146,878
Cia Energetica do Ceara (PRFC A Shares)	7,100	122,555
Cia Paranaense de Energia, ADR	9,800	172,774
CPFL Energia SA	1,817	32,861
EDP — Energias do Brasil SA	8,300	136,428
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	11,000	226,507
Ferbasa-Ferro Ligas Da Bahia (PRFC Shares)	22,000	161,063
Grendene SA	13,200	62,215
Investimentos Itau SA (PRFC Shares)	77,900	471,375
Light SA	13,700	191,085
Natura Cosmeticos SA	23,500	422,485
Porto Seguro SA	13,200	134,265
Souza Cruz SA	11,864	422,164
Tele Norte Leste Participacoes SA (PRFC Shares)	3,600	67,830
Telecomunicacoes de Sao Paulo SA, ADR	7,600	194,256
Tractebel Energia SA	8,000	94,830
Vale SA, ADR	21,500	440,965
Vivo Participacoes SA, ADR	1,096	27,674

		6,119,691

Canada — 3.1%
AGF Management Ltd. (Class B Stock)	22,600	362,014
Alimentation Couche Tard, Inc. (Class B Stock)	29,600	518,377
AltaGas Income Trust	22,600	372,779
ARC Energy Trust, 144A	30,000	566,011
ATCO Ltd. (Class I Stock)	6,200	243,217
Avenir Diversified Income Trust	8,300	37,444
Bank of Nova Scotia	4,100	187,145
Baytex Energy Trust	12,400	273,329
BCE, Inc.	4,700	115,848
Bell Aliant Regional Communications Income Fund	14,700	384,302
Bonavista Energy Trust	34,202	652,319
Canadian National Railway Co.	14,200	699,356
Canadian Natural Resources Ltd.	10,200	688,797
Canadian Oil Sands Trust	3,700	106,267
Canadian Utilities Ltd. (Class A Stock)	7,400	261,884
Chemtrade Logistics Income Fund	1,900	14,907
CML Healthcare Income Fund	17,300	223,956
Crescent Point Energy Corp.	4,000	135,245
Davis & Henderson Income Fund	20,000	278,336
Empire Co. Ltd. (Class A Stock)	7,300	298,027
EnCana Corp.	18,531	1,073,107
Enerflex Systems Income Fund	14,100	131,827
Enerplus Resources Fund (XNYS)	5,500	125,895
Enerplus Resources Fund (XTSE)	28,795	658,924
Freehold Royalty Trust	2,700	40,955
GAZ Metro LP	2,400	35,440
George Weston Ltd.	2,800	145,773
Grande Cache Coal Corp.*	33,800	125,331
Harvest Energy Trust	26,000	169,262
Husky Energy, Inc.	14,600	411,006
IGM Financial, Inc.	18,000	713,847
Imperial Oil Ltd.	17,300	658,455
Industrial Alliance Insurance and Financial Services, Inc.	2,800	76,652
InnVest Real Estate Investment Trust, REIT	2,300	9,560
Keyera Facilities Income Fund	3,700	68,218
Laurentian Bank of Canada	7,900	283,121
Major Drilling Group International	7,100	144,235
Manitoba Telecom Services, Inc.	3,800	118,261
Medical Facilities Corp.	2,100	16,456
Metro, Inc. (Class A Stock)	3,100	101,311
NAL Oil & Gas Trust	41,000	486,340
National Bank of Canada	19,600	1,089,977
Noranda Income Fund	3,600	8,473
North West Co. Fund	2,900	47,211
Northland Power Income Fund	7,100	69,631
Paramount Energy Trust	23,200	114,846
Parkland Income Fund	10,900	99,771
Pengrowth Energy Trust	39,500	418,003
Potash Corp. of Saskatchewan, Inc.	1,600	134,543
Power Corp. of Canada	5,600	153,148
Power Financial Corp.	4,400	126,783
Ritchie Bros. Auctioneers, Inc.	4,900	121,281
Rogers Communications, Inc. (Class B Stock)	16,500	465,881
Royal Bank of Canada	9,100	489,147
Shaw Communications, Inc. (Class B Stock)	9,800	177,391
Shoppers Drug Mart Corp.	19,600	804,394
Sierra Wireless, Inc.*	2,500	24,961
Talisman Energy, Inc.	39,850	693,416
Teck Resources Ltd. (Class B Stock)*(a)	2,300	63,411
Tim Hortons, Inc.	4,300	121,690
TMX Group, Inc.	29,000	972,671
Toromont Industries Ltd.	4,300	92,374
Toronto-Dominion Bank (The)	13,900	899,057
TransCanada Corp.	2,700	84,154
Trilogy Energy Trust	28,400	198,039
Vermilion Energy Trust	18,972	524,160
Wajax Income Fund	6,800	112,227
Zargon Energy Trust	7,000	118,012

		20,238,188

Cayman Islands — 0.3%
Bosideng International Holdings Ltd.	344,000	55,484
Hengan International Group Co. Ltd.	60,000	362,707
Ju Teng International Holdings Ltd.	306,000	260,197
Kingboard Chemical Holdings Ltd.	30,500	115,899
Norstar Founders Group Ltd.*	84,000	7,912
Pico Far East Holdings Ltd.	226,000	32,660
Shenzhou International Group Holdings Ltd.	268,000	269,036

Tencent Holdings Ltd.	43,500	707,783

		1,811,678

Chile — 0.1%
Almendral SA	462,656	44,435
Banco de Credito e Inversiones	1,655	48,146
Banco Santander Chile	898,851	49,705
Cia Cervecerias Unidas SA	4,987	34,018
Cia Cervecerias Unidas SA, ADR(a)	900	30,906
CorpBanca SA	7,622,622	50,055
Embotelladora Andina SA (PRFC B Shares)	22,993	67,839
Empresa Nacional de Telecomunicaciones SA	6,255	81,352
Enersis SA	234,994	85,961
Enersis SA, ADR	500	9,225
Inversiones Aguas Metropolitanas SA	68,999	80,326
Madeco SA	413,268	27,288

		609,256

China — 0.3%
Bank of China Ltd. (Class H Stock)	1,326,000	698,070
China Construction Bank (Class H Stock)	381,000	304,306
China Oilfield Services Ltd. (Class H Stock)	120,000	111,948
Great Wall Technology Co. Ltd. (Class H Stock)	82,000	23,489
Lingbao Gold Co. Ltd. (Class H Stock)*	108,000	39,716
Tsingtao Brewery Co. Ltd. (Class H Stock)	116,000	438,552
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	142,000	204,845
Zhejiang Expressway Co. Ltd. (Class H Stock)	78,000	68,338

		1,889,264

Czech Republic — 0.1%
CEZ A/S	1,463	78,028
Komercni Banka A/S	962	191,845
Telefonica O2 Czech Republic A/S	14,298	353,931

		623,804

Denmark — 0.4%
Auriga Industries (Class B Stock)	1,500	27,570
Coloplast A/S (Class B Stock)	3,461	289,491
D/S Norden	6,910	260,803
H. Lundbeck A/S	11,030	228,750
Novo Nordisk A/S (Class B Stock)	17,697	1,108,009
Novozymes A/S (Class B Stock)	850	79,995
Torm A/S	10,356	103,824
William Demant Holding*	3,156	234,511

		2,332,953

Finland — 0.4%
Elisa Oyj	17,637	361,845
Kesko Oyj (Class B Stock)	5,402	181,026
Konecranes Oyj	15,206	433,465
Neste Oil Oyj	4,311	79,614
Nokia Oyj	2,428	35,708
Orion Oyj (Class B Stock)	22,705	418,642
Pohjola Bank PLC	16,141	184,236
Poyry Oyj	1,312	23,788
Sampo Oyj (Class A Stock)	27,577	694,510
Wartsila Oyj	4,735	189,716

		2,602,550

France — 2.2%
ABC Arbitrage	12,829	126,345
Affine SA, REIT	503	13,102
Air Liquide SA	4,180	475,584
AXA SA	19,647	531,886
BioMerieux SA	4,874	535,715
BNP Paribas	988	78,941
Bouygues SA	2,287	116,298
Carrefour SA	11,700	530,760
Casino Guichard Perrachon SA	6,988	554,246
Cegid Group	897	21,133
Christian Dior SA	1,090	107,667
Cie de Saint-Gobain	2,101	108,992
Ciments Francais SA	1,089	122,308
CNP Assurances SA	2,514	256,160
Credit Agricole SA	27,627	577,314
Dassault Systemes SA	1,992	111,033
Derichebourg SA	29,022	161,682
Essilor International SA	16,506	940,684
France Telecom SA	28,635	762,849
GL Events	651	15,033
Hermes International	4,708	694,805
ICADE, REIT	730	78,196
Iliad SA	597	67,269
Ipsen SA	5,544	303,664
L’Oreal SA	4,082	405,894
LVMH Moet Hennessy Louis Vuitton SA	3,600	362,076
Neopost SA	558	50,079
Nexity	9,156	364,908
Parrot SA*	1,430	18,729
PPR	2,953	378,502
Publicis Groupe SA	5,244	210,340
Rallye SA	2,862	101,751
SA des Ciments Vicat	10,299	788,672
Sanofi-Aventis SA	2,305	169,158
Schneider Electric SA	4,563	462,470
SCOR SE	39,963	1,092,409
Societe de la Tour Eiffel, REIT	461	31,025
Societe des Autoroutes Paris-Rhin-Rhone	1,449	110,409
Sopra Group SA	978	64,588
Sword Group	505	16,627
Technip SA	5,174	330,492
Total SA	4,702	279,391
Vallourec SA	5,035	853,215
Vinci SA	16,562	936,969
Vivendi	7,001	216,630

		14,536,000

Gabon
Total Gabon	227	75,415

Germany — 0.8%
Allianz SE	4,633	578,786
Aurubis AG	10,335	430,726
BASF SE	3,098	164,157
Bayer AG	2,545	176,343
Bilfinger Berger AG	1,390	96,191
Demag Cranes AG	2,724	97,821

Deutsche Lufthansa AG	16,324	289,282
Deutsche Telekom AG	23,996	327,620
Dyckerhoff AG (PRFC Shares)	462	28,801
EnBW Energie Baden-Wuerttemberg AG	207	12,238
Fuchs Petrolub AG (PRFC Shares)	365	26,674
Generali Deutschland Holding AG	1,158	108,961
Gildemeister AG	8,681	122,372
HeidelbergCement AG	415	26,867
Homag Group AG	1,754	22,844
Indus Holding AG	2,264	38,531
Jungheinrich AG (PRFC Shares)	3,720	74,796
K+S AG	5,238	285,830
Lanxess AG	4,063	140,019
MAN SE	1,131	93,345
MTU Aero Engines Holding AG	8,392	397,397
Muenchener Rueckversicherungs AG	3,591	572,943
Rational AG	835	116,924
RWE AG	2,504	232,570
SAP AG	11,396	554,991
Sixt AG	1,553	46,952
Takkt AG	2,718	34,245
Wacker Chemie AG	736	114,801
Wincor Nixdorf AG	4,237	272,873

		5,485,900

Greece — 0.2%
Hellenic Petroleum SA	7,311	83,021
Hellenic Telecommunications Organization SA	18,112	299,499
Jumbo SA	16,502	217,335
Motor Oil Hellas Corinth Refineries SA	4,430	71,828
OPAP SA	21,819	562,589

		1,234,272

Guernsey — 0.2%
Gottex Fund Management Holdings Ltd.	3,874	38,878
HSBC Infrastructure Co. Ltd., ETF	609,349	1,107,252

		1,146,130

Hong Kong — 0.6%
Champion REIT	65,000	27,090
China Mobile Ltd.	93,000	907,194
China Pharmaceutical Group Ltd.	352,000	198,027
Citic 1616 Holdings Ltd.	153,000	40,668
CNOOC Ltd.	862,000	1,158,966
GZ1 Real Estate Investment Trust	68,000	25,006
Hang Seng Bank Ltd.	40,300	580,836
Hong Kong Aircraft Engineerg Co. Ltd.	31,200	372,787
Hopewell Holdings Ltd.	158,500	497,994
Hysan Development Co. Ltd.	48,000	120,154
Kowloon Development Co. Ltd.	67,000	68,297
New World Development Ltd.	56,000	120,526
Silver Grant International	196,000	32,624
Television Broadcasts Ltd.	17,000	73,264

		4,223,433

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	88,257	385,990

India — 0.1%
Infosys Technologies Ltd., ADR(a)	14,300	693,407

Indonesia — 0.3%
Astra International Tbk PT	89,000	307,103
Bank Bukopin Tbk PT	1,023,000	44,455
Bank Central Asia Tbk PT	727,000	347,892
Kalbe Farma Tbk PT	855,500	117,725
Medco Energi Internasional Tbk PT	573,000	171,930
Tambang Batubara Bukit Asam Tbk PT	204,000	297,610
Unilever Indonesia Tbk PT	200,500	221,971
United Tractors Tbk PT	91,500	147,688

		1,656,374

Ireland — 0.2%
Accenture PLC (Class A Stock)	25,600	954,112
Cooper Industries PLC (Class A Stock)(a)	3,100	116,467
Covidien PLC	3,700	160,062
CRH PLC	2,127	59,076
Paddy Power PLC	10,588	321,501
Total Produce PLC	67,493	33,581

		1,644,799

Israel — 0.3%
Bezeq Israeli Telecommunication Corp. Ltd.	305,755	657,538
Cellcom Israel Ltd.	12,523	374,709
Gazit Globe Ltd.	5,566	48,766
Israel Chemicals Ltd.	15,468	177,000
Israel Corp. Ltd., (The)*	208	125,358
Israel Discount Bank Ltd. (Class A Stock)	67,917	128,206
Osem Investment Ltd.	2,641	33,657
Partner Communications Co. Ltd.	10,578	199,961
Partner Communications Co. Ltd., ADR	6,300	118,566

		1,863,761

Italy — 0.7%
ACEA SpA	10,430	136,526
Alleanza Assicurazioni SpA	77,214	696,594
Ansaldo STS SpA	15,778	323,013
Banca Monte dei Paschi di Siena SpA	92,327	197,527
Banca Popolare dell’Emilia Romagna Scrl	25,791	384,963
Buzzi Unicem SpA	8,944	154,442
Enel SpA	47,512	301,574
ENI SpA	10,476	261,839
ERG SpA	6,628	100,871
Esprinet SpA	5,721	61,198
Fondiaria SAI SpA	5,675	119,336
Geox SpA	5,516	47,745
Italcementi SpA	7,072	108,870

MARR SpA	1,023	9,237
Mediaset SpA	22,053	154,257
Mediobanca SpA	30,463	416,355
Piccolo Credito Valtellinese Scarl	10,202	105,176
Recordati SpA	84,021	594,477
Telecom Italia SpA	197,408	346,365
Tod’s SpA	928	63,418
UniCredit SpA*	21,941	85,727

		4,669,510

Japan — 4.4%
Aeon Co. Ltd.	13,900	133,015
Aeon Credit Service Co. Ltd.	50,500	508,572
Aichi Corp.	6,900	34,975
Air Water, Inc.	26,000	299,493
Alconix Corp.	700	36,885
Alpen Co. Ltd.	5,200	94,830
AOC Holdings, Inc.	14,000	88,899
Arcs Co. Ltd.	8,300	132,593
Astellas Pharma, Inc.	26,000	1,068,791
Canon Finetech, Inc.	1,600	20,765
Canon, Inc.	8,300	335,643
Chori Co. Ltd.	16,000	17,290
Chubu Shiryo Co. Ltd.	1,000	8,689
Chubu Steel Plate Co. Ltd.	4,700	36,232
Chuo Denki Kogyo Co. Ltd.	4,000	31,906
Circle K Sunkus Co. Ltd.	14,000	211,330
Cosmo Oil Co. Ltd.	25,000	69,626
Cosmos Pharmaceutical Corp.	7,500	197,182
Create SD Holdings Co. Ltd.	500	11,530
Crescendo Investment Corp., REIT	14	21,429
Daifuku Co. Ltd.	25,500	170,729
Daiichikosho Co. Ltd.	3,300	42,461
Daishi Bank Ltd. (The)	17,000	68,746
Daito Trust Construction Co. Ltd.	2,800	122,275
Daiwa Industries Ltd.	5,000	28,853
Duskin Co. Ltd.	12,200	229,281
Eisai Co. Ltd.	12,800	481,970
Excel Co. Ltd.	2,400	30,346
FamilyMart Co. Ltd.	13,700	441,074
Fuji Electronics Co. Ltd.	3,500	30,179
Fujitsu Ltd.	81,000	529,683
Furusato Industries Ltd.	700	5,311
Fuyo General Lease Co. Ltd.	1,200	27,004
Hankyu Reit, Inc., REIT	7	32,752
Hisamitsu Pharmaceutical Co., Inc.	8,600	348,733
Hitachi Capital Corp.	23,900	293,408
Hitachi Information Systems Ltd.	5,400	174,155
Hitachi Systems & Services Ltd.	1,200	28,608
Hokuhoku Financial Group, Inc.	81,000	189,495
Hosiden Corp.	9,400	127,442
Inaba Denki Sangyo Co. Ltd.	1,100	26,347
INPEX Corp.	78	665,605
ITC Networks Corp.	18	39,102
ITOCHU Corp.	29,000	192,224
Itochu Enex Co. Ltd.	24,100	140,414
Japan Office Investment Corp., REIT	15	17,295
Japan Prime Realty Investment Corp., REIT	77	187,171
Japan Real Estate Investment Corp., REIT	11	89,946
Japan Retail Fund Investment Corp., REIT	13	70,529
Japan Tobacco, Inc.	63	216,164
JFE Holdings, Inc.	2,800	96,073
JFE Shoji Holdings, Inc.	33,000	120,581
Kagoshima Bank Ltd. (The)	8,000	63,633
Kamigumi Co. Ltd.	59,000	481,780
Kanamoto Co. Ltd.	4,000	18,537
Kanematsu Electronics Ltd.	1,000	10,115
Kansai Paint Co. Ltd.	8,000	62,385
Kao Corp.	11,000	272,044
Kato Sangyo Co. Ltd.	4,000	68,534
Kawasumi Laboratories, Inc.	4,000	28,920
KDDI Corp.	158	890,637
Kenedix Realty Investment Corp., REIT	19	71,331
Keyence Corp.	1,400	299,137
Kirindo Co. Ltd.	3,200	16,790
Konica Minolta Holdings, Inc.	7,000	66,362
Lawson, Inc.	11,300	524,937
Marubeni Corp.	30,000	151,395
Matsumotokiyoshi Holdings Co. Ltd.	2,400	59,890
Meisei Industrial Co. Ltd.	9,000	21,857
MID Reit, Inc., REIT	40	89,745
Ministop Co. Ltd.	2,100	33,220
Miraca Holdings, Inc.	19,500	636,495
Mitsubishi Corp.	2,700	54,623
Mitsui & Co. Ltd.	13,000	170,022
Mitsui O.S.K. Lines Ltd.	26,000	154,091
Miura Co. Ltd.	10,600	299,939
Mochida Pharmaceutical Co. Ltd.	34,000	359,828
Money Partners Group Co. Ltd.	144	68,900
Namura Shipbuilding Co. Ltd.	4,700	28,326
NEC Fielding Ltd.	4,000	62,430
NEC Mobiling Ltd.	2,100	56,264
NEC Networks & System Integration Corp.	3,300	44,961
Nihon Unisys Ltd.	10,000	90,013
Nintendo Co. Ltd.	2,500	640,561
Nippon Building Fund, Inc., REIT	21	187,389
Nippon Commercial Investment Corp., REIT	62	115,553
Nippon Mining Holdings, Inc.	8,000	39,392
Nippon Oil Corp.	18,000	101,064
Nippon Residential Investment Corp., REIT	23	59,137
Nippon Telegraph & Telephone Corp.	10,600	491,238
Nippon Yusen Kabushiki Kaisha	30,000	115,969
Nisshin Seifun Group, Inc.	20,000	279,842
Nitori Co. Ltd.	2,250	191,751
Nomura Real Estate Office Fund, Inc., REIT	80	532,056
NS Solutions Corp.	7,500	137,442
NTT Data Corp.	173	554,278
NTT DoCoMo, Inc.	591	944,125
Okabe Co. Ltd.	6,500	24,620
Okinawa Cellular Telephone Co.	8	15,988
Ono Pharmaceutical Co. Ltd.	4,800	249,719
Oracle Corp. Japan	5,200	231,716
Orix JREIT, Inc., REIT	32	165,766
Osaka Gas Co. Ltd.	104,000	364,953
Osaka Steel Co. Ltd.	5,300	92,934
Otsuka Corp.	6,300	376,884

Pacific Golf Group International Holdings KK	150	104,941
Pal Co. Ltd.	1,600	32,886
Point, Inc.	3,150	208,444
Premier Investment Corp., REIT	9	37,398
Ricoh Co. Ltd.	20,000	291,428
Right On Co. Ltd.	2,800	27,449
Rohto Pharmaceutical Co. Ltd.	3,000	40,940
Roland Corp.	2,200	25,048
Ryoden Trading Co. Ltd.	3,000	19,351
Ryohin Keikaku Co. Ltd.	4,900	253,829
Ryosan Co. Ltd.	1,800	46,321
Ryoshoku Ltd.	600	15,340
San-In Godo Bank Ltd. (The)	29,000	247,145
Sanoyas Hishino Meisho Corp.	7,200	24,865
Sanshin Electronics Co. Ltd.	1,500	12,082
Santen Pharmaceutical Co. Ltd.	6,900	253,662
Sekisui House Ltd.	36,000	324,848
Sekisui Jushi Corp.	1,000	8,778
Seven & I Holdings Co. Ltd.	28,800	689,801
Seven Bank Ltd.	89	220,108
Shimamura Co. Ltd.	5,000	490,726
Shin-Etsu Chemical Co. Ltd.	10,500	645,686
Shinsho Corp.	11,000	19,239
Showa Sangyo Co. Ltd.	3,000	9,959
Siix Corp.	3,900	32,542
SRI Sports Ltd.	34	33,331
Sumikin Bussan Corp.	11,000	24,999
Sumitomo Corp.	46,300	477,107
Sundrug Co. Ltd.	8,100	219,273
Sysmex Corp.	2,300	99,415
Takeda Pharmaceutical Co. Ltd.	26,300	1,095,772
Teikoku Piston Ring Co. Ltd.	3,600	17,085
Terumo Corp.	7,000	385,228
Token Corp.	620	20,168
TonenGeneral Sekiyu K.K.	93,000	908,606
Toppan Forms Co. Ltd.	28,200	387,037
Toyo Suisan Kaisha Ltd.	7,000	189,495
Toyota Tsusho Corp.	8,900	134,246
Trend Micro, Inc.	5,500	205,258
Unicharm Corp.	2,000	189,829
Unicharm Petcare Corp.	2,500	93,021
Unipres Corp.	1,900	26,987
USS Co. Ltd.	3,430	204,428
Valor Co. Ltd.	12,800	116,642
Yahoo! Japan Corp.	349	118,582
Yamato Kogyo Co. Ltd.	1,100	31,003

		28,853,477

Jersey — 0.1%
Beazley PLC	32,274	60,863
Charter International PLC	1,944	21,313
Petrofac Ltd.	32,210	508,333
WPP PLC	25,126	215,634

		806,143

Luxembourg — 0.1%
ArcelorMittal	3,858	144,246
d’Amico International Shipping SA	27,568	53,776
Evraz Group SA, GDR (Class S Stock)*	7,400	194,057
Oriflame Cosmetics SA	825	42,248
Stolt-Nielsen SA	8,500	111,104

		545,431

Malaysia — 0.3%
Berjaya Sports Toto Bhd	41,571	53,210
British American Tobacco Malaysia Bhd	19,100	243,041
Digi.Com Bhd	14,100	87,264
Hong Leong Bank Bhd	157,900	299,741
Kulim Malaysia Bhd	32,900	70,344
Multi-Purpose Holdings Bhd	215,600	115,867
Nestle Malaysia Bhd	4,800	47,847
Petronas Dagangan Bhd	190,500	473,360
PLUS Expressways Bhd	299,000	287,683
Public Bank Bhd	31,800	93,719
RHB Capital Bhd	46,200	67,678
Tan Chong Motor Holdings Bhd	17,500	10,568
Telekom Malaysia Bhd	398,400	353,391
YTL Power International Bhd	1	1

		2,203,714

Marshall Islands
Paragon Shipping, Inc. (Class A Stock)	5,900	25,016
Teekay Tankers Ltd. (Class A Stock)	1,400	11,690

		36,706

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR	2,300	100,809
Grupo Elektra SAB de CV (Class A Stock)	6,495	257,452
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	15,400	63,907
Telefonos de Mexico SAB de CV (Class L Stock), ADR	12,000	209,280
Wal-Mart de Mexico SAB de CV (Class V Stock)	100,900	349,864

		981,312

Netherlands — 0.8%
Accell Group	4,405	209,627
Arcadis NV	6,410	117,580
Fugro NV	12,187	703,816
Imtech NV	17,995	458,855
Koninklijke BAM Groep NV	14,992	173,074
Koninklijke DSM NV	5,080	212,237
Koninklijke KPN NV	25,835	428,529
Koninklijke Vopak NV*	6,254	405,975
Koninklijke Wessanen NV*	27,573	146,911
Nutreco Holding NV	2,653	129,047
OCE NV*	6,309	40,844
Schlumberger Ltd.	11,200	667,520
Sligro Food Group NV	11,926	347,993
Unilever NV	52,173	1,503,669
Vastned Offices / Industrial, REIT	1,731	30,650

		5,576,327

New Zealand — 0.1%
Air New Zealand Ltd.	28,501	24,906
Fletcher Building Ltd.	81,686	492,596
Kiwi Income Property Trust, REIT	62,603	47,925
New Zealand Oil & Gas Ltd.	15,003	17,661

		583,088

Norway — 0.3%
Atea ASA	6,600	41,706

Olsen (Fred) Energy ASA	23,900	891,269
StatoilHydro ASA	6,870	154,501
Tandberg ASA	8,800	210,703
TGS Nopec Geophysical Co. ASA*	14,600	218,642
Yara International ASA	8,150	256,518

		1,773,339

Panama
Banco Latinoamericano de Exportaciones SA	1,400	19,908

Philippines — 0.1%
Globe Telecom, Inc.	9,510	196,703
Metropolitan Bank & Trust	55,100	44,773
Philippine Long Distance Telephone Co., ADR	1,900	97,660
SM Prime Holdings, Inc.	970,700	215,119
Union Bank of Philippines	17,400	11,018

		565,273

Poland — 0.1%
KGHM Polska Miedz SA	10,897	328,038
Powszechna Kasa Oszczednosci Bank Polski SA	20,804	243,188
Telekomunikacja Polska SA	16,368	90,106

		661,332

Portugal — 0.1%
Banco Espirito Santo SA	12,468	88,489
Jeronimo Martins SGPS SA	19,239	168,499
Portugal Telecom SGPS SA	14,503	153,549

		410,537

Puerto Rico
First Bancorp(a)	28,200	86,010

Russia
Mobile Telesystems OJSC, ADR	4,300	207,561

Singapore — 0.7%
CapitaCommercial Trust, REIT	69,000	50,942
Cosco Corp. Singapore Ltd.	90,000	76,669
DBS Group Holdings Ltd.	14,000	131,985
Frasers Commercial Trust, REIT	1,564,000	177,645
Jardine Cycle & Carriage Ltd.	21,920	378,132
Jaya Holdings Ltd.	201,000	65,637
Keppel Corp. Ltd.	99,000	569,269
MobileOne Ltd.	173,000	217,378
Oversea-Chinese Banking Corp. Ltd.	55,000	306,499
SembCorp Industries Ltd.	86,000	206,964
SIA Engineering Co. Ltd.	204,000	372,186
Singapore Airport Terminal Services Ltd.	7,300	11,712
Singapore Post Ltd.	400,000	262,663
Singapore Technologies Engineering Ltd.	238,000	464,629
SMRT Corp. Ltd.	61,000	72,751
StarHub Ltd.	269,000	414,390
Suntec Real Estate Investment Trust	84,000	63,210
UOL Group Ltd.	55,000	134,313
Venture Corp. Ltd.	47,000	299,954
Yangzijiang Shipbuilding Holdings Ltd.	345,000	236,343

		4,513,271

South Africa — 0.2%
African Rainbow Minerals Ltd.	15,334	306,190
Exxaro Resources Ltd.	29,178	349,577
Foschini Ltd.	14,793	122,093
Grindrod Ltd.	60,059	127,122
Massmart Holdings Ltd.	3,870	45,397
Metorex Ltd.*	71,630	31,467
Nedbank Group Ltd.	7,947	126,420
Northam Platinum Ltd.	26,187	115,039
Pick’n Pay Holdings Ltd.	7,468	16,801
Sasol Ltd.	5,209	195,823
Sentula Mining Ltd.*	32,144	11,981
Woolworths Holdings Ltd.	6,368	13,690

		1,461,600

South Korea — 0.4%
Cheil Worldwide, Inc.	744	183,435
Daishin Securities Co. Ltd.	13,260	182,314
Daishin Securities Co. Ltd. (PRFC Shares)	2,450	18,527
Dongbu Insurance Co. Ltd.	2,220	68,112
GS Home Shopping, Inc.	466	28,239
Hanil E-Wha Co. Ltd.	14,220	43,448
Husteel Co. Ltd.	1,500	20,624
Hyundai Heavy Industries	713	108,924
Hyundai Marine & Fire Insurance Co. Ltd.	1,860	34,335
Hyundai Mipo Dockyard	934	98,691
Hyundai Motor Co. (PRFC Shares)	1,000	30,978
ISU Chemical Co. Ltd.	3,810	50,929
IsuPetasys Co. Ltd.	19,660	28,533
KT&G Corp.	7,319	443,519
Kumho Industrial Co. Ltd. (PRFC Shares)	3,910	13,340
LG Corp.	5,144	344,898
LG Display Co. Ltd.	6,400	184,138
LG Telecom Ltd.	16,660	120,328
Nexen Corp.	300	9,523
Poongsan Holdings Corp.*	3,360	61,882
S-Oil Corp.	1,898	100,357
S1 Corp.	6,272	275,739
Samsung Fire & Marine Insurance Co. Ltd.	892	182,450
SeAH Steel Corp.	1,100	33,609
Sejong Industrial Co. Ltd.	1,800	9,227
SK Telecom Co. Ltd., ADR	5,100	88,995
Sungwoo Hitech Co. Ltd.	9,453	85,444
Uangel Corp.	1,940	11,608
Yuhan Corp.	450	72,756

		2,934,902

Spain — 1.1%
Almirall SA	18,796	243,972
Banco Bilbao Vizcaya Argentaria SA	52,043	923,791
Banco Popular Espanol SA	7,555	75,733
Banco Santander SA	4,802	77,297
Construcciones y Auxiliar de Ferrocarriles SA	1,126	573,414
Corp. Financiera Alba	3,007	171,568
Criteria Caixacorp SA	227,651	1,169,303
Duro Felguera SA	16,336	174,270
Gas Natural SDG SA	7,815	172,686
Gestevision Telecinco SA	11,408	143,902
Indra Sistemas SA	2,819	70,293
Industria de Diseno Textil SA	11,094	636,554

Mapfre SA	73,238	327,629
Miquel y Costas & Miquel SA	227	5,341
Obrascon Huarte Lain SA	12,597	351,074
Prosegur Cia de Seguridad SA	9,821	390,765
Red Electrica Corp. SA	1,536	78,603
Repsol YPF SA	4,704	127,967
Tecnicas Reunidas SA	6,625	362,196
Telefonica SA	34,588	954,338
Zardoya Otis SA	24,782	537,809

		7,568,505

Sweden — 0.6%
Atlas Copco AB (Class A Stock)	7,200	92,745
Axfood AB	13,715	379,696
B&B Tools AB (Class B Stock)	3,081	34,693
Getinge AB (Class B Stock)	27,766	465,996
Hennes & Mauritz AB (Class B Stock)	11,891	667,780
Klovern AB	15,500	49,582
Kungsleden AB	5,155	34,237
NCC AB (Class B Stock)	10,688	162,895
Nolato AB (Class B Stock)	2,766	21,723
Nordea Bank AB	63,996	644,426
Peab AB	34,559	236,463
SKF AB (Class B Stock)	13,972	219,460
Svenska Cellulosa Aktiebolaget SCA (Class B Stock)	37,597	509,645
Svenska Handelsbanken AB (Class A Stock)	7,657	195,507
TeliaSonera AB	77,591	509,753

		4,224,601

Switzerland — 1.4%
Alcon, Inc.	8,100	1,123,227
Atel Holding AG	222	105,398
Banque Cantonale Vaudoise*	628	258,763
Basler Kantonalbank	173	19,699
Compagnie Financiere Richemont SA (Class A Stock)	17,270	487,953
Compagnie Financiere Tradition SA	551	70,291
Galenica AG	1,004	353,623
Geberit AG	2,867	440,438
Helvetia Holding AG	1,591	534,274
Kuehne & Nagel International AG	7,101	617,046
Kuoni Reisen Holding AG	237	88,049
Lindt & Spruengli AG	11	305,278
Nestle SA	23,888	1,017,943
Noble Corp.	16,600	630,136
Novartis AG	9,949	497,786
Roche Holding AG	4,057	655,744
Schindler Holding AG	4,656	319,221
SGS SA	428	576,146
Sika AG	28	37,800
Sonova Holding AG	5,817	586,584
Straumann Holding AG	411	106,389
Sulzer AG	1,728	149,239
Swatch Group AG (The)	486	114,477
Swisscom AG	353	126,290
Zurich Financial Services AG	539	128,209

		9,350,003

Taiwan — 0.8%
Alpha Networks, Inc.	32,639	27,209
Altek Corp.	77,796	143,260
AmTran Technology Co. Ltd.	147,000	98,768
Asia Polymer	28,000	20,599
Asustek Computer, Inc.	34,158	58,652
Chicony Electronics Co. Ltd.	158,000	357,304
Chunghwa Telecom Co. Ltd., ADR	8,030	144,861
Coretronic Corp.	101,000	125,355
Far EasTone Telecommunications Co. Ltd.	80,000	93,567
High Tech Computer Corp.	34,250	376,081
Inventec Co. Ltd.	388,300	224,660
L&K Engineering Co. Ltd.	15,000	13,461
MediaTek, Inc.	27,000	450,168
MIN AIK Technology Co. Ltd.	42,000	44,420
Nan Ya Printed Circuit Board Corp.	280	971
O-TA Precision Industry Co. Ltd.	12,000	14,707
Powertech Technology, Inc.	68,250	205,081
Quanta Computer, Inc.	166,513	349,622
Shih Wei Navigation Co. Ltd.	66,000	93,720
Sinon Corp.	142,000	59,410
Taiwan Mobile Co. Ltd.	190,000	351,655
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	43,340	475,006
Transcend Information, Inc.	98,000	350,566
Tripod Technology Corp.	98,000	251,188
Ttet Union Corp.	66,000	76,988
Tung Ho Steel Enterprise Corp.	185,000	196,233
U-Ming Marine Transport Corp.	20,000	33,657
Wistron Corp.	303,619	564,775
Yufo Electronics Co. Ltd.	59,000	72,676

		5,274,620

Thailand — 0.2%
Advanced Info Service PCL	15,900	35,931
Bangchak Petroleum PCL, ADR	210,600	88,879
Bangkok Bank PCL	108,800	400,551
Bangkok Expressway PCL, ADR	98,600	54,597
Charoen Pokphand Foods PCL, ADR	1,399,600	333,039
Lanna Resources PCL (The), ADR	162,300	79,668
Property Perfect PCL, ADR	227,500	32,549
PTT Exploration & Production PCL, ADR	62,500	270,316
PTT PCL	17,600	135,385
Ratchaburi Electricity Generating Holding PCL, ADR	22,500	25,254
Thai Union Frozen Products PCL, ADR	27,900	21,503

		1,477,672

Turkey — 0.2%
Finansbank A/S*	4,716	23,197
Haci Omer Sabanci Holding A/S	7,831	30,343
Pinar SUT Mamulleri Sanayii A/S	11,981	51,266
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	68,608	111,881
Turk Ekonomi Bankasi A/S*	118,264	145,838
Turk Hava Yollari AO	179,912	467,965
Turk Telekomunikasyon A/S	44,477	133,671
Turkcell Iletisim Hizmet A/S	17,214	122,957

Turkcell Iletisim Hizmet A/S, ADR	6,400	114,368

		1,201,486

United Kingdom — 3.2%
Admiral Group PLC	26,088	482,385
Aero Inventory PLC	16,478	72,354
Aggreko PLC	2,220	24,906
Arriva PLC	19,951	159,584
Ashmore Group PLC	52,351	209,665
AstraZeneca PLC	34,683	1,554,228
Aveva Group PLC	982	14,415
Aviva PLC	76,120	545,122
BAE Systems PLC	18,883	105,382
Balfour Beatty PLC	42,906	220,797
Barclays PLC*	10,962	64,820
BG Group PLC	38,472	668,335
BHP Billiton PLC	34,507	941,922
Booker Group PLC	184,858	121,866
BP PLC	54,615	482,677
Brit Insurance Holdings PLC	72,821	237,298
British American Tobacco PLC	13,161	412,885
Britvic PLC	61,542	346,697
Capita Group PLC (The)	7,244	83,644
Chaucer Holdings PLC	54,912	42,343
Cineworld Group PLC	3,661	9,464
Close Brothers Group PLC	8,022	102,051
Compass Group PLC	48,677	297,405
Cranswick PLC	1,247	13,452
Dairy Crest Group PLC	9,832	60,260
Davis Service Group PLC	43,613	279,569
De La Rue PLC	2,604	37,371
Delta PLC	43,772	125,569
Diageo PLC	10,833	166,203
Dimension Data Holdings PLC	387,758	391,340
Drax Group PLC	20,861	157,194
DS Smith PLC	66,306	113,703
Electrocomponents PLC	73,413	180,212
Ferrexpo PLC	40,650	95,499
Filtrona PLC	46,394	125,157
Fresnillo PLC	41,883	516,744
Game Group PLC	54,028	137,893
GlaxoSmithKline PLC	52,291	1,027,485
Greggs PLC	12,210	78,093
Hays PLC	133,282	221,526
Headlam Group PLC	3,480	17,130
Hill & Smith Holdings PLC	7,704	38,414
HSBC Holdings PLC	60,465	691,890
ICAP PLC	34,720	234,548
IMI PLC	12,488	89,331
Inmarsat PLC	25,069	220,954
International Power PLC	51,799	239,243
Interserve PLC	17,038	62,628
Intertek Group PLC	2,499	50,681
Investec PLC	62,618	458,337
ITE Group PLC	10,404	20,327
John Wood Group PLC	131,407	638,638
Keller Group PLC	12,023	139,691
Kingfisher PLC	142,445	484,666
Legal & General Group PLC	123,021	172,621
Man Group PLC	102,004	539,918
Marks & Spencer Group PLC	74,422	430,675
Michael Page International PLC	8,802	47,068
Mitie Group PLC	10,710	43,184
Mouchel Group PLC	27,120	101,637
Northgate PLC	9,503	35,887
Premier Farnell PLC	26,714	63,399
Prudential PLC	9,795	94,159
QinetiQ Group PLC	86,637	194,951
Reckitt Benckiser Group PLC	23,194	1,133,530
Reed Elsevier PLC	52,806	395,209
Robert Wiseman Dairies PLC	2,066	13,887
Rotork PLC	14,262	257,788
Royal Dutch Shell PLC (Class A Stock) (XAMS)	9,892	282,997
Royal Dutch Shell PLC (Class A Stock) (XLON)	7,769	224,048
Royal Dutch Shell PLC (Class B Stock)	8,034	222,896
RSA Insurance Group PLC	47,063	100,637
Sage Group PLC (The)	24,395	90,996
Scott Wilson Group PLC	8,226	14,100
Senior PLC	56,736	55,991
Severfield-Rowen PLC	24,812	70,782
Spectris PLC	17,049	192,500
Spirax-Sarco Engineering PLC	7,818	130,567
Standard Chartered PLC	13,171	324,581
Sthree PLC	24,317	100,654
Tanjong PLC	4,600	19,936
Tesco PLC	158,999	1,015,406
Vitec Group PLC (The)	4,998	29,155
Vodafone Group PLC	37,684	84,435
Weir Group PLC (The)	18,979	205,496
Wincanton PLC	4,348	16,434
WSP Group PLC	12,948	74,495

		21,094,012

United States — 38.5%
3M Co.	1,500	110,700
Abbott Laboratories	17,600	870,672
Adobe Systems, Inc.*	7,600	251,104
Advance America Cash Advance Centers, Inc.	18,500	103,600
Advance Auto Parts, Inc.(a)	3,500	137,480
Aeropostale, Inc.*	1,700	73,899
Aflac, Inc.	14,100	602,634
Airgas, Inc.	8,900	430,493
Allegheny Technologies, Inc.(a)	4,100	143,459
Alliance Resource Partners LP	6,800	246,568
Allstate Corp. (The)	8,100	248,022
Altria Group, Inc.	10,300	183,443
Ameren Corp.	6,700	169,376
American Electric Power Co., Inc.	3,900	120,861
American Express Co.	19,300	654,270
American Financial Group, Inc.	35,700	910,350
Amerigas Partners LP(a)	23,450	845,138
Ameriprise Financial, Inc.	3,500	127,155
AMETEK, Inc.	1,800	62,838
Amphenol Corp. (Class A Stock)	5,900	222,312
Anixter International, Inc.*	5,500	220,605
Apogee Enterprises, Inc.	5,800	87,116
Apple, Inc.*	600	111,222
AptarGroup, Inc.	1,300	48,568
Archer-Daniels-Midland Co.	4,700	137,334
Ares Capital Corp.	29,300	322,886
Arrow Electronics, Inc.*	6,900	194,235
Associated Banc-Corp.	15,800	180,436
Assurant, Inc.	25,800	827,148
AT&T, Inc.(a)	12,100	326,821
Automatic Data Processing, Inc.	17,000	668,100
AutoZone, Inc.*(a)	3,700	541,014
Avista Corp.	15,000	303,300
Avon Products, Inc.	7,500	254,700

Bank of America Corp.	37,900	641,268
Bank of Hawaii Corp.	3,100	128,774
Bard (C.R.), Inc.	8,300	652,463
Barnes & Noble, Inc.(a)	7,900	175,538
Baxter International, Inc.	14,000	798,140
BB&T Corp.(a)	7,800	212,472
Becton, Dickinson and Co.	12,100	843,975
Bemis Co., Inc.	1,900	49,229
BGC Partners, Inc. (Class A Stock)	27,300	116,844
BJ’s Wholesale Club, Inc.*	1,200	43,464
Black Box Corp.	900	22,581
BP Prudhoe Bay Royalty Trust	3,400	253,810
Bristol-Myers Squibb Co.	24,400	549,488
Broadridge Financial Solutions, Inc.	4,600	92,460
Brown-Forman Corp. (Class A Stock)	900	45,963
Brown-Forman Corp. (Class B Stock)	4,600	221,812
Buckeye Partners LP(a)	4,000	193,640
Buckle, Inc. (The)(a)	2,100	71,694
Burlington Northern Santa Fe Corp.	4,300	343,269
C.H. Robinson Worldwide, Inc.	9,600	554,400
CA, Inc.	5,000	109,950
Cal-Maine Foods, Inc.	4,800	128,496
Campbell Soup Co.	3,400	110,908
CARBO Ceramics, Inc.	4,000	206,200
Cardinal Health, Inc.	5,400	144,720
Casey’s General Stores, Inc.	3,900	122,382
CenturyTel, Inc.	11,636	390,969
Charles Schwab Corp. (The)	14,600	279,590
Check Point Software Technologies Ltd.	17,700	501,795
Chevron Corp.	9,300	654,999
Chubb Corp.	3,500	176,435
Church & Dwight Co., Inc.	1,100	62,414
Cincinnati Financial Corp.	7,300	189,727
Cisco Systems, Inc.*	17,100	402,534
CLARCOR, Inc.	2,800	87,808
CMS Energy Corp.(a)	16,000	214,400
Coca-Cola Co. (The)	7,300	392,010
Cognizant Technology Solutions Corp. (Class A Stock)*	15,900	614,694
Colgate-Palmolive Co.(a)	13,600	1,037,408
Colonial Properties Trust, REIT	6,400	62,272
Community Bank System, Inc.	9,900	180,873
Computer Sciences Corp.*	10,900	574,539
ConocoPhillips	700	31,612
Consolidated Communications Holdings, Inc.	7,700	123,277
Costco Wholesale Corp.(a)	2,700	152,442
Cross Timbers Royalty Trust	2,300	70,127
Cullen / Frost Bankers, Inc.	2,900	149,756
Dell, Inc.*(a)	46,100	703,486
Developers Diversified Realty Corp., REIT(a)	14,900	137,676
Diamond Offshore Drilling, Inc.(a)	1,000	95,520
Discover Financial Services	71,500	1,160,445
Dollar Tree, Inc.*	4,100	199,588
Donaldson Co., Inc.	4,300	148,909
Dorchester Minerals LP	4,400	99,308
Dover Corp.	4,300	166,668
DTE Energy Co.	5,100	179,214
Duke Realty Corp., REIT	3,600	43,236
EarthLink, Inc.	21,600	181,656
Ecolab, Inc.	4,500	208,035
Edison International	6,500	218,270
Eli Lilly & Co.	16,100	531,783
Emerson Electric Co.	11,300	452,904
Enbridge Energy Partners LP	2,000	90,120
Energen Corp.	1,600	68,960
ENSCO International, Inc.	23,500	999,690
Entergy Corp.	2,500	199,650
Enterprise Products Partners LP	2,910	82,411
Entertainment Properties Trust, REIT	2,000	68,280
EOG Resources, Inc.	1,900	158,669
Equifax, Inc.	3,700	107,818
Equity Residential, REIT(a)	4,800	147,360
Exelon Corp.	8,098	401,823
Expeditors International of Washington, Inc.(a)	16,200	569,430
Exxon Mobil Corp.	9,400	644,934
FactSet Research Systems, Inc.	5,300	351,072
Fastenal Co.(a)	8,300	321,210
Federated Investors, Inc. (Class B Stock)	27,100	714,627
First Busey Corp.	3,300	15,510
First Defiance Financial Corp.	1,500	22,365
First Financial Bankshares, Inc.(a)	3,800	187,948
First Merchants Corp.	1,700	11,849
First Midwest Bancorp, Inc.	3,400	38,318
FirstMerit Corp.	11,482	218,502
FMC Corp.	1,200	67,500
FNB Corp.	17,900	127,269
Foot Locker, Inc.	3,800	45,410
Franklin Resources, Inc.(a)	6,900	694,140
Frontier Communications Corp.	54,800	413,192
Gannett Co., Inc.(a)	3,300	41,283
Gap, Inc. (The)	11,500	246,100
General Dynamics Corp.(a)	15,000	969,000
General Electric Co.	7,300	119,866
Genuine Parts Co.	7,700	293,062
Gilead Sciences, Inc.*	25,000	1,164,500
Gladstone Capital Corp.	12,900	115,197
Goldman Sachs Commodity Strategy Fund, ETF	1,849,710	10,709,821
Goldman Sachs Group, Inc. (The)	3,800	700,530
Goldman Sachs High Yield Fund, ETF	5,825,790	39,324,083
Goodrich Corp.	10,600	576,004
Google, Inc. (Class A Stock)*	1,300	644,605
Greenhill & Co., Inc.	3,800	340,404
Harris Corp.	5,100	191,760
HCC Insurance Holdings, Inc.	19,000	519,650
Health Care REIT, Inc.	1,800	74,916
Henry Schein, Inc.*(a)	1,700	93,347
Hercules Technology Growth Capital, Inc.	18,340	180,099
Hersha Hospitality Trust, REIT	11,700	36,270
Hershey Co. (The)	15,750	612,045
HickoryTech Corp.	1,500	12,825
Highbridge Statistical Market Neutral Fund (Class A Stock), ETF	138,371	2,237,462
Hittite Microwave Corp.*(a)	4,600	169,188
Honeywell International, Inc.	5,500	204,325
Hormel Foods Corp.	3,000	106,560
HRPT Properties Trust, REIT	9,600	72,192

Hubbell, Inc. (Class B Stock)	8,700	365,400
Hudson City Bancorp, Inc.	33,000	433,950
Huntsman Corp.	27,100	246,881
IDEXX Laboratories, Inc.*	3,300	165,000
Inergy LP	12,700	378,206
Ingles Markets, Inc. (Class A Stock)	1,900	30,077
Ingram Micro, Inc. (Class A Stock)*	12,400	208,940
Innophos Holdings, Inc.	2,800	51,800
International Business Machines Corp.	4,600	550,206
International Shipholding Corp.	4,400	135,564
Intuit, Inc.*(a)	20,100	572,850
Iowa Telecommunications Services, Inc.	3,800	47,880
iShares Dow Jones US Real Estate Index Fund, ETF(a)	65,001	2,772,943
iShares S&P World Ex-US Property Index Fund, ETF	19,898	625,991
ITT Corp.(a)	2,200	114,730
J.B. Hunt Transport Services, Inc.(a)	4,900	157,437
Jack Henry & Associates, Inc.	19,000	445,930
Jacobs Engineering Group, Inc.*	2,900	133,255
Johnson & Johnson	26,900	1,637,941
JPMorgan Chase & Co.	15,600	683,592
Kellogg Co.	19,500	959,985
Kimberly-Clark Corp.	6,298	371,456
Kinder Morgan Energy Partners LP	4,600	248,492
Kirby Corp.*(a)	8,500	312,970
Knight Trading Group, Inc. (Class A Stock)*	13,000	282,750
Knoll, Inc.	3,200	33,376
Kroger Co. (The)	27,000	557,280
L-3 Communications Holdings, Inc.	1,200	96,384
Laboratory Corp. of America Holdings*(a)	10,400	683,280
Landstar System, Inc.	300	11,418
Limited Brands, Inc.	6,400	108,736
Lincare Holdings, Inc.*(a)	5,400	168,750
Lockheed Martin Corp.	6,200	484,096
Lorillard, Inc.	12,453	925,258
M&T Bank Corp.(a)	2,700	168,264
Magellan Midstream Partners LP	2,530	95,128
Marathon Oil Corp.	4,900	156,310
McCormick & Co., Inc.	2,400	81,456
McDonald’s Corp.	5,600	319,592
McGraw-Hill Cos., Inc. (The)	10,600	266,484
MDU Resources Group, Inc.	2,300	47,955
Medtronic, Inc.	2,900	106,720
Merck & Co., Inc.(a)	16,800	531,384
MetLife, Inc.	3,200	121,824
Mettler-Toledo International, Inc.*	800	72,472
Microsoft Corp.	26,700	691,263
Monsanto Co.	7,218	558,673
MSC Industrial Direct Co., Inc. (Class A stock)	3,000	130,740
National Penn Bancshares, Inc.(a)	15,900	97,149
National Retail Properties, Inc., REIT(a)	6,600	141,702
Nationwide Health Properties, Inc., REIT	3,300	102,267
Natural Resource Partners LP	3,400	70,958
NewMarket Corp.	2,600	241,904
NGP Capital Resources Co.	10,200	74,052
NIKE, Inc. (Class B Stock)(a)	10,840	701,348
Norfolk Southern Corp.	3,400	146,574
North European Oil Royalty Trust	2,100	63,168
Northern Trust Corp.	3,700	215,192
NorthStar Realty Finance Corp., REIT(a)	22,800	80,028
NorthWestern Corp.	1,300	31,759
NTELOS Holdings Corp.	11,900	210,154
Ocwen Financial Corp.*	14,000	158,480
Old Republic International Corp.	7,200	87,696
Omnicom Group, Inc.	10,000	369,400
One Liberty Properties, Inc., REIT	4,675	42,075
ONEOK Partners LP	3,900	206,349
Oracle Corp.	24,800	516,832
Packaging Corp. of America	4,600	93,840
Parker Hannifin Corp.	4,200	217,728
Paychex, Inc.	10,900	316,645
PC Connection, Inc.*	1,500	8,160
PDL BioPharma, Inc.	23,800	187,544
Penn Virginia GP Holdings LP	4,300	55,169
Pennsylvania Real Estate Investment Trust(a)	12,900	98,169
PepsiCo, Inc.	5,900	346,094
Pfizer, Inc.	32,500	537,875
PG&E Corp.	6,700	271,283
Pharmaceutical Product Development, Inc.	24,200	530,948
PIMCO Commodity RealReturn Strategy Fund, ETF	6,181,270	47,533,966
PIMCO Developing Local Markets Fund, ETF	3,188,220	31,595,265
PIMCO Emerging Markets Bond Fund, ETF	2,894,166	29,607,316
Pinnacle West Capital Corp.	3,600	118,152
Plains All American Pipeline LP	7,700	356,433
Polaris Industries, Inc.(a)	1,300	53,014
Polo Ralph Lauren Corp.	2,900	222,198
PowerShares Listed Private Equity Portfolio, ETF(a)	69,728	654,049
Praxair, Inc.	5,100	416,619
Precision Castparts Corp.	2,100	213,927
Procter & Gamble Co. (The)	5,900	341,728
Protective Life Corp.	16,300	349,146
Public Storage, Inc., REIT	2,000	150,480
QUALCOMM, Inc.	6,400	287,872
Quest Diagnostics, Inc.	14,700	767,193
Qwest Communications International, Inc.(a)	91,500	348,615
Reliance Steel & Aluminum Co.	4,000	170,240
Republic Bancorp, Inc. (Class A Stock)	2,900	57,884
Resource Capital Corp., REIT	7,400	40,256
Reynolds American, Inc.	2,100	93,492
Rockwell Collins, Inc.	11,800	599,440
Rollins, Inc.	18,900	356,265
Ross Stores, Inc.	11,700	558,909
RR Donnelley & Sons Co.	3,800	80,788
Ruddick Corp.	13,000	346,060
Safety Insurance Group, Inc.	3,400	111,928
Safeway, Inc.	15,200	299,744

SAIC, Inc.*	15,500	271,870
ScanSource, Inc.*	1,400	39,648
SEI Investments Co.	24,200	476,256
Senior Housing Properties Trust, REIT	7,400	141,414
Service Corp. International	6,900	48,369
Sherwin-Williams Co. (The)	1,600	96,256
Sigma-Aldrich Corp.	10,700	577,586
Silgan Holdings, Inc.	2,200	116,006
SL Green Realty Corp., REIT(a)	3,000	131,550
Smith International, Inc.(a)	9,100	261,170
Spartan Stores, Inc.	3,000	42,390
St. Jude Medical, Inc.*	10,800	421,308
StanCorp Financial Group, Inc.	14,600	589,402
Stanley Works (The)	4,700	200,643
State Street Corp.	8,500	447,100
Stifel Financial Corp.*(a)	4,123	226,353
Strayer Education, Inc.(a)	1,400	304,752
Stryker Corp.	21,200	963,116
Suburban Propane Partners LP	7,000	292,740
Sunoco Logistics Partners LP	11,100	657,675
Sunoco, Inc.	7,800	221,910
SUPERVALU, Inc.	1,700	25,602
Susquehanna Bancshares, Inc.	21,300	125,457
SYNNEX Corp.*	5,800	176,784
Syntel, Inc.	4,900	233,877
Synthes, Inc.	1,631	196,576
Sysco Corp.	64,200	1,595,370
T. Rowe Price Group, Inc.	13,000	594,100
TC Pipelines LP	3,200	121,920
Tech Data Corp.*	5,400	224,694
Techne Corp.	5,200	325,260
TeleTech Holdings, Inc.*	9,900	168,894
TEPPCO Partners LP(a)	3,600	124,992
Terra Industries, Inc.(a)	1,100	38,137
Terra Nitrogen Co. LP	3,604	375,645
Tidewater, Inc.	15,900	748,731
Time Warner, Inc.(a)	2,200	63,316
TJX Cos., Inc.	14,200	527,530
Tractor Supply Co.*	1,300	62,946
Travelers Cos., Inc. (The)	2,500	123,075
Trustmark Corp.	26,700	508,635
UCBH Holdings, Inc.(a)	57,900	46,320
UGI Corp.	8,963	224,613
UMB Financial Corp.	2,600	105,144
Umpqua Holdings Corp.	3,600	38,160
United Online, Inc.	4,600	36,984
United Parcel Service, Inc. (Class B Stock)(a)	4,800	271,056
United Technologies Corp.	6,400	389,952
Unum Group	8,300	177,952
USA Mobility, Inc.	7,300	94,024
Varian Medical Systems, Inc.*	3,000	126,390
VCA Antech, Inc.*(a)	3,200	86,048
Vectren Corp.	6,900	158,976
Verizon Communications, Inc.	9,900	299,673
VF Corp.	4,000	289,720
W.W. Grainger, Inc.	6,000	536,160
Waddell & Reed Financial, Inc. (Class A Stock)	15,600	443,820
Wal-Mart Stores, Inc.	7,700	377,993
Walgreen Co.	13,300	498,351
Waters Corp.*(a)	3,600	201,096
Watson Wyatt Worldwide, Inc. (Class A Stock)	3,000	130,680
WesBanco, Inc.	7,900	122,134
Western Digital Corp.*	7,500	273,975
Western Union Co. (The)	2,800	52,976
Whirlpool Corp.(a)	2,000	139,920
Wiley, (John) & Sons, Inc. (Class A Stock)	3,500	121,730
Wilshire Bancorp, Inc.	6,400	46,976
Windstream Corp.	38,800	393,044
Wolverine World Wide, Inc.	4,900	121,716
WP Carey & Co. LLC	900	25,479
Xcel Energy, Inc.	11,900	228,956
Xerox Corp.	17,200	133,128
Yum! Brands, Inc.(a)	20,900	705,584

		255,061,704

TOTAL COMMON STOCKS (cost $416,876,002)		448,594,955

	Units
RIGHTS*

Australia
Service Stream Ltd., expiring 10/13/09	11,358	381

Belgium
Fortis, expiring 12/31/49	7,724	—

France
BNP Paribas, expiring 10/13/09	988	2,140

TOTAL RIGHTS (cost $0)		2,521

WARRANT*

Italy
Mediobanca SpA, expiring 03/18/11 (cost $0)	29,012	2,080

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE BONDS — 18.8%

Austria — 0.4%
Oesterreichische Kontrollbank AG, Gov’t. Gtd. Notes
2.875%	03/15/11	Aaa	$2,600	2,670,486

Canada — 0.6%
Cenovus Energy, Inc., Sr. Notes, 144A
6.75%	11/15/39	Baa2	520	560,317
Encana Corp., Sr. Unsec’d. Notes
6.50%	05/15/19	Baa2	490	543,976
Nexen, Inc., Sr. Unsec’d. Notes
6.20%	07/30/19	Baa3	75	77,789
7.50%	07/30/39	Baa3	1,240	1,350,258
Rogers Communications, Inc., Gtd. Notes
6.80%	08/15/18	Baa2	710	798,409
Talisman Energy, Inc., Sr. Unsec’d. Notes
7.75%	06/01/19	Baa2	500	587,913

				3,918,662

Cayman Islands — 0.3%
Vale Overseas Ltd., Gtd. Notes
5.625%	09/15/19	Baa2	1,635	1,663,088

Denmark — 0.2%
Danske Bank AS, Gov’t. Liquid Gtd. Notes, 144A
2.50%	05/10/12	Aaa	1,605	1,622,047

Finland — 0.1%
Nokia Oyj, Sr. Unsec’d. Notes
6.625%	05/15/39		A2	500	569,665

France — 0.2%
France Telecom SA, Sr. Unsec’d. Notes
4.375%	07/08/14		A3	1,090	1,142,631

Germany — 0.2%
Kreditanstalt Fuer Wiederaufbau, Gov’t. Gtd. Notes, MTN
4.75%	05/15/12		Aaa	1,400	1,511,567

Luxembourg — 0.3%
Holcim US Finance Sarl & Cie SCS, Gtd. Notes, 144A
6.00%	12/30/19		Baa2	145	146,764
Telecom Italia Capital SA, Gtd. Notes
6.175%	06/18/14	(a)	Baa2	425	461,017
7.721%	06/04/38		Baa2	1,125	1,335,893

					1,943,674

Netherlands — 0.2%
Rabobank Nederland NV, Jr. Sub. Notes, 144A(a)
11.00%(c)	06/30/40		Aa2	480	588,000
Sr. Unsec’d. Notes, 144A
4.20%	05/13/14		Aaa	900	937,448

					1,525,448

Spain — 0.4%
Telefonicaemisiones SAU, Gtd. Notes
4.949%	01/15/15		Baa1	2,650	2,811,141

Supra National Bank — 1.0%
Asian Development Bank, Sr. Unsec’d. Notes, MTN
4.125%	09/15/10		Aaa	2,800	2,894,265
Inter-American Development Bank, Sr. Unsec’d. Notes
4.75%	10/19/12		Aaa	1,700	1,837,943
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN
5.50%	11/25/13		Aaa	1,400	1,564,958

					6,297,166

Sweden — 0.3%
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A
4.875%	06/10/14		Aa2	1,085	1,135,001
Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A
2.90%	01/14/13		Aaa	845	854,126

					1,989,127

Switzerland — 0.3%
Credit Suisse, Sr. Unsec’d. Notes
5.50%	05/01/14		Aa1	1,225	1,316,359
Weatherford International Ltd., Gtd. Notes
9.625%	03/01/19		Baa1	500	625,915

					1,942,274

United Kingdom — 1.9%
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.75%	05/22/19		Aa3	2,065	2,309,568
Sub. Notes, 144A
6.05%	12/04/17		Baa1	210	211,337
BAT International Finance PLC, Gtd. Notes, 144A
9.50%	11/15/18		Baa1	1,135	1,472,126
British Telecommunications PLC, Sr. Unsec’d. Notes
9.625%	12/15/30		Baa2	500	640,537
HSBC Holdings PLC, Sub. Notes(a)
6.80%	06/01/38		A1	2,050	2,300,323
Royal Bank of Scotland Group PLC (The), Gov’t. Liquid Gtd. Notes, 144A
2.625%	05/11/12		Aaa	2,705	2,745,188
Royal Bank of Scotland PLC (The), Gtd. Notes, 144A
4.875%	08/25/14		Aa3	1,755	1,781,974
Vodafone Group PLC, Sr. Unsec’d. Notes
5.45%	06/10/19		Baa1	1,250	1,301,519

					12,762,572

United States — 12.4%
Altria Group, Inc., Gtd. Notes(a)
9.25%	08/06/19		Baa1	1,550	1,894,032
Amgen, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/37		A3	35	39,868
6.40%	02/01/39		A3	440	504,357
Anadarko Petroleum Corp., Sr. Unsec’d. Notes
5.75%	06/15/14		Baa3	1,715	1,840,661
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes, 144A
5.375%	11/15/14		Baa2	420	448,136
8.20%	01/15/39		Baa2	555	731,845
AT&T, Inc.,
Sr. Unsec’d. Notes
5.80%	02/15/19	(a)	A2	590	631,321
6.55%	02/15/39		A2	2,660	2,900,044
Atmos Energy Corp., Sr. Unsec’d. Notes
8.50%	03/15/19		Baa2	1,115	1,376,540
Bank of America Corp.,
Sr. Unsec’d. Notes
6.00%	09/01/17		A2	555	561,512
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18		A2	225	222,163
Bank of America NA, Sub. Notes
6.10%	06/15/17		A1	4,200	4,224,461
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes
4.30%	05/15/14		Aa2	415	439,464
Browning-Ferris Industries, Inc., Gtd. Notes
7.40%	09/15/35		Baa3	1,125	1,290,166
Bunge Ltd. Finance Corp., Gtd. Notes
8.50%	06/15/19		Baa2	160	184,453
CareFusion Corp., Sr. Unsec’d. Notes, 144A
6.375%	08/01/19		Baa3	115	124,724
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A
8.50%	11/15/18		A2	700	874,042
CenturyTel, Inc., Sr. Unsec’d. Notes
7.60%	09/15/39		Baa3	2,420	2,411,610
Chubb Corp., Sr. Unsec’d. Notes
6.50%	05/15/38		A2	785	925,490
Citigroup, Inc., Unsec’d. Notes
8.50%	05/22/19		A3	590	666,013
Comcast Corp., Gtd. Notes(a)
6.40%	05/15/38		Baa1	1,770	1,866,364
Consumers Energy Co., First Mortgage
6.70%	09/15/19		A3	290	334,671
Cox Communications, Inc., Sr. Unsec’d. Notes
5.45%	12/15/14		Baa3	1,270	1,364,267
CVS Caremark Corp.,
Notes
6.60%	03/15/19		Baa2	650	732,725
Sr. Unsec’d. Notes

5.75%	06/01/17		Baa2	285	305,094
6.125%	09/15/39		Baa2	465	473,009
Delhaize America, Inc., Gtd. Notes
9.00%	04/15/31		Baa3	800	1,052,631
DirecTV Holdings LLC / DirecTV Financing Co., Inc., Gtd. Notes, 144A
5.875%	10/01/19		Ba2	715	710,531
Discovery Communications LLC, Gtd. Notes
5.625%	08/15/19		Baa2	750	769,646
Dow Chemical Co. (The), Sr. Unsec’d. Notes
8.55%	05/15/19		Baa3	265	297,899
Eli Lilly & Co., Sr. Unsec’d. Notes
5.95%	11/15/37		A1	600	682,422
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
7.50%	07/01/38		Baa3	445	513,467
9.00%	04/15/19		Baa3	695	835,642
Enterprise Products Operating LLC, Gtd. Notes
6.125%	10/15/39		Baa3	325	328,364
EQT Corp., Sr. Unsec’d. Notes
8.125%	06/01/19		Baa1	880	1,004,406
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		Aa2	2,095	1,921,283
6.00%	08/07/19		Aa2	660	669,531
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
7.50%	02/15/19		A1	3,625	4,145,612
Heinz (H.J.) Finance Co., Gtd. Notes, 144A(a)
7.125%	08/01/39		Baa2	1,220	1,443,971
JPMorgan Chase Bank NA, Sub. Notes
6.00%	10/01/17		Aa2	4,385	4,611,919
Kimberly-Clark Corp., Sr. Unsec’d. Notes
7.50%	11/01/18		A2	395	491,801
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes
5.625%	02/15/15		Baa2	1,000	1,073,390
Kohl’s Corp., Sr. Unsec’d. Notes
6.875%	12/15/37		Baa1	600	670,903
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.50%	11/01/31		Baa2	810	842,942
6.875%	01/26/39		Baa2	540	593,592
Kroger Co. (The),
Gtd. Notes
5.00%	04/15/13		Baa2	800	843,906
6.15%	01/15/20		Baa2	650	718,810
Lorillard Tobacco Co., Sr. Unsec’d. Notes
8.125%	06/23/19		Baa2	1,520	1,725,007
Magellan Midstream Partners LP, Sr. Unsec’d. Notes
6.55%	07/15/19		Baa2	65	72,229
Marathon Oil Corp., Sr. Unsec’d. Notes
7.50%	02/15/19		Baa1	1,140	1,314,907
McKesson Corp., Sr. Unsec’d. Notes
7.50%	02/15/19		Baa3	360	429,872
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes(a)
5.75%	04/01/18		Baa1	900	971,464
Morgan Stanley,
FDIC Gtd. Notes(a)
3.25%	12/01/11		Aaa	1,445	1,503,205
Sr. Unsec’d. Notes
6.00%	05/13/14		A2	775	825,070
7.30%	05/13/19		A2	2,930	3,223,803
Newmont Mining Corp., Gtd. Notes
6.25%	10/01/39		Baa2	625	620,759
News America, Inc., Gtd. Notes
6.65%	11/15/37		Baa1	2,070	2,156,309
Nisource Finance Corp., Gtd. Notes
6.80%	01/15/19		Baa3	1,000	1,023,815
Nordstrom, Inc., Sr. Unsec’d. Notes
6.75%	06/01/14		Baa2	475	521,072
Norfolk Southern Corp., Sr. Unsec’d. Notes
5.90%	06/15/19		Baa1	175	194,557
ONEOK Partners LP, Gtd. Notes
8.625%	03/01/19		Baa2	1,215	1,450,405
Pemex Project Funding Master Trust, Gtd. Notes
5.75%	03/01/18		Baa1	375	370,781
Plains All American Pipeline LP, Gtd. Notes(a)
8.75%	05/01/19		Baa3	660	792,266
PNC Bank NA, Sub. Notes
6.875%	04/01/18		A2	1,690	1,806,923
Procter & Gamble Co. (The), Sr. Unsec’d. Notes
4.60%	01/15/14		Aa3	210	225,602
Safeway, Inc.,
Sr. Unsec’d. Notes
5.00%	08/15/19		Baa2	55	56,242
6.25%	03/15/14		Baa2	415	458,465
Staples, Inc., Gtd. Notes
9.75%	01/15/14		Baa2	1,000	1,201,238
Time Warner Cable, Inc., Gtd. Notes
5.85%	05/01/17		Baa2	1,100	1,159,782
Time Warner, Inc., Gtd. Notes
6.50%	11/15/36		Baa2	575	588,370
US Bancorp, Sr. Unsec’d. Notes
4.20%	05/15/14		Aa3	575	600,871
US Bank NA, Sub. Notes
4.95%	10/30/14		Aa2	730	783,123
Verizon Communications, Inc., Sr. Unsec’d. Notes
8.75%	11/01/18		A3	45	56,216
Viacom, Inc., Sr. Unsec’d. Notes
5.625%	09/15/19		Baa2	330	335,415
Virginia Electric and Power Co., Sr. Unsec’d. Notes
5.00%	06/30/19		Baa1	120	125,363
8.875%	11/15/38	(a)	Baa1	795	1,130,883
Wachovia Bank NA, Sub. Notes
7.80%	08/18/10		Aa3	1,850	1,950,522
Wells Fargo & Co., Sr. Unsec’d. Notes
3.75%	10/01/14		A1	1,260	1,253,695
XTO Energy, Inc., Sr. Unsec’d. Notes
6.50%	12/15/18		Baa2	515	568,540
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.30%	09/15/19		Baa3	105	105,473
6.875%	11/15/37		Baa3	1,095	1,213,081

					82,405,025

TOTAL CORPORATE BONDS
(cost $118,250,616)					124,774,573

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Notes
0.875%	04/30/11			900	902,461
1.00%	07/31/11-08/31/11			5,630	5,644,963
1.50%	07/15/12			2,200	2,211,000
1.75%	08/15/12			440	444,537
2.375%	08/31/14-09/30/14			2,265	2,273,037
4.875%	04/30/11			1,780	1,896,604

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,325,055)					13,372,602

TOTAL LONG-TERM INVESTMENTS (cost $548,445,673)					586,746,731

	Shares
SHORT-TERM INVESTMENT — 15.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $100,329,169; includes $26,088,833 of cash collateral for securities on loan)(b)(w)	100,329,169	100,329,169

TOTAL INVESTMENTS(o) — 103.6% (cost $648,774,842)		687,075,900

Liabilities in excess of other assets(x) — (3.6)%		(23,812,176)

NET ASSETS — 100.0%		$663,263,724

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

ETF	Exchange Traded Funds

FDIC	Federal Deposit Insurance Corp.

GDR	Global Depositary Receipt

ISE	International Securities Exchange

MTN	Medium Term Note

PPS	Price Protected Security

PRFC	Preference Shares

REIT	Real Estate Investment Trust

XAMS	Amsterdam Stock Exchange

XLON	London Stock Exchange

XNYS	New York Stock Exchange

XTSE	Toronto Stock Exchange

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,350,599; cash collateral of $26,088,833 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(o)	As of September 30, 2009, 350 securities representing $67,752,789 and 10.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures, forward foreign currency exchange and cross currency exchange contracts as follows:

Futures contracts open at September 30, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2009	(Depreciation)
Long Positions:
581	Bovespa Indes	Oct 09	$20,380,440	$20,217,593	$162,847
45	Dax Index Futures	Dec 09	9,244,156	9,341,799	(97,643)
435	DJ Euro Stoxx 50	Dec 09	18,252,926	18,186,535	66,391
61	Hang Seng Index	Oct 09	8,258,844	8,223,140	35,704
504	S&P 500 Mini Futures	Dec 09	26,853,255	26,533,080	320,175
6	2 Years U.S. Treasury Notes	Dec 09	1,302,220	1,301,813	407
73	5 Years U.S. Treasury Notes	Dec 09	8,507,446	8,474,845	32,601
					520,482

Short Positions:
907	Mex Bolsa Index	Dec 09	19,512,957	19,754,820	241,863
48	2 Years U.S. Treasury Notes	Dec 09	10,465,032	10,414,501	(50,531)
431	5 Years U.S. Treasury Notes	Dec 09	50,624,252	50,036,406	(587,846)
347	10 Year U.S..Treasury Notes	Dec 09	41,517,182	41,059,860	(457,322)
331	30 Year U.S. Treasury Bond	Dec 09	40,783,924	40,175,125	(608,799)

					(1,462,635)

					$(942,153	)(1)

(1)	Cash of $10,529,647 has been segregated to cover requirements for open contracts at September 30, 2009.
Forward foreign currency exchange contracts outstanding at September 30, 2009:

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 12/17/09	Citigroup	AUD	378	$323,030	$331,118	$8,088
Expiring 12/17/09	Toronto Dominion	AUD	17,430	14,850,037	15,272,762	422,725
Expiring 12/17/09	Toronto Dominion	AUD	3,808	3,245,697	3,336,915	91,218
British Pound,
Expiring 10/22/09	Citigroup	GBP	2,757	4,436,980	4,406,099	(30,881)
Norwegian Krone,
Expiring 12/17/09	JPMorgan	NOK	8,856	1,519,671	1,529,096	9,425
Expiring 12/17/09	SEB	NOK	114,941	19,383,977	19,846,903	462,926
Expiring 12/17/09	SEB	NOK	17,714	2,988,882	3,058,714	69,832
Expiring 12/17/09	SEB	NOK	7,271	1,223,806	1,255,421	31,615

				$47,972,080	$49,037,028	$1,064,948

		Notional		Value at		Unrealized
		Amount		Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)
British Pound,
Expiring 10/22/09	JPMorgan	GBP	1,529	$2,497,868	$2,443,008	$54,860
Expiring 10/22/09	JPMorgan	GBP	749	1,252,693	1,196,374	56,319
Expiring 10/22/09	State Street	GBP	1,052	1,758,676	1,681,624	77,052
Expiring 10/22/09	State Street	GBP	480	801,848	766,717	35,131
Euro,
Expiring 10/22/09	Citigroup	EUR	20,725	28,958,058	30,327,866	(1,369,808)
Expiring 10/22/09	Citigroup	EUR	1,867	2,640,948	2,731,889	(90,941)
Expiring 10/22/09	Citigroup	EUR	949	1,343,689	1,389,340	(45,651)
Expiring 10/22/09	JPMorgan	EUR	1,326	1,887,839	1,940,584	(52,745)
Expiring 10/22/09	JPMorgan	EUR	927	1,331,447	1,355,861	(24,414)
Expiring 10/22/09	JPMorgan	EUR	636	915,019	930,073	(15,054)
Expiring 10/22/09	State Street	EUR	5,554	7,942,982	8,127,211	(184,229)
Japanese Yen,
Expiring 11/12/09	Citigroup	JPY	2,621,203	27,000,164	29,208,920	(2,208,756)
Expiring 11/12/09	Citigroup	JPY	122,801	1,282,874	1,368,407	(85,533)
Expiring 11/12/09	Citigroup	JPY	96,495	1,007,258	1,075,279	(68,021)
Expiring 11/12/09	Citigroup	JPY	70,625	734,608	787,000	(52,392)

				$81,355,971	$85,330,153	$(3,974,182)

Cross currency exchange contracts outstanding at September 30, 2009:

					In
					Exchange	Unrealized
Settlement	Type		Contracts (000)		For (000)	Depreciation	Counterparties
12/17/09	Sell	EUR	758	SEK	7,690	(6,009)	RBC
12/17/09	Sell	EUR	344	SEK	3,489	(2,330)	Toronto Dominion
12/17/09	Sell	EUR	632	SEK	6,397	(6,486)	State Street
12/17/09	Sell	EUR	2,518	SEK	25,515	(21,611)	Citibank
12/17/09	Sell	EUR	551	SEK	5,563	(8,361)	SEB
12/17/09	Sell	EUR	749	SEK	7,578	(8,538)	SEB
12/17/09	Sell	EUR	536	SEK	5,402	(8,450)	State Street
12/17/09	Sell	EUR	1,338	SEK	13,499	(20,707)	UBS
12/17/09	Sell	EUR	758	SEK	7,684	(6,768)	UBS
12/17/09	Sell	EUR	237	SEK	2,396	(2,570)	JPMorgan

						$(91,830)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks**	$380,842,166	$67,752,789	$—
Rights	2,521	—	—
Warrants	2,080	—	—
Corporate Bonds**	—	124,774,573	—
U.S. Treasury Obligations	—	13,372,602	—
Affiliated Money Market Mutual Fund	100,329,169	—	—

	$481,175,936	$205,899,964	$—
Other Financial Instruments*	(942,153)	(3,001,064)	—

Total	$480,233,783	$202,898,900	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	See Portfolio for country allocation.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stocks
Balance as of 12/31/08	$119,724
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(15,596)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(104,128)
Balance as of 9/30/09	$—
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2009 categorized by risk exposure:

Derivative Fair Value
at 9/30/09
Equity contracts	$733,938
Foreign exchange contracts	(3,001,064)
Interest rate contracts	(1,671,490)

Total	$(3,938,616)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2009 were as follows:

Exchange Traded Funds	25.1%
Affiliated Money Market Mutual Fund (3.9% represents investments purchased with collateral from securities on loan)	15.1
Telecommunications	5.9
Financial Services	5.0
Oil, Gas & Consumable Fuels	4.5
Banks	4.3
Foods	3.4
Insurance	2.4
Retail & Merchandising	2.3
Pharmaceuticals	2.2
U.S. Treasury Obligations	2.0
Oil & Gas	1.6
Commercial Services	1.5
Financial — Bank & Trust	1.4
Computer Services & Software	1.2
Diversified Financial Services	1.2
Commercial Banks	1.2
Transportation	1.1
Metals & Mining	1.1
Chemicals	1.0
Medical Supplies & Equipment	0.9
Electronic Components & Equipment	0.8
Media	0.8
Beverages	0.8
Tobacco	0.8
Healthcare Services	0.8
Utilities	0.7
Aerospace & Defense	0.7
Consumer Products & Services	0.6
Construction & Engineering	0.5
Electric	0.5
Agriculture	0.5
Semiconductors	0.5
Software	0.5
Entertainment & Leisure	0.5
Household Products	0.4
Healthcare Equipment & Supplies	0.4
Clothing & Apparel	0.4
Distribution/Wholesale	0.4
Diversified Telecommunication Services	0.4
Financial — Brokerage	0.3
Building Materials & Construction	0.3
Healthcare Products & Services	0.3
Cable Television	0.3
Diversified Operations	0.3
Industrial Conglomerates	0.3
Internet Software & Services	0.3
Biotechnology	0.3
Electronic Components	0.3
Computers	0.3
Automotive Parts	0.3
Airlines	0.3
Real Estate Investment Trusts	0.2
Environmental Services	0.2
Investment Companies	0.2
Industrial Products	0.2
Consumer Finance	0.2
Office Equipment	0.2
Office Equipment & Supplies	0.2
Restaurants	0.2
Computer Hardware	0.2
Diversified Metals	0.2
Pipelines	0.1
Machinery & Equipment	0.1
Automobile Manufacturers	0.1
Internet Services	0.1
Marine	0.1
Broadcasting	0.1
Advertising	0.1
Diversified	0.1
Hand/Machine Tools	0.1
Energy Equipment & Services	0.1
Office Property	0.1
Paper & Forest Products	0.1
Trading Companies & Distributors	0.1
Specialty Retail	0.1
Containers & Packaging	0.1
Building Materials	0.1
Coal	0.1
Holding Companies — Diversified	0.1
Cosmetics & Toiletries	0.1
Water	0.1
Printing & Publishing	0.1
Iron / Steel	0.1
Steel Producers/Products	0.1
Real Estate Management & Development	0.1
Education	0.1
Independent Power Producers & Energy Traders	0.1

103.6
Liabilities in excess of other assets	(3.6)

100.0%

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%

COMMON STOCKS

Biotechnology — 1.7%
Bio-Rad Laboratories, Inc. (Class A Stock)*	34,735	$3,191,452
Seattle Genetics, Inc.*	185,542	2,603,154

		5,794,606

Business Services — 1.4%
ICON PLC, ADR (Ireland)*(a)	193,678	4,743,174

Chemicals — 4.5%
Huntsman Corp.	952,265	8,675,134
Terra Industries, Inc.(a)	199,690	6,923,252

		15,598,386

Clothing & Apparel — 2.3%
True Religion Apparel, Inc.*(a)	306,533	7,948,401

Commercial Banks — 0.7%
UMB Financial Corp.	62,980	2,546,911

Commercial Services — 8.3%
Coinstar, Inc.*(a)	213,940	7,055,741
GEO Group, Inc. (The)*	357,240	7,205,531
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	270,821	6,645,947
Sotheby’s(a)	187,930	3,238,034
Waste Connections, Inc.*	169,893	4,903,112

		29,048,365

Commercial Services & Supplies — 1.0%
Monster Worldwide, Inc.*(a)	206,780	3,614,514

Communication Equipment — 0.5%
MasTec, Inc.*	133,947	1,627,456

Computer Hardware — 1.2%
Netezza Corp.*(a)	366,007	4,113,919

Computer Services & Software — 7.1%
ANSYS, Inc.*	175,611	6,580,144
Compellent Technologies, Inc.*(a)	357,929	6,460,619
Informatica Corp.*	196,285	4,432,115
Novell, Inc.*	497,673	2,244,505
Omniture, Inc.*	164,075	3,517,768
Radiant Systems, Inc.*	155,317	1,668,105

		24,903,256

Diversified Financial Services — 0.7%
Broadpoint Gleacher Securities, Inc.*(a)	303,804	2,533,725

Electronic Components — 2.0%
Universal Electronics, Inc.*	349,409	7,134,932

Electronic Components & Equipment — 7.3%
A123 Systems, Inc.*(a)	139,150	2,966,678
Advanced Energy Industries, Inc.*(a)	130,195	1,853,977
Coherent, Inc.*(a)	238,325	5,557,739
DTS, Inc.*(a)	242,319	6,634,694
GrafTech International Ltd.*	307,255	4,516,649
OYO Geospace Corp.*	157,315	4,063,446

		25,593,183

Entertainment & Leisure — 4.1%
Bally Technologies, Inc.*(a)	190,804	7,321,149
Shuffle Master, Inc.*	745,625	7,023,788

		14,344,937

Financial Services — 4.3%
Cash America International, Inc.(a)	333,379	10,054,711
Duff & Phelps Corp. (Class A Stock)	165,991	3,180,387
First Commonwealth Financial Corp.	283,616	1,610,939

		14,846,037

Healthcare Products — 3.7%
Cutera, Inc.*(a)	254,479	2,201,244
Thoratec Corp.*(a)	350,279	10,602,945

		12,804,189

Healthcare Providers & Services — 1.1%
Lincare Holdings, Inc.*(a)	119,612	3,737,875

Healthcare Services — 4.8%
Amedisys, Inc.*(a)	102,550	4,474,257
Centene Corp.*	221,580	4,196,725
Genoptix, Inc.*(a)	129,435	4,501,749
Psychiatric Solutions, Inc.*	127,565	3,413,639

		16,586,370

Healthcare Techology — 2.0%
Eclipsys Corp.*	360,202	6,951,899

Internet Services — 1.9%
TIBCO Software, Inc.*	681,898	6,471,212

Internet Software & Services — 1.1%
NetFlix, Inc.*(a)	81,075	3,743,233

Lodging — 0.4%
Choice Hotels International, Inc.	50,126	1,556,914

Machinery & Equipment — 0.9%
Regal-Beloit Corp.	72,380	3,308,490

Medical Supplies & Equipment — 4.5%
American Medical Systems Holdings, Inc.*	478,528	8,096,694
Quality Systems, Inc.(a)	86,735	5,340,274
Vital Images, Inc.*	171,785	2,150,748

		15,587,716

Metals & Mining — 1.5%
Northwest Pipe Co.*(a)	152,646	5,118,220

Oil & Gas — 3.4%
Lufkin Industries, Inc.	145,807	7,754,016
Whiting Petroleum Corp.*	71,205	4,099,984

		11,854,000

Pharmaceuticals — 5.1%
BioMarin Pharmaceutical, Inc.*(a)	265,830	4,806,206
Cubist Pharmaceuticals, Inc.*(a)	88,040	1,778,408
Herbalife Ltd.(Cayman Islands)	120,005	3,928,964
Onyx Pharmaceuticals, Inc.*	103,985	3,116,430
Regeneron Pharmaceuticals, Inc.*	138,557	2,674,150
Vivus, Inc.*	156,650	1,636,993

		17,941,151

Real Estate Investment Trust — 1.0%
Redwood Trust, Inc.(a)	217,662	3,373,761

Restaurants — 2.0%
BJ’s Restaurants, Inc.*(a)	347,250	5,205,278
Steak n Shake Co. (The)*	139,008	1,636,124

		6,841,402

Retail & Merchandising — 2.4%
Genesco, Inc.*(a)	352,084	8,474,662

Semiconductors — 7.9%
FormFactor, Inc.*	162,170	3,879,106
ON Semiconductor Corp.*(a)	773,744	6,383,388
Rovi Corp.*(a)	264,335	8,881,656
Teradyne, Inc.*(a)	891,790	8,249,058

		27,393,208

Semiconductors & Semiconductor Equipment — 2.4%
Varian Semiconductor Equipment Associates, Inc.*(a)	253,905	8,338,240

Software — 1.1%
MedAssets, Inc.*	178,279	4,023,757

Telecommunications — 1.8%
EMS Technologies, Inc.*	309,810	6,450,244

Transportation — 2.5%
Genco Shipping & Trading Ltd. (Marshall Island)(a)	147,460	3,064,219
Landstar System, Inc.	145,040	5,520,222

		8,584,441

TOTAL LONG-TERM INVESTMENTS (cost $285,434,074)		343,532,786

SHORT-TERM INVESTMENT — 31.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $108,604,673; includes $102,421,570 of cash collateral for securities on loan)(b)(w)	108,604,673	108,604,673

TOTAL INVESTMENTS — 129.8% (cost $394,038,747)		452,137,459

Liabilities in excess of other assets — (29.8)%		(103,720,240)

NET ASSETS — 100.0%		$348,417,219

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $98,612,549; cash collateral of $102,421,570 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$343,532,786	$—	$—
Affiliated Money Market Mutual Fund	108,604,673	—	—

	$452,137,459	$—	$—
Other Financial Instruments*	—	—	—

Total	$452,137,459	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%

COMMON STOCKS — 97.1%

Aerospace — 1.1%
BE Aerospace, Inc.*	122,077	$2,458,631
Curtiss-Wright Corp. (Class B Stock)	24,700	843,011
Esterline Technologies Corp.*	22,600	886,146
Moog, Inc. (Class A Stock)*	6,050	178,475
Triumph Group, Inc.	62,192	2,984,594

		7,350,857

Aerospace & Defense — 0.4%
Ducommun, Inc.	20,100	380,091
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	30,660	553,719
Teledyne Technologies, Inc.*	53,838	1,937,630

		2,871,440

Agriculture — 0.2%
Andersons, Inc. (The)	32,200	1,133,440

Airlines — 0.4%
AirTran Holdings, Inc.*(a)	28,900	180,625
JetBlue Airways Corp.*(a)	31,800	190,164
Republic Airways Holdings, Inc.*(a)	102,900	960,057
SkyWest, Inc.	74,900	1,241,842

		2,572,688

Apparel & Textile — 0.1%
Maidenform Brands, Inc.*	37,700	605,462

Automotive Components — 1.0%
Cooper Tire & Rubber Co.	286,821	5,042,313
Superior Industries International, Inc.	22,451	318,804
WABCO Holdings, Inc.	58,180	1,221,780

		6,582,897

Automotive Parts — 1.0%
Asbury Automotive Group, Inc.*	69,000	874,920
ATC Technology Corp.*	123,741	2,445,122
Group 1 Automotive, Inc.	37,700	1,012,245
Sonic Automotive, Inc. (Class A Stock)	54,400	571,200
Spartan Motors, Inc.	48,100	247,234
Standard Motor Products, Inc.	76,600	1,164,320

		6,315,041

Banks
Guaranty Bancorp*	28,400	42,032
TCF Financial Corp.(a)	19,503	254,319

		296,351

Beverages — 0.1%
Boston Beer Co., Inc. (Class A Stock)*	24,214	897,855

Biotechnology — 0.3%
Affymetrix, Inc.*	69,900	613,722
Alexion Pharmaceuticals, Inc.*	10,900	485,486
Celera Corp.*	12,200	76,006
Emergent Biosolutions, Inc.*	20,500	362,030
InterMune, Inc.*	3,800	60,534
Maxygen, Inc.*	20,500	137,145
Medivation, Inc.*	5,400	146,556
United Therapeutics Corp.*	5,800	284,142
XOMA Ltd. (Bermuda)*	132,100	107,001

		2,272,622

Broadcasting — 0.4%
Belo Corp. (Class A Stock)	228,488	1,236,120
Journal Communications, Inc. (Class A Stock)	109,600	403,328
Lin TV Corp. (Class A Stock)*	73,216	346,312
LodgeNet Interactive Corp.*	23,000	173,650
Sinclair Broadcast Group, Inc. (Class A Stock)	170,600	610,748

		2,770,158

Building Materials — 0.3%
ABM Industries, Inc.	13,000	273,520
Ameron International Corp.	9,600	671,808
Apogee Enterprises, Inc.	21,300	319,926
NCI Building Systems, Inc.*(a)	49,800	159,360
Nordic American Tanker Shipping (Bermuda)(a)	9,600	283,968
Trex Co., Inc.*	4,600	83,720

		1,792,302

Building Products — 0.6%
Gibraltar Industries, Inc.	216,725	2,875,941
Simpson Manufacturing Co., Inc.	34,783	878,618

		3,754,559

Business Services — 0.5%
Kforce, Inc.*	28,000	336,560
MAXIMUS, Inc.	2,500	116,500
Medidata Solutions, Inc.*	6,700	101,505
School Specialty, Inc.*(a)	66,454	1,576,289
Spherion Corp.*	61,500	381,915
Unisys Corp.*(a)	192,900	515,043
Viad Corp.	13,800	274,758

		3,302,570

Capital Markets — 1.3%
Affiliated Managers Group, Inc.*(a)	17,160	1,115,572
Cohen & Steers, Inc.(a)	104,920	2,518,080
Duff & Phelps Corp. (Class A Stock)	79,010	1,513,831
HFF, Inc. (Class A Stock)*	242,380	1,633,641
Raymond James Financial, Inc.	68,250	1,588,860
Thomas Weisel Partners Group, Inc.*	96,341	514,461

		8,884,445

Chemicals — 2.8%
Aceto Corp.	48,100	317,460
Cabot Corp.	60,575	1,399,888
Compass Minerals International, Inc.	15,900	979,758
Cytec Industries, Inc.	45,341	1,472,222
Ferro Corp.	169,530	1,508,817
Fuller (H.B.) Co.	53,100	1,109,790
Innophos Holdings, Inc.	25,500	471,750
Innospec, Inc.	23,000	339,250
International Flavors & Fragrances, Inc.	44,416	1,684,699
Koppers Holdings, Inc.	37,500	1,111,875
Minerals Technologies, Inc.	9,200	437,552

NewMarket Corp.	8,000	744,320
Olin Corp.	71,502	1,246,995
OM Group, Inc.*	68,285	2,075,181
PolyOne Corp.*	104,450	696,682
Rockwood Holdings, Inc.*	25,970	534,203
Schulman, (A.), Inc.	21,010	418,729
Solutia, Inc.*	28,400	328,872
Spartech Corp.	133,900	1,442,103

		18,320,146

Clothing & Apparel — 0.7%
Brown Shoe Co., Inc.	35,725	286,515
Deckers Outdoor Corp.*	5,900	500,615
G-III Apparel Group Ltd.*	24,300	343,845
Gymboree Corp.*(a)	11,800	570,884
Iconix Brand Group, Inc.*	65,800	820,526
Jones Apparel Group, Inc.	66,600	1,194,138
Quiksilver, Inc.*	12,600	34,650
Skechers USA, Inc. (Class A Stock)*	16,300	279,382
Warnaco Group, Inc. (The)*	16,300	714,918

		4,745,473

Commercial Banks — 4.2%
Bancorp, Inc. (The)*	151,254	865,173
Cascade Financial Corp.	21,441	36,450
City National Corp.(a)	23,620	919,527
CoBiz Financial, Inc.	170,440	848,791
Cullen/Frost Bankers, Inc.	30,932	1,597,328
First Security Group, Inc.	334,775	1,288,884
IBERIABANK Corp.	107,868	4,914,466
KeyCorp	234,040	1,521,260
PAB Bankshares, Inc.*	20,977	65,029
Signature Bank/New York*(a)	186,205	5,399,945
SVB Financial Group*(a)	42,920	1,857,148
Synovus Financial Corp.	451,574	1,693,402
Tompkins Trustco, Inc.(a)	17,920	783,104
Umpqua Holdings Corp.	208,757	2,212,824
Western Alliance Bancorp*	108,857	686,888
Wintrust Financial Corp.(a)	116,030	3,244,199

		27,934,418

Commercial Services — 1.3%
Bridgepoint Education, Inc.*	23,000	350,980
Deluxe Corp.	133,900	2,289,690
Diebold, Inc.	65,506	2,157,113
DynCorp International, Inc. (Class A Stock)*	92,100	1,657,800
HealthSpring, Inc.*	39,700	486,325
PHH Corp.*(a)	95,400	1,892,736

		8,834,644

Commercial Services & Supplies — 0.3%
United Stationers, Inc.*	47,070	2,241,003

Communications Equipment — 1.1%
Bel Fuse, Inc. (Class B Stock)	24,460	465,474
Black Box Corp.	126,541	3,174,914
Digi International, Inc.*	108,910	927,913
Plantronics, Inc.	94,740	2,539,979

		7,108,280

Computer Hardware — 0.1%
Imation Corp.	4,600	42,642
Insight Enterprises, Inc.*	31,400	383,394
Mercury Computer Systems, Inc.*	28,400	280,024
Quantum Corp.*	184,500	232,470

		938,530

Computer Services & Software — 2.6%
Aspen Technology, Inc.*	78,700	802,740
CACI International, Inc. (Class A Stock)*(a)	37,635	1,779,006
CIBER, Inc.*	110,000	440,000
Dynamics Research Corp.*	19,200	249,984
Emdeon, Inc. (Class A Stock)*	7,500	121,500
Gartner, Inc. (Class A Stock)*	34,700	633,969
infoGROUP, Inc.*	9,600	67,296
JDA Software Group, Inc.*	23,800	522,172
Mantech International Corp. (Class A Stock)*	5,900	278,244
MedAssets, Inc.*(a)	23,800	537,166
Netscout Systems, Inc.*	14,600	197,246
Parametric Technology Corp.*	161,600	2,233,312
Perot Systems Corp. (Class A Stock)*	107,364	3,188,711
Progress Software Corp.*	15,900	360,135
Quest Software, Inc.*	16,300	274,655
Radisys Corp.*	10,900	94,721
Rosetta Stone, Inc.*(a)	10,600	243,376
SPSS, Inc.*	3,300	164,835
Sybase, Inc.*(a)	81,160	3,157,124
Sykes Enterprises, Inc.*	22,200	462,204
SYNNEX Corp.*(a)	39,600	1,207,008
TIBCO Software, Inc.*	23,000	218,270
Virtusa Corp.*	7,100	67,379

		17,301,053

Computers & Peripherals — 0.1%
Rimage Corp.*	39,520	675,397

Computers — Networking — 0.6%
3Com Corp.*	404,200	2,113,966
Xyratex Ltd. (Bermuda)*	180,589	1,717,401

		3,831,367

Conglomerates — 0.3%
AZZ, Inc.*(a)	11,400	457,938
Teleflex, Inc.	30,950	1,495,195

		1,953,133

Construction — 0.2%
Brookfield Homes Corp.*(a)	10,900	72,812
Granite Construction, Inc.	33,680	1,042,059
Meritage Homes Corp.*(a)	4,200	85,260
Standard Pacific Corp.*	115,100	424,719

		1,624,850

Construction and Engineering — 0.3%
Tutor Perini Corp.*(a)	107,486	2,289,452

Consumer Products & Services — 1.0%
American Greetings Corp. (Class A Stock)	23,400	521,820
Buckeye Technologies, Inc.*	111,700	1,198,541
Central Garden & Pet Co.*(a)	106,849	1,255,476
G & K Services, Inc. (Class A Stock)	57,393	1,271,829
JAKKS Pacific, Inc.*	68,600	982,352
Jarden Corp.	6,551	183,886
Regis Corp.(a)	82,232	1,274,596
Steinway Musical Instruments, Inc.*	13,800	163,806

		6,852,306

Containers & Packaging — 0.9%
AptarGroup, Inc.	68,131	2,545,374
Silgan Holdings, Inc.	67,818	3,576,043

		6,121,417

Distribution/Wholesale
Brightpoint, Inc.*	23,800	208,250

Diversified Consumer Services — 0.4%
Sotheby’s(a)	29,050	500,532
Steiner Leisure Ltd. (Bahamas)*(a)	54,632	1,953,640

		2,454,172

Diversified Financial Services — 0.4%
Artio Global Investors, Inc.*	7,700	201,355
BGC Partners, Inc. (Class A Stock)	69,900	299,172
Financial Federal Corp.	95,760	2,363,357
Virtus Investment Partners, Inc.*	750	11,707

		2,875,591

Diversified Operations — 0.1%
Compass Diversified Holdings	22,600	236,622
Standex International Corp.	11,800	233,994

		470,616

Electric Utilities — 1.2%
MGE Energy, Inc.	35,500	1,295,040
NV Energy, Inc.	140,450	1,627,816
Portland General Electric Co.	254,899	5,026,608

		7,949,464

Electrical Equipment — 0.5%
Regal-Beloit Corp.	78,040	3,567,208

Electronic Components & Equipment — 3.1%
A123 Systems, Inc.*(a)	7,000	149,240
Anixter International, Inc.*	18,800	754,068
Arris Group, Inc.*	84,439	1,098,551
Belden, Inc.	111,457	2,574,657
Benchmark Electronics, Inc.*	38,950	701,100
Checkpoint Systems, Inc.*	22,200	364,968
Coherent, Inc.*	89,189	2,079,888
EnerSys*	73,200	1,619,184
FEI Co.*	25,500	628,575
GrafTech International Ltd.*	183,970	2,704,359
IDACORP, Inc.	24,893	716,670
Littelfuse, Inc.*(a)	89,493	2,348,296
OSI Systems, Inc.*	3,300	60,357
Plexus Corp.*	9,600	252,864
PowerSecure International, Inc.*	14,600	98,988
Synopsys, Inc.*	46,626	1,045,355
Technitrol, Inc.	11,400	104,994
TTM Technologies, Inc.*	79,500	911,865
VAALCO Energy, Inc.	63,200	290,720
Zebra Technologies Corp. (Class A Stock)*	82,695	2,144,281

		20,648,980

Electronic Equipment & Instruments
Encore Wire Corp.	10,000	223,400

Energy — Energy Resources — 0.1%
Parallel Petroleum Corp.*	197,100	624,807

Energy Equipment & Services — 0.6%
Gulf Island Fabrication, Inc.	62,090	1,163,567
ION Geophysical Corp.*	307,110	1,081,027
Matrix Service Co.*	73,520	799,163
National Oilwell Varco, Inc.*	12,370	533,518
Superior Well Services, Inc.*	31,190	301,919

		3,879,194

Entertainment & Leisure — 0.2%
Carmike Cinemas, Inc.*	26,400	266,904
Isle of Capri Casinos, Inc.*	20,500	241,695
Scientific Games Corp. (Class A Stock)*	67,822	1,073,622

		1,582,221

Environmental Services
Waste Services, Inc.*	7,900	36,498

Equipment Services — 0.1%
RPC, Inc.	19,125	200,430
Watsco, Inc.(a)	9,600	517,536

		717,966

Exchange Traded Funds — 1.3%
iShares Nasdaq Biotechnology Index Fund*(a)	11,767	957,363
iShares Russell 2000 Value Index Fund	131,310	7,422,954

		8,380,317

Financial — Bank & Trust — 6.3%
1st Source Corp.	8,400	136,920
1st United Bancorp, Inc.*	46,100	265,075
Ameris Bancorp.	17,453	124,790
BancFirst Corp.	7,500	276,975
Banco Latinoamericano de Exportaciones SA (Panama)	28,000	398,160
BancorpSouth, Inc.	67,575	1,649,506
Bank of the Ozarks, Inc.	10,900	289,177
Banner Corp.(a)	7,900	21,567
Berkshire Hills Bancorp, Inc.	10,500	230,370
Boston Private Financial Holdings, Inc.	116,173	756,286
Brookline Bancorp, Inc.	49,800	484,056
Cardinal Financial Corp.	135,811	1,117,725
Central Pacific Financial Corp.(a)	39,700	100,044
Chemical Financial Corp.	18,385	400,609
Citizens Republic Bancorp, Inc.*(a)	173,323	131,725
City Holding Co.	37,700	1,123,837
Columbia Banking System, Inc.	22,400	370,720
Community Bank System, Inc.	20,900	381,843
Community Trust Bancorp, Inc.	36,642	958,921
CVB Financial Corp.	200,000	1,518,000
East West Bancorp, Inc.	31,400	260,620
Farmers Capital Bank Corp.	7,500	134,100
Financial Institutions, Inc.	11,400	113,658
First Bancorp (Puerto Rico)(a)	68,600	209,230
First Bancorp (United States)	15,100	272,555
First Community Bancshares, Inc.	43,500	548,970
First Defiance Financial Corp.	6,300	93,933
First Financial Bancorp	227,041	2,735,844
First Financial Holdings, Inc.	13,000	207,610
First Horizon National Corp.*(a)	147,307	1,948,872
First Merchants Corp.	16,300	113,611
First Niagara Financial Group, Inc.	102,717	1,266,501
First South Bancorp, Inc.	5,800	66,700
FirstMerit Corp.	115,675	2,201,295

FNB Corp.	149,400	1,062,234
Hancock Holding Co.	41,249	1,549,725
Hawaiian Holdings, Inc.*	68,600	566,636
Heartland Financial USA, Inc.	7,500	110,625
Independent Bank Corp.	36,400	805,532
Lakeland Bancorp, Inc.	26,400	198,000
MainSource Financial Group, Inc.	12,670	86,156
Nara Bancorp, Inc.	29,300	203,635
National Penn Bancshares, Inc.(a)	211,295	1,291,012
NewAlliance Bancshares, Inc.(a)	104,785	1,121,199
Ocwen Financial Corp.*	81,200	919,184
Old Second Bancorp, Inc.	3,700	21,201
Oriental Financial Group, Inc. (Puerto Rico)	23,800	302,260
Pacific Capital Bancorp(a)	39,300	56,592
Pacific Continental Corp.	8,400	88,452
PacWest Bancorp(a)	140,351	2,673,687
Park National Corp.(a)	7,900	460,886
Penson Worldwide, Inc.*(a)	69,500	676,930
Peoples Bancorp, Inc.	19,900	259,695
Prosperity Bancshares, Inc.	26,800	932,372
Provident Financial Services, Inc.	46,000	473,340
Renasant Corp.	40,800	605,880
Republic Bancorp, Inc. (Class A Stock)(a)	13,146	262,394
S&T Bancorp, Inc.	18,400	238,464
Shore Bancshares, Inc.	2,900	48,517
Sierra Bancorp(a)	12,200	146,522
Simmons First National Corp. (Class A Stock)	10,500	302,505
South Financial Group, Inc. (The)	386,600	568,302
Southside Bancshares, Inc.	22,720	511,654
Southwest Bancorp, Inc.	20,900	293,436
Sterling Bancorp	18,800	135,736
Sterling Bancshares, Inc.	65,100	475,881
Sterling Financial Corp.*(a)	82,450	164,900
Suffolk Bancorp	6,700	198,387
Trico Bancshares	15,900	260,760
Trustmark Corp.	30,100	573,405
Union Bankshares Corp.	14,000	174,300
United Bankshares, Inc.(a)	10,500	205,695
United Community Banks, Inc.*(a)	36,799	183,995
Washington Trust Bancorp, Inc.	13,400	234,768
WesBanco, Inc.	19,200	296,832
West Bancorp, Inc.	17,100	84,816
Wilshire Bancorp, Inc.	28,400	208,456
Zions Bancorp(a)	55,983	1,006,015

		41,950,778

Financial — Brokerage — 0.3%
Knight Capital Group, Inc. (Class A Stock)*	77,400	1,683,450
Piper Jaffray Cos.*	7,100	338,812
Teton Advisors, Inc. (Class B Stock)*(a)	464	—

		2,022,262

Financial Institutions — 0.1%
Fifth Street Finance Corp.	14,600	159,578
Kayne Anderson Energy Development Co.(a)	13,690	181,119
Patriot Capital Funding, Inc.	34,395	140,331

		481,028

Financial Services — 1.9%
Advance America Cash Advance Centers, Inc.	38,100	213,360
Alliance Financial Corp.	3,300	89,265
Altisource Portfolio Solutions SA (Luxembourg)*	10,166	146,797
Assured Guaranty Ltd. (Bermuda)	108,400	2,105,128
CompuCredit Holdings Corp.*	20,100	94,671
Dime Community Bancshares	27,700	316,611
Dollar Financial Corp.*(a)	58,268	933,454
Doral Financial Corp. (Puerto Rico)*(a)	39,700	146,890
Encore Capital Group, Inc.*	24,300	326,835
Federated Investors, Inc. (Class B Stock)	31,578	832,712
Flushing Financial Corp.	13,900	158,460
Global Cash Access Holdings, Inc.*	65,300	477,343
Hallmark Financial Services*	18,400	148,120
Lakeland Financial Corp.	15,500	320,075
Max Capital Group Ltd. (Bermuda)	49,400	1,055,678
MCG Capital Corp.*	160,686	673,274
National Financial Partners Corp.*	8,800	76,736
NBT Bancorp, Inc.	31,800	716,772
Nelnet, Inc. (Class A Stock)*	72,700	904,388
Prospect Capital Corp.	32,169	344,530
Stifel Financial Corp.*(a)	13,400	735,660
TICC Capital Corp.	19,600	98,784
United Community Financial Corp.*	37,126	64,599
Waterstone Financial, Inc.*	800	4,048
World Acceptance Corp.*(a)	44,400	1,119,324
WSFS Financial Corp.	10,000	266,400

		12,369,914

Food — 1.4%
B&G Foods, Inc. (Class A Stock)	39,900	326,781
Chiquita Brands International, Inc.*(a)	55,700	900,112
Corn Products International, Inc.	82,860	2,363,167
Dean Foods Co.*	63,545	1,130,466
Fresh Del Monte Produce, Inc. (Cayman Islands)*	45,600	1,031,016
Nash-Finch Co.	25,101	686,261
Sanderson Farms, Inc.	60,795	2,288,324
TreeHouse Foods, Inc.*(a)	8,800	313,896

		9,040,023

Food & Staples Retailing — 0.7%
Casey’s General Stores, Inc.	109,176	3,425,943
Weis Markets, Inc.	32,840	1,049,238

		4,475,181

Food Products — 0.1%
Smithfield Foods, Inc.*(a)	47,560	656,328

Gas Utilities — 0.1%
Northwest Natural Gas Co.	20,310	846,115

Healthcare Providers & Services — 0.9%
Cross Country Healthcare, Inc.*	123,500	1,149,785

LifePoint Hospitals, Inc.*(a)	76,072	2,058,508
RehabCare Group, Inc.*	124,032	2,690,254

		5,898,547

Healthcare Services — 1.5%
American Dental Partners, Inc.*	20,500	287,000
AMERIGROUP Corp.*	14,600	323,682
AmSurg Corp.*	69,046	1,465,846
Cantel Medical Corp.*	31,400	472,884
Continucare Corp.*	15,900	48,018
Gentiva Health Services, Inc.*	60,300	1,508,103
HealthSouth Corp.*(a)	31,000	484,840
Magellan Health Services, Inc.*	16,300	506,278
Nighthawk Radiology Holdings, Inc.*	54,800	396,204
Protalix BioTherapeutics, Inc.*	24,300	200,718
Res-Care, Inc.*	85,079	1,208,973
Seattle Genetics, Inc.*	13,800	193,614
Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	31,000	519,870
Universal Health Services, Inc. (Class B Stock)	16,558	1,025,437
WellCare Health Plans, Inc.*	41,000	1,010,650

		9,652,117

Healthcare Technology — 0.1%
MedQuist, Inc.	63,900	406,404

Heathcare Equipment & Services — 0.1%
National Dentex Corp.*	85,247	726,304

Hotels, Restaurants & Leisure — 0.5%
Brinker International, Inc.	30,130	473,945
California Pizza Kitchen, Inc.*	55,030	859,568
CKE Restaurants, Inc.	101,710	1,066,938
Ruby Tuesday, Inc.*	68,200	574,244

		2,974,695

Household Durables — 1.1%
Furniture Brands International, Inc.*	59,000	326,270
La-Z-Boy, Inc.	64,400	557,060
Snap-on, Inc.	37,390	1,299,676
Tempur-Pedic International, Inc.*(a)	83,836	1,587,854
Tupperware Brands Corp.	82,180	3,280,626

		7,051,486

Household Products — 0.7%
Central Garden & Pet Co. (Class A Stock)*	335,959	3,672,032
Helen of Troy Ltd. (Bermuda)*	37,200	722,796
Prestige Brands Holdings, Inc.*	61,100	430,144

		4,824,972

Industrial Products — 1.7%
Actuant Corp. (Class A Stock)	21,800	350,108
Acuity Brands, Inc.	32,600	1,050,046
Barnes Group, Inc.	76,200	1,302,258
Brady Corp. (Class A Stock)	54,101	1,553,781
Ceradyne, Inc.*	17,600	322,608
EnPro Industries, Inc.*(a)	54,400	1,243,584
Interface, Inc. (Class A Stock)	127,866	1,061,288
Interline Brands, Inc.*	50,200	845,870
Myers Industries, Inc.	25,500	274,635
Tredegar Corp.	10,000	145,000
Watts Water Technologies, Inc. (Class A Stock)(a)	46,926	1,419,511
WESCO International, Inc.*	64,177	1,848,298

		11,416,987

Insurance — 6.7%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	73,770	3,535,796
American Equity Investment Life Holding Co.	181,908	1,276,994
American Physicians Capital, Inc.	16,433	473,435
American Safety Insurance Holding Ltd. (Bermuda)*	3,300	52,140
AMERISAFE, Inc.*	96,700	1,668,075
AmTrust Financial Services, Inc.	26,800	305,788
Arch Capital Group Ltd. (Bermuda)*	20,440	1,380,518
Argo Group International Holdings Ltd. (Bermuda)*	26,058	877,633
Aspen Insurance Holdings Ltd. (Bermuda)	49,000	1,297,030
CNA Surety Corp.*	125,980	2,040,876
Conseco, Inc.*	148,946	783,456
Delphi Financial Group, Inc. (Class A Stock)	70,300	1,590,889
EMC Insurance Group, Inc.	58,830	1,243,078
Employers Holdings, Inc.	223,653	3,462,148
Endurance Specialty Holdings Ltd. (Bermuda)	35,125	1,281,009
FPIC Insurance Group, Inc.*	2,500	83,875
Harleysville Group, Inc.	7,500	237,375
Horace Mann Educators Corp.	96,578	1,349,195
Infinity Property & Casualty Corp.	53,527	2,273,827
Meadowbrook Insurance Group, Inc.	473,120	3,501,088
Navigators Group, Inc.*	14,600	803,000
NYMAGIC, Inc.	6,300	108,738
Platinum Underwriters Holdings Ltd. (Bermuda)(a)	121,258	4,345,887
PMA Capital Corp. (Class A Stock)*	39,000	221,910
ProAssurance Corp.*	54,504	2,844,564
Radian Group, Inc.(a)	160,300	1,695,974
Reinsurance Group of America, Inc.(a)	64,461	2,874,960
RLI Corp.	3,800	200,564
Selective Insurance Group	48,100	756,613
Tower Group, Inc.	4,162	101,511
Zenith National Insurance Corp.	53,680	1,658,712

		44,326,658

Internet Services — 0.3%
Adaptec, Inc.*	28,800	96,192
EarthLink, Inc.	78,700	661,867
i2 Technologies, Inc.*	6,700	107,468
SonicWALL, Inc.*	18,000	151,200
United Online, Inc.	145,668	1,171,171

		2,187,898

IT Services — 0.5%
Avocent Corp.*	130,344	2,642,073
Vitacost.com, Inc.*	39,000	425,880

		3,067,953

Leisure Equipment & Products — 0.6%
Callaway Golf Co.	530,811	4,039,472

Life Science Tools & Services
Enzo Biochem, Inc.*	20,980	148,538

Machinery — 2.8%
Albany International Corp. (Class A Stock)	84,160	1,632,704
Altra Holdings, Inc.*	235,960	2,640,392
IDEX Corp.	82,691	2,311,213
Kaydon Corp.	119,817	3,884,467
Mueller Industries, Inc.	52,780	1,259,859
Mueller Water Products, Inc. (Class A Stock)	134,090	734,813
RBC Bearings, Inc.*	101,205	2,361,113
Wabtec Corp.(a)	97,900	3,674,187

		18,498,748

Machinery & Equipment — 1.2%
Applied Industrial Technologies, Inc.	100,200	2,120,232
Cascade Corp.	2,900	77,546
Chart Industries, Inc.*	15,100	326,009
Columbus McKinnon Corp.*	9,600	145,440
Gardner Denver, Inc.*	56,092	1,956,489
Kadant, Inc.*	63,687	772,523
Smith (A.O.) Corp.(a)	13,400	510,540
Tennant Co.	3,300	95,898
Terex Corp.*(a)	109,868	2,277,564

		8,282,241

Marine — 0.3%
Kirby Corp.*(a)	53,380	1,965,452

Media
Cumulus Media, Inc. (Class A Stock)*	4,900	8,477
Entercom Communications Corp. (Class A Stock)*	37,600	191,760
		200,237

Medical Products — 0.3%
Cooper Cos., Inc. (The)	62,437	1,856,252

Medical Supplies & Equipment — 1.0%
Alliance Imaging, Inc.*	9,600	54,336
CONMED Corp.*	75,351	1,444,479
Cypress Bioscience, Inc.*	10,000	81,700
Halozyme Therapeutics, Inc.*	13,300	94,563
Incyte Corp.*	31,000	209,250
Invacare Corp.	38,100	848,868
Kensey Nash Corp.*	36,393	1,053,577
Patterson Cos., Inc.*(a)	46,625	1,270,531
PSS World Medical, Inc.*	13,000	283,790
Savient Pharmaceuticals, Inc.*(a)	15,500	235,600
STERIS Corp.	13,000	395,850
Vital Images, Inc.*	32,600	408,152

		6,380,696

Metals & Mining — 1.6%
Ampco-Pittsburgh Corp.	5,400	143,586
Carpenter Technology Corp.	33,900	792,921
CIRCOR International, Inc.	13,800	389,988
Cliffs Natural Resources, Inc.	11,330	366,639
Coeur d’alene Mines Corp.*(a)	30,500	625,250
Globe Specialty Metals, Inc.*	23,800	214,676
Haynes International, Inc.*	70,820	2,253,492
Horsehead Holding Corp.*	81,730	957,876
Kaiser Aluminum Corp.	16,880	613,757
Metalico, Inc.*(a)	97,500	406,575
Olympic Steel, Inc.	23,140	663,887
Quanex Building Products Corp.	31,125	446,955
Royal Gold, Inc.	12,200	556,320
RTI International Metals, Inc.*	38,572	960,828
Stillwater Mining Co.*	56,100	376,992
USEC, Inc.*	24,300	113,967
Worthington Industries, Inc.	47,300	657,470

		10,541,179

Multi-Utilities — 0.1%
CMS Energy Corp.(a)	39,610	530,774

Office Equipment — 0.1%
ACCO Brands Corp.*	32,600	235,372
Ennis, Inc.	11,000	177,430
Knoll, Inc.	41,800	435,974

		848,776

Oil & Gas — 3.0%
Berry Petroleum Co. (Class A Stock)	108,168	2,896,739
Bolt Technology Corp.*	13,800	173,466
Cal Dive International, Inc.*	170,700	1,688,223
Complete Production Services, Inc.*	20,100	227,130
Delek US Holdings, Inc.	2,500	21,425
EXCO Resources, Inc.*	79,900	1,493,331
Global Industries Ltd.*	80,800	767,600
Goodrich Petroleum Corp.*(a)	71,799	1,853,132
Gulfport Energy Corp.*	129,300	1,130,082
Headwaters, Inc.*	43,100	166,797
Key Energy Services, Inc.*	216,250	1,881,375
Lufkin Industries, Inc.	6,700	356,306
Parker Drilling Co.*	58,600	319,956
Pioneer Drilling Co.*	19,200	140,928
Rosetta Resources, Inc.*	39,300	577,317
Stone Energy Corp.*	29,300	477,883
Swift Energy Co.*(a)	154,794	3,665,522
TETRA Technologies, Inc.*	45,600	441,864
TGC Industries, Inc.*	13,000	63,050
Toreador Resources Corp.	11,300	112,887
Western Refining, Inc.*	36,800	237,360
WGL Holdings, Inc.	31,000	1,027,340

		19,719,713

Oil, Gas & Consumable Fuels — 0.6%
Bill Barrett Corp.*	47,960	1,572,608
Denbury Resources, Inc.*	34,444	521,138
Rex Energy Corp.*	90,510	755,758
St. Mary Land & Exploration Co.	17,660	573,244
XTO Energy, Inc.	16,200	669,384

		4,092,132

Paper & Forest Products — 0.9%
Louisiana-Pacific Corp.*	152,540	1,017,442
Neenah Paper, Inc.	86,123	1,013,668
Rock-Tenn Co. (Class A Stock)	50,600	2,383,766
Schweitzer-Mauduit International, Inc.	20,900	1,136,124
Universal Forest Products, Inc.	15,900	627,414

		6,178,414

Personal Services — 0.2%
GEO Group, Inc. (The)*	20,100	405,417

Stewart Enterprises, Inc. (Class A Stock)	116,700	610,341

		1,015,758

Pharmaceuticals — 0.2%
Ariad Pharmaceuticals, Inc.*	60,600	134,532
Auxilium Pharmaceuticals, Inc.*	4,200	143,682
Cadence Pharmaceuticals, Inc.*	10,900	120,554
Par Pharmaceutical Cos., Inc.*	8,400	180,684
Pharmasset, Inc.*	5,000	105,700
Valeant Pharmaceuticals International*	11,000	308,660
XenoPort, Inc.*	5,400	114,642

		1,108,454

Printing & Publishing — 0.4%
Consolidated Graphics, Inc.*	15,100	376,745
Courier Corp.	45,920	695,688
Valassis Communications, Inc.*	73,600	1,315,968

		2,388,401

Professional Services — 1.1%
CDI Corp.	890	12,505
COMSYS IT Partners, Inc.*	70,730	452,672
Korn/Ferry International*	31,590	460,898
TrueBlue, Inc.*	117,260	1,649,848
Watson Wyatt Worldwide, Inc. (Class A Stock)	101,609	4,426,088

		7,002,011

Publishing
AH Belo Corp. (Class A Stock)	38,500	124,355

Railroads
Portec Rail Products, Inc.	2,100	19,929

Real Estate Investment Trusts — 6.6%
American Campus Communities, Inc.	14,200	381,270
Anthracite Capital, Inc.*(a)	240,100	252,105
Anworth Mortgage Asset Corp.	80,800	636,704
Ashford Hospitality Trust, Inc.*	62,700	216,942
Associated Estates Realty Corp.	16,700	160,654
BioMed Realty Trust, Inc.(a)	154,927	2,137,993
CBL & Associates Properties, Inc.(a)	308,581	2,993,236
Cogdell Spencer, Inc.	47,390	227,472
Colonial Properties Trust	46,400	451,472
Corporate Office Properties Trust(a)	11,990	442,191
Cousins Properties, Inc.(a)	60,302	499,301
Cypress Sharpridge Investments, Inc.	19,200	272,640
DCT Industrial Trust, Inc.(a)	173,700	887,607
Developers Diversified Realty Corp.(a)	78,200	722,568
DiamondRock Hospitality Co.*	86,600	701,460
EastGroup Properties, Inc.	12,840	490,745
Education Realty Trust, Inc.	243,204	1,442,200
Entertainment Properties Trust	29,300	1,000,302
Equity LifeStyle Properties, Inc.	20,100	860,079
Equity One, Inc.(a)	116,857	1,831,149
Extra Space Storage, Inc.	30,100	317,555
First Industrial Realty Trust, Inc.	116,300	610,575
First Potomac Realty Trust(a)	37,200	430,032
Glimcher Realty Trust	140,200	514,534
Government Properties Income Trust*	10,500	252,105
Hersha Hospitality Trust	25,200	78,120
Home Properties, Inc.	7,500	323,175
Inland Real Estate Corp.	45,600	399,456
Invesco Mortgage Capital, Inc.*	6,300	137,655
iStar Financial, Inc.*(a)	123,800	376,352
LaSalle Hotel Properties(a)	137,500	2,703,250
Lexington Realty Trust(a)	269,731	1,375,628
LTC Properties, Inc.	31,800	764,472
MFA Mortgage Investments, Inc.	434,344	3,457,378
Mid-America Apartment Communities, Inc.(a)	75,691	3,415,935
National Retail Properties, Inc.(a)	100,400	2,155,588
NorthStar Realty Finance Corp.(a)	109,350	383,818
Omega Healthcare Investors, Inc.(a)	64,900	1,039,698
Parkway Properties, Inc.	56,100	1,105,170
Pennsylvania Real Estate Investment Trust(a)	120,100	913,961
Pennymac Mortgage Investment Trust*	11,400	226,974
PS Business Parks, Inc.	8,800	451,616
Resource Capital Corp.	26,800	145,792
Saul Centers, Inc.	34,820	1,117,722
Senior Housing Properties Trust	136,710	2,612,528
Strategic Hotels & Resorts, Inc.*	38,500	99,715
Sun Communities, Inc.	29,300	630,536
Sunstone Hotel Investors, Inc.*(a)	67,020	475,842
Washington Real Estate Investment Trust(a)	18,090	520,992

		43,644,264

Real Estate Management & Development — 0.5%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	78,515	921,766
Jones Lang LaSalle, Inc.	56,200	2,662,194

		3,583,960

Registered Investment Companies — 0.2%
Allied Capital Corp.	80,700	247,749
American Capital Ltd.*(a)	191,600	618,868
Gladstone Capital Corp.	24,300	216,999

		1,083,616

Restaurants — 0.3%
CEC Entertainment, Inc.*(a)	32,200	832,692
Einstein Noah Restaurant Group, Inc.*	19,200	231,168
Ruth’s Hospitality Group, Inc.*	177,000	746,940

		1,810,800

Retail & Merchandising — 3.8%
Abercrombie & Fitch Co. (Class A Stock)(a)	34,228	1,125,417
Bebe Stores, Inc.	85,931	632,452
Cabela’s, Inc.*	66,300	884,442
Cash America International, Inc.(a)	58,600	1,767,376
Collective Brands, Inc.*(a)	37,700	653,341
Core-Mark Holding Co., Inc.*	24,700	706,420
Dress Barn, Inc.*(a)	50,800	910,844
DSW, Inc. (Class A Stock)*(a)	109,189	1,743,748
Ethan Allen Interiors, Inc.(a)	74,328	1,226,412

Finish Line, Inc. (The) (Class A Stock)	54,000	548,640
hhgregg, Inc.*	11,000	186,340
Houston Wire & Cable Co.	9,200	101,660
Jo-Ann Stores, Inc.*	6,300	169,029
Jos. A. Bank Clothiers, Inc.*	30,800	1,378,916
Men’s Wearhouse, Inc. (The)	83,218	2,055,485
Oxford Industries, Inc.	26,400	520,080
Pantry, Inc. (The)*	146,486	2,296,900
PC Connection, Inc.*	10,000	54,400
PC Mall, Inc.*	9,600	65,856
Perry Ellis International, Inc.*	108,150	1,734,726
PetSmart, Inc.	101,330	2,203,928
RC2 Corp.*	20,500	292,125
Rent-A-Center, Inc.*	122,200	2,307,136
World Fuel Services Corp.	22,600	1,086,382
Zale Corp.*(a)	73,600	526,240

		25,178,295

Road & Rail — 0.6%
Genesee & Wyoming, Inc. (Class A Stock)*	31,700	961,144
J.B. Hunt Transport Services, Inc.(a)	49,950	1,604,894
Landstar System, Inc.	32,140	1,223,248

		3,789,286

Semiconductors — 1.1%
Amkor Technology, Inc.*	63,200	434,816
Applied Micro Circuits Corp.*	45,825	457,792
DSP Group, Inc.*	26,800	218,152
Emulex Corp.*	122,802	1,263,632
Lattice Semiconductor Corp.*	35,100	78,975
MKS Instruments, Inc.*	28,900	557,481
Photronics, Inc.*	34,800	164,952
PMC — Sierra, Inc.*	91,200	871,872
Richardson Electronics Ltd.	75,348	384,275
Semtech Corp.*	20,500	348,705
Sigma Designs, Inc.*(a)	18,400	267,352
Skyworks Solutions, Inc.*(a)	155,300	2,056,172
Veeco Instruments, Inc.*	15,900	370,788

		7,474,964

Semiconductors & Semiconductor Equipment — 2.3%
Entegris, Inc.*	500,971	2,479,806
Exar Corp.*	193,142	1,419,594
Fairchild Semiconductor International, Inc.*	199,730	2,043,238
Omnivision Technologies, Inc.*	126,010	2,051,443
ON Semiconductor Corp.*(a)	295,760	2,440,020
Varian Semiconductor Equipment Associates, Inc.*	65,740	2,158,901
Verigy Ltd. (Singapore)*	255,990	2,974,604

		15,567,606

Software — 1.7%
Citrix Systems, Inc.*(a)	75,390	2,957,550
CSG Systems International, Inc.*(a)	20,500	328,205
EPIQ Systems, Inc.*	49,710	720,795
Lawson Software, Inc.*	796,794	4,971,994
McAfee, Inc.*	26,558	1,162,975
Take-Two Interactive Software, Inc.*(a)	80,800	905,768

		11,047,287

Specialty Retail — 0.8%
Cato Corp. (The) (Class A Stock)	137,117	2,782,104
Children’s Place Retail Stores, Inc. (The)*	24,970	748,101
MarineMax, Inc.*	88,510	691,263
Williams-Sonoma, Inc.	58,000	1,173,340

		5,394,808

Telecommunications — 0.9%
Atlantic Tele-Network, Inc.	7,900	422,018
Cincinnati Bell, Inc.*	247,700	866,950
Consolidated Communications Holdings, Inc.	10,500	168,105
CPI International, Inc.*	6,300	70,497
DigitalGlobe, Inc.*	37,700	843,349
Harris Stratex Networks, Inc. (Class A Stock)*	25,100	175,700
LogMeIn, Inc.*	8,400	153,804
MasTec, Inc.*	42,300	513,945
Polycom, Inc.*(a)	12,600	337,050
Premiere Global Services, Inc.*	59,400	493,614
RF Micro Devices, Inc.*	25,900	140,637
SolarWinds, Inc.*	10,900	240,127
Symmetricon, Inc.*	21,300	110,334
Syniverse Holdings, Inc.*	47,700	834,750
Tekelec*	31,800	522,474
USA Mobility, Inc.	7,500	96,600
Virgin Mobile USA, Inc. (Class A Stock)*	52,700	263,500

		6,253,454

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.*	73,200	1,954,440
Fossil, Inc.*	37,620	1,070,289
Hanesbrands, Inc.*	106,470	2,278,458
Timberland Co. (Class A Stock)*(a)	114,975	1,600,452

		6,903,639

Thrifts & Mortgage Finance — 0.2%
MGIC Investment Corp.*(a)	63,200	468,312
Westfield Financial, Inc.	104,140	882,066

		1,350,378

Trading Companies & Distributors — 0.2%
Rush Enterprises, Inc. (Class A Stock)*	83,360	1,077,011

Transportation — 1.1%
Aircastle Ltd. (Bermuda)	39,300	380,031
Arkansas Best Corp.	19,700	589,818
Atlas Air Worldwide Holdings, Inc.*	21,800	696,946
DHT Maritime, Inc. (Marshall Islands)	28,800	108,288
GulfMark Offshore, Inc.*	49,400	1,617,356
Heartland Express, Inc.	31,400	452,160
Horizon Lines, Inc. (Class A Stock)	67,400	427,990
International Shipholding Corp.	11,800	363,558
Kansas City Southern*(a)	49,987	1,324,156
Knight Transportation, Inc.	5,000	83,900
Knightsbridge Tankers Ltd. (Bermuda)	25,100	327,304
Marten Transport Ltd.*	20,100	342,906
Pacer International, Inc.	79,500	306,870

PHI, Inc.*	400	8,112
Saia, Inc.*	28,500	458,280

		7,487,675

Utilities — 4.2%
AGL Resources, Inc.	72,260	2,548,610
American States Water Co.	9,600	347,328
Avista Corp.	34,600	699,612
California Water Service Group	12,200	475,068
Chesapeake Utilities Corp.	7,900	244,821
Cleco Corp.	37,700	945,516
Comfort Systems USA, Inc.	77,000	892,430
El Paso Electric Co.*	61,500	1,086,705
EMCOR Group, Inc.*	188,550	4,774,086
Great Plains Energy, Inc.	251,844	4,520,600
New Jersey Resources Corp.	84,239	3,058,718
Piedmont Natural Gas Co., Inc.	17,600	421,344
South Jersey Industries, Inc.	30,262	1,068,249
Southwest Gas Corp.	62,400	1,596,192
UIL Holdings Corp.	17,600	464,464
UniSource Energy Corp.	74,100	2,278,575
Westar Energy, Inc.	134,408	2,622,300

		28,044,618

TOTAL COMMON STOCKS (cost $614,546,023)		644,801,683

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Note(k) (cost $953,967)
3.125%	11/30/09	$950	954,602

TOTAL LONG-TERM INVESTMENTS (cost $615,499,990)			645,756,285

	Shares
SHORT-TERM INVESTMENT — 17.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $113,775,257; includes $93,733,404 of cash collateral for securities on loan)(b)(w)	113,775,257	113,775,257

TOTAL INVESTMENTS — 114.4% (cost $729,275,247)		759,531,542

Liabilities in excess of other assets(x) — (14.4)%		(95,466,432)

NET ASSETS — 100.0%		$664,065,110

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $89,208,111; cash collateral of $93,733,404 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contract as follows:
Future contracts open at September 30, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	September 30, 2009	Appreciation(1)
Long Position:
108	Russell 2000 Mini	Dec 09	$6,336,155	$6,512,400	$176,245

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$644,801,683	$—	$—
U.S. Treasury Obligation	—	954,602	—
Affiliated Money Market Mutual Fund	113,775,257	—	—

	$758,576,940	$954,602	$—
Other Financial Instruments*	176,245	—	—

Total	$758,753,185	$954,602	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments. As of September 30, 2009, the Portfolio had one Level 3 security with a fair value of $0.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%

COMMON STOCKS — 65.4%

Advertising — 0.2%
Aegis Group PLC (United Kingdom)	212,745	$380,800
Lamar Advertising Co. (Class A Stock)*(a)	13,000	356,720
Omnicom Group, Inc.	49,300	1,821,142
WPP Group PLC (United Kingdom)	93,805	805,045

		3,363,707

Aerospace — 1.3%
Boeing Co. (The)	55,200	2,989,080
Finmeccanica SpA (Italy)	67,387	1,191,224
General Dynamics Corp.	24,300	1,569,780
Goodrich Corp.	14,500	787,930
Lockheed Martin Corp.	38,900	3,037,312
Northrop Grumman Corp.	24,100	1,247,175
Raytheon Co.	23,800	1,141,686
Rockwell Collins, Inc.	14,700	746,760
Rolls-Royce Group PLC (United Kingdom)*	97,958	737,049
Teledyne Technologies, Inc.*	7,400	266,326
Triumph Group, Inc.	7,300	350,327
United Technologies Corp.	84,500	5,148,585

		19,213,234

Airlines — 0.1%
AirTran Holdings, Inc.*(a)	23,300	145,625
AMR Corp.*	18,400	146,280
SkyWest, Inc.	10,900	180,722
Southwest Airlines Co.	90,200	865,920

		1,338,547

Automobile Manufacturers — 0.7%
Bayerische Motoren Werke AG (Germany)	32,382	1,561,383
Harley-Davidson, Inc.	56,700	1,304,100
Honda Motor Co. Ltd. (Japan)	29,600	898,945
Oshkosh Corp.	17,100	528,903
PACCAR, Inc.	53,200	2,006,172
Thor Industries, Inc.	5,500	170,225
Toyota Motor Corp. (Japan)	66,200	2,632,808
Volkswagen AG (PRFC Shares) (Germany)	6,105	711,041
Winnebago Industries, Inc.*	13,000	191,230

		10,004,807

Automotive Parts — 0.3%
Aisin Seiki Co. Ltd. (Japan)	30,000	728,645
Autoliv, Inc. AB	14,387	483,945
AutoZone, Inc.*	6,200	906,564
GKN PLC (United Kingdom)*	365,404	663,979
H&E Equipment Services, Inc.*	4,000	45,320
Johnson Controls, Inc.	62,200	1,589,832
Koito Manufacturing Co. Ltd. (Japan)	32,000	442,540

		4,860,825

Beverages — 1.5%
Boston Beer Co., Inc. (Class A Stock)*	11,000	407,880
Cia Cervecerias Unidas SA, ADR (Chile)(a)	17,800	611,252
Coca-Cola Co. (The)	164,100	8,812,170
Kirin Holdings Co. Ltd. (Japan)	64,000	980,217
Pepsi Bottling Group, Inc.	10,200	371,688
PepsiCo, Inc.	150,800	8,845,928
Pernod-Ricard SA (France)	21,467	1,704,832
Reed’s, Inc.*	30,500	68,625

		21,802,592

Biotechnology — 0.1%
Illumina, Inc.*(a)	12,700	539,750
Incyte Corp.*	14,700	99,225
Maxygen, Inc.*	27,500	183,975

		822,950

Building Materials — 0.3%
Boral Ltd. (Australia)	98,119	525,671
Bouygues SA (France)	28,847	1,466,918
Cemex SAB de CV (Mexico)*	321,976	415,561
Masco Corp.(a)	81,500	1,052,980
Sherwin-Williams Co. (The)	2,100	126,336
Universal Forest Products, Inc.	11,000	434,060
USG Corp.*	11,000	188,980

		4,210,506

Business Services — 0.2%
Bureau Veritas SA (France)	14,806	835,459
Corporate Executive Board Co. (The)	6,800	169,320
Fidelity National Information Services, Inc.(a)	23,100	589,281
FTI Consulting, Inc.*	7,300	311,053
Manpower, Inc.	10,900	618,139
Navigant Consulting, Inc.*	18,500	249,750
Robert Half International, Inc.	24,900	622,998
Senomyx, Inc.*	45,800	184,574

		3,580,574

Chemicals — 0.9%
Air Water, Inc. (Japan)	42,000	482,398
Albemarle Corp.	12,700	439,420
American Vanguard Corp.	27,700	230,187
Arch Chemicals, Inc.	14,650	439,354
Asahi Kasei Corp. (Japan)	111,000	563,791
BASF SE (Germany)	31,882	1,689,369
Cabot Corp.	15,100	348,961
Dow Chemical Co. (The)	39,400	1,027,158
E.I. du Pont de Nemours & Co.	83,159	2,672,730
Hitachi Chemical Co. Ltd. (Japan)	38,100	776,574
Mosaic Co. (The)	10,700	514,349
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	3,000	271,020
Sigma-Aldrich Corp.	10,200	550,596
Symyx Technologies, Inc.*	33,200	219,784
Syngenta AG (Switzerland)	4,114	945,232
Tosoh Corp. (Japan)	125,000	315,117
Wacker Chemie AG (Germany)	8,824	1,376,361

		12,862,401

Clothing & Apparel — 0.4%
Adidas AG (Germany)	36,309	1,921,822
Anvil Holdings, Inc.*(g)	125	125
Cintas Corp.	6,300	190,953
Coach, Inc.	43,300	1,425,436

NIKE, Inc. (Class B Stock)(a)	28,900	1,869,830

		5,408,166

Commercial Banks — 0.5%
DnB NOR ASA (Norway)*	151,000	1,748,914
Home Bancshares, Inc.	13,868	303,986
Julius Baer Holding AG (Switzerland)	24,030	1,199,993
KeyCorp	158,900	1,032,850
Standard Chartered PLC (United Kingdom)	114,462	2,820,757
Western Alliance Bancorp*	14,900	94,019
Wilmington Trust Corp.	12,600	178,920

		7,379,439

Commercial Services — 0.4%
Benesse Holdings, Inc. (Japan)	24,600	1,204,085
Companhia Brasileira de Meios de Pagamento (Brazil)	145,200	1,438,395
Dollar Thrifty Automotive Group, Inc.*	14,600	359,014
H&R Block, Inc.	44,800	823,424
Huron Consulting Group, Inc.*	5,500	142,065
Jackson Hewitt Tax Service, Inc.	10,100	51,510
Paychex, Inc.	19,800	575,190
QinetiQ Group PLC (United Kingdom)	305,623	687,715
Western Union Co. (The)	71,700	1,356,564

		6,637,962

Computer Hardware — 2.6%
Apple, Inc.*	70,900	13,142,733
Computer Sciences Corp.*	13,400	706,314
Dell, Inc.*	180,200	2,749,852
Hewlett-Packard Co.	182,500	8,615,825
International Business Machines Corp.	92,750	11,093,828
Isilon Systems, Inc.*	38,600	235,460
Palm, Inc.*(a)	49,200	857,556
SanDisk Corp.*(a)	58,100	1,260,770

		38,662,338

Computer Services & Software — 3.4%
3D Systems Corp.*	15,500	143,065
Accenture PLC (Ireland)	59,500	2,217,565
Activision Blizzard, Inc.*(a)	46,654	578,043
American Reprographics Co.*	33,100	315,112
Art Technology Group, Inc.*	65,600	253,216
Autodesk, Inc.*	117,800	2,803,640
Automatic Data Processing, Inc.	47,400	1,862,820
Autonomy Corp. PLC (United Kingdom)*	26,826	698,388
Avid Technology, Inc.*(a)	14,900	209,941
CA, Inc.	71,400	1,570,086
Cadence Design Systems, Inc.*	47,800	350,852
Cisco Systems, Inc.*	317,500	7,473,950
Electronic Arts, Inc.*	25,300	481,965
EMC Corp.*	150,400	2,562,816
F5 Networks, Inc.*	18,200	721,266
FactSet Research Systems, Inc.	5,800	384,192
Fiserv, Inc.*	13,100	631,420
Global Payments, Inc.(a)	10,900	509,030
Intuit, Inc.*	24,600	701,100
Jack Henry & Associates, Inc.	20,000	469,400
Logica PLC (United Kingdom)	187,590	390,038
McAfee, Inc.*	36,300	1,589,577
Microsoft Corp.	732,000	18,951,480
NetApp, Inc.*(a)	30,600	816,408
NS Solutions Corp. (Japan)	21,000	383,112
Red Hat, Inc.*	98,680	2,727,515
Salary.com, Inc.*	26,700	84,906
SYNNEX Corp.*(a)	14,700	448,056
Tech Data Corp.*	12,800	532,608
Websense, Inc.*	18,400	309,120

		51,170,687

Conglomerates — 0.4%
Altria Group, Inc.	153,400	2,732,054
DCC PLC (Ireland)	57,187	1,476,539
Hutchison Whampoa Ltd. (Hong Kong)	117,400	844,299
Jardine Cycle & Carriage Ltd. (Singapore)	42,000	720,568

		5,773,460

Construction — 0.4%
Carillion PLC (United Kingdom)	176,861	778,424
China Railway Construction Corp. (Class H Stock) (China)	814,000	1,078,553
Fluor Corp.	18,600	945,810
Insituform Technologies, Inc. (Class A Stock)*	18,400	352,176
McDermott International, Inc. (Panama)*	36,500	922,355
Toll Brothers, Inc.*(a)	20,000	390,800
Vulcan Materials Co.(a)	25,300	1,367,971

		5,836,089

Consumer Products & Services — 2.4%
Avon Products, Inc.	14,300	485,628
Clorox Co.	33,700	1,982,234
Colgate-Palmolive Co.(a)	15,400	1,174,712
Harman International Industries, Inc.	4,000	135,520
Johnson & Johnson	209,146	12,734,900
Kimberly-Clark Corp.	59,100	3,485,718
L’Oreal SA (France)	17,234	1,713,665
Procter & Gamble Co.	245,355	14,210,940
Rent-A-Center, Inc.*	20,600	388,928

		36,312,245

Distribution/Wholesale — 0.3%
Fastenal Co.	3,700	143,190
Fossil, Inc.*	12,900	367,005
Genuine Parts Co.	4,500	171,270
Mitsubishi Corp. (Japan)	78,300	1,574,795
Mitsui & Co. Ltd. (Japan)	90,200	1,173,474
Pool Corp.	18,612	413,559
Taleo Corp. (Class A Stock)*(a)	12,800	289,792

		4,133,085

Diversified Manufacturing
John Bean Technologies Corp.	1,924	34,959

Diversified Operations — 1.6%
3M Co.	69,600	5,136,480
A.O. Smith Corp.(a)	12,800	487,680
Danaher Corp.	42,900	2,888,028
Deere & Co.	47,900	2,055,868
General Electric Co.	672,900	11,049,018
Honeywell International, Inc.	57,600	2,139,840
Koppers Holdings, Inc.	14,600	432,890

		24,189,804

Electric — 0.3%
Edison International	21,600	725,328
NiSource, Inc.	7,900	109,731
NRG Energy, Inc.*(a)	92,200	2,599,118
Pepco Holdings, Inc.	40,300	599,664
RRI Energy, Inc.*(a)	45,800	327,012

		4,360,853

Electric — Integrated — 0.6%
Allegheny Energy, Inc.	25,000	663,000
American Electric Power Co., Inc.	69,300	2,147,607
Duke Energy Corp.	60,300	949,122
Exelon Corp.	41,200	2,044,344
Pinnacle West Capital Corp.	17,400	571,068
Progress Energy, Inc.	14,400	562,464
Scottish & Southern Energy PLC (United Kingdom)	81,283	1,523,764

		8,461,369

Electronic Components & Equipment — 1.1%
Advanced Energy Industries, Inc.*(a)	25,700	365,968
Agilent Technologies, Inc.*	25,400	706,882
American Science & Engineering, Inc.	5,600	381,024
AVX Corp.	26,400	314,952
Belden, Inc.	5,150	118,965
Cooper Industries PLC (Class A Stock) (Ireland)(a)	22,000	826,540
CyberOptics Corp.*	9,400	63,262
Emerson Electric Co.	25,900	1,038,072
Energizer Holdings, Inc.*	5,500	364,870
Fanuc Ltd. (Japan)	5,500	491,210
General Cable Corp.*(a)	7,300	285,795
Gentex Corp.	31,300	442,895
Hosiden Corp. (Japan)	44,700	602,693
Koninklijke (Royal) Philips Electronics NV (Netherlands)	46,242	1,126,005
LG Display Co. Ltd. (South Korea)	30,780	883,540
Mitsubishi Electric Corp. (Japan)*	249,000	1,881,476
Nikon Corp. (Japan)	45,000	819,610
Nippon Electric Glass Co. Ltd. (Japan)	107,000	973,732
Plexus Corp.*	9,300	244,962
Samsung Electronics Co. Ltd. (South Korea)	1,184	817,421
Tyco Electronics Ltd. (Switzerland)	52,050	1,159,674
Venture Corp. Ltd. (Singapore)	52,000	330,687
Wacom Co. Ltd. (Japan)	319	758,397
Waters Corp.*(a)	11,000	614,460

		15,613,092

Energy — Alternate Sources
First Solar, Inc.*(a)	700	107,002

Energy Services — 0.1%
Covanta Holding Corp.*	20,000	340,000
Iberdrola Renovables SA (Spain)	301,152	1,480,729

		1,820,729

Entertainment & Leisure — 0.4%
Ascent Media Corp.*	942	24,115
International Game Technology	16,600	356,568
Nintendo Co. Ltd. (Japan)	3,900	994,541
Walt Disney Co. (The)	153,400	4,212,364

		5,587,588

Environmental Control — 0.4%
Republic Services, Inc.	160,965	4,276,840
Stericycle, Inc.*(a)	19,000	920,550
Waste Connections, Inc.*	10,950	316,017

		5,513,407

Farming & Agriculture — 0.3%
Alliance One International, Inc.*	43,800	196,224
Bunge Ltd. (Bermuda)(a)	7,300	457,053
Monsanto Co.	43,500	3,366,900

		4,020,177

Financial — Bank & Trust — 3.7%
Allied Irish Banks PLC (Ireland)*	175,874	825,375
Australia & New Zealand Banking Group Ltd. (Australia)	102,363	2,192,695
Banco Santander SA (Spain)	151,161	2,433,228
Bank of America Corp.	705,391	11,935,216
Bank of Yokohama Ltd. (The) (Japan)	151,000	737,518
BankAtlantic Bancorp, Inc. (Class A Stock)	40,375	117,089
Barclays PLC, ADR (United Kingdom)*	80,200	1,895,928
BB&T Corp.	56,300	1,533,612
BNP Paribas (France)	29,616	2,366,298
Brooklyn Federal Bancorp, Inc.	2,200	26,840
Charter International PLC (United Kingdom)	49,358	541,130
Citizens Republic Bancorp, Inc.*(a)	26,200	19,912
City National Corp.(a)	7,200	280,296
Close Brothers Group PLC (United Kingdom)	36,165	460,067
Commerce Bancshares, Inc.	12,245	456,004
DBS Group Holdings Ltd. (Singapore)	111,862	1,049,973
Deutsche Bank AG (Germany)	18,130	1,391,401
Deutsche Boerse AG (Germany)	8,561	699,678
East West Bancorp, Inc.	10,800	89,640
Essa Bancorp, Inc.	5,800	76,618
Fifth Third Bancorp	140,200	1,420,226
First Defiance Financial Corp.	5,600	83,496
First Horizon National Corp.*(a)	58,671	776,221
Glacier Bancorp, Inc.(a)	20,000	298,800
Intesa Sanpaolo SpA (Italy)*	359,756	1,591,200
Louisiana Bancorp, Inc.*	3,800	54,150
Macquarie Group Ltd. (Australia)	26,701	1,378,582
Mutualfirst Financial, Inc.	2,000	14,080
Nordea Bank AB (Sweden)	143,831	1,448,347
Northern Trust Corp.	31,000	1,802,960
Pinnacle Financial Partners, Inc.*(a)	11,100	141,081
Popular, Inc. (Puerto Rico)	38,100	107,823
Sandy Spring Bancorp, Inc.	14,700	239,316
Signature Bank*(a)	12,700	368,300
State Street Corp.	44,000	2,314,400
Sumitomo Mitsui Financial Group, Inc. (Japan)	20,300	703,645

Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	176,000	929,949
Suncorp-Metway Ltd. (Australia)	74,981	585,274
SunTrust Banks, Inc.	9,400	211,970
Swedbank AB (Class A Stock) (Sweden)*	94,928	905,522
Synovus Financial Corp.	9,000	33,750
TCF Financial Corp.(a)	6,900	89,976
Texas Capital Bancshares, Inc.*	1,800	30,312
UCBH Holdings, Inc.(a)	36,500	29,200
Wells Fargo & Co.	368,024	10,370,916
Westamerica Bancorp	6,500	338,000

		55,396,014

Financial Services — 3.7%
Allied Nevada Gold Corp.*	25,600	250,624
American Express Co.	62,100	2,105,190
Ameriprise Financial, Inc.	38,200	1,387,806
Bank of New York Mellon Corp. (The)	80,900	2,345,291
BlackRock, Inc.	900	195,138
Charles Schwab Corp. (The)	109,400	2,095,010
China Citic Bank (Class H Stock) (China)	2,549,000	1,671,090
Citigroup, Inc.	738,400	3,573,856
Eaton Vance Corp.	12,800	358,272
Goldman Sachs Group, Inc. (The)	42,000	7,742,700
Heartland Payment Systems, Inc.	20,200	293,102
Interactive Brokers Group, Inc. (Class A Stock)*	7,500	149,025
IntercontinentalExchange, Inc.*(a)	10,300	1,001,057
Invesco Ltd. (Bermuda)(a)	57,200	1,301,872
Janus Capital Group, Inc.	39,600	561,528
JPMorgan Chase & Co.	331,768	14,538,074
Kentucky First Federal Bancorp	4,400	54,956
Marshall & Ilsley Corp.	120,700	974,049
MasterCard, Inc. (Class A Stock)(a)	6,100	1,233,115
Moody’s Corp.(a)	22,500	460,350
Morgan Stanley	91,800	2,834,784
NYSE Euronext, Inc.	31,000	895,590
PNC Financial Services Group, Inc.	14,700	714,273
Raymond James Financial, Inc.	18,200	423,696
SLM Corp.*	161,600	1,409,152
Societe Generale (France)	17,201	1,384,417
Stifel Financial Corp.*(a)	7,900	433,710
U.S. Bancorp	160,000	3,497,600
Visa, Inc. (Class A Stock)(a)	16,300	1,126,493
Waddell & Reed Financial, Inc. (Class A Stock)	12,800	364,160

		55,375,980

Food — 1.6%
Archer-Daniels-Midland Co.	24,600	718,812
Campbell Soup Co.	34,000	1,109,080
Compass Group PLC (United Kingdom)	131,696	804,631
Dairy Crest Group PLC (United Kingdom)	130,586	800,354
Goodman Fielder Ltd. (Australia)	367,707	540,173
House Foods Corp. (Japan)	24,800	415,088
J.M. Smucker Co. (The)	20,189	1,070,219
Kellogg Co.	50,100	2,466,423
Kraft Foods, Inc. (Class A Stock)	121,885	3,201,919
Kroger Co. (The)	21,400	441,696
Nestle SA (Switzerland)	123,275	5,253,135
Sysco Corp.	47,900	1,190,315
Tesco PLC (United Kingdom)	470,300	3,003,450
Tootsie Roll Industries, Inc.	14,970	355,987
Unilever PLC (United Kingdom)	73,684	2,093,750
Whole Foods Market, Inc.*(a)	21,100	643,339

		24,108,371

Hand/Machine Tools
Stanley Works (The)	5,700	243,333

Healthcare Products — 0.1%
CareFusion Corp.*	34,500	752,100

Healthcare Services — 0.6%
Advisory Board Co. (The)*	13,000	326,820
AMERIGROUP Corp.*	10,900	241,653
Community Health Systems, Inc.*	10,900	348,037
Covance, Inc.*(a)	9,100	492,765
Edwards Lifesciences Corp.*	6,600	461,406
Healthways, Inc.*	5,600	85,792
Humana, Inc.*(a)	19,900	742,270
LifePoint Hospitals, Inc.*	14,600	395,076
Medco Health Solutions, Inc.*(a)	37,700	2,085,187
Omnicare, Inc.(a)	12,900	290,508
UnitedHealth Group, Inc.	65,700	1,645,128
WellPoint, Inc.*	51,100	2,420,096

		9,534,738

Hotels & Motels — 0.3%
Choice Hotels International, Inc.	10,900	338,554
Gaylord Entertainment Co.*	7,300	146,730
Marriott International, Inc. (Class A Stock)(a)	78,680	2,170,781
MGM Mirage, Inc.*	156,472	1,883,923
Starwood Hotels & Resorts Worldwide, Inc.(a)	9,300	307,179

		4,847,167

Industrial Products — 0.3%
Actuant Corp. (Class A Stock)	14,400	231,264
Culp, Inc.*	7,700	42,889
Foster Wheeler AG (Switzerland)*	9,100	290,381
Harsco Corp.(a)	12,000	424,920
Illinois Tool Works, Inc.	13,300	568,043
Makita Corp. (Japan)	14,600	461,412
Mohawk Industries, Inc.*	4,700	224,143
Myers Industries, Inc.	18,300	197,091
Nucor Corp.	28,600	1,344,486
Precision Castparts Corp.	10,300	1,049,261

		4,833,890

Insurance — 2.4%
Aetna, Inc.	36,800	1,024,144
Aflac, Inc.	53,100	2,269,494
Aon Corp.(a)	46,400	1,888,016
Assurant, Inc.	34,153	1,094,945
Aviva PLC (United Kingdom)	72,706	520,673
AXA SA (France)	68,075	1,842,934
Chubb Corp.	41,200	2,076,892
CIGNA Corp.(a)	28,800	808,992
CNP Assurances SA (France)	17,490	1,782,119

Employers Holdings, Inc.	12,800	198,144
Everest Re Group Ltd. (Bermuda)	5,300	464,810
Genworth Financial, Inc. (Class A Stock)	51,700	617,815
Hartford Financial Services Group, Inc. (The)	19,900	527,350
Infinity Property & Casualty Corp.	7,600	322,848
ING Groep NV, ADR (Netherlands)*	45,437	811,185
Lincoln National Corp.	42,200	1,093,402
Loews Corp.	27,000	924,750
Markel Corp.*	1,100	362,802
Marsh & McLennan Cos., Inc.	37,100	917,483
MetLife, Inc.	80,100	3,049,407
Muenchener Rueckversicherungs Gesellschaft AG (Germany)	12,759	2,035,697
Principal Financial Group, Inc.	29,600	810,744
ProAssurance Corp.*	7,300	380,987
Prudential PLC (United Kingdom)	120,790	1,161,145
QBE Insurance Group Ltd. (Australia)	78,785	1,665,821
SeaBright Insurance Holdings, Inc.*	20,400	232,968
Selective Insurance Group, Inc.	12,800	201,344
Sony Financial Holdings, Inc. (Japan)	502	1,436,339
StanCorp Financial Group, Inc.	10,900	440,033
Sun Life Financial, Inc. (Canada)	51,300	1,607,542
Travelers Cos., Inc. (The)	61,299	3,017,750
W.R. Berkely Corp.	5,200	131,456
White Mountains Insurance Group Ltd. (Bermuda)	200	61,402

		35,781,433

Internet Services — 1.5%
Amazon.com, Inc.*	44,000	4,107,840
Ariba, Inc.*	20,300	235,480
Blue Coat Systems, Inc.*	11,000	248,490
Digital River, Inc.*	5,500	221,760
Expedia, Inc.*(a)	80,200	1,920,790
Google, Inc. (Class A Stock)*	20,200	10,016,170
Juniper Networks, Inc.*(a)	76,000	2,053,520
Liberty Media Holding Corp. — Interactive (Class A Stock)*	39,600	434,412
Monster Worldwide, Inc.*(a)	10,300	180,044
RightNow Technologies, Inc.*	9,200	132,848
VeriSign, Inc.*(a)	91,300	2,162,897
Yahoo!, Inc.*	51,400	915,434

		22,629,685

Iron & Steel — 0.1%
Cliffs Natural Resources, Inc.	10,900	352,724
United States Steel Corp.	14,400	638,928

		991,652

Machinery & Equipment — 0.3%
Alstom SA (France)	18,224	1,329,945
Applied Industrial Technologies, Inc.	18,400	389,344
Baldor Electric Co.	10,900	298,006
Joy Global, Inc.(a)	10,900	533,446
Modec, Inc. (Japan)	20,300	412,740
Nordson Corp.	11,000	616,990
Rockwell Automation, Inc.	26,800	1,141,680
Toshiba Machine Co. Ltd. (Japan)	64,000	235,134

		4,957,285

Media — 1.0%
Cablevision Systems Corp. (Class A Stock)	57,200	1,358,500
Discovery Communications, Inc. (Class A Stock)*(a)	26,526	766,336
Discovery Communications, Inc. (Class C Stock)*	46,326	1,205,866
DISH Network Corp. (Class A Stock)*	14,600	281,196
Informa PLC (United Kingdom)	63,953	321,952
Jupiter Telecommunications Co. Ltd. (Japan)	1,636	1,582,015
Liberty Global, Inc. (Class A Stock)*	19,532	440,837
News Corp. (Class A Stock)	47,700	571,923
Sanoma Oyj (Finland)	52,546	1,160,324
Time Warner Cable, Inc.(a)	96,390	4,153,445
Time Warner, Inc.	120,533	3,468,940

		15,311,334

Medical Products — 0.1%
Boston Scientific Corp.*(a)	25,100	265,809
Intuitive Surgical, Inc.*(a)	3,700	970,325

		1,236,134

Medical Supplies & Equipment — 2.6%
Abbott Laboratories	105,000	5,194,350
Amgen, Inc.*	78,500	4,728,055
Aspect Medical Systems, Inc.*	27,800	333,044
Bard (C.R.), Inc.	11,700	919,737
Baxter International, Inc.	54,900	3,129,849
Becton, Dickinson and Co.	11,800	823,050
Charles River Laboratories International, Inc.*	4,700	173,806
Computer Programs & Systems, Inc.	8,500	351,985
Covidien Ltd. (Ireland)	45,450	1,966,167
DaVita, Inc.*	17,900	1,013,856
DENTSPLY International, Inc.	18,100	625,174
Elekta AB (Class B Stock) (Sweden)	80,376	1,556,479
Eli Lilly & Co.	77,300	2,553,219
Fresenius SE (PRFC Shares) (Germany)	21,408	1,252,789
Gen-Probe, Inc.*	6,400	265,216
Genzyme Corp.*	7,900	448,167
Henry Schein, Inc.*(a)	10,900	598,519
Hologic, Inc.*	18,640	304,578
Life Technologies Corp.*(a)	15,400	716,870
Martek Biosciences Corp.*	7,300	164,907
McKesson Corp.	30,700	1,828,185
Medtronic, Inc.	98,500	3,624,800
Micrus Endovascular Corp.*	20,300	262,885
ResMed, Inc.*	10,900	492,680
St. Jude Medical, Inc.*	43,900	1,712,539
STERIS Corp.	18,200	554,190
Stryker Corp.(a)	32,800	1,490,104
Techne Corp.	6,700	419,085
Terumo Corp. (Japan)	15,900	872,028
Thoratec Corp.*(a)	12,700	384,429

		38,760,742

Metals & Mining — 1.2%
AK Steel Holding Corp.	19,400	382,762
Alpha Natural Resources, Inc.*(a)	11,814	414,671
Arch Coal, Inc.(a)	14,600	323,098
BHP Billiton Ltd. (Australia)	75,654	2,495,108
BHP Billiton PLC (United Kingdom)	18,400	502,257
Carpenter Technology Corp.	7,300	170,747
CONSOL Energy, Inc.(a)	29,800	1,344,278
Freeport-McMoRan Copper & Gold, Inc.	47,145	3,234,619
Haynes International, Inc.*	5,500	175,010
Kobe Steel Ltd. (Japan)*	361,000	627,925
Massey Energy Co.	5,600	156,184
Newmont Mining Corp.	35,400	1,558,308
Peabody Energy Corp.	31,700	1,179,874
Rio Tinto Ltd. (Australia)	42,336	2,200,207
SSAB Svenskt Stal AB (Class A Stock) (Sweden)	76,843	1,190,450
Steel Dynamics, Inc.	25,300	388,102
Umicore (Belgium)	30,513	913,568
Westmoreland Coal Co.*	18,900	153,657

		17,410,825

Office Equipment — 0.1%
Canon, Inc. (Japan)	35,150	1,408,335
Herman Miller, Inc.	11,200	189,392

		1,597,727

Oil & Gas — 7.2%
ABB Ltd. (Switzerland)*	40,643	815,762
Baker Hughes, Inc.(a)	44,400	1,894,104
Beach Petroleum Ltd. (Australia)	1,036,333	683,585
BG Group PLC (United Kingdom)	52,399	910,275
BJ Services Co.(a)	57,800	1,123,054
BP PLC (United Kingdom)	20,627	182,298
BP PLC, ADR (United Kingdom)(a)	53,300	2,837,159
Cabot Oil & Gas Corp.	20,800	743,600
Chevron Corp.	162,522	11,446,424
China Oilfield Services Ltd. (Class H Stock) (China)	612,000	566,891
Complete Production Services, Inc.*	25,700	290,410
Concho Resources, Inc.*(a)	12,700	461,264
ConocoPhillips	70,300	3,174,748
Devon Energy Corp.	21,700	1,461,061
Diamond Offshore Drilling, Inc.(a)	6,300	601,776
EOG Resources, Inc.	27,000	2,254,770
Exxon Mobil Corp.	374,466	25,692,112
FMC Technologies, Inc.*(a)	39,318	2,053,972
Forest Oil Corp.*	12,900	252,453
Fugro NV (Netherlands)	9,207	531,717
GDF Suez (France)	30,707	1,363,562
GeoMet, Inc.*	68,200	115,258
Halliburton Co.	31,700	859,704
Helmerich & Payne, Inc.	14,600	577,138
Hess Corp.	18,000	962,280
Holly Corp.	12,700	325,374
Hong Kong & China Gas Co. Ltd. (Hong Kong)	422,400	1,064,569
Mariner Energy, Inc.*	11,000	155,980
Murphy Oil Corp.	49,700	2,861,229
National Fuel Gas Co.	12,700	581,787
Newfield Exploration Co.*(a)	59,000	2,511,040
Occidental Petroleum Corp.	51,000	3,998,400
Praxair, Inc.	42,900	3,504,501
Range Resources Corp.	14,300	705,848
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	63,500	3,541,395
Saipem SpA (Italy)	42,934	1,292,996
Schlumberger Ltd. (Netherlands)	126,100	7,515,560
Sempra Energy	22,500	1,120,725
Smith International, Inc.(a)	41,500	1,191,050
Southwestern Energy Co.*	51,400	2,193,752
StatoilHydro ASA (Norway)	102,000	2,293,901
Subsea 7, Inc. (Cayman Islands)*	73,200	982,151
Suncor Energy, Inc. (Canada)(a)	51,500	1,779,840
Total SA (France)	37,215	2,211,302
Ultra Petroleum Corp. (Canada)*(a)	12,700	621,792
Valero Energy Corp.(a)	60,800	1,178,912
Whiting Petroleum Corp.*	7,300	420,334
XTO Energy, Inc.	72,516	2,996,361

		106,904,176

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	17,031	703,891
Domtar Corp.*	4,266	150,249
International Paper Co.(a)	54,700	1,215,981
MeadWestvaco Corp.	9,000	200,790
Weyerhaeuser Co.	28,100	1,029,865

		3,300,776

Pharmaceuticals — 3.8%
Alkermes, Inc.*	20,100	184,719
Allergan, Inc.(a)	34,400	1,952,544
Astellas Pharma, Inc. (Japan)	25,000	1,025,095
Biogen Idec, Inc.*	21,600	1,091,232
BioMarin Pharmaceutical, Inc.*(a)	12,700	229,616
Bristol-Myers Squibb Co.	158,000	3,558,160
Cardinal Health, Inc.	19,800	530,640
Celgene Corp.*	50,400	2,817,360
Cephalon, Inc.*(a)	5,300	308,672
Chugai Pharmaceutical Co. Ltd. (Japan)	26,900	555,406
CSL Ltd. (Australia)	46,404	1,367,480
Elan Corp. PLC, ADR (Ireland)*	33,900	241,029
Express Scripts, Inc.*	33,100	2,567,898
Gilead Sciences, Inc.*	100,800	4,695,264
GlaxoSmithKline PLC (United Kingdom)	9,997	196,435
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	73,400	2,900,034
Hospira, Inc.*	12,500	557,500
Human Genome Sciences, Inc.*(a)	49,100	924,062
Kobayashi Pharmaceutical Co. Ltd. (Japan)	15,200	691,778
Medicines Co. (The)*	12,900	142,029
Medicis Pharmaceutical Corp. (Class A Stock)	10,900	232,715
Merck & Co., Inc.(a)	197,200	6,237,436
Pfizer, Inc.	211,585	3,501,732
Roche Holding AG (Switzerland)	23,786	3,844,596

Rohto Pharmaceutical Co. Ltd. (Japan)	44,000	599,489
Sanofi-Aventis SA (France)	41,277	3,029,211
Schering-Plough Corp.	156,400	4,418,300
Sepracor, Inc.*	13,200	302,280
Toho Pharmaceutical Co. Ltd. (Japan)	13,800	190,101
Valeant Pharmaceuticals International*	18,200	510,692
Vertex Pharmaceuticals, Inc.*(a)	5,200	197,080
Wyeth	127,400	6,189,092

		55,789,677

Pipelines — 0.2%
Spectra Energy Corp.	102,800	1,947,032
Williams Cos., Inc.	73,900	1,320,593

		3,267,625

Printing & Publishing — 0.1%
McGraw-Hill Cos., Inc. (The)	25,100	631,014
Scholastic Corp.	11,000	267,740

		898,754

Real Estate — 0.2%
China Overseas Land & Investment Ltd. (Hong Kong)	372,160	801,021
Goldcrest Co. Ltd. (Japan)	16,240	489,662
Lennar Corp. (Class A Stock)(a)	55,500	790,875
Mitsui Fudosan Co. Ltd. (Japan)	51,000	858,760
St. Joe Co. (The)*(a)	12,800	372,736

		3,313,054

Real Estate Investment Trusts — 0.8%
AMB Property Corp.(a)	23,700	543,915
AvalonBay Communities, Inc.,(a)	16,500	1,200,045
Boston Properties, Inc.(a)	18,500	1,212,675
Camden Property Trust(a)	12,700	511,810
Duke Realty Corp.	47,400	569,274
EastGroup Properties, Inc.	11,100	424,242
Great Portland Estates PLC (United Kingdom)	83,258	352,209
Kimco Realty Corp.	17,600	229,504
LaSalle Hotel Properties(a)	25,600	503,296
Mirvac Group (Australia)	682,140	1,003,275
Potlatch Corp.	13,760	391,472
Regency Centers Corp.	10,900	403,845
Simon Property Group, Inc.	32,220	2,237,035
SL Green Realty Corp.(a)	13,618	597,149
Unibail-Rodamco (France)	9,246	1,920,612
Weingarten Realty Investors	23,600	470,112

		12,570,470

Restaurants — 0.7%
McDonald’s Corp.	98,800	5,638,516
Mitchells & Butlers PLC (United Kingdom)*	84,709	351,578
Sonic Corp.*(a)	15,025	166,176
Starbucks Corp.*(a)	106,100	2,190,965
Yum! Brands, Inc.(a)	39,900	1,347,024

		9,694,259

Retail & Merchandising — 3.1%
A.C. Moore Arts & Crafts, Inc.*	38,600	138,960
American Eagle Outfitters, Inc.	18,500	311,910
Bed Bath & Beyond, Inc.*(a)	59,300	2,226,122
BJ’s Wholesale Club, Inc.*	11,300	409,286
CarMax, Inc.*(a)	20,300	424,270
Casey’s General Stores, Inc.	12,800	401,664
Compagnie Financiere Richemont SA (Class A Stock) (Switzerland)	38,151	1,077,932
Costco Wholesale Corp.(a)	12,300	694,458
CVS Caremark Corp.	143,776	5,138,554
Dick’s Sporting Goods, Inc.*	14,200	318,080
Dollar Tree, Inc.*	7,500	365,100
Drugstore.com, Inc.*	105,200	255,636
Esprit Holdings Ltd. (Bermuda)	140,500	941,431
FamilyMart Co. Ltd. (Japan)	26,600	855,299
Gap, Inc. (The)	97,700	2,090,780
Harvey Norman Holdings Ltd. (Australia)	194,051	734,098
Hibbett Sports, Inc.*(a)	5,900	107,557
Home Depot, Inc. (The)	169,700	4,520,808
Industria de Diseno Textil SA (Spain)	19,918	1,142,860
J. Crew Group, Inc.*	7,300	261,486
Kohl’s Corp.*(a)	49,700	2,835,385
Lowe’s Cos., Inc.	213,500	4,470,690
N Brown Group PLC (United Kingdom)	182,212	715,779
Pantry, Inc. (The)*	7,400	116,032
PPR (France)	12,146	1,556,820
Ross Stores, Inc.	13,000	621,010
Staples, Inc.	10,000	232,200
Tween Brands, Inc.*	7,700	64,603
Wal-Mart Stores, Inc.	194,400	9,543,096
Walgreen Co.	64,600	2,420,562
Williams-Sonoma, Inc.	14,800	299,404

		45,291,872

Schools — 0.1%
Apollo Group, Inc. (Class A Stock)*	6,200	456,754
Corinthian Colleges, Inc.*	23,700	439,872
DeVry, Inc.(a)	2,800	154,896

		1,051,522

Semiconductors — 1.5%
Advanced Micro Devices, Inc.*	174,700	988,802
Applied Materials, Inc.	100,800	1,350,720
ASML Holding NV (Netherlands)	33,506	985,528
Broadcom Corp. (Class A Stock)*(a)	8,400	257,796
BTU International, Inc.*	15,500	95,480
Cymer, Inc.*	12,800	497,408
Hamamatsu Photonics KK (Japan)	30,300	723,762
Intel Corp.	440,600	8,622,542
Intersil Corp. (Class A Stock)	18,400	281,704
KLA-Tencor Corp.	20,600	738,716
Marvell Technology Group Ltd. (Bermuda)*(a)	47,700	772,263
Maxim Integrated Products, Inc.	30,900	560,526
MEMC Electronic Materials, Inc.*	10,900	181,267
Micron Technology, Inc.*(a)	95,500	783,100
National Semiconductor Corp.(a)	155,100	2,213,277
Semtech Corp.*	25,700	437,157
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	493,749	977,130
Texas Instruments, Inc.	28,400	672,796

Varian Semiconductor Equipment Associates, Inc.*(a)	17,300	568,132
Xilinx, Inc.	39,600	927,432
Zoran Corp.*	23,612	272,010

		22,907,548

Telecommunications — 3.5%
Alcatel-Lucent (France)*	239,104	1,069,628
America Movil SAB de CV (Class L Stock), ADR (Mexico)	36,500	1,599,795
American Tower Corp. (Class A Stock)*	48,235	1,755,754
AT&T, Inc.	535,317	14,458,912
Corning, Inc.	163,600	2,504,716
Crown Castle International Corp.*(a)	62,800	1,969,408
Finisar Corp.*	13,238	128,139
France Telecom SA (France)	60,341	1,607,510
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,079,000	348,733
Hutchison Telecommunications International Ltd. (Cayman Islands)	511,000	105,029
Ixia*	39,400	270,284
JDS Uniphase Corp.*(a)	93,000	661,230
KDDI Corp. (Japan)	254	1,429,012
Leap Wireless International, Inc.*	5,400	105,570
MetroPCS Communications, Inc.*(a)	99,200	928,512
Motorola, Inc.	138,000	1,185,420
NII Holdings, Inc.*	20,600	617,588
Nokia Oyj (Finland)	52,329	769,589
NTELOS Holdings Corp.	18,400	324,944
Prysmian SpA (Italy)	50,867	954,277
QUALCOMM, Inc.	147,400	6,630,052
Quanta Services, Inc.*	7,100	157,123
SBA Communications Corp. (Class A Stock)*(a)	5,500	148,665
Singapore Telecommunications Ltd. (Singapore)	272,000	625,035
Sprint Nextel Corp.*	618,100	2,441,495
Tandberg ASA (Norway)	42,000	1,005,627
Telefonica SA (Spain)	129,259	3,566,464
Telestra Corp. Ltd. (Australia)	275,405	793,154
Television Broadcasts Ltd. (Hong Kong)	92,000	395,462
Verizon Communications, Inc.	11,500	348,105
Vodafone Group PLC, ADR (United Kingdom)(a)	166,692	3,750,570

		52,655,802

Tobacco — 0.6%
Philip Morris International, Inc.(a)	173,500	8,456,390

Toys — 0.1%
Hasbro, Inc.	32,500	901,875

Transportation — 1.0%
Arriva PLC (United Kingdom)	98,573	788,464
Burlington Northern Santa Fe Corp.	10,400	830,232
C.H. Robinson Worldwide, Inc.	13,600	785,400
Cargotec Corp. (Class B Stock) (Finland)	20,517	482,781
Central Japan Railway Co. (Japan)	173	1,244,423
CSX Corp.	23,900	1,000,454
Expeditors International of Washington, Inc.(a)	11,800	414,770
FedEx Corp.	13,700	1,030,514
Knight Transportation, Inc.	25,700	431,246
Nippon Yusen Kabushiki Kaisha (Japan)	103,000	396,664
Norfolk Southern Corp.	18,800	810,468
Union Pacific Corp.	50,200	2,929,170
United Parcel Service, Inc. (Class B Stock)(a)	65,600	3,704,432
UTi Worldwide, Inc. (British Virgin Islands)	23,800	344,624

		15,193,642

Utilities — 1.4%
AES Corp. (The)*	81,000	1,200,420
Alliant Energy Corp.	18,200	506,870
CenterPoint Energy, Inc.	141,100	1,753,873
Constellation Energy Group, Inc.	37,800	1,223,586
E.ON AG (Germany)	82,072	3,480,518
EDF Energies Nouvelles SA (France)	10,125	558,137
Entergy Corp.	25,800	2,060,388
FirstEnergy Corp.	38,100	1,741,932
FPL Group, Inc.	17,000	938,910
Great Plains Energy, Inc.	27,400	491,830
Mirant Corp.*	20,200	331,886
OGE Energy Corp.	14,500	479,660
PPL Corp.	52,400	1,589,816
Public Service Enterprise Group, Inc.	26,000	817,440
SembCorp Industries Ltd. (Singapore)	528,911	1,264,068
Southern Co. (The)	13,700	433,879
Southwest Gas Corp.	18,300	468,114
Sumco Corp. (Japan)	52,900	1,197,730
TECO Energy, Inc.(a)	56,000	788,480

		21,327,537

TOTAL COMMON STOCKS (cost $914,393,051)		970,375,983

PREFERRED STOCKS
Financial Services
SLM Corp., 7.25%, CVT	200	100,400

Telecommunications
Lucent Technologies Capital Trust I, 7.75%, CVT	300	229,500

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%, CVT	8,550	13,766

TOTAL PREFERRED STOCKS (cost $466,380)		343,666

	Units
RIGHTS(m)*
Financial — Bank & Trust
BNP Paribas (France), expiring 10/13/09	29,616	64,141
Swedbank AB (Sweden), expiring 10/06/09	66,146	130,464

TOTAL RIGHTS (cost $72,191)		194,605

WARRANTS(m) *
Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock), expiring on 02/05/12(g)	1,395	70
Anvil Holdings, Inc. (Class B Stock), expiring on 02/05/12(g)	1,550	46

TOTAL WARRANTS (cost $0)		116

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Rating†	(000)#
CORPORATE OBLIGATIONS — 10.5%
Advertising — 0.1%
Affinity Group, Inc.,
Gtd. Notes
9.00%	02/15/12	Caa2	$50	34,500
Interpublic Group of Cos., Inc.,
Sr. Unsec’d. Notes, 144A(a)
10.00%	07/15/17	Ba3	50	54,000
Lamar Media Corp.,
Gtd. Notes
6.625%	08/15/15(a)	B2	400	372,000
6.625%	08/15/15	B2	100	91,500
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
6.25%	07/15/19	Baa1	550	593,318
Visant Holding Corp.,
Gtd. Notes
7.625%	10/01/12	B1	50	50,062

				1,195,380

Aerospace — 0.1%
L-3 Communications Corp.,
Gtd. Notes
7.625%	06/15/12	Ba2	125	126,719
Moog, Inc.,
Sr. Sub. Notes
7.25%	06/15/18	Ba3	75	72,000
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
5.25%	07/15/19	A1	375	404,411
Spirit Aerosystems, Inc.,
Gtd. Notes, 144A
7.50%	10/01/17	B2	75	74,625
TransDigm, Inc.,
Gtd. Notes
7.75%	07/15/14	B3	250	248,125
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17	A2	470	512,759
5.40%	05/01/35	A2	80	83,688
6.125%	02/01/19	A2	485	554,898

				2,077,225

Airlines
American Airlines, Inc.,
Pass-Through Certificates
7.858%	04/01/13	Ba1	75	74,906
Delta Air Lines, Inc.,
Pass-Through Certificates
7.57%	05/18/12	BBB-(d)	75	74,438
Sr. Sec’d. Notes, 144A
9.50%	09/15/14	Ba2	125	125,000
12.25%	03/15/15	B2	225	209,812

				484,156

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes(a)
6.50%	11/15/13	A3	800	861,882

Automotive Parts — 0.1%
Affinia Group, Inc.,
Gtd. Notes
9.00%	11/30/14	B3	50	47,500
Sr. Sec’d. Notes, 144A
10.75%	08/15/16	B1	25	26,875
ArvinMeritor, Inc.,
Gtd. Notes(a)
8.75%	03/01/12	Caa2	50	48,375

Units
Commercial Vehicle Group, Inc.,
Sr. Sec’d. Notes, PIK, 144A (original cost $64,580; purchased 03/03/09, 03/19/09)(f)
13.00%	02/15/13	NR	61	52,595

			Principal
			Amount
			(000)#
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.625%	12/01/11	B1	$225	232,312
Sr. Unsec’d. Notes
10.50%	05/15/16	B1	200	217,000
Tenneco, Inc.,
Gtd. Notes
8.625%	11/15/14	Caa2	50	46,875
TRW Automotive, Inc.,
Gtd. Notes, 144A
7.00%	03/15/14	Caa2	150	136,500

				808,032

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,(g)
Gtd. Notes, 144A
5.375%	11/15/14	Baa2	405	432,131
7.20%	01/15/14	Baa2	275	309,608
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
4.875%	03/15/19	Aa3	405	427,416
Coca-Cola Enterprises, Inc.,
Sr. Unsec’d. Notes
4.25%	03/01/15	A3	600	634,502
Constellation Brands, Inc.,
Gtd. Notes
8.375%	12/15/14	Ba3	25	26,062
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.65%	02/15/13	Aa2	210	226,107
SABMiller PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.20%	07/01/11	Baa1	210	223,949

				2,279,775

Biotechnology
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes, 144A
8.00%	09/15/16	Ba3		25	25,938
FMC Finance III SA,
Gtd. Notes (Luxembourg)
6.875%	07/15/17	Ba2		25	24,250
Genentech, Inc.,
Sr. Unsec’d. Notes
4.75%	07/15/15	AA-(d)		165	178,019

					228,207

Broadcasting — 0.1%
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.25%	06/01/18	Baa3		409	433,911
8.375%	03/01/39	Baa3		240	296,058
Unsec’d. Notes
7.125%	10/01/12	Baa3		140	156,173
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14	B2		25	23,125
Grupo Televisa SA,
Sr. Unsec’d. Notes (Mexico)
6.00%	05/15/18	Baa1		600	602,795

					1,512,062

Building Materials — 0.1%
CRH America, Inc.,
Gtd. Notes
6.00%	09/30/16	Baa1		230	235,787
Gibraltar Industries, Inc.,
Gtd. Notes
8.00%	12/01/15	B3		175	158,375
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A (Luxembourg)(g)
6.00%	12/30/19	Baa2		430	435,232
Lafarge SA,
Sr. Unsec’d. Notes (France)
6.15%	07/15/11	Baa3		155	161,439
USG Corp.,
Gtd. Notes, 144A
9.75%	08/01/14	B1		50	52,250

					1,043,083

Cable Television — 0.2%
Comcast Corp.,
Gtd. Notes(a)
5.70%	05/15/18	Baa1		610	641,332
CSC Holdings, Inc.,
Sr. Unsec’d. Notes
7.625%	04/01/11	Ba3		250	259,375
7.625%	07/15/18	Ba3		50	50,750
Sr. Unsec’d. Notes, 144A(a)
8.50%	04/15/14	Ba3		125	131,250
DirecTV Holdings LLC / DirecTV Financing Co., Inc.,
Gtd. Notes
7.625%	05/15/16	Ba2		125	133,750
Gtd. Notes, 144A(g)
5.875%	10/01/19	Ba2		845	839,719
Echostar DBS Corp.,
Gtd. Notes
6.375%	10/01/11	Ba3		25	25,500
6.625%	10/01/14	Ba3		50	48,625
7.75%	05/31/15	Ba3		100	102,000
Univision Communications, Inc.,
Gtd. Notes, 144A, PIK
9.75%	03/15/15	Caa2		184	141,824
Sr. Sec’d. Notes, 144A
12.00%	07/01/14	B2		50	53,750

					2,427,875

Chemicals — 0.2%
Ashland, Inc.,
Gtd. Notes, 144A
9.125%	06/01/17	Ba3		150	160,500
Cognis GmbH,
Sr. Unsec’d. Notes, 144A (Germany)
9.50%	05/15/14	Caa2	EUR	100	143,043
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
Sr. Sec’d. Notes
9.75%	11/15/14	Caa1		150	129,000
Huntsman International LLC,
Gtd. Notes
7.875%	11/15/14	B3		50	46,625
Gtd. Notes, 144A
6.875%	11/15/13	B3	EUR	50	65,119
Invista,
Sr. Unsec’d. Notes, 144A
9.25%	05/01/12	Ba3		400	400,000
Lubrizol Corp.,
Sr. Unsec’d. Notes
8.875%	02/01/19	Baa2		420	518,441
Nalco Co.,
Gtd. Notes
7.75%	11/15/11	Ba2		86	86,000
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes (Canada)
4.875%	03/30/20	Baa1		605	604,307
Rhodia SA,
Sr. Unsec’d. Notes, 144A (France)
3.746%(c)	10/15/13	B1	EUR	100	130,239

					2,283,274

Clothing & Apparel
Dyersburg Corp.,
Gtd. Notes(g)(i)
9.75%	09/01/07	NR		175	—

Commercial Services
ARAMARK Corp.,
Gtd. Notes
3.983%(c)	02/01/15	B3		250	216,875
Erac USA Finance Co.,
Sr. Unsec’d. Notes, 144A(g)
5.60%	05/01/15	Baa2		185	181,403
Ticketmaster Entertainment, Inc.,
Gtd. Notes
10.75%	08/01/16	Ba3		50	51,250
United Rentals North America, Inc.,
Gtd. Notes, 144A
10.875%	06/15/16	B2		75	80,250
Valassis Communications, Inc.,
Gtd. Notes
8.25%	03/01/15	B3		150	134,437

					664,215

Computer Services & Software — 0.1%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1		75	69,281
11.25%	03/31/16	Caa2		75	64,500
Gtd. Notes, PIK

10.55%	09/24/15	Caa1	105	90,692
Seagate Technology HDD Holdings,
Gtd. Notes (Cayman Islands)
6.80%	10/01/16	Ba3	25	22,938
Seagate Technology International,
Sec’d. Notes, 144A (Cayman Islands)
10.00%	05/01/14	Ba1	75	81,937
Vivendi,
Notes, 144A (France)(g)
5.75%	04/04/13	Baa2	455	472,172

				801,520

Conglomerates
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19	Baa1	370	452,124

Consumer Products & Services
Deluxe Corp.,
Sr. Unsec’d. Notes
7.375%	06/01/15	Ba2	500	479,375

Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes
7.125%	09/01/16	Ba1	125	127,500
7.375%	09/01/19	Ba1	75	76,125
BWAY Corp.,
Sr. Sub. Notes, 144A
10.00%	04/15/14	B3	250	264,375
Clondalkin Acquisition BV,
Sr. Sec’d. Notes, 144A (Netherlands)
2.299%(c)	12/15/13	B1	50	40,750
Crown Americas LLC / Crown Americas Capital Corp. II,
Sr. Unsec’d. Notes, 144A
7.625%	05/15/17	B1	25	25,250
Graphic Packaging International, Inc.,
Gtd. Notes, 144A
9.50%	06/15/17	B-(d)	75	79,687
9.50%	06/15/17	B3	25	26,563
Greif, Inc.,
Sr. Notes, 144A
7.75%	08/01/19	Ba2	25	25,750
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3	100	101,500
Plastipak Holdings, Inc.,
Sr. Notes, 144A
8.50%	12/15/15	B3	75	75,750
10.625%	08/15/19	B3	50	53,000
Sealed Air Corp.,
Sr. Notes, 144A
7.875%	06/15/17	Baa3	25	26,362
Silgan Holdings, Inc.,
Sr. Sub. Notes
6.75%	11/15/13	B1	25	24,813
Sr. Unsec’d. Notes, 144A
7.25%	08/15/16	Ba3	50	50,500
Solo Cup Co.,
Gtd. Notes
8.50%	02/15/14	Caa2	75	71,625
Sr. Sec’d. Notes, 144A
10.50%	11/01/13	B2	25	26,500

				1,096,050

Distribution/Wholesale
KAR Holdings, Inc.,
Gtd. Notes
10.00%	05/01/15	Caa1	125	125,625

Diversified Operations — 0.1%
3M Co.,
Sr. Unsec’d. Notes, MTN
5.70%	03/15/37	Aa2	205	231,123
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
6.30%	05/01/14	Ba2	500	482,500
6.75%	05/01/12	Ba2	200	204,148
8.00%	11/15/14	Ba2	400	410,000
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17	A3	270	298,313
Danaher Corp.,
Sr. Unsec’d. Notes
5.40%	03/01/19	A2	125	136,196
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.30%	03/01/18	A2	310	333,701
RBS Global, Inc. / Rexnord LLC,
Gtd. Notes
9.50%	08/01/14	Caa2	25	24,250

				2,120,231

Electric — 0.3%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19	A1	160	173,283
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.75%	04/01/38	A3	160	191,259
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.20%	08/15/19	Baa2	380	394,561
EDP Finance BV,
Sr. Unsec’d. Notes, 144A (Netherlands)(g)
4.90%	10/01/19	A3	650	653,107
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	190	166,504
Electricite de France,
Notes, 144A (France)(g)
6.95%	01/26/39	Aa3	250	309,739
Firstenergy Solutions Corp.,
Gtd. Notes, 144A(g)
4.80%	02/15/15	Baa2	645	662,750
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A(g)
4.881%	08/15/19	A3	625	636,331
NiSource Finance Corp.,
Gtd. Notes
7.875%	11/15/10	Baa3	25	26,300
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1	150	147,375
7.375%	02/01/16	B1	75	72,562
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.80%	03/01/14	A3	115	122,648
6.35%	02/15/38	A3	280	326,118
Reliant Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17	B2	125	122,031

San Diego Gas & Electric Co.,
First Mortgage
6.00%	06/01/39		Aa3		480	549,764
Sierra Pacific Resources,
Sr. Unsec’d. Notes
7.803%	06/15/12		Ba3		100	100,879
Texas Competitive Electric Holdings Co., LLC,
Gtd. Notes(a)
10.25%	11/01/15		Caa2		200	144,000
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.50%	12/15/10		Baa1		210	216,640

						5,015,851

Electronic Components & Equipment
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
7.75%	07/15/16		Ba1		50	50,750
STATS ChipPAC Ltd.,
Gtd. Notes (Singapore)
6.75%	11/15/11		Ba1		25	25,094

						75,844

Entertainment & Leisure — 0.1%
AMC Entertainment, Inc.,
Sr. Unsec’d. Notes
8.75%	06/01/19		B1		50	51,625
AOL Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32		Baa2		590	667,164
Cinemark USA, Inc.,
Gtd. Notes, 144A
8.625%	06/15/19		B3		25	25,844
Cirsa Finance Luxembourg SA,
Gtd. Notes, 144A (Luxembourg)
8.75%	05/15/14		B2	EUR	50	70,607
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes, 144A
10.00%	12/15/15		CCC-(d)		25	20,750
10.00%	12/15/18		CCC-(d)		100	79,500
11.25%	06/01/17		Caa1		200	202,000
Harrahs Operating Escrow LLC / Harrahs Escrow Corp.,
Sr. Sec’d. Notes, 144A
11.25%	06/01/17		Caa1		75	77,063
Isle of Capri Casinos, Inc.,
Gtd. Notes
7.00%	03/01/14		Caa1		75	66,750
Peninsula Gaming LLC,
Sr. Sec’d. Notes, 144A
8.375%	08/15/15		Ba2		50	50,000
Penn National Gaming, Inc.,
Sr. Sub. Notes, 144A
8.75%	08/15/19		B1		50	50,125
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.50%	06/15/15		Caa1		125	110,625
Regal Cinemas Corp.,
Gtd. Notes, 144A
8.625%	07/15/19		B1		75	77,625
Speedway Motorsports, Inc.,
Gtd. Notes
6.75%	06/01/13		Ba2		50	49,375
Sr. Unsec’d. Notes, 144A
8.75%	06/01/16		Ba1		25	26,000
Wynn Las Vegas Capital Corp.,
First Mortgage(a)
6.625%	12/01/14		Ba2		225	217,125

						1,842,178

Environmental Control — 0.1%
Allied Waste North America, Inc.,
Gtd. Notes
7.875%	04/15/13		Baa3		100	102,500
Casella Waste Systems, Inc.,
Gtd. Notes
9.75%	02/01/13		Caa1		50	46,250
Republic Services, Inc.,
Gtd. Notes, 144A(g)
5.50%	09/15/19		Baa3		375	386,309
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18		Baa3		465	494,599

						1,029,658

Equipment Services
RSC Equipment Rental, Inc.,
Sr. Sec’d. Notes, 144A
10.00%	07/15/17		B1		25	26,875

Farming & Agriculture
Alliance One International, Inc.,
Sr. Unsec’d. Notes, 144A
10.00%	07/15/16		B+(d)		25	25,812
10.00%	07/15/16		B2		25	25,813
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17		Baa2		530	523,990

						575,615

Financial — Bank & Trust — 0.9%
BAC Capital Trust VI,
Bank Gtd. Notes
5.625%	03/08/35		Baa3		380	274,673
Bank of America Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/14		A2		1,780	1,980,542
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18		A2		1,445	1,426,779
Sub. Notes
5.75%	08/15/16		A3		165	162,433
Unsec’d. Notes
6.50%	08/01/16		A2		560	588,645
Barclays Bank PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.20%	07/10/14	(a)	Aa3		230	242,953
6.75%	05/22/19		Aa3		255	285,201
BB&T Capital Trust II,
Bank Gtd. Notes
6.75%	06/07/36		A2		170	159,982
BB&T Corp.,
Sr. Unsec’d. Notes
5.70%	04/30/14		A1		750	812,215
Capital One Capital IV,
Gtd. Notes
6.745%(c)	02/05/82		Baa2		365	277,400
Capital One Financial Corp.,
Sr. Notes
7.375%	05/23/14		Baa1		225	251,103
Fifth Third Bancorp,
Sr. Unsec’d. Notes

6.25%	05/01/13	Baa1	350	360,992
Sub. Notes
8.25%	03/01/38	Baa2	215	200,383
GMAC LLC,
Gtd. Notes, 144A
8.00%	11/01/31	Ca	275	221,375
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36	A1	100	108,336
ING Bank NV,
Sub. Notes, 144A (Netherlands)(g)
5.125%	05/01/15	A1	250	249,384
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.30%	05/01/12	Baa3	250	210,123
5.45%	03/24/11	Baa3	650	599,186
6.625%	11/15/13	Baa3	500	396,459
Kinder Morgan Finance Co. ULC,
Gtd. Notes (Canada)
5.70%	01/05/16	Ba1	190	181,925
Nielsen Finance LLC / Nielsen Finance Co.,
Gtd. Notes
11.50%	05/01/16	Caa1	75	79,781
Sr. Notes
11.625%	02/01/14	Caa1	150	158,250
Nielsen Finance LLC / Nielsen Finance Co., (Zero Coupon until 08/01/11)
Gtd. Notes
12.66%(s)	08/01/16	Caa1	75	59,063
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.625%	05/01/14	A1	300	319,215
5.30%	08/29/11	A1	114	121,764
5.50%	08/15/13	A1	225	246,637
Sub. Notes
4.60%	02/01/13	A1	115	121,648
PNC Funding Corp.,
Bank Gtd. Notes
5.625%	02/01/17	Baa1	165	162,358
6.70%	06/10/19	A3	255	282,207
State Street Corp.,
Sr. Unsec’d. Notes
4.30%	05/30/14	A1	115	120,830
US Bancorp,
Sr. Notes
4.20%	05/15/14	Aa3	480	501,597
Wachovia Corp.,
Sr. Unsec’d. Notes(a)
5.75%	02/01/18	A1	1,410	1,492,282
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.875%	01/12/11	A1	190	196,234
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa3	250	253,495

				13,105,450

Financial Services — 2.3%
American Express Co.,
Sr. Unsec’d. Notes
5.25%	09/12/11	A3	175	183,125
American Express Credit Corp.,
Sr. Unsec’d. Notes
5.125%	08/25/14	A2	365	377,562
Sr. Unsec’d. Notes, MTN(a)
5.875%	05/02/13	A2	665	705,082
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19	A3	540	595,281
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
4.30%	05/15/14	Aa2	665	704,202
Sr. Unsec’d. Notes, MTN
4.50%	04/01/13	Aa2	315	335,352
Bank One Corp.,
Sub. Notes
5.25%	01/30/13	A1	635	670,656
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
5.85%	09/01/17	A2	195	209,761
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	08/27/12	A3	620	638,583
5.50%	04/11/13	A3	375	383,747
5.50%	10/15/14	A3	800	798,844
6.125%	05/15/18(a)	A3	1,100	1,083,107
Unsec’d. Notes
8.50%	05/22/19	A3	1,000	1,128,835
Compton Petroleum Finance Corp.,
Gtd. Notes (Canada)
7.625%	12/01/13	Caa2	500	381,470
Couche-Tard Corp.,
Gtd. Notes
7.50%	12/15/13	Ba2	50	50,563
Credit Suisse,
Sr. Unsec’d. Notes (Switzerland)
5.50%	05/01/14	Aa1	1,435	1,542,021
Credit Suisse Guernsey Ltd.,
Jr. Sub. Notes (Switzerland)
5.86%(c)	12/29/49	Aa3	210	159,600
Credit Suisse USA, Inc.,
Gtd. Notes
5.50%	08/16/11	Aa1	135	143,585
Discover Financial Services,
Sr. Unsec’d. Notes
10.25%	07/15/19	Ba1	250	286,142
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/13	B3	50	45,500
7.875%	12/01/15	B3	25	22,000
Sr. Unsec’d. Notes, PIK
12.50%	11/30/17	CCC(d)	402	445,665
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.50%	08/01/12	Caa1	225	216,038
8.70%	10/01/14	Caa1	50	48,978
12.00%	05/15/15	Caa1	175	192,837
General Electric Capital Corp.,
Sr. Unsec’d. Notes
4.80%	05/01/13	Aa2	125	129,761
5.90%	05/13/14	Aa2	1,980	2,123,136
6.00%	08/07/19	Aa2	2,600	2,637,547
Sr. Unsec’d. Notes, MTN
6.00%	06/15/12	Aa2	645	690,810
Goldman Sachs Group, Inc. (The),
Gtd. Notes
6.345%	02/15/34	A2	183	168,064
Notes, MTN
6.00%	05/01/14	A1	90	97,878
Sr. Unsec’d. Notes
6.15%	04/01/18	A1	460	483,880
6.60%	01/15/12	A1	125	135,734

7.50%	02/15/19	A1	620	709,043
Sub. Notes(a)
6.75%	10/01/37	A2	810	835,945
HBOS PLC,
Sr. Sub. Notes, 144A (United Kingdom)(g)
6.00%	11/01/33	Baa2	170	119,509
Inergy LP Inergy Finance Corp.,
Gtd. Notes, 144A
8.75%	03/01/15	B1	25	25,688
Janus Capital Group, Inc.,
Sr. Unsec’d. Notes
6.95%	06/15/17	Baa3	175	166,527
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2	126	127,826
6.25%	01/15/36	Baa2	150	119,970
8.50%	07/15/19	Baa2	305	322,802
John Deere Capital Corp.,
Sr. Unsec’d. Notes
7.00%	03/15/12	A2	200	223,171
Sr. Unsec’d. Notes, MTN
5.50%	04/13/17	A2	185	199,849
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.65%	06/01/14(a)	Aa3	1,425	1,486,255
4.75%	05/01/13	Aa3	475	502,882
6.00%	01/15/18	Aa3	495	531,296
6.30%	04/23/19	Aa3	1,170	1,277,321
6.40%	05/15/38	Aa3	300	335,863
JPMorgan Chase Capital XXII,
Gtd. Notes
6.45%	01/15/87	A1	365	328,499
MBNA American Bank,
Sub. Notes
7.125%	11/15/12	A1	80	86,443
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18	A2	600	631,018
Sr. Unsec’d. Notes
5.45%	02/05/13	A2	355	368,107
Sub. Notes
7.75%	05/14/38	A3	335	377,518
Morgan Stanley,
Sr. Unsec’d. Notes(a)
7.30%	05/13/19	A2	2,680	2,948,734
Sr. Unsec’d. Notes, MTN
6.00%	04/28/15	A2	625	661,856
National Rural Utilities Cooperative Finance Corp.,
Sr. Sec’d. Notes
3.875%	09/16/15	A1	715	722,756
Nuveen Investments, Inc.,
Sr. Notes, 144A
10.50%	11/15/15	Caa3	625	540,625
Sr. Unsec’d. Notes
5.50%	09/15/15	Caa3	150	102,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.,
Gtd. Notes
9.25%	04/01/15	Caa2	25	25,375
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
8.60%	08/15/19	Baa2	100	110,427
Reliance Intermediate Holdings LP,
Sr. Unsec’d. Notes, 144A (Canada)
9.50%	12/15/19	Ba2	125	123,437
SLM Corp.,
Sr. Unsec’d. Notes
5.45%	04/25/11	Ba1	50	47,158
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12	Ba1	120	102,681
5.375%	05/15/14	Ba1	100	76,538
8.45%	06/15/18	Ba1	550	438,625
Svensk Export Kredit AB,
Sr. Unsec’d. Notes (Sweden)
5.125%	03/01/17	Aa1	345	369,949
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
4.50%	07/29/10	Aa3	275	283,625
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30	A3	250	302,043
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)(g)
5.50%	11/16/11	Baa2	165	170,570

				33,618,027

Food — 0.2%
B&G Foods Holding Corp.,
Gtd. Notes
8.00%	10/01/11	B2	125	126,562
General Mills, Inc.,
Sr. Unsec’d. Notes
5.25%	08/15/13	Baa1	155	168,631
Great Atlantic & Pacific Tea Co.,
Sr. Sec’d. Notes, 144A
11.375%	08/01/15	B3	75	75,938
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
8.875%	05/15/17	B1	75	76,875
JBS USA LLC / JBS USA Finance, Inc.,
Sr. Notes, 144A
11.625%	05/01/14	B1	25	26,875
Kellogg Co.,
Sr. Unsec’d. Notes
4.25%	03/06/13	A3	465	488,370
Kroger Co. (The),
Gtd. Notes
3.90%	10/01/15	Baa2	500	503,975
7.50%	01/15/14	Baa2	215	247,768
Safeway, Inc.,
Sr. Unsec’d. Notes
5.00%	08/15/19	Baa2	615	628,892
Sysco Corp.,
Sr. Unsec’d. Notes
5.25%	02/12/18	A1	150	160,951
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
8.25%	10/01/11	B2	50	52,500
10.50%	03/01/14	Ba3	75	84,938

				2,642,275

Healthcare Services — 0.2%
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes(a)
9.875%	11/01/15	Caa1	50	52,375
CHS / Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3	150	153,750
HCA, Inc.,
Sec’d. Notes
9.25%	11/15/16	B2	600	620,250
Sec’d. Notes, PIK
9.625%	11/15/16	B2	175	182,000

Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	75	69,750
Highmark, Inc.,
Notes, 144A(g)
6.80%	08/15/13	Baa2	145	151,166
Novant Health, Inc.,
Bonds
5.85%	11/01/19	A1	765	784,933
Psychiatric Solutions, Inc.,
Sr. Sub. Notes, 144A
7.75%	07/15/15	B3	25	23,500
Symbion, Inc.,
Gtd. Notes, PIK
11.00%	08/23/15	Caa1	75	55,500
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.50%	06/01/12	Caa2	25	25,101
US Oncology, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	08/15/17	Ba3	50	52,625
Vanguard Health Holding Co. I LLC,
Gtd. Notes
11.25%	10/01/15	Caa1	25	26,000
Vanguard Health Holding Co. II LLC,
Gtd. Notes
9.00%	10/01/14	Caa1	50	51,000
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11	Baa1	195	200,976

				2,448,926

Home Builders
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3	260	257,674
NVR, Inc.,
Sr. Unsec’d. Notes(a)
5.00%	06/15/10	Baa3	85	85,096

				342,770

Hotels & Motels — 0.1%
Ameristar Casinos, Inc.,
Sr. Unsec’d. Notes, 144A
9.25%	06/01/14	B2	50	51,875
Gaylord Entertainment Co.,
Gtd. Notes
6.75%	11/15/14	Caa2	50	46,250
MGM Mirage, Inc.,
Gtd. Notes
6.75%	09/01/12	Caa2	100	83,750
8.375%	02/01/11	Ca	50	46,250
Sr. Sec’d. Notes, 144A
10.375%	05/15/14	B1	100	106,750
11.125%	11/15/17	B1	125	136,563
13.00%	11/15/13	B1	50	57,250
Sr. Unsec’d. Notes, 144A
11.375%	03/01/18	Caa2	225	211,500
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.875%	10/15/14	Ba1	100	104,750

				844,938

Information Technology Services
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)	100	102,633

Insurance — 0.2%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3	165	177,978
5.90%	06/15/19	A3	90	98,014
Aflac, Inc.,
Sr. Unsec’d. Notes
8.50%	05/15/19	A2	455	542,392
HUB International Holdings, Inc.,
Sr. Sub. Notes, 144A
10.25%	06/15/15	Caa1	100	93,125
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.75%	07/01/19	Baa2	120	139,023
MetLife, Inc.,
Sr. Unsec’d. Notes
6.125%	12/01/11	A2	200	214,951
6.75%	06/01/16	A2	185	206,461
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33	Baa2	120	92,473
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A3	120	111,018
7.875%	05/15/14	A3	315	348,096
Principal Life Global Funding I,
Sr. Sec’d. Notes, 144A(g)
5.125%	10/15/13	Aa3	185	187,578
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.828%(c)	10/06/13	A1	190	167,166
Transatlantic Holdings, Inc.,
Sr. Unsec’d. Notes
5.75%	12/14/15	Baa1	150	135,177
Travelers Cos, Inc. (The),
Sr. Unsec’d. Notes
5.90%	06/02/19	A2	500	560,273
Willis North America, Inc.,
Gtd. Notes
6.20%	03/28/17	Baa3	125	122,361

				3,196,086

Internet Services
Terremark Worldwide, Inc.,
Sr. Sec’d. Notes, 144A
12.00%	06/15/17	B2	25	27,250

Machinery & Equipment — 0.1%
Case New Holland, Inc.,
Gtd. Notes, 144A
7.75%	09/01/13	Ba3	250	248,750
Columbus Mckinnon Corp.,
Gtd. Notes
8.875%	11/01/13	B1	150	151,500
CPM Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.625%	09/01/14	B2	25	25,812
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19	Baa3	280	290,658

				716,720

Media — 0.5%
British Sky Broadcasting Group PLC, (g)
Gtd. Notes, 144A (United Kingdom)
6.10%	02/15/18	Baa1	480	517,080

9.50%	11/15/18		Baa1	645	825,264
Cengage Learning Acquisitions, Inc.,
Sr. Discount Notes, 144A
13.25%	07/15/15		Caa2	50	46,000
Discovery Communications LLC,
Gtd. Notes
5.625%	08/15/19		Baa2	395	405,347
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18		Baa2	715	791,047
News America, Inc.,
Gtd. Notes(a)
6.15%	03/01/37		Baa1	1,435	1,404,071
Sinclair Broadcast Group, Inc.,
Gtd. Notes
8.00%	03/15/12		Caa2	100	88,500
Sirius XM Radio, Inc.,
Sr. Sec’d. Notes, 144A
9.75%	09/01/15		Caa2	25	25,437
Thomson Reuters Corp., (Canada)
Gtd. Notes
6.50%	07/15/18		Baa1	735	839,458
Sr. Unsec’d. Notes
4.70%	10/15/19		Baa1	5	4,988
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12		Baa2	430	459,464
7.30%	07/01/38	(a)	Baa2	670	773,321
8.25%	04/01/19		Baa2	645	779,609
Viacom, Inc.,
Sr. Unsec’d. Notes
5.625%	09/15/19		Baa3	320	325,251
Videotron Ltee, (Canada)
Gtd. Notes
9.125%	04/15/18		Ba2	50	54,125
Gtd. Notes, 144A
9.125%	04/15/18		BB-(d)	25	27,193
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
13.00%	08/01/14		Ca	100	98,000
Sr. Sec’d. Notes, 144A
11.25%	06/15/13		Caa2	75	78,375

					7,542,530

Medical Supplies & Equipment — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
6.40%	02/01/39		A3	90	103,164
Biomet, Inc.,
Gtd. Notes
11.625%	10/15/17		Caa1	75	81,750
DaVita, Inc.,
Gtd. Notes
6.625%	03/15/13		B1	350	346,500
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.55%	03/15/37		A1	535	583,347
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A
9.00%	07/15/15		Ba1	50	54,500
Medtronic, Inc.,
Sr. Unsec’d. Notes
4.75%	09/15/15		A1	445	482,108

					1,651,369

Metals & Mining — 0.3%
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
5.375%	06/01/13		Baa3	350	357,826
Arch Coal, Inc.,
Gtd. Notes, 144A
8.75%	08/01/16		B1	175	180,250
Barrick Gold Financeco LLC,
Gtd. Notes (Canada)
6.125%	09/15/13		Baa1	320	349,459
BHP Billiton Finance Ltd.,
Gtd. Notes (Australia)
5.40%	03/29/17		A1	172	185,862
Codelco, Inc.,
Notes, 144A (Chile)(g)
7.50%	01/15/19		A1	115	138,890
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17		Ba2	450	478,688
Hawk Corp.,
Sr. Unsec’d. Notes
8.75%	11/01/14		B3	50	50,375
Massey Energy Co.,
Gtd. Notes
3.25%	08/01/15		BB-(d)	33	26,235
Novelis, Inc.,
Sr. Unsec’d. Notes, 144A (Canada)
11.50%	02/15/15		Caa1	250	252,500
Placer Dome, Inc.,
Sr. Unsec’d. Notes (Canada)
6.45%	10/15/35		Baa1	290	314,412
Reliance Steel & Aluminum Co.,
Gtd. Notes
6.20%	11/15/16		Baa3	50	49,514
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13		Baa1	350	377,099
8.95%	05/01/14		Baa1	300	354,056
Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14		Ba2	75	67,113
Steel Dynamics, Inc.,
Gtd. Notes
7.375%	11/01/12		Ba2	125	126,250
Teck Resources Ltd.,
Sr. Sec’d. Notes (Canada)
9.75%	05/15/14		Ba2	75	82,500
10.25%	05/15/16		Ba2	50	56,500
10.75%	05/15/19		Ba2	50	58,125
Tube City IMS Corp.,
Gtd. Notes
9.75%	02/01/15		Caa1	100	81,000
Vale Overseas Ltd.,
Gtd. Notes (Cayman Islands)
6.25%	01/23/17		Baa2	500	535,296
Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14		Ba2	25	25,438

					4,147,388

Office Equipment — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes, 144A
10.625%	03/15/15		B2	50	52,250
Xerox Corp.,
Sr. Unsec’d. Notes

5.50%	05/15/12	Baa2	80	83,885
5.65%	05/15/13	Baa2	365	379,814
6.35%	05/15/18	Baa2	310	322,278
6.75%	02/01/17	Baa2	400	423,368

				1,261,595

Oil & Gas — 1.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.50%	03/15/19	Baa2	125	154,321
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29	A2	200	236,385
Bill Barrett Corp.,
Gtd. Notes
5.00%	03/15/28	B+(d)	26	24,538
9.875%	07/15/16	B1	125	131,562
Boardwalk Pipelines LLC,
Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	230	225,523
Boardwalk Pipelines LP,
Gtd. Notes
5.75%	09/15/19	Baa2	520	519,151
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes (Canada)
6.25%	03/15/38	Baa2	250	264,047
Cie Generale de Geophysique-Veritas,
Sr. Notes, 144A (France)
9.50%	05/15/16	Ba3	100	105,750
Concho Resources, Inc.,
Gtd. Notes
8.625%	10/01/17	B3	100	102,500
Connacher Oil and Gas Ltd.,
Sec’d. Notes, 144A (Canada)
10.25%	12/15/15	Caa2	125	101,785
ConocoPhillips,
Gtd. Notes
6.00%	01/15/20	A1	1,000	1,108,251
Continental Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.25%	10/01/19	B2	50	51,375
Denbury Resources, Inc.,
Gtd. Notes
9.75%	03/01/16	B1	75	79,687
Devon Energy Corp.,
Sr. Notes
5.625%	01/15/14	Baa1	215	231,135
Devon Financing Corp. ULC,
Gtd. Notes (Canada)
7.875%	09/30/31	Baa1	120	148,638
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/15	Baa1	150	156,039
5.15%	09/01/14	Baa1	125	132,368
5.875%	05/01/19	Baa1	405	436,151
EnCana Corp.,
Sr. Unsec’d. Notes (Canada)
5.90%	12/01/17	Baa2	625	667,467
6.50%	08/15/34	Baa2	250	268,712
Enterprise Products Operating LLC,
Notes
5.25%	01/31/20	Baa3	220	219,843
Enterprise Products Operating LP,
Gtd. Notes
6.30%	09/15/17	Baa3	130	140,021
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17	A3	380	421,011
Ferrellgas Partners LP / Ferrellgas Partners Finance,
Sr. Unsec’d. Notes
8.75%	06/15/12	B2	300	303,000
Forest Oil Corp.,
Gtd. Notes
8.00%	12/15/11	B1	25	25,375
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A(g)
6.95%	06/01/16	Baa2	70	76,865
Helix Energy Solutions Group, Inc.,
Sr. Unsec’d. Notes
3.25%	12/15/25	NR	6	5,273
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	Baa2	235	275,257
8.125%	02/15/19	Baa2	100	120,135
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
6.50%	09/01/12	Ba1	75	77,062
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1	490	512,101
6.00%	10/01/17	Baa1	260	273,278
6.60%	10/01/37	Baa1	100	105,973
Mariner Energy, Inc.,
Gtd. Notes
11.75%	06/30/16	B3	50	53,875
Nabors Industries, Inc.,
Gtd. Notes(a)
9.25%	01/15/19	Baa1	230	273,335
Gtd. Notes, 144A
6.15%	02/15/18	Baa1	120	120,300
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A (Trinidad)(g)
6.05%	01/15/36	A3	100	85,993
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1	615	608,081
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16	B2	25	27,000
Petro-Canada,
Sr. Unsec’d. Notes (Canada)
6.80%	05/15/38	Baa2	125	134,051
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
5.875%	03/01/18	Baa1	290	300,798
7.875%	03/15/19	Baa1	105	121,144
Plains All American Pipeline LP / PAA Finance Corp.,
Gtd. Notes
5.75%	01/15/20	Baa3	560	564,333
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14	A2	215	227,785
4.50%	08/15/19	A2	575	594,181
5.20%	03/15/17	A2	175	187,595
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.70%	12/01/36	A2	225	243,006
Quicksilver Resources, Inc.,
Sr. Unsec’d. Notes
11.75%	01/01/16	B2	50	55,125

Range Resources Corp.,
Gtd. Notes
6.375%	03/15/15	Ba3	500	486,250
SandRidge Energy, Inc.,
Gtd. Notes, PIK
8.625%	04/01/15	B3	100	99,125
Sempra Energy,
Sr. Unsec’d. Notes
6.50%	06/01/16	Baa1	315	348,215
Shell International Finance BV,
Gtd. Notes (Netherlands)
4.30%	09/22/19	Aa1	800	803,921
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3	62	63,854
Sunoco, Inc.,
Sr. Unsec’d. Notes
5.75%	01/15/17	Baa2	150	149,510
9.625%	04/15/15	Baa2	535	635,566
Tesoro Corp.,
Gtd. Notes
9.75%	06/01/19	Ba1	75	78,000
Transocean Ltd.,
Sr. Unsec’d. Notes (Cayman Islands)
5.25%	03/15/13	Baa2	215	227,319
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2	445	459,436
Weatherford International Ltd.,
Gtd. Notes (Switzerland)
9.625%	03/01/19	Baa1	175	219,070
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2	315	329,226

				15,196,673

Packaging
Graham Packaging Co., Inc.,
Gtd. Notes
9.875%	10/15/14	Caa1	75	77,063

Paper & Forest Products
Boise Cascade LLC,
Gtd. Notes
7.125%	10/15/14	Caa1	110	87,450
Cellu Tissue Holdings, Inc.,
Sr. Sec’d. Notes
11.50%	06/01/14	B2	25	26,750
Clearwater Paper Corp.,
Sr. Unsec’d. Notes, 144A
10.625%	06/15/16	Ba3	25	27,031
Georgia-Pacific LLC,
Gtd. Notes, 144A
7.125%	01/15/17	Ba3	150	146,625
8.25%	05/01/16	Ba3	75	77,813
International Paper Co.,
Sr. Unsec’d. Notes
9.375%	05/15/19	Baa3	25	29,272
NewPage Corp.,
Sr. Sec’d. Notes, 144A
11.375%	12/31/14	B2	200	196,500

				591,441

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
0.865% (c)	10/02/09	NR	140	140,000
Express Scripts, Inc.,
Gtd. Notes
6.25%	06/15/14	Baa3	175	192,315
Teva Pharmaceutical Finance LLC,
Gtd. Notes(a)
5.55%	02/01/16	Baa2	455	487,229
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
8.375%	06/15/16	Ba3	25	25,375
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37	A3	180	198,224

				1,043,143

Pipelines — 0.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.50%	08/15/19	Baa2	510	521,261
6.05%	01/15/18	Baa2	145	151,604
Copano Energy LLC,
Gtd. Notes
8.125%	03/01/16	B1	75	73,500
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes
7.50%	06/01/15	B3	325	300,625
El Paso Corp.,
Sr. Unsec’d. Notes
8.25%	02/15/16	Ba3	75	76,875
12.00%	12/12/13	Ba3	100	114,000
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3	62	64,051
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
6.55%	07/15/19	Baa2	255	283,361
Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14	Baa3	300	305,441
Spectra Energy Capital LLC,
Gtd. Notes
5.65%	03/01/20	Baa2	295	302,443
TEPPCO Partners LP,
Gtd. Notes
7.55%	04/15/38	Baa3	500	589,782
TransCanada Pipelines Ltd.,
Sr. Unsec’d. Notes (Canada)
7.125%	01/15/19	A3	70	82,259
Williams Cos., Inc.,
Sr. Unsec’d. Notes
8.75%	01/15/20	Baa3	50	57,482

				2,922,684

Printing & Publishing
Sun Media Corp.,
Gtd. Notes (Canada)
7.625%	02/15/13	Ba2	50	38,486

Real Estate
AMB Property LP,
Gtd. Notes, MTN
6.30%	06/01/13	Baa1	175	170,198

Regency Centers LP,
Gtd. Notes
5.875%	06/15/17		Baa2	85	79,895
WEA Finance LLC,
Gtd. Notes, 144A(g)
7.50%	06/02/14		A2	250	269,426

					519,519

Real Estate Investment Trusts — 0.2%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.10%	03/15/20		Baa1	500	515,328
6.125%	11/01/12		Baa1	125	133,623
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13		Baa2	205	203,412
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14		Baa1	150	152,175
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
6.00%	07/15/12		Baa1	120	124,122
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17		Baa2	130	110,192
Host Hotels and Resorts LP,
Gtd. Notes
6.75%	06/01/16		Ba1	75	71,250
Mack-Cali Realty Corp.,
Sr. Unsec’d. Notes
7.75%	08/15/19		Baa2	130	133,951
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16		Ba2	125	109,426
Simon Property Group LP,
Sr. Unsec’d. Notes
5.75%	12/01/15	(a)	A3	535	547,258
6.75%	05/15/14		A3	215	230,583
Ventas Realty LP / Ventas Capital Corp.,
Gtd. Notes
6.50%	06/01/16		Ba1	50	48,500

					2,379,820

Retail & Merchandising — 0.3%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp.,
Sr. Unsec’d. Notes
7.125%	05/20/16		Ba3	400	384,000
Brinker International, Inc.,
Unsec’d. Notes
5.75%	06/01/14		Ba2	25	23,850
Brown Shoe Co., Inc.,
Gtd. Notes
8.75%	05/01/12		B3	25	24,563
Burlington Coat Factory Warehouse Corp.,
Gtd. Notes
11.125%	04/15/14		Caa1	50	49,000
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/12		A2	155	168,245
CVS Caremark Corp.,
Notes
6.60%	03/15/19		Baa2	750	845,452
Dollar General Corp.,
Gtd. Notes, PIK
11.875%	07/15/17		Caa1	25	28,125
GameStop Corp. / GameStop, Inc.,
Gtd. Notes
8.00%	10/01/12		Ba1	100	103,250
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16		Baa1	695	726,613
HSN, Inc.,
Gtd. Notes
11.25%	08/01/16		Ba3	25	27,063
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12		Ba1	205	222,937
Limited Brands, Inc.,
Sr. Notes, 144A
8.50%	06/15/19		Ba2	25	26,153
Sr. Unsec’d. Notes
6.90%	07/15/17		Ba3	25	23,574
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12		Ba2	265	257,947
Neiman Marcus Group, Inc. (The),
Gtd. Notes
10.375%	10/15/15		Caa3	125	106,875
Gtd. Notes, PIK
9.00%	10/15/15		Caa2	79	67,289
OSI Restaurant Partners, Inc.,
Gtd. Notes
10.00%	06/15/15		Caa3	75	66,188
Pantry, Inc. (The),
Gtd. Notes
7.75%	02/15/14		Caa1	50	46,625
Rite Aid Corp.,
Sr. Sec’d. Notes
10.375%	07/15/16		Caa2	25	24,688
Sr. Sec’d. Notes, 144A
9.75%	06/12/16		B3	25	27,000
Sears Roebuck Acceptance,
Gtd. Notes
6.75%	08/15/11		Ba3	450	440,437
Staples, Inc.,
Gtd. Notes
9.75%	01/15/14		Baa2	345	414,427
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.00%	05/01/16		Ba3	50	51,750
TJX Cos, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/19		A3	70	82,187
Walgreen Co.,
Sr. Unsec’d. Notes
5.25%	01/15/19		A2	175	190,249
Wendy’s / Arby’s Restaurant LLC,
Sr. Unsec’d. Notes, 144A(a)
10.00%	07/15/16		B2	150	159,375
Yankee Acquisition Corp.,
Gtd. Notes
8.50%	02/15/15		B3	75	70,500

					4,658,362

Software/Services
SunGard Data Systems, Inc.,
Gtd. Notes
9.125%	08/15/13		Caa1	400	404,000

Telecommunications — 1.0%
America Movil SAB de CV,
Gtd. Notes (Mexico)

5.625%	11/15/17		A3	375	387,696
6.375%	03/01/35		A3	460	479,303
AT&T Corp.,
Gtd. Notes
7.30%	11/15/11		A2	115	127,383
AT&T, Inc.,
Sr. Unsec’d. Notes(a)
5.80%	02/15/19		A2	1,775	1,899,314
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)(a)
5.15%	01/15/13		Baa2	310	322,960
CC Holdings GS V LLC / Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A(a)
7.75%	05/01/17		Baa3	225	232,875
Centennial Communications Corp.,
Sr. Notes
6.347% (c)	01/01/13		Caa1	175	170,625
Cincinnati Bell, Inc.,
Gtd. Notes
7.00%	02/15/15		Ba3	75	72,750
Citizens Communications Co.,
Sr. Unsec’d. Notes
6.25%	01/15/13		Ba2	25	24,500
Cricket Communications, Inc.,
Gtd. Notes
9.375%	11/01/14		B3	125	126,875
Sr. Sec’d. Notes, 144A
7.75%	05/15/16		Ba2	125	126,875
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A (Bermuda)
12.00%	04/01/14		B1	75	83,625
France Telecom SA,
Sr. Unsec’d. Notes (France)
7.75%	03/01/11		A3	371	401,710
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.25%	05/01/14		Ba2	50	51,500
GeoEye, Inc.,
Sr. Sec’d. Notes, 144A
9.625%	10/01/15		B1	50	50,625
Intelsat Bermuda Ltd., (Bermuda)
Gtd. Notes, 144A
11.25%	02/04/17		Caa2	175	173,687
Gtd. Notes, 144A, PIK
11.50%	02/04/17		Caa2	106	98,812
iPCS, Inc.,
Sec’d. Notes, PIK
3.733%	05/01/14		Caa1	250	191,250
Level 3 Financing, Inc.,
Gtd. Notes
9.25%	11/01/14		Caa1	100	88,125
12.25%	03/15/13		Caa1	100	101,000
MetroPCS Wireless, Inc.,
Gtd. Notes
9.25%	11/01/14		B3	150	153,375
Sr. Unsec’d. Notes
9.25%	11/01/14		B(d)	50	51,125
Nextel Communications, Inc.,
Gtd. Notes
6.875%	10/31/13		Ba2	100	92,750
NII Capital Corp.,
Gtd. Notes, 144A
10.00%	08/15/16		B1	225	234,000
Nordic Telephone Co. Holdings ApS,
Sr. Sec’d. Notes, 144A (Denmark)
8.875%	05/01/16		B1	400	414,000
PAETEC Holding Corp.,
Sr. Sec’d. Notes, 144A
8.875%	06/30/17		B1	125	124,375
Qwest Communications International, Inc.,
Gtd. Notes, 144A
8.00%	10/01/15		Ba3	150	149,812
Qwest Corp.,
Sr. Unsec’d. Notes
7.50%	10/01/14		Ba1	50	50,500
8.875%	03/15/12		Ba1	25	26,313
Sr. Unsec’d. Notes, 144A
8.375%	05/01/16		Ba1	75	77,625
Rogers Communications, Inc.,
Gtd. Notes (Canada)
5.50%	03/15/14	(a)	Baa2	165	173,964
6.80%	08/15/18		Baa2	615	691,580
7.50%	03/15/15		Baa2	135	155,632
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.00%	10/01/14		NR	35	38,938
SBA Telecommunications, Inc.,
Gtd. Notes, 144A
8.00%	08/15/16		Ba2	50	51,125
8.25%	08/15/19		Ba2	50	51,500
Sprint Capital Corp.,
Gtd. Notes
7.625%	01/30/11		Ba2	25	25,594
8.375%	03/15/12		Ba2	275	283,937
8.75%	03/15/32		Ba2	125	118,125
Sprint Nextel Corp.,
Sr. Notes
8.375%	08/15/17		Ba2	675	671,625
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
5.25%	11/15/13		Baa2	565	594,348
6.175%	06/18/14	(a)	Baa2	575	623,730
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
5.877%	07/15/19		Baa1	190	206,438
6.221%	07/03/17		Baa1	275	303,575
Telesat Canada / Telesat LLC,
Sr. Unsec’d. Notes (Canada)
11.00%	11/01/15		Caa1	100	106,500
Verizon Communications, Inc.,
Bonds(a)
6.90%	04/15/38		A3	250	284,717
Sr. Unsec’d. Notes
6.35%	04/01/19		A3	560	618,390
8.75%	11/01/18		A3	475	593,394
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13		Baa1	715	743,348
Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes, 144A(g)
8.50%	11/15/18		A2	1,015	1,267,361
Vodafone Group PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.625%	02/27/17		Baa1	180	190,762
Wind Acquisition Finance SA, (Luxembourg)
Sr. Notes, 144A
11.75%	07/15/17		B2	100	112,750
Sr. Sec’d. Notes, 144A
10.75%	12/01/15		B2	100	110,000

Windstream Corp.,
Gtd. Notes
8.625%	08/01/16	Ba3	125	127,812

				14,730,510

Tobacco
BAT International Finance PLC,
Gtd. Notes, 144A (United Kingdom)(g)
8.125%	11/15/13	Baa1	170	195,150
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13	Baa3	95	103,364

				298,514

Transportation — 0.1%
Bristow Group, Inc.,
Gtd. Notes
7.50%	09/15/17	Ba2	25	23,750
Burlington Northern Santa Fe Corp.,
Sr. Unsec’d. Notes
5.65%	05/01/17	Baa1	535	575,626
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes (Canada)
7.25%	05/15/19	Baa3	305	353,833
Hertz Corp. (The),
Gtd. Notes
10.50%	01/01/16	B3	50	52,000
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	120	130,530
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.70%	08/15/18	Baa2	200	215,734
7.875%	01/15/19	Baa2	100	123,983

				1,475,456

Utilities — 0.6%
Abu Dhabi National Energy Co.,
Sr. Notes, 144A (United Arab Emirates)(g)
5.62%	10/25/12	Aa2	425	440,399
AES Corp. (The),
Sr. Unsec’d. Notes
7.75%	03/01/14	B1	25	25,187
9.375%	09/15/10	B1	50	51,500
Sr. Unsec’d. Notes, 144A(a)
9.75%	04/15/16	B1	100	109,000
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19	Baa1	330	338,700
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39	Baa3	560	565,402
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	105	111,655
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2	460	482,534
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3	125	131,243
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10	Ba1	135	138,602
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.50%	04/15/11	Ba1	400	420,458
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	A3	400	436,382
Enel Finance International SA,
Gtd. Notes, 144A (Luxembourg)(g)
6.00%	10/07/39	A2	850	845,435
Energy Future Holdings Corp.,
Gtd. Notes
10.875%	11/01/17	Caa3	1,150	868,250
Gtd. Notes, PIK
11.25%	11/01/17	Caa3	212	139,920
Entergy Gulf States Louisiana LLC,
First Mortgage
5.59%	10/01/24	Baa1	405	404,081
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39	A3	445	454,195
Hilcorp Energy I LP / Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
7.75%	11/01/15	B3	300	283,500
Illinois Power Co.,
Sr. Sec’d. Notes
6.125%	11/15/17	Baa1	95	101,990
Mirant Americas Generation LLC,
Sr. Unsec’d. Notes
8.30%	05/01/11	B3	25	25,437
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa1	170	171,439
Nevada Power Co.,
General Ref. Mortgage
6.65%	04/01/36	Baa3	720	784,840
North American Energy Alliance LLC,
Sr. Sec’d. Notes, 144A
10.875%	06/01/16	Ba3	125	128,750
OPTI Canada, Inc.,
Sr. Sec’d. Notes (Canada)
8.25%	12/15/14	Caa1	300	233,103
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.15%	10/01/38	Baa2	640	640,079
Southern Co. (The),
Sr. Unsec’d. Notes
4.15%	05/15/14	A3	200	206,605
5.30%	01/15/12	A3	75	80,508
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa1	235	251,348
Union Electric Co.,
Sr. Sec’d. Notes
5.40%	02/01/16	A3	225	232,159
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa1	195	206,521
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa1	110	109,012

				9,418,234

Water
Veolia Environment,
Sr. Unsec’d. Notes (France)
6.00%	06/01/18	A3	335	360,472

TOTAL CORPORATE OBLIGATIONS (cost $148,877,683)				155,268,446

CONVERTIBLE BONDS
Airlines
AMR Corp.,
Gtd. Notes
6.25%	10/15/14	CCC+(d)	64		67,600

Financial Service
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
Zero	08/31/19	NR	21		35,516

Media
XM Satellite Radio, Inc.,
Sr. Sub. Notes, 144A
7.00%	12/01/14	CCC(d)	125		90,469

Oil & Gas
Penn Virginia Corp.,
Sr. Sub. Notes
4.50%	11/15/12	B(d)	25		22,500

Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.00%	05/01/15	CCC+(d)	150		112,312

Telecommunications
Leap Wireless International, Inc.,
Sr. Unsec’d. Notes
4.50%	07/15/14	Caa1	100		81,375

TOTAL CONVERTIBLE BONDS (cost $345,244)					409,772

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.1%
Federal Home Loan Mortgage Corp.
3.735%(c)	07/01/35		34		34,956
4.50%	04/01/19-04/01/35		498		508,928
4.708%(c)	02/01/35		202		208,324
5.00%	10/01/18-08/01/35		1,237		1,289,194
5.057%	11/01/35-03/01/36		310		322,294
5.265%(c)	09/01/32		5		4,701
5.301%(c)	02/01/37		676		711,616
5.339%(c)	02/01/37		206		217,044
5.347%	01/01/36-04/01/37		1,462		1,537,466
5.438%(c)	02/01/37		705		742,271
5.50%	12/01/18-12/01/33		815		862,768
5.895%(c)	02/01/37		439		463,868
5.987%(c)	12/01/36		70		74,055
5.997%	11/01/36-01/01/37		366		387,416
6.00%	10/01/32-08/01/38		1,318		1,394,395
6.02%(c)	10/01/36		172		182,963
6.106%(c)	10/01/36		184		194,322
6.205%(c)	08/01/36		347		367,055
7.00%	11/01/30-06/01/32		28		30,635
Federal National Mortgage Assoc.
4.418%(c)	11/01/35		117		121,033
4.50%	05/01/19-07/01/39		14,742		14,989,320
4.585%(c)	07/01/35		133		138,850
5.00%	03/01/18-08/01/39		32,329		33,566,809
5.306%(c)	12/01/35		99		104,447
5.338%(c)	12/01/35		115		120,396
5.428%(c)	09/01/37		303		318,732
5.50%	01/01/17-11/01/38		47,602		49,959,382
5.51%(c)	01/01/37		335		352,777
5.516%(c)	12/01/35		209		219,276
5.63%(c)	12/01/35		55		57,998
5.775%(c)	11/01/37		794		838,915
5.80%(c)	08/01/37		374		395,629
5.987%(c)	08/01/36		226		237,573
5.99%(c)	09/01/36		134		140,682
6.00%	04/01/21-09/01/38		26,983		28,548,236
6.034%(c)	12/01/36		203		214,233
6.50%	07/01/32-03/01/38		4,183		4,481,278
7.00%	01/01/31-04/01/37		212		231,777
Government National Mortgage Assoc.
4.50%	07/20/39		1,909		1,936,250
5.00%	07/15/33-03/20/34		898		930,801
5.50%	10/20/32-02/20/39		1,995		2,100,333
6.00%	01/20/33		8		8,191
6.50%	09/20/32-12/20/33		39		41,226
7.00%	03/15/13-12/15/13		61		64,769
8.00%	12/15/16-07/15/23		15		15,451
8.50%	06/15/16-10/15/26		35		38,602
9.50%	03/15/19-01/15/20		1		2,125
12.00%	09/15/13		—	(r)	48

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $146,756,332)					149,709,410

U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Bonds
4.75%	02/15/37			1,325	1,478,410
5.50%	08/15/28			1,000	1,192,969
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.875%	04/15/10			3,715	4,224,567
1.375%	07/15/18			1,810	1,789,588
2.00%	07/15/14			825	979,702
U.S. Treasury Notes
1.75%	08/15/12	(a)		11,820	11,941,888
2.125%	01/31/10			19,665	19,792,508
2.25%	05/31/14	(a)		16,265	16,314,559
2.625%	07/31/14	(a)		12,615	12,825,910
3.125%	09/30/13			21,935	22,985,489
4.00%	08/15/18			4,870	5,141,274

TOTAL U.S. TREASURY OBLIGATIONS (cost $97,967,481)					98,666,864

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
5.451%(c)	02/25/34		AA-(d)	93	82,464
Series 2004-D, Class 2A2
3.876%(c)	05/25/34		AAA(d)	47	43,598
Series 2004-H, Class 2A2
3.765%(c)	09/25/34		A2	65	59,339
Series 2004-I, Class 3A2
4.855%(c)	10/25/34		A1	58	53,485
Series 2005-J, Class 2A1
5.078%(c)	11/25/35		Baa3	330	260,485
Series 2005-J, Class 3A1
5.243%(c)	11/25/35		Aa3	129	95,986
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94%	10/12/42		Aaa	84	84,807
Series 2006-PW12, Class A4
5.903%(c)	09/11/38		Aaa	300	291,251
Series 2007-PW15, Class AAB
5.315%	02/11/44		Aaa	525	500,242
Series 2007-PW17, Class A1
5.282%	06/11/50		AAA(d)	864	871,842
Series 2007-T28, Class A4
5.742%(c)	09/11/42		AAA(d)	755	706,521
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48		Aaa	1,655	1,527,457
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32		Aaa	33	6,625
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28		Aaa	7	85
Series 2005-57, Class PA
5.50%	05/25/27		Aaa	112	113,932
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16		Aaa	155	5,596
Series 2686, Class JG
5.50%	04/15/28		Aaa	787	798,270
Series 3195, Class PN
6.50%	08/15/30		Aaa	277	288,746
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34		AAA(d)	364	379,413
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42		Aaa	800	793,222
Series 2005-GG3, Class AAB
4.619%	08/10/42		Aaa	160	161,518
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38		AA-(d)	1,815	1,639,169
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB15, Class A4
5.814%(c)	06/12/43		Aaa	1,450	1,367,513
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246%	03/15/29		Aaa	152	152,558
Merrill Lynch / Countrywide Commercial Mortgage Trust,
Series 2007-7, Class A1
5.549%	06/12/50		Aaa	362	369,379
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44		Aaa	1,760	1,503,544
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49		Aaa	1,725	1,410,887
Series 2007-IQ15, Class A4
6.076%(c)	06/11/49		AAA(d)	600	526,594
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.777%(c)	01/25/34		AAA(d)	171	166,409
Series 2005-AR2, Class 2A2
4.529%(c)	03/25/35		Baa2	68	62,127
Series 2006-AR16, Class A1
5.673%(c)	10/25/36		B3	320	225,708

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $13,660,394)					14,548,772

ASSET-BACKED SECURITIES — 1.0%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14		Baa3	840	843,255
BA Credit Card Trust,
Series 2007-A8, Class A8
5.59%	11/17/14		Aaa	1,170	1,271,964
Capital Auto Receivables Asset Trust,
Series 2007-SN2, Class A4, 144A(g)
1.273%(c)	05/16/11		Baa1	1,025	1,028,150
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70%	06/15/15		Aaa	1,100	1,162,877
Series 2007-C3, Class C3

0.533%(c)	04/15/13	Ba1	445	435,847
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	341	370,624
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	A3	23	10,571
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	1,100	1,136,958
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	255	225,820
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
1.943%(c)	07/15/15	AAA(d)	1,209	1,176,508
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4
6.19%	03/01/13	Aaa	424	445,163
GE Capital Credit Card Master Note Trust,
Series 2007-3, Class C
0.543%(c)	06/15/13	A3	555	494,315
Series 2009-2, Class A
3.69%	07/15/15	Aaa	1,585	1,630,074
John Deere Owner Trust,
Series 2008-A, Class A2
3.63%	03/15/11	Aaa	54	54,078
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.306%(c)	11/25/36	Aaa	59	56,401
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	212	189,838
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	64	55,978
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	1,100	1,122,889
Series 2006-C3, Class C3
0.533%(c)	10/15/13	Baa1	240	228,458
Nissan Auto Receivables Owner Trust,
Series 2009-A, Class A4
4.74%	08/17/15	Aaa	1,005	1,065,304
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	493,565
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	350	391,218
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aa3	625	640,919

TOTAL ASSET-BACKED SECURITIES (cost $14,299,571)				14,530,774

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	250	240,000
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	350	358,476
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	755	755,871
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	2,135	2,018,529
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	400	408,496
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01%(c)	12/10/49	Aaa	1,300	1,171,449
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	2,015	1,712,489
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	390	406,422
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	132	133,986
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	33	33,629
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	381	393,406
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	325	332,929
Series 2005-LDP5, Class A4
5.344%(c)	12/15/44	Aaa	1,900	1,861,807
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	685	696,630
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa	130	111,393
Wachovia Bank Commercial Mortgage Trust	,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa	2,108	2,035,942

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,127,312)				12,671,454

MUNICIPAL BONDS — 0.2%
District of Columbia
District of Columbia,
Revenue Bonds
4.75%	06/01/31	Aa3	50	52,483

Georgia — 0.1%
Atlanta Water & Wastewater,
Revenue Bonds
5.50%	11/01/17	Baa1	290	315,160
De Kalb County Water & Sewer,
Revenue Bonds
5.00%	10/01/35	Aa2	380	427,025

				742,185

Illinois
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Bonds
5.72%	12/01/38	Aaa	180	197,705
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	A1	300	334,944

				532,649

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	120,174

Massachusetts
Massachusetts Health & Educational Facilities Authority,
Revenue Bonds
5.00%	07/01/38	Aaa	275	296,739

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	65	80,776
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2	95	87,665
Triborough Bridge & Tunnel Authority,
Revenue Bonds
5.00%	11/15/38	Aa2	420	451,126

				619,567

Oregon
Oregon State Taxable Pension,
Revenue Bonds
5.892%	06/01/27	Aa2	60	64,316

Utah
Utah Transit Authority,
Revenue Bonds
5.25%	06/15/38	Aa3	320	349,357

West Virgina
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	270	213,586

TOTAL MUNICIPAL BONDS (cost $2,821,603)				2,991,056

FOREIGN GOVERNMENT BONDS — 0.2%
Republic of Brazil,
Unsub. Notes (Brazil)
11.00%	08/17/40	Baa3	445	598,525
Republic of Italy,
Sr. Unsec’d. Notes (Italy)
5.25%	09/20/16	A+(d)	910	976,366
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
6.50%	06/02/14	A3	430	470,850
United Mexican States,
Unsub. Notes, MTN (Mexico)
6.375%	01/16/13	Baa1	205	224,783

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,115,419)				2,270,524

U.S. GOVERNMENT AGENCY OBLIGATION — 0.2%
Federal National Mortgage Assoc. Notes (cost $2,995,817)
2.50%	05/15/14		3,000	2,993,496

TOTAL LONG-TERM INVESTMENTS (cost $1,356,898,478)				1,424,974,938

	Shares
SHORT-TERM INVESTMENT — 15.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $223,049,314; includes $148,056,735 of cash collateral for securities on loan)(b)(w)		223,049,314	223,049,314

TOTAL INVESTMENTS(o)— 111.1% (cost $1,579,947,792)			1,648,024,252

Liabilities in excess of other assets — (11.1)%			(164,418,240)

NET ASSETS — 100.0%			$1,483,606,012

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

PRFC	Preference Shares

TIPS	Treasury Inflation Protected Securities

EUR	Euro

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $144,234,382; cash collateral of $148,056,735 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such security is $64,580. The aggregate value of $52,595 is approximately 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest and principal payments. Non-income producing security.

(m)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2009.

(o)	As of September 30, 2009, 76 securities representing $66,479,146 and 4.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(r)	Less than $1,000 par.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$903,949,432	$66,426,551	$—
Preferred Stocks	343,666	—	—
Rights	194,605	—	—
Warrants	—	116	—
Asset-Backed Securities	—	14,530,774	—
Commerical Mortgage-Backed Securities	—	12,671,454	—
Convertible Bonds	—	409,772	—
Corporate Obligations	—	155,215,851	52,595
Foreign Government Bonds	—	2,270,524	—
Municipal Bonds	—	2,991,056	—
Residential Mortgage-Backed Securities	—	14,548,772	—
U.S. Government Agency Obligation	—	2,993,496	—
U.S. Government Agency Mortgage-Backed Securities	—	149,709,410	—
U.S. Treasury Obligations	—	98,666,864	—
Affiliated Money Market Mutual Fund	223,049,314	—	—

	$1,127,537,017	$520,434,640	$52,595
Other Financial Instruments*	—	—	—

Total	$1,127,537,017	$520,434,640	$52,595

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

				Corporate
	Common Stocks	Preferred Stocks	Warrants	Obligations
Balance as of 12/31/08	$275,726	$32,490	$682	$—
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	(63,276)	—	—
Change in unrealized appreciation (depreciation)	—	63,786	—	(11,985)
Net purchases (sales)	—	(33,000)	—	64,580
Transfers in and/or out of Level 3	(275,726)	—	(682)	—

Balance as of 9/30/09	$—	$—	$—	$52,595

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#	Value

LONG-TERM INVESTMENTS — 96.3%

ASSET-BACKED SECURITIES — 2.3%

AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Baa3	$560	$562,170
Capital Auto Receivables Asset Trust,
Series 2007-SN2, Class A4, 144A(g)
1.273%(c)	05/16/11	Baa1	340	341,045
Capital One Multi-Asset Execution Trust,
Series 2007-C3, Class C3
0.533%(c)	04/15/13	Ba1	395	386,876
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	A3	18	7,928
Series 2003-1, Class 1A6
4.458%	03/25/14	Aa2	304	262,025
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	400	413,439
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	285	252,387
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A(g)
1.943%(c)	07/15/15	AAA(d)	474	461,261
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	472,494
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	21	4,204
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	11	128
Series 2004-21, Class AC
4.00%	05/25/16	Aaa	264	269,222
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	168	170,899
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	121	4,348
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	37	2,118
Series 2686, Class JG
5.50%	04/15/28	Aaa	497	503,908
Series 3195, Class PN
6.50%	08/15/30	Aaa	387	404,244
Series R003, Class VA
5.50%	08/15/16	Aaa	527	562,048
GE Capital Credit Card Master Note Trust,
Series 2007-3, Class C
0.543%(c)	06/15/13	A3	525	467,596
Series 2009-2, Class A
3.69%	07/15/15	Aaa	621	638,660
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.306%(c)	11/25/36	Aaa	40	37,943
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	310	277,455
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	88	76,970
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.533%(c)	10/15/13	Baa1	210	199,900
SLM Student Loan Trust,
Series 2008-4, Class A2
1.554%(c)	07/25/16	Aaa	450	455,545
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aa3	800	820,376

TOTAL ASSET-BACKED SECURITIES (cost $8,126,875)				8,055,189

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%

American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	260	249,600
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	512,109
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	670	670,773
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	953,475
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	600	612,744
Series 2005-T18, Class A1
4.274%(c)	02/13/42	Aaa	82	81,616
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	468,178
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.816%(c)	12/10/49	Aaa	700	630,781
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	675	573,662
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	550	573,160
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	254	258,402
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	47	47,392
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	395	407,291
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	950	973,176
Series 2005-LDP5, Class A4
5.179%(c)	12/15/44	Aaa	675	661,431
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	774,751

Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa		436	421,096

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,813,739)					8,869,637

CORPORATE OBLIGATIONS — 14.1%

Advertising — 0.2%
Interpublic Group of Cos., Inc.,
Sr. Unsec’d. Notes, 144A(a)(g)
10.00%	07/15/17	Ba3		125	135,000
Lamar Media Corp.,
Gtd. Notes(a)
6.625%	08/15/15	B2		302	280,860
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
6.25%	07/15/19	Baa1		290	312,840

					728,700

Aerospace — 0.2%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.30%	03/01/18	A2		280	301,407
Northrop Grumman Systems Corp.,
Gtd. Notes
7.125%	02/15/11	Baa1		40	42,885
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17	A2		70	76,369
5.40%	05/01/35	A2		135	141,223

					561,884

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
6.50%	11/15/13	A3		190	204,697
Fiat Finance North America, Inc.,
Gtd. Notes, MTN
5.625%	06/12/17	Ba1	EUR	100	132,068

					336,765

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,(g)
Gtd. Notes, 144A
5.375%	11/15/14	Baa2		165	176,054
7.20%	01/15/14	Baa2		136	153,115
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
4.875%	03/15/19	Aa3		195	205,793
Pepsico, Inc.,
Sr. Unsec’d. Notes
4.65%	02/15/13	Aa2		75	80,752

					615,714

Biotechnology
Genentech, Inc.,
Sr. Unsec’d. Notes
4.75%	07/15/15	AA-(d)		120	129,469

Broadcasting — 0.1%
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.25%	06/01/18	Baa3		240	254,618
Discovery Communications LLC,
Gtd. Notes
5.625%	08/15/19	Baa2		145	148,798

					403,416

Building Materials — 0.1%
CRH America, Inc.,
Gtd. Notes
6.00%	09/30/16	Baa1		190	194,781

Business Services — 0.1%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1		356	328,855
Manpower, Inc.,
Sr. Unsec’d. Notes, MTN
4.75%	06/14/13	Baa3	EUR	150	206,260

					535,115

Chemicals
Lubrizol Corp.,
Sr. Unsec’d. Notes
8.875%	02/01/19	Baa2		45	55,547

Consumer Products & Services — 0.1%
ARAMARK Corp.,
Gtd. Notes
3.983%(c)	02/01/15	B3		298	258,515

Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes
7.125%	09/01/16	Ba1		125	127,500
7.375%	09/01/19	Ba1		75	76,125
Solo Cup Co.,
Sr. Sec’d. Notes, 144A(g)
10.50%	11/01/13	B2		125	132,500

					336,125

Distribution/Wholesale — 0.1%
3M Co.,
Sr. Unsec’d. Notes, MTN
5.70%	03/15/37	Aa2		220	248,035

Diversified Operations — 0.1%
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17	A3		210	232,021

Electric — Integrated — 0.1%
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.50%	12/15/10	Baa1		200	206,324

Entertainment & Leisure — 0.1%
Penn National Gaming, Inc.,
Sr. Sub. Notes, 144A(g)
8.75%	08/15/19	B1		100	100,250
Regal Cinemas Corp.
Gtd. Notes, 144A(g)
8.625%	07/15/19	B1		150	155,250

					255,500

Environmental Services — 0.2%
Republic Services, Inc.,
Gtd. Notes, 144A(g)
5.50%	09/15/19	Baa3		135	139,071

Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18		Baa3		405	430,780

						569,851

Farming & Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
8.50%	11/10/13		Baa1		40	46,394
9.25%	08/06/19	(a)	Baa1		135	164,964
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.50%	06/15/19		Baa2		160	184,453
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17		Baa2		315	311,428

						707,239

Financial — Bank & Trust — 1.6%
Bank of America Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/14		A2		315	350,489
Sr. Unsec’d. Notes, MTN
5.65%	05/01/18		A2		65	64,180
Sub. Notes, MTN
4.00%(c)	03/28/18		A3	EUR	500	632,771
Unsec’d. Notes
6.50%	08/01/16		A2		655	688,504
BB&T Capital Trust II,
Bank Gtd. Notes
6.75%	06/07/36		A2		150	141,161
BB&T Corp.,
Sr. Unsec’d. Notes
5.70%	04/30/14		A1		235	254,494
Capital One Capital IV,
Gtd. Notes
6.745%(c)	02/05/82		Baa2		350	266,000
Capital One Financial Corp.,
Sr. Notes
7.375%	05/23/14		Baa1		95	106,021
FIA Card Services NA,
Sub. Notes
7.125%	11/15/12		A1		80	86,443
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.25%	05/01/13		Baa1		270	278,480
Sub. Notes
8.25%	03/01/38		Baa2		190	177,083
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.30%	05/01/12		Baa3		210	176,503
5.45%	03/24/11		Baa3		575	530,049
6.625%	11/15/13		Baa3		240	190,300
MPS Capital Trust I,
Bank Gtd. Notes
7.99%(c)	12/29/49		A3	EUR	105	139,056
Northern Trust Co. (The),
Sub. Notes
4.60%	02/01/13		A1		155	163,960
Northern Trust Corp.,
Sr. Unsec’d. Notes
5.30%	08/29/11		A1		171	182,646
5.50%	08/15/13		A1		65	71,251
PNC Funding Corp.,
Bank Gtd. Notes
5.625%	02/01/17		Baa1		195	191,877
State Street Corp.,
Sr. Unsec’d. Notes
4.30%	05/30/14		A1		50	52,535
US Bancorp,
Sr. Notes
4.20%	05/15/14		Aa3		105	109,724
Wachovia Corp.,
Sr. Unsec’d. Notes(a)
5.75%	02/01/18		A1		110	116,419
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.875%	01/12/11		A1		270	278,859
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15		Aa3		300	304,194

						5,552,999

Financial — Brokerage — 0.1%
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14		Baa2		126	127,826
6.25%	01/15/36		Baa2		250	199,950

						327,776

Financial Services — 3.3%
American Express Credit Corp.,
Sr. Unsec’d. Notes
7.30%	08/20/13		A2		95	105,354
Sr. Unsec’d. Notes, MTN(a)
5.875%	05/02/13		A2		215	227,959
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.25%	07/16/13		A1	EUR	100	159,428
Sr. Unsub. Notes, MTN
3.75%	03/16/11		A1	EUR	50	74,400
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.30%	06/28/19		A3		45	49,607
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.50%	04/01/13		Aa2		280	298,091
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
5.85%	09/01/17		A2		175	188,247
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	08/27/12		A3		230	236,894
5.50%	04/11/13		A3		340	347,931
5.50%	10/15/14		A3		135	134,805
Sr. Unsec’d. Notes, MTN
3.50%	08/05/15		A3	EUR	220	296,350
6.40%	03/27/13		A3	EUR	80	124,147
Sub. Notes
4.75%(c)	02/10/19		Baa1	EUR	70	83,962
Unsec’d. Notes
8.50%	05/22/19		A3		265	299,141
Credit Suisse USA, Inc.,
Gtd. Notes
5.50%	08/16/11		Aa1		85	90,405
Erac USA Finance Co.,
Sr. Unsec’d. Notes, 144A(g)
5.60%	05/01/15		Baa2		405	397,125
General Electric Capital Corp.,
Sr. Unsec’d. Notes

5.90%	05/13/14		Aa2		405	434,278
Sub. Notes
4.625%(c)	09/15/66		Aa3	EUR	250	279,867
Goldman Sachs Group, Inc. (The),
Gtd. Notes
4.50%	01/30/17		A1	EUR	400	576,565
6.345%	02/15/34		A2		205	188,268
Sr. Unsec’d. Notes
3.75%	02/04/13		A1	EUR	100	147,350
6.15%	04/01/18		A1		340	357,650
IntesaBci Capital Trust,
Bank Gtd. Notes
6.988%(c)	07/29/49		A-(d)	EUR	100	136,092
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.50%	04/13/17		A2		155	167,441
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.75%	05/01/13		Aa3		410	434,067
6.30%	04/23/19		Aa3		795	867,923
6.40%	05/15/38	(a)	Aa3		270	302,277
Sr. Unsec’d. Notes, MTN
4.375%	01/30/14		Aa3	EUR	50	75,642
Sub. Notes, MTN
4.375%(c)	11/12/19		A1	EUR	200	284,137
JPMorgan Chase Capital XXII,
Gtd. Notes
6.45%	01/15/87		A1		195	175,500
Mellon Funding Corp.,
Gtd. Notes
6.375%	11/08/11		Aa2	GBP	250	430,077
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
5.45%	02/05/13		A2		260	269,600
Morgan Stanley,
Sr. Unsec’d. Notes
5.125%	11/30/15		A2	GBP	150	235,986
7.30%	05/13/19		A2		730	803,200
Sr. Unsec’d. Notes, MTN
4.00%	11/17/15		A2	EUR	500	704,739
6.00%	04/28/15		A2		400	423,588
National Rural Utilities Cooperative Finance Corp.,
Sr. Sec’d. Notes
3.875%	09/16/15		A1		190	192,061
New York Life Global Funding,
Sr. Unsec’d. Notes, MTN
4.375%	01/19/17		Aaa	EUR	150	209,088
SLM Corp.,
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12		Ba1		65	55,619
8.45%	06/15/18		Ba1		130	103,675
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
4.50%	07/29/10		Aa3		380	391,918

						11,360,454

Food — 0.3%
General Mills, Inc.,
Sr. Unsec’d. Notes
5.25%	08/15/13		Baa1		100	108,794
5.65%	02/15/19		Baa1		20	21,661
Kellogg Co.,
Sr. Unsec’d. Notes
4.25%	03/06/13		A3		405	425,354
Kroger Co. (The),
Gtd. Notes
3.90%	10/01/15		Baa2		55	55,437
7.50%	01/15/14		Baa2		112	129,070
SYSCO Corp.,
Sr. Unsec’d. Notes
5.25%	02/12/18		A1		140	150,221

						890,537

Healthcare Services — 0.2%
Highmark, Inc.,
Notes, 144A(g)
6.80%	08/15/13		Baa2		185	192,867
Novant Health, Inc.,
Bonds
5.85%	11/01/19		A1		265	271,905
US Oncology, Inc.,
Sr. Sec’d. Notes, 144A(g)
9.125%	08/15/17		Ba3		150	157,875
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11		Baa1		200	206,129

						828,776

Home Builders — 0.2%
Lennar Corp.,
Gtd. Notes
5.60%	05/31/15		B3		140	129,150
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13		Baa3		350	346,868
NVR, Inc.,
Sr. Unsec’d. Notes(a)
5.00%	06/15/10		Baa3		130	130,147

						606,165

Insurance — 0.5%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17		A3		235	253,484
5.90%	06/15/19		A3		40	43,562
Aflac, Inc.,
Sr. Unsec’d. Notes
8.50%	05/15/19		A2		190	226,493
MetLife, Inc.,
Sr. Unsec’d. Notes
6.75%	06/01/16		A2		135	150,661
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, MTN
4.625%	05/16/17		Aa2	EUR	250	332,244
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33		Baa2		145	111,738
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36		A3		175	161,900
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
0.828%(c)	10/06/13		A1		285	250,749
Willis North America, Inc.,
Gtd. Notes
6.20%	03/28/17		Baa3		150	146,832

						1,677,663

Machinery & Equipment — 0.1%
Case New Holland, Inc.,
Gtd. Notes, 144A(g)
7.75%	09/01/13		Ba3		250	248,750
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.25%	09/01/19		Baa3		70	72,664

						321,414

Media — 0.5%
Comcast Corp.,
Gtd. Notes(a)
5.70%	05/15/18		Baa1		155	162,961
DirecTV Holdings LLC / DirecTV Financing Co., Inc.,
Gtd. Notes, 144A(g)
5.875%	10/01/19		Ba2		270	268,313
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	(a)	Baa1		395	386,487
6.40%	12/15/35		Baa1		300	302,633
Sinclair Broadcast Group, Inc.,
Gtd. Notes
8.00%	03/15/12		Caa2		73	64,605
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12		Baa2		365	390,010
7.30%	07/01/38	(a)	Baa2		140	161,589
8.25%	04/01/19		Baa2		100	120,870

						1,857,468

Medical Supplies & Equipment — 0.2%
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.55%	03/15/37		A1		200	218,073
Medtronic, Inc.,
Sr. Unsec’d. Notes
4.75%	09/15/15		A1		420	455,024

						673,097

Metals & Mining — 0.1%
Arch Coal, Inc.,
Gtd. Notes, 144A(g)
8.75%	08/01/16		B1		125	128,750
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17		Ba2		248	263,810

						392,560

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12		Baa2		85	89,128
6.35%	05/15/18		Baa2		275	285,891

						375,019

Oil & Gas — 1.4%
Boardwalk Pipelines LLC,
Gtd. Notes
5.75%	09/15/19		Baa2		190	189,690
Sr. Unsec’d. Notes
5.50%	02/01/17		Baa2		60	58,832
ConocoPhillips,
Gtd. Notes(a)
5.75%	02/01/19		A1		290	315,949
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/15		Baa1		170	176,844
5.15%	09/01/14		Baa1		115	121,779
5.875%	05/01/19		Baa1		55	59,230
Enterprise Products Operating LLC,
Notes
5.25%	01/31/20		Baa3		35	34,975
Enterprise Products Operating LP,
Gtd. Notes
6.30%	09/15/17		Baa3		115	123,865
EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17		A3		150	166,189
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		Baa2		130	152,270
8.125%	02/15/19		Baa2		55	66,074
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18		Baa1		345	360,561
6.00%	10/01/17		Baa1		235	247,001
6.60%	10/01/37		Baa1		85	90,077
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18		Baa1		130	130,325
9.25%	01/15/19	(a)	Baa1		40	47,537
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18		Baa1		470	464,713
6.25%	08/05/13		Baa1	EUR	100	156,213
Gtd. Notes, MTN
7.50%	12/18/13		Baa1	GBP	160	272,198
Penn Virginia Corp.,
Sr. Notes
10.375%	06/15/16		B2		100	108,000
Praxair, Inc.,
Sr. Unsec’d. Notes
5.20%	03/15/17		A2		200	214,394
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17		Baa3		60	61,794
Sunoco, Inc.,
Sr. Unsec’d. Notes
5.75%	01/15/17		Baa2		190	189,379
9.625%	04/15/15		Baa2		110	130,677
Tesoro Corp.,
Gtd. Notes
9.75%	06/01/19		Ba1		125	130,000
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17		Baa2		205	211,650
Williams Cos., Inc.,
Sr. Unsec’d. Notes
8.125%	03/15/12		Baa3		233	253,264
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16		Baa2		235	245,613

						4,779,093

Paper & Forest Products — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A(g)
7.125%	01/15/17		Ba3		280	273,700

Pharmaceuticals — 0.2%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
0.865% (c)	10/02/09		NR		205	205,000
Express Scripts, Inc.,
Gtd. Notes
6.25%	06/15/14		Baa3		70	76,926
Teva Pharmaceutical Finance LLC,
Gtd. Notes(a)
5.55%	02/01/16		Baa2		280	299,833
Valeant Pharmaceuticals International,
Gtd. Notes, 144A(g)
8.375%	06/15/16		Ba3		100	101,500

						683,259

Pipelines — 0.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.50%	08/15/19		Baa2		95	97,098
6.05%	01/15/18		Baa2		115	120,238
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17		Baa3		60	61,984
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A(g)
6.95%	06/01/16		Baa2		30	32,942
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
6.55%	07/15/19		Baa2		65	72,229
Plains All American Pipeline LP / PAA Finance Corp.,
Gtd. Notes
5.75%	01/15/20		Baa3		200	201,548
Southeast Supply Header LLC,
Sr. Notes, 144A(g)
4.85%	08/15/14		Baa3		130	132,357
Spectra Energy Capital LLC,
Gtd. Notes
5.65%	03/01/20		Baa2		55	56,388

						774,784

Real Estate — 0.2%
AMB Property LP,
Gtd. Notes, MTN
6.30%	06/01/13		Baa1		155	150,747
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13		Baa2		170	168,683
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14		Baa1		150	152,175
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17		Baa2		85	79,895
WEA Finance LLC,
Gtd. Notes, 144A(g)
7.50%	06/02/14		A2		105	113,159

						664,659

Real Estate Investment Trusts — 0.3%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.125%	11/01/12		Baa1		185	197,762
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
6.00%	07/15/12		Baa1		110	113,778
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17		Baa2		150	127,144
Mack-Cali Realty Corp.,
Sr. Unsec’d. Notes
7.75%	08/15/19		Baa2		50	51,520
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16		Ba2		190	166,328
Simon Property Group LP,
Sr. Unsec’d. Notes
5.30%	05/30/13		A3		40	40,895
5.75%	12/01/15	(a)	A3		285	291,530
6.75%	05/15/14		A3		10	10,725

						999,682

Restaurants
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/17		A3		105	113,391

Retail & Merchandising — 0.2%
GameStop Corp. / GameStop, Inc.,
Gtd. Notes
8.00%	10/01/12		Ba1		75	77,437
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16		Baa1		210	219,552
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12		Ba1		180	195,750
Limited Brands, Inc.,
Sr. Notes, 144A(g)
8.50%	06/15/19		Ba2		150	156,920
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12		Ba2		140	136,274

						785,933

Software
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11		A-(d)		155	159,081

Telecommunications — 0.8%
AT&T Corp.,
Gtd. Notes
7.30%	11/15/11		A2		105	116,306
AT&T, Inc.,
Sr. Unsec’d. Notes
5.80%	02/15/19	(a)	A2		675	722,274
5.875%	04/28/17		A2	GBP	100	171,270
NII Capital Corp.,
Gtd. Notes, 144A(g)
10.00%	08/15/16		B1		225	234,000
PAETEC Holding Corp.,
Sr. Sec’d. Notes, 144A(g)
8.875%	06/30/17		B1		200	199,000
SBA Telecommunications, Inc.,
Gtd. Notes, 144A(g)
8.00%	08/15/16		Ba2		75	76,688
8.25%	08/15/19		Ba2		50	51,500
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
8.375%	08/15/17		Ba2		200	199,000
Verizon Communications, Inc.,

Bonds(a)
6.90%	04/15/38		A3		220	250,551
Sr. Unsec’d. Notes
8.75%	11/01/18		A3		150	187,387
Verizon Virginia, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/13		Baa1		185	192,335
Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.75%	12/18/15		A2	EUR	50	92,016
Sr. Unsec’d. Notes, 144A(g)
5.55%	02/01/14		A2		155	167,506
8.50%	11/15/18		A2		185	230,997

						2,890,830

Tobacco — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.875%	09/04/15		A2	EUR	100	162,511
Reynolds American, Inc.,
Gtd. Notes
7.25%	06/01/13		Baa3		45	48,962

						211,473

Transportation — 0.1%
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1		110	119,653
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.70%	08/15/18		Baa2		175	188,767

						308,420

Utilities — 1.3%
AGL Capital Corp.,
Gtd. Notes
5.25%	08/15/19		Baa1		125	128,296
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A(g)
6.75%	10/15/39		Baa3		160	161,544
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36		Baa2		170	180,775
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16		Baa2		290	304,206
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13		Baa3		190	199,489
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10		Ba1		190	195,069
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.75%	04/01/38		A3		140	167,351
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14		A3		170	185,462
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35		Baa2		290	254,137
Entergy Gulf States Louisiana LLC,
First Mortgage
5.59%	10/01/24		Baa1		80	79,819
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.25%	10/01/39		A3		150	153,099
Illinois Power Co.,
Sr. Sec’d. Notes
6.125%	11/15/17		Baa1		80	85,886
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17		Baa1		95	95,804
Nevada Power Co.,
General Refinance Mortgage
6.65%	04/01/36		Baa3		125	136,257
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14		B1		175	171,937
7.375%	02/01/16		B1		250	241,875
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.80%	03/01/14		A3		195	207,968
6.35%	02/15/38		A3		255	297,001
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.15%	10/01/38		Baa2		135	135,017
Southern Co. (The),
Sr. Unsec’d. Notes
4.15%	05/15/14		A3		90	92,972
5.30%	01/15/12		A3		100	107,344
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37		Baa1		230	246,000
Texas Competitive Electric Holdings Co., LLC,
Gtd. Notes(a)
10.25%	11/01/15		Caa2		450	324,000
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17		Baa1		170	180,044
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20		Baa1		145	143,697

						4,475,049

TOTAL CORPORATE OBLIGATIONS (cost $47,151,382)						48,358,283

FOREIGN BONDS — 54.0%

Australia — 0.9%
Australia & New Zealand Banking Group Ltd.,
Sr. Unsec’d. Notes, MTN
4.375%	05/24/12		Aa1	EUR	185	282,965
Sub. Notes, MTN
4.45%(c)	02/05/15		Aa2	EUR	150	218,662
BHP Billiton Finance Ltd.,
Gtd. Notes
5.40%	03/29/17		A1		70	75,641
Gtd. Notes, MTN
4.75%	04/04/12		A1	EUR	100	154,346
National Australia Bank Ltd.,
Sub. Notes, MTN
4.50%(c)	06/23/16		NR	EUR	150	220,775
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
6.00%	09/14/17		Aaa	AUD	1,148	1,022,178
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.875%	07/15/13	(a)	Baa1		205	220,872
8.95%	05/01/14		Baa1		75	88,514
Westpac Banking Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	09/28/12		Aa1	EUR	350	540,993
Westfield Europe Finance PLC / WEA Finance LLC,
Gtd. Notes
3.625%	06/27/12		A2	EUR	100	140,650

						2,965,596

Austria — 0.1%
Telekom Finanzmanagement GmbH,
Gtd. Notes
6.375%	01/29/16		A3	EUR	120	192,619

Belgium — 0.5%
Anheuser-Busch InBev NV, Gtd.
Notes, MTN
8.625%	01/30/17		Baa2	EUR	125	226,204
Belgium Government,
Bonds
5.00%	03/28/35		Aa1	EUR	737	1,188,728
Delhaize Group, Gtd.
Notes
5.625%	06/27/14		Baa3	EUR	200	304,378
Elia System Operator SA NV,
Sr. Unsub. Notes
4.75%	05/13/14		A-(d)	EUR	80	122,802
Fortis Bank SA/NV,
Sr. Sub. Notes, MTN
5.757%	10/04/17		A2	EUR	50	77,871

						1,919,983

Bermuda — 0.1%
Bacardi Ltd.,
Gtd. Notes, MTN
7.75%	04/09/14		Baa1	EUR	50	82,283
Digicel Group Ltd.,
Sr. Unsec’d. Notes
8.875%	01/15/15		Caa1		340	316,200

						398,483

Brazil — 1.4%
BR Malls International Finance,
Gtd. Notes
9.75%	11/29/49		BB-(d)		100	100,500
Nota do Tesouro Nacional,
Series F, Notes
10.00%	01/01/14		Baa3	BRL	7,445	4,005,701
10.00%	01/01/17		Baa3	BRL	581	295,420
Telemar Norte Leste SA,
Sr. Unsec’d. Notes
9.50%	04/23/19		Baa2		100	119,500
Usiminas Commercial Ltd.,
Gtd. Notes
7.25%	01/18/18		Baa3		245	263,987

						4,785,108

Canada — 2.5%
Barrick Gold Financeco LLC,
Gtd. Notes
6.125%	09/15/13		Baa1		185	202,031
Canada Housing Trust,
Sec’d. Notes
4.80%	06/15/12		Aaa	CAD	705	707,785
Canadian Government,
Bonds
3.50%	06/01/13		Aaa	CAD	1,045	1,021,077
4.00%	06/01/16		Aaa	CAD	654	653,933
5.75%	06/01/33		Aaa	CAD	654	778,973
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.25%	03/15/38		Baa2		225	237,643
Devon Financing Corp. ULC,
Gtd. Notes
7.875%	09/30/31		Baa1		130	161,024
EnCana Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/19		Baa2		60	66,609
6.50%	08/15/34		Baa2		230	247,216
Kinder Morgan Finance Co. ULC,
Gtd. Notes
5.70%	01/05/16		Ba1		300	287,250
Petro-Canada,
Sr. Unsec’d. Notes
6.80%	05/15/38		Baa2		75	80,431
Placer Dome, Inc.,
Sr. Unsec’d. Notes
6.45%	10/15/35		Baa1		245	265,624
Potash Corp. of Saskatchewan Inc.,
Sr. Unsec’d. Notes
4.875%	03/30/20		Baa1		195	194,777
Province of Ontario,
Debs.
5.00%	03/08/14		Aa1	CAD	1,557	1,591,917
Province of Quebec,
Bonds
5.00%	12/01/38		Aa2	CAD	235	231,567
Rogers Communications, Inc.,
Gtd. Notes
5.50%	03/15/14	(a)	Baa2		300	316,299
6.80%	08/15/18		Baa2		165	185,546
Rogers Wireless, Inc.,
Gtd. Notes
6.375%	03/01/14		Baa2		229	252,801
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
5.75%	07/25/11		Aaa	EUR	50	78,234
Thomson Reuters Corp.,
Gtd. Notes
6.50%	07/15/18		Baa1		270	308,372
Toronto-Dominion Bank,
Sr. Unsec’d. Notes, MTN
4.875%	01/23/13		Aaa	EUR	250	388,726
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A(g)
5.50%	11/16/11		Baa2		95	98,207
Gtd. Notes, MTN
5.25%	06/13/17		Baa2	EUR	200	280,494

						8,636,536

Cayman Islands — 0.4%
Allstate Life Funding LLC,
Sr. Sec’d. Notes, MTN
6.375%	01/17/11		A1	GBP	120	198,645
BES Finance Ltd., Bank
Gtd. Notes, MTN
6.25%	05/17/11		A2	EUR	140	213,811
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15		A1	GBP	250	377,643
Petrobras International Finance Co.,
Gtd. Notes
5.875%	03/01/18		Baa1		240	248,936
7.875%	03/15/19		Baa1		155	178,831
Transocean, Ltd.,
Sr. Unsec’d. Notes
5.25%	03/15/13		Baa2		125	132,163

						1,350,029

Czech Republic — 0.1%
CEZ AS, Unsec’d. Notes
4.125%	10/17/13		A2	EUR	150	223,561

Denmark — 0.6%
Carlsberg Breweries A/S,
Notes, MTN
7.25%	11/28/16		Baa3	GBP	50	88,607
Sr. Notes, MTN
6.00%	05/28/14		Baa3	EUR	100	158,145
Danske Bank A/S,
Gov’t. Liquid Gtd. Notes, MTN
4.75%	06/29/12		Aa3	EUR	75	115,636
Sub. Notes, MTN
6.00%(c)	03/20/16		A3	EUR	100	140,758
Kingdom of Denmark, Bonds
5.00%	11/15/13		Aaa	DKK	7,590	1,627,062

						2,130,208

France — 4.6%
Autoroutes du Sud de la France,
Sr. Unsec’d. Notes, MTN
7.375%	03/20/19		Baa1	EUR	100	170,918
BNP Paribas, Sub. Notes, MTN
5.431%	09/07/17		Aa2	EUR	140	222,828
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, MTN
4.875%	04/10/14		BBB-(d)	EUR	100	149,620
6.375%	04/04/13		BBB-(d)	EUR	50	78,718
Cie Generale de Geophysique-Veritas,
Sr. Notes, 144A(g)
9.50%	05/15/16		Ba3		200	211,500
Credit Agricole SA,
Sr. Sub. Notes
5.00%(c)	06/29/49		Aa2	GBP	350	475,452

Sr. Sub. Notes, MTN
5.971%	02/01/18	Aa2	EUR	150	242,882
Electricite de France,
Notes, 144A(g)
6.95%	01/26/39	Aa3		150	185,843
France Telecom SA,
Sr. Unsec’d. Notes
7.75%	03/01/11	A3		122	132,099
Sr. Unsec’d. Notes, MTN
7.25%	01/28/13	A3	EUR	128	212,860
French Government,
Bonds
4.00%	04/25/13	Aaa	EUR	1,469	2,287,337
4.00%	10/25/14	Aaa	EUR	686	1,070,138
4.25%	04/25/19	Aaa	EUR	1,568	2,440,248
5.75%	10/25/32	Aaa	EUR	2,983	5,417,557
GDF Suez,
Sr. Unsec’d. Notes, MTN
5.625%	01/18/16	Aa3	EUR	50	81,039
Lafarge SA,
Sr. Unsec’d. Notes
6.15%	07/15/11	Baa3		110	114,569
Sr. Unsec’d. Notes, MTN
7.625%	05/27/14	Baa3	EUR	150	243,539
PPR,
Sr. Unsec’d. Notes, MTN
8.625%	04/03/14	BBB-(d)	EUR	100	170,320
Societe Generale,
Sr. Unsec’d. Notes, MTN
5.25%	03/28/13	Aa2	EUR	300	470,746
Suez Environnement SA,
Sr. Unsec’d. Notes, MTN
6.25%	04/08/19	A3	EUR	100	165,963
TPSA Eurofinance France SA,
Gtd. Notes, MTN
6.00%	05/22/14	A3	EUR	100	158,654
Veolia Environment,
Sr. Unsec’d. Notes
6.00%	06/01/18	A3		240	258,249
Sr. Unsec’d. Notes, MTN
4.875%	05/28/13	A3	EUR	200	307,657
Vivendi, Notes, 144A(g)
5.75%	04/04/13	Baa2		405	420,285

					15,689,021

Germany — 11.6%
Bertelsmann AG,
Sr. Unsec’d. Notes
4.75%	09/26/16	Baa2	EUR	110	151,596
Bundesrepublik Deutschland,
Bonds
3.50%	01/04/16	Aaa	EUR	1,040	1,592,158
3.75%	01/04/19	Aaa	EUR	3,613	5,527,780
4.00%	01/04/37	Aaa	EUR	2,197	3,227,438
4.25%	01/04/14	Aaa	EUR	940	1,485,037
5.25%	01/04/11	Aaa	EUR	11,539	17,803,757
Deutsche Bank AG,
Sr. Sub. Notes
5.125%	01/31/13	Aa2	EUR	105	163,416
Deutsche Genossenschafts-Hypothekenbank AG,
Jumbo Pfandbrief, MTN
4.00%	10/31/16	AAA(d)	EUR	2,400	3,704,122
Hypothekenbank In Essen AG,
Jumbo Pfandbrief
3.875%	11/21/13	Aaa	EUR	2,406	3,694,873
Kreditanstalt Fuer Wiederaufbau,
Foreign Gov’t. Gtd. Bonds
4.70%	06/02/37	Aaa	CAD	523	450,835
5.50%	12/07/15	Aaa	GBP	1,040	1,855,976
MAN SE,
Sr. Unsec’d. Notes, MTN
7.25%	05/20/16	A3	EUR	40	65,731
Muenchener Rueckversicherungs AG,
Sub. Notes
5.767%(c)	06/29/49	A3	EUR	100	132,434

					39,855,153

Greece — 1.0%
Hellenic Republic,
Unsec’d. Notes
4.60%	05/20/13	A1	EUR	2,222	3,447,553

Guernsey — 0.1%
Credit Suisse Group Financial Guernsey Ltd.,
Bank Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	290,838

Hungary — 0.1%
Hungary Government, Bonds
6.75%	02/24/17	Baa1	HUF	43,400	221,632

Iceland
Danaher European Finance Co. EHF,
Gtd. Notes
4.50%	07/22/13	A2	EUR	50	72,935

Ireland — 0.4%
Allied Irish Banks PLC,
Gov’t. Liquid Gtd. Notes
12.50%	06/25/19	A2	EUR	70	115,330
Bank of Ireland,
Gov’t. Liquid Gtd. Notes, MTN
6.45%	02/10/10	Aa1	EUR	90	133,194
GE Capital European Funding,
Gtd. Notes, MTN
3.50%	02/14/13	Aa2	EUR	200	294,592
5.25%	05/18/15	Aa2	EUR	100	152,943
GE Capital UK Funding,
Gtd. Notes, MTN
5.625%	12/12/14	Aa2	GBP	200	328,909
Irish Life & Permanent PLC,
Gov’t. Liquid Gtd. Notes, MTN
6.25%	02/15/11	A3	EUR	200	281,457
VIP Finance Ireland Ltd. For OJSC Vimpel Communications,
Sec’d. Notes
9.125%	04/30/18	Ba2		160	168,000

					1,474,425

Italy — 3.0%
Edison SpA,
Sr. Unsec’d. Notes, MTN
5.125%	12/10/10	Baa2	EUR	75	113,748
Intesa Sanpaolo SpA,
Sub. Notes, MTN
4.375%(c)	06/26/18	Aa3	EUR	300	440,943
Italy Buoni Poliennali del Tesoro,
Bonds
4.00%	02/01/37	Aa2	EUR	2,080	2,708,968
4.25%	08/01/14	Aa2	EUR	1,471	2,289,590
6.00%	05/01/31	Aa2	EUR	1,025	1,745,812
7.25%	11/01/26	Aa2	EUR	915	1,761,779
Republic of Italy,
Sr. Unsec’d. Notes
5.25%	09/20/16	A+(d)		500	536,465
Telecom Italia SpA,
Sr. Unsec’d. Notes, MTN
7.875%	01/22/14	Baa2	EUR	50	83,520
8.25%	03/21/16	Baa2	EUR	140	244,703
UniCredito Italiano SpA,
Jr. Sub. Notes, MTN
6.10%	02/28/12	A1	EUR	43	66,356
Sub. Notes, MTN
5.75%	09/26/17	A1	EUR	250	378,253

					10,370,137

Japan — 11.2%
Japanese Government, Bonds
1.30%	03/20/15	Aa2	JPY	585,850	6,744,940
1.40%	03/20/18	Aa2	JPY	355,050	4,064,076
1.50%	06/20/12	Aa2	JPY	992,150	11,406,934
1.50%	09/20/13	Aa2	JPY	168,400	1,952,793
1.90%	03/20/25	Aa2	JPY	605,500	6,812,757
2.00%	12/20/33	Aa2	JPY	333,150	3,604,244

2.30%	06/20/28	Aa2	JPY	39,500	461,238
TIPS
1.10%	12/10/16	Aa2	JPY	327,396	3,407,374
Sumitomo Mitsui Banking,
Sub. Notes
4.375%(c)	07/29/49	Aa3	EUR	130	161,701

					38,616,057

Luxembourg — 0.7%
ArcelorMittal,
Sr. Unsec’d. Notes
5.375%	06/01/13	Baa3		240	245,366
9.375%	06/03/16	Baa3	EUR	100	170,389
Enel Finance International SA,
Gtd. Notes, 144A(g)
6.00%	10/07/39	A2		275	273,523
Evraz Group SA,
Sr. Unsec’d. Notes
8.875%	04/24/13	B2		185	178,525
Finmeccanica Finance SA,
Gtd. Notes, MTN
8.125%	12/03/13	A3	EUR	150	254,225
Gaz Capital,
Sr. Sec’d. Notes, MTN
4.56%	12/09/12	Baa1	EUR	170	249,758
5.364%	10/31/14	Baa1	EUR	130	186,242
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A(g)
6.00%	12/30/19	Baa2		65	65,791
Orascom Telecom Finance SCA,
Gtd. Notes
7.875%	02/08/14	B3		330	315,150
Telecom Italia Capital SA,
Gtd. Notes
5.25%	11/15/13	Baa2		150	157,792
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	180	289,924
Wind Acquisition Finance SA,
Sr. Notes, 144A(g)
11.75%	07/15/17	B2		200	225,500

					2,612,185

Malaysia — 0.3%
Malaysian Government,
Bonds
3.70%	05/15/13	A3	MYR	2,000	587,603
3.718%	06/15/12	A3	MYR	1,195	353,302

					940,905

Mexico — 2.8%
America Movil SAB de CV,
Gtd. Notes
6.375%	03/01/35	A3		225	234,442
Desarrolladora Homex SAB de CV,
Gtd. Notes
7.50%	09/28/15	Ba3		275	270,187
Grupo Petrotemex SA de CV,
Sr. Unsec’d. Notes, 144A(g)
9.50%	08/19/14	BB(d)		200	206,000
Grupo Televisa SA,
Sr. Unsec’d. Notes
6.00%	05/15/18	Baa1		200	200,932
Mexican Bonos,
Bonds
8.00%	12/19/13	Baa1	MXN	56,490	4,299,635
8.00%	12/17/15	Baa1	MXN	57,830	4,361,780
9.00%	12/20/12	Baa1	MXN	1,910	150,839

					9,723,815

Netherlands — 3.6%
Arcos Dorados BV,
Gtd. Notes, 144A(g)
7.50%	10/01/19	Ba2		300	299,137
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes, MTN
4.625%	09/13/12	Aaa	EUR	1,875	2,922,345
Unsec’d. Notes
4.125%	06/28/16	Aaa	EUR	2,530	3,879,397
BMW Finance NV,
Gtd. Notes, MTN
8.875%	09/19/13	A3	EUR	180	311,424
CenterCredit International BV,
Bank Gtd. Notes
8.625%	01/30/14	Ba3		485	426,800
CRH Finance BV,
Gtd. Notes, MTN
7.375%	05/28/14	Baa1	EUR	50	81,082
Daimler International Finance BV,
Gtd. Notes, MTN
9.00%	01/30/12	A3	EUR	100	164,826
Deutsche Telekom International Finance BV,
Gtd. Notes
8.125%	05/29/12	Baa1	EUR	50	82,610
Gtd. Notes, MTN
4.50%	10/25/13	Baa1	EUR	175	266,360
E.On International Finance BV,
Gtd. Notes, MTN
5.50%	01/19/16	A2	EUR	130	207,578
EDP Finance BV,
Sr. Unsec’d. Notes, 144A(g)
4.90%	10/01/19	A3		210	211,004
Sr. Unsec’d. Notes, MTN
3.75%	06/22/15	A3	EUR	120	175,543
GTB Finance BV,
Bank Gtd. Notes
8.50%	01/29/12	B+(d)		310	296,732
Heineken NV,
Sr. Unsec’d. Notes, MTN
7.125%	04/07/14	NR	EUR	100	163,238
7.25%	03/10/15	NR	GBP	80	139,485
HSBK Europe BV,
Gtd. Notes
7.75%	05/13/13	Ba2		475	448,281
ING Bank NV,
Sub. Notes, MTN
5.50%	01/04/12	A1	EUR	140	212,844
Koninklijke KPN NV,
Sr. Unsec’d. Notes
7.50%	02/04/19	Baa2	EUR	200	350,650
Sr. Unsec’d. Notes, MTN
4.50%	03/18/13	Baa2	EUR	100	151,351
5.75%	03/18/16	Baa2	GBP	300	501,996
Linde Finance BV,
Gtd. Notes
6.50%	01/29/16	Baa1	GBP	170	295,156
Gtd. Notes, MTN
6.75%	12/08/15	Baa1	EUR	100	168,951
RWE Finance BV,
Gtd. Notes, MTN
6.375%	06/03/13	A1	GBP	70	122,722
6.625%	01/31/19	A1	EUR	100	172,154
Shell International Finance BV,
Gtd. Notes
4.30%	09/22/19	Aa1		270	271,323

					12,322,989

Norway — 0.1%
DnB Nor Bank ASA,
Sr. Unsec’d. Notes, MTN
4.75%	03/28/11	Aa3	EUR	150	227,799

Poland — 0.3%
Polish Government,
Bonds
5.75%	04/25/14	A(d)	PLN	2,842	990,737

South Africa — 0.3%
Republic of South Africa,
Bonds
13.50%	09/15/15	A3	ZAR	5,840	964,315

Spain — 0.6%
Iberdrola Finanzas SAU,
Gtd. Notes, MTN
7.50%	11/25/15	A3	EUR	100	175,455
Obrascon Huarte Lain SA,
Unsub. Notes
5.00%	05/18/12	Ba1	EUR	200	242,914
Santander Issuances SA Unipersonal,
Bank Gtd. Notes, MTN
4.75%(c)	05/29/19	Aa3	EUR	150	219,026

Spanish Government,
Bonds
5.75%	07/30/32	Aaa	EUR	670	1,156,823
Telefonica Emisiones SAU,
Gtd. Notes
5.877%	07/15/19	Baa1		75	81,489
6.221%	07/03/17	Baa1		245	270,457

					2,146,164

Supranational Bank — 1.6%
European Investment Bank,
Sr. Unsec’d. Notes
8.75%	08/25/17	Aaa	GBP	500	1,070,660
Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa	EUR	1,900	3,043,339
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.40%	01/26/26	Aaa	CAD	791	684,450
International Finance Corp.,
Sr. Unsec’d. Notes, MTN
7.50%	02/28/13	Aaa	AUD	845	790,433

					5,588,882

Sweden — 0.5%
Securitas AB,
Sr. Unsec’d. Notes, MTN
6.50%	04/02/13	BBB+(d)	EUR	100	158,606
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, MTN
6.625%	07/09/14	A1	GBP	100	168,504
Svensk Export Kredit AB,
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1		400	428,926
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
5.50%	05/26/16	Aa2	GBP	100	167,465
Swedish Government, Bonds
3.75%	08/12/17	Aaa	SEK	3,930	583,467
Telefonaktiebolaget LM Ericsson,
Sr. Unsec’d. Notes, MTN
5.375%	06/27/17	Baa1	EUR	148	222,507
Volvo Treasury AB,
Gtd. Notes, MTN
9.875%	02/27/14	Baa2	EUR	75	127,593

					1,857,068

Switzerland — 0.5%
Credit Suisse,
Sr. Unsec’d. Notes
5.50%	05/01/14	Aa1		340	365,357
Credit Suisse Guernsey Ltd.,
Jr. Sub. Notes
5.86%(c)	12/29/49	Aa3		210	159,600
Credit Suisse London,
Sr. Unsec’d. Notes, MTN
5.125%	09/18/17	Aa1	EUR	255	393,134
UBS AG,
Sr. Sub. Notes, MTN
4.50%(c)	09/16/19	Aa3	EUR	450	619,695
UBS Capital Jersey Ltd.,
Bank Gtd. Notes, MTN
7.152%(c)	12/29/49	A1	EUR	50	66,583
Weatherford International Ltd.,
Gtd. Notes
9.625%	03/01/19	Baa1		40	50,073

					1,654,442

Trinidad
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A(g)
6.05%	01/15/36	A3		155	133,289

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co.,
Sr. Notes, 144A(g)
5.62%	10/25/12	Aa2		355	367,862

United Kingdom — 4.0%
Atlantic Finance Ltd.,
Gtd. Notes, 144A(g)
8.75%	05/27/14	A3		350	374,164
Barclays Bank PLC,
Sr. Unsec’d. Notes
5.20%	07/10/14	Aa3		120	126,758
6.75%	05/22/19	Aa3		110	123,028
Sr. Unsec’d. Notes, MTN
5.25%	05/27/14	Aa3	EUR	150	234,685
BAT International Finance PLC,
Gtd. Notes, 144A(g)
8.125%	11/15/13	Baa1		115	132,013
Gtd. Notes, MTN
5.375%	06/29/17	Baa1	EUR	160	245,751
BG Energy Capital PLC,
Gtd. Notes, MTN
5.875%	11/13/12	A2	GBP	60	103,667
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A(g)
6.10%	02/15/18	Baa1		290	312,402
British Telecommunications PLC,
Sr. Unsec’d. Notes(a)
5.15%	01/15/13	Baa2		270	281,287
BSKYB Finance UK PLC,
Gtd. Notes
5.75%	10/20/17	Baa1	GBP	200	337,828
Centrica PLC,
Sr. Unsec’d. Notes, MTN
7.125%	12/09/13	A3	EUR	100	167,805
Compass Group PLC,
Sr. Unsec’d. Notes
7.00%	12/08/14	Baa2	GBP	70	124,329
HBOS PLC,
Sr. Sub. Notes, 144A(g)
6.00%	11/01/33	Baa2		180	126,539
HSBC Bank PLC,
Sub. Notes, MTN
4.25%(c)	03/18/16	A2	EUR	125	183,966
HSBC Holdings PLC,
Sub. Notes
9.875%(c)	04/08/18	A1	GBP	200	365,939
Imperial Tobacco Finance PLC,
Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	200	295,732
6.875%	06/13/12	Baa3	GBP	200	342,802
ITV PLC, Gtd. Notes
10.00%	06/30/14	B1	EUR	80	120,746
National Grid PLC,
Sr. Unsec’d. Notes, MTN
5.00%	07/02/18	Baa1	EUR	100	150,488
6.50%	04/22/14	Baa1	EUR	100	162,234
Nationwide Building Society,
Sr. Sub. Notes, MTN
3.375%(c)	08/17/15	Baa3	EUR	115	157,620
OTE PLC, Gtd. Notes
4.625%	05/20/16	Baa2	EUR	300	443,599
Royal Bank of Scotland PLC (The),
Jr. Sub. Notes, MTN
6.00%(c)	06/29/49	Ba1	GBP	90	94,542
Sub. Notes, MTN
6.00%	05/10/13	Baa3	EUR	150	224,371
SABMiller PLC,
Gtd. Notes, 144A(g)
6.20%	07/01/11	Baa1		340	362,584
Scottish & Southern Energy PLC,
Sr. Unsec’d. Notes, MTN
6.125%	07/29/13	A3	EUR	50	79,424
Scottish Power UK PLC,
Sr. Unsec’d. Notes
8.375%	02/20/17	A3	GBP	200	392,374
Severn Trent Utilities Finance PLC,
Gtd. Notes, MTN
5.25%	03/11/16	A3	EUR	150	230,472
Standard Chartered Bank,
Sub. Notes, MTN
3.625%(c)	02/03/17	A3	EUR	240	337,256
5.875%	09/26/17	A3	EUR	200	302,654
Standard Chartered PLC,
Sr. Unsec’d. Notes, MTN
6.50%	04/28/14	A3	GBP	100	174,033
Travelers Insurance Co. Institutional Funding Ltd.,
Sr. Sec’d. Notes
5.75%	12/06/11	Aa2	GBP	80	132,363
United Kingdom Gilt,
Bonds
4.25%	06/07/32	Aaa	GBP	2,947	4,868,729

4.50%	03/07/13	AAA(d)	GBP	108	185,602
5.00%	03/07/12	AAA(d)	GBP	566	976,882
Vodafone Group PLC,
Sr. Unsec’d. Notes
5.625%	02/27/17	Baa1		195	206,659
WPP PLC, Gtd. Notes, MTN
6.625%	05/12/16	Baa3	EUR	100	151,298

					13,632,625

TOTAL FOREIGN BONDS (cost $174,056,317)					185,802,951

MUNICIPAL BONDS — 0.4%

District of Columbia
District of Columbia,
General Obligation Bonds
4.75%	06/01/31	Aa3		50	52,483

Georgia — 0.1%
Atlanta Water & Wastewater,
Revenue Bonds
5.50%	11/01/17	Baa1		270	293,425
De Kalb County Water & Sewer,
Revenue Bonds
5.00%	10/01/35	Aa2		210	235,988

					529,413

Illinois — 0.1%
Chicago Transit Authority,
Series A, Revenue Bonds
6.899%	12/01/40	A1		185	206,549

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2		125	120,174

Massachusetts — 0.1%
Massachusetts Health & Educational Facilities Authority,
Revenue Bond
5.00%	07/01/38	Aaa		195	210,415

New York
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)		35	43,495
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2		145	133,804

					177,299

West Virgina — 0.1%
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3		255	201,720

TOTAL MUNICIPAL BONDS (cost $1,468,484)					1,498,053

RESIDENTIAL MORTGAGE-BACKED SECURITIES(c) — 0.4%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
5.451%	02/25/34	AA-(d)		93	82,464
Series 2004-D, Class 2A2
3.876%	05/25/34	AAA(d)		52	48,303
Series 2004-H, Class 2A2
3.765%	09/25/34	A2		61	55,469
Series 2004-I, Class 3A2
4.855%	10/25/34	A1		46	42,788
Series 2005-J, Class 2A1
5.078%	11/25/35	Baa3		494	390,727
Series 2005-J, Class 3A1
5.243%	11/25/35	Aa3		192	143,055
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.777%	01/25/34	AAA(d)		257	249,613
Series 2005-AR2, Class 2A2
4.529%	03/25/35	Baa2		103	93,190
Series 2006-AR16, Class A1
5.673%	10/25/36	B3		455	321,200

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,733,875)					1,426,809

SOVEREIGN ISSUES — 1.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
6.875%	03/09/17	Ba2		728	776,349
Netherlands Government,
Bonds
5.50%	01/15/28	Aaa		419	727,244
Republic of Brazil,
Unsub. Notes
11.00%	08/17/40	Baa3		185	248,825
Republic of South Africa,
Sr. Unsec’d. Notes
6.50%	06/02/14	A3		500	547,500
Russian Federation,
Sr. Unsec’d. Notes
7.50%	03/31/30	Baa1		1,048	1,137,817
Russian Ministry of Finance,
Debs.
3.00%	05/14/11	Baa1		690	681,444
United Mexican States,
Unsub. Notes, MTN
6.375%	01/16/13	Baa1		270	296,055

TOTAL SOVEREIGN ISSUES (cost $4,109,833)					4,415,234

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.8%
Federal Home Loan Mortgage Corp.
3.735%(c)	07/01/35			51	52,583
4.50%	11/01/18-05/01/19			480	505,735
5.00%	10/01/18-10/01/35			1,000	1,042,861
5.265%(c)	09/01/32			6	6,621
5.339%(c)	02/01/37			275	289,392
5.983%(c)	12/01/36			314	333,249
5.997%(c)	01/01/37			141	148,337
6.00%	10/01/21-08/01/38			811	858,464
6.02%(c)	10/01/36			331	351,852
6.106%(c)	10/01/36			368	388,644
6.205%(c)	08/01/36			387	409,407
6.50%	03/01/32-10/01/34			1,424	1,519,334

7.00%	11/01/30	18	18,653
Federal National Mortgage Assoc.
4.418%(c)	11/01/35	167	172,720
4.50%	12/01/19-07/01/39	4,359	4,452,187
5.00%	03/01/18-06/01/36	5,727	5,952,658
5.50%	01/01/17-02/01/37	7,682	8,057,835
5.51%(c)	01/01/37	28	29,398
5.80%(c)	08/01/37	204	215,798
5.987%(c)	08/01/36	331	348,440
6.00%	08/01/22-10/01/38	6,635	7,029,567
6.034%(c)	12/01/36	228	240,089
6.50%	12/01/10-11/01/37	3,698	3,961,190
7.00%	12/01/29-01/01/31	51	56,325
Government National Mortgage Assoc.
4.50%	12/20/35-07/20/39	3,059	3,104,308
5.00%	07/15/33-06/15/39	2,756	2,857,478
5.50%	11/15/34-02/20/39	922	970,597
6.00%	12/20/37	32	34,405
6.50%	06/15/16-12/20/33	311	333,429
7.00%	03/15/13-12/15/13	39	42,794
7.50%	09/15/30-06/15/32	55	59,601

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $42,397,133)			43,843,951

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Mortgage Corp.
5.50%	03/01/18	19	20,174
5.50%	11/01/18	19	19,841
Federal National Mortgage Assoc.
4.50%	05/01/19	376	389,789
4.50%	09/01/34	463	472,229
6.00%	03/01/33	49	52,125

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $908,978)			954,158

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bonds
4.75%	02/15/37	2,115	2,359,877
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.875%	04/15/10	1,200	1,364,597
1.375%	07/15/18	555	548,741
2.00%	07/15/14(k)	470	558,133
U.S. Treasury Notes
1.75%	08/15/12(a)	5,805	5,864,861
2.125%	01/31/10	7,915	7,966,321
2.25%	05/31/14(a)	3,335	3,345,162
2.625%	07/31/14-04/30/16	1,305	1,310,787
3.125%	09/30/13	2,040	2,137,698
4.00%	08/15/18	2,185	2,306,711

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,583,501)			27,762,888

	Shares
PREFERRED STOCK

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%, CVT Perpetual Series (cost $185,000)	7,400	11,914

	Units
WARRANT(m)*
Sovereign Issue
Republic of Venezuela, expiring on 04/15/20 (Venezuela)(g) (cost $0)	1,250	32,812

TOTAL LONG-TERM INVESTMENTS (cost $316,535,117)		331,031,879

SHORT-TERM INVESTMENT — 5.4%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $18,602,510; includes $13,021,576 of cash collateral for securities on loan)(b)(w)	18,602,510	18,602,510

TOTAL INVESTMENTS — 101.7% (cost $335,137,627)		349,634,389

Liabilities in excess of other assets(x) — (1.7)%		(5,711,889)

NET ASSETS — 100.0%		$343,922,500

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNY	Chinese Yuan

CSK	Czech Kruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israel Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krona

NWD	New Taiwan Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

ZAR	South African Rand

*	Non-income producing security.

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $12,721,683; cash collateral of $13,021,576 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Security segregated as collateral for futures contracts.

(m)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency contracts as follows:

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Futures contracts open at September 30, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2009	(Depreciation)(1)

Long Position:
95	2 Year Euro-Schatz	Dec 09	$15,022,331	$15,036,291	$13,960
6	10 Year Canadian Bond	Dec 09	672,713	680,110	7,397
51	10 Year Euro-Bund	Dec 09	9,055,008	9,096,055	41,047
8	10 Year Japanese Government Bonds	Dec 09	12,358,492	12,418,203	59,711

					122,115

Short Positions:
7	2 Year U.S. Treasury Notes	Dec 09	1,511,453	1,518,781	(7,328)
73	5 Year U.S. Treasury Notes	Dec 09	8,378,461	8,474,844	(96,383)
14	10 Year UK Gilt	Dec 09	2,642,205	2,652,688	(10,483)
209	10 Year U.S. Treasury Notes	Dec 09	24,391,157	24,730,578	(339,421)
4	20 Year U.S. Treasury Bonds	Dec 09	476,375	485,500	(9,125)

					(462,740)

					$(340,625)

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2009.
Forward foreign currency exchange contracts outstanding at September 30, 2009:

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 11/19/09	Chase Manhattan Bank	AUD	90	$77,000	$78,992	$1,992
Expiring 11/19/09	Chase Manhattan Bank	AUD	86	71,000	75,839	4,839
Expiring 11/19/09	Merrill Lynch	AUD	836	681,536	734,492	52,956
Expiring 11/19/09	Royal Bank of Scotland	AUD	34	29,725	30,258	533
British Pound,
Expiring 11/19/09	Charles Schwab	GBP	86	137,000	137,166	166
Expiring 11/19/09	Charles Schwab	GBP	75	119,000	119,421	421
Expiring 11/19/09	Chase Manhattan Bank	GBP	145	236,000	232,264	(3,736)
Expiring 11/19/09	Chase Manhattan Bank	GBP	128	211,000	204,465	(6,535)
Expiring 11/19/09	Chase Manhattan Bank	GBP	90	148,000	143,161	(4,839)
Expiring 11/19/09	Chase Manhattan Bank	GBP	72	118,000	115,141	(2,859)
Expiring 11/19/09	Chase Manhattan Bank	GBP	54	89,000	85,914	(3,086)
Expiring 11/19/09	Chase Manhattan Bank	GBP	54	89,000	85,733	(3,267)
Expiring 11/19/09	Chase Manhattan Bank	GBP	34	55,000	54,227	(773)
Expiring 11/19/09	Chase Manhattan Bank	GBP	32	53,000	51,778	(1,222)
Expiring 11/19/09	Goldman Sachs & Co., Inc.	GBP	68	112,000	109,075	(2,925)
Expiring 11/19/09	Goldman Sachs & Co., Inc.	GBP	53	85,000	84,563	(437)
Expiring 11/19/09	Morgan Stanley	GBP	580	953,584	926,928	(26,656)
Expiring 11/19/09	Morgan Stanley	GBP	37	60,000	58,323	(1,677)
Expiring 11/19/09	Royal Bank of Scotland	GBP	2,768	4,574,441	4,423,676	(150,765)
Expiring 11/19/09	State Street Bank	GBP	133	222,000	212,440	(9,560)
Canadian Dollar,
Expiring 11/19/09	Chase Manhattan Bank	CAD	147	137,000	137,141	141
Expiring 11/19/09	Chase Manhattan Bank	CAD	141	128,000	131,412	3,412
Expiring 11/19/09	Chase Manhattan Bank	CAD	121	111,000	113,198	2,198
Expiring 11/19/09	Goldman Sachs & Co., Inc.	CAD	2,607	2,353,354	2,434,949	81,595
Expiring 11/19/09	Goldman Sachs & Co., Inc.	CAD	116	107,000	108,757	1,757
Expiring 11/19/09	State Street Bank	CAD	93	86,000	87,170	1,170
Expiring 11/19/09	State Street Bank	CAD	39	35,617	36,359	742
Chinese Yuan,
Expiring 07/20/10	Cambridge Partners	CNY	39,160	5,781,000	5,740,576	(40,424)
Expiring 07/20/10	Cambridge Partners	CNY	2,100	309,000	307,791	(1,209)
Expiring 07/20/10	Cambridge Partners	CNY	1,310	194,000	192,103	(1,897)

Expiring 07/20/10	Cambridge Partners	CNY	1,229	181,000	180,212	(788)
Expiring 07/20/10	Chase Manhattan Bank	CNY	1,585	234,000	232,364	(1,636)
Czech Kruna,
Expiring 11/19/09	Charles Schwab	CSK	1,001	59,000	57,939	(1,061)
Expiring 11/19/09	Royal Bank of Scotland	CSK	6,432	353,266	372,365	19,099
Danish Krone,
Expiring 11/19/09	Chase Manhattan Bank	DKK	428	82,000	84,168	2,168
Euro,
Expiring 11/19/09	Cambridge Partners	EUR	274	392,000	400,627	8,627
Expiring 11/19/09	Charles Schwab	EUR	244	361,000	356,980	(4,020)
Expiring 11/19/09	Charles Schwab	EUR	47	69,000	68,805	(195)
Expiring 11/19/09	Chase Manhattan Bank	EUR	643	915,000	940,593	25,593
Expiring 11/19/09	Chase Manhattan Bank	EUR	439	640,000	642,984	2,984
Expiring 11/19/09	Chase Manhattan Bank	EUR	296	429,000	432,760	3,760
Expiring 11/19/09	Chase Manhattan Bank	EUR	212	302,000	310,555	8,555
Expiring 11/19/09	Chase Manhattan Bank	EUR	193	276,000	283,021	7,021
Expiring 11/19/09	Chase Manhattan Bank	EUR	189	269,000	276,529	7,529
Expiring 11/19/09	Chase Manhattan Bank	EUR	176	253,000	258,263	5,263
Expiring 11/19/09	Chase Manhattan Bank	EUR	151	217,000	221,512	4,512
Expiring 11/19/09	Chase Manhattan Bank	EUR	130	186,000	190,780	4,780
Expiring 11/19/09	Goldman Sachs & Co., Inc.	EUR	322	476,000	471,553	(4,447)
Expiring 11/19/09	Goldman Sachs & Co., Inc.	EUR	184	270,000	268,848	(1,152)
Expiring 11/19/09	Goldman Sachs & Co., Inc. London	EUR	64	94,000	94,073	73
Expiring 11/19/09	Morgan Stanley	EUR	115	168,000	168,200	200
Expiring 11/19/09	State Street Bank	EUR	458	669,000	670,077	1,077
Hungarian Forint,
Expiring 11/19/09	Chase Manhattan Bank	HUF	19,117	96,840	102,940	6,100
Indian Rupee,
Expiring 10/20/09	First Boston	INR	72,927	1,488,000	1,513,712	25,712
Expiring 10/27/09	Cambridge Partners	INR	13,983	286,000	290,077	4,077
Expiring 10/27/09	Scotia McLeod	INR	61,847	1,271,000	1,283,053	12,053
Expiring 11/19/09	Cambridge Partners	INR	12,300	250,000	254,696	4,696
Expiring 11/19/09	Royal Bank of Scotland	INR	85,311	1,755,000	1,766,523	11,523
Expiring 12/22/09	Warburg Dillon Reed	INR	81,990	1,676,000	1,693,351	17,351
Indonesian Rupiah,
Expiring 10/21/09	Cambridge Partners	IDR	8,059,920	781,000	830,530	49,530
Expiring 11/19/09	Cambridge Partners	IDR	6,831,000	675,000	699,742	24,742
Expiring 11/19/09	Cambridge Partners	IDR	1,673,620	164,000	171,439	7,439
Israel Shekel,
Expiring 11/19/09	Chase Manhattan Bank	ILS	232	62,000	61,691	(309)
Expiring 11/19/09	Merrill Lynch	ILS	6,073	1,620,000	1,613,015	(6,985)
Japanese Yen,
Expiring 11/19/09	Charles Schwab	JPY	15,850	174,000	176,629	2,629
Expiring 11/19/09	Charles Schwab	JPY	7,760	86,000	86,475	475
Expiring 11/19/09	Chase Manhattan Bank	JPY	2,034,336	21,519,376	22,670,233	1,150,857
Expiring 11/19/09	Chase Manhattan Bank	JPY	58,591	622,000	652,923	30,923
Expiring 11/19/09	Chase Manhattan Bank	JPY	55,551	597,000	619,047	22,047
Expiring 11/19/09	Chase Manhattan Bank	JPY	28,816	305,000	321,116	16,116
Expiring 11/19/09	Chase Manhattan Bank	JPY	23,147	252,000	257,943	5,943
Expiring 11/19/09	Chase Manhattan Bank	JPY	22,470	238,000	250,397	12,397
Expiring 11/19/09	Chase Manhattan Bank	JPY	22,118	235,000	246,480	11,480
Expiring 11/19/09	Chase Manhattan Bank	JPY	22,027	238,000	245,463	7,463
Expiring 11/19/09	Chase Manhattan Bank	JPY	21,372	232,000	238,161	6,161
Expiring 11/19/09	Chase Manhattan Bank	JPY	12,072	128,000	134,527	6,527
Expiring 11/19/09	Chase Manhattan Bank	JPY	11,845	130,000	131,995	1,995
Expiring 11/19/09	Chase Manhattan Bank	JPY	9,530	101,000	106,205	5,205
Expiring 11/19/09	Chase Manhattan Bank	JPY	5,235	56,000	58,334	2,334
Expiring 11/19/09	Goldman Sachs & Co., Inc.	JPY	36,717	402,000	409,163	7,163
Expiring 11/19/09	Goldman Sachs & Co., Inc.	JPY	19,230	211,000	214,292	3,292
Expiring 11/19/09	Goldman Sachs & Co., Inc. London	JPY	15,979	176,000	178,067	2,067
Expiring 11/19/09	State Street Bank	JPY	38,933	430,000	433,857	3,857

Malaysian Ringgit,
Expiring 12/21/09	Cambridge Partners	MYR	11,921	3,429,000	3,432,634	3,634
New Taiwanese Dollar,
Expiring 10/27/09	Cambridge Partners	NWD	2,882	88,000	90,229	2,229
Expiring 10/27/09	Cambridge Partners	NWD	1,002	31,000	31,378	378
Expiring 10/27/09	State Street Bank	NWD	34,829	1,071,000	1,090,414	19,414
Norwegian Krone,
Expiring 11/19/09	Chase Manhattan Bank	NOK	688	113,000	118,925	5,925
Expiring 11/19/09	Chase Manhattan Bank	NOK	509	86,000	87,997	1,997
Expiring 11/19/09	First Boston Corp.	NOK	9,576	1,635,000	1,655,160	20,160
Expiring 11/19/09	Merrill Lynch	NOK	20,957	3,414,147	3,622,426	208,279
Singapore Dollar,
Expiring 11/19/09	Chase Manhattan Bank	SGD	76	53,000	53,618	618
Expiring 11/19/09	Royal Bank of Scotland	SGD	1,388	956,275	984,767	28,492
South African Rand,
Expiring 11/19/09	Charles Schwab	ZAR	394	52,762	51,972	(790)
South Korean Won,
Expiring 10/20/09	Cambridge Partners	KRW	297,262	232,000	252,227	20,227
Expiring 10/20/09	Royal Bank of Scotland	KRW	103,700	85,000	87,989	2,989
Expiring 10/20/09	State Street Bank	KRW	1,123,920	900,000	953,646	53,646
Expiring 11/19/09	Cambridge Partners	KRW	191,807	154,000	162,682	8,682
Expiring 11/19/09	Cambridge Partners	KRW	103,165	83,000	87,500	4,500
Expiring 11/19/09	Cambridge Partners	KRW	88,644	71,000	75,183	4,183
Expiring 11/19/09	Royal Bank of Scotland	KRW	2,708,745	2,175,000	2,297,429	122,429
Expiring 12/16/09	Goldman Sachs & Co., Inc.	KRW	1,047,898	863,000	888,417	25,417
Expiring 01/15/10	Cambridge Partners	KRW	992,876	813,000	841,262	28,262
Expiring 01/15/10	Cambridge Partners	KRW	811,985	647,000	687,993	40,993
Swedish Krona,
Expiring 11/19/09	Charles Schwab	SEK	535	77,000	76,789	(211)
Expiring 11/19/09	Charles Schwab	SEK	428	61,000	61,439	439
Expiring 11/19/09	Chase Manhattan Bank	SEK	594	83,000	85,193	2,193
Expiring 11/19/09	Chase Manhattan Bank	SEK	513	71,000	73,605	2,605
Expiring 11/19/09	Chase Manhattan Bank	SEK	443	62,000	63,577	1,577
Expiring 11/19/09	Merrill Lynch	SEK	41,161	5,703,920	5,906,268	202,348

				$83,525,843	$85,769,315	$2,243,472

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Receivable	Value	(Depreciation)(1)
Australian Dollar,
Expiring 11/19/09	Chase Manhattan Bank	AUD	219	$180,406	$192,212	$(11,806)
Brazilian Real,
Expiring 11/03/09	Scotia McLeod	BRL	1,263	655,655	709,144	(53,489)
Expiring 11/03/09	Scotia McLeod	BRL	1,262	655,000	708,435	(53,435)
Expiring 11/03/09	Scotia McLeod	BRL	1,261	654,345	707,727	(53,382)
Expiring 01/05/10	First Boston	BRL	3,894	2,120,000	2,161,157	(41,157)
British Pound,
Expiring 11/19/09	Charles Schwab	GBP	106	173,238	169,079	4,159
Expiring 11/19/09	Chase Manhattan Bank	GBP	110	182,240	176,438	5,802
Expiring 11/19/09	Chase Manhattan Bank	GBP	67	108,000	106,370	1,630
Expiring 11/19/09	Chase Manhattan Bank	GBP	8	13,736	13,543	193
Expiring 11/19/09	Royal Bank of Scotland	GBP	394	630,038	629,825	213
Canadian Dollar,
Expiring 11/19/09	Chase Manhattan Bank	CAD	670	607,724	625,608	(17,884)
Expiring 11/19/09	Chase Manhattan Bank	CAD	298	269,798	278,003	(8,205)
Danish Krone,
Expiring 11/19/09	First Boston Corp.	DKK	1,483	280,221	291,343	(11,122)
Euro,
Expiring 11/19/09	Barclays Capital Group	EUR	1,697	2,429,577	2,482,728	(53,151)
Expiring 11/19/09	Chase Manhattan Bank	EUR	1,695	2,416,994	2,480,301	(63,307)
Expiring 11/19/09	Chase Manhattan Bank	EUR	1,165	1,655,000	1,704,153	(49,153)
Expiring 11/19/09	Chase Manhattan Bank	EUR	764	1,113,855	1,117,606	(3,751)
Expiring 11/19/09	Chase Manhattan Bank	EUR	312	447,000	457,253	(10,253)
Expiring 11/19/09	Citicorp	EUR	151	221,083	220,680	403
Expiring 11/19/09	First Boston Corp.	EUR	4,494	6,344,827	6,576,561	(231,734)

Expiring 11/19/09	First Boston Corp.	EUR	1,201	1,769,000	1,757,340	11,660
Expiring 11/19/09	First Boston Corp.	EUR	515	753,514	754,290	(776)
Expiring 11/19/09	Merrill Lynch	EUR	432	620,000	632,371	(12,371)
Expiring 11/19/09	Merrill Lynch	EUR	317	452,000	464,530	(12,530)
Expiring 11/19/09	Morgan Stanley	EUR	565	825,190	826,171	(981)
Expiring 11/19/09	Royal Bank of Scotland	EUR	4,121	6,055,139	6,030,683	24,456
Expiring 11/19/09	State Street Bank	EUR	81	120,187	118,939	1,248
Japanese Yen,
Expiring 11/19/09	Charles Schwab	JPY	40,192	441,932	447,891	(5,959)
Expiring 11/19/09	Chase Manhattan Bank	JPY	81,667	863,885	910,085	(46,200)
Expiring 11/19/09	Chase Manhattan Bank	JPY	76,226	815,462	849,447	(33,985)
Expiring 11/19/09	Chase Manhattan Bank	JPY	27,368	290,438	304,984	(14,546)
Expiring 11/19/09	First Boston Corp.	JPY	15,951	175,000	177,758	(2,758)
Expiring 11/19/09	Goldman Sachs & Co., Inc.	JPY	80,617	884,000	898,378	(14,378)
Expiring 11/19/09	Merrill Lynch	JPY	18,108	196,000	201,791	(5,791)
Expiring 11/19/09	State Street Bank	JPY	59,046	634,199	658,002	(23,803)
Malaysian Ringgit,
Expiring 10/14/09	Morgan Stanley	MYR	1,548	435,000	447,100	(12,100)
Mexican Peso,
Expiring 10/21/09	Royal Bank of Scotland	MXN	1,450	107,318	107,088	230
Expiring 11/19/09	Goldman Sachs & Co., Inc.	MXN	5,065	380,618	372,626	7,992
Expiring 11/19/09	Royal Bank of Scotland	MXN	79,307	6,051,073	5,834,619	216,454
Expiring 11/19/09	Royal Bank of Scotland	MXN	24,307	1,769,877	1,788,312	(18,435)
Polish Zloty,
Expiring 11/19/09	State Street Bank	PLN	175	58,781	60,711	(1,930)
South African Rand,
Expiring 11/19/09	Royal Bank of Scotland	ZAR	3,683	449,851	485,566	(35,715)
Swedish Krona,
Expiring 11/19/09	Chase Manhattan Bank	SEK	11,182	1,562,000	1,604,569	(42,569)
				$46,869,201	$47,541,417	$(672,216)

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Preferred Stocks	$11,914	$—	$—
Warrants	—	32,812	—
Asset-Backed Securities	—	8,055,189	—
Commercial Mortgage-Backed Securities	—	8,869,637	—
Corporate Obligations	—	48,358,283	—
Foreign Bonds	—	185,802,951	—
Municipal Bonds	—	1,498,053	—
Residential Mortgage-Backed Securities	—	1,426,809	—
Sovereign Issues	—	4,415,234	—
U.S. Government Agency Mortgage-Backed Securities	—	43,843,951	—
U.S. Government Agency Obligations	—	954,158	—
U.S. Treasury Obligations	—	27,762,888	—
Affiliated Money Market Mutual Fund	18,602,510	—	—

	$18,614,424	$331,019,965	$—
Other Financial Instruments*	(340,625)	1,571,256	—

Total	$18,273,799	$332,591,221	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred
Stocks
Balance as of 12/31/08	$37,364
Realized gain (loss)	(72,767)
Change in unrealized appreciation (depreciation)	73,353
Net purchases (sales)	(37,950)
Transfers in and/or out of Level 3	—

Balance as of 9/30/09	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2009 were as follows:

Sovereign Issues	37.4%
U.S. Government Agency Mortgage-Backed Securities	12.8
Financial — Bank & Trust	9.0
U.S. Treasury Obligations	8.1
Financial Services	6.4
Affiliated Money Market Mutual Fund (3.8% represents investments purchased with collateral from securities on loan)	5.4
Telecommunications	2.8
Commercial Mortgage-Backed Securities	2.6
Asset-Backed Securities	2.3
Oil & Gas	2.1
Utilities	1.6
Media	1.0
Electric	0.8
Insurance	0.7
Metals & Mining	0.6
Beverages	0.5
Municipal Bonds	0.4
Food	0.4
Residential Mortgage-Backed Securities	0.4
Retail & Merchandising	0.4
Tobacco	0.4
Environmental Services	0.4
Real Estate	0.3
Diversified Operations	0.3
Real Estate Investment Trusts	0.3
U.S. Government Agency Obligations	0.3
Pharmaceuticals	0.3
Home Builders	0.3
Chemicals	0.3
Healthcare Services	0.2
Pipelines	0.2
Advertising	0.2
Farming & Agriculture	0.2
Building Materials	0.2
Medical Supplies & Equipment	0.2
Aerospace	0.2
Business Services	0.1
Automobile Manufacturers	0.1
Diversified Financial Services	0.1
Broadcasting	0.1
Electronic Components & Equipment	0.1
Machinery & Equipment	0.1
Office Equipment	0.1
Containers & Packaging	0.1
Financial — Brokerage	0.1
Transportation	0.1
Paper & Forest Products	0.1
Consumer Products & Services	0.1
Entertainment & Leisure	0.1
Distribution/Wholesale	0.1
Construction	0.1
Electric — Integrated	0.1
Commercial Services	0.1

101.7
Liabilities in excess of other assets	(1.7)

100.0%

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS

Aerospace/Defense — 0.6%
Lockheed Martin Corp.	80,500	$6,285,440

Air Freight & Logistics — 1.4%
Expeditors International of Washington, Inc.(a)	408,600	14,362,290

Automotive Parts — 0.6%
O’Reilly Automotive, Inc.*(a)	168,200	6,078,748

Beverages — 1.1%
PepsiCo, Inc.	181,200	10,629,192

Biotechnology — 4.9%
Amgen, Inc.*	111,000	6,685,530
Celgene Corp.*	288,008	16,099,647
Gilead Sciences, Inc.*	557,213	25,954,982

		48,740,159

Business Services — 3.7%
Goldman Sachs Group, Inc. (The)	114,200	21,052,770
MasterCard, Inc. (Class A Stock)(a)	79,600	16,091,140

		37,143,910

Chemicals — 2.6%
Monsanto Co.	105,800	8,188,920
Praxair, Inc.	215,700	17,620,533

		25,809,453

Commercial Banks — 1.5%
Wells Fargo & Co.	532,000	14,991,760

Commercial Services & Supplies — 2.0%
McKesson Corp.	332,000	19,770,600

Communication Equipment — 6.1%
Juniper Networks, Inc.*(a)	1,180,300	31,891,706
QUALCOMM, Inc.	644,100	28,971,618

		60,863,324

Computer Hardware — 6.7%
Apple, Inc.*	270,200	50,086,974
EMC Corp.*	319,300	5,440,872
International Business Machines Corp.	93,200	11,147,652

		66,675,498

Computer Services & Software — 5.3%
Accenture PLC (Class A Stock) (Ireland)	416,800	15,534,136
Microsoft Corp.	1,161,500	30,071,235
salesforce.com, Inc.*(a)	136,200	7,753,866

		53,359,237

Consumer Products & Services — 1.0%
Procter & Gamble Co.	174,900	10,130,208

Electric — 1.0%
NRG Energy, Inc.*(a)	339,300	9,564,867

Electrical Equipment — 0.5%
Sunpower Corp.*(a)	200,020	5,046,505

Engineering/Construction — 1.0%
Fluor Corp.	93,200	4,739,220
McDermott International, Inc.*	200,000	5,054,000

		9,793,220

Financial — Bank & Trust — 4.3%
Charles Schwab Corp. (The)	454,500	8,703,675
JPMorgan Chase & Co.	359,200	15,740,144
State Street Corp.	358,210	18,841,846

		43,285,665

Financial Services — 3.3%
Franklin Resources, Inc.(a)	137,200	13,802,320
Visa, Inc. (Class A Stock)	146,900	10,152,259
Western Union Co. (The)	504,800	9,550,816

		33,505,395

Healthcare Products — 2.1%
Baxter International, Inc.	216,800	12,359,768
Intuitive Surgical, Inc.*(a)	34,600	9,073,850

		21,433,618

Hotels, Restaurants & Leisure — 3.8%
Marriott International, Inc. (Class A Stock)(a)	770,319	21,253,101
MGM MIRAGE*	569,700	6,859,188
Yum! Brands, Inc.	304,900	10,293,424

		38,405,713

Internet Services — 8.9%
Amazon.com, Inc.*(a)	370,747	34,612,940
Expedia, Inc.*(a)	611,600	14,647,820
Google, Inc. (Class A Stock)*	80,800	40,064,680

		89,325,440

Machinery — 0.5%
Rockwell Automation, Inc.	126,700	5,397,420

Media — 0.7%
Walt Disney Co. (The)	237,300	6,516,258

Medical Supplies & Equipment — 1.0%
Stryker Corp.(a)	209,500	9,517,585

Oil, Gas & Consumable Fuels — 6.1%
EOG Resources, Inc.	169,700	14,171,647
Petroleo Brasileiro SA, ADR (Brazil)	266,000	10,456,460
Schlumberger Ltd. (Netherlands)	356,100	21,223,560
Southwestern Energy Co.*	99,500	4,246,660
Suncor Energy, Inc. (Canada)(a)	326,800	11,294,208

		61,392,535

Pharmaceuticals — 4.7%
Allergan, Inc.(a)	260,800	14,803,008
Medco Health Solutions, Inc.*(a)	576,000	31,858,560

		46,661,568

Retail & Merchandising — 11.4%
Bed Bath & Beyond, Inc.*(a)	322,600	12,110,404
CVS Caremark Corp.	350,900	12,541,166
Danaher Corp.	501,700	33,774,444
Kohl’s Corp.*(a)	169,700	9,681,385
Lowe’s Cos., Inc.	529,900	11,096,106
Starbucks Corp.*(a)	374,900	7,741,685

Wal-Mart Stores, Inc.	554,000	27,195,860

		114,141,050

Semiconductors — 3.2%
ASML Holding NV (Netherlands)(a)	388,606	11,491,079
First Solar, Inc.*(a)	30,400	4,646,944
Xilinx, Inc.	664,000	15,550,880

		31,688,903

Semiconductors & Semiconductor Equipment — 3.5%
Broadcom Corp. (Class A Stock)*(a)	447,200	13,724,568
Marvell Technology Group Ltd. (Bermuda)*(a)	1,306,000	21,144,140

		34,868,708

Telecommunications — 4.4%
American Tower Corp. (Class A Stock)*	760,400	27,678,560
Crown Castle International Corp.*	504,855	15,832,253

		43,510,813

TOTAL LONG-TERM INVESTMENTS (cost $843,820,017)		978,895,082

SHORT-TERM INVESTMENTS — 21.5%

COMMON STOCK Reserve Investment Fund
(cost $1,020)	2,918	2,918

AFFILIATED MONEY MARKET MUTUAL FUND — 21.5%
Dryden Core Investment Fund — Taxable Money Market Series (cost $214,910,771; includes $199,853,545 of cash collateral for securities on loan)(b)(w)	214,910,771	214,910,771

TOTAL SHORT-TERM INVESTMENTS (cost $214,911,791)		214,913,689

TOTAL INVESTMENTS — 119.4% (cost $1,058,731,808)		1,193,808,771

Liabilities in excess of other assets — (19.4)%		(193,996,216)

NET ASSETS — 100.0%		$999,812,555

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $196,309,842; cash collateral of $199,853,545 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$978,898,000	$—	$—
Affiliated Money Market Mutual Fund	214,910,771	—	—

	$1,193,808,771	$—	$—
Other Financial Instruments*	—	—	—

Total	$1,193,808,771	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%

COMMON STOCKS — 94.9%

Chemicals — 5.6%
Air Liquide SA (France)	20,733	$2,358,919
Air Products & Chemicals, Inc.	26,600	2,063,628
Albemarle Corp.	53,400	1,847,640
Mosaic Co. (The)	94,100	4,523,387
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	119,600	10,804,664
Praxair, Inc.	52,400	4,280,556
Sociedad Quimica y Minera de Chile SA, ADR (Chile)(a)	47,500	1,858,675

		27,737,469

Commercial Services — 2.2%
Franco-Nevada Corp. (Canada)	140,200	3,678,343
Total SA, ADR (France)	121,754	7,215,142

		10,893,485

Construction — 4.5%
China Railway Construction Corp. (Class H Stock) (China)	1,352,500	1,792,067
Fluor Corp.	47,500	2,415,375
Foster Wheeler AG (Switzerland)*	231,660	7,392,271
McDermott International, Inc. (Panama)*	160,900	4,065,943
Technip SA (France)	103,141	6,588,189

		22,253,845

Energy Services — 4.2%
Calpine Corp.*	212,000	2,442,240
Duke Energy Corp.	84,500	1,330,030
Edison International	20,300	681,674
NRG Energy, Inc.*	210,100	5,922,719
Peabody Energy Corp.	289,700	10,782,634

		21,159,297

Environmental Services — 0.2%
EnergySolutions, Inc.	31,800	293,196
Nucor Corp.	19,300	907,293

		1,200,489

Exploration & Production — 7.1%
Devon Energy Corp.	130,214	8,767,309
Encore Acquisition Co.*(a)	126,600	4,734,840
Murphy Oil Corp.	157,900	9,090,303
Nexen, Inc. (Canada)	83,900	1,893,623
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	192,175	10,990,488

		35,476,563

Gas Transmission & Distribution — 0.6%
Spectra Energy Corp.	157,500	2,983,050

Integrated Petroleum — 7.5%
Baker Hughes, Inc.(a)	170,800	7,286,328
BP PLC, ADR (United Kingdom)(a)	169,222	9,007,687
Chevron Corp.	75,956	5,349,581
Eni SpA, ADR (Italy)(a)	88,762	4,424,786
Exxon Mobil Corp.	115,050	7,893,580
Lukoil, ADR (Russia)	58,490	3,208,177

		37,170,139

Machinery & Equipment — 2.8%
Bucyrus International, Inc.(a)	73,500	2,618,070
Deere & Co.	102,600	4,403,592
Joy Global, Inc.(a)	126,800	6,205,592
Terex Corp.*(a)	45,100	934,923

		14,162,177

Metals & Mining — 16.2%
Agnico-Eagle Mines Ltd. (Canada)(a)	174,600	11,846,610
Arch Coal, Inc.(a)	339,500	7,513,135
Barrick Gold Corp. (Canada)	141,500	5,362,850
BHP Billiton Ltd. (Australia)	297,528	9,812,627
CONSOL Energy, Inc.(a)	278,400	12,558,624
Eldorado Gold Corp. (Canada)*(a)	473,500	5,397,900
Eurasian Natural Resources Corp. (United Kingdom)	105,619	1,479,497
Freeport-McMoRan Copper & Gold, Inc.	129,403	8,878,340
Fresnillo PLC (United Kingdom)	31,900	393,575
Massey Energy Co.	17,100	476,919
Rio Tinto Ltd. (Australia)	92,956	4,830,974
Vale SA ADR (Brazil)(a)	424,900	9,827,937
Vulcan Materials Co.(a)	41,500	2,243,905

		80,622,893

Oil & Gas — 21.4%
Bill Barrett Corp.*	61,100	2,003,469
Diamond Offshore Drilling, Inc.(a)	170,700	16,305,264
Gazprom OAO, ADR (Russia)	432,870	10,064,227
Halliburton Co.	117,600	3,189,312
Hess Corp.	32,800	1,753,488
Nabors Industries Ltd. (Bermuda)*(a)	63,000	1,316,700
National Oilwell Varco, Inc.*	44,302	1,910,745
Noble Corp. (Switzerland)	162,600	6,172,296
NovaTek OAO, GDR (Russia)	39,812	1,962,732
Petroleo Brasileiro SA, ADR (Brazil)	227,900	8,958,749
Rosneft Oil Co., GDR (Russia)*	158,598	1,205,345
Saipem SpA (Italy)	81,277	2,447,730
Schlumberger Ltd. (Netherlands)	303,900	18,112,440
Southwestern Energy Co.*	132,900	5,672,172
StatoilHydro ASA (Norway)	122,450	2,753,805
Suncor Energy, Inc. (Canada)(a)	105,100	3,632,256
Transocean Ltd. (Switzerland)*	96,194	8,227,473
Trican Well Service Ltd. (Canada)	323,100	4,194,732
Williams Cos., Inc.	258,500	4,619,395
Woodside Petroleum Ltd. (Australia)	42,849	1,965,715

		106,468,045

Oil Field Equipment & Services — 3.9%
Cameron International Corp.*(a)	520,600	19,689,092

Paper & Forest Products — 0.8%
International Paper Co.	102,100	2,269,683
Weyerhaeuser Co.	51,871	1,901,072

		4,170,755

Petroleum Exploration & Production — 14.6%
Anadarko Petroleum Corp.	66,300	4,158,999

BG Group PLC (United Kingdom)	328,044	5,698,776
BJ Services Co.(a)	399,500	7,762,285
Canadian Natural Resources Ltd. (Canada)	222,800	14,969,932
EOG Resources, Inc.	135,800	11,340,658
FMC Technologies, Inc.*(a)	127,100	6,639,704
Newfield Exploration Co.*	94,300	4,013,408
Smith International, Inc.(a)	351,681	10,093,245
Ultra Petroleum Corp. (Canada)*(a)	32,200	1,576,512
XTO Energy, Inc.	152,470	6,300,060

		72,553,579

Railroads — 0.3%
Burlington Northern Santa Fe Corp.	17,800	1,420,974

Real Estate Investment Trusts — 0.5%
AMB Property Corp.(a)	29,700	681,615
Boston Properties, Inc.(a)	8,500	557,175
Camden Property Trust(a)	22,000	886,600
Simon Property Group, Inc.	5,718	397,001

		2,522,391

Steel Producers — 0.3%
Tenaris SA, ADR (Luxembourg)(a)	37,900	1,349,998

Telecommunications — 1.2%
Quanta Services, Inc.*	264,796	5,859,936

Utilities — 1.0%
Exelon Corp.	34,900	1,731,738
RRI Energy, Inc.*(a)	487,200	3,478,608

		5,210,346

TOTAL COMMON STOCKS
(cost $552,137,110)		472,904,523

	Units
WARRANTS(m) *

Metals & Mining
Agnico-Eagle Mines Ltd., expiring 12/02/13 (Canada)	4,650	144,150
Franco-Nevada Corp., expiring 6/16/17 (Canada)	5,250	30,647

TOTAL WARRANTS (cost $44,138)		174,797

TOTAL LONG-TERM INVESTMENTS (cost $552,181,248)		473,079,320

	Shares
SHORT-TERM INVESTMENTS — 30.0%

AFFILIATED MONEY MARKET MUTUAL FUND Dryden Core Investment Fund - Taxable Money Market Series (cost $149,438,000; includes $122,939,802 of cash collateral for securities on loan)(b)(w)	149,438,000	149,438,000

TOTAL INVESTMENTS(o) — 124.9% (cost $701,619,248)		622,517,320

Liabilities in excess of other assets — (24.9)%		(124,147,088)

NET ASSETS — 100.0%		$498,370,232

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $119,295,044; cash collateral of $122,939,802 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.

(o)	As of September 30, 2009, 5 securities representing $18,545,533 and 3.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$454,503,140	$18,401,383	$—
Warrants	30,647	—	144,150
Affiliated Money Market Mutual Fund	149,438,000	—	—

	$603,971,787	$18,401,383	$144,150
Other Financial Instruments*	—	—	—

Total	$603,971,787	$18,401,383	$144,150

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants

Balance as of 12/31/08	$453,501	$74,977
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	69,173
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(453,501)	—

Balance as of 9/30/09	$—	$144,150

AST UBS DYNAMIC ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.6%

COMMON STOCKS — 86.6%

Advertising — 0.5%
Interpublic Group of Cos., Inc.*	475,800	$3,578,016
Omnicom Group, Inc.	107,900	3,985,826

		7,563,842

Aerospace & Defense — 0.8%
General Dynamics Corp.	147,500	9,528,500
United Technologies Corp.	68,800	4,191,984

		13,720,484

Agriculture — 0.1%
Golden Agri-Resources Ltd. (Mauritius)*	3,311,000	1,010,705

Airlines — 0.4%
British Airways PLC (United Kingdom)*	1,111,436	3,916,634
Southwest Airlines Co.	277,200	2,661,120

		6,577,754

Auto Parts & Equipment — 0.3%
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	31,345	2,459,034
JTEKT Corp. (Japan)	146,000	1,701,287

		4,160,321

Automobile Manufacturers — 0.6%
Bayerische Motoren Werke AG (Germany)	40,258	1,941,145
Daimler AG (Germany)	59,986	3,020,104
Toyota Motor Corp. (Japan)	116,000	4,613,380

		9,574,629

Automotive Parts — 1.0%
BorgWarner, Inc.	76,500	2,314,890
Johnson Controls, Inc.	93,500	2,389,860
O’Reilly Automotive, Inc.*	94,100	3,400,774
PACCAR, Inc.	157,900	5,954,409
Tomkins PLC (United Kingdom)	420,531	1,267,534

		15,327,467

Banks — 1.8%
Bank of America Corp.	296,100	5,010,012
Credit Suisse Group AG (Switzerland)	45,591	2,529,656
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	1,651,000	1,244,100
National Australia Bank Ltd. (Australia)	100,523	2,727,839
Nordea Bank AB (Sweden)	503,708	5,072,232
Standard Chartered PLC (United Kingdom)	365,180	8,999,354
Swatch Group AG The (Switzerland)	69,012	3,136,606

		28,719,799

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	170,414	7,781,797
Central European Distribution Corp.*	110,800	3,629,808
Heineken NV (Netherlands)	94,359	4,350,241
PepsiCo, Inc.	116,300	6,822,158
Remy Cointreau SA (France)	21,667	906,332

		23,490,336

Biotechnology — 0.4%
Amgen, Inc.*	72,200	4,348,606
Talecris Biotherapeutics Holdings Corp.*	119,400	2,268,600

		6,617,206

Broadcasting — 0.2%
British Sky Broadcasting Group PLC (United Kingdom)	321,594	2,937,272
ITV PLC (United Kingdom)	684,650	483,299

		3,420,571

Building Materials — 0.6%
Asahi Glass Co. Ltd. (Japan)	318,000	2,568,373
Cie de Saint-Gobain (France)	50,738	2,632,086
CRH PLC (Ireland)	137,729	3,810,241

		9,010,700

Business Services — 0.1%
LKQ Corp.*	102,100	1,892,934

Cable Television — 0.6%
Comcast Corp. (Class A Stock)	478,200	8,076,798
Nexans S.A. (France)	28,366	2,292,575

		10,369,373

Chemicals — 2.6%
Air Products & Chemicals, Inc.	16,400	1,272,312
Ecolab, Inc.	80,200	3,707,646
Givaudan SA (Switzerland)	7,316	5,485,411
Henkel AG & Co. KGaA (PRFC Shares) (Germany)	162,340	6,989,058
Incitec Pivot Ltd. (Australia)	1,291,844	3,225,251
Monsanto Co.	124,100	9,605,340
Praxair, Inc.	88,100	7,196,889
Shin-Etsu Chemical Co. Ltd. (Japan)	38,900	2,392,113
Terra Industries, Inc.	35,500	1,230,785
Yule Catto & Co. PLC (United Kingdom)*	606,239	1,329,769

		42,434,574

Coal — 0.1%
Macarthur Coal Ltd. (Australia)	159,874	1,331,425

Commercial Banks — 0.5%
City National Corp.	38,200	1,487,126
ICICI Bank Ltd. ADR (India)	151,800	5,853,408

		7,340,534

Commercial Services — 0.3%
Monster Worldwide, Inc.*	74,700	1,305,756
Ordina NV (Netherlands)*	158,440	990,018
Quanta Services, Inc.*	136,800	3,027,384

		5,323,158

Computer Hardware — 1.7%
Apple, Inc.*	131,800	24,431,766
Cie Generale de Geophysique-Veritas (France)*	108,090	2,522,089

Psion PLC (United Kingdom)	613,219	1,078,024

		28,031,879

Computer Services
Morse PLC (United Kingdom)*	662,123	341,262

Computer Services & Software — 1.9%
Cognizant Technology Solutions Corp. (Class A Stock)*	135,800	5,250,028
Concur Technologies, Inc.*	48,000	1,908,480
Intuit, Inc.*	76,600	2,183,100
Logica PLC (United Kingdom)	1,630,235	3,389,592
MICROS Systems, Inc.*	47,700	1,440,063
salesforce.com, Inc.*	99,600	5,670,228
Seagate Technology (Cayman Islands)	176,400	2,683,044
Solera Holdings, Inc.	150,900	4,694,499
Teradata Corp.*	112,300	3,090,496

		30,309,530

Computers — 0.3%
Research In Motion Ltd. (Canada)*	42,400	2,864,120
STEC, Inc.*	92,800	2,727,392

		5,591,512

Computers & Peripherals — 0.8%
Hewlett-Packard Co.	147,900	6,982,359
NCR Corp.*	182,700	2,524,914
NetApp, Inc.*	123,800	3,302,984

		12,810,257

Construction — 0.2%
Taylor Wimpey PLC (United Kingdom)*	4,296,704	2,892,303

Consumer Finance — 0.6%
JPMorgan Chase & Co.	221,300	9,697,366

Consumer Products & Services — 1.1%
Avon Products, Inc.	119,400	4,054,824
Estee Lauder Cos., Inc. (The) (Class A Stock)	69,900	2,591,892
IMI PLC (United Kingdom)	315,296	2,255,426
Procter & Gamble Co. (The)	141,200	8,178,304

		17,080,446

Distribution/Wholesale — 0.9%
Mitsubishi Corp. (Japan)	133,000	2,690,670
Wolseley PLC (United Kingdom)*	495,287	11,928,619

		14,619,289

Diversified Financial Services — 2.5%
Artio Global Investors, Inc.,*	81,600	2,133,840
Bank of New York Mellon Corp. (The)	154,809	4,487,913
BlackRock, Inc.	22,700	4,921,814
BM&FBOVESPA SA (Brazil)	363,000	2,682,135
Discover Financial Services	248,831	4,038,527
F&C Asset Management PLC (United Kingdom)	138,195	171,164
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	146,000	2,646,821
KB Financial Group, Inc. (South Korea)*	52,260	2,683,412
MasterCard, Inc. (Class A Stock)	50,200	10,147,930
Morgan Stanley	128,900	3,980,432
Nomura Holdings, Inc. (Japan)	497,400	3,064,248

		40,958,236

Diversified Machinery — 0.2%
Alstom SA (France)	21,334	1,556,905
FLSmidth & Co. A/S (Denmark)	34,006	1,851,694

		3,408,599

Diversified Operations — 0.5%
General Electric Co.	311,200	5,109,904
Parker Hannifin Corp.	64,000	3,317,760

		8,427,664

Education — 0.5%
DeVry, Inc.	84,900	4,696,668
Strayer Education, Inc.	18,400	4,005,312

		8,701,980

Electric — 1.2%
American Electric Power Co., Inc.	168,600	5,224,914
Dynegy, Inc. (Class A Stock)*	245,500	626,025
Exelon Corp.	135,300	6,713,586
FirstEnergy Corp.	86,700	3,963,924
Iberdrola SA (Spain)	113,720	1,115,799
International Power PLC (United Kingdom)	305,719	1,412,018
Pepco Holdings, Inc.	71,600	1,065,408

		20,121,674

Electronic Components — 0.4%
Hosiden Corp. (Japan)	62,400	845,996
Koninklijke Philips Electronics NV (Netherlands)	93,500	2,277,660
Public Power Corp. SA (Greece)*	66,402	1,477,954
Vestas Wind Systems A/S (Denmark)*	24,905	1,800,417

		6,402,027

Electronic Components & Equipment — 0.7%
A123 Systems, Inc.*	25,000	533,000
Amphenol Corp. (Class A Stock)	104,700	3,945,096
Electrocomponents PLC (United Kingdom)	581,711	1,427,968
Fanuc Ltd. (Japan)	28,600	2,564,808
Gamesa Corp. Tecnologica SA (Spain)	46,658	1,045,326
Premier Farnell PLC (United Kingdom)	802,785	1,905,222

		11,421,420

Electronics — 0.4%
Advantest Corp. (Japan)	176,800	4,904,272
Ibiden Co. Ltd. (Japan)	29,100	1,082,761

		5,987,033

Engineering/Construction — 0.1%
Tecnicas Reunidas SA (Spain)	24,884	1,360,434

Entertainment — 0.1%
William Hill PLC (United Kingdom)	700,625	1,974,049

Entertainment & Leisure — 1.2%
Carnival Corp. (Panama)	149,800	4,985,344
Carnival PLC (United Kingdom)	121,016	4,123,348
Entertainment Rights PLC (United Kingdom)*	201,252	257

Ladbrokes PLC (United Kingdom)	397,252	1,189,750
WMS Industries, Inc.*	196,700	8,764,952

		19,063,651

Environmental Control — 0.3%
Tetra Tech, Inc.*	155,400	4,122,762

Financial — Bank & Trust — 4.8%
Banco Santander SA (Spain)	618,792	9,960,653
Barclays PLC (United Kingdom)*	1,373,194	8,119,954
BNP Paribas (France)	135,365	10,815,536
Deutsche Post AG (Germany)	315,669	5,912,789
HSBC Holdings PLC (United Kingdom)	1,215,048	13,903,573
IntercontinentalExchange, Inc.*	69,300	6,735,267
Intesa Sanpaolo SpA (Italy)*	240,976	1,065,836
Lloyds TSB Group PLC (United Kingdom)*	2,871,767	4,759,353
National Bank of Greece SA (Greece)*	137,656	4,935,279
Royal Bank of Scotland Group PLC (United Kingdom)*	1,746,260	1,477,729
Societe Generale (France)	33,791	2,719,667
Wells Fargo & Co.	223,000	6,284,140

		76,689,776

Financial — Brokerage — 0.9%
TD Ameritrade Holding Corp.*	191,300	3,753,306
Visa, Inc. (Class A Stock)	163,381	11,291,261

		15,044,567

Financial Services — 1.1%
3i Group PLC (United Kingdom)	336,538	1,552,211
Cattles PLC (United Kingdom)*	660,060	10,549
CME Group, Inc.	27,100	8,351,949
GAM Holding Ltd. (Switzerland)	58,503	2,921,480
Itau Unibanco Holding SA, ADR (Brazil)	81,730	1,646,860
MSCI, Inc. (Class A Stock)*	85,000	2,517,700

		17,000,749

Food — 2.4%
Associated British Foods PLC (United Kingdom)	205,995	2,788,432
Cadbury PLC (United Kingdom)	100,135	1,285,054
Flowers Foods, Inc.	81,500	2,142,635
Kellogg Co.	104,700	5,154,381
Nestle SA (Switzerland)	293,340	12,500,139
SYSCO Corp.	87,500	2,174,375
Unilever PLC (United Kingdom)	463,134	13,160,076

		39,205,092

Food & Beverage — 0.1%
Northern Foods PLC (United Kingdom)	1,299,888	1,463,548

Healthcare Equipment & Supplies — 1.6%
Alcon, Inc. (Switzerland)	74,000	10,261,580
Covidien PLC (Ireland)	372,700	16,123,002

		26,384,582

Healthcare Services — 1.0%
DaVita, Inc.*	69,400	3,930,816
Fresenius Medical Care AG & Co KGaA, ADR (Germany)	31,700	1,576,758
Genzyme Corp.*	70,600	4,005,138
Laboratory Corp. of America Holdings*	49,900	3,278,430
UnitedHealth Group, Inc.	103,700	2,596,648

		15,387,790

Holding Companies — Diversified — 0.1%
GEA Group AG (Germany)	99,362	2,073,434

Home Builders — 0.1%
Gafisa SA (Brazil)	162,000	2,450,666

Hotels, Restaurants & Leisure — 1.2%
Darden Restaurants, Inc.	57,000	1,945,410
International Game Technology	425,000	9,129,000
McDonald’s Corp.	118,700	6,774,209
Wynn Resorts Ltd.*	11,500	815,235

		18,663,854

Household Products — 1.0%
Colgate-Palmolive Co.	65,900	5,026,852
Fortune Brands, Inc.	120,500	5,179,090
Hunter Douglas NV (Netherlands)	28,351	1,141,740
Reckitt Benckiser Group PLC (United Kingdom)	57,810	2,825,273
Scotts Miracle-Gro Co. (The) (Class A Stock)	40,100	1,722,295

		15,895,250

Industrial Products — 0.2%
EnergySolutions, Inc.	296,300	2,731,886

Insurance — 3.0%
ACE Ltd. (Switzerland)*	58,700	3,138,102
Aflac, Inc.	77,600	3,316,624
Allianz SE (Germany)	23,836	2,977,756
AMP Ltd. (Australia)	886,052	5,096,521
Aviva PLC (United Kingdom)	698,353	5,001,150
China Life Insurance Co. Ltd. (Class H Stock) (China)	482,000	2,099,019
Friends Provident Group PLC (United Kingdom)	716,439	952,626
Principal Financial Group, Inc.	161,500	4,423,485
Prudential PLC (United Kingdom)	1,378,502	13,251,438
Resolution Ltd. (Guernsey)*	1,124,570	1,666,941
Sampo Oyj (Class A Stock) (Finland)	133,831	3,370,451
Zurich Financial Services AG (Switzerland)	15,291	3,637,201

		48,931,314

Insurance — Health Insurance — 0.1%
Aetna, Inc.	34,600	962,918

Internet Services — 1.9%
Amazon.com, Inc.*	102,300	9,550,728
F5 Networks, Inc.*	21,300	844,119
Google, Inc. (Class A Stock)*	26,700	13,239,195
Monitise PLC (United Kingdom)*	2,864,815	675,318
priceline.com, Inc.*	24,900	4,128,918
United Internet AG (Germany)*	91,287	1,377,267

		29,815,545

Iron / Steel — 0.1%
Evraz Group SA, GDR (Russia)*	88,551	2,306,754

Lodging — 0.1%
Shangri-La Asia Ltd. (Bermuda)	882,000	1,661,564

Machinery — 0.1%
SPX Corp.	30,200	1,850,354

Machinery & Equipment — 0.9%
Bucyrus International, Inc.	38,000	1,353,560
Joy Global, Inc.	31,600	1,546,504
Komatsu Ltd. (Japan)	136,700	2,561,459
Pall Corp.	99,200	3,202,176
Regal-Beloit Corp.	119,900	5,480,629

		14,144,328

Media — 1.1%
Gestevision Telecinco SA (Spain)	134,991	1,702,796
Ingenious Media Active Capital Ltd. (Guernsey)*	182,207	117,934
Pearson PLC (United Kingdom)	428,234	5,276,616
STV Group PLC (United Kingdom)*	157,713	236,927
Time Warner Cable, Inc.	126,600	5,455,194
Viacom, Inc. (Class B Stock)*	141,300	3,962,052
Wolters Kluwer NV (Netherlands)	57,038	1,218,201

		17,969,720

Medical — Drugs — 1.0%
Allergan, Inc.	278,300	15,796,308

Medical Supplies & Equipment — 1.7%
Bard (C.R.), Inc.	42,600	3,348,786
Baxter International, Inc.	57,900	3,300,879
Henry Schein, Inc.*	53,900	2,959,649
Immucor, Inc.*	131,600	2,329,320
Medtronic, Inc.	126,900	4,669,920
Qiagen NV (Netherlands)*	57,300	1,219,344
Thermo Fisher Scientific, Inc.*	52,300	2,283,941
Zimmer Holdings, Inc.*	135,100	7,221,095

		27,332,934

Metal Fabricate/Hardware — 0.2%
Vallourec SA (France)	14,843	2,515,247

Metals & Mining — 2.7%
Anglo American PLC (United Kingdom)*	185,660	5,913,514
ArcelorMittal (Luxembourg)	101,014	3,776,791
Assa Abloy Ab (Sweden)	429,056	6,973,118
China Zhongwang Holdings Ltd. (Cayman Islands)*	2,880,400	2,832,065
Peabody Energy Corp.	144,600	5,382,012
Rio Tinto PLC (United Kingdom)	187,180	7,982,627
Xstrata PLC (United Kingdom)*	664,209	9,792,444

		42,652,571

Mining — 0.6%
Antofagasta PLC (United Kingdom)	181,537	2,203,499
BHP Billiton Ltd. (Australia)	181,998	6,057,876
New World Resources NV (Netherlands)	132,602	1,305,422

		9,566,797

Office Equipment — 0.2%
Canon, Inc. (Japan)	86,200	3,485,835

Oil & Gas — 7.2%
Baker Hughes, Inc.	119,200	5,085,072
BP PLC (United Kingdom)	2,429,546	21,471,887
Centrica PLC (United Kingdom)	1,347,461	5,418,097
Chevron Corp.	99,000	6,972,570
ENI SpA (Italy)	223,470	5,585,442
EOG Resources, Inc.	30,000	2,505,300
Gazprom Oao (Russia)	111,126	2,627,019
Halliburton Co.	155,900	4,228,008
Marathon Oil Corp.	126,500	4,035,350
National Oilwell Varco, Inc.*	27,600	1,190,388
Newfield Exploration Co.*	60,300	2,566,368
Noble Corp. (Switzerland)	64,700	2,456,012
Royal Dutch Shell PLC (Class A Stock) (United Kingdom)	31,909	920,217
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	607,707	16,860,247
Schlumberger Ltd. (Netherlands)	34,100	2,032,360
Seadrill Ltd. (Bermuda)*	182,600	3,812,531
Southwestern Energy Co.*	235,200	10,038,336
Total SA, ADR (France)	13,700	811,862
Tullow Oil PLC (United Kingdom)	122,424	2,206,966
Ultra Petroleum Corp. (Canada)*	103,500	5,067,360
Weatherford International Ltd. (Switzerland)*	163,400	3,387,282
XTO Energy, Inc.	169,575	7,006,839

		116,285,513

Oil & Gas Equipment & Services — 0.4%
John Wood Group PLC (United Kingdom)	171,902	835,444
Smith International, Inc.	50,300	1,443,610
Williams Cos., Inc.	247,900	4,429,973

		6,709,027

Oil & Gas Exploration/Production — 0.3%
Continental Resources, Inc.*	106,100	4,155,937

Oil & Gas Services — 0.2%
Subsea 7, Inc., (Cayman Islands)*	212,400	2,849,847

Oil, Gas & Consumable Fuels — 1.0%
Anadarko Petroleum Corp.	84,300	5,288,139
BG Group PLC (United Kingdom)	234,358	4,071,264
Hess Corp.	72,600	3,881,196
Saipem SpA (Italy)	89,967	2,709,437

		15,950,036

Paper & Forest Products
UPM-Kymmene Oyj (Finland)	47,079	564,926

Pharmaceuticals — 4.9%
AstraZeneca PLC (United Kingdom)	179,510	8,044,270
BioMarin Pharmaceutical, Inc.*	74,400	1,345,152
Express Scripts, Inc.*	159,200	12,350,736
GlaxoSmithKline PLC (United Kingdom)	1,196,597	23,512,370
Medco Health Solutions, Inc.*	116,700	6,454,677
Merck & Co., Inc.	101,800	3,219,934
Millipore Corp.*	29,100	2,046,603
Novartis AG (Switzerland)	85,215	4,263,628
Novo Nordisk A/S (Class B Stock) (Denmark)	19,614	1,228,032
Pfizer, Inc.	487,300	8,064,815
Roche Holding AG (Switzerland)	20,854	3,487,405

Roche Holding AG Genusschein (Switzerland)	10,012	1,618,267
Sanofi-Aventis SA (France)	38,572	2,830,698

		78,466,587

Printing & Publishing — 0.4%
Daily Mail & General Trust PLC (United Kingdom)	391,937	2,876,326
Reed Elsevier PLC (United Kingdom)	490,151	3,668,377

		6,544,703

Real Estate — 0.9%
China Resources Land Ltd. (Cayman Islands)	1,048,000	2,296,119
Mitsui Fudosan Co. Ltd. (Japan)	129,000	2,182,933
Regus PLC (United Kingdom)	1,070,899	1,714,890
Sino Land Co. Ltd. (Hong Kong)	1,276,000	2,285,260
Sun Hung Kai Properties Ltd. (Hong Kong)	215,000	3,168,109
Tokyu Land Corp. (Japan)	533,000	2,131,644

		13,778,955

Real Estate Investment Trust — 0.1%
Digital Realty Trust, Inc.	36,400	1,663,844

Retail — 0.6%
Dick’s Sporting Goods, Inc.*	62,600	1,402,240
Wal-Mart Stores, Inc.	181,100	8,890,199

		10,292,439

Retail & Merchandising — 1.8%
Aberdeen Asset Management PLC (United Kingdom)	91,770	219,994
Belle International Holdings Ltd. (Cayman Islands)	2,927,000	3,006,293
DSG International PLC (United Kingdom)*	7,181,653	3,070,211
GameStop Corp. (Class A Stock)*	122,700	3,247,869
HMV Group PLC (United Kingdom)	1,630,919	2,734,185
Home Depot, Inc. (The)	87,100	2,320,344
Home Retail Group PLC (United Kingdom)	462,190	2,008,398
IInditex SA (Spain)	40,531	2,325,598
Kingfisher PLC (United Kingdom)	517,252	1,759,940
MSC Industrial Direct Co. (Class A Stock)	91,900	4,005,002
PPR (France)	13,030	1,670,126
Urban Outfitters, Inc.*	73,400	2,214,478

		28,582,438

Semiconductors — 1.0%
ASML Holding NV (Netherlands)	66,120	1,944,820
ASML Holding NV, ADR (Netherlands)	46,200	1,366,134
Intersil Corp. (Class A Stock)	116,400	1,782,084
Marvell Technology Group Ltd. (Bermuda)*	164,300	2,660,017
Soitec (France)*	176,349	2,470,940
Stmicroelectronics NV (Netherlands)	257,505	2,439,922
Sumco Corp. (Japan)	124,700	2,833,933

		15,497,850

Semiconductors & Semiconductor Equipment — 0.6%
Atmel Corp.*	632,700	2,651,013
Broadcom Corp. (Class A Stock)*	110,200	3,382,038
KLA-Tencor Corp.	79,800	2,861,628
National Semiconductor Corp.	108,000	1,541,160

		10,435,839

Software — 2.7%
Activision Blizzard, Inc.*	87,900	1,089,081
Adobe Systems, Inc.*	149,600	4,942,784
Autodesk, Inc.*	101,500	2,415,700
Autonomy Corp. PLC (United Kingdom)*	101,925	2,653,516
Microsoft Corp.	344,900	8,929,461
Oracle Corp.	222,300	4,632,732
Sage Group PLC (The) (United Kingdom)	2,468,261	9,206,868
TomTom NV (Netherlands)*	151,739	2,602,407
VMware, Inc. (Class A Stock)*	156,100	6,270,537

		42,743,086

Specialty Retail — 0.4%
Sherwin-Williams Co. (The)	99,100	5,961,856

Steel Producers/Products — 0.1%
Nippon Steel Corp. (Japan)	290,000	1,059,656

Telecommunications — 3.3%
American Tower Corp. (Class A Stock)*	219,500	7,989,800
AT&T, Inc.	189,600	5,121,096
Cisco Systems, Inc.*	402,400	9,472,496
Millicom International Cellular SA (Luxembourg)*	31,800	2,313,132
Nokia Oyj (Finland)	387,309	5,696,054
QUALCOMM, Inc.	234,100	10,529,818
SBA Communications Corp. (Class A Stock)*	66,500	1,797,495
Starent Networks Corp.*	165,100	4,196,842
Telefonica SA (Spain)	164,916	4,550,297
Telenor ASA (Norway)*	99,000	1,146,639

		52,813,669

Transportation — 1.6%
Burlington Northern Santa Fe Corp.	76,200	6,083,046
C.H. Robinson Worldwide, Inc.	23,500	1,357,125
FedEx Corp.	99,900	7,514,478
Ryder System, Inc.	74,200	2,898,252
Union Pacific Corp.	125,600	7,328,760

		25,181,661

Transportation Services — 0.2%
TNT NV (Netherlands)	139,922	3,755,223

Utilities — 0.5%
E.ON AG (Germany)	46,910	1,989,364
Illinois Tool Works, Inc.	140,500	6,000,755

		7,990,119

Wireless Telecommunication Services — 2.2%
Sprint Nextel Corp.*	705,400	2,786,330

Vodafone Group PLC (United Kingdom)	14,420,939	32,311,827

		35,098,157

TOTAL COMMON STOCKS (cost $1,183,697,134)		1,389,573,936

	Units
RIGHTS(m)

Banks
BNP Paribas, expiring 10/13/09 (France)* (cost $0)	135,365	293,168

TOTAL LONG-TERM INVESTMENTS (cost $1,183,697,134)		1,389,867,104

	Shares
SHORT-TERM INVESTMENT — 11.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $189,442,071)	189,442,071	189,442,071

TOTAL INVESTMENTS(o) — 98.4% (cost $1,373,139,205)		1,579,309,175

Other assets in excess of liabilities(x) — 1.6%		25,639,139

NET ASSETS — 100.0%		$1,604,948,314

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PRFC	Preference Shares

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

TWD	New Taiwanese Dollar

ZAR	South African Rand

*	Non-income producing security.

(m)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as September 30, 2009.

(o)	As of September 30, 2009, 31 securities representing $76,610,559 and 4.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:
Futures contracts open at September 30, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2009	(Depreciation)
Long Positions:
66	DJ-EURO STOXX 50	Dec 09	$2,717,806	$2,759,336	$41,530
1,111	Euro Bund	Dec 09	196,988,879	198,151,312	1,162,433
4	FTSE/MIB Index	Dec 09	678,852	685,495	6,643
215	Hang Seng Index	Oct 09	29,965,608	28,983,200	(982,408)
53	MSCI Singapore Index	Oct 09	2,379,384	2,413,999	34,615
1,118	MSCI Taiwan Stock Index	Oct 09	29,593,460	30,577,300	983,840
301	NIKKEI 225 Index	Dec 09	34,615,752	33,900,852	(714,900)
28	QMXS30 Index	Oct 09	369,452	359,471	(9,981)
19	S&P 200 Index	Dec 09	1,983,900	1,989,207	5,307
157	S&P/TSE 60 Index	Dec 09	20,266,759	19,887,302	(379,457)

					147,622

Short Positions:
205	10 Year Japanese Government Bond	Dec 09	316,178,354	318,216,454	(2,038,100)
124	10 Year U.S. Treasury Notes	Dec 09	14,446,969	14,672,688	(225,719)
114	Amsterdam Exchange Index	Oct 09	10,236,244	10,409,740	(173,496)
731	CAC40 10 Euro	Oct 09	40,554,232	40,617,054	(62,822)
110	DAX Index	Dec 09	22,849,596	22,835,511	14,085
2,573	E-Mini S&P Mid Cap 400	Dec 09	173,963,275	177,331,160	(3,367,885)
2,434	FTSE 100 Index	Dec 09	194,387,066	198,035,767	(3,648,701)
43	IBEX 35 Index	Oct 09	7,356,489	7,379,456	(22,967)
442	S&P 500 Index	Dec 09	115,240,200	116,345,450	(1,105,250)

					(10,630,855)

					$(10,483,233	)(1)

(1)	Cash of $107,527,333 has been segregated to cover requirements for open futures contracts at September 30, 2009.
Forward foreign currency exchange contracts outstanding at September 30, 2009:

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)
Malaysian Ringgitt,
Expiring 12/02/09	Chase Securities, Inc.	MYR	152,798	$43,275,744	$44,030,770	$755,026
Mexican Peso,
Expiring 12/02/09	Chase Securities, Inc.	MXN	311,670	23,885,870	22,888,679	(997,191)
Expiring 12/02/09	Hong Kong & Shanghai Bank	MXN	432,818	32,025,000	31,785,637	(239,363)
New Taiwanese Dollar,
Expiring 12/02/09	Chase Securities, Inc.	TWD	1,272,700	38,917,514	39,997,485	1,079,971
Norwegian Krone,
Expiring 12/02/09	Northland Securities	NOK	156,900	25,906,051	27,107,679	1,201,628
South African Rand,
Expiring 12/02/09	JPMorgan Securities	ZAR	232,381	31,380,974	30,560,520	(820,454)
South Korean Won,
Expiring 12/02/09	Chase Securities, Inc.	KRW	26,204,000	21,004,536	22,220,808	1,216,272
Swedish Krona,
Expiring 12/02/09	Goldman Sachs & Co., Inc.	SEK	580,560	82,155,492	83,313,775	1,158,283

				$298,551,181	$301,905,353	$3,354,172

		Notional				Unrealized
		Amount		Value at Settlement	Current	Appreciation
Sale Contracts	Counterparty	(000)		Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 12/02/09	Hong Kong & Shanghai Bank	AUD	82,860	$69,025,283	$72,714,534	$(3,689,251)
British Pound,
Expiring 12/02/09	Goldman Sachs & Co., Inc.	GBP	181,615	297,639,728	290,189,991	7,449,737
Expiring 12/02/09	Hong Kong & Shanghai Bank	GBP	4,765	7,874,162	7,613,662	260,500
Canadian Dollar,
Expiring 12/02/09	Goldman Sachs & Co., Inc.	CAD	29,685	27,517,323	27,728,346	(211,023)
Euro,
Expiring 12/02/09	Chase Securities, Inc.	EUR	194,250	277,610,648	284,238,690	(6,628,042)
Expiring 12/02/09	JPMorgan Securities	EUR	21,105	31,380,972	30,882,149	498,823
Expiring 12/02/09	Royal Bank of Scotland	EUR	11,315	16,521,518	16,556,812	(35,294)
Expiring 12/02/09	Royal Bank of Scotland	EUR	21,650	31,990,798	31,679,627	311,171
Hong Kong Dollar,
Expiring 12/02/09	Barclays Capital Fixed, Inc.	HKD	132,050	17,051,801	17,045,780	6,021
Japanese Yen,
Expiring 12/02/09	Goldman Sachs & Co., Inc.	JPY	4,110,600	43,632,542	45,811,653	(2,179,111)
New Zealand Dollar,
Expiring 12/02/09	Royal Bank of Scotland	NZD	44,355	31,927,216	31,891,788	35,428

Swiss Franc,
Expiring 12/02/09	Goldman Sachs & Co., Inc.	CHF	61,090	57,562,566	58,977,400	(1,414,834)

				$909,734,557	$915,330,432	$(5,595,875)

Interest rate swap agreements outstanding at September 30, 2009:

							Upfront
		Notional Amount#				Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
JPMorgan Chase Bank(2)	09/01/18	CHF	12,500	3.25%	6 month LIBOR	$(938,295)	$6,277	$(944,572)
Barclays Bank PLC(2)	08/05/39	JPY	1,200,000	2.17%	6 month LIBOR	(148,243)	—	(148,243)
Deutsche Bank AG(2)	04/03/38	JPY	600,000	2.32%	6 month LIBOR	(299,123)	—	(299,123)
JPMorgan Chase Bank(2)	07/31/37	JPY	830,000	2.63%	6 month LIBOR	(993,821)	—	(993,821)
JPMorgan Chase Bank(2)	07/11/37	JPY	250,000	2.47%	6 month LIBOR	(212,016)	—	(212,016)

						$(2,591,498)	$6,277	$(2,597,775)

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at September 30, 2009:

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(2)		Fixed Rate	Reference Entity/Obligation	Value(3)	Paid (Received)	(Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
JPMorgan Chase Bank	06/20/13		$11,000	5.00%	Dow Jones CDX HY-10 5Y Index	$(373,949)	$(613,843)	$239,894
JPMorgan Chase Bank	12/20/13		16,000	5.00%	Dow Jones CDX HY-11 5Y Index	(964,384)	(2,159,282)	1,194,898
Deutsche Bank AG	06/20/14		20,000	5.00%	Dow Jones CDX HY-12 5Y Index	(1,224,999)	(4,864,241)	3,639,242
Merrill Lynch & Co., Inc.	06/20/14		25,000	5.00%	Dow Jones CDX HY-12 5Y Index	(1,531,250)	(4,806,298)	3,275,048
JPMorgan Chase Bank	06/20/13		30,000	1.55%	Dow Jones CDX NA IG 10 5Y	135,787	284,398	(148,611)
JPMorgan Chase Bank	06/20/13		45,000	1.55%	Dow Jones CDX NA IG 10 5Y	203,679	295,635	(91,956)
Merrill Lynch & Co., Inc.	06/20/13		8,000	1.55%	Dow Jones CDX NA IG 10 5Y	36,209	169,654	(133,445)
Deutsche Bank AG	06/20/14		65,000	1.00%	Dow Jones CDX NA IG 12 5Y	(261,378)	(843,568)	582,190
Deutsche Bank AG	06/20/14		22,000	1.00%	Dow Jones CDX NA IG 12 5Y	(88,467)	(96,291)	7,824
Merrill Lynch & Co., Inc.	06/20/14		21,000	1.00%	Dow Jones CDX NA IG 12 5Y	(90,279)	(682,042)	591,763
Merrill Lynch & Co., Inc.	06/20/14		15,000	1.00%	Dow Jones CDX NA IG 12 5Y	(64,484)	(411,773)	347,289
Merrill Lynch & Co., Inc.	06/20/14		21,000	1.00%	Dow Jones CDX NA IG 12 5Y	(90,279)	(236,488)	146,209
Merrill Lynch & Co., Inc.	06/20/14		30,000	1.00%	Dow Jones CDX NA IG 12 5Y	(120,636)	(317,504)	196,868
JPMorgan Chase Bank	06/20/14		21,500	1.00%	Dow Jones CDX NA IG 13 5Y	(9,520)	40,150	(49,670)
Deutsche Bank AG	06/20/14	EUR	8,000	9.75%	iTraxx Europe	2,160,981	166,950	1,994,031
Deutsche Bank AG	06/20/14	EUR	7,500	9.75%	iTraxx Europe	2,025,921	359,397	1,666,524
Deutsche Bank AG	06/20/14	EUR	15,000	1.85%	iTraxx Europe	936,507	274,485	662,022
Deutsche Bank AG	06/20/14	EUR	42,000	1.85%	iTraxx Europe	2,653,768	1,448,466	1,205,302
Deutsche Bank AG	06/20/14	EUR	9,000	1.85%	iTraxx Europe	568,664	560,247	8,417
Deutsche Bank AG	06/20/14	EUR	15,000	1.00%	iTraxx Europe	136,331	157,982	(21,651)
JPMorgan Chase Bank	06/20/13	EUR	7,000	6.50%	iTraxx Europe	161,845	330,753	(168,908)
JPMorgan Chase Bank	06/20/13	EUR	17,000	6.50%	iTraxx Europe	348,186	584,558	(236,372)
JPMorgan Chase Bank	06/20/13	EUR	5,000	6.50%	iTraxx Europe	102,408	492,729	(390,321)
Merrill Lynch & Co., Inc.	06/20/14	EUR	18,000	1.85%	iTraxx Europe	1,123,808	783,418	340,390

						$5,774,469	$(9,082,508)	$14,856,977

The Portfolio entered into credit default swaps as the protection seller on credit indicies to take an active short position with respect to the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Total Return swap agreements outstanding at September 30, 2009:

					Upfront
		Notional Amount#		Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)	Description	Value	Paid (Received)	Depreciation
Deutsche Bank AG	03/28/13	10,000	Receive total return on UK IPD Dec 2012 and pay fixed rate of 7.00%	$(502,878)	$—	$(502,878)
Deutsche Bank AG	03/28/13	5,000	Receive total return on UK IPD Dec 2012 and pay fixed rate of 6.75%	(174,904)	—	(174,904)
Deutsche Bank AG	12/11/31	5,000	Receive total return on UK IPD Dec 2011 and pay fixed rate of 5.25%	—	—	—

				$(677,782)	$—	$(677,782)

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Common Stocks	$1,312,963,377	$76,610,301	$257
Rights	293,168	—	—
Affiliated Money Market Mutual Fund	189,442,071	—	—

	$1,502,698,616	$76,610,301	$257
Other Financial Instruments*	(10,483,233)	10,017,499	(677,782)

Total	$1,492,215,383	$86,627,800	$(677,525)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common		Other Financial
	Stocks	Corporate Bonds	Instruments
Balance as of 12/31/08	$458,472	$4,081,686	$(1,363,692)
Accrued discounts/premiums	—	(522)	—
Realized gain (loss)	(537,434)	(497,052)	(2,910,436)
Change in unrealized appreciation (depreciation)	479,819	1,245,697	3,596,346
Net purchases (sales)	(402,568)	(4,829,809)	—
Transfers in and/or out of Level 3	1,968	—	—

Balance as of 9/30/09	$257	$—	$(677,782)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2009 categorized by risk exposure:

Derivative Fair Value
at 9/30/09
Credit contracts	$14,856,977
Equity contracts	(9,766,461)
Foreign exchange contracts	(2,241,703)
Interest rate contracts	(3,699,161)

Total	$(850,348)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 82.6%

ASSET-BACKED SECURITIES — 2.8%

Ace Securities Corp., Series 2003-NC1, Class M1	Aa2	1.416	%(c)	07/25/33	$2,710	$1,540,605
Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.90	%(c)	04/10/28	2,400	3,059,062
Bear Stearns Second Lien Trust, Series 2007-SVA, Class A1, 144A	B3	0.466	%(c)	12/25/36	591	353,163
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	Baa2	1.896	%(c)	03/25/33	5,088	3,240,309
CDC Mortgage Capital Trust, Series 2003-HE1, Class M1	A1	1.596	%(c)	08/25/33	2,877	1,921,728
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Aa3	0.916	%(c)	07/25/34	2,763	341,088
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Aa1	5.071	%(c)	04/25/35	3,541	1,527,285
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	AAA(d)	0.576	%(c)	07/25/36	1,976	1,009,239
Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 144A	B(d)	0.696	%(c)	03/25/47	499	182,873
Fremont Home Loan Trust, Series 2003-B, Class M1	Aa3	1.296	%(c)	12/25/33	2,834	1,922,076
GSAA Home Equity Trust, Series 2007-4, Class A3A	Caa2	0.546	%(c)	03/25/37	4,790	2,048,195
GSAA Home Equity Trust, Series 2007-5, Class 2A3A	Caa1	0.566	%(c)	04/25/47	4,920	2,271,100
GSAA Home Equity Trust, Series 2007-6, Class A4	Caa3	0.546	%(c)	05/25/47	9,370	4,201,283
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aaa	0.696	%(c)	07/25/34	1,883	1,220,337
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Baa1	3.798	%(c)	02/25/36	378	262,751
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	Aa2	1.266	%(c)	10/25/33	3,149	2,184,429
Nelnet Student Loan Trust, Series 2008-4, Class A4	Aaa	1.984	%(c)	04/25/24	1,890	1,936,003
Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class M2	Aa2	0.696	%(c)	03/25/36	3,474	3,274,680
RAAC, Series 2006-RP3, Class A, 144A	Caa2	0.516	%(c)	05/25/36	2,477	1,048,586
RAAC, Series 2007-SP3, Class A1	Caa1	1.446	%(c)	09/25/47	304	195,465
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Ba3	0.486	%(c)	11/25/36	4,100	1,329,728
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	B1	5.505%		10/25/36	2,540	1,886,880
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4A1	CCC(d)	5.86	%(c)	05/25/36	2,901	2,171,861
Structured Asset Securities Corp., Series 2007-BC4, Class A3	Aa2	0.496	%(c)	11/25/37	2,085	1,769,971
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	BB(d)	5.32	%(c)	03/25/37	1,558	1,223,892

TOTAL ASSET-BACKED SECURITIES (cost $55,337,040)						42,122,589

BANK LOANS(c) — 0.6%

Aramark Corp.	Ba3	2.025%		01/31/14	496	462,016
Calpine Corp. (Ukraine)	B2	8.60%		03/29/14	992	851,847
Charter Communications Operating LLC (original cost $817,174; purchased 01/18/08)(f)(g)	B1	7.35%		03/15/14	990	942,948
Community Health System, Inc.	Ba3	7.51%		07/02/14	500	469,250
First Data Corp.	B1	7.98%		10/15/14	492	423,944
Graphic Packaging International, Inc.	Ba3	3.22%		05/16/14	1,000	970,417
Graphic Packaging International, Inc.	Ba3	5.45%		05/16/14	985	945,600
Harrah’s Operating Co., Inc.	B1	6.16%		01/28/15	1,009	813,408
HCA, Inc.	Ba3	8.15%		11/01/13	810	763,558
Iconix Tl	BB(d)	7.60%		05/01/14	800	767,753
Royalty Pharma TLB	Baa2	6.85%		05/15/14	489	477,982

Texas Competitive Electric Holdings Co. LLC	B1	8.50%		10/10/14	1,985	1,558,602
Tribune Co. Tl X	Caa3	7.43%		06/04/10	183	89,067

TOTAL BANK LOANS (cost $9,548,260)						9,536,392

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%

Bank of America Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.62%		02/10/51	60	55,320
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4	AAA(d)	5.405	%(c)	12/11/40	220	216,236
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4	AAA(d)	5.623	%(c)	03/11/39	4,400	4,247,516
Commercial Mortgage Lease-Backed Certificates, Series 2001-CMLB, Class A1, 144A	Aaa	6.746%		06/20/31	4,341	4,616,483
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224	%(c)	04/10/37	1,000	940,718
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.68%		07/10/39	600	613,498
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aaa	5.999	%(c)	08/10/45	690	570,263
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	890	750,224
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%		07/15/30	5,900	5,683,013
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	AAA(d)	5.347%		11/15/38	1,140	1,053,901
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	Aaa	6.72	%(c)	11/15/26	4,784	5,016,565
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.84	%(c)	05/12/39	900	844,871
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	1,570	1,405,587

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $26,376,850)						26,014,195

CORPORATE BONDS — 27.7%

Advertising — 0.1%
WPP Finance UK, Gtd. Notes (United Kingdom)	Baa3	8.00%		09/15/14	1,530	1,678,324

Aerospace — 0.1%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	4.875%		02/15/20	1,830	1,887,698

Aerospace/Defense — 0.1%
L-3 Communications Corp., Gtd. Notes	Ba2	6.375%		10/15/15	820	828,200
L-3 Communications Corp., Gtd. Notes	Ba2	7.625%		06/15/12	570	577,838

						1,406,038

Automobile Manufacturers
Motors Liquidation Co., Sr. Unsec’d. Notes(i)	NR	8.375%		07/15/33	510	82,875

Banks — 1.9%
Bank of America Corp., Jr. Sub. Notes	B3	8.125	%(c)	12/29/49	1,440	1,280,218
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.65%		05/01/18	2,530	2,498,097
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.75	%(c)	12/01/17	100	99,818
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17	740	748,682
ICICI Bank Ltd., Sub. Notes (India)	Baa2	6.375	%(c)	04/30/22	1,950	1,592,099
ICICI Bank Ltd., Sub. Notes, 144A (India)	Baa2	6.375	%(c)	04/30/22	480	392,645
Kaupthing Bank, Sr. Notes, 144A (Iceland) (original cost $4,589,281; purchased 02/25/08)(f)(g)(i)	NR	7.625%		02/28/15	5,480	1,123,400
Rabobank Nederland NV, Jr. Sub. Notes, 144A (Netherlands)(a)	Aa2	11.00	%(c)	12/31/49	1,040	1,274,000
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba1	5.00%		11/12/13	800	733,615
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba1	5.00%		10/01/14	1,790	1,618,946
Royal Bank of Scotland Group PLC, Sub. Notes (United Kingdom)	Ba1	5.05%		01/08/15	1,100	986,801
RSHB Capital SA, Sr. Sec’d. Notes (Luxembourg)	Baa1	6.299%		05/15/17	1,080	1,034,100
Shinsei Finance Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	Baa3	6.418	%(c)	12/31/49	2,010	1,055,250
Wachovia Corp., Sr. Unsec’d. Notes(a)	A1	5.75%		02/01/18	3,720	3,937,084
Wachovia Corp., Sub. Notes	A2	5.625%		10/15/16	5,220	5,449,857
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	4.375%		01/31/13	800	826,104
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.25%		10/23/12	500	533,468
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.30%		08/26/11	1,990	2,101,287

Wells Fargo Capital, Gtd. Notes(a)	A3	5.95%		12/15/36	1,730	1,500,775

						28,786,246

Beverages — 0.8%
Diageo Capital PLC, Gtd. Notes (United Kingdom)(a)	A3	7.375%		01/15/14	3,490	4,044,557
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa3	6.82%		05/01/18	3,400	3,865,062
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa2	7.90%		11/01/18	2,760	3,485,102

						11,394,721

Cable Television — 0.6%
Charter Communications Operating LLC, Sec’d. Notes, 144A (original cost $170,325; purchased 02/05/08)(f)(g)	B1	10.00%		04/30/12	180	183,150
Charter Communications Operating LLC, Sec’d. Notes, 144A (original cost $385,678; purchased 03/11/08, 04/15/08)(f)(g)	B1	12.875%		09/15/14	385	416,763
DirecTV Holdings LLC DirecTV Financing Co., Inc., Gtd. Notes, 144A	Ba2	4.75%		10/01/14	1,020	1,024,127
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		07/01/18	740	817,522
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		06/15/39	940	1,016,550
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	7.30%		07/01/38	1,210	1,396,594
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.25%		04/01/19	2,900	3,505,218

						8,359,924

Chemicals
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.75%		03/15/13	260	274,876
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	6.65%		03/15/18	260	283,469

						558,345

Diversified
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	9.75%		05/15/14	95	104,500
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	10.25%		05/15/16	80	90,400
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	10.75%		05/15/19	160	186,000

						380,900

Diversified Financial Services — 6.0%
Aiful Corp., Sr. Unsec’d. Notes, 144A (Japan)	Caa1	6.00%		12/12/11	680	272,000
American Express Co., Sr. Unsec’d. Notes(a)	A3	6.15%		08/28/17	700	735,277
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	3,710	4,387,784
American Express Co., Sub. Notes	Baa2	6.80	%(c)	09/01/66	1,230	1,045,500
American Express Credit Corp., Sr. Unsec’d. Notes(a)	A2	5.125%		08/25/14	1,270	1,313,709
American General Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	6.90%		12/15/17	1,040	727,356
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.40%		10/02/17	3,650	3,970,722
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.25%		02/01/18	1,669	1,906,068
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	6.125%		02/17/14	3,800	4,166,005
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.45%		04/15/18	1,200	1,246,496
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.125%		02/22/10	2,280	2,302,960
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		10/15/14	2,990	2,985,679
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.00%		08/15/17	490	483,265
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.375%		08/12/14	2,580	2,667,436
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13	2,100	2,204,473
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.875%		03/05/38	2,480	2,487,517
Citigroup, Inc., Sub. Notes	Baa1	5.00%		09/15/14	2,300	2,188,645
Citigroup, Inc., Unsec’d. Notes(a)	A3	8.50%		05/22/19	890	1,004,663
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		02/01/11	2,900	2,884,871
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	12.00%		05/15/15	3,200	3,526,163
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	6.00%		08/07/19	2,410	2,444,803
General Electric Capital Corp., FDIC Gtd.(a)	Aaa	2.125%		12/21/12	4,870	4,914,234
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.625%		05/01/18	400	398,081
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	5.90%		05/13/14	3,520	3,774,464
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	6.00%		06/15/12	2,370	2,538,327
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67	3,280	2,714,200
GMAC, Inc., Gtd. Notes, 144A(a)	Ca2	6.625%		05/15/12	3,166	2,912,720
GMAC, Inc., Gtd. Notes, 144A(a)	Ca2	7.25%		03/02/11	1,899	1,827,788
GMAC, Inc., Gtd. Notes, 144A	Ca2	8.00%		11/01/31	1,228	988,540
Goldman Sachs Capital II, Gtd. Notes	A3	5.793	%(c)	12/31/49	670	482,400
Goldman Sachs Group, Inc. (The), Notes, MTN	A1	6.00%		05/01/14	1,740	1,892,313

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.50%		06/15/10	1,120	1,148,810
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18	1,200	1,244,966
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.50%		02/15/19	2,370	2,710,372
JPMorgan Chase & Co., Sub. Notes	A1	5.15%		10/01/15	3,160	3,278,418
JPMorgan Chase & Co., Sub. Notes	A1	6.125%		06/27/17	2,660	2,803,520
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	NR	6.50%		07/19/17	3,140	314
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	NR	6.75%		12/28/17	1,040	104
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18	1,950	2,050,809
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes(a)	A2	5.45%		02/05/13	3,350	3,473,685
Merrill Lynch & Co., Inc., Sub. Notes	A3	5.70%		05/02/17	500	489,572
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.05%		05/16/16	320	320,681
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%		01/09/12	1,970	2,087,410
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	A2	6.625%		04/01/18	2,710	2,865,616
Resona Preferred Global Securities Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands)	Baa1	7.191	%(c)	12/31/49	670	556,100

						90,424,836

Electric — 1.6%
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17	1,600	1,610,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		06/01/20	4,440	4,406,700
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.70%		09/17/12	3,380	3,692,255
Energy Future Holdings Corp., Gtd. Notes	Caa2	10.875%		11/01/17	50	37,750
Energy Future Holdings Corp., Gtd. Notes	Caa2	11.25%		11/01/17	9,540	6,296,400
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.45%		11/15/11	161	174,131
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%		11/15/31	3,820	4,281,941
NRG Energy, Inc., Gtd. Notes(a)	B1	7.375%		02/01/16	680	657,900
NRG Energy, Inc., Gtd. Notes(a)	B1	7.375%		01/15/17	250	241,875
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	A3	6.05%		03/01/34	2,090	2,324,922

						23,723,874

Energy
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%		03/15/13	660	666,600

Financial — Bank & Trust — 0.2%
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.20%		07/10/14	2,240	2,366,150

Financial Services — 1.9%
BAC Capital Trust XI, Bank Gtd. Notes	Baa3	6.625%		05/23/36	620	540,950
Countrywide Financial Corp., Sub. Notes	A3	6.25%		05/15/16	510	510,806
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11	1,000	1,021,526
Federal Home Loan Banks, Bonds	Aaa	1.625%		07/27/11	9,030	9,133,538
Federal National Mortgage Assoc., Notes	Aaa	1.75%		08/10/12	5,780	5,806,339
Federal National Mortgage Assoc., Notes	Aaa	3.00%		09/16/14	2,520	2,561,598
Federal National Mortgage Assoc., Sr. Sub. Notes	Aa2	5.25%		08/01/12	1,160	1,239,727
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	4.625%		09/15/10	2,260	2,318,213
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%		08/27/12	1,410	1,206,500
Suntrust Capital VIII, Gtd. Notes	Baa2	6.10	%(c)	12/01/66	3,110	2,164,411
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.875%		03/13/18	2,183	2,131,263

						28,634,871

Food — 0.9%
Delhaize Group, Gtd. Notes (Belgium)	Baa3	6.50%		06/15/17	3,210	3,493,558
Kroger Co. (The), Gtd. Notes	Baa2	5.00%		04/15/13	1,800	1,898,788
Kroger Co. (The), Gtd. Notes	Baa2	6.15%		01/15/20	1,500	1,658,793
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.35%		03/01/18	3,340	3,644,114
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.35%		08/15/17	2,220	2,464,378

						13,159,631

Forest & Paper Products — 0.1%
NewPage Corp., Sr. Sec’d. Notes	Caa2	10.00%		05/01/12	210	138,600

Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	6.75%		03/15/12	720	750,081

						888,681

Gaming — 0.1%
Boyd Gaming Corp., Sr. Sub. Notes(a)	B3	6.75%		04/15/14	340	304,300
MGM MIRAGE, Inc., Gtd. Notes(a)	Caa2	7.625%		01/15/17	320	249,600
MGM MIRAGE, Inc., Gtd. Notes	Caa2	8.50%		09/15/10	40	39,700
MGM MIRAGE, Inc., Sr. Sec’d. Notes, 144A	B1	10.375%		05/15/14	110	117,425
MGM MIRAGE, Inc., Sr. Sec’d. Notes, 144A	B1	11.125%		11/15/17	260	284,050
Station Casinos, Inc., Sr. Unsec’d. Notes(g)	Ba3	7.75%		08/15/16	880	264,000

						1,259,075

Healthcare — Services — 0.7%
CHS / Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15	440	451,000
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15	1,080	1,069,200
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%		11/15/16	2,525	2,625,481
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B2	8.875%		07/01/19	553	583,415
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B2	9.00%		05/01/15	160	167,200
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	B2	10.00%		05/01/18	160	176,400
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		02/15/13	590	613,230
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	650	675,375
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		11/15/17	760	794,146
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		02/15/18	1,180	1,239,998
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	5.875%		06/15/17	1,800	1,899,868

						10,295,313

Insurance — 0.6%
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%		04/30/13	960	1,021,825
American International Group, Inc., Jr. Sub. Notes	Ba2	6.25%		03/15/87	1,020	504,900
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18	2,320	1,679,698
MetLife, Inc., Jr. Sub. Notes	Baa1	6.40%		12/15/66	2,380	2,011,100
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa2	5.125%		04/10/13	980	1,016,091
Pacific Life Global Funding, Sr. Sec’d. Notes, 144A	A1	5.15%		04/15/13	1,130	1,181,700
Travelers Cos., Inc. (The), Jr. Sub. Notes	A3	6.25	%(c)	03/15/67	1,330	1,169,371

						8,584,685

Machinery & Equipment — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.35%		04/03/18	1,500	1,594,583

Media — 1.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.00%		04/15/12	600	625,500
Comcast Corp., Gtd. Notes(a)	Baa1	5.70%		05/15/18	6,130	6,444,861
Comcast Corp., Gtd. Notes	Baa1	6.50%		01/15/15	3,890	4,334,592
Comcast Corp., Gtd. Notes	Baa1	6.50%		01/15/17	2,390	2,623,188
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.75%		05/31/15	600	612,000
DISH DBS Corp., Sr. Notes, 144A	Ba3	7.875%		09/01/19	715	722,150
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%		07/15/33	1,350	1,622,537

						16,984,828

Media & Entertainment — 0.1%
Intelsat Jackson Holdings Ltd., Gtd. Notes (Bermuda)	B3	9.50%		06/15/16	245	257,250
Intelsat Jackson Holdings Ltd., Gtd. Notes (Bermuda)	Caa2	11.25%		06/15/16	900	963,000

						1,220,250

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	4,805	5,111,319
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	Baa1	6.50%		07/15/18	2,500	2,688,350
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	Baa1	9.00%		05/01/19	2,620	3,216,244
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%		11/01/12	500	505,000
Steel Dynamics, Inc., Sr. Unsec’d. Notes, 144A	Ba2	8.25%		04/15/16	105	105,525
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)	Baa2	6.875%		11/21/36	1,780	1,841,465

Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)	Ba2	8.75%	01/15/14	1,420	1,416,450

					14,884,353

Mining — 0.1%
Alcoa, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.00%	07/15/13	2,010	2,098,155

Oil, Gas & Consumable Fuels — 3.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.45%	09/15/36	7,245	7,480,412
Apache Corp., Sr. Unsec’d. Notes	A3	6.00%	01/15/37	1,290	1,435,369
Cenovus Energy, Inc., Sr. Notes, 144A (Canada)	Baa2	6.75%	11/15/39	1,010	1,088,308
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%	01/15/16	650	615,875
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%	12/15/18	515	486,675
Complete Production Services, Inc., Gtd. Notes(a)	B1	8.00%	12/15/16	750	682,500
ConocoPhillips Holding Co., Inc., Sr. Unsec’d. Notes	A1	6.95%	04/15/29	3,630	4,260,016
ConocoPhillips, Gtd. Notes	A1	6.00%	01/15/20	1,570	1,739,954
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	7.95%	04/15/32	1,710	2,143,772
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B3	7.75%	06/01/19	710	605,275
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.70%	07/01/18	2,820	3,017,674
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.00%	04/15/19	1,650	1,983,897
Gaz Capital SA, Sec’d. Notes, 144A (Luxembourg)	Baa1	6.212%	11/22/16	320	307,200
Hess Corp., Sr. Unsec’d. Notes(a)	Baa2	7.30%	08/15/31	1,740	1,955,991
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%	10/01/29	190	222,548
Hess Corp., Sr. Unsec’d. Notes	Baa2	8.125%	02/15/19	4,670	5,610,286
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.95%	02/15/18	2,290	2,395,610
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.00%	02/01/17	1,050	1,097,346
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, MTN	Baa2	6.95%	01/15/38	2,950	3,168,533
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	8.25%	12/15/14	600	466,206
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	3,450	3,332,483
Petrobras International Finance Co., Sr. Unsub. Notes (Cayman Islands)	Baa1	6.125%	10/06/16	1,560	1,665,300
Sandridge Energy, Inc., Sr. Unsec’d. Notes, 144A	B3	9.875%	05/15/16	780	813,150
Transocean, Inc., Sr. Unsec’d. Notes (Cayman Islands)	Baa2	5.25%	03/15/13	1,240	1,311,052
Whiting Petroleum Corp., Gtd. Notes	B1	7.25%	05/01/12	180	180,000
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.50%	06/15/18	392	404,537
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	08/01/17	2,210	2,385,741
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.75%	08/01/37	180	200,238
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	7.50%	04/15/12	1,020	1,130,890

					52,186,838

Pharmaceuticals — 0.6%
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%	05/15/18	3,650	3,998,564
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.00%	03/01/19	2,940	3,272,629
Wyeth, Sr. Unsec’d. Notes	A3	5.45%	04/01/17	730	791,010
Wyeth, Sr. Unsec’d. Notes	A3	5.95%	04/01/37	1,290	1,420,603

					9,482,806

Pipelines — 1.0%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	6.50%	01/31/19	5,820	6,354,713
SemGroup LP, Sr. Notes, 144A (original cost $716,625; purchased 01/31/08–03/05/08)(f)(g)(i)	B1	8.75%	11/15/15	760	49,400
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.50%	01/15/31	3,480	3,554,409
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.625%	07/15/19	4,500	4,858,425

					14,816,947

Real Estate Investment Trust
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	9.00%	05/01/12	480	504,000

Retail & Merchandising — 0.4%
CVS Caremark Corp., Notes	Baa2	6.60%	03/15/19	2,900	3,269,080
CVS Caremark Corp., Pass-Through Certificates	Baa2	6.943%	01/10/30	986	995,591
Suburban Propane Partners LP / Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	6.875%	12/15/13	285	281,794
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.25%	04/15/13	960	1,023,049
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80%	02/15/18	740	831,233

Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.20%		04/15/38		250	284,513

							6,685,260

Semiconductors
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	8.875%		12/15/14		620	474,300

Technology
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.25%		08/15/15		330	336,600

Telecommunications — 3.3%
America Movil SAB de CV, Gtd. Notes (Mexico)	A3	5.625%		11/15/17		840	868,438
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.50%		02/01/18		4,630	4,830,826
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.80%		02/15/19		3,010	3,220,808
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38		1,100	1,152,407
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.55%		02/15/39		4,690	5,113,235
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa2	5.95%		01/15/18		770	780,002
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	8.50%		11/15/18		1,660	2,072,729
Cricket Communications, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.75%		05/15/16		780	791,700
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	5.75%		03/23/16		2,630	2,788,576
Koninklijke KPN NV, Sr. Unsec’d. Notes (Netherlands)	Baa2	8.375%		10/01/30		3,870	4,987,037
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.25%		11/01/14		580	511,125
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14		1,140	1,125,750
Sprint Capital Corp., Gtd. Notes	Ba2	6.90%		05/01/19		250	223,750
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	6.00%		12/01/16		4,460	3,980,550
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%		10/01/15		1,330	1,376,910
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	6.999%		06/04/18		1,680	1,856,546
Telefonica Emisiones Sau, Gtd. Notes (Spain)	Baa1	6.221%		07/03/17		3,660	4,040,303
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.10%		04/15/18		4,550	4,913,955
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	8.95%		03/01/39		3,200	4,383,888
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%		09/01/12		400	454,490
VIP Finance Ireland Ltd., Sec’d. Notes, 144A (Ireland)	Ba2	8.375%		04/30/13		370	384,800
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16		895	915,138

							50,772,963

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	8.50%		11/10/13		2,210	2,563,246

Transportation — 0.3%
Hertz Corp. (The), Gtd. Notes	B2	8.875%		01/01/14		600	606,000
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes, 144A (Mexico)	B2	12.50%		04/01/16		620	685,100
RailAmerica, Inc., Sr. Sec’d. Notes, 144A(a)	B1	9.25%		07/01/17		1,280	1,340,800
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	4.50%		01/15/13		1,900	2,037,163

							4,669,063

Utilities — 0.4%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	5.625%		11/30/12		2,940	3,246,416
Mirant Mid Atlantic LLC, Pass-Through Certificates	Ba1	10.06%		12/30/28		1,208	1,232,287
Tennessee Valley Authority Notes	Aaa	5.25%		09/15/39		1,440	1,519,377

							5,998,080

TOTAL CORPORATE BONDS (cost $422,885,826)							419,811,059

FOREIGN GOVERNMENT BONDS — 0.3%

Brazil Notas Do Tesouro Nacional, Notes (Brazil)	Baa3	10.00%		01/01/12	BRL	6,924	3,892,034
Russian Foreign Bond, Sr. Unsec’d. Notes (Russia)	Baa1	7.50%		03/31/30		338	368,433

TOTAL FOREIGN GOVERNMENT BONDS (cost $4,000,664)							4,260,467

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.3%

Bank of America Funding Corp., Series 2005-F, Class 2A1	B3	3.823	%(c)	09/20/35		157	73,779
Bank of America Mortgage Securities, Inc., Series 2003-5, Class 1A35	Aaa	4.50%		07/25/33		2,532	2,507,344

Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2	Aaa	6.205%		05/28/37	3,200	2,180,973
BCAP LLC Trust, Series 2006-AA1, Class A1	Caa2	0.436	%(c)	10/25/36	6,463	2,964,794
Bear Stearns Alt-A Trust, Series 2006-3, Class 22A1	Caa2	5.948	%(c)	05/25/36	2,264	1,144,255
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 1A1	A1	0.746	%(c)	02/25/35	6,481	3,547,548
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	AAA(d)	5.314	%(c)	02/25/35	681	611,010
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	Caa2	0.496	%(c)	04/25/36	6,866	1,971,582
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Caa2	0.476	%(c)	04/25/36	647	274,481
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	Baa3	1.246	%(c)	11/25/47	3,237	1,803,953
IMPAC Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.596	%(c)	08/25/36	666	525,899
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2	B3	0.516	%(c)	03/25/36	4,270	2,897,011
Master Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 144A	Caa1	5.633	%(c)	11/25/35	6,188	3,392,471
Master Alternative Loans Trust, Series 2004-10, Class 5A1	AAA(d)	0.696	%(c)	09/25/34	3,196	2,720,996
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	A2	5.485	%(c)	11/25/34	4,952	4,337,991
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	B3	0.946	%(c)	12/25/35	4,991	2,353,705
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Caa2	5.33	%(c)	03/25/36	5,947	3,562,672
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Caa3	4.395	%(c)	06/25/36	2,460	1,321,389
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Baa2	7.00%		04/25/35	5,480	4,493,664
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa1	0.696	%(c)	01/25/37	3,219	1,617,133
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2	Caa2	6.00%		08/25/36	8,780	4,753,983
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa2	0.606	%(c)	01/25/37	6,994	3,404,650
Residential Asset Securitization Trust, Series 2007-A7, Class A3	CCC(d)	6.00%		07/25/37	4,200	1,605,578
Saco I, Inc., Series 2007-VA1, Class A, 144A	AAA(d)	8.965	%(c)	06/25/21	3,457	3,519,964
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Aa2	0.616	%(c)	07/25/34	554	360,754
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Ba2	5.918	%(c)	10/25/35	5,215	3,469,238
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1	Baa1	0.446	%(c)	09/25/47	541	473,843
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B1	0.596	%(c)	03/25/35	4,574	3,373,274
Structured Asset Securities Corp., Series 2005-RF2, Class A, 144A	B2	0.596	%(c)	04/25/35	4,440	3,370,574
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 144A	B1	0.596	%(c)	06/25/35	4,535	3,391,380
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.186	%(c)	09/25/37	5,502	4,483,377
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	B(d)	4.226	%(c)	08/20/35	328	170,515
WaMu Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A3	BB-(d)	5.947	%(c)	08/25/36	3,940	2,636,562
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	CCC(d)	5.392	%(c)	02/25/37	1,595	1,025,748

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $101,767,997)						80,342,090

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%

Federal Home Loan Mortgage Corp., Notes		5.00%		04/18/17	7,860	8,682,844

Federal National Mortgage Assoc., Notes	4.875%	12/15/16	12,710	13,921,422
Federal National Mortgage Assoc., Notes	5.00%	03/15/16	5,400	5,963,625
Financing Corp., FICO(n)	4.443%	02/08/18	440	310,857
Financing Corp., FICO(n)	4.461%	04/06/18	1,340	939,315
Financing Corp., FICO(n)	4.462%	05/11/18	1,670	1,165,080
Financing Corp., FICO(n)	4.548%	08/03/18	4,270	2,936,321
Financing Corp., FICO(n)	4.631%	11/02/18	1,570	1,062,384
Financing Corp., FICO(n)	4.707%	03/07/19	640	425,099
Financing Corp., FICO(n)	4.725%	06/06/19	210	137,369
Financing Corp., FICO(n)	4.847%	09/26/19	80	51,341

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $35,511,069)				35,595,657

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 30.2%

Federal Home Loan Mortgage Corp.	5.50%		TBA	10,400	10,884,245
Federal Home Loan Mortgage Corp.	5.986	%(c)	07/01/36	3,802	3,970,246
Federal Home Loan Mortgage Corp.	6.693	%(c)	08/01/36	406	434,255
Federal National Mortgage Assoc.	4.50%		TBA	17,700	18,325,022
Federal National Mortgage Assoc.	4.50%		TBA	5,400	5,573,815
Federal National Mortgage Assoc.	4.50%		TBA	12,000	12,153,744
Federal National Mortgage Assoc.	5.00%		10/25/32-03/01/34	112,634	116,476,141
Federal National Mortgage Assoc.	5.00%		TBA	17,300	18,137,977
Federal National Mortgage Assoc.	5.00%		TBA	25,200	25,932,363
Federal National Mortgage Assoc.	5.50%		02/01/35-07/01/38	61,292	64,203,531
Federal National Mortgage Assoc.	5.50%		TBA	42,200	44,626,500
Federal National Mortgage Assoc.	5.50%		TBA	44,300	46,335,053
Federal National Mortgage Assoc.	5.50%		TBA	3,700	3,857,250
Federal National Mortgage Assoc.	5.554	%(c)	08/01/37	641	674,769
Federal National Mortgage Assoc.	5.676	%(c)	05/01/37	560	589,492
Federal National Mortgage Assoc.	5.767	%(c)	01/01/37	802	849,709
Federal National Mortgage Assoc.	6.00%		09/01/37	6,026	6,371,332
Federal National Mortgage Assoc.	6.00%		TBA	3,700	3,940,500
Federal National Mortgage Assoc.	6.00%		TBA	44,700	47,158,500
Federal National Mortgage Assoc.	6.00%		TBA	1,000	1,051,875
Government National Mortgage Assoc.	5.00%		10/01/39	5,200	5,375,542
Government National Mortgage Assoc.	6.00%		10/01/39-11/01/39	12,900	13,614,795
Government National Mortgage Assoc.	6.50%		10/01/39	7,400	7,855,559

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $449,832,327)					458,392,215

U.S. TREASURY OBLIGATIONS — 11.6%

U.S. Treasury Bonds	3.50%		02/15/39	11,260	10,200,862
U.S. Treasury Bonds	4.25%		05/15/39	24,470	25,314,974
U.S. Treasury Bonds(a)	4.50%		08/15/39	9,490	10,231,406
U.S. Treasury Notes(a)	1.75%		08/15/12	1,450	1,464,952
U.S. Treasury Notes	2.375%		09/30/14-03/31/16	57,090	56,528,099
U.S. Treasury Notes	3.00%		09/30/16	8,440	8,473,625
U.S. Treasury Notes(a)	3.125%		05/15/19	12,199	12,003,621
U.S. Treasury Notes(a)	3.625%		08/15/19	7,080	7,266,954
U.S. Treasury Notes, PO	3.498%		05/15/18	1,940	1,447,434
U.S. Treasury Inflationary Bonds TIPS	1.625%		01/15/15	5,370	6,170,279
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)	1.75%		01/15/28	6,500	6,402,191
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.00%		07/15/14	810	961,889
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25	11,350	13,595,846
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.50%		01/15/29	14,330	15,447,866

TOTAL U.S. TREASURY OBLIGATIONS (cost $173,121,700)	175,509,998

	Shares
PREFERRED STOCKS — 0.1%
Financial Services — 0.1%
Preferred Blocker, Inc., 7.00%, 144A	1,380	802,599

U.S. Government Agency Obligations
Federal National Mortgage Assoc., 8.25%, CVT	40,150	64,642

TOTAL PREFERRED STOCKS (cost $1,438,450)		867,241

TOTAL LONG-TERM INVESTMENTS (cost $1,279,820,183)		1,252,451,903

SHORT-TERM INVESTMENTS — 46.7%

AFFILIATED MONEY MARKET MUTUAL FUND — 46.7%
Dryden Core Investment Fund — Taxable Money Market Series (cost $708,844,923; includes $71,533,938 of cash collateral for securities on loan)(b)(w)	708,844,923	708,844,923

	Contracts/
	Notional
	Amounts
	(000)#
OPTIONS PURCHASED(m)*
Call Options
10 Year U.S. Treasury Notes,
expiring 11/21/2009, Strike Price $120.00	107	66,875

Put Options
10 Year U.S. Treasury Notes,
expiring 10/23/2009, Strike Price $117.50	86	49,719
expiring 11/21/2009, Strike Price $117.00	249	210,093
90 Day Euro Dollar Futures,
expiring 12/14/2009, Strike Price $99.50	450	19,125

		278,937

TOTAL OPTIONS PURCHASED (cost $518,584)		345,812

TOTAL SHORT-TERM INVESTMENTS (cost $709,363,507)		709,190,735

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT—129.3% (cost $1,989,183,690)		1,961,642,638

Principal
Amount
(000)#
SECURITY SOLD SHORT — (0.5)%

U.S. Government Agency Obligations
Federal National Mortgage Assoc. (proceeds received $7,541,648)	5.00%	10/01/24	$7,200	(7,548,754)

	Contracts/
	Notional
	Amounts
	(000)#
OPTIONS WRITTEN(m)*

Call Options
90 Day Euro Dollar Futures,
expiring 03/16/2010, Strike Price $99.00	283	(141,250)
10 Year U.S. Treasury Notes,
expiring 11/21/2009, Strike Price $117.00	110	(238,906)

expiring 03/15/2010, Strike Price $99.38	413	(83,532)

		(463,688)

Put Options
90 Day Euro Dollar Futures,
expiring 12/14/2009, Strike Price $99.25	450	(9,000)
expiring 03/16/2010, Strike Price $98.75	173	(15,094)
expiring 03/16/2010, Strike Price $98.88	110	(11,550)
expiring 03/15/2010, Strike Price $99.38	413	(83,531)
10 Year U.S. Treasury Notes,
expiring 11/21/2009, Strike Price $112.00	101	(11,047)
expiring 11/21/2009, Strike Price $114.00	72	(29,250)

		(159,472)

TOTAL OPTIONS WRITTEN (premiums received $696,205)		(623,160)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT—128.8% (cost $1,980,945,837)		1,953,470,724
Other liabilities in excess of other assets(x) — (28.8)%		(436,373,311)

NET ASSETS — 100.0%		$1,517,097,413

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

FDIC	Federal Deposit Insurance Corp.

FICO	Financing Corporation

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PO	Principal Only

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

BRL	Brazilian Real

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security

†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to this date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $69,742,110; cash collateral of $71,533,938 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $6,678,483. The aggregate value of $2,715,661 is approximately 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(m)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2009.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreement as follows:

Futures contracts open at September 30, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	September 30, 2009	(Depreciation)(1)
Long Positions:
11	90 DAY Euro Dollar	Dec 09	$2,712,487	$2,739,825	$27,338
713	90 DAY Euro Dollar	Mar 10	176,349,638	177,135,938	786,300
113	90 DAY Euro Dollar	Jun 10	27,858,375	27,975,975	117,600
87	90 DAY Euro Dollar	Sep 10	21,392,250	21,453,113	60,863
96	U.S. 2 Year U.S. Treasury Notes	Dec 09	20,717,906	20,829,000	111,094
721	U.S. 5 Year U.S. Treasury Notes	Dec 09	82,870,368	83,703,594	833,226
241	U.S. 30 Year Treasury Bond Futures	Dec 09	28,659,524	29,251,375	591,851

					2,528,272

Short Position:
621	U.S. 10 Year Treasury Notes	Dec 09	$73,927,024	$73,481,766	$(445,258)

					$2,083,014

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2009.
Interest rate swap agreement outstanding at September 30, 2009:

						Upfront
		Notional Amount			Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)#	Fixed Rate	Floating Rate	Value	Paid (Received)	Appreciation(2)
Barclays Bank PLC(1)	09/16/39	$7,120	3.25%	3 month LIBOR	$123,731	$(98,495)	$222,226

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2009.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3

Preferred Stocks	$867,241	$—	$—
Asset-Backed Securities	—	42,122,589	—
Bank Loans	—	9,536,392	—
Commerical Mortgage-Backed Securities	—	26,014,195	—
Corporate Bonds	—	419,811,059	—
Foreign Government Bonds	—	4,260,467	—
Residential Mortgage-Backed Securities	—	80,342,090	—
U.S. Government Agency Obligations	—	35,595,657	—
U.S. Government Agency Mortgage-Backed Obligations	—	458,392,215	—
U.S. Treasury Obligations	—	175,509,998	—
Affiliated Money Market Mutual Fund	708,844,923	—	—
Options Purchased	—	345,812	—
Options Written	—	(623,160)
Securities Sold Short — U.S. Government Agency Obligations	—	(7,548,754)	—

	$709,712,164	$1,243,758,560	$—
Other Financial Instruments*	2,083,014	222,226	—

Total	$711,795,178	$1,243,980,786	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed	Corporate
	Security	Bond
Balance as of 12/31/08	$2,963,206	$1,280,192
Accrued discounts/premiums	19,353	—
Realized gain (loss)	112,164	(705,227)
Change in unrealized appreciation (depreciation)	(39,386)	1,112,873
Net purchases (sales)	(3,055,337)	(1,687,838)
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/09	$—	$—

Notes to the Schedule of Investments (Unaudited)
Securities Valuation: Securities listed on a securities exchange (other that options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter Market, including listed securities for which the primary market is believed by AST Investment Services, Inc. (formerly American Skandia Investment Services, Inc.) and Prudential Investments LLC (“PI”), the co-managers (together the “Manager”), in consultation with the sub advisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.
Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).
Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.
Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.
Futures contracts and options there on traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.
Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.
Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.
Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.
The Trust invests in the Taxable Money Market Series (the “Series”), a series of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.
Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures
(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 23, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier
Steve Pelletier
President and Principal Executive Officer

Date November 23, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2009

*	Print the name and title of each signing officer under his or her signature.